Due to size constraints, this filing is being made in 3 related submissions. This submission is the first of the 3 related submissions.

As filed with the Securities and Exchange Commission on April 22, 2015
Commission File Nos.  333-119656
811-08664

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 41	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 502	[X]

JACKSON NATIONAL SEPARATE ACCOUNT - I
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1 Corporate Way, Lansing, Michigan 48951
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Frank J. Julian, Esq., Assistant Vice President, Legal
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on April 27, 2015 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account – I

The date of this prospectus is April 2 7 , 201 5 .  This prospectus states the information about the separate account, the Contract, and Jackson National Life Insurance Company (“Jackson®”) you should know before investing.  This prospectus is a disclosure document and describes all of the Contract’s material features, benefits, rights, and obligations.  The description of the Contract’s material provisions in this prospectus is current as of the date of this prospectus.  If certain material provisions under the Contract are changed after the date of this prospectus, in accordance with the Contract, those changes will be described in a supplemented prospectus.  You should carefully read this prospectus in conjunction with any applicable supplements.  It is important that you also read the Contract and endorsements, which may reflect additional non-material state variations or other non-material variations.  This information is meant to help you decide if the Contract will meet your needs.  Please carefully read this prospectus and any related documents and keep everything together for future reference.  Additional information about the separate account can be found in the statement of additional information (“SAI”) dated April 2 7 , 201 5 that is available upon request without charge.  To obtain a copy, contact us at our:

Annuity Service Center
P.O. Box 30314
Lansing, Michigan 48909-7814
1-800-644-4565
www.jackson.com

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. Broker-dealers selling the Contracts may limit the availability of an optional feature.  Ask your representative about what optional features are or are not offered. If a particular optional feature that interests you is not offered, you may want to contact another broker-dealer to explore its availability. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse initial and any or all subsequent Premium payments.  Some optional features, including certain living benefits and death benefits, contain withdrawal restrictions that, if exceeded, may have a significant negative impact on the value of the feature and may cause the feature to prematurely terminate.  Please confirm with us or your representative that you have the most current prospectus and supplements to the prospectus that describe the availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products with different product features, benefits and charges.   You should consult with your representative to determine whether the features, benefits and charges under the Contract are consistent with your goals.  The Contract’s features, benefits and charges include, among other differences, a shorter duration withdrawal charge schedule and higher separate account annual expenses compared to other of our variable annuity products.

In some states, you may purchase the Contract through an automated electronic transmission/order ticket verification procedure.  Ask your representative about availability and the details.

The SAI is incorporated by reference into this prospectus, and its table of contents appears on page 353.  The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (“SEC”) about this securities offering.  The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (http://www.sec.gov) regarding registrants that make electronic filings.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this prospectus.  It is a criminal offense to represent otherwise.  We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state where this is not permitted.

• Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The Contract makes available for allocation fixed and variable options.  The fixed options will have limited availability if you elect a Contract Enhancement.  The variable options are Investment Divisions of the Separate Account, each of which invests in one of the following Funds – all class A shares:

JNL Series Trust

JNL/American Funds® Blue Chip Income and Growth Fund
JNL/American Funds Global Bond Fund
JNL/American Funds Global Small Capitalization Fund
JNL/American Funds Growth-Income Fund
JNL/American Funds International Fund
JNL/American Funds New World Fund
JNL Institutional Alt 20 Fund
JNL Institutional Alt 35 Fund
JNL Institutional Alt 50 Fund
JNL Alt 65 Fund* (formerly, JNL Institutional
Alt 65 Fund)
JNL/American Funds Balanced Allocation Fund
JNL/American Funds Growth Allocation Fund
JNL/AQR Managed Futures Strategy Fund**
JNL/BlackRock Commodity Securities Strategy Fund
JNL/BlackRock Global Allocation Fund
JNL/BlackRock Large Cap Select Growth Fund
JNL/Brookfield Global Infrastructure and MLP Fund
JNL/Capital Guardian Global Balanced Fund
JNL/Capital Guardian Global Diversified Research Fund
JNL/DFA U.S. Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/Eastspring Investments Asia ex-Japan Fund
JNL/Eastspring Investments China-India Fund
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund
JNL/Franklin Templeton Global Multisector Bond Fund
JNL/Franklin Templeton Income Fund
JNL/Franklin Templeton International Small Cap Growth Fund
JNL/Franklin Templeton Mutual Shares Fund
JNL/Franklin Templeton Small Cap Value Fund
JNL/Goldman Sachs Core Plus Bond Fund
JNL/Goldman Sachs Emerging Markets Debt Fund*
JNL/Goldman Sachs Mid Cap Value Fund
JNL/Goldman Sachs U.S. Equity Flex Fund
JNL/Invesco Global Real Estate Fund
JNL/Invesco International Growth Fund
JNL/Invesco Large Cap Growth Fund
JNL/Invesco Mid Cap Value Fund
JNL/Invesco Small Cap Growth Fund
JNL/Ivy Asset Strategy Fund
JNL/JPMorgan International Value Fund
JNL/JPMorgan MidCap Growth Fund
JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/Lazard Emerging Markets Fund*
JNL/Mellon Capital 10 x 10 Fund
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Emerging Markets Index Fund
JNL/Mellon Capital European 30 Fund
JNL/Mellon Capital Pacific Rim 30 Fund
JNL/Mellon Capital S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund

JNL/Mellon Capital International Index Fund
JNL/Mellon Capital Bond Index Fund
JNL/Mellon Capital Dow Jones U.S. Contrarian
Opportunities Index Fund
JNL/Morgan Stanley Mid Cap Growth Fund
JNL/Neuberger Berman Strategic Income Fund
JNL/Oppenheimer Global Growth Fund
JNL/PIMCO Real Return Fund
JNL/PIMCO Total Return Bond Fund
JNL/PPM America Floating Rate Income Fund
JNL/PPM America High Yield Bond Fund
JNL/PPM America Mid Cap Value Fund
JNL/PPM America Small Cap Value Fund
JNL/PPM America Value Equity Fund
JNL/Red Rocks Listed Private Equity Fund*
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Short-Term Bond Fund
JNL/T. Rowe Price Value Fund
JNL/WMC Balanced Fund
JNL/WMC Money Market Fund
JNL/WMC Value Fund
JNL/S&P Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund
JNL/S&P Total Yield Fund
JNL/S&P Mid 3 Fund
JNL/S&P 4 Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund
JNL Disciplined Moderate Fund
JNL Disciplined Moderate Growth Fund
JNL Disciplined Growth Fund

JNL Investors Series Trust

JNL/PPM America Total Return Fund

JNL Variable Fund LLC

JNL/Mellon Capital DowSM 10 Fund
JNL/Mellon Capital Global 15 Fund
JNL/Mellon Capital Nasdaq® 25 Fund
JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital S&P® SMid 60 Fund
JNL/Mellon Capital 25 Fund
JNL/Mellon Capital JNL 5 Fund

JNL/Mellon Capital Communications Sector Fund * JNL/Mellon Capital Consumer Brands Sector Fund JNL/Mellon Capital Financial Sector Fund	JNL/Mellon Capital Healthcare Sector Fund JNL/Mellon Capital Oil & Gas Sector Fund JNL/Mellon Capital Technology Sector Fund

*Effective August 29, 2011, the Investment Divisions of the Separate Account investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers.   Effective September 15, 2014, the Investment Division investing in the JNL/Mellon Capital Communications Sector Fund stopped accepting any additional allocations or transfers, but the Fund is available as an underlying Fund for a Fund of Funds.  Please see “Investment Divisions” on page 24 for more information.

** The JNL/AQR Managed Futures Strategy Investment Division is NOT available to new investors and will NOT accept any allocations or transfers. Please see “Investment Divisions” on page 24 for more information.

Underscored are the Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Funds are not the same mutual funds that you would buy directly from a retail mutual fund or through your stockbroker.  The prospectuses for the Funds are attached to this prospectus.

In addition, the following three Previously Offered Funds merged into the corresponding Currently Offered Funds effective April 27, 2015:

Previously Offered Funds	Currently Offered Funds
JNL/Mellon Capital Global Alpha Fund	JNL/AQR Managed Futures Strategy Fund
JNL/Mellon Capital Value Line® 30 Fund	JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund	JNL/Mellon Capital JNL 5 Fund

If you have Contract Value that was transferred to an Investment Division investing in a Currently Offered Fund as a result of a merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your Contract. If the transfer is completed within 60 days following April 27, 2015, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge	55
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge	56
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge	57
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”) Charge	58
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”) Charge	59
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”) Charge	60
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”) Charge	61
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up And Transfer Of Assets (“Jackson Select Protector GMWB”) Charge	62
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge	62
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”) Charge	64
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge	65
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge	66
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge	67
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge	70
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge	72
Death Benefit Charges	75
Commutation Fee	75
Other Expenses	75
Premium Taxes	76
Income Taxes	76
DISTRIBUTION OF CONTRACTS	77
PURCHASES	77
Minimum Initial Premium	78
Minimum Additional Premiums	78
Maximum Premiums	78
Allocations of Premium	79
Optional Contract Enhancements	82
Capital Protection Program	82
Guaranteed Minimum Accumulation Benefit (“GMAB”)	85
Accumulation Units	86
TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS	86
Potential Limits and Conditions on Fixed Account Transfers	87
Restrictions on Transfers: Market Timing	88
TELEPHONE AND INTERNET TRANSACTIONS	88
The Basics	88
What You Can Do and How	88
What You Can Do and When	88
How to Cancel a Transaction	88
Our Procedures	88
ACCESS TO YOUR MONEY	89
Waiver of Withdrawal and Recapture Charges for Certain Emergencies	90
Guaranteed Minimum Withdrawal Benefit Considerations	90
Guaranteed Minimum Withdrawal Benefit Important Special Considerations	91
7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”)	92
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”)	95
5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”)	101

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”)	105
5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”)	109
5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”)	111
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”)	116
5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”)	123
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”)	129
Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”)	135
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”)	142
Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”)	149
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”)	156
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”)	166
For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”)	177
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”)	185
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select”)	194
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment And Annual Step-Up (“LifeGuard Select With Joint Option”)	206
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select”)	219
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up And Transfer Of Assets (“Jackson Select With Joint Option”)	232
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer Of Assets (“Jackson Select Protector GMWB”)	245
For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)	256
Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net with Joint Option”)	267
5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”)	280
4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”)	286
Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”)	292
LifeGuard Freedom Flex GMWB	294
LifeGuard Freedom Flex with Joint Option GMWB	305
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)	316
Systematic Withdrawal Program	322
Suspension of Withdrawals or Transfers	323
INCOME PAYMENTS (THE INCOME PHASE)	323
Variable Income Payments	323
Income Options	324
FutureGuard Guaranteed Minimum Income Benefit	324
FutureGuard 6 Guaranteed Minimum Income Benefit	327
DEATH BENEFIT	330
Basic Death Benefit	330
Earnings Protection Benefit (“EarningsMax”)	330
Optional Death Benefits	331
5% Roll-up Death Benefit	331
6% Roll-up Death Benefit	333
Highest Quarterly Anniversary Value Death Benefit	334
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit	335

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit	336
LifeGuard Freedom DB	338
LifeGuard Freedom 6 DB	339
LifeGuard Freedom Flex DB	341
Payout Options	345
Pre-Selected Payout Options	345
Special Spousal Continuation Option	345
Death of Owner On or After the Income Date	346
Death of Annuitant	346
TAXES	346
Contract Owner Taxation	346
Tax-Qualified and Non-Qualified Contracts	346
Non-Qualified Contracts – General Taxation	346
Non-Qualified Contracts – Aggregation of Contracts	346
Non-Qualified Contracts – Withdrawals and Income Payments	346
Non-Qualified Contracts – Required Distributions	347
Tax-Qualified Contracts – Withdrawals and Income Payments	347
Withdrawals – Tax-Sheltered Annuities	347
Withdrawals – Roth IRAs	347
Constructive Withdrawals – Investment Adviser Fees	348
Extension of Latest Income Date	348
Death Benefits	348
IRS Approval	348
Assignment	348
Diversification	348
Owner Control	348
Withholding	349
Jackson Taxation	349
OTHER INFORMATION	349
Dollar Cost Averaging	349
Dollar Cost Averaging Plus (DCA+)	350
Earnings Sweep	350
Rebalancing	350
Free Look	350
Advertising	351
Restrictions Under the Texas Optional Retirement Program (ORP)	351
Modification of Your Contract	351
Confirmation of Transactions	351
Legal Proceedings	352
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	353
APPENDIX A (Trademarks, Services Marks, and Related Disclosures)	A-1
APPENDIX B (Contract Enhancement Recapture Charges)	B-1
APPENDIX C (Broker-Dealer Support)	C-1
APPENDIX D (GMAB Prospectus Examples)	D-1
APPENDIX E (GMWB Prospectus Examples)	E-1
APPENDIX F (GMWB Prospectus Examples for LifeGuard Freedom Flex GMWB, LifeGuard Freedom Flex With Joint Option GMWB, Jackson Select, Jackson Select With Joint Option and Jackson Select Protector GMWB)	F-1
APPENDIX G (Transfer of Assets Methodology)	G-1
APPENDIX H (GMWB Prospectus Examples for LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net With Joint Option GMWB, and MarketGuard Stretch GMWB)	H-1
APPENDIX I (FutureGuard 6 GMIB Prospectus Examples)	I-1
APPENDIX J (Historical Charges for Guaranteed Minimum Withdrawal Benefits (GMWBS))	J-1
APPENDIX K (Accumulation Unit Values)	K -1

GLOSSARY

These terms are capitalized when used throughout this prospectus because they have special meaning.  In reading this prospectus, please refer back to this glossary if you have any questions about these terms.

Accumulation Unit – a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

Annuitant – the natural person on whose life annuity payments for this Contract are based.  The Contract allows for the naming of joint Annuitants.  Any reference to the Annuitant includes any joint Annuitant.

Annuity Unit – a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

Beneficiary – the natural person or legal entity designated to receive any Contract benefits upon the Owner’s death.  The Contract allows for the naming of multiple Beneficiaries.

Business Day – each day that the New York Stock Exchange is open for business.

Completed Year – the succeeding twelve months from the date on which we receive a Premium payment. Completed Years specify the years from the date of receipt of the Premium and does not refer to Contract Years.  If the Premium receipt date is on the Issue Date of the Contract then Completed Year 0-1 does not include the first Contract Anniversary.  The first Contract Anniversary begins Completed Year 1-2 and each successive Completed Year begins with the Contract Anniversary of the preceding Contract Year and ends the day before the next Contract Anniversary.

If the Premium receipt date is other than the Issue Date or a subsequent Contract Anniversary, there is no correlation of the Contract Anniversary date and Completed Years.  For example, if the Issue Date is January 15, 201 6 and a Premium payment is received on February 28, 201 6 then, although the first Contract Anniversary is January 15, 201 7 , Completed Year 0-1 for that Premium payment would begin on February 28, 201 6 and end on February 27, 201 7 .  Completed Year 1-2 for that Premium payment would begin on February 28, 201 7 .

Contract – the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

Contract Anniversary – each one-year anniversary of the Contract’s Issue Date.

Contract Enhancement – a credit that we will make to your Contract Value at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) during which we receive a Premium payment.  The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, or 5% Contract Enhancement endorsement.  The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.

Contract Month – the period of time between consecutive monthly anniversaries of the Contract’s Issue date.

Contract Monthly Anniversary – each one-month anniversary of the Contract’s Issue Date.

Contract Quarter – the period of time between consecutive three-month anniversaries of the Contract’s Issue Date.

Contract Quarterly Anniversary – each three-month anniversary of the Contract’s Issue Date.

Contract Value – the sum of the allocations between the Contract’s Investment Divisions, Fixed Account and Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.

Contract Year – the succeeding twelve months from a Contract’s Issue Date and every anniversary.  The first Contract Year (Contract Year 0-1) starts on the Contract’s Issue Date and extends to, but does not include, the first Contract Anniversary.  Subsequent Contract Years start on an anniversary date and extend to, but do not include, the next anniversary date.

For example, if the Issue Date is January 15, 201 6 , then the end of Contract Year 0-1 would be January 14, 201 7 , and January 15, 201 7 , which is the first Contract Anniversary, begins Contract Year 1-2.

Earnings Protection Benefit – an optional benefit available at issue that may increase the amount of the death benefit payable at death.

Excess Interest Adjustment – an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the specified period.

Fixed Account – part of our General Account to which the Contract Value you allocate is guaranteed to earn a stated rate of return over the specified period.  The Fixed Account consists of Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

Fixed Account Contract Value – the sum of the allocations between the Contract’s Fixed Account Options and the Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.

Fixed Account Option – a Contract option within the Fixed Account for a specific period under which a stated rate of return will be credited.

Fund – a registered management investment company in which an Investment Division of the Separate Account invests.

GLOSSARY
General Account – the General Account includes all our assets, including any Contract Value allocated to the Fixed Account and the GMWB Fixed Account, which are available to our creditors.

Good Order – when our administrative requirements, including all information, documentation and instructions deemed necessary by us, in our sole discretion, are met in order to issue a Contract or execute any requested transaction pursuant to the terms of the Contract.

Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account – part of our Fixed Account within the General Account to which, if you elected the GMAB, a certain percentage of Contract Value is required to be allocated for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period.  The Contract Value allocated to the GMAB Fixed Account will earn a stated rate of return over the Guarantee Period subject to certain possible adjustments.

Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account – part of our General Account to and from which, if you elect a GMWB containing a Transfer of Assets provision (the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB and Jackson Select Protector GMWB contain a Transfer of Assets provision), automatic transfers of your Contract Value may be required according to non-discretionary formulas.  The Contract Value allocated to the GMWB Fixed Account will earn a stated rate of return over a specified period.

GMWB Fixed Account Contract Value – the sum of the allocations to the Contract’s GMWB Fixed Account.

Income Date – the date on which you begin receiving annuity payments.

Investment Division – one of multiple variable options of the Separate Account to allocate your Contract’s value, each of which exclusively invests in a different available Fund.  The Investment Divisions are called variable because the return on investment is not guaranteed.

Issue Date – the date your Contract is issued.

Jackson, JNL, we, our, or us – Jackson National Life Insurance Company.  (We do not capitalize “we,” “our,” or “us” in the prospectus.)

Latest Income Date – the Contract Anniversary on or next following the date on which the Owner attains age 95 under a non-qualified contract, or such earlier date as required by the applicable qualified plan, law or regulation.

Owner, you or your – the natural person or legal entity entitled to exercise all rights and privileges under the Contract.  Usually, but not always, the Owner is the Annuitant.  The Contract allows for the naming of joint Owners.  (We do not capitalize “you” or “your” in the prospectus.)  Any reference to the Owner includes any joint Owner.

Premium(s) – considerations paid into the Contract by or on behalf of the Owner.  The maximum aggregate Premium payments you may make without prior approval is $1 million.  This maximum amount is subject to further limitations at any time on both initial and subsequent Premium payments.

Remaining Premium – the total Premium paid reduced by withdrawals that incur withdrawal and/or recapture charges, and withdrawals of Premiums that are no longer subject to withdrawal and/or recapture charges.

Required Minimum Distributions (RMDs) – For certain qualified contracts, the amount defined under the Internal Revenue Code as the minimum distribution requirement as applied to your Contract only.  This definition excludes any withdrawal necessary to satisfy the minimum distribution requirements of the Internal Revenue Code if the Contract is purchased with contributions from a nontaxable transfer after the death of the owner of a qualified contract.  Different rules apply for the MarketGuard Stretch GMWB as described in the “MarketGuard Stretch GMWB” section.

Separate Account – Jackson National Separate Account – I.  The Separate Account is divided into sub-accounts generally referred to as Investment Divisions.

Separate Account Contract Value – the sum of the allocations between the Contract’s Investment Divisions.

KEY FACTS

The immediately following two sections briefly introduce the Contract (and its benefits and features) and its costs; however, please carefully read the whole prospectus and any related documents before purchasing the Contract to be sure that it will meet your needs.

Allocation Options
The Contract makes available Investment Divisions and a Fixed Account for allocation of your Premium payments and Contract Value. Allocations to the Fixed Account for a specified period of one year may remain for one year, and we may require equal monthly transfers to the Investment Divisions during the time.  In addition, if you elect a GMWB containing a Transfer of Assets provision, automatic transfers of your Contract Value may be allocated to a GMWB Fixed Account.  For more information about the Fixed Accounts, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  For more information about the Investment Divisions, please see “INVESTMENT DIVISIONS” beginning on page 24.

Investment Purpose
The Contract is intended to help you save for retirement or another long-term investment purpose.  The Contract is designed to provide tax deferral on your earnings, if it is not issued under a qualified retirement plan.  Qualified plans confer their own tax deferral.  For more information, please see “TAXES” beginning on page 346.

Free Look
If you change your mind about having purchased the Contract, you may return it without penalty.  There are conditions and limitations, including time limitations, depending on where you live.  For more information, please see “Free Look” beginning on page 350.

Purchases
There are minimum and maximum Premium requirements.  The Contract also has two Premium protection options, namely the Capital Protection Program and the Guaranteed Minimum Accumulation Benefit (GMAB), respectively.  If the GMAB is elected, no Premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect.  For more information about both options, please see “PURCHASES” beginning on page 77.

Optional Endorsements
Not all optional endorsements are available in all states or through all broker-dealers.  The availability of optional endorsements may reflect state prohibitions and variations, Jackson’s reservation of the right not to offer certain optional endorsements, and broker-dealer selections.  The representative assisting you will advise you whether an optional benefit is available and of any variations. Optional endorsement provisions may vary depending on when you purchased your Contract or elected your endorsement.  Please refer to your Contract endorsements for the provisions that apply to you.

Withdrawals
Before the Income Date, there are a number of ways to access your Contract Value, generally subject to a charge or adjustment, particularly during the early Contract Years.  There are also a number of optional withdrawal benefits available.  The Contract has a free withdrawal provision and waives the charges and adjustments in the event of some unforeseen emergencies.  For more information, please see “ACCESS TO YOUR MONEY” beginning on page 89.

Income Payments	There are a number of income options available, including an optional, guaranteed minimum income benefit. For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 323.

Death Benefit
The Contract has a death benefit that becomes payable if you die before the Income Date.  There are also a number of optional death benefits available.  For more information, please see “DEATH BENEFIT” beginning on page 330.

Contract Charges
Various charges apply under the Contract as summarized in the “FEES AND EXPENSES TABLES” below.  If the Contract Value is insufficient to pay the charges under the Contract, the Contract will terminate without value, unless you are eligible for continued payments under a Guaranteed Minimum Withdrawal Benefit.

FEES AND EXPENSES TABLES

The following tables describe the fees and expenses that you will pay when purchasing, owning and surrendering the Contract.  The first table (and footnotes) describes the fees and expenses that you will pay at the time that you purchase the Contract, surrender the Contract or transfer cash value between investment options.  Fees and expenses also may apply after the Income Date.  For more information, please see “Commutation Fee” on page 75, and “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 323.

Owner Transaction Expenses

Front-end Sales Load	None

Maximum Withdrawal Charge 1
Percentage of Premium withdrawn, if applicable	8%

Maximum Contract Enhancement Recapture Charge 2
Percentage of the corresponding Premiums withdrawn with a Contract Enhancement	4.5%

Maximum Premium Taxes 3
Percentage of each Premium	3.5%

Transfer Charge 4
Per transfer after 15 in a Contract Year	$25

Expedited Delivery Charge 5	$22.50

1	The withdrawal charge is a schedule lasting four Completed Years following each Premium as shown in the table below (state variations may apply).

Withdrawal Charge (as a percentage of premium payments)

	Completed Years Since Receipt Of Premium -
	0-1	1-2	2-3	3-4	4+
Base Schedule	8%	7.5%	6.5%	5.5%	0%

For Contracts purchased before October 11, 2010

Withdrawal Charge (as a percentage of premium payments)

	Completed Years Since Receipt Of Premium
	0-1	1-2	2-3	3-4	4+
Base Schedule	8%	8%	7%	6%	0%

For more information on withdrawal charges, please see “Withdrawal Charge” under “Contract Charges” beginning on page 40.

2      For more information about recapture charges, please see “Contract Enhancement Recapture Charge” under “Contract Charges”, beginning on page 42.

3	Premium taxes generally range from 0 to 3.5% and vary by state.

4	We do not count transfers in conjunction with dollar cost averaging, earnings sweep, automatic rebalancing, and periodic automatic transfers.

5	For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $20 for wire transfers in connection with withdrawals.

The next table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Funds’ fees and expenses.

Periodic Expenses

Base Contract

Annual Contract Maintenance Charge 6	$35

Separate Account Annual Expenses
Annual percentage of average daily account value of Investment Divisions

Mortality And Expense Risk Charge7	1.55%

Administration Charge 8	0.15%

Total Separate Account Annual Expenses for Base Contract	1.70%

Optional Endorsements – A variety of optional endorsements to the Contract are available.  The optional endorsements listed below include endorsements and applicable charges for endorsements that were previously sold but are not currently available to be added to a Contract.  Please see the footnotes for additional information on the various optional endorsement charges.

The following optional endorsement charges are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of the value of the Accumulation Units.  You may select one from each grouping below9:

Earnings Protection Benefit Maximum Annual Charge (“EarningsMax®”) 10	0.45%

5% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 11	0.695%
4% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 11	0.56%
3% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 11	0.42%
2% Contract Enhancement Maximum Annual Charge (not currently offered as of October 15, 2012) 12	0.395%

The following optional death benefit endorsement charges are based on either average daily Contract Value in the Investment Divisions (deducted daily as part of the calculation of the value of the Accumulation Units) or on a benefit base and are indicated as such.  Please see the footnotes for additional information on the various optional death benefit endorsement charges.  You may select one of the available benefits listed below9:

Average Daily Contract Value in Investment Divisions Based Charges
4% Roll-up Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 13	0.50%
Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 14	0.40%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of October 6, 2008) 15	0.80%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge (no longer offered as of April 30, 2007) 16	0.60%

Benefit Based Charges
5% Roll-up Death Benefit Maximum Annual Charge 17	1.20%
6% Roll-up Death Benefit Maximum Annual Charge 18	1.60%
Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 19	0.60%
Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 20	1.40%
Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit Maximum Annual Charge 21	1.80%
LifeGuard Freedom DB® Maximum Annual Charge (no longer offered as of September 28, 2009) 22	0.60%
LifeGuard Freedom 6 DBSM Maximum Annual Charge (no longer offered as of October 11, 2010)(only available if the LifeGuard Freedom 6 GMWB is also selected) 23	0.60%
LifeGuard Freedom Flex DBSM Maximum Annual Charge (only available with a specified combination of Options for the LifeGuard Freedom Flex GMWB) 24	0.72%

The following optional endorsement charges are benefit based.  Please see the footnotes for additional information on the various optional endorsement charges.  You may select one of the available benefits listed below9:

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge (“FutureGuardSM”) (no longer offered as of December 3, 2007) 25	0.60%
GMIB Maximum Annual Charge (“FutureGuard 6SM”) (no longer offered as of April 6, 2009) 26	0.87%
Guaranteed Minimum Accumulation Benefit (“GMAB”) Maximum Annual Charge (no longer offered as of May 1, 2011) 27	1.02%
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge (no longer offered as of March 31, 2008)(“SafeGuard 7 Plus®”) 28	0.75%
Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge (“SafeGuard Max®”) (no longer offered as of April 29, 2013) 29	1.20%
5% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 5SM”, formerly “AutoGuard®”) 30	1.74%
6% GMWB With Annual Step-Up Maximum Annual Charge (“AutoGuard 6SM”) (no longer offered as of April 29, 2013) 31	2.04%
5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)(“MarketGuard 5®”) 32	0.51%
5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector®”) 33	1.47%
5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008) (“LifeGuard AdvantageSM”, formerly “LifeGuard Protector AdvantageSM”) 34	1.50%
5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector Plus®”) 35	1.47%
Joint 5% for Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007)(“LifeGuard Protector® with Joint Option”) 36	1.62%
Joint 5% for Life GMWB With Bonus and 5-Year Step-Up Maximum Annual Charge (no longer offered as of April 30, 2007) (“LifeGuard Protector Plus® with Joint Option”) 37	1.71%
For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM”) 38	1.50%
Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31, 2008)(“LifeGuard AscentSM With Joint Option”) 39	1.71%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009) (“LifeGuard Freedom® GMWB”) 40	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of September 28, 2009)(“LifeGuard Freedom® GMWB With Joint Option”) 41	1.86%
For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB”) 42	1.50%
Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of October 11, 2010) (“LifeGuard Freedom 6® GMWB With Joint Option”) 43	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM”) 44	1.50%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum Annual Charge (no longer offered as of May 1, 2010)(“LifeGuard SelectSM With Joint Option”) 45	1.86%
For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM”) (no longer offered as of May 1, 2011) 46	2.04%
Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Maximum Annual Charge (“Jackson SelectSM With Joint Option”) (no longer offered as of May 1, 2011) 47	2.64%
For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Charge (“Jackson Select Protector® GMWB”) (no longer offered as of April 29, 2013) 48	2.34%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net®”) 49	3.00%
For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net® With Joint Option”) 50	3.00%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
5% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 5®”) 51	1.32%
4% for Life GMWB Maximum Annual Charge (no longer offered as of May 1, 2006)(“LifeGuard 4®”) 52	0.87%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® GMWB”) 53	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table (no longer offered as of September 15, 2014)	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex® With Joint Option GMWB”) 54	3.00%

Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table (no longer offered as of October 15, 2012)	3.00%
Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard StretchSM GMWB”)55	2.22%

6
This charge is waived on Contract Value of $50,000 or more.  This charge is deducted proportionally from allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

7	This charge is 1.45% on Contracts purchased before August 29, 2011.

8
For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated, as of that date.

For Contracts purchased before September 28, 2009, this charge is waived on initial Premiums of $1 million or more, but we may reverse the waiver and reinstate the Administration Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1 million.

9
Some optional endorsements are only available to select when purchasing the Contract and once purchased cannot be canceled.  Also, you may not select both a Guaranteed Minimum Income Benefit and any Guaranteed Minimum Withdrawal Benefits.  In addition, the Guaranteed Minimum Accumulation Benefit may not be selected in combination with any Contract Enhancement, any Guaranteed Minimum Income Benefit or any Guaranteed Minimum Withdrawal Benefits.

10	The current charge is 0.30%.

11
This charge lasts for the first seven Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals). For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 42.

12
This charge lasts for the first five Contract Years.  While this charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions, this charge will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates, but not below the minimum guaranteed interest rate (assuming no withdrawals).  For more information, please see “Contract Enhancement Charge” under “Contract Charges”, beginning on page 42.

13	The current charge is 0.30%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

14	The current charge is 0.25%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

15	The current charge is 0.55%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

16	The current charge is 0.40%, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

17	The current annual charge is 0. 60 % of the GMDB Benefit Base (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% of the GMDB Benefit Base (as used in the Table).

For Contracts purchased before October 6, 2008, the charge is 0.45%, on an annual basis, of the average daily Contract Value in the Investment Divisions.

For more information about the charge for this endorsement, please see “5% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 331.

18	The current annual charge is 0. 8 0% of the GMDB Benefit Base (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “6% Roll-up Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 331.

19	The current annual charge is 0. 30 % of the GMDB Benefit Base (0.075% each Contract Quarter), subject to a maximum annual charge of 0.60% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 331.

20	The current annual charge is 0. 70 % of the GMDB Benefit Base (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 331.

21	The current annual charge is 0. 90 % of the GMDB Benefit Base (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% of the GMDB Benefit Base (as used in the Table).

For more information about the charge for this endorsement, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Death Benefit Charges”, beginning on page 72.  For more information about how the endorsement works, including how the GMDB Benefit Base is calculated, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 331.

22	The current and maximum annual charge for the LifeGuard Freedom DB is 0. 60 % of the GMWB Death Benefit (0.15% each Contract Quarter).

For more information about the charge for the LifeGuard Freedom DB, please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 74.  For more information about how this optional death benefit endorsement works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 338.

23	The current and maximum annual charge is 0. 60 % of the GMWB Death Benefit (0.15% each Contract Quarter).

For more information about the charge for the LifeGuard Freedom 6 DB, please see “LifeGuard Freedom 6 DB” under “Death Benefit Charges”, beginning on page 74.  For more information about how the LifeGuard Freedom 6 DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 339.

24
The current and maximum annual charge for the LifeGuard Freedom Flex DB is 0. 70 % of the GMWB Death Benefit (0.175% each Contract Quarter).  However, for Contracts purchased in Washington State, the current and maximum annual charge is 0. 72 % of the GMWB Death Benefit (0.06% each Contract Month, as used in the table).

For more information about the charge for the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Death Benefit Charges”, beginning on page 74.  For more information about how the LifeGuard Freedom Flex DB works, including how the GMWB Death Benefit is calculated, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 341.

25	For Contracts with this GMIB purchased on and after March 7, 2005 (subject to availability), you pay 0. 60 % of the GMIB Benefit Base annually (0.15% each calendar quarter).

However, for Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0. 60 % of the GMIB Benefit Base annually (0.05% each Contract Month).

For more information about the charge for this endorsement, please see “FutureGuard Guaranteed Minimum Income Benefit Charge” beginning on page 44.  For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on 324.

26
The current and maximum annual charge is 0. 85 % of the GMIB Benefit Base (0.2125% each calendar quarter).  However, for Contracts purchased in Washington State, the current and maximum annual charge is 0. 87 % of the GMIB Benefit Base (0.0725% each Contract Month, as used in the table).

For Contracts purchased before October 6, 2008, the charge is 0. 8 0% of the GMIB Benefit Base annually (0.20% each calendar quarter).  And for Contracts purchased in Washington State before October 6, 2008, the charge is 0. 84 % of the GMIB Benefit Base annually (0.07% each Contract Month).  For more information about the charge for this endorsement, please see “FutureGuard 6 Guaranteed Minimum Income Benefit Charge” beginning on page 44.  For more information about how the endorsement works, including how the GMIB Benefit Base is calculated, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 327.

27
The charge is quarterly, currently 0. 50 % annually (0. 125 % quarterly ) of the GV in effect on the date the charge is deducted, subject to a maximum annual charge of 1.00%.  However, for Contracts purchased in Washington State, the charge is monthly, currently 0. 51 % annually (0. 0425 % monthly ) of the GV, subject to a maximum annual charge of 1.02% as used in the Table.

For more information about the charge for this endorsement, please see “Guaranteed Minimum Accumulation Benefit Charge” beginning on page 45.  For more information about how the endorsement works, including how the GV is calculated, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 82.

28	0.75% of the GWB is the maximum annual charge, which charge is payable quarterly. However, for Contracts purchased in Washington State, you pay the charge each Contract Month.

The tables below have the maximum and current charges.

7% GMWB
Endorsement’s Availability	On and after January 17, 2006		Before January 17, 2006
Maximum Annual Charge	0.75%		0.70%
Current Annual Charge	0.40%	0.42%	0.40%
Charge Basis	GWB		Investment Divisions
Charge Frequency	Quarterly	Monthly	Daily

For more information about the charge for this endorsement, please see “7% Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 45.  For more information about how the endorsement works, including how the GWB is calculated, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 92.

29
1.20% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

GMWB With 5-Year Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
For endorsements purchased before May 1, 2010	.80%	.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Charge” beginning on page 46.  For more information about how this endorsement works, including how the GWB is calculated, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 95.

30
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, the maximum annual charge is 1.74%, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

5% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 47.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 101.

31
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, the maximum annual charge is 2.04%, which charge is payable each Contract Month. The tables below have the maximum and current charges.

6% GMWB With Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 48.  For more information about how the endorsement works, including how the GWB is calculated, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 105.

32
The charge is quarterly, currently 0. 20 % annually (0. 05 % quarterly ) of the GWB, subject to a maximum annual charge of 0.50%.  However, for Contracts purchased in Washington State, the charge is monthly, currently 0. 21 % annually (0. 0175 % monthly ) of the GWB, subject to a maximum annual charge of 0.51% as used in the Table.

For more information about the charge for this endorsement, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up Charge” beginning on page 49.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 109.

33
1.45% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.47% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Annual Step-Up Charge” beginning on page 49.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Annual Step-Up” beginning on page 111.

34
1.50% is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 50.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Annual Step-Up” beginning on page 116.

35
1.45% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.47% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 51.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 123.

36
1.60% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.62% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Annual Step-Up Charge” beginning on page 52.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Annual Step-Up” beginning on page 129.

37
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.71% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

Joint 5% for Life GMWB With Bonus and Five-Year Step-Up
Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up Charge” beginning on page 52.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint 5% for Life GMWB With Bonus and Five-Year Step-Up” beginning on page 135.

38
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up Charge” beginning on page 53.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up” beginning on page 142.

39
1.70% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.71% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges.

Joint For Life GMWB With Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Annual Step-Up Charge” beginning on page 54.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Annual Step-Up” beginning on page 149.

40
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45-80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 55.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 156.

41
1.85% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus and Annual Step-Up
Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 55.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 166.

42
1.50% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, you pay the charge each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 56.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 177.

43
1.85% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus and Annual Step-Up
	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint Life GMWB With Bonus and Annual Step-Up Charge” beginning on page 57.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus and Annual Step-Up” beginning on page 185.

44	1.50% of the GWB is the maximum annual charge, which charge is payable quarterly. The tables below have the maximum and current charges.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	1.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 58.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 194.

45
1.85% of the GWB is the maximum annual charge, which is payable quarterly.  However, for Contracts purchased in Washington State, 1.86% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Charge” beginning on page 59.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 206.

46
2.00% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State,  2.04% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before October 11, 2010	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 60.  For more information about how the endorsement works, including how the GWB is calculated,  please see “For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 219.

47
2.60% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.64% of the GWB is the maximum annual charge , which charge is payable each Contract Month.  The tables below have the maximum and current charges.

Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
For endorsements purchased on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements purchased before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Charge” beginning on page 61.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 232.

48
2.30% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.34% of the GWB is the maximum annual charge, which charge is payable each Contract Month.  The tables below have the maximum and current charges.

For Life GMWB With Annual Step-Up and Transfer of Assets
Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, please see “For Life GMWB With Annual Step-Up and Transfer of Assets Charge” beginning on page 60.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life GMWB With Annual Step-Up and Transfer of Assets” beginning on page 245.

49
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the Income Stream Level 5 GAWA% Table under LifeGuard Freedom 6 Net ), which charge is payable quarterly.  However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State,   the charge is payable each Contract Month.  For more information about the charges for this endorsement, including applicable charges for each of the five Income Stream Level GAWA% tables , please see “For Life G uaranteed M inimum W ithdrawal B enefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” beginning on page 62.  For more information about how the endorsement works, including how the GWB is calculated, please see “For Life G uaranteed M inimum W ithdrawal B enefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 255.

50
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the Income Stream Level 3 GAWA% Table under LifeGuard Freedom 6 Net with Joint Option ), which charge is payable quarterly.  However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month.  For more information about the charges for this endorsement, including applicable charges for each of the three Income Stream Level GAWA% tables , please see “Joint For Life G uaranteed M inimum W ithdrawal B enefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” beginning on page 64.  For more information about how the endorsement works, including how the GWB is calculated, please see “Joint For Life G uaranteed M inimum W ithdrawal B enefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” beginning on page 267.

51
1.30% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 1.32% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

5% For Life GMWB
Endorsement’s Availability	Before May 1, 2006				Before January 17, 2006*
Annual Charge	Maximum		Current		Maximum	Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%	1.30%	0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%	0.85%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%	0.60%	0.50%
75 – 80	0.50%	0.51%	0.40%	0.42%	0.50%	0.40%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

*The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “5% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 65.  For more information about how the endorsement works, including how the GWB is calculated, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 280.

52
0.85% of the GWB is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 0.87% of the GWB is the maximum annual charge, which charge is payable monthly.  The tables below have the maximum and current charges for all age groups.

4% For Life GMWB
Endorsement’s Availability	Before May 1, 2006				Before January 17, 2006*
Annual Charge	Maximum		Current		Maximum	Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%	0.85%	0.65%
55 – 59	0.65%	0.66%	0.50%	0.51%	0.65%	0.50%
60 – 64	0.50%	0.51%	0.35%	0.36%	0.50%	0.35%
65 – 69	0.35%	0.36%	0.25%	0.27%	0.35%	0.25%
70 – 74	0.30%	0.30%	0.20%	0.21%	0.30%	0.20%
75 – 80	0.20%	0.21%	0.15%	0.15%	0.20%	0.15%
Charge Basis	GWB				Investment Divisions
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly	Daily

*The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For more information about the charge for this endorsement, please see “4% For Life Guaranteed Minimum Withdrawal Benefit Charge” beginning on page 66.  For more information about how the endorsement works, including how the GWB is calculated, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 286.

53
3.00% of the GWB is the maximum annual charge and 1.50% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex ), which charge is payable quarterly.  However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the charge is payable each Contract Month. For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” beginning on page 67.  For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 294.

54
3.00% of the GWB is the maximum annual charge and 1.60% of the GWB is the current annual charge (based on election of the most expensive combination of options under LifeGuard Freedom Flex with Joint Option ), which charge is payable quarterly.  However, for Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the current annual charge is 1.62%, which is payable each Contract Month.  For more information about the charges for this endorsement, including applicable charges for each of the available combination of options, please see “Joint For Life G uaranteed M inimum W ithdrawal B enefit With Bonus and Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” beginning on page 70.  For more information about how the endorsement works, including how the GWB is calculated, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 305.

55
2.20% of the GMWB Charge Base is the maximum annual charge, which charge is payable quarterly.  However, for Contracts purchased in Washington State, 2.22% of the GMWB Charge Base is the maximum annual charge, which charge is payable each Contract Month.   The tables below have the maximum and current charges.

MarketGuard Stretch GMWB
Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For more information about the charge for this endorsement, including how the GMWB Charge Base is calculated, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” beginning on page 72.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 316.

The next item shows the minimum and maximum total annual operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.5 5%

Maximum: 2. 18%

More detail concerning each Fund’s fees and expenses is below.  But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth	1.08% A	0.20% A,J	0.18% A, G	0.00%	1.46% A	0.43% B,J	1.03% A,B,J
JNL/American Funds Global Bond	1.23% A	0.20% A,J	0.19% A, G	0.00%	1.62% A	0.50% B,J	1.12% A,B,J
JNL/American Funds Global Small Capitalization	1.45% A	0.20% A,J	0.19% A, G	0.00%	1.84% A	0.55% B,J	1.29% A,B,J
JNL/American Funds Growth-Income	0.94% A	0.20% A,J	0.18% A, G	0.00%	1.32% A	0.35% B,J	0.97% A,B,J
JNL/American Funds International	1.35% A	0.20% A,J	0.19% A, G	0.00%	1.74% A	0.55% B,J	1.19% A,B,J
JNL/American Funds New World	1.77% A	0.20% A,J	0.21% A, G	0.00%	2.18% A	0.75% BJ	1.43% A,B,J
JNL/DFA U.S. Core Equity	0.59%	0.20%	0.10% F	0.00%	0.89%	0.09% C	0.80% C
JNL/Franklin Templeton Global Multisector Bond	0.73%	0.20%	0.15% G	0.02%	1.10%	0.03% C	1.07% C
JNL/Goldman Sachs Emerging Markets Debt	0.71%	0.20%	0.16% G	0.01%	1.08%	0.01% C	1.07% C
JNL/Goldman Sachs Mid Cap Value	0.70%	0.20%	0.11% F	0.00%	1.01%	0.02% C	0.99% C
JNL/Invesco Small Cap Growth	0.82%	0.20%	0.10% F	0.01%	1.13%	0.01% C	1.12% C
JNL/Mellon Capital S&P 500 Index	0.24%	0.20%	0.12% F	0.00%	0.56%	0.01% C	0.55% C
JNL/ T. Rowe Price Value	0.61%	0.20%	0.10% F	0.00%	0.91%	0.00% C	0.91% C
JNL/WMC Money Market	0.26%	0.20%	0.10% F	0.00%	0.56%	0.38% D	0.18% D

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Institutional Alt 20	0.11%	0.00%	0.06% E	0.95%	1.12%
JNL Institutional Alt 35	0.11%	0.00%	0.05% E	1.04%	1.20%
JNL Institutional Alt 50	0.11%	0.00%	0.05% E	1.14%	1.30%
JNL Alt 65	0.14%	0.00%	0.05% E	1.23%	1.42%
JNL/American Funds Balanced Allocation	0.30%	0.20% J	0.15% G	0.47%	1.12% J
JNL/American Funds Growth Allocation	0.30%	0.20% J	0.15% G	0.50%	1.15%
JNL/AQR Managed Futures Strategy	0.95%	0.20%	0.21% H	0.10%	1.46%
JNL/BlackRock Commodity Securities Strategy	0.62%	0.20%	0.15% G	0.00%	0.97%
JNL/BlackRock Global Allocation	0.72%	0.20%	0.15% G	0.00%	1.07%
JNL/BlackRock Large Cap Select Growth	0.61%	0.20%	0.11% F	0.00%	0.92%
JNL/Brookfield Global Infrastructure and MLP	0.79%	0.20%	0.16% G	0.01%	1.16%
JNL/Capital Guardian Global Balanced	0.65%	0.20%	0.16% G	0.01%	1.02%
JNL/Capital Guardian Global Diversified Research	0.72%	0.20%	0.15% G	0.01%	1.08%
JNL/Eagle SmallCap Equity	0.67%	0.20%	0.10% F	0.00%	0.97%
JNL/Eastspring Investments Asia ex-Japan	0.90%	0.20%	0.17% G	0.00%	1.27%
JNL/Eastspring Investments China-India	0.90%	0.20%	0.21% H	0.00%	1.31%
JNL/Franklin Templeton Founding Strategy	0.00%	0.00%	0.05% E	0.99%	1.04%
JNL/Franklin Templeton Global Growth	0.65%	0.20%	0.15% G	0.01%	1.01%
JNL/Franklin Templeton Income	0.62%	0.20%	0.10% F	0.01%	0.93%
JNL/Franklin Templeton International Small Cap Growth	0.95%	0.20%	0.16% G	0.01%	1.32%
JNL/Franklin Templeton Mutual Shares	0.72%	0.20%	0.11% F	0.01%	1.04%
JNL/Franklin Templeton Small Cap Value	0.77%	0.20%	0.11% F	0.01%	1.09%
JNL/Goldman Sachs Core Plus Bond	0.58%	0.20%	0.10% F	0.01%	0.89%
JNL/Goldman Sachs U.S. Equity Flex	0.80%	0.20%	0.93% G	0.01%	1.94%
JNL/Invesco Global Real Estate	0.70%	0.20%	0.15% G	0.00%	1.05%
JNL/Invesco International Growth	0.62%	0.20%	0.16% G	0.01%	0.99%
JNL/Invesco Large Cap Growth	0.66%	0.20%	0.10% F	0.00%	0.96%
JNL/Invesco Mid Cap Value	0.68%	0.20%	0.11% F	0.01%	1.00%
JNL/Ivy Asset Strategy	0.84% I	0.20%	0.15% G	0.00%	1.19%
JNL/JPMorgan International Value	0.65%	0.20%	0.15% G	0.00%	1.00%
JNL/JPMorgan MidCap Growth	0.64%	0.20%	0.10% F	0.00%	0.94%
JNL/JPMorgan U.S. Government & Quality Bond	0.39%	0.20%	0.10% F	0.01%	0.70%
JNL/Lazard Emerging Markets	0.87%	0.20%	0.15% G	0.00%	1.22%
JNL/Mellon Capital European 30	0.30%	0.20%	0.21% H	0.00%	0.71%
JNL/Mellon Capital Pacific Rim 30	0.31%	0.20%	0.21% H	0.00%	0.72%
JNL/Mellon Capital S&P 400 MidCap Index	0.25%	0.20%	0.12% F	0.00%	0.57%
JNL/Mellon Capital Small Cap Index	0.25%	0.20%	0.10% F	0.00%	0.55%
JNL/Mellon Capital International Index	0.25%	0.20%	0.17% G	0.00%	0.62%
JNL/Mellon Capital Bond Index	0.27%	0.20%	0.10% F	0.01%	0.58%
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index	0.32%	0.20%	0.18% G	0.00%	0.70%
JNL/Mellon Capital Emerging Markets Index	0.38%	0.20%	0.18% G	0.00%	0.76%
JNL/Mellon Capital Index 5	0.00%	0.00%	0.05% E	0.58%	0.63%
JNL/Mellon Capital 10 x 10	0.00%	0.00%	0.05% E	0.61%	0.66%
JNL/Morgan Stanley Mid Cap Growth	0.75%	0.20%	0.15% G	0.01%	1.11%
JNL/Neuberger Berman Strategic Income	0.60%	0.20%	0.15% G	0.04%	0.99%
JNL/Oppenheimer Global Growth	0.63%	0.20%	0.16% G	0.00%	0.99%
JNL/PIMCO Real Return	0.49%	0.20%	0.17% F	0.00%	0.86%
JNL/PIMCO Total Return Bond	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/PPM America Floating Rate Income	0.61%	0.20%	0.17% G	0.01%	0.99%
JNL/PPM America High Yield Bond	0.43%	0.20%	0.11% F	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%
JNL/PPM America Small Cap Value	0.75%	0.20%	0.11% F	0.00%	1.06%
JNL/PPM America Value Equity	0.55%	0.20%	0.10% F	0.00%	0.85%
JNL/Red Rocks Listed Private Equity	0.81%	0.20%	0.16% G	0.78%	1.95%
JNL/T. Rowe Price Established Growth	0.56%	0.20%	0.10% F	0.00%	0.86%
JNL/T. Rowe Price Mid-Cap Growth	0.70%	0.20%	0.11% F	0.00%	1.01%
JNL/T. Rowe Price Short-Term Bond	0.40%	0.20%	0.11% F	0.00%	0.71%
JNL/WMC Balanced	0.43%	0.20%	0.11% F	0.01%	0.75%

Fund Operating Expenses (As an annual percentage of each Fund’s average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/WMC Value	0.47%	0.20%	0.11% F	0.00%	0.78%
JNL/S&P Managed Conservative	0.09%	0.00%	0.06% E	0.85%	1.00%
JNL/S&P Managed Moderate	0.09%	0.00%	0.05% E	0.88%	1.02%
JNL/S&P Managed Moderate Growth	0.08%	0.00%	0.06% E	0.91%	1.05%
JNL/S&P Managed Growth	0.09%	0.00%	0.05% E	0.93%	1.07%
JNL/S&P Managed Aggressive Growth	0.09%	0.00%	0.06% E	0.94%	1.09%
JNL Disciplined Moderate	0.10%	0.00%	0.05% E	0.74%	0.89%
JNL Disciplined Moderate Growth	0.10%	0.00%	0.05% E	0.70%	0.85%
JNL Disciplined Growth	0.12%	0.00%	0.05% E	0.68%	0.85%
JNL/S&P Competitive Advantage	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Dividend Income & Growth	0.36%	0.20%	0.10% F	0.00%	0.66%
JNL/S&P Intrinsic Value	0.36%	0.20%	0.11% F	0.00%	0.67%
JNL/S&P Total Yield	0.37%	0.20%	0.10% F	0.00%	0.67%
JNL/S&P Mid 3	0.50%	0.20%	0.10% F	0.00%	0.80%
JNL/S&P 4	0.00%	0.00%	0.05% E	0.67%	0.72%
JNL Variable Fund LLC
JNL/Mellon Capital DowSM 10	0.29%	0.20%	0.18% G	0.00%	0.67%
JNL/Mellon Capital Global 15	0.29%	0.20%	0.21% H	0.00%	0.70%
JNL/Mellon Capital Nasdaq® 25	0.29%	0.20%	0.19% G	0.00%	0.68%
JNL/Mellon Capital S&P® 24	0.28%	0.20%	0.18% G	0.00%	0.66%
JNL/Mellon Capital 25	0.28%	0.20%	0.16% G	0.00%	0.64%
JNL/Mellon Capital JNL 5	0.27%	0.20%	0.17% G	0.00%	0.64%
JNL/Mellon Capital S&P® SMid 60	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Communications Sector	0.31%	0.20%	0.17% G	0.00%	0.68%
JNL/Mellon Capital Consumer Brands Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Financial Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL/Mellon Capital Healthcare Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Oil & Gas Sector	0.28%	0.20%	0.17% G	0.00%	0.65%
JNL/Mellon Capital Technology Sector	0.29%	0.20%	0.17% G	0.00%	0.66%
JNL Investors Series Trust
JNL/PPM America Total Return	0.50%	0.20%	0.11% F	0.01%	0.82%

A	Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.40%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.42%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.57%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.78%.

B
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

C
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term.

D
JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period.  The fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E	“Other Expenses” include an Administrative Fee of 0.05% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

F	“Other Expenses” include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

G	“Other Expenses” include an Administrative Fee of 0.15% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

H	“Other Expenses” include an Administrative Fee of 0.20% which is payable to Jackson National Asset Management, LLC (“JNAM” or “Adviser”).

I	Management Fees have been restated to reflect a change in the management fee rate effective September 15, 2014.

J	Distribution and/or services (12b-1 fees) and contractual fee waivers have been restated to reflect a change in the fee rates effective April 27, 2015.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

(The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, the Fixed Account and the GMWB Fixed Account, if applicable.)

The example assumes that you invest $10,000 in the Contract for the time periods indicated.  Neither transfer fees nor Premium tax charges are reflected in the examples.  The examples also assume that your investment has a 5% annual return on assets each year.

The following example includes maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit, the most expensive Contract Enhancement Endorsement, the most expensive Optional Death Benefit Endorsement, and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$2,2 41	$3, 797	$4, 669	$7, 7 8 1
If you annuitize at the end of the applicable time period (no additional fees upon annuitization):

1 year*	3 years	5 years	10 years
$2,2 41	$3, 147	$4, 669	$7, 7 8 1

*  Withdrawal charges apply to annuitizations occurring within one year of the Contract’s Issue Date.

If you do not surrender your Contract:

1 year	3 years	5 years	10 years
$ 99 1	$2,8 22	$4, 469	$7, 7 8 1

The example does not represent past or future expenses.  Your actual costs may be higher or lower.

CONDENSED FINANCIAL INFORMATION

The information about the values of all Accumulation Units constitutes the condensed financial information.  Information about the values of Accumulation Units for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements can be found in Appendix K .  Information about the values of all remaining Accumulation Units can be found in the Statement of Additional Information.  The value of an Accumulation Unit is determined on the basis of the per share value of an underlying Fund less applicable Separate Account charges, including any optional endorsement charges that are based on average daily Contract Value in the Investment Divisions and are deducted daily as part of the calculation of Accumulation Units.  Information about the Separate Account charges and charges for optional endorsements can be found in the “Periodic Expenses” tables above.

The financial statements of the Separate Account and Jackson can be found in the Statement of Additional Information.  The financial statements of the Separate Account include information about all the contracts offered through the Separate Account.  The financial statements of Jackson that are included should be considered only as bearing upon the company’s ability to meet its contractual obligations under the Contracts.  Jackson’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.  For your copy of the Statement of Additional Information, please contact us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus.

THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us.  Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit.  Purchases under tax-qualified plans should be made for other than tax deferral reasons.  Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity contract.  We will not issue a Contract to someone older than age 90 (age 85 for Contracts purchased in Oklahoma).  Optional benefits may have different requirements, as noted.

Your Contract Value may be allocated to

●	our Fixed Account, as may be made available by us, or as may be otherwise limited by us,
●
our GMWB Fixed Account (only if the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB, or Jackson Select Protector GMWB  are elected), as may be made available by us, or as may be otherwise limited by us, or to

●	Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity contracts, has two phases:

●	the accumulation phase, when you make Premium payments to us, and
●	the income phase, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract.  You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment (there is an assignment form).  We reserve the right to refuse an assignment, and an assignment may be a taxable event.  Your ability to change ownership is limited on Contracts with one of the For Life GMWBs.  Please contact our Annuity Service Center for help and more information.

The Contract is a flexible Premium fixed and variable deferred annuity and may be issued as either an individual or a group contract.  If you elected the Guaranteed Minimum Accumulation Benefit, no Premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.  Similarly, if you purchased your Contract before May 1, 2010 and you elected the 5% Contract Enhancement, no Premium is accepted after the first Contract Year.  As a result if you desire additional annuity coverage you will have to purchase a new and separate Contract.  Purchasing an additional Contract could result in the duplication of certain fees and charges.  Contracts issued in your state may provide different features and benefits than those described in this prospectus.  This prospectus provides a description of the material rights and obligations under the Contract.  Your Contract and any endorsements are the formal contractual agreement between you and the Company.  In those states where Contracts are issued as group contracts, references throughout the prospectus to “Contract(s)” shall also mean “certificate(s).”

JACKSON

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951.  We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  We are ultimately a wholly owned subsidiary of Prudential plc (London, England).  Prudential plc is also the ultimate parent of PPM America, Inc. and Eastspring Investments (Singapore) Limited, each a sub-adviser for certain of the Funds . Jackson is the parent of Jackson National Asset Management, LLC (“JNAM”), the Funds’ investment adviser and administrator.  JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  JNAM is located at 225 West Wacker Drive, Chicago, IL  60606.

We issue and administer the Contracts and the Separate Account.  We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner and records with respect to the value of each Contract.

We are working to provide documentation electronically. When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Annuity Service Center for more information.

THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT

Contract Value allocated to the Fixed Account and/or the GMWB Fixed Account will be placed with other assets in our General Account.  Unlike the Separate Account, the General Account is not segregated or insulated from the claims of the insurance company’s creditors.  Investors are looking to the financial strength of the insurance company for its obligations under the Contract, including, for example, guaranteed minimum death benefits and guaranteed minimum withdrawal benefits.  The Fixed Account and the GMWB Fixed Account are not registered with the SEC, and the SEC does not review the information we provide to you about them.  Disclosures regarding the Fixed Account and the GMWB Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.  Both the availability of, and transfers into and out of, the Fixed Account (which consists of Fixed Account Options and the GMAB Fixed Account) and the GMWB Fixed Account may be subject to contractual and administrative requirements.  For more information, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

THE FIXED ACCOUNT

Fixed Account Options.  Each Fixed Account Option credits interest to your Contract Value in the Fixed Account for a specified period that you select (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account Options), so long as the Contract Value in that Fixed Account Option is not withdrawn, transferred, or annuitized until the end of the specified period.  You may not elect any Fixed Account Option that extends beyond the Income Date, other than the one-year option; and election of the one-year option will not extend the Income Date.  Rather, commencing on the Income Date, we will cease to credit interest under any one-year Fixed Account Option that has not yet reached the end of its term.

The following restrictions currently apply on Contracts with an optional Contract Enhancement endorsement during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program).  Premiums may be allocated to the one year Fixed Account Option.  However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium.  Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account.  See “Additional Information Concerning the One-Year Fixed Account Options” below for additional information on the transfer out provision.  These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

Rates of Interest We Credit.  Our procedures for determining the rates of interest we credit differ somewhat depending on when your Contract is issued, as discussed in 1 and 2 below.

1.
For Contracts issued on or after October 11, 2010.  These Contracts guarantee a Fixed Account minimum interest rate that applies to every Fixed Account Option under any Contract, regardless of the term of that option.  The Fixed Account minimum interest rate guaranteed by the Contracts at least equals the minimum rate prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  In addition, we establish a declared rate of interest (“base interest rate”) at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  To the extent that the base interest rate that we establish for any allocation is higher than the Fixed Account minimum interest rate, we will credit that allocation with the higher base interest rate.  Thus, the declared base interest rate could be greater than the guaranteed Fixed Account minimum interest rate specified in your Contract, but will never cause you to be credited with less than the currently applicable Fixed Account minimum interest rate.  Subject to the Fixed Account minimum interest rate, we may declare different base interest rates at different times, although any new base interest rate Jackson declares for a Fixed Account Option will apply only to Premiums or other amounts allocated to that Fixed Account Option after the new rate goes into effect.

The Fixed Account minimum interest rate will be a rate, credited daily, that will be reset every January pursuant to a formula that is prescribed under applicable state nonforfeiture laws and that is set forth in the Contracts.  Specifically, the Fixed Account minimum interest rate will be reset each January to equal the average of the daily five-year Constant Maturity Treasury Rates reported by the Federal Reserve for the preceding October (rounded to the nearest 1/20 of a percent), less 1.25%, provided further that the Fixed Account minimum interest rate will never be less than 1% or more than 3%.  As noted above, these limits are prescribed by state non-forfeiture laws and set forth in the Contracts.  This means that the Fixed Account minimum interest rate applicable to your Contract will in no case ever exceed a maximum of 3%. Your Contract’s initial Fixed Account minimum interest rate will be stated in your Contract, and will be the rate that is in effect on the Contract’s Issue Date pursuant to the foregoing formula.  Thereafter, on the Contract Monthly Anniversary for each January, the Fixed Account minimum interest rate will be reset in accordance with the above formula. (The Contract Monthly Anniversary for any January is the Contract Monthly Anniversary that falls within that month).  If you allocate a Premium payment or other Contract Value to a Fixed Account Option, the Fixed Account minimum interest rate in effect at the time of the allocation would initially apply to that allocation.  Subsequent resets of the Fixed Account minimum interest rate on each January Contract Monthly Anniversary could change the amount of interest you would thereafter earn on that allocation.  Thus, if the new Fixed Account minimum interest rate is higher than the rate previously being credited to your allocation to a Fixed Account Option, the interest rate being credited would increase to that new higher rate.  On the other hand, if the new Fixed Account minimum interest rate is lower than the rate being credited to your allocation, the interest rate being credited would decrease to that lower rate, but never below the base interest rate.  We will advise you of any new Fixed Account minimum interest rate in the fourth quarter report for the calendar year preceding the January Contract Monthly Anniversary on which the change occurs.

2.
For Contracts issued before October 11, 2010. Under these Contracts, we credit a base interest rate that we declare at the time you allocate any Premium payment or other Contract Value to a Fixed Account Option, and that base interest rate will remain in effect for the entire term of the Fixed Account Option that you select for that allocation.  No base interest rate will be less than the Contract’s Fixed Account minimum interest rate that applies at the time we establish that base interest rate.  The Fixed Account minimum interest rate under these Contracts is 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, thereafter.  Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years.  Subject to these minimum requirements, we may declare different base interest rates at different times.

For the most current information about applicable interest rates, you may contact your registered representative or (at the address and phone number on the cover page of this prospectus) our Annuity Service Center.

Excess Interest Adjustment.  An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from a Fixed Account Option prior to the end of the specified period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Fixed Account Option period.  In order to determine whether there will be an Excess Interest Adjustment, we first consider the base interest rate of the Fixed Account Option from which you are taking an amount as a withdrawal, transfer, or annuitization.  As discussed above under ‘Rates of Interest we Credit,’ the ‘base interest rate’ is a rate which we declare at the time you allocate any amount to a Fixed Account Option and which we credit to that Fixed Account Option if and when such base interest rate is higher than the Fixed Account minimum interest rate.  The Excess Interest Adjustment is based on the relationship of the base interest rate on your Fixed Account Option to the ‘current new business interest rate,’ which is a rate that we use solely for purposes of calculating the amount of any Excess Interest Adjustment.  The ‘current new business interest rate’ is .50% per annum greater than the base interest rate we are then offering on a new Fixed Account Option with the same duration as your Fixed Account Option.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when the current new business rate is lower than the base interest rate being credited for the Fixed Account Option from which the amount is being taken and will (b) decrease the amount withdrawn, transferred, or annuitized when the current new business rate is higher than the base interest rate for the Fixed Account Option from which the amount is being taken. There will be no excess interest adjustment if these rates are the same. Any adjustment resulting from the Excess Interest Adjustment is applied to the amount that is being withdrawn, transferred, or annuitized from the Fixed Account Option.  However, an Excess Interest Adjustment will not otherwise affect the values under your Contract.

Moreover, even if when the current new business interest rate  is greater than the base interest rate for the Fixed Account Option from which the amount is being taken, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.   This limitation avoids decreases in the amount withdrawn, transferred, or annuitized in situations where the general level of interest rates has declined but the current new business interest rate nevertheless exceeds the base interest rate for your Fixed Account Option because of the additional .50% that (as described above) is added when determining the current new business rate.

Also, there is no Excess Interest Adjustment on: amounts taken from the one-year Fixed Account Option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals.  In no event will a total withdrawal, transfer or annuitization from the Fixed Account Options be less than the Fixed Account minimum value.  The Fixed Account minimum value at least equals the minimum value prescribed by the applicable non-forfeiture law in each state where the Contracts are sold.  The Fixed Amount minimum value for any Fixed Account Option is the amount that would result from (1) accumulating the following amounts at the Fixed Account minimum interest rate: (a) any Premium payments (net of any associated Premium taxes plus any Contract Enhancement) or transfers that you allocate to that Fixed Account Option less (b) any withdrawals, transfers, or charges that are taken out of that Fixed Account Option; and (2) deducting any withdrawal charges, recapture charges, or charge for taxes due in connection with the withdrawal. In the case of a partial withdrawal or transfer from a Fixed Account Option, you will have been credited with interest on the amount withdrawn or transferred at a rate at least equal to the Fixed Account minimum interest rate, even if subject to an Excess Interest Adjustment that otherwise would have reduced it below that rate.

The following example illustrates how the Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If you allocated your initial Premium of $10,000 to the Fixed Account and your declared rate of interest was 3%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the Fixed Account would be $10,300. If the Fixed Account minimum interest rate was 1%, your Fixed Account minimum value would be $10,100. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the Fixed Account and the Fixed Account minimum value).  For example, if you request an $8,000 withdrawal and it is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $7,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $8,000 withdrawal still would only be adjusted to $7,800, so that it does not invade the Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the Fixed Account and Fixed Account minimum value, and no negative Excess Interest Adjustments will apply on subsequent withdrawals until the Contract Value in the Fixed Account again grows to be larger than the Fixed Account minimum value.

End of Fixed Account Option Periods.  Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account Option, and there will not be an Excess Interest Adjustment.  If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account Option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date.  If such new Fixed Account Option would extend beyond the Income Date, we will use the longest Fixed Account Option that does not extend beyond the Income Date; or (if less than 1 year remains until the Income Date) we will credit interest at the current interest rate under the one-year Fixed Account Option up to the Income Date.  If the specified period of the same duration that has ended is no longer available, we will use the next shorter period that is then available.

Additional Information Concerning the One-Year Fixed Account Option.  If you allocate Premiums to the one-year Fixed Account Option, we may require that the amount in the one-year Fixed Account Option (including any Contract Enhancement) be automatically transferred on a monthly basis in installments to your choice of Investment Division within 12 months of the date we received the Premium, so that at the end of the period, all amounts in the one-year Fixed Account Option will have been transferred.  The amount will be determined based on the amount allocated to the one-year Fixed Account Option and the base interest rate.  Charges, withdrawals and additional transfers taken from the one-year Fixed Account Option will shorten the length of time it takes to deplete the account balance.  These automatic transfers will not count against the 15 free transfers in a Contract Year or any maximum on amounts transferable from the one-year Fixed Account Option that we may impose as described in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” later in this prospectus.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account Option as funds are automatically transferred into your choice of Investment Division options.  However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate (or, if applicable, the Fixed Account minimum interest rate), as it the applicable rate will be applied to a declining balance in the one-year Fixed Account Option.

Please also refer to “Transfers and Frequent Transfer Restrictions” later in this prospectus for information about certain restrictions, limits and requirements that may apply (or may in the future apply) to transfers to or from the Fixed Account Options.  In particular, we describe certain additional restrictions that may apply with respect to transfers from the one-year Fixed Account Option, including the possibility that, for Contracts issued on or after October 11, 2010, you might not be able to transfer all of your Contract Value out of the one-year Fixed Account Option for at least three years.  Accordingly, before allocating any Premium payments or other Contract Value to the one year Fixed Account Option, you should consider carefully the conditions we may impose upon your use of that option.

DCA+ Fixed Account Option, if available, offers a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions.  From time to time, we will offer special enhanced rates on the DCA+ Fixed Account Option.  DCA+ Fixed Account Option is only available for new Premiums.  We provide more information about Dollar Cost Averaging, including DCA+, under “Other Information” later in this prospectus.

The Guaranteed Minimum Accumulation Benefit (GMAB) Fixed Account.  The GMAB Fixed Account is available only in conjunction with the purchase of the GMAB.  If you elected to purchase the GMAB, a certain percentage of Contract Value is required to be allocated to the GMAB Fixed Account for a specific Guarantee Period in order to guarantee a minimum Contract Value at the end of the Guarantee Period.  The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period.  The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period.  The interest rate may vary by state but will never be less than 3%.  An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period.  For more detailed information regarding the GMAB, including the GMAB Fixed Account, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 82.

PLEASE NOTE THAT FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2011, THE GMAB AND THE GMAB FIXED ACCOUNT ARE NO LONGER OFFERED AND RE-ELECTIONS OF THE GMAB ARE NO LONGER PERMITTED.

THE GMWB FIXED ACCOUNT

The Guaranteed Minimum Withdrawal Benefit (GMWB) Fixed Account.  The GMWB Fixed Account is available only in conjunction with the purchase of the Lifeguard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB.  If you elect (or previously elected) to purchase one of these five GMWBs, automatic transfers of your Contract Value may be required to and from the GMWB Fixed Account according to non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.

The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT” beginning on page 20.  As explained there, the Fixed Account minimum interest rate is calculated differently depending upon whether your Contract was issued before, or on or after October 11, 2010.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic according to non-discretionary formulas; you may not choose to transfer amounts to and from the GMWB Fixed Account.  These automatic transfers will not count against the 15 free transfers in a Contract Year.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

For more detailed information regarding LifeGuard Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 158.  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 120.  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 223.  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 236.  For more detailed information regarding Jackson Select Protector GMWB, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement (Jackson Select Protector GMWB)” beginning on page 245.

THE SEPARATE ACCOUNT

We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law.  The Separate Account is a separate account under state insurance law and a unit investment trust under federal securities law and is registered as an investment company with the SEC.

We have claimed an exclusion from the definition of the term “Commodity Pool Operator” under the Commodity Exchange Act (CEA) with respect to the Separate Account. Therefore, we are not subject to registration or regulation as a Commodity Pool Operator under the CEA with respect to the Separate Account.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations.  However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct.  All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue.

The Separate Account is divided into Investment Divisions.  We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.

INVESTMENT DIVISIONS

Your Contract Value may be allocated to no more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time.  Each Investment Division purchases the shares of one underlying Fund (mutual fund portfolio) that has its own investment objective.  The Investment Divisions are designed to offer the potential for a higher return than the Fixed Account Options, the GMAB Fixed Account and the GMWB Fixed Account.  However, this is not guaranteed.  It is possible for you to lose your Contract Value allocated to any of the Investment Divisions.  If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depend upon the performance of the Investment Divisions you select.  The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.

The following Funds in which the Investment Divisions invest are each known as a Fund of Funds.  Funds offered in a Fund of Funds structure may have higher expenses than direct investments in the underlying Funds.  You should read the prospectus for the JNL Series Trust for more information.

JNL/American Funds® Balanced Allocation
JNL/American Funds Growth Allocation
JNL Institutional Alt 20
JNL Institutional Alt 35
JNL Institutional Alt 50
JNL Alt 65
JNL/Franklin Templeton Founding Strategy
JNL/Mellon Capital 10 x 10
JNL/Mellon Capital Index 5
JNL/S&P 4
JNL/S&P Managed Conservative
JNL/S&P Managed Moderate
JNL/S&P Managed Moderate Growth
JNL/S&P Managed Growth
JNL/S&P Managed Aggressive Growth
JNL Disciplined Moderate
JNL Disciplined Moderate Growth
JNL Disciplined Growth

In addition to the Fund of Funds structure, certain of the Funds operate as feeder funds that invest in master funds.  These Funds are identified in the following descriptions by the designation (“Feeder Fund”) following the name of the Fund.  For more information about a Feeder Fund, you should read the prospectus for the JNL Series Trust.

Important information regarding the following closed Investment Divisions :
As of August 29, 2011 (“the Effective Date”), the Investment Divisions investing in the JNL Alt 65 Fund; JNL/Goldman Sachs Emerging Markets Debt Fund; JNL/Lazard Emerging Markets Fund; JNL/Mellon Capital Global Alpha Fund (the JNL/AQR Managed Futures Strategy Fund effective April 27, 2015) ; and JNL/Red Rocks Listed Private Equity Fund stopped accepting any additional allocations or transfers.  Additionally, as of September 15, 2014 (“the Effective Date”), the JNL/Mellon Capital Communications Sector Investment Division stopped accepting any additional allocations or transfers.  These Investment Divisions are collectively referred to as the “Divisions” .   If as of the applicable Effective Date you had an automatic program, such as Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and Rebalancing, and it includes an allocation to any of the Divisions, you can continue to include the Divisions under the program based on your then existing election until you revise or terminate the automatic program. Any change to the then existing automatic program is not permitted if you wish to continue to include an allocation to the Division under the program . The Divisions are not available for any new or revised allocation instructions under any automatic program.  If you have allocation instructions for future Premium payment s on file with us that include an allocation to any of the Divisions, you must choose a replacement Investment Division. If you have not chosen a replacement Investment Division and make a subsequent Premium payment, a ll such allocations to any of the Divisions prior to our receipt of new allocation instructions from you will be allocated to the JNL/WMC Money Market Investment Division. Y our representative can assist you in subsequently reallocating the Contract Value in the JNL/WMC Money Market Investment Division to any other available i nvestment option .  If you have a Select Guaranteed Minimum Withdrawal Benefit (GMWB), automatic transfers apply under the Transfer of Assets provision. The automatic transfers are allocated based on your allocation instructions for your Premium payments , described above .  Therefore, when you change your allocation instructions for future Premium payments, you will also be changing your instructions under the Transfer of Assets provision. Prior to our receipt of new allocation instructions, the automatic transfers will continue to be based on your existing instructions.  Amounts invested in any of the Divisions as of the applicable Effective Date will remain invested unless we receive instruction from you. You may continue to make transfers and withdrawals out of any of the Divisions in connection with the usual transactions under a Contract, such as partial withdrawals or withdrawals under a GMWB, if available. However, if you transfer out of any of the Divisions, you will not be able to transfer back in.

The names of the Funds that are or were previously available, along with the names of the advisers and sub-advisers and a brief statement of each investment objective, are below:

JNL Series Trust
JNL/American Funds Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Blue Chip Income and Growth FundSM (“Master Fund”). The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations greater than $4 billion.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks, over the long term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Bond FundSM (“Master Fund”). The Master Fund seeks to provide as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in bonds. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. As the Master Fund seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but no fewer than three countries).

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth-Income FundSM (“Master Fund”). The Master Fund seeks to make the investment grow and provide income by investing primarily in common stocks or other securities that the investment adviser to the Master Fund believes demonstrate the potential for appreciation and/or dividends.  The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM ( “Master Fund”). The Master Fund seeks to make the investment grow by investing primarily in common stocks of companies domiciled outside the United States, including companies domiciled in developing countries, that the investment adviser to the Master Fund believes have the potential for growth. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World Fund® (“Master Fund”). The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL Institutional Alt 20 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed income securities. The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 80% of its assets to traditional investment categories and approximately 20% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 35 Fund
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 65% of its assets to traditional investment categories and approximately 35% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Institutional Alt 50 Fund
Jackson National Asset Management, LLC

 Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 50% of its assets to traditional investment categories and approximately 50% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL Alt 65 Fund  (formerly, JNL Institutional Alt 65 Fund)  (Please Note:  The Investment Division investing in the JNL Alt 65 Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC

Seeks long-term growth of capital and income by investing in Class A shares of a diversified group of other funds (“Underlying Funds”) that invest primarily in equity and fixed income securities.  The Underlying Funds in which the Fund may invest are series of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust.  Not all funds of the JNL Series Trust, the JNL Variable Fund LLC, and the Jackson Variable Series Trust are available as Underlying Funds.  The Fund allocates approximately 35% of its assets to traditional investment categories and approximately 65% to non-traditional investment categories. Investments may include Underlying Funds that invest in both domestic and international stocks of large established companies, in stocks of smaller companies with above-average growth potential.   As listed in the Fund prospectus, the Fund considers the Alternative Assets, Alternative Strategies, and Risk Management investment categories to be non-traditional, and the Domestic/Global Equity, Domestic/Global Fixed Income, International, International Fixed Income, Sector, Specialty, and Tactical Management investment categories to be traditional. Please see the Fund prospectus for more information.

JNL/American Funds® Balanced Allocation Fund
Jackson National Asset Management, LLC

Seeks a balance between current income and growth of capital by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”). Not all Funds of AFIS are available as Underlying Funds. Under normal circumstances, the Fund allocates approximately 50%-80% of its assets to Underlying Funds that invest primarily in equity securities and 20%-50% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/American Funds Growth Allocation Fund
Jackson National Asset Management, LLC

Seeks capital growth with a secondary emphasis on current income by investing in Class 1 shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the American Funds Insurance Series® (“AFIS”).  Not all Funds of AFIS are available as Underlying Funds.  Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities and 0%-30% of its assets to Underlying Funds that invest primarily in fixed income securities.

JNL/AQR Managed Futures Strategy Fund (Please Note:  The Investment Division investing in the JNL/AQR Managed Futures Strategy Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)

Seeks positive absolute returns by investing primarily in a portfolio of futures contracts, futures-related instruments, and equity swaps.  Equity swaps include, but are not limited to, global developed and emerging market equity index futures, swaps on equity index futures and equity swaps, global developed and emerging market currency forwards, global developed fixed income futures, bond futures and swaps on bond futures and may also invest in commodity futures and swaps on commodity futures.

JNL/BlackRock Commodity Securities Strategy Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC and BlackRock International Limited )

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.

Under normal market conditions, the Fund will utilize two strategies and will invest approximately 50%-75% of its assets in the “Natural Resources Strategy,” and 25%-50% of its assets in the “Commodity Strategy.”  The “Natural Resources Strategy” will focus on companies active in the extraction, production, and processing of commodities and raw materials. The “Commodity Strategy” will focus on investments in commodity securities.

JNL/BlackRock Global Allocation Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks high total investment return by investing in a portfolio of equity and debt securities, money market securities and other short-term securities or instruments of issuers located around the world.  Generally, the Fund will invest in both equity and debt securities and seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. Equity securities include common stock, rights and warrants, preferred stock, securities convertible into common stock, or securities or other instruments whose price is linked to the value of common stock.

JNL/BlackRock Large Cap Select Growth Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of U.S. large capitalization companies.  The Fund defines large capitalization companies as those with a market capitalization of at least $2.5 billion at the time of investment. Investments in equity securities include common stock and preferred stock, as well as American Depository Receipts. In addition, up to 20% of the Fund’s net assets may be invested in foreign equity securities.

JNL/Brookfield Global Infrastructure and MLP Fund
Jackson National Asset Management, LLC (and Brookfield Investment Management Inc.)

Seeks total return through growth of capital and current income by investing primarily in securities of publicly traded infrastructure companies.  Under normal market conditions, the Fund will invest at least 80% of its net assets in MLPs and publicly traded equity securities of infrastructure companies listed on a domestic or foreign exchange.  MLPs may derive income and gains from the exploration, development, mining or production, process, refining, transportation, or marketing of any mineral or natural gas.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed income securities of U.S. and non-U.S. issuers.  The Fund’s neutral position is a blend of 65% equities and 35% fixed income, but may allocate 55% to 75% of the Fund’s assets to equity securities and 25% to 45% of the Fund’s assets to fixed income securities.  The Fund may also invest in debt securities of developing country (emerging market) issuers.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.  The Fund may also invest in equity securities of developing country (emerging market) issuers.

JNL/DFA U.S. Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in equity securities of U.S. companies.  The percentage allocation of the assets of the Fund to securities of the largest U.S. growth companies will generally be reduced from between 2.5% and 25% of their percentage weight in the U.S. universe.  The percentage by which the Fund’s allocation to securities of the largest U.S. growth companies is reduced will change due to market movements.  The range by which the Fund’s percentage allocation to all securities as compared to the U.S. universe may be modified after considering other factors the Sub-Adviser determines to be appropriate.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of the companies represented by the Russell 2000® Index.  The Fund’s equity holdings consist primarily of common stocks, but may also include preferred stocks and investment grade securities convertible into common stocks, and warrants.

JNL/Eastspring Investments Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing under normal circumstances at least 80% of its assets in equity and equity-related securities of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.  Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Eastspring Investments China-India Fund
Jackson National Asset Management, LLC (and Eastspring Investments (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.  Consistent with the Fund’s objectives, the Fund may from time to time purchase derivative securities, including, but not limited to, forward currency contracts, futures, and options to, among other reasons, manage foreign currency and security exposure, provide liquidity, provide exposure not otherwise available, manage risk and implement investment strategies in a more efficient manner.

JNL/Franklin Templeton Founding Strategy Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of a diversified group of other Funds: JNL/Franklin Templeton Income Fund; JNL/Franklin Templeton Global Growth Fund; and, JNL/Franklin Templeton Mutual Shares Fund (“Underlying Funds”).  The Fund allocates approximately 33 1/3% of its assets and cash flow among the Underlying Funds. These Underlying Funds, in turn invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed income and money market securities.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing, under normal market conditions, primarily in the equity securities of companies located anywhere in the world, including emerging markets.  The equity securities in which the Fund primarily invests are common stock. Although the Fund seeks investments across a number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

JNL/Franklin Templeton Global Multisector Bond Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks total investment return consisting of a combination of interest income, capital appreciation, and currency gains. Under normal market conditions the Fund will invest at least 80% of its assets in fixed and floating rate debt securities and debt obligations (including convertible bonds) of governments, government-related issuers, or corporate issuers worldwide. The Fund may also invest in inflation-indexed securities and securities or structured products that are linked to or derive their value from another security, asset or currency of any nation. The Fund’s assets will be invested in issuers located in at least three countries (including the U.S.).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing, under normal market conditions, in a diversified portfolio of debt and equity securities.  The equity securities in which the Fund invests consist primarily of common stock. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with attractive dividend yields.

JNL/Franklin Templeton International Small Cap Growth Fund
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC and Templeton Investment Counsel, LLC)

Seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its assets in a diversified portfolio of investments of smaller international companies, located outside of the U.S., including those of emerging or developing markets.  The Fund invests predominately in securities listed or traded on recognized international markets in developed countries included in MSCI EAFE Small Cap Index and All Country World exUS Small Cap Index. The Fund may, from time to time, have significant investments in a particular sector or country.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term (which is capital appreciation return on investment in less than 12 months), and secondarily, income. The Fund, under normal market conditions, invests primarily in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  Following this value-oriented strategy, the Fund invests in undervalued securities (securities trading at a discount to intrinsic value). The equity securities in which the Fund invests are primarily common stock.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, under normal market conditions, at least 80% of its assets in investments of small-capitalization companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.  The Fund invests primarily in common stocks.  The Fund may invest up to 25% of its total assets in foreign securities.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective. The Fund invests, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed income securities and related investments.  The Sub-Adviser has broad discretion to invest the Fund’s assets among certain segments of the fixed income market including in U.S. investment-grade bonds, collateralized loan obligations, high-yield non-investment grade debt securities, corporate debt securities, emerging market debt securities and in obligations of domestic and foreign issuers which may be denominated in currencies other than the U.S. dollar.

JNL/Goldman Sachs Emerging Markets Debt Fund (Please Note: The Investment Division investing in the JNL/Goldman Sachs Emerging Markets Debt Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation. The Fund invests, under normal circumstances, at least 80% of its assets in (i) sovereign and corporate debt securities and other instruments of issuers in emerging countries, denominated in any currency; and/or (ii) currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.  Emerging market countries include but are not limited to those considered to be developing by the World Bank. Many of the countries in which the Fund invests will have sovereign ratings that are below investment grade or are unrated.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in securities within the market capitalization range of the Russell Midcap® Value Index and Russell 2500 Value Index.  The Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities denominated in foreign currencies.

JNL/Goldman Sachs U.S. Equity Flex Fund
Jackson National Asset Management, LLC (Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing in a broad mix of equity securities that aims to produce long-term capital appreciation and target attractive risk adjusted returns compared to the S&P 500 Index.  In seeking to outperform its benchmark index, the S&P 500 Index, the Fund will hold long securities that the Sub-Adviser believes are more likely to outperform the index, and will take short positions in securities the Sub-Adviser believes will underperform the index.

JNL/Invesco Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. and sub-sub-adviser: Invesco Asset Management Limited)

Seeks high total return by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts and in derivatives and other instruments that have economic characteristics similar to such securities.  The companies will be located in at least three different countries, including the U.S.

JNL/Invesco International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by primarily investing in equity securities and depository receipts of foreign issuers. The Fund focuses its investments in common and preferred stock and invests, under normal circumstances in securities of companies located in at least three countries outside of the U.S.  The Fund may also invest no more than 30% in emerging markets securities.

JNL/Invesco Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.  The Fund considers a company to be a large-capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Invesco Mid Cap Value Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks total return through growth of capital by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations generally in the range of $2 billion to $10 billion or in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/Invesco Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc.)

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in equity securities of small-capitalization companies.  The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, in other market capitalization ranges, and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments. The Fund may also invest up to 25% of its total assets in foreign securities.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks to provide total return by allocating its assets primarily among stocks, bonds, and short-term instruments of issuers in markets located around the globe, as well as investments in derivative instruments, precious metals and investments with exposure to various foreign currencies.  The Fund may invest up to 100% of its total assets in foreign securities.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies. The Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index. The Fund may also invest in the equity securities of companies in developing countries or “emerging markets.”

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal market circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.  Market capitalization is the total market value of a company’s shares.  The Fund may also invest up to 20% of its total assets in all types of foreign securities.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in U.S. Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.  The Fund may also invest in high-quality corporate debt securities.

JNL/Lazard Emerging Markets Fund (Please Note: The Investment Division investing in the JNL/Lazard Emerging Markets Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The Fund may engage, to a limited extent, in various investment techniques, such as foreign currency transactions and the use of derivative instruments to gain exposure to foreign currencies and emerging securities, and to hedge the Fund’s investments.

JNL/Mellon Capital 10 x 10 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation and income by investing in Class A shares of the following Underlying Funds:

Ø	50% in the JNL/Mellon Capital JNL 5 Fund;
Ø	10% in the JNL/Mellon Capital S&P 500 Index Fund;
Ø	10% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
Ø	10% in the JNL/Mellon Capital Small Cap Index Fund;
Ø	10% in the JNL/Mellon Capital International Index Fund; and
Ø	10% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Index 5 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by investing in Class A shares of the following Underlying Funds:

Ø	20% in the JNL/Mellon Capital S&P 500 Index Fund;
Ø	20% in the JNL/Mellon Capital S&P 400 MidCap Index Fund;
Ø	20% in the JNL/Mellon Capital Small Cap Index Fund;
Ø	20% in the JNL/Mellon Capital International Index Fund; and
Ø	20% in the JNL/Mellon Capital Bond Index Fund.

JNL/Mellon Capital Emerging Markets Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The Fund invests, under normal circumstances, at least 80% of its assets in stocks included in the MSCI Emerging Markets Index (“Index”), including depositary receipts representing securities of the Index.  The Fund attempts to replicate the Index by investing all or substantially all of its assets in the stocks that comprise the Index.

JNL/Mellon Capital European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations. Under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies. Under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 Index and sampling from the remaining securities in order to provide long-term growth of capital.

JNL/Mellon Capital International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australia Far East (“EAFE”) Index. The Fund invests in international equity securities attempting to match the characteristics of each country within the index. Under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index in order to provide long-term capital growth.

JNL/Mellon Capital Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed income investments.

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Dow Jones U.S. Contrarian Opportunities Index.  The Fund is constructed to mirror the Dow Jones U.S. Contrarian Opportunities Index to systematically measure the performance of stocks that lag behind the broader market in terms of recent performance, but that outrank their peers based on fundamentals-based and other qualitative criteria.

JNL/Morgan Stanley Mid Cap Growth Fund
Jackson National Asset Management, LLC (and Morgan Stanley Investment Management Inc.)

Seeks long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of mid cap companies, primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index.

JNL/Neuberger Berman Strategic Income Fund
Jackson National Asset Management, LLC (and Neuberger Berman Fixed Income LLC)

Seeks high current income with long-term capital appreciation as its secondary objective by investing primarily in a diversified mix of fixed rate and floating rate debt securities. The Fund’s investments may include securities issued by domestic and foreign governments, corporate entities, and trust structures. The Fund may invest in a broad array of securities, including: securities issued or guaranteed as to principal or interest by the U.S. government or any of its agencies or instrumentalities; corporate bonds; commercial paper; currencies and non-U.S. securities; mortgage-backed securities and other asset-backed securities; and loans.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets.  However, the Fund currently emphasizes investments in developed markets such as the United States, Western European countries and Japan.  The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in mid-capitalization and large-capitalization companies.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments, which include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management. The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America Floating Rate Income Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to provide a high level of current income by investing, under normal circumstances, at least 80% of its net assets in floating rate loans and other floating rate investments, defined as floating rate loans, floating rate notes, other floating rate debt securities, structured products, money market securities of all types, repurchase agreements, shares of money market funds, short-term bond funds and floating rate funds.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in such derivative or other synthetic instruments that have economic characteristics similar to the floating rate investments may be used for the purpose of satisfying the 80% minimum investment requirement.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in high-yield, high-risk debt securities, commonly referred to as “junk bonds” and related investments.  Further, while not a principal investment strategy, the Fund may engage in derivatives transactions. Investment in derivatives instruments that have economic characteristics similar to the fixed income investments may be used for the purpose of satisfying the 80% minimum investment requirement.  The Fund may also invest in securities of foreign issuers.  To the extent that the Fund invests in emerging market debt, this will be considered as an investment in a high-yield security for purposes of the 80% investment minimum requirement.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies constituting the Russell Midcap Index (“Index”) under normal market conditions at the time of the initial purchase.  The market capitalization range of the Index will vary with market conditions over time. If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index (“Index”) under normal market conditions at the time of initial purchase.  The market capitalization range of the Index will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside the then-current Index range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, in a diversified portfolio of equity securities of domestic companies.  Such companies will typically have market capitalizations within the range of companies constituting the S&P 500 Index (“Index”) under normal market conditions at the time of the initial purchase.   The market capitalization range of the Index will vary with market conditions over time. At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund (Please Note:  The Investment Division investing in the JNL/Red Rocks Listed Private Equity Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a significant portion of their assets invested in or exposed to private companies or have as its stated intention to have a significant portion of its assets invested in or exposed to private companies (“Listed Private Equity Companies”), and (ii) derivatives or other instruments (such as exchange traded funds) that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing generally in common stocks of large-capitalization companies.  The Sub-Adviser seeks investments in companies with one or more of the following characteristics:  strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) at the time of purchase by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Stock holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies. The Fund may invest up to 25% of its total assets (excluding reserves) in foreign securities. Income is a secondary objective.

JNL/WMC Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed income securities, including cash and cash equivalents.

JNL/WMC Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments that mature in 397 days or less. The Fund primarily invests in money market instruments rated in one of the two highest short-term credit rating categories, including: (i) obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities or by state and local governments; (ii) time deposits, certificates of deposit and bankers acceptances, issued by banks and other lending institutions; (iii) commercial paper and other short-term obligations of U.S. and foreign issuers (including asset-backed securities); (iv) obligations issued or guaranteed by foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities; and (v) repurchase agreements on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

JNL/WMC Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies.  Although the Fund may invest in companies with a broad range of market capitalizations, the Fund will tend to focus on companies with large market capitalizations (generally above $3 billion).  The Fund may invest up to 20% of its total assets in the securities of foreign issuers.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, believed to have superior profitability, as measured by return on invested capital, and trade a relatively attractive valuations .  In selecting companies, Standard & Poor’s Investment Advisory Services LLC looks for the 30 companies ranked by return on invested capital and lowest market-to-book multiples.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have attractive dividend yields and strong capital structures as determined by Standard & Poor’s Investment Advisory Services LLC .  The companies with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500 , with approximately equal exposure to each sector .

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor’s Investment Advisory Services LLC, companies that generate strong free cash flows and sell at relatively attractive valuations .

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that generate positive cash flow and have a strong track record, as determined by the Sub-Adviser, of returning cash to investors, such as through dividends, share repurchases or debt retirement .

JNL/S&P Mid 3 Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in common stocks of companies that are identified by a model based on three separate investment strategies.  The Fund invests approximately 1/3 of its net assets in the following strategies:

➢	MID Competitive Advantage Strategy;
➢	MID Intrinsic Value Strategy; and
➢	MID Total Equity Yield Strategy.

JNL/S&P 4 Fund
Jackson National Asset Management, LLC

Seeks capital appreciation by making initial allocations (25%) of its assets and cash flows to the following four Underlying Funds (Class A) on a specific date each year:

➢	25% in JNL/S&P Competitive Advantage Fund;
➢	25% in JNL/S&P Dividend Income & Growth Fund;
➢	25% in JNL/S&P Intrinsic Value Fund; and
➢	25% in JNL/S&P Total Yield Fund.

JNL/S&P Managed Conservative Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks current income, with capital growth as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 10%-30% of its assets to Underlying Funds that invest primarily in equity securities, 70%-90% to Underlying Funds that invest primarily in fixed income securities and 0%-30% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks current income and capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 30%-50% of its assets to Underlying Funds that invest primarily in equity securities, 50%-70% to Underlying Funds that invest primarily in fixed income securities and 0-25% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Moderate Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth and current income by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 50%-70% of its assets to Underlying Funds that invest primarily in equity securities, 30%-50% to Underlying Funds that invest primarily in fixed income securities and 0%-20% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth, with current income as a secondary objective, by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 70%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-30% to Underlying Funds that invest primarily in fixed income securities and 0-15% to Underlying Funds that invest primarily in money market securities.

JNL/S&P Managed Aggressive Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor’s Investment Advisory Services LLC)

Seeks capital growth by investing in Class A Shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates up to 80%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-20% to Underlying Funds that invest primarily in fixed income securities and 0%-10% to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Fund
Jackson National Asset Management, LLC

Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 40%-80% of its assets to Underlying Funds that invest primarily in equity securities, 20%-60% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Moderate Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth and current income by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 60%-90% of its assets to Underlying Funds that invest primarily in equity securities, 10%-40% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Disciplined Growth Fund
Jackson National Asset Management, LLC

Seeks capital growth by investing in Class A shares of a diversified group of other Funds (“Underlying Funds”), which are part of the JNL Series Trust, the JNL Variable Fund LLC, the JNL Investors Series Trust and the Jackson Variable Series Trust.

Under normal circumstances, the Fund allocates approximately 70%-100% of its assets to Underlying Funds that invest primarily in equity securities, 0%-30% to Underlying Funds that invest primarily in fixed income securities and 0%-20% of its assets to Underlying Funds that invest primarily in money market securities.

JNL Investors Series Trust
JNL/PPM America Total Return Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management.  Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.  The Fund may also invest in derivative instruments.

JNL Variable Fund LLC
JNL/Mellon Capital DowSM 10 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing approximately equal amounts in the common stock of the ten companies included in the Dow Jones Industrial Average which have the highest indicated annual dividend yields.

JNL/Mellon Capital Global 15 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing in the common stocks of certain companies which are components of the Dow Jones Industrial Average, the Financial Times Ordinary Index and the Hang Seng Index.

JNL/Mellon Capital Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of the 25 companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on a specific date each year.

JNL/Mellon Capital S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor’s MidCap 400 Index and 30 companies in the Standard & Poor’s SmallCap 600 Index.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Sub-Adviser follows a process that attempts to select small and mid-cap companies that are likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The companies in the portfolio are determined by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on a specific date each year.

JNL/Mellon Capital JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on five different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢	20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢	20% in the Global 15 Strategy, a dividend yielding strategy;
➢	20% in the 25 Strategy, a dividend yielding strategy; and
➢	20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Communications Sector Fund (Please Note:  The Investment Division investing in the JNL/Mellon Capital Communications Sector Fund is not accepting any additional allocations or transfers.)
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Telecommunication Services 25/50 Index in proportion to their market capitalization weighting in the MSCI USA IMI Telecommunication Services 25/50 Index.

JNL/Mellon Capital Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Consumer Discretionary Index in proportion to their market capitalization weighting in the MSCI USA IMI Consumer Discretionary Index.

JNL/Mellon Capital Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Financials Index in proportion to their market capitalization weighting in the MSCI USA IMI Financials Index.

JNL/Mellon Capital Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Health Care Index in proportion to their market capitalization weighting in the MSCI USA IMI Health Care Index.

JNL/Mellon Capital Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Energy Index in proportion to their market capitalization weighting in the MSCI USA IMI Energy Index.

JNL/Mellon Capital Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing, under normal circumstances, at least 80% of its assets in the stocks in the MSCI USA IMI Information Technology Index in proportion to their market capitalization weighting in the MSCI USA IMI Information Technology Index.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund’s investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar Funds will be comparable even though the Funds have the same investment sub-advisers.  The Funds described are available only through variable annuity contracts issued by Jackson.  They are NOT offered or made available to the general public directly.

A Fund’s performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust , the JNL Variable Fund LLC , and the JNL Investors Series Trust carefully before investing.  Additional Investment Divisions and underlying Funds may be available in the future.  The prospectuses for the JNL Series Trust , the JNL Variable Fund LLC , and the JNL Investors Series Trust are attached to this prospectus.  However, these prospectuses may also be obtained at no charge by calling 1-800-644-4565 (Annuity and Life Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), by writing P.O. Box 30314, Lansing, Michigan 48909-7814, or by visiting www.jackson.com.

Voting Privileges. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund.  We will vote all the shares we own in proportion to those instructions from Owners.  An effect of this proportional voting is that a relatively small number of Owners may determine the outcome of a vote.

Substitution. We reserve the right to substitute a different underlying Fund or investment company for the one in which any Investment Division is currently invested, or transfer money to the General Account.  We will not do this without any required approval of the SEC.  We will give you notice of any substitution.

CONTRACT CHARGES

There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract.  Charges are deducted proportionally from your Contract Value.  Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you elected to add that optional endorsement to your Contract.  These charges may be a lesser amount where required by state law or as described below, but will not be increased, except as also described.   The Contract’s charges include a shorter duration withdrawal charge schedule and a higher mortality and expense risk charge compared to other of our variable annuity products.

We expect to profit from certain charges assessed under the Contract.  These charges (and certain other expenses) are as follows:

Mortality and Expense Risk Charge.  Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for the m ortality and e xpense r isk c harge.  On an annual basis, this charge equals 1.55% of the average daily net asset value of your allocations to the Investment Divisions.  For Contracts purchased before August 29, 2011, the m ortality and e xpense r isk c harge is 1.45%.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract.  Our mortality risks under the Contracts arise from our obligations and include:

●	to make income payments for the life of the Annuitant during the income phase;
●	to waive the withdrawal charge in the event of the Owner’s death; and
●	to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge.  Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.

If your Contract Value were ever to become insufficient to pay this charge, your Contract would terminate without value.

Annual Contract Maintenance Charge. During the accumulation phase, we deduct a $35 annual contract maintenance charge on the Contract Anniversary of the Issue Date.  We will also deduct the annual contract maintenance charge if you make a total withdrawal.  This charge is for administrative expenses.  The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is deducted proportionally from your allocations to the Investment Divisions, the Fixed Account and the GMWB Fixed Account.  We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.

Administration Charge. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges.  On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions.  This charge does not apply to the Fixed Account or the GMWB Fixed Account.  This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account.

For Contracts purchased on or after September 28, 2009, this charge is waived if the Contract Value on the later of the Issue Date or the most recent Contract Quarterly Anniversary is greater than or equal to $1 million.  If your Contract Value subsequently drops below $1 million on the most recent Contract Quarterly Anniversary, the Administration Charge will be reinstated.

For Contracts purchased before September 28, 2009, this charge is waived on initial Premiums of $1 million or more but we reserve the right to reverse this waiver and reinstate the administration charge if withdrawals during the first Contract Year cause the Contract Value to fall below $1 million.

Transfer Charge. You must pay $25 for each transfer in excess of 15 in a Contract Year.  For this purpose, all transfers that are processed on the same Business Day will be considered as one transfer.  This charge is deducted from the amount that is transferred prior to the allocation to a different Investment Division or the Fixed Account, as applicable.  We waive the transfer charge in connection with Dollar Cost Averaging, Rebalancing transfers and any transfers we require, and we may charge a lesser fee where required by state law.

Withdrawal Charge. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

●	Premiums that are no longer subject to a withdrawal charge (Premiums in your annuity for at least four years without being withdrawn), plus
●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)
●
during each Contract Year 10% of Premium that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), minus earnings (required minimum distributions will be counted as part of the free withdrawal amount).

We will deduct a withdrawal charge on:

●	withdrawals in excess of the free withdrawal amount (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or
●	withdrawals under a tax-qualified Contract that exceed its required minimum distribution (the entire withdrawal will be subject to the withdrawal charge), or
●
withdrawals in excess of the free withdrawal amounts to meet the required minimum distribution of a tax-qualified Contract purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA), or to meet the required minimum distribution of a Roth IRA annuity (the withdrawal charge is imposed only on the excess amount above the free withdrawal amount), or

●	amounts withdrawn in a total withdrawal, or
●	amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies depending upon how many years prior to the withdrawal you made the Premium payment(s) you are withdrawing, according to the following schedule (state variations may apply):

Withdrawal Charge (as a percentage of Premium payments):

Completed Years since Receipt of Premium	0-1	1-2	2-3	3-4	4+

Withdrawal Charge	8%	7.5%	6.5%	5.5%	0%

For Contracts purchased before October 11, 2010

Withdrawal Charge (as a percentage of Premium payments):

Completed Years Since Receipt Of Premium	0-1	1-2	2-3	3-4	4+

Withdrawal Charge	8%	8%	7%	6%	0%

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on Premiums remaining in the Contract and no free withdrawal amount applies.  If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract.  The withdrawal charge compensates us for costs associated with selling the Contracts.

Note:  Withdrawals under a non-qualified Contract will be taxable on an “income first” basis.  This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full.  Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to investment in the Contract, as defined by the Internal Revenue Code (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do not assess the withdrawal charge on any amounts paid out as:

●	income payments during your Contract’s income phase (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);
●	death benefits;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the withdrawal requested exceeds the required minimum distribution; if the Contract was purchased with contributions from a nontaxable transfer, after the Owner’s death, of an Individual Retirement Annuity (IRA); or is a Roth IRA annuity, then the entire withdrawal will be subject to the withdrawal charge);

●
if permitted by your state, a one-time benefit on withdrawals of up to $250,000 from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, a one-time benefit on withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Investment Divisions, the Fixed Account and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense.  Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser.  We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson or any of our affiliates.

Earnings Protection Benefit (“EarningsMax”) Charge. If you select the Earnings Protection Benefit endorsement, you may pay us a charge that equals 0.30% (for a maximum of 0.45%) on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  The charge on currently offered Contracts may be less.  Please check with your representative to learn about the current level of the charge and its availability in your state.  We reserve the right to change the charge on new Contracts, subject to a maximum annual charge of 0.45%.  Please check with your representative to learn about the current level of the charge and its availability in your state.  This charge continues if you transfer ownership of the Contract to someone who would not have been eligible for the Earnings Protection Benefit upon application (75 years old or younger), even though the benefit is not payable.  If your spouse elects to continue the Contract under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 345), the charge will continue to be assessed unless your spouse elects to discontinue the Earnings Protection Benefit, at which time the charge will cease.  We stop deducting this charge on the date you annuitize.

Contract Enhancement Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions.  These charges will also be assessed against any amounts allocated to the Fixed Account Options and the GMWB Fixed Account by reducing credited rates by the applicable charge percentage, but not below the minimum guaranteed interest rate (assuming no withdrawals).  (For more information the Fixed Account Options and the GMWB Fixed Account, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.)  The amounts of these charges (or reductions in credited rates) depend upon which of the Contract Enhancements you select:

Contract Enhancement	2%	3%	4%	5%
Charge (on an annual basis)	0.395%	0.42%	0.56%	0.695%

Due to the Contract Enhancement charges listed above, it is possible that upon a total withdrawal, you will receive less money back than if you had not elected the Contract Enhancement.

Contract Enhancement Recapture Charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

If you select an optional Contract Enhancement and make a partial or total withdrawal from your Contract, including annuitization, in the first seven Contract Years after a Premium is received (five Contract Years for the 2% Contract Enhancement), you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your Premiums.  The recapture charge is applied to withdrawals when:

·	the Contract is returned during the free look period;
·	withdrawals are in excess of the free withdrawal amount (the recapture charge is imposed only on the excess amount above the free withdrawal amount);
·	withdrawals exceed the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge);
·	there is a total withdrawal;
·	there is a total withdrawal due to annuitizing the Contract and the corresponding Income Date is within the recapture charge schedule (see Example 3 in Appendix B).

The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the charge is imposed based on the Completed Years since the receipt of the related Premium.  The percentage amounts of the recapture charges are as follows (please see the examples in Appendix B showing how these recapture charges are applied to withdrawals):

Contract Enhancement Recapture Charge (as a percentage of the corresponding Premium payment withdrawn if an optional Contract Enhancement is selected)

2% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	2%	2%	1.25%	1.25%	0.50%	0%	0%	0%
1-2	2%	1.25%	1.25%	0.50%	0%	0%	0%	0%
2-3	1.25%	1.25%	0.50%	0%	0%	0%	0%	0%
3-4	1.25%	0.50%	0%	0%	0%	0%	0%	0%
4-5	0.50%	0%	0%	0%	0%	0%	0%	0%
5-6	0%	0%	0%	0%	0%	0%	0%	0%
6-7	0%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

3% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	3%	3%	2%	2%	2%	1%	1%	0%
1-2	3%	2%	2%	2%	1%	1%	0%	0%
2-3	2%	2%	1.25%	1%	1%	0%	0%	0%
3-4	2%	2%	1%	1%	0%	0%	0%	0%
4-5	2%	1%	1%	0%	0%	0%	0%	0%
5-6	1%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

4% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4%	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%
1-2	4%	2.50%	2.50%	2.50%	1.25%	1.25%	0%	0%
2-3	2.50%	2.50%	2%	1.25%	1.25%	0%	0%	0%
3-4	2.50%	2.50%	1.25%	1.25%	0%	0%	0%	0%
4-5	2.50%	1.25%	1.25%	0%	0%	0%	0%	0%
5-6	1.25%	1.25%	0%	0%	0%	0%	0%	0%
6-7	1.25%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

5% Contract Enhancement
	Contract Year Premium is Received
Completed Years Since Receipt of Premium	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
0-1	4.50%	3.75%	3.25%	2.75%	2%	1.25%	1%	0%
1-2	3.75%	3.25%	2.75%	2%	1.25%	1%	0%	0%
2-3	3.25%	2.75%	2%	1.25%	1%	0%	0%	0%
3-4	2.75%	2%	1.25%	1%	0%	0%	0%	0%
4-5	2%	1.25%	1%	0%	0%	0%	0%	0%
5-6	1.25%	1%	0%	0%	0%	0%	0%	0%
6-7	1%	0%	0%	0%	0%	0%	0%	0%
7+	0%	0%	0%	0%	0%	0%	0%	0%

For Contracts purchased before May 1, 2010

Contract Enhancement Recapture Charge (as a percentage of the corresponding first year Premium payment withdrawn if an optional Contract Enhancement is selected*)

		Completed Years Since Receipt of Premium
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Recapture Charge (2% Contract Enhancement)	2%	2%	1.25%	1.25%	0.5%	0	0	0
Recapture Charge (3% Contract Enhancement )	3%	3%	2%	2%	2%	1%	1%	0
Recapture Charge (4% Contract Enhancement )	4%	4%	2.5%	2.5%	2.5%	1.25%	1.25%	0
Recapture Charge (5% Contract Enhancement )	4.5%	3.75%	3.25%	2.75%	2%	1.25%	1%	0
* For Contracts purchased before May 1, 2010, Premium payments received after the first Contract Year are not eligible for a Contract Enhancement and, therefore, those Premium payments are not subject to a recapture charge.  If the 5% Contract Enhancement was elected, no Premium is accepted after the first Contract Year.

If you return your Contract during the free look period, the entire amount of any Contract Enhancement will be recaptured.

The recapture charge percentage will be applied to the corresponding Premium reflected in the amount withdrawn or to the corresponding Premium reflected in the amount applied to income payments.  (Please see the examples in Appendix B.)  The amount recaptured from the corresponding Premium will be taken from the Investment Divisions and the Fixed Account (and the GMWB Fixed Account, if applicable) in the proportion their respective values bear to the Contract Value.  The dollar amount recaptured from the corresponding Premium will never exceed the dollar amount of the Contract Enhancement added to the Contract with respect to that Premium payment.  Recapture charges will be applied upon electing to receive income payments if the corresponding Income Date is within the recapture charge schedule, even in a situation where the withdrawal charge is waived (see Example 3 in Appendix B).

We expect to make a profit on the recapture charge, and examples in Appendix B may assist you in understanding how the recapture charge works.  However, we do not assess the recapture charge on any amounts paid out as:

●	death benefits;
●	withdrawals taken under the free withdrawal provision;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract.

FutureGuard Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for FutureGuard depends on the endorsement’s availability and the frequency of deduction, as explained below.

For Contracts with this GMIB purchased on and after March 7, 2005 (subject to availability), you pay 0.15% of the GMIB Benefit Base each calendar quarter (0.60% annually).

For Contracts with this GMIB purchased in Washington State on and after January 17, 2006 (subject to availability), you pay 0.05% of the GMIB Benefit Base each Contract Month (0.60% annually).

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocation to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard Guaranteed Minimum Income Benefit” beginning on page 324.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

FutureGuard 6 Guaranteed Minimum Income Benefit Charge.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts with this GMIB purchased on or after October 6, 2008, the charge for this benefit is 0.2125% of the GMIB Benefit Base each calendar quarter (0.85% annually).  For Contracts purchased in Washington State on or after October 6, 2008, you pay 0.0725% of the GMIB Benefit Base for this benefit each Contract Month (0.87% annually).  For Contracts with this GMIB purchased before October 6, 2008, the charge is 0.20% of the GMIB Benefit Base each calendar quarter (0.80% annually).  For Contracts purchased in Washington State before October 6, 2008, you pay 0.07% of the GMIB Benefit Base each Contract Month (0.84% annually).

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMIB Benefit Base.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GMIB Benefit Base, please see “FutureGuard 6 Guaranteed Minimum Income Benefit” beginning on page 327.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection, as applicable.  Similarly, the charge is prorated upon termination of the endorsement.  PLEASE NOTE: The charge for this GMIB will be deducted even if you never use the benefit.  Also, this GMIB only applies to certain optional income payments.

Guaranteed Minimum Accumulation Benefit (“GMAB”) Charge.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT AND RE-ELECTIONS OF THE GMAB ARE NO LONGER PERMITTED.

If you select the GMAB, in most states you will pay 0.125% of the Guaranteed Value (GV) each calendar quarter (0.50% annually).  In Washington State, the charge is monthly, currently 0.0425% of the GV (0.51% annually).  The GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period.  If you select the GMAB when you purchase your Contract, the GV is your initial Premium payment, net of taxes and adjusted for any subsequent Premium payments and withdrawals.  If the GMAB is re-elected, the GV is generally your Contract Value at the time of re-election, adjusted for any subsequent withdrawals. For more information about the GV, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 82.

We deduct the charge from your Contract Value.  The actual deduction of the charge will be reflected in your quarterly statement.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options , including the GMAB Fixed Account , in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GV.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement.  We reserve the right to prospectively change the charge on new Contracts or upon re-election of the benefit after the Contract is issued – subject to a maximum charge of 1.00% annually in states where the charge is quarterly, 1.02% annually in states where the charge is monthly.  We stop deducting this charge on the earlier of the date that the Guarantee Period ends (unless re-elected by you) or the date that the GMAB terminates for any other reason.  Please check with your representative to learn about the current level of the charge, the current interest rate for the GMAB Fixed Account and the current required allocation of Premium to the GMAB Fixed Account.  You may also contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  For more information about how this endorsement works, please see “Guaranteed Minimum Accumulation Benefit” beginning on page 82.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on when the endorsement is added to the Contract.  For more information about the GWB, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 93.  The charge also depends on the endorsement’s availability, the basis for deduction, and the frequency of deduction, as explained below.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Contracts to which this GMWB is added on and after January 17, 2006 (subject to availability), the charge is:

Maximum Annual Charge	Current Annual Charge
Quarterly or Monthly	Quarterly	Monthly
0.75%	0.40%	(WA Only) 0.42%

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from

Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).
For Contracts to which this GMWB was added before January 17, 2006, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.40%

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts to which this GMWB was added before October 4, 2004, the charge is:

Maximum Annual Charge	Current Annual Charge
0.70%	0.35% 0.55% upon step-up

You pay the percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions, which increases to 0.55% upon the first step-up.

We reserve the right to prospectively change the charge on new Contracts, or if you select the benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this GMWB is added on and after January 17, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. We stop deducting the charge on the earlier date that you annuitize the Contract or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “7% Guaranteed Minimum Withdrawal Benefit” beginning on page 92.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 95.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2010	1.20%	(WA Only) 1.20%	0.60%	(WA Only) 0.60%
For endorsements purchased before May 1, 2010	0.80%	0.81%	0.45%	0.45%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

We deduct the charge from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or upon election of a step-up – subject to the applicable maximum charge.  The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up” beginning on page 95.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 101.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	1.70%	(WA Only) 1.74%	0.85%	(WA Only) 0.87%
For endorsements purchased before May 1, 2011	1.45%	1.47%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month.  The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased prior to May 1, 2011, the following charge reductions may apply.  The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement’s effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.1125% of the GWB each quarter (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.05% of the GWB each quarter (0.20% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contact Anniversary, then you will pay 0.0375% of the GWB each Contract Month (0.45% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.0175% of the GWB each Contract Month (0.21% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero.  Please check with your representative learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 5)” beginning on page 101.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below). For more information about the GWB, please see “6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 105.

Annual Charge	Maximum		Current
For endorsements purchased on or after May 1, 2011	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements purchased before May 1, 2011	1.60%	1.62%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. The actual deduction of the charge will be reflected in your quarterly statement.

We deduct the charge from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

For GMWBs purchased before May 1, 2011, the following charge reductions may apply.  The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement’s effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.15% of the GWB each quarter (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.075% of the GWB each quarter (0.30% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.05% of the GWB each Contract Month (0.60% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each Contract Month (0.30% annually).

We reserve the right to prospectively change the charge: on new Contracts; if you select this benefit after your Contract is issued (subject to availability); or for GMWBs issued before May 1, 2011, with a step-up that you request (not on step-ups that are automatic) – subject to the maximum annual charge.

For GMWBs issued on or after May 1, 2011, we may also change the charge when there is a step-up on or after the second Contract Anniversary, subject to the maximum annual charge.  In this case, if the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary or Contract Quarterly Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary or Contract Quarterly Anniversary.

We stop deducting this charge on the earlier of the date that the GMWB is terminated, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “6% Guaranteed Minimum Withdrawal Benefit with Annual Step-Up (AutoGuard 6)” beginning on page 105.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”) Charge.  If you select the 5% GMWB without Step-Up, in most states you will pay 0.05% of the GWB each calendar quarter (0.20% annually).  In Washington State, the charge is monthly, currently 0.0175% of the GWB (0.21% annually), which we will waive at the end of a Contract Month to the extent that the charge exceeds the amount of your Contract Value allocated to the Investment Divisions.  The actual deduction of the charge will be reflected in your quarterly statement.  For more information about the GWB, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 109.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from the Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, at the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

The charge may be reduced if you do not take any withdrawals before the fifth Contract Anniversary, or before the tenth Contract Anniversary, after the endorsement’s effective date.  If the charge in your state is quarterly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0375% of the GWB each calendar quarter (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.025% of the GWB each calendar quarter (0.10% annually).  If the charge in your state is monthly, and if you have not taken any withdrawals before the fifth Contract Anniversary, then you will pay 0.0125% of the GWB each Contract Month (0.15% annually).  After the tenth Contract Anniversary if no withdrawals have been taken, you will pay 0.01% of the GWB each Contract Month (0.12% annually).

We reserve the right to prospectively change the charge on new Contracts, or before you select this benefit if after your Contract is issued, subject to a maximum charge of 0.50% annually in states where the charge is quarterly, 0.51% annually in states where the charge is monthly.  We stop deducting this charge on the earlier date that you annuitize the Contract, or your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of this prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% Guaranteed Minimum Withdrawal Benefit Without Step-Up” beginning on page 109.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner’s age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 111.  With joint Owners, the charge is based on the older Owner’s age.  For the Owner that is a legal entity, the charge is based on the Annuitant’s age.  (With joint Annuitants, the charge is based on the older Annuitant’s age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	0.85%	0.87%	0.40%	0.42%
55 – 59	1.20%	1.20%	0.65%	0.66%
60 – 64	1.30%	1.32%	0.75%	0.75%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	0.85%	0.87%	0.50%	0.51%
75 – 80	0.60%	0.60%	0.35%	0.36%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 115.  Please check with your representative to be sure about the charge in your state, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 111.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner’s age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 116.  With joint Owners, the charge is based on the older Owner’s age.  For the Owner that is a legal entity, the charge is based on the Annuitant’s age.  (With joint Annuitants, the charge is based on the older Annuitant’s age.)

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.15%	1.17%	0.70%	0.72%
55 – 59	1.50%	1.50%	0.95%	0.96%
60 – 64	1.50%	1.50%	0.95%	0.96%
65 – 69	1.50%	1.50%	0.95%	0.96%
70 – 74	0.90%	0.90%	0.55%	0.57%
75 – 80	0.65%	0.66%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 121.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 116.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner’s age when the endorsement is added to the Contract.  The charge varies by age group (see table below).  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” below beginning on page 123.  With joint Owners, the charge is based on the older Owner’s age.  For the Owner that is a legal entity, the charge is based on the Annuitant’s age.  (With joint Annuitants, the charge is based on the older Annuitant’s age.)

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	0.85%	(WA Only) 0.87%	0.40%	(WA Only) 0.42%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.45%	1.47%	0.85%	0.87%
60 – 64	1.45%	1.47%	0.85%	0.87%
65 – 69	1.20%	1.20%	0.65%	0.66%
70 – 74	0.75%	0.75%	0.35%	0.36%
75 – 80	0.55%	0.57%	0.30%	0.30%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 127.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up” beginning on page 123.  Also see “Guaranteed

Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life’s age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 129. The charge varies by age group (see table below), and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.00%	(WA Only) 1.02%	0.55%	(WA Only) 0.57%
50 – 54	1.00%	1.02%	0.55%	0.57%
55 – 59	1.35%	1.35%	0.80%	0.81%
60 – 64	1.45%	1.47%	0.90%	0.90%
65 – 69	1.60%	1.62%	1.05%	1.05%
70 – 74	1.00%	1.02%	0.65%	0.66%
75 – 80	0.75%	0.75%	0.50%	0.51%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 135.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 130.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the youngest Covered Life’s age when the endorsement is added to the Contract.  For more information about the GWB and for information on who is a Covered Life under this form of GMWB, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 135.  The charge varies by age group (see table below) and both Covered Lives must be within the eligible age range.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 49	1.10%	(WA Only) 1.11%	0.65%	(WA Only) 0.66%
50 – 54	1.25%	1.26%	0.80%	0.81%
55 – 59	1.70%	1.71%	1.10%	1.11%
60 – 64	1.70%	1.71%	1.10%	1.11%
65 – 69	1.45%	1.47%	0.90%	0.90%
70 – 74	1.00%	1.02%	0.60%	0.60%
75 – 80	0.80%	0.81%	0.55%	0.57%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 140.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up” beginning on page 135.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 142

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 148  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 142.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 149.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 85	1.70%	(WA Only) 1.71%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  For Contracts to which this endorsement was added before December 3, 2007, you pay the applicable percentage of the GWB each calendar quarter.  For Contracts to which this endorsement was added on or after December 3, 2007, you pay the applicable percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the applicable percentage of the GWB each Contract Month. We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when you elect a step-up (not on step-ups that are automatic), again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 155.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up” beginning on page 149. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 156.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero. Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate. For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 163. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information. Our contact information is on the first page of the prospectus. In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 156. Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom GMWB only.  If you purchase the LifeGuard Freedom DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom DB” under “Death Benefit Charges”, beginning on page 72 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 166.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement is added to the Contract before January 12, 2009), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 174.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 166.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 177.

Annual Charge	Maximum		Current
Ages 45 – 80	1.50%	(WA Only) 1.50%	0.95%	(WA Only) 0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 183. Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 177.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom 6 GMWB only.  If you purchase the LifeGuard Freedom 6 DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom 6 DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 72 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 185.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
Ages 45 – 80	1.85%	(WA Only) 1.86%	1.25%	(WA Only) 1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 192.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 185.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 194.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.50%	(WA Only) 1.50%	0.85%	(WA Only) 0.87%
For endorsements purchased before September 28, 2009	1.20%	1.20%	0.65%	0.66%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 194.

Quarterly charges are deducted from your allocations to the Investment Division s , the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 206.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 194.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 206.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements purchased on or after September 28, 2009	1.85%	(WA Only) 1.86%	1.05%	(WA Only) 1.05%
For endorsements purchased before September 28, 2009	1.50%	1.50%	0.80%	0.81%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 206.

Quarterly charges are deducted from your allocations to the Investment Division s , the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 217.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the fifth Contract Anniversary (eleventh Contract Anniversary if this endorsement was added to the Contract before September 28, 2009), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see

“Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up” beginning on page 206.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 219.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.00%	(WA Only) 2.04%	1.00%	(WA Only) 1.02%
For endorsements issued before October 11, 2010	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 219.

Quarterly charges are deducted from your allocations to the Investment Division s , the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 229.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was  issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 219.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 232.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Annual Charge	Maximum		Current
For endorsements issued on or after October 11, 2010	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
For endorsements issued before October 11, 2010	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 232.

Quarterly charges are deducted from your allocations to the Investment Division s , the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued before October 11, 2010), again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 243.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary (fifth Contract Anniversary if this endorsement was issued prior to October 11, 2010), the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets” beginning on page 232.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”) Charge.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB (see table below).  For more information about the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (Jackson Select Protector GMWB)” beginning on page 245.

Annual Charge	Maximum		Current
	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  The deduction of the charge could cause an automatic transfer under this GMWB’s Transfer of Assets provision.  For more information, please see “Transfer of Assets” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 251.

Quarterly charges are deducted from your allocations to the Investment Division s , the Fixed Account Options and the GMWB Fixed Account in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge.  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the applicable maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Such election must be received in Good Order prior to the Contract Anniversary.   While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement through the earlier of the date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 254.  Please check with your representative to learn about the current level of the charge and the current interest rate for the GMWB Fixed Account, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and upon automatic step-up on or after the second Contract Anniversary, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets” beginning on page 245.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge.  The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 255.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014 *

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	1.70%	(MO and WA Only) 1.74%	0.85%	(MO and WA Only) 0.87%
With Income Stream Level 2 GAWA% Table	1.90%	1.92%	0.95%	0.96%
With Income Stream Level 3 GAWA% Table	2.10%	2.10%	1.05%	1.05%
With Income Stream Level 4 GAWA% Table	2.50%	2.52%	1.25%	1.26%
With Income Stream Level 5 GAWA% Table	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix J for the applicable charges (including charges for the
Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix J for the maximum annual charges for GMWBs issued before September 15, 2014) .  We may also change the charge when there is a step-up on or after the second Contract

Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 265.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 255.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see table below).  For more information about the GWB and the different GAWA% tables, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 267.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014 *

Annual Charge	Maximum		Current
With Income Stream Level 1 GAWA% Table	2.30%	(MO and WA Only) 2.34%	1.15%	(MO and WA Only) 1.17%
With Income Stream Level 2 GAWA% Table	2.70%	2.70%	1.35%	1.35%
With Income Stream Level 3 GAWA% Table	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix J for the applicable charges (including charges for the
Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix J for the maximum annual charges for GMWBs issued before September 15, 2014) .  We may also change the charge when there is a step-up on or after the second Contract Anniversary (fifth Contract Anniversary for endorsements issued before April 30, 2012), again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 278.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount” beginning on page 267.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”) Charge.  The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner’s age when the endorsement is added to the Contract.  For more information about the GWB, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 280.  The charge varies by age group.  The charge also depends on the endorsement’s availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner’s age.  For the Owner that is a legal entity, the charge is based on the Annuitant’s age.  (With joint Annuitants, the charge is based on the older Annuitant’s age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 60 – 64	1.30%	(WA Only) 1.32%	0.90%	(WA Only) 0.90%
65 – 69	0.85%	0.87%	0.60%	0.60%
70 – 74	0.60%	0.60%	0.50%	0.51%
75 – 80	0.50%	0.51%	0.40%	0.42%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  For Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, to the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 60 – 64	1.30%	0.90%
65 – 69	0.85%	0.60%
70 – 74	0.60%	0.50%
75 – 80	0.50%	0.40%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse’s continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 284.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation.  For more information about how the endorsement works, please see “5% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 280.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”) Charge. The charge for this GMWB is expressed as an annual percentage of the GWB and depends on the Owner’s age when the endorsement is added to the Contract.  For more information about the GWB, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 286.  The charge varies by age group.  The charge also depends on the endorsement’s availability, and the basis for and frequency of its deduction, as explained below.  With joint Owners, the charge is based on the older Owner’s age.  For the Owner that is a legal entity, the charge is based on the Annuitant’s age.  (With joint Annuitants, the charge is based on the older Annuitant’s age.)

PLEASE NOTE: EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The bonus is available only for Contracts to which this GMWB was added from January 17, 2006 through April 30, 2006.

For Contracts to which this GMWB was added before May 1, 2006 (subject to availability), the charge for each age group is:

Annual Charge	Maximum		Current
Ages 50 – 54	0.85%	(WA Only) 0.87%	0.65%	(WA Only) 0.66%
55 – 59	0.65%	0.66%	0.50%	0.51%
60 – 64	0.50%	0.51%	0.35%	0.36%
65 – 69	0.35%	0.36%	0.25%	0.27%
70 – 74	0.30%	0.30%	0.20%	0.21%
75 – 80	0.20%	0.21%	0.15%	0.15%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

You pay the applicable annual percentage of the GWB each calendar quarter.  But for Contracts purchased in Washington State, the charge is monthly, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.  We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  The charge is prorated, from the endorsement’s effective date, at the end of the first quarter or first month after selection.  Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

For Contracts to which this GMWB was added before January 17, 2006, the charge for each age group is:

Annual Charge	Maximum	Current
Ages 50 – 54	0.85%	0.65%
55 – 59	0.65%	0.50%
60 – 64	0.50%	0.35%
65 – 69	0.35%	0.25%
70 – 74	0.30%	0.20%
75 – 80	0.20%	0.15%
Charge Basis	Investment Divisions
Charge Frequency	Daily

You pay the applicable percentage charge, on an annual basis, of the average daily net asset value of your allocations to the Investment Divisions.  The charge may be reduced on the next Contract Anniversary following a birthday that places the Owner (or older Owner, as applicable) in the next age group if no withdrawals are made.  But this charge reduction is not available upon the spouse’s continuation of the Contract.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued, subject to the applicable maximum annual charge.  For Contracts to which this endorsement was added from January 17, 2006 through April 30, 2006, we may also change the charge with a step-up, again subject to the applicable maximum annual charge.

The actual deduction of the charge will be reflected in your quarterly statement.  You will continue to pay the charge for the endorsement, even if the For Life Guarantee would become invalid, through the earlier date that you annuitize the Contract or your Contract Value is zero.  Also, we will stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 290.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  Upon election of the GMWB, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “4% For Life Guaranteed Minimum Withdrawal Benefit” beginning on page 286.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex GMWB” beginning on page 294.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014 *

LifeGuard Freedom Flex GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.20%	(MO and WA Only) 1.20%	0.60%	(MO and WA Only) 0.60%
6% Bonus and Annual Step-Up	1.40%	1.44%	0.70%	0.72%
7% Bonus and Annual Step-Up	1.70%	1.74%	0.85%	0.87%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.40%	(MO and WA Only) 1.44%	0.70%	(MO and WA Only) 0.72%
6% Bonus and Annual Step-Up	1.60%	1.62%	0.80%	0.81%
7% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.60%	(MO and WA Only) 1.62%	0.80%	(MO and WA Only) 0.81%
6% Bonus and Annual Step-Up	1.80%	1.80%	0.90%	0.90%
7% Bonus and Annual Step-Up	2.10%	2.10%	1.05%	1.05%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 4 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Income Stream Level 5 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix J for the applicable charges (including charges for the
Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix J for the maximum annual charges for GMWBs issued before September 15, 2014) .  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex GMWB” beginning on page 314.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex GMWB” beginning on page 300.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Note: The above section describes the charge for the LifeGuard Freedom Flex GMWB only.  If you purchase the LifeGuard Freedom Flex DB, additional charges apply for that benefit.  Please see “LifeGuard Freedom Flex DB” under “Contract Charges”, in the part entitled “Death Benefit Charges”, beginning on page 72 for details.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on which GAWA% table you elect (see tables below).  For more information about the GWB and the different GAWA% tables, please see “LifeGuard Freedom Flex With Joint Option GMWB” beginning on page 312.

GMWBS ISSUED ON OR AFTER SEPTEMBER 15, 2014 *

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 1 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(MO and WA Only) 1.80%	0.90%	(MO and WA Only) 0.90%
6% Bonus and Annual Step-Up	2.00%	2.04%	1.00%	1.02%
7% Bonus and Annual Step-Up	2.30%	2.34%	1.15%	1.17%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 2 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.20%	(MO and WA Only) 2.22%	1.10%	(MO and WA Only) 1.11%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Income Stream Level 3 GAWA% Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

*PLEASE NOTE: For GMWBs issued before September 15, 2014, please see Appendix J for the applicable charges (including charges for the
Optional Income Upgrade).

You pay the applicable annual percentage of the GWB each Contract Quarter.  For Contracts purchased in Missouri (for endorsements issued on or after September 16, 2013) and Washington State, you pay the charge each Contract Month, which charge is waived at the end of a Contract Month to the extent it exceeds the amount of your Contract Value allocated to the Investment Divisions.

We deduct the charge from your Contract Value.  Quarterly charges are deducted from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  In Missouri (for endorsements issued on or after September 16, 2013) and Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GWB.  Upon termination of the endorsement, including upon conversion (if conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or if you select this benefit after your Contract is issued (subject to availability), subject to the applicable maximum annual charge (please see Appendix J for the maximum annual charges for GMWBs issued before September 15, 2014) .  We may also change the charge when there is a step-up on or after the second Contract Anniversary, again subject to the maximum annual charge.  If the GMWB charge is to increase, a notice will be sent to you 45 days prior to the Contract Anniversary.  You may then elect to discontinue the automatic step-up provision and the GMWB charge will not increase but remain at its then current level.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The actual deduction of the charge will be reflected in your quarterly statement. You will continue to pay the charge for the endorsement through the earlier date that you annuitize the Contract or your Contract Value is zero.  We will, however, stop deducting the charge under the other circumstances that would cause the endorsement to terminate.  For more information, please see “Termination” under “LifeGuard Freedom Flex With Joint Option GMWB ” beginning on page 314.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  In addition, please consult the representative to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of the GMWB and a step-up, the applicable GMWB charge will be reflected in your confirmation. For more information about how the endorsement works, please see “LifeGuard Freedom Flex With Joint Option GMWB ” beginning on page 305.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge. The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GMWB Charge Base (see table below).

Annual Charge	Maximum		Current
	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
Charge Basis	GMWB Charge Base
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

GMWB Charge Base.  At election, the GMWB Charge Base is equal to the Guaranteed Withdrawal Balance (“GWB”).  After each subsequent purchase payment, the GMWB Charge Base is increased by the amount of the purchase payment net of any applicable Premium taxes, subject to a maximum of $5,000,000.  The GMWB Charge Base is not reduced for withdrawals unless a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable. In this case, the GMWB Charge Base is reduced for the Excess Withdrawal amount in the same proportion as the Contract Value is reduced by the Excess Withdrawal. The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

For more information about the GAWA and Stretch RMD, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”)” beginning on page 316.

We deduct the charge from your allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value . In Washington State, the monthly charges are deducted in the same manner , but deducted over the applicable Investment Divisions only.  With the Investment Divisions, we deduct the charge by canceling Accumulation Units rather than as part of the calculation to determine Accumulation Unit Value.  While the charge is deducted from Contract Value, it is based on the applicable percentage of the GMWB Charge Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly or monthly charge.

We reserve the right to prospectively change the charge on new Contracts, or elections after issue (subject to availability) subject to the applicable maximum charge. The actual deduction of the charge will be reflected in your quarterly statement.  We stop deducting this charge on the earlier of the date the endorsement terminates, or the date your Contract Value is zero.  Please check with your representative to learn about the current level of the charge, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus.  For more information about how the endorsement works, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (‘MarketGuard Stretch GMWB’)” beginning on page 316.  Also see “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional important information to consider when purchasing a Guaranteed Minimum Withdrawal Benefit.

Death Benefit Charges. There is no additional charge for the Contract’s basic death benefit.  However, for an additional charge, you may select one of the Contract’s available optional death benefits in place of the basic death benefit.  Please ask your agent whether there are variations on these benefits in your state or contact our Annuity Service Center.  Our contact information in on the cover page of this prospectus.

For Contracts issued on or after October 6, 2008:

If you select the 5% Roll-up Death Benefit, you will pay 0. 60 % of the GMDB Benefit Base for this benefit annually (0.15% each Contract Quarter), subject to a maximum annual charge of 1.20% ( 0.30 % quarterly ) on new issues.  We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “5% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 331.

If you select the 6% Roll-up Death Benefit, you will pay 0. 8 0% of the GMDB Benefit Base for this benefit annually (0.20% each Contract Quarter), subject to a maximum annual charge of 1.60% ( 0.40 % quarterly ) on new issues.  We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “6% Roll-up Death Benefit” under “Optional Death Benefits”, beginning on page 333.

If you select the Highest Quarterly Anniversary Value Death Benefit, you will pay 0. 30 % of the GMDB Benefit Base for this benefit annually (0.075% each Contract Quarter), subject to a maximum annual charge of 0. 60% (0. 15 % quarterly ) on new issues.  We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 334.

If you select the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0. 70 % of the GMDB Benefit Base for this benefit annually (0.175% each Contract Quarter), subject to a maximum annual charge of 1.40% ( 0.35 % quarterly ) on new issues.  We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit” under “Optional Death Benefits”, beginning on page 335.

If you select the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, you will pay 0. 90 % of the GMDB Benefit Base for this benefit annually (0.225% each Contract Quarter), subject to a maximum annual charge of 1.80% ( 0.45 % quarterly ) on new issues.  We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMDB Benefit Base.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  For more information about how the endorsement works, including this benefit’s GMDB Benefit Base, please see “Combination 6% Roll-up and Highest Quarterly Anniversary Death Benefit” under “Optional Death Benefits”, beginning on page 336.

If you select the LifeGuard Freedom DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom DB, you will pay 0. 60 % of the GMWB Death Benefit annually (0.15% each Contract Quarter).  The charge for LifeGuard Freedom DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom DB” under “Optional Death Benefits”, beginning on page 345.  For more information about the charges for LifeGuard Freedom GMWB, please see page 55, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 138.

We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.  PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom 6 DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB, you will pay two separate charges for the combined benefit.  For LifeGuard Freedom 6 DB, you will pay 0. 60 % of the GMWB Death Benefit annually (0.15% each Contract Quarter).  The charge for LifeGuard Freedom 6 DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom 6 GMWB, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter at the rate of 0.95% annually.  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom 6 DB” under “Optional Death Benefits”, beginning on page 339.  For more information about the charges for LifeGuard Freedom 6 GMWB, please see page 56, and for benefit information, including the GWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up” beginning on page 177.

We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you select the LifeGuard Freedom Flex DB optional death benefit, which is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), you will pay two separate charges for the combined benefit.  For LifeGuard Freedom Flex DB, you will pay 0. 70 % of the GMWB Death Benefit annually (0.175% each Contract Quarter).  For Contracts purchased in Washington State, the current and maximum annual charge for LifeGuard Freedom Flex DB is 0. 72 % of the GMWB Death Benefit (0.06% each Contract Month).  The charge for LifeGuard Freedom Flex DB, which is based on a percentage of the GMWB Death Benefit, is separate from and in addition to the charge for the LifeGuard Freedom Flex GMWB.  The charge for the LifeGuard Freedom Flex GMWB without the Optional Income Upgrade, which is based on a percentage of the Guaranteed Withdrawal Balance (GWB) and paid each Contract Quarter, is 0.95% (for endorsements issued before April 29, 2013) annually.  For Contracts purchased in Washington State, the charge for LifeGuard Freedom Flex GMWB without the Optional Income Upgrade is 0. 96% (for endorsements issued before April 29, 2013) of the GWB annually (0.08% each Contract Month (for endorsements issued before April 29, 2013)).  For more information about the GMWB Death Benefit, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 341.  For more information about the charges for LifeGuard Freedom Flex GMWB (with and without the Optional Income Upgrade), please see page 67 and for benefit information, including the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 294.

We deduct the charge from your Contract Value.  The charge is deducted from the allocations to the Investment Division s and the Fixed Account Options in the same proportions that the respective allocations bear to your Contract Value .  The charge is deducted from the Investment Divisions by the redemption of Accumulation Units attributable to your Contract rather than as an asset based charge applied to the assets of all Contract Owners who elected the optional death benefit.  The charge is deducted from the Fixed Account by a dollar reduction in the Fixed Account Contract Value.  While the charge is deducted from Contract Value, it is calculated based on the applicable percentage of the GMWB Death Benefit.  Upon termination of the endorsement, the charge is prorated for the period since the last quarterly charge.

For Contracts issued before October 6, 2008:

If you selected the 5% Roll-up Death Benefit, you pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the 4% Roll-up Death Benefit, you pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Highest Anniversary Value Death Benefit, you pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 5% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

If you selected the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.  PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

We stop deducting this charge on the date you annuitize.

Commutation Fee. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

●
(a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

●
(b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

Other Expenses. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charges.  There are deductions from and expenses paid out of the assets of the Funds.  These expenses are described in the attached prospectuses for the JNL Series Trust , the JNL Variable Fund LLC , and the JNL Investors Series Trust .  For more information, please see the “ Total Annual Fund Operating Expenses” table beginning on page 15.

Premium Taxes. Some states and other governmental entities charge Premium taxes or other similar taxes.  We pay these taxes and may make a deduction from your Contract Values for them.  Premium taxes generally range from 0% to 3.5% (the amount of state Premium tax, if any, will vary from state to state).

Income Taxes. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of the Separate Account, or to a particular Investment Division.  No federal income taxes are applicable under present law, and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS

Jackson National Life Distributors LLC (“JNLD” or “Distributor”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the Contracts.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.  JNLD is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”).  JNLD is not a member of the Securities Investor Protection Corporation (“SIPC”).  For more information on broker-dealers and their registered representatives, you may use the FINRA BrokerCheck program via telephone (1-800-289-9999) or internet (www.finra.org).

The Contract is offered to customers of various financial institutions, brokerage firms and their affiliate insurance agencies. No financial institution, brokerage firm or insurance agency has any legal responsibility to pay amounts that are owed under the Contract. The obligations and guarantees under the Contract are the sole responsibility of Jackson.  The financial institution, brokerage firm or insurance agency is responsible for delivery of various related disclosure documents and the accuracy of their oral description and recommendation of the purchase of the Contract.

Commissions are paid to broker-dealers who sell the Contracts.  While commissions may vary, they are not expected to exceed 8% of any Premium payment.  Where lower commissions are paid up front, we may also pay trail commissions.  We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years.

Under certain circumstances, JNLD and/or Jackson may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary widely among broker-dealers depending on, among other things, products offered, the level and type of marketing and distribution support provided , assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the FINRA rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD and/or Jackson are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales and generally range from 10 to 50 basis points (0.10% to 0.50%).  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences (for example, national, regional and top producer meetings), sponsorships and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client events, speaker fees , business development and educational enhancement items, and other support services, including payments to third party vendors for such items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to FINRA rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.  Individual registered representatives may receive differing levels of sales and service support.  Some support services may benefit the prospective or current contract owner.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of overrides and/or marketing support payments in 201 4 from the Distributor and/or Jackson in relation to the sale of our variable insurance products:

Cetera Advisor Networks LLC
Commonwealth Financial Network
First Allied Securities Inc.
ING /Voya Financial Advisers Inc .

INVEST Financial Corporation
Lincoln Financial Advisors Corporation
LPL Financial Services
Merrill Lynch
Metlife Securities , Inc.
MML Investors Services , LLC
Morgan Stanley Smith Barney LLC
National Planning Corporation
Raymond James & Associates Inc.
Securities America , Inc.
Signator Investors, Inc .
SII Investments Inc.
Transamerica Financial Advisors Inc .
UBS Financial Services , Inc .
Wells Fargo Advisors LLC
Wood bury Financial Services, Inc.

Please see Appendix C for a complete list of broker-dealers that received amounts of overrides and/or marketing support payments in 201 4 from the Distributor and/or Jackson in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.   Such broker-dealers may receive substantial compensation on a forward going basis.

We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission.  You can learn about the amount of any available bonus by calling the toll-free number on the cover page of this prospectus. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract’s mortality and expense risk charge and other charges.  Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

●	National Planning Corporation,
●	SII Investments, Inc.,
●	IFC Holdings, Inc. d/b/a Invest Financial Corporation,
●	Investment Centers of America, Inc., and
●	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the sub-adviser’s participation.  Our affiliated broker-dealers may also sell the retail mutual funds of certain sub-advisers.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary, Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle SmallCap Equity Fund, participates in the sale of Contracts and is compensated by JNLD and/or Jackson for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this Contract over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the Contract.

PURCHASES

Minimum Initial Premium:

●	$10,000 (Qualified and Non-Qualified)

Minimum Additional Premiums:

●	$500 (Qualified and Non-Qualified)

●	$50 for an automatic payment plan

●
You can pay additional Premiums at any time during the accumulation phase unless a specific optional benefit or feature provides limitations; however, if you elected the Guaranteed Minimum Accumulation Benefit, no Premium will be accepted more than 90 days after the Issue Date of the Contract while the benefit is in effect.  Similarly, if you purchased your Contract before May 1, 2010 and you elected the 5% Contract Enhancement, no Premium is accepted after the first Contract Year.  If you purchased your Contract in the state of Mississippi, no Premiums will be accepted after the first Contract Year.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge.  We reserve the right to limit the number of Contracts that you may purchase.  We also reserve the right to refuse any Premium payment.  There is a $100 minimum balance requirement for each Investment Division and Fixed Account.  We reserve the right to restrict availability or impose restrictions on the Fixed Account.

Maximum Premiums:

●	The maximum aggregate Premiums you may make without our prior approval is $1 million.

The payment of subsequent Premiums, depending on market conditions at the time they are made, may or may not contribute to the various benefits under your Contract, including the enhanced death benefits, any GMIB, the GMAB or any GMWB.  The payment and timing of subsequent Premium payments may also affect the value of the Contract Enhancements.  Our right to restrict Premiums to a lesser maximum amount may also affect the benefits under your Contract.

Please note that on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which a GMIB endorsement is attached.  This subsequent Premium limitation does not apply to contracts issued in Connecticut or in Maryland.

Allocations of Premium.  You may allocate your Premiums to one or more of the Investment Divisions and Fixed Account.  Each allocation must be a whole percentage between 0% and 100%.  The minimum amount you may allocate to the Fixed Account or an Investment Division is $100.  We will allocate any additional Premiums you pay in the same way unless you instruct us otherwise.

You may not allocate your Contract Values among more than 99 Investment Divisions, Fixed Account Options and the GMWB Fixed Account at any one time.  Additionally, you may not choose to allocate your Premiums to the GMWB Fixed Account; however, Contract Value may be automatically allocated to the GMWB Fixed Account according to non-discretionary formulas if you have purchased the optional LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB.  For more detailed information regarding LifeGuard Select, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 194.)  For more detailed information regarding LifeGuard Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Endorsement” beginning on page 206.  For more detailed information regarding Jackson Select, including the GMWB Fixed Account, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 219.  For more detailed information regarding Jackson Select with Joint Option, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets Endorsement” beginning on page 232. For more detailed information regarding Jackson Select Protector GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets Endorsement” beginning on page 245.

We will issue your Contract and allocate your first Premium within two Business Days (days when the New York Stock Exchange is open) after we receive your first Premium and all information that we require for the purchase of a Contract.  If we do not receive all of the information that we require, we will contact you to get the necessary information.  If for some reason we are unable to complete this process within five Business Days, we will return your money.   Each Business Day ends when the New York Stock Exchange closes (usually 4:00 p.m. Eastern time).

Optional Contract Enhancements.

PLEASE NOTE:  EFFECTIVE OCTOBER 15, 2012, THESE ENDORSEMENTS ARE NOT CURRENTLY AVAILABLE TO ADD TO A CONTRACT.

You may elect one of our four optional Contract Enhancement endorsements. The Contract Enhancement endorsements available are the 2% Contract Enhancement endorsement, 3% Contract Enhancement endorsement, 4% Contract Enhancement endorsement, or 5% Contract Enhancement endorsement.  Contract Enhancement endorsements are available only at the time you purchase your Contract and to Owners 87 years old and younger.  If elected, a Contract Enhancement endorsement cannot be canceled.  You may not elect the 3%, 4% or 5% Contract Enhancement endorsements with the Guaranteed Minimum Accumulation Benefit.  In addition, if you elect any Contract Enhancement endorsement, you cannot select the Capital Protection Program.

If you elect a Contract Enhancement endorsement, the following Fixed Account restrictions currently apply during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). The three, five and seven year Fixed Account Options are not available and transfers to any Fixed Account Option are not permitted (including under the Dollar Cost Averaging program).  Premiums may be allocated to the one year Fixed Account Option.  However, any Premium allocated to the one year Fixed Account must be transferred out of the one year Fixed Account in a series of scheduled monthly transfers to your choice of Investment Divisions within either a 6 or 12 month period beginning on the date we received the Premium.  Therefore, at the end of the 6 or 12 month period, all amounts in the one year Fixed Account will have been transferred out of the one year Fixed Account.  (See “Fixed Account Options” on page 20.)  These restrictions may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

If an optional Contract Enhancement endorsement is elected, then at the end of any Business Day in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) when we receive a Premium payment, we will credit your Contract Value with a Contract Enhancement.  The actual Contract Enhancement percentage applied to the Premium payment varies, depending upon which Contract Enhancement you have elected and the Contract Year in which you make your payment.  Therefore, the dollar amount of the actual Contract Enhancement credited to your Contract Value also varies, depending on the Contract Enhancement percentage applied and the amount of the Premium payment.  The Contract Enhancement percentage applied to a Premium payment is generally a declining and lesser percentage for Premium payments received after the first Contract Year (see the schedules below).

In addition, since total expenses for a Contract with a Contract Enhancement are higher than those for a Contract without a Contract Enhancement, it is possible that upon surrender you will receive less money back than you would have if you had not elected a Contract Enhancement.  This is discussed further on the page 81.

2% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5+
Contract Enhancement Percentage of the Premium Payment	2.00%	2.00%	1.25%	1.25%	0.50%	0%

3% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	3.00%	3.00%	2.25%	2.00%	2.00%	1.00%	1.00%	0%

4% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	4.00%	4.00%	3.00%	2.50%	2.50%	1.25%	1.25%	0%

5% Contract Enhancement endorsement

	Contract Year Premium is Received
	0-1	1-2	2-3	3-4	4-5	5-6	6-7	7+
Contract Enhancement Percentage of the Premium Payment	5.00%	4.50%	3.75%	3.00%	2.25%	1.75%	1.00%	0%

For Contracts issued before May 1, 2010, we will credit your Contract Value with an additional 2%, 3%, 4% or 5% of your payment, depending upon which Contract Enhancement you have elected, but will not credit any Contract Enhancements to Premium payments received after the first Contract Year.  If the 5% Contract Enhancement was elected, no Premium is accepted after the first Contract Year.

There is a charge, for the optional Contract Enhancement endorsements that is assessed against the Investment Divisions, the Fixed Account and the GMWB Fixed Account for the Contract Enhancements, and its amount depends upon which Contract Enhancement endorsement you elect.  For more information about the charges for these endorsements, please see “Contract Enhancement Charge” on page 42.

We will also impose a Contract Enhancement recapture charge if you

●
make a total withdrawal within the recapture charge schedule or a partial withdrawal within the recapture charge schedule in excess of the free withdrawals permitted by your Contract (the recapture charge is imposed only on the excess amount above the free withdrawal amount),

●
make a partial withdrawal within the recapture charge schedule in excess of the required minimum distribution of the Internal Revenue Code (the entire withdrawal will be assessed the applicable recapture charge),

●
elect to receive payment under an income option, (see Example 3 in Appendix B) (for more information about these income options, see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 323) within the recapture charge schedule, or

●	return your Contract during the Free Look period. (If you return your Contract during the Free Look period, the entire amount of the Contract Enhancement will be recaptured.)

The Recapture Charge schedule(s) can be found beginning on page 42 of this prospectus.    The percentage amount of the recapture charge depends upon (i) the corresponding declining amount of the Contract Enhancement based on the Contract Year when the Premium payment being withdrawn was received and (ii) when the recapture charge is imposed based on the Completed Years since the receipt of the related Premium.  (See the examples in Appendix B showing how these recapture charges are applied to withdrawals.)

We will not impose the Contract Enhancement recapture charge on any amounts paid out as:

●	earnings (excess of your Contract Value allocated to the Investment Divisions, the Fixed Account and the GMWB Fixed Account over your Remaining Premiums allocated to those accounts)
●	death benefits;
●	withdrawals taken under the free withdrawal provision;
●
withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code (but if the requested withdrawal exceeds the required minimum distribution, then the entire withdrawal will be assessed the applicable recapture charge);

●
if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page 90 for more information); or

●
if permitted by your state, additional withdrawals of up to 25% (12 1/2% for each of two joint Owners) of your Contract Value from the Separate Account, the Fixed Account Options (subject to certain exclusions) and the GMWB Fixed Account if you incur certain serious medical conditions specified in your Contract (see “Waiver of Withdrawal and Recapture Charges for Certain Emergencies” on page 90 for more information).

For purposes of the recapture charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium, based on the completed years (12 months) since the receipt of Premiums.  (See example 2 in Appendix B for an illustration.)    We expect to make a profit on these charges for the Contract Enhancements.  Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancements work.  In certain situations, both a recapture charge and a withdrawal charge will be charged on your withdrawal amount (see examples 1 and 2 in Appendix B).

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement.  Contract Enhancements, and any increase in value attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

As referenced above, there is a charge for the optional Contract Enhancement endorsements.  This Contract Enhancement charge is based on the average daily net asset value of your allocations to the Investment Divisions and is deducted from the total value of the Separate Account.  In addition, for the Fixed Account and the GMWB Fixed Account, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected.  Therefore, you will incur charges on the entire amounts included in your Contract, which includes Premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement).  As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement.  Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement.  We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven Contract Years (five Contract Years for the 2% Contract Enhancement) We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

For Contracts issued before May 1, 2010, if you elect the Contract Enhancement and then make more than relatively small Premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have a lower Contract Value than if you had not elected the Contract Enhancement.  Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their Premium payments in the first Contract Year.  Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

Accordingly, the increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement charge.  If you make Premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected a Contract Enhancement, regardless of investment performance.  Contract Values may also be higher if you pay additional Premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

●	death benefits computed on the basis of Contract Value;
●	withdrawals taken under the free withdrawal provision;
●	withdrawals necessary to satisfy the required minimum distribution of the Internal Revenue Code;
●	if permitted by your state, withdrawals under our:
○ Terminal Illness Benefit;

○	Specified Conditions Benefit; or
○	Extended Care Benefit. (See page 90 below.)

You may not elect the 3%, 4% or 5% Contract Enhancement endorsements with the Guaranteed Minimum Accumulation Benefit.  In addition, you currently may not elect any Contract Enhancement endorsement with the Capital Protection Program.

Capital Protection Program.  If you select our Capital Protection Program at issue, we will allocate enough of your Premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original Premium paid.  You may allocate the rest of your Premium to any Investment Division(s).  If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original Premium.  This program is available only if Fixed Account Options are available.  There is no charge for the Capital Protection Program.  You should consult your Jackson representative with respect to the current availability of Fixed Account Options, their limitations, and the availability of the Capital Protection Program.

Currently, the Capital Protection Program is not available if you elect a Contract Enhancement endorsement.

For an example of capital protection, assume you made a Premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3% per year.  We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken.  The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson receives a Premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year.  Jackson will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years.  The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your Premium to achieve the intended result.  In each case, the results will depend on the interest rate declared for the guarantee period.

If you elected the Guaranteed Minimum Accumulation Benefit, the Capital Protection Program will not be available while the Guaranteed Minimum Accumulation Benefit is in effect.  In addition, the Capital Protection Program will not be available if you purchase the LifeGuard Select Guaranteed Minimum Withdrawal Benefit, LifeGuard Select with Joint Option Guaranteed Minimum Withdrawal Benefit, Jackson Select Guaranteed Minimum Withdrawal Benefit, Jackson Select with Joint Option Guaranteed Minimum Withdrawal Benefit or Jackson Select Protector GMWB.

Guaranteed Minimum Accumulation Benefit (“GMAB”). The following description is supplemented by the examples in Appendix D that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT AND RE-ELECTIONS OF THE GMAB ARE NO LONGER PERMITTED.

For Owners 80 years old and younger on the Contract’s Issue Date, a Guaranteed Minimum Accumulation Benefit may be available, which permits you to receive a Guaranteed Value (GV) (as defined below) at the end of a Guarantee Period, regardless of your Contract Value.  If you elect this GMAB endorsement, no Premium will be accepted more than 90 days after the Issue Date of the Contract while the GMAB is in effect.  Also, you may not elect the GMAB in combination with any Contract Enhancement, Guaranteed Minimum Income Benefit (GMIB) or any Guaranteed Minimum Withdrawal Benefit (GMWB).  In addition, the GMAB cannot be added after a Contract’s Issue Date.  Subject to availability, a GMWB may be elected after the GMAB has terminated. The Capital Protection Program is also not available while the GMAB is in effect.  We may further limit the availability of this GMAB optional endorsement.

Guaranteed Value.  This benefit’s GV is the minimum Contract Value guaranteed at the end of the elected Guarantee Period.  If you select the GMAB when you purchase your Contract, the GV at the beginning of your Guarantee Period is your initial Premium payment, net of any applicable taxes.  If the GMAB is re-elected at the end of a Guarantee Period, the GV is generally your Contract Value at the time the new Guarantee Period begins.

The GV will be increased by any subsequent Premium payments, net of any applicable Premium taxes (subject to a maximum of $5 million).  (Please see example 2 in Appendix D for an illustration.)  However, no additional Premium payments are allowed more than 90 days after the Contract’s Issue Date while the GMAB is in effect.
Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal.  This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal may reduce the GV by a dollar amount that is greater than the dollar amount withdrawn.  (Please see example 3b in Appendix D for an illustration.)  All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

For purposes of the GMAB charge, the GV in effect on the date the charge is deducted is equal to the GV at the beginning of the Guarantee Period, increased by any subsequent Premium payments and decreased by any subsequent partial withdrawals, as described above.  For more information regarding the GMAB charge, please see “Guaranteed Minimum Accumulation Benefit Charge” beginning on page 45.

The GV can never be more than $5 million.

Guarantee Period.  The Guarantee Period is the time period at the end of which the GV is guaranteed.  The Guarantee Period currently available is ten Contract Years.  The Guarantee Period begins on the effective date of the endorsement and ends on the Contract Anniversary corresponding to the end of the Guarantee Period.  If you select the GMAB when you purchase your Contract, the effective date is the Contract Issue Date.

Required Allocation.  On the endorsement’s effective date, we automatically allocate a certain percentage of your Premium (if the GMAB is selected when you purchase your Contract) or your Contract Value (if the GMAB is re-elected after the Contract’s Issue Date) to the GMAB Fixed Account.  The Remaining Premium or Contract Value will be allocated to the Fixed Account Options and Investment Divisions based on the current Premium allocation you have selected for your Contract.

The required allocation percentage for the GMAB Fixed Account is that which is in effect on the effective date of the Guarantee Period and the same allocation percentage remains in effect for the duration of the Guarantee Period.  We anticipate the required allocation percentage of Premium or Contract Value to the GMAB Fixed Account will generally range from 15% to 40%.  The required allocation percentage may vary, however, from this stated range.  Generally, when the interest rate credited to the GMAB Fixed Account is higher, the required allocation to the GMAB Fixed Account will be lower.  When the interest rate credited to the GMAB Fixed Account is lower, the required allocation to the GMAB Fixed Account is higher.

The required allocation percentage is declared by the Company in advance and may also vary by state.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared required allocation percentage for your state.  Our contact information is on the cover page of this prospectus.

Guaranteed Minimum Accumulation Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, will be allocated to the GMAB Fixed Account in accordance with the required allocation percentage in effect on the effective date of the endorsement.  You may not allocate additional monies to this fixed account.  The Contract Value in the GMAB Fixed Account is credited with a specific interest rate that is guaranteed and will remain in effect for the entire Guarantee Period.  The interest rate is credited daily to the Contract Value in the GMAB Fixed Account so long as the Contract Value is not withdrawn, transferred, or annuitized until the end of the Guarantee Period.  The interest rate may vary by state but will never be less than 3%.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMAB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

An Excess Interest Adjustment may apply to amounts withdrawn, transferred or annuitized from the GMAB Fixed Account prior to the end of the Guarantee Period.  The Excess Interest Adjustment reflects changes in the level of interest rates since the beginning of the Guarantee Period.  The Excess Interest Adjustment is based on the relationship of the current new business interest rate to the interest rate being credited to you in the GMAB Fixed Account.  The current new business interest rate used for this comparison is the interest rate then available on a new Guarantee Period of the same duration, increased by 0.50% per annum.  If we are not then offering that duration, we will estimate a base interest rate for that duration based on the closest durations that we are then offering.

Generally, the Excess Interest Adjustment will (a) increase the amount withdrawn, transferred, or annuitized when current new business rates are lower than the rate then being credited to you and (b) decrease the amount withdrawn, transferred, or annuitized when current new business rates are higher than the rate then being credited to you.  There will be no Excess Interest Adjustment if these rates are the same.

Moreover, even if the current new business interest rate (after the above-mentioned 0.50% increase) is greater than the interest rate you are then being credited, there will be no Excess Interest Adjustment if the difference between the two is less than 0.50%.  This restriction avoids downward adjustments in the GMAB Fixed Account value in situations where the general level of interest rates has declined but the above-mentioned 0.50% increase results in a current new business interest rate that is higher than the rate currently being credited to your GMAB Fixed Account.

There is no Excess Interest Adjustment on: death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; or free withdrawals.  In no event will the amount we pay on a total withdrawal, transfer or annuitization from the GMAB Fixed Account be less than the GMAB Fixed Account minimum value. The GMAB Fixed Amount minimum value is the amount that would result from (1) accumulating the following amounts at 3%: (a) any Premium payments (net of any associated Premium taxes) or transfers that you allocate to the GMAB Fixed Account less (b) any withdrawals, transfers, or charges that are taken out of  the GMAB Fixed Account; and (2) deducting any withdrawal charges or charge for taxes due in connection with the withdrawal.  In the case of a partial withdrawal or transfer from the GMAB Fixed Account, you will have been credited with interest at a rate at least equal to 3% on the amount withdrawn or transferred even if subject to an Excess Interest Adjustment that otherwise would have reduced it below 3%.

The following example illustrates how the GMAB Fixed Account minimum value may affect an Excess Interest Adjustment on a partial withdrawal.  If your initial allocation to the GMAB Fixed Account is $10,000 and your declared rate of interest was 5%, after one year (assuming no other transactions or withdrawal charges) your Contract Value in the GMAB Fixed Account would be $10,500. The GMAB Fixed Account minimum interest rate is 3%, so your GMAB Fixed Account minimum value would be $10,300. In this case, an Excess Interest Adjustment could not reduce the withdrawal by more than $200 (the difference between your Contract Value in the GMAB Fixed Account and the GMAB Fixed Account minimum value).  For example, upon a $2,000 withdrawal from the GMAB Fixed Account that is subject to a $200 negative Excess Interest Adjustment, the withdrawal would be adjusted to $1,800. However, if it were subject to a negative $400 Excess Interest Adjustment, the $2,000 withdrawal still would only be adjusted to $1,800, so that it does not invade the GMAB Fixed Account minimum value. Immediately after either of these withdrawals, there will be no difference between your Contract Value in the GMAB Fixed Account and GMAB Fixed Account minimum value, and no negative Excess Interest Adjustment will apply on subsequent withdrawals until the Contract Value in the GMAB Fixed Account again grows to be larger than the GMAB Fixed Account minimum value.

Quarterly charges deducted across all Fixed Account Options and Investment Divisions are also deducted from the GMAB Fixed Account in accordance with your Contract’s provisions.  These charges will not reduce the GV.  DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMAB Fixed Account.

At the end of the Guarantee Period, if the Contract Value is less than the GV, the Company will add additional money to the Contract Value equal to the difference between the GV and the Contract Value.  This additional amount will be allocated within the Contract based on the current Premium allocation for the Contract.  The GMAB will be automatically terminated unless a written request for re-election of the GMAB has been received by our Annuity Service Center in good order within 30 days prior to the Contract Anniversary corresponding to the end of the Guarantee Period.  If the GMAB is terminated, the GMAB Fixed Account value will be transferred to the Fixed Account Options and Investment Divisions based on the current Premium allocation for the Contract.

Re-election.  The GMAB may not be re-elected if any Owner is older than 80 years on the effective date of re-election or if the GMAB is no longer offered.  (effective May 1, 2011,  the GMAB is no longer offered and re-election of the GMAB is not available).  If the GMAB is re-elected, the Contract Value will be rebalanced to meet the current GMAB Fixed Account allocation requirements.  The GV will be re-set to equal the Contract Value adjusted for any applicable Excess Interest Adjustment on amounts transferred from Fixed Account Options and a new Guarantee Period will be established.  In determining the GV, a negative Excess Interest Adjustment associated with any transfer from a Fixed Account Option will reduce the GV as well as the Contract Value.  The GV can never be more than $5 million.  The required allocation percentage for the GMAB Fixed Account and the GMAB Fixed Account interest rate will be those in effect on the effective date of re-election.  The effective date of re-election is the Contract Anniversary corresponding to the end of the previous Guarantee Period.

Transfers.  While the GMAB is in effect, transfers between Investment Divisions and Fixed Account Options are still permitted in accordance with your Contract.  The Company will automatically transfer amounts to or from the GMAB Fixed Account, as applicable, upon election, re-election, or termination of the GMAB.

Upon re-election, any amount required to be transferred from the Investment Divisions and/or Fixed Account Options to the GMAB Fixed Account will be equal to the required allocation percentage for the GMAB Fixed Account multiplied by the current value of each Investment Division and Fixed Account Option, unless the Owner specifies otherwise.  The amount applied to the GMAB Fixed Account on transfers from a Fixed Account Option will be adjusted for any applicable Excess Interest Adjustment under that option.  As a result, after the Excess Interest Adjustment, the GMAB Fixed Account value immediately following the transfer may be more or less than the required allocation percentage for the GMAB Fixed Account multiplied by the Contract Value before the Excess Interest Adjustment.

Transfers to or from the GMAB Fixed Account will not count against your Contract’s 15 free transfers provision.  The Company will not transfer funds in or out of the GMAB Fixed Account during the Guarantee Period.  Likewise, you may not elect transfers to or from the GMAB Fixed Account during the Guarantee Period.

Subsequent Premiums.  If the GMAB is elected on the Contract’s Issue Date, all Premium received within 90 days of the Issue Date will be subject to the required allocation percentage for the GMAB Fixed Account determined at issue.  All allocations to the GMAB Fixed Account will be added to the same GMAB Fixed Account.  In other words, only one GMAB Fixed Account will exist on a single Contract at a time.  As a result, these subsequent allocations will have the same credited rate and period ending date as the initial Premium.  Interest credited in the GMAB Fixed Account on subsequent Premiums is credited daily from the date of receipt.

The GV will be increased by any subsequent Premium payments, net of any applicable Premium taxes (subject to a maximum of $5 million).  (Please see example 2 in Appendix D for an illustration.)

No additional Premium payments are allowed more than 90 days after the Contract’s Issue Date while the GMAB is in effect.

Partial Withdrawals.  Unless you specify otherwise, partial withdrawals (including applicable charges and adjustments) will be taken proportionately from the GMAB Fixed Account, Fixed Account Options and Investment Divisions.  The percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Withdrawal Charges and Excess Interest Adjustments may apply to withdrawals.

Partial withdrawals (including Withdrawal Charges and Excess Interest Adjustments) will reduce the GV in the same proportion that the Contract Value was reduced on the date of the withdrawal.  This means that, if the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal may reduce the GV by a dollar amount that is greater than the dollar amount withdrawn.  (Please see example 3b in Appendix D for an illustration.) All withdrawals including systematic withdrawals, required minimum distributions prior to the Income Date, withdrawals for asset allocation fees, and free withdrawals will reduce the GV.

While the GMAB is in effect, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account.

Spousal Continuation.  If any Owner dies before a Contract with the GMAB is annuitized, the Contract’s death benefit is still payable; however, the GMAB terminates without value.  Alternatively, the Contract allows a Beneficiary who is a deceased Owner’s spouse to continue the Contract, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the GMAB endorsement applies to the Contract, the GMAB will continue and no adjustment will be made to the GV at the time of continuation.  The Guarantee Period will continue to be based on the original effective date or re-election date, as applicable.  Contract Years and Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date.  The spouse may elect to terminate the GMAB upon written request in good order on or after the seventh Contract Anniversary.

Termination.  The GMAB endorsement terminates subject to a prorated GMAB charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges plus or minus any Excess Interest Adjustments and not the GV you would have received under the GMAB at the end of the Guarantee Period.  The GMAB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); the date the Contract Value equals zero; the date our Service Center receives a written request in good order from you to terminate the GMAB on or after the seventh Contract Anniversary; or at the end of the Guarantee Period, unless the GMAB is re-elected by you.

Upon termination of the GMAB either at the end of the Guarantee Period or at the time of your request on or after the seventh Contract Anniversary, the GMAB Fixed Account value (adjusted for any applicable Excess Interest Adjustment) will be transferred to the Fixed Account Options and Investment Divisions based on the current Premium allocation for the Contract.

Contract Value Is Zero.  If, while the GMAB is in effect, your Contract Value is reduced to zero as the result of the deduction of contract charges, the GV will be paid automatically to you and the GMAB will terminate.  In addition, all other rights under your Contract cease, as your Contract and all other optional endorsements will terminate without value.  The GV will be paid in a lump sum within 60 days after the termination date.

Accumulation Units. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select.  In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an “Accumulation Unit.”  During the income phase we use a measure called an “Annuity Unit.”

Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

●	determining the total amount of assets held in the particular Investment Division;
●	subtracting any asset-based charges and taxes chargeable under the Contract; and
●	dividing this amount by the number of outstanding Accumulation Units.

Charges deducted through the cancellation of units are not reflected in this computation.
The value of an Accumulation Unit is expected to vary from day to day.  The base Contract has a different Accumulation Unit value than each combination of optional endorsements an Owner may elect, based on the differing amount of charges applied in calculating that Accumulation Unit value.

When you make a Premium payment, we credit your Contract with Accumulation Units.  The number of Accumulation Units we credit is determined at the close of that Business Day by dividing the amount of the Premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division that reflects the combination of optional endorsements you have selected and their respective charges.

In connection with arrangements we have to transact business electronically, we may have agreements in place whereby the time when certain broker-dealers receive your initial Purchase Payment and all required information in Good Order will be used for initial pricing of your Contract values.  However, if we do not have an agreement with a broker-dealer providing for these pricing procedures, initial Purchase Payments received by the broker-dealer will not be priced until they are received by us. As of the date of this prospectus, we have such an agreement with Morgan Stanley Smith Barney LLC and SBHU Life Agency.  Please check with your financial representative to determine if his/her broker-dealer has an agreement with us that provides for these pricing procedures.

TRANSFERS AND FREQUENT TRANSFER RESTRICTIONS

You may transfer your Contract Value between and among the Investment Divisions at any time, unless transfers are subject to other limitations, but transfers between the Fixed Account and an Investment Division must occur prior to the Income Date.

You can make 15 transfers every Contract Year without charge.

A transfer will be effective as of the end of the Business Day when we receive your transfer request in Good Order, and we will disclaim all liability for transfers made based on your transfer instructions, or the instructions of a third party authorized to submit transfer requests on your behalf.

Transfers from the Fixed Account generally will be subject to any applicable Excess Interest Adjustment.

Potential Limits and Conditions on Fixed Account Transfers. There may be periods when we do not offer any Fixed Account. We can prohibit or impose limitations or other requirements on transfers to or from the Fixed Account, as permitted by applicable law. Currently, for Contracts with an optional Contract Enhancement, transfers are not permitted to a Fixed Account Option during the first seven Contract Years (five Contract Years for the 2% Contract Enhancement). This restriction may be modified, eliminated, or otherwise revised, at which time we will provide you with written notice of the changes.

In addition, Contracts issued on or after October 11, 2010 also specifically reserve the right to impose the limitations and conditions set forth in 1-4 below with respect to the one-year Fixed Account Option.  Although we are not imposing these restrictions as of the date of this prospectus, if we do decide to impose them, they could provide as follows with respect to both new and already outstanding Contracts:

1.  During any Contract Year, the aggregate dollar amount of all transfers from the one-year Fixed Account Option (including transfers at the end of the one-year period) could not exceed whichever of the following three maximums apply to you for that year:

●
Maximum transfers during the first Contract Year in which you have Contract Value in the one-year Fixed Account Option  subject to these restrictions: 1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary;

●	Maximum transfers during any subsequent Contract Year, if you had Contract Value subject to these restrictions during the preceding Contract year:
i.	1/3 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did not make a 1/3 transfer in the preceding year as mentioned above or
ii.	1/2 of your Contract Value in the one-year Fixed Account Option as of the most recent Contract Anniversary if you did make such a 1/3 transfer in the preceding year; or
●
Maximum transfers during  any Contract Year, if you had Contract Value subject to these restrictions during both of the preceding two Contract Years and, in those years, you made the 1/3maximum transfer in the first year and 1/2 maximum  transfer in the second year as mentioned above: all of your remaining Contract Value in the one-year Fixed Account Option.

2.  We could require that any transfer from the one-year Fixed Account Option in a Contract Year occur at least twelve months after the most recent such transfer in the previous Contract Year.

3.  We could restrict or prohibit your transfers into or allocations of any additional Premiums to the one-year Fixed Account Option in any Contract Year in which you make a transfer from the one-year Fixed Account Option.

4.  We could restrict or prohibit your transfers from the one-year Fixed Account Option in any Contract Year in which you make a transfer into or allocate any additional Premiums to the one-year Fixed Account Option.

We may impose restrictions 1-4 separately or in combination but we expect that they would be imposed as a group, so that you would be subject to all of these restrictions if you are subject to any of them.

Certain systematic investment programs could be excluded from the restrictions listed in 1-4 above, such that transfers under those programs would not count against the maximum amounts that may be transferred out of the one-year Fixed Account Option and the Contract Value under such programs would be excluded from the computation of such maximum amounts.

We also could permit or require that a systematic transfer program be used to make transfers from any Fixed Account Options.  For example, you could be permitted to have the three transfers that are referred to in restriction 1 above automated through a systematic transfer out (“STO”) on each of your next three Contract Anniversaries.  The amount automatically transferred on each of such three Contract Anniversaries would be the maximum amount that would be permitted to be transferred on that date under restriction 1, such that following the automatic STO transfer on the third such Contract Anniversary you would no longer have any Contract Value in the one-year Fixed Account Option. If we establish such an STO for you, however, we would (pursuant to restrictions 3 and 4 above) prohibit you from making any other transfer from, or any Premium payments or transfers into, the one-year Fixed Account Option during any Contract Year in which an automatic STO transfer is made for you.  Also (pursuant to restriction 2 above) you could elect such an STO only if (i) at least twelve calendar months have passed since your last STO program (if any) had ended and (ii) during the Contract Year in which you make the election, you have not made any transfers from, or any Premium payments or transfers into the one-year Fixed Account Option (unless you made the transfer or Premium payment before the time we had instituted restrictions 1-4). Transfers pursuant to any STO would not count toward your 15 free transfer limit.

If we require you to commence an STO at a time when, due to any of the foregoing restrictions, you would not be eligible to elect such a program, the three annual STO transfers will be delayed.  In that case, the first such STO transfer would occur on the first Contract Anniversary after you are eligible to elect an STO.

If we impose the restrictions described in 1-4 above, we would provide you prompt written notice of that fact, as well as any requirement or option to commence an STO.  In that case, the restrictions would be effective immediately and we would not expect to provide you with an opportunity to make transfers from the one-year Fixed Account Option, other than in compliance with and subject to the limitations in such restrictions.  Accordingly, if your Contract is issued on or after October 11, 2010, you should consider whether you are willing to be subject to those limitations before you allocate any Premiums or transfers to the one-year Fixed Account Option.

Under Contracts issued on or after October 10, 2010, we also may restrict your participation in any systematic investment program if you allocate any amounts to a Fixed Account Option.

Restrictions on Transfers: Market Timing.  The Contract is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the underlying Funds and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Neither the Contracts nor the underlying Funds are meant to promote any active trading strategy, like market timing.  To protect Owners and the underlying Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Contract Year, and no round trip transfers are allowed within 15 calendar days. Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

●	limiting the number of transfers over a period of time;
●	requiring a minimum time period between each transfer;
●	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or
●	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive Business Days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the Contract for disruptive activity based on frequency, pattern and size.  We will more closely monitor Contracts with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial withdrawal to access the Contract Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the Contract on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, the GMWB Fixed Account, Dollar Cost Averaging, Earnings Sweep or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  Please contact our Annuity Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the Contract.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every Contract engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur. We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

TELEPHONE AND INTERNET TRANSACTIONS

The Basics. You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephonic transfer privileges described above.  Our Annuity Service Center representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

What You Can Do and How. You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Annuity Service Center.  Our contact information is on the cover page of this prospectus and the number is referenced in your Contract or on your quarterly statement.

What You Can Do and When. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day’s Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next Business Day.  We will retain permanent records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Annuity Service Center immediately.

How to Cancel a Transaction. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Annuity Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

Our Procedures. Our procedures are designed to provide reasonable assurance that telephonic or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner’s death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor’s/representative’s behalf.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

●	by making either a partial or complete withdrawal,
●	by electing the Systematic Withdrawal Program,
●	by electing a Guaranteed Minimum Withdrawal Benefit, or
●	by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

Withdrawals under the Contract may be subject to a withdrawal charge.  For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest Remaining Premium.  When you make a complete withdrawal you will receive the value of your Contract as of the end of the Business Day your request is received by us in Good Order, minus any applicable taxes, the annual contract maintenance charge, charges due under any optional endorsement and all applicable recapture and withdrawal charges, adjusted for any applicable Excess Interest Adjustment.  For more information about withdrawal charges, please see “Withdrawal Charge” beginning on page 40.  We will pay the withdrawal proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a withdrawal request, we may delay payment of the withdrawal proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds.

Your withdrawal request must be in writing.  We will accept withdrawal requests submitted via facsimile.  There are risks associated with not requiring original signatures in order to disburse the money.  To minimize the risks, the proceeds will be sent to your last recorded address in our records, so be sure to notify us, in writing, with an original signature of any address change.  We do not assume responsibility for improper disbursements if you have failed to provide us with the current address to which the proceeds should be sent.

Except in connection with the Systematic Withdrawal Program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account Option or Investment Division from which you are making the withdrawal.  If you are not specific in your withdrawal request, your withdrawal will be taken from your allocations to the Investment Divisions, Fixed Account Options, GMAB Fixed Account and GMWB Fixed Account based on the proportion their respective values bear to the Contract Value.  If you are specific in your withdrawal request, please know that, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Similarly, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

With the Systematic Withdrawal Program, you may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  After your withdrawal, at least $100 must remain in each Fixed Account Option or Investment Division from which the withdrawal was taken or such greater amount if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after the withdrawal.  A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. If your Contract contains the GMAB, a GMWB containing a Transfer of Assets provision, any systematic withdrawal request for a specified dollar amount or specified percentage from a particular Investment Division, the Fixed Account or the GMWB Fixed Account will be limited in that such withdrawals cannot be made from the GMAB Fixed Account or the GMWB Fixed Account.  If you wish your systematic withdrawal to include amounts allocated to the GMAB Fixed Account or the GMWB Fixed Account, your systematic withdrawal must be taken proportionally from all of the allocations (to the Investment Divisions, the GMWB Fixed Account and the Fixed Account, including the GMAB Fixed Account) based on their respective values in relation to the Contract Value.

If you have an investment adviser who, for a fee, manages your Contract Value, you may authorize payment of the fee from the Contract by requesting a partial withdrawal.  There are conditions and limitations, so please contact our Annuity Service Center for more information.  Our contact information is on the cover page of this prospectus.  We neither endorse any investment advisers, nor make any representations as to their qualifications.  The fee for this service would be covered in a separate agreement between the two of you, and would be in addition to the fees and expenses described in this prospectus.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.  There are limitations on withdrawals from qualified plans.  For more information, please see “TAXES” beginning on page 346.

Waiver of Withdrawal and Recapture Charges for Certain Emergencies. We will waive the withdrawal charge (withdrawals from the Investment Divisions, the Fixed Account and the GMWB Fixed Account), the recapture charge, but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

●
Terminal Illness Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been diagnosed with an illness after the Contract’s issue date that will result in your death within 12 months;

●
Specified Conditions Benefit, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account with no withdrawal charge or recapture charge after having provided us with a physician’s statement that you have been diagnosed with one of the following conditions after the Contract’s issue date:

	○	Heart attack
	○	Stroke
	○	Coronary artery surgery
	○	Life-threatening cancer
	○	Renal failure or
	○	Alzheimer’s disease; and
●
Extended Care Benefit, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Investment Divisions, Fixed Account and the GMWB Fixed Account that you withdraw after providing us with a physician’s statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

Guaranteed Minimum Withdrawal Benefit Considerations.  Most people who are managing their investments to provide retirement income want to provide themselves with sufficient lifetime income and also to provide for an inheritance for their beneficiaries.  The main obstacles they face in meeting these goals are the uncertainties as to (i) how much income their investments will produce, and (ii) how long they will live and will need to draw income from their investments.  A Guaranteed Minimum Withdrawal Benefit (GMWB) is designed to help reduce these uncertainties.

A GMWB is intended to address those concerns but does not provide any guarantee the income will be sufficient to cover any individual’s particular needs.  Moreover, the GMWB does not assure that you will receive any return on your investments.  The GMWB also does not protect against loss of purchasing power of assets covered by a GMWB due to inflation.  Even relatively low levels of inflation may have a significant effect on purchasing power if not offset by stronger positive investment returns.  The step-up feature on certain of the GMWBs may provide protection against inflation when there are strong investment returns that coincide with the availability of effecting a step-up.  However, strong investment performance will only help the GMWB guard against inflation if the endorsement includes a step-up feature.

Payments under the GMWB will first be made from your Contract Value.  Our obligations to pay you more than your Contract Value will only arise under limited circumstances.  Thus, in considering the election of any GMWB you need to consider whether the value to you of the level of protection that is provided by a GMWB and its costs, which reduce Contract Value and offset our risks, are consistent with your level of concern and the minimum level of assets that you want to be sure are guaranteed.

The Joint For Life GMWB with Bonus and Step-Up, and the Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount endorsements are available only to spouses and differ from the For Life GMWB with Bonus and Step-Up without the Joint Option, and the For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount without the Joint Option endorsements (which are available to spouses and unrelated parties) and enjoy the following advantages:

●
If the Contract Value falls to zero, benefit payments under the endorsement will continue until the death of the last surviving Covered Life if the For Life Guarantee is effective.  (For more information about the For Life Guarantee and for information on who is a Covered Life under this form of GMWB, please see the “ LifeGuard Freedom Flex With Joint Option GMWB ” subsection beginning on page 305, and the “Joint For Life GMWB with Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount” subsection beginning on page 267.)

●
If an Owner dies before the automatic payment of benefits begins, the surviving Covered Life may continue the Contract and the For Life Guarantee is not automatically terminated (as it is on the For Life GMWBs without the Joint Option).

The Joint For Life GMWBs have a higher charge than the respective For Life GMWBs without the Joint Option.

Additionally, the timing and amounts of withdrawals under a GMWB have a significant impact on the amount and duration of benefits.  The cumulative cost of a GMWB also is greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as a For Life Guarantee (59 1/2) and a GWB adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that a GMWB might provide.

Guaranteed Minimum Withdrawal Benefit Important Special Considerations. Each of the GMWBs provides that the GMWB and all benefits thereunder will terminate on the Income Date, which is the date when annuity payments begin.  The Income Date is either a date that you choose or the Latest Income Date.  The Latest Income Date is generally the date on which the Owner attains age 95 under a Non-Qualified Contract (age 90, unless otherwise approved by the Company, if your Contract was issued before April 6, 2009), or such earlier date as required by the applicable qualified plan, law or regulation.  (For more information, please see “INCOME PAYMENTS (THE INCOME PHASE)” beginning on page 323.)

Before (1) electing a GMWB, (2) electing to annuitize your Contract after having purchased a GMWB, or (3) when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB, you should consider whether the termination of all benefits under the GMWB and annuitizing produces the better financial results for you.  Naturally, you should discuss with your Jackson representative whether a GMWB is even suitable for you.  Consultation with your financial and tax advisor is also recommended.

These considerations are of greater significance if you are thinking about electing or have elected a GMWB For Life, as the For Life payments will cease when you annuitize voluntarily or on the Latest Income Date.  Although each of the For Life GMWBs contain an annuitization option that may allow the equivalent of For Life payments when you annuitize on the Latest Income Date, all benefits under a GMWB For Life (and under the other GMWBs) will terminate when you annuitize.  To the extent that we can extend the Latest Income Date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.  After you have consulted your financial and tax advisors you will need to contact us to request an extension of the Latest Income Date.  Please also see “Extension of Latest Income Date” beginning on page 348 for further information regarding possible adverse tax consequences of extending the Latest Income Date.

Please note that withdrawals in excess of certain limits may have a significantly negative impact on the value of your GMWB through prematurely reducing the benefit’s Guaranteed Withdrawal Balance (GWB) and Guaranteed Annual Withdrawal Amount (GAWA) and, therefore, cause your GMWB to prematurely terminate.  Please see “Election” and “Withdrawals” under each GMWB for more information about the GWB and GAWA.  Please see the explanations of withdrawals under each of the following GMWB descriptions for more information concerning the effect of excess withdrawals.

Required Minimum Distributions under Certain Tax Qualified Plans. (“RMDs”). The following RMD NOTES contain important information about withdrawals of RMDs from a Contract with a GMWB.  However, for the MarketGuard Stretch GMWB, please refer to the Stretch RMD Notes on page 327.  For certain tax-qualified Contracts, GMWBs allow withdrawals greater than the Guaranteed

Annual Withdrawal Amount (GAWA) to meet a Contract’s RMD without compromising the guarantees. The RMD NOTES describe conditions, limitations and special situations related to withdrawals involving a RMD.

RMD NOTES.  Notice of an RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  Eligible withdrawals that are specified as RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Code allows for the taking of RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s RMD requirements.  If your requested RMD exceeds our calculation of the RMD for your Contract, your request will not be eligible for the waiver of any applicable charges (i.e., withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Code, RMDs are calculated and taken on a calendar year basis.  But with a GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceed the greatest of the RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The RMD requirements for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner’s withdrawals for the 201 6 Contract Year is less than the higher RMD requirement for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

An exception to this general rule permits that with the calendar year in which your RMDs are to begin (generally, when you reach age 70 1/2), you may take your RMDs for the current and next calendar years during the same Contract Year, as necessary (see example below).

The following example illustrates this exception. It assumes an individual Owner, born January 1, 194 5 , of a tax-qualified Contract with a Contract Year that runs from July 1 to June 30.

If the Owner delays taking his first RMD (the 201 5 RMD) until March 30, 201 6 , he may still take the 201 6 RMD before the next Contract Year begins, June 30, 201 6 without exposing the GWB and GAWA to the possibility of adverse recalculation.  However, if he takes his second RMD (the 201 6 RMD) after June 30, 201 6 , he should wait until the next Contract Year begins (that is after June 30, 201 7 ) to take his third RMD (the 201 7 RMD).  Because, except for the calendar year in which RMDs begin, taking two RMDs in a single Contract Year could cause the GWB and GAWA to be adversely recalculated (if the two RMDs exceeded the applicable GAWA for that Contract Year).

Examples that are relevant or specific to tax-qualified Contracts in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix E and in Appendix H under section “II.  MarketGuard Stretch”, specifically examples 4, 5, and 7, and in Appendix F and in Appendix H under section “I.  LifeGuard Freedom 6 Net”, specifically examples 6, 7, and 9.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that a particular GMWB ultimately suits your needs relative to your RMD.

In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements or whether there are other IRA holdings that can satisfy the aggregate RMD requirements.  With regard to other qualified plans, you must determine what your qualified plan permits.  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements.

7% Guaranteed Minimum Withdrawal Benefit (“SafeGuard 7 Plus”). The following description is supplemented by some examples in Appendix E that may assist you in understanding how the calculations are made in certain circumstances.

PLEASE NOTE: EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract’s Issue Date, or on the date on which this endorsement is selected if after the Contract’s Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 7% GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB). Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may limit the availability of this optional endorsement.  Once selected, the 7% GMWB cannot be canceled.  If you select the 7% GMWB when you purchase your Contract, your net Premium payment will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 7% GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary.  If you select the 7% GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount.  Upon selection, the GAWA is equal to 7% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%.  However, withdrawals are not cumulative.  If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year.  If you withdraw more than 7%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 7% GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment.  Also, the GAWA will increase by 7% of the net Premium payment or 7% of the increase in the GWB, if the maximum GWB is hit.  We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or

●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	7% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA (or required minimum distribution (RMD), if applicable – see below) may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.    For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

For certain tax-qualified Contracts to which the 7% GMWB is added on and after January 17, 2006 (subject to availability), withdrawals greater than the Guaranteed Annual Withdrawal Amount (GAWA) are allowed, under certain circumstances, to meet the Contract’s RMDs under the Internal Revenue Code (Code), and the endorsement’s guarantees will not be compromised.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax qualified Contract, then please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.  Otherwise, the GWB and GAWA could be adversely recalculated, as described above.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up. In the event Contract Value is greater than the GWB, the 7% GMWB allows the GWB to be reset to Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:
	●	7% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after the 7% GMWB is added to the Contract.

●	For Contracts to which the 7% GMWB was added before January 17, 2006, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.

A step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the 7% GMWB to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract’s Issue Date.  The 7% GMWB would become effective on the Contract Anniversary following receipt of the request in Good Order.

If the spouse continues the Contract and the 7% GMWB endorsement already applies to the Contract, the 7% GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Your spouse may elect to “step-up” on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 345), the value applicable upon “step-up” is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent “step-up” must follow the “step-up” restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date).

Termination.  The 7% GMWB endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 7% GMWB.  The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 7% GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 7% GMWB.

Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (“SafeGuard Max”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earlier of:

● Or	The Owner’s (or any joint Owner’s) death;

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
PLEASE NOTE: The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners up to 85 years old (proof of age is required); may be added to a Contract on the Issue Date (or, for Contract’s issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead added this GMWB to your Contract post issue on a Contract Anniversary, the GWB was calculated based on Contract Value, which included any previously applied Contract Enhancements, and, as a result, we subtracted any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, this GMWB might be continued by a spousal Beneficiary.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  Once the GAWA percentage is determined, it will not change.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.

(In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 74	7%
75 – 79	8%
80 – 84	9%
85+	10%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2010, the GAWA is reset to equal the GWB, if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2010, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA at the end of a Contract Year.  The tables below clarify what happens in each instance. RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  (There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before May 1, 2010, the GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal.
For GMWBs issued on or after May 1, 2010, the GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after May 1, 2010 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated, equaling:
●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before May 1, 2010 –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the withdrawal; Or
	●	The GWB after the withdrawal; Or
	●	The GAWA percentage multiplied by the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 354.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  (See Examples 6 and 7 in Appendix E.)

Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.  Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is recalculated, equaling the lesser of:
	●	The GAWA before the payment; Or
	●	The GWB after the payment.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner.  If the spouse continues the Contract and this endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  Your spouse may elect to step-up on the continuation date.  If the Contract is continued under the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 353), the value applicable upon step-up is the Contract Value, including any adjustments applied on the continuation date.  Any subsequent step-up must follow the step-up restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date).  Upon spousal continuation of a Contract without the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up, if the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up is available at the time, the spouse may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 353.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The first date both the GWB and the Contract Value equals zero; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

On the Latest Income Date, the Owner may choose the following income option instead of one of the other income options listed in the Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option and the GAWA will be equal to the GAWA percentage multiplied by the GWB.  The GAWA percentage will not change after election of this option.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 5”). The following description is supplemented by the examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value.  This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary).  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to Owners 80 years old and younger on the date on which this endorsement is selected. If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 5% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB.  For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement.  The 5% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.  If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the

GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the GAWA.

Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement.  Also, the GAWA will increase by either (a) 5% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.  Examples 4, 5, and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or

●	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011. If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011. On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 5% of the new GWB or the GAWA before step-up.  On or after the 13th Contract Anniversary from the effective date of the GMWB, you may elect to step-up the GWB to the Contract Value.  This election may be made at any time upon your written request, so long as there is at least one year between step-ups.  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge. The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB With Annual Step-Up endorsement already applies to the Contract, the 5% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB With Annual Step-Up, if the 5% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB With Annual Step-Up.  The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if available – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a n annual basis, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.   Subject to the Company’s approval, you may elect to receive payments more frequently than annually.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero.  For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 323.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB With Annual Step-Up.

6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“AutoGuard 6”). The following description is supplemented by the examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) which permits an Owner to make partial withdrawals prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  This GMWB is available to add to a Contract on the Contract’s Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary).  This GMWB is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 6% GMWB With Annual Step-Up cannot be canceled.

This GMWB is available to  Owners 80 years old and younger on the date on which this endorsement is selected.  If the age at election of the Owner (if Joint Owners, the oldest Joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB Charges will be refunded.  We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

If you select the 6% GMWB With Annual Step-Up when you purchase your Contract, your Premium payment net of any applicable taxes, plus (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, will be used as the basis for determining the GWB.  For GMWBs issued before May 1, 2011, the GWB will not include any Contract Enhancement.  The 6% GMWB With Annual Step-Up may also be selected after the Issue Date (subject to availability) within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 6% GMWB With Annual Step-Up after the Issue Date, to determine the GWB, we will use your Contract Value less (for GMWBs issued before May 1, 2011) any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million (including upon “step-up”), and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (as explained below).  Upon selection, the GAWA is equal to 6% of the GWB.  The GAWA will generally not be reduced if partial withdrawals taken within any one Contract Year do not exceed 6%.  However, withdrawals are not cumulative.  If you do not take 6% in one Contract Year, you may not take more than 6% the next Contract Year.  If you withdraw more than 6%, the GWB may be reduced by more than the amount of the withdrawal and the GAWA will likely be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted. If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before May 1, 2011, the GAWA is reset to equal the GWB if the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after May 1, 2011, both at the time of an Excess Withdrawal (see below) and at the end of a Contract Year, the GAWA will be reset to equal the GWB if the GWB is less than the

GAWA Withdrawal charges, asset allocation fees, Contract Enhancement recapture charges, Excess Interest Adjustments and other charges and adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 6% GMWB With Annual Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the Premium payment, net of any applicable Premium taxes, plus (for GMWBs issued on or after  May 1, 2011) any Contract Enhancement.  Also, the GAWA will increase by either (a) 6% of the sum of i) the subsequent Premium payment less any applicable taxes, plus ii) (for GMWBs issued on or after May 1, 2011) any Contract Enhancement, or (b) 6% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA will likely be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s), likely reducing the GAWA, as well.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

For certain tax-qualified Contracts, this GMWB allows for withdrawals greater than the GAWA to meet the Contract’s required minimum distributions (RMDs) under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.  Examples 4, 5, and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA or RMD, as applicable, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, the GAWA is recalculated as follows:

1.	For GMWBs issued before May 1, 2011, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

2.	For GMWBs issued on or after May 1, 2011, the GAWA is unchanged at the time of the withdrawal. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA at the time of the partial withdrawal, or the RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GWB is equal to the greater of:

●
the GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; or

●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal reduced in the same proportion that the

Contract Value is reduced by the Excess Withdrawal, or
●	the GWB after the partial withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	the total amount of the current partial withdrawal, or
●	the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	6% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of all of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, asset allocation fees, recapture charges, Excess Interest Adjustments and other charges and adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, partial 1035 exchanges, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Step-up for GMWBs issued on or after May 1, 2011.  If no withdrawals have been taken from the Contract following the date this GMWB is issued, on each Contract Quarterly Anniversary, if the Contract Value on that date is greater than the GWB, the GWB will be reset to the Contract Value on the Contract Quarterly Anniversary (a “step-up”). After the first withdrawal has been taken from the Contract, step-ups will no longer be determined on Contract Quarterly Anniversaries. Instead, step-ups will be determined on each Contract Anniversary.  If the Contract Value is greater than the GWB on the Contract Anniversary, the GWB will be reset to the Contract Value on the Contract Anniversary.  If the first withdrawal from the Contract is taken on a Contract Quarterly Anniversary that is not a Contract Anniversary, there will be no step-up on that Contract Quarterly Anniversary and the next step-up determination will occur on the next Contract Anniversary.  Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary or Contract Quarterly Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA, so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary or Contract Quarterly Anniversary following receipt of the request in Good Order within 30 days prior to the Contract Anniversary or Contract Quarterly Anniversary.

Step-up for GMWBs issued before May 1, 2011.  On each of the first 12 Contract Anniversaries from the effective date of the GMWB, the GWB will automatically reset to the greater of the Contract Value or the GWB before step-up, and the GAWA becomes the greater of 6% of the new GWB or the GAWA before step-up.  On or after the 13th Contract Anniversary from the effective date of the GMWB, you may select to step-up the GWB to the Contract Value.  This election may be made at any time upon your written request, so long as there is at least one year between step-ups.  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum annual charge.  The request will be processed and effective on the day we receive the request in Good Order.  Before deciding to “step-up,” please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Spousal Continuation.  If you die before annuitizing a Contract with the 6% GMWB With Annual Step-Up, the Contract’s death benefit is still payable when the Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 6% GMWB With Annual Step-Up endorsement already applies to the Contract, the 6% GMWB With Annual Step-Up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  step-ups will continue as permitted (as described above), and Contract Anniversaries and Contract Quarterly Anniversaries will continue to be based on the original Contract’s Issue Date.  Upon spousal continuation of a Contract without the 6% GMWB With Annual Step-Up, if the 6% GMWB With Annual Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 6% GMWB With Annual Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 6% GMWB With Annual Step-Up.  The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract) or the death of a joint Owner; on the Latest Income Date; upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid automatically to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  For GMWBs issued before May 1, 2011, upon your death as the Owner, your Beneficiary will receive the scheduled payments until the GWB is reduced to zero.  For GMWBs issued on or after May 1, 2011, upon your death as Owner, or the death of a joint Owner, all payments cease.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective. In addition, no adjustments will be made to the GAWA after election of this option, nor will a commuted value be available.  For GMWBs issued on or after May 1, 2011, this income option is only available on your Latest Income Date (see “Income Payments (the Income Phase)”) on page 323.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 6% GMWB With Annual Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 6% GMWB With Annual Step-Up.

5% Guaranteed Minimum Withdrawal Benefit Without Step-Up (“MarketGuard 5”).  The following description is supplemented by some examples in Appendix E that may assist you in understanding how calculations are made in certain circumstances.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

For Owners 80 years old and younger on the Contract’s Issue Date, or on the date on which this endorsement is selected if after the Contract’s Issue Date, a 5% GMWB without Step-Up may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB)(as defined below), regardless of your Contract Value.  The 5% GMWB without step-up is not available on a Contract that already has a GMWB (one GMWB only per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We may further limit the availability of this optional endorsement.  Once selected, the 5% GMWB without step-up cannot be canceled.  If you select the 5% GMWB without step-up when you purchase your Contract, your Premium payment net of any applicable taxes will be used as the basis for determining the GWB.  The GWB will not include any Contract Enhancement.  The 5% GMWB without step-up may also be selected after the Issue Date within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if your request is in Good Order.  If you select the 5% GMWB without step-up after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added.  In determining the GWB, a recapture charge associated with any Contract Enhancement will reduce the GWB below the Contract Value (see Example 1c in Appendix E).  The GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount, except for certain tax-qualified Contracts (see below).  Upon selection, the GAWA is equal to 5% of the GWB.  The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 5%.  However, withdrawals are not cumulative.  If you do not take 5% in one Contract Year, you may not take more than 5% the next Contract Year.  If you withdraw more than 5%, the guaranteed amount available may be less than the total Premium payments and the GAWA may be reduced.  The GAWA can be divided up and taken on a payment schedule that you request.  You can continue to take the GAWA each Contract Year until the GWB has been depleted.

Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the 5% GMWB without Step-Up, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.

Any time a subsequent Premium payment is made, we recalculate the GWB and the GAWA.  Each time you make a Premium payment, the GWB is increased by the amount of the net Premium payment.  Also, the GAWA will increase by 5% of the net Premium payment or 5% of the increase in the GWB, if the maximum GWB is reached.  We require prior approval for a subsequent Premium payment, however, that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is reached.

If the total of your partial withdrawals made in the current Contract Year is greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future.  In other words, withdrawing more than the GAWA in any Contract Year could cause the GWB to be reduced by more than the amount of the withdrawal(s) and even reset to the then current Contract Value, likely reducing the GAWA, too.  Recalculation of the GWB and GAWA may result in reducing or extending the payout period.  Examples 4, 5, and 7 in Appendix E illustrate the impact of such withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

●	the GWB prior to the partial withdrawal less the partial withdrawal; or
●	zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

●	the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or
●	the greater of the GWB prior to the partial withdrawal less the partial withdrawal or zero.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

●	the GAWA prior to the partial withdrawal; or
●	the GWB after the partial withdrawal; or
●	5% of the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the withdrawal.

Consistent with the explanation above, withdrawals greater than the GAWA or RMD, as applicable, may have a significantly negative impact on the value of this benefit through prematurely reducing the GWB and GAWA and, therefore, cause the benefit to prematurely terminate (see Example 5 in Appendix E).  For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any withdrawal charges, recapture charges and Excess Interest Adjustments.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

For certain tax-qualified Contracts, the 5% GMWB without step-up allows for withdrawals greater than GAWA to meet the RMD under the Internal Revenue Code (Code) without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD Notes” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Spousal Continuation.  If you die before annuitizing a Contract with the 5% GMWB without step-up, the Contract’s death benefit is still payable when Contract Value is greater than zero.  Alternatively, the Contract allows the Beneficiary who is your spouse to continue it, retaining all rights previously held by the Owner.  If the spouse continues the Contract and the 5% GMWB without step-up endorsement already applies to the Contract, the 5% GMWB without step-up will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation.  Contract Anniversaries will continue to be based on the anniversary of the original Contract’s Issue Date.  Upon spousal continuation of a Contract without the 5% GMWB without Step-Up, if the 5% GMWB without Step-Up is available at the time, the Beneficiary may request to add this endorsement within 30 days before any Contract Anniversary, and the endorsement will take effect on the Contract Anniversary if the request is made in Good Order.

Termination.  The 5% GMWB without Step-Up endorsement terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge on the date you annuitize or surrender the Contract.  In surrendering the Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the 5% GMWB without Step-Up.  The 5% GMWB without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted – whichever occurs first.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  The payments continue until the GWB is reduced to zero.

All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, your Beneficiary will receive the scheduled payments.  No other death benefit or Earnings Protection Benefit will be paid.

Annuitization.  If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

Fixed Payment Income Option.  This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select.  If you should die (assuming you are the Owner) before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  The purchase of the 5% GMWB without Step-Up may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors on this and other matters prior to electing the 5% GMWB without Step-Up.

5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector”).The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the step-ups and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner’s 65th birthday (or with joint Owners, the oldest Owner’s 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

	Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced. Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement’s effective date.  Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up (“LifeGuard Advantage”).The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner’s 60th birthday (or with joint Owners, the oldest Owner’s 60th birthday).  If the Owner (or oldest Owner) is 60 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If this GMWB was added to your Contract prior to December 3, 2007, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner’s 65th birthday (or with joint Owners, the oldest Owner’s 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

 The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at  the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMDs without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

●     The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

●      The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals
in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was added to your Contract before December 3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
The GAWA is also recalculated, increasing by:
	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value.
The GAWA is recalculated, equaling the greater of:
	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement’s effective date.  Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner’s (if joint Owners, the oldest Owner’s) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract prior to April 30, 2007) of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and example 9 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

Or
The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner’s 65th birthday (or with joint Owners, the oldest Owner’s 65th birthday).  If the Owner (or oldest Owner) is 65 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

●
With this GMWB, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and, for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.
Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMDs without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes. The GAWA is also recalculated, increasing by:

	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:

	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero --	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The Beneficiary is also allowed a step-up.  The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the Beneficiary’s election to continue the Contract is in Good Order.  Otherwise, the above rules for step-ups apply.

	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;

●	The date of complete withdrawal of Contract Value (full surrender of the Contract);

●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;

●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

●	For how long the bonus is available; and

●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●	With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.
○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner’s (if joint Owners, the oldest Owner’s) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Protector With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the step-ups and example 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.
Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a spousal Beneficiary, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), the Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include and previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable–	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes. The GAWA is also recalculated, increasing by:

	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:

	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement’s effective date.  Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 280 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life’s 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.
	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
	○	A new joint owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary’s eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Five-Year Step-Up (“LifeGuard Protector Plus With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly examples 6 and 7 for the step-ups, example 8 for the bonus and examples 9 and 10 for the For Life Guarantee.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life’s 65th birthday.  If the youngest Covered Life is 65 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the Contract Value will be adjusted by the difference between the charges actually paid and the charges that would have been paid assuming the correct age.  Future GMWB charges will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and, if added prior to January 16, 2007, it cannot be canceled except by a Spousal Beneficiary, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If this GMWB is added on January 16, 2007 or later, then it cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is the maximum of the Guaranteed Annual Withdrawal Amount (GAWA) or the required minimum distribution.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the applicable recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

PLEASE NOTE:  At the time the For Life Guarantee becomes effective, the GAWA is reset to equal 5% of the then current GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged while the For Life Guarantee is in effect; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated, equaling the lesser of:

	●	5% of the Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
	●	The greater of 5% of the GWB after the withdrawal, or zero.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes. The GAWA is also recalculated, increasing by:

	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:

	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.  During the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.  Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force and before the Income Date, this GMWB terminates without value unless continued by the spouse.  Please see the information beginning on page 135 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint 5% For Life GMWB With Bonus and Five-Year Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero -	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life and the For Life Guarantee is already in effect, then the For Life Guarantee remains effective on and after the Continuation Date.  If the For Life Guarantee is not already in effect and the surviving spouse is a Covered Life, the For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest original Covered Life’s 65th birthday, and the above rules for the For Life Guarantee apply.  The effective date of the For Life Guarantee will be set on the effective date of the endorsement.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	The spouse may elect to step-up the Contract Value on the first Contract Anniversary on or immediately following the Continuation Date; otherwise the above rules for step-up apply.
	○	Bonuses will continue to apply according to the rules below for Bonuses.
	○	Contract Anniversaries and Contract Years will continue to be based on the original Contract’s Issue Date.
	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●	Continue the Contract without this GMWB (GMWB is terminated) if the GMWB was added to the Contract prior to January 16, 2007. Thereafter, no GMWB charge will be assessed.
●
Continue the Contract without this GMWB (GMWB is terminated) if this GMWB was added to the Contract on January 16, 2007 or later and if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary’s eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract in which this GMWB was added prior to January 16, 2007 if the spousal Beneficiary elects to continue the Contract without the GMWB;
●
The Continuation Date on a Contract in which this GMWB was added on January 16, 2007 or later, if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.
The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.

●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the youngest joint Owner’s 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage and examples 6 and 7 for the step-ups.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;
The For Life Guarantee is based on the life of the first Owner to die with joint Owners. There are also other GMWB options for joint Owners that are spouses, as described below.
For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 85 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was
added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

●      The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

●      The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was
added to your Contract before December
3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement’s effective date.  Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups.  The GWB can never be more than $5 million with a step-up.  However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
○	Only the GWB is payable while there is value to it (until depleted).
○	Step-ups will continue automatically or as permitted; otherwise, the above rules for step-ups apply.
○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s)

attained age at the time of death. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up (“LifeGuard Ascent With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 10 for the For Life guarantees.

PLEASE NOTE:  EFFECTIVE MARCH 31, 2008, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective when this GMWB is added to the Contract.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 85 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.

(See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 59	4%
60 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was
added to your Contract on or after December 3, 2007 –
The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

●	Zero.
The GAWA is recalculated as follows:
●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

●      The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

●     The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable, and this endorsement was
added to your Contract before December
3, 2007 –
The GWB is recalculated, equaling the lesser of:
●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or
●	The greater of the GWB before the withdrawal less the withdrawal, or zero.
The GAWA is recalculated, equaling the lesser of:
●	The GAWA percentage multiplied by the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement; Or
●	The GAWA percentage multiplied by the GWB after the withdrawal.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Base (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Step-ups occur automatically upon each of the first ten Contract Anniversaries from the endorsement’s effective date.  Thereafter, a step-up is allowed at any time upon your request, so long as there is at least one year between step-ups.  The GWB can never be more than $5 million with a step-up.  However, automatic step-ups still occur and elected step-ups are still permitted even when the GWB is at the maximum of $5 million if the Contract Value is greater than the BDB and the GAWA percentage would increase.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 149 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is in effect, at least one Covered Life remains alive and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero.

After each payment when the Contract Value is zero -	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but not less frequently than annually.  If you die before all scheduled payments are made, then your Beneficiary will receive the remainder of the GWB in the form of continuing scheduled payments.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.
If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

	○	Step-ups will continue automatically or as permitted in accordance with the above rules for step-ups.

○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of death.  The GAWA percentage will not change on future step-ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary’s eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB”). The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.) In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

●      The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

●       The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date.  The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;

●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner’s (if joint Owners, the oldest Owner’s) 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.
This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

If this GMWB was added to your Contract on or after January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 62	4%
63 – 74	5%
75 – 80	6%
81+	7%

If this GMWB was added to your Contract before January 12, 2009, the GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is generally not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable, unless the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to the lesser of:

●     The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal, Or

●     The GWB after the withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB

FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.
●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before January 12, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  You may subsequently elect to reinstate the step-up provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 169 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment is null and void.

	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.

	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date.  The GAWA percentage will not change on future step-ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary’s eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 81st birthday; or
●	The date Contract Value is zero.
If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB”).  The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.

Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 45 to 80 years old (proof of age is required); may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is  not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the

Benefit Determination Baseline (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the

Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date.  The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).

●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (“LifeGuard Freedom 6 GMWB With Joint Option”). The description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary;

however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.  The For Life Guarantee remains effective until the date this endorsement is terminated, as described below, or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.

So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

Or
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Covered Lives 45 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date or on any Contract Anniversary and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
45 – 64	4%
65 – 74	5%
75 – 80	6%
81+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)   In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The BDB equals initial Premium net of any applicable Premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added less the recapture charge that would be assessed on a full withdrawal for any Contract Enhancement, if elected after issue.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 6%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).
If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 5th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value.  Please see the information beginning on page 185 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting the Joint For Life GMWB With Bonus and Annual Step-Up benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date.  The GAWA percentage will not change on future step-ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

●
Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary’s eligibility, and provided that this GMWB was terminated on the Continuation Date.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.

●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 2008.  At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021.  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033.  (Please also see Examples 6 and 7 in Appendix E for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.  This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the

Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days’ prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –
The GWB equals initial Premium net of any applicable Premium taxes.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –
The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.
The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year.  The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only. There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to:

•     The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

•      For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 354.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200 % Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday,

Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400% Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50% (1.20% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the

GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix G, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009. the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GMWB death benefit is void and will not be included in the continuation adjustment.
	○	The GWB adjustments provisions are void.
	○	The Bonus provision is void.
	○	Step-ups will continue as permitted; otherwise, the above rules for step-ups apply.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix G) will continue to be based on the duration since the effective date of the GMWB endorsement.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the

GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.
	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated).
	○	The GMWB death benefit will be included in the calculation of the c ontinuation a djustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract’s Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, , 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up (“LifeGuard Select With Joint Option”).

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options.  This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

PLEASE NOTE:  EFFECTIVE MAY 1, 2010, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The following description of this GMWB is supplemented by the examples in Appendix E, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the step-ups, example 8 for the bonus, example 11 for the guaranteed withdrawal balance adjustment and example 12 for transfer of assets.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB depends on when this GMWB is added to the Contract (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date or any Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination must be received in writing in Good Order within 30 calendar days’ prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

At least 30 calendar days’ prior notice and proof of age is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –
The GWB equals initial Premium net of any applicable Premium taxes.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date.

When this GMWB is added to the Contract on any Contract Anniversary –
The GWB equals Contract Value less the recapture charge on any Contract Enhancement.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Anniversary on which the endorsement is added.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (In the examples in Appendix E and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  If the GWB falls below the GAWA, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  For GMWBs issued before September 28, 2009, the GAWA is reset to equal the GWB, if the For Life Guarantee is not in effect and the GWB is less than the GAWA after any withdrawal.  For GMWBs issued on or after September 28, 2009, the GAWA will be reset to equal the GWB if the For Life Guarantee is not in effect and the GWB is less than the GAWA at the end of a Contract Year.  The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged while the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	If the For Life Guarantee is in force, the GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.
●
If the For Life Guarantee is not in force, the GAWA is equal to:

●     The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal (see below), Or

●      For GMWBs issued before September 28, 2009, the GWB after the withdrawal, if less.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life’s falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  (If this GMWB was added to your Contract before September 28, 2009, this endorsement provision was referred to as the “Guaranteed Withdrawal Balance Adjustment” and the “GWB Adjustment”.)  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of this 200% GWB adjustment provision.)

400% Guaranteed Withdrawal Balance Adjustment.  If this GMWB was added to your Contract on or after September 28, 2009 and no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  (See Example 3 in Appendix E.)

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 11 in Appendix E for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

Upon step-up on or after the 5th Contract Anniversary (11th Contract Anniversary if this endorsement is added to the Contract before September 28, 2009) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86% (1.50% if this endorsement is added to the Contract before September 28, 2009).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that, if this endorsement is added to the Contract on or after September 28, 2009, election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision (together with the GWB bonus provision, if this endorsement is added to the Contract on or after September 28, 2009) at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Options and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Transfers from Fixed Account Options will be subject to an Excess Interest Adjustment, if applicable.  There is no Excess Interest Adjustment on transfers from the GMWB Fixed Account.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Options.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 12 in Appendix E.  Please also see the Transfer of Assets Methodology in Appendix G, which contains the non-discretionary formulas.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Options.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Options according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than 2% a year during the first ten Contract Years and 3% a year afterwards.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
For GMWBs issued before September 28, 2009, the GAWA:
	●	Is unchanged so long as the For Life Guarantee is in effect; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, or the GWB after, the payment.

For GMWBs issued on or after September 28, 2009, the GAWA is unchanged.  At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.
○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules above.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base step-up, or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

○	Step-ups will continue as permitted in accordance with the step-up rules above.
○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix G) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

○	If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the c ontinuation a djustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s request for termination in Good Order;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current Premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 7% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.
When the bonus is applied:

●	The GWB is recalculated, increasing by 7% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”).

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix F, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 10 for the Bonus, example 13 for the GWB Adjustment and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon, other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability −	The GWB equals initial Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.

The GWB equals the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010.  This is why Premium (net of any applicable Premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix F.)   Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  (See Example 2 in Appendix F.) Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s (or any joint Owner’s) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  ( Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6, 7 and 9 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix F).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or
●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline (explained below under “Step-Up”), or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 13 in Appendix F for an illustration of this 200% GWB adjustment provision.)

400% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline (explained below under “Step-up”), or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 13 in Appendix F for an illustration of a 400% GWB adjustment provision.)

PLEASE NOTE: If you purchase this GMWB when you are 76 years old or older, you will be ineligible for the 400% GWB Adjustment.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner attains age 95, the 400% GWB Adjustment will be of no benefit to you unless you are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement.  For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes;  Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 5b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 8 and 9 in Appendix F.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract

Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up under a GMWB issued on or after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.
If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a step-up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.
Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement in the case of a GMWB issued on or after October 11, 2010 adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.04% (5th Contract Anniversary if this endorsement was added before October 11, 2010, subject to a maximum charge of 1.74%).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary

Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix F.  Please also see the Transfer of Assets Methodology in Appendix G, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 20.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.

○	Only the GWB is payable while there is value to it (until depleted).
○	The GMWB death benefit is void and will not be included in the continuation adjustment.
○	The GWB adjustment provisions are void.
○	The Bonus provision is void.
○	Step-ups will continue as permitted; otherwise, the above rules for step-ups apply, except that no new GAWA percentage will be determined as a result of any step-up subsequent to spousal continuation.
○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○	The Liability factors for the transfer of assets formulas (see Appendix G) will continue to be based on the duration since the effective date of the GMWB endorsement.
○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the c ontinuation a djustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);

●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 91 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this GMWB was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement.
●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up.  Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract; Contract Anniversaries are based on the Contract’s Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option”).

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for a number of features, within the GMWB, that may offer a higher level of guarantee and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix F, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 10 for the Bonus, example 13 for the GWB Adjustment and example 14 for transfer of assets.

Except as otherwise discussed below, the election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”  In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit, or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity;  however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other  ownership changes may be permitted, however any ownership change not  specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

The GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary. For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The lifetime of the last surviving Covered Life if the For Life Guarantee is in effect;
The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMAB as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

This GMWB is not currently available to add to a Contract after the Contract Issue Date.  It may be made available in the future on any Contract Anniversary.  Availability of this GMWB may be subject to further limitation.  This GMWB is not available on a Contract that has another GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB is determined on the Contract Issue Date, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability ─	The GWB equals initial Premium net of any applicable Premium taxes, plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement. The GWB equals the Contract Value.
The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order. Requests must be received within the 30 calendar days prior to the Contract Anniversary.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Contract Enhancements and the corresponding recapture charges were not included in the calculation of the GWB when this GMWB  was added to the Contract on the Issue Date for Contracts issued prior to October 11, 2010.  This is why Premium (net of any applicable Premium taxes) is used under those Contracts to calculate the GWB when this GMWB was added to the Contract on the Issue Date.  This resulted in a GWB that was less than Contract Value when this GMWB was added to the Contract.  (See Example 1 in Appendix F.)  Under the calculation of the GWB for Contracts issued on or after October 11, 2010, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  (See Example 2 in Appendix F.) Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s (or either joint Owner’s) death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (In the examples in Appendix F and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA.  The tables below clarify what happens in each instance. (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6, 7 and 9 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix F).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of either Covered Life’s falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

200% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 200% GWB Adjustment Date (as defined below), then you will receive a 200% GWB adjustment.

The 200% GWB Adjustment Date is the later of:

● Or	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday,

●	The 10th Contract Anniversary following the effective date of this endorsement.

The 200% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 200% GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 200% GWB adjustment is recalculated to equal the 200% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 200% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 200% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 200% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination Baseline (explained below under “Step-up”), or the GMWB Death Benefit.  Once the GWB is re-set, this 200% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 200% GWB Adjustment Date, this 200% GWB adjustment provision terminates without value.  (Please see example 13 in Appendix F for an illustration of this 200% GWB adjustment provision.)

400% Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the 400% GWB Adjustment Date (as defined below), then you will receive a 400% GWB adjustment.

The 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement.  The 400% GWB adjustment is determined as follows if this GMWB is issued on or after October 11, 2010:

●	On the effective date of this endorsement, the 400% GWB adjustment is equal to 400% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus 400% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the 400% GWB adjustment is recalculated to equal the 400% GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  (See Example 5 in Appendix F.)

If this GMWB was issued prior to October 11, 2010, the Contract Enhancements are not included in the computation of the 400% GWB Adjustment.

If no partial withdrawals are taken on or prior to the 400% GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the 400% GWB adjustment.  No adjustments are made to the Bonus Base, the Benefit Determination

Baseline, or the GMWB Death Benefit.  Once the GWB is re-set, this 400% GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the 400% GWB Adjustment Date, this 400% GWB adjustment provision terminates without value.  (Please see example 13 in Appendix F for an illustration of a GWB adjustment provision.)

PLEASE NOTE: If either Covered Life is 76 years old or older when this GMWB is purchased, the 400% GWB Adjustment will be of no benefit.  Since the 400% GWB Adjustment Date is the 20th Contract Anniversary following the effective date of this endorsement, and since the Latest Income Date (on which all benefits under this GMWB terminate) for this annuity Contract is the Contract Anniversary on or next following the date on which the Owner or either joint Owner (oldest Covered Life) attains age 95, the 400% GWB Adjustment will be of no benefit to you unless both Covered Lives are 75 years old or younger when you purchase this GMWB.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes plus (for GMWBs issued on or after October 11, 2010) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
For GMWBs issued on or after October 11, 2010, the GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement.  For GMWBs issued before October 11, 2010, the GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 5b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 8 and 9 in Appendix F.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

If this GMWB was added to your Contract on or after October 11, 2010, then, in addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue.  In the event that the highest quarterly Contract Value is greater than the BDB on a Contract Anniversary, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement. In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up under a GMWB issued on or after October 11, 2010, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on that person’s attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

With a step-up under a GMWB issued on or after October 11, 2010 –
In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing such continuation is not a Covered Life.

If the GAWA percentage is reset as discussed above, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (in the case of a GMWB issued on or after October 11, 2010) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 2.64% (5th Contract Anniversary if this endorsement was  added before October 11, 2010, subject to a maximum charge of 2.10%).  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when they were discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage under a GMWB issued on or after October 11, 2010 to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the youngest Covered Life’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

GMWB Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the GMWB death benefit.  On the effective date of this GMWB endorsement, the GMWB death benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the GMWB death benefit is recalculated to equal the GMWB death benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement for GMWBs issued on or after October 11, 2010, subject to a maximum of $5 million.

Partial withdrawals will affect the GMWB death benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
	●	The GMWB death benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GMWB death benefit is equal to the greater of:
●
The GMWB death benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GMWB death benefit is not adjusted upon step-up, the application of any bonus, or the application of a GWB adjustment.  The GMWB death benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The GMWB death benefit will also terminate and will not be included in any applicable continuation adjustment should this GMWB be continued through Spousal continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value.  Please be aware, however, that the 3, 5 and 7-year Fixed Account Option are not available on Contracts that elect this benefit.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment, a step-up, the application of any bonus or the application of a GWB adjustment) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] so the lesser of the two and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.
To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix F.  Please also see the Transfer of Assets Methodology in Appendix G, which contains the non-discretionary formulas, including how the annuity factor will vary for some endorsements issued on or after October 11, 2010.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, 200% GWB Adjustment, 400% GWB Adjustment, GMWB death benefit or Bonus Base as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than  the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 20. Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  Upon death of the last surviving Covered Life, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the GMWB death benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
For a surviving spouse who is a Covered Life, the GMWB death benefit remains in force but will not be included in the continuation adjustment.

If the surviving spouse is not a Covered Life, the GMWB death benefit is null and void and will not be included in the continuation adjustment.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The applicable GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, the GWB adjustment provisions are null and void.

○
For a surviving spouse who is a Covered Life, the Bonus provision will continue as permitted in accordance with the Bonus rules below.  The Bonus Period will continue to be based on the original effective date of the endorsement, the most recent Bonus Base step-up, or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, the Bonus provision is null and void.

○
Step-ups of GWB will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
The Liability factors for the transfer of assets formulas (see Appendix G) will continue to be based on the youngest Covered Life’s attained age on the effective date of the endorsement and the duration since the effective date of the GMWB endorsement.

○
If the surviving spouse is a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the date the percentage is determined.  We do not require this determination to be made at the time of continuation.

○
If the surviving spouse is not a Covered Life and the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the Continuation Date.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal

Beneficiary upon the death of the original Owner.
	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary. Such a request must be received in Good Order within 30 calendar days prior to the Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The GMWB death benefit will be included in the calculation of the c ontinuation a djustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10. The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 8% (7% if this endorsement was added before October 11, 2010) and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.

●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes, plus (for a GMWB issued on or after October 11, 2010) any Contract Enhancement).

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”).  The Bonus Period begins on the effective date of this GMWB endorsement and will re-start at the time of a Bonus Base step-up if the Bonus Base increases due to the step-up and if the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following the effective date of the endorsement or the most recent Bonus Base step-up, if later; or
●	The date the Contract Value is zero.
○
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start at a later date if the Bonus Base increases due to a step-up. Such a restart, however, will not reinstate any bonus that would have been credited on any date that was not within a Bonus Period.

This GWB Bonus provision is terminated when this GMWB is terminated or if this GMWB is continued through Spousal continuation of a Contract and the surviving spouse is not a Covered Life.  If the surviving spouse is a Covered Life, spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:
●	The GWB is recalculated, increasing by 8% (7% if this endorsement was added before October 11, 2010) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal, the GAWA is recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, BDB, 200% GWB Adjustment, 400% GWB Adjustment, or GMWB death benefit.

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”).

PLEASE NOTE:  EFFECTIVE APRIL 29, 2013, THIS ENDORSEMENT IS CURRENTLY NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This is a Guaranteed Minimum Withdrawal Benefit (GMWB) that guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options. This benefit may be appropriate for those individuals who are looking for the combination of withdrawal benefit and death benefit available under this GMWB and who are not averse to allowing Jackson to transfer assets between investment options, on a formulaic basis, in order to protect its risk.

The following description of this GMWB is supplemented by the examples in Appendix F, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, and example 14 for transfer of assets.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described elsewhere in this prospectus.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective when this GMWB is added to the Contract.
Or	So long as the For Life Guarantee is in effect, withdrawals are guaranteed even in the event the Contract Value is reduced to zero.
●
If the For Life Guarantee is not in effect, until the earlier of (1) the death of the Owner (or any joint Owner) or (2) all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals (as explained below).
Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 55 to 80 years old (proof of age is required) and may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary).  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  The Owner may terminate this GMWB on any Contract Anniversary but a request for termination and any election of a new GMWB, as may be made available, must be received in writing in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB may also be terminated by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  This GMWB is also not available on a Contract that has another GMWB (only one GMWB per Contract) or Guaranteed Minimum Income Benefit (GMIB), or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant, provided these changes are not taxable events under the Code.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

On the Contract Issue Date – Election After Issue, subject to availability −	The GWB equals initial Premium net of any applicable Premium taxes, plus any Contract Enhancement.

The GWB equals the Contract Value.

The endorsement will be effective on the Contract Anniversary following receipt of the request in Good Order.

Requests must be received within the 30 calendar days prior to the Contract Anniversary.

The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

The For Life Guarantee becomes effective on the Contract Issue Date, or the effective date of the endorsement.

Under the calculation of the GWB, Contract Enhancements are reflected in the GWB at issue, and as part of Contract Value after issue.  Potential recapture charges are not reflected either at issue or after issue in the GWB calculation.

The GWB can never be more than $5 million (including upon step-up) and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s (or any joint Owner’s) death, the For Life Guarantee is void.  However, this GMWB may be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)  The GAWA percentage for each age group is:

Ages	GAWA Percentage
55 – 74	5%
75 – 84	6%
85+	7%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6, 7 and 9 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not effective and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix F).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or
●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s standard death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 5b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a “step-up”).  The manner in which the highest quarterly Contract Value is determined is discussed in detail further below.  (See Examples 8 and 9 in Appendix F.)

With a step-up –	The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).
If the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

In addition to the above-described increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  Whether there will be any such increase in the GAWA percentage will depend on a value called the Benefit Determination Baseline (BDB).

The initial BDB equals (a) the initial Premium, net of any applicable Premium taxes, plus any Contract Enhancement, if this GMWB is elected at Contract issue or (b) the Contract Value on the Contract Anniversary on which the GMWB is effective, if elected after Contract issue (subject to availability).  In the event that the highest quarterly Contract Value is greater than the BDB on a step-up, the BDB is increased to equal that highest quarterly Contract Value.  Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium, net of any applicable Premium taxes, plus any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

Upon step-up, if the highest quarterly Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the attained age of the Owner (or oldest joint Owner).  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%.  Also assume that, when the Owner is age 76, a step-up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 6%.

If the highest quarterly Contract Value is not greater than the BDB prior to a step-up, the BDB does not change, and the GAWA percentage also remains unchanged regardless of whether an age band has been crossed.

In addition to any increase in the GWB described above, if the highest quarterly Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner:

●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.
●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

If the GAWA percentage is reset, the GAWA will be set to equal the greater of (a) the new GAWA percentage times the then current GWB (as adjusted by any increase therein that occurs pursuant to the same step-up) or (b) the GAWA as in effect prior to the step-up.

Regardless of when a GMWB is issued, the highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.  When determining the quarterly adjusted Contract Value on a Contract Anniversary, the quarterly adjusted Contract Value will be determined prior to any automatic transfer, as required under this GMWB’s Transfer of Assets provision (see below), occurring on the Contract Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to a maximum charge of 2.34%.  You will be notified of a GMWB Charge increase 45 days prior to the Contract Anniversary and may elect to discontinue the automatic step-ups of the GWB.  Such election must be received in Good Order prior to the Contract Anniversary.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups also means foregoing possible increases in your GWB and/or GAWA; so carefully consider this decision should we notify you of a charge increase.  Also know that you may subsequently elect to reinstate the step-up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order within 30 calendar days prior to the Contract Anniversary.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum.  Therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum, because automatic step-ups of the BDB would continue to occur if the highest quarterly Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 5% and the GAWA is $250,000.  If, at the time of step-up, the highest quarterly Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the new GAWA percentage for the Owner’s attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Select Protector Death Benefit.  Upon the death of the Owner (or death of any joint Owner) while the Contract is still in force, the Contract’s death benefit payable is guaranteed not to be less than the Select Protector Death Benefit.  On the effective date of this GMWB endorsement, the Select Protector Death Benefit is equal to the GWB.  With each subsequent Premium received after this endorsement is effective, the Select Protector Death Benefit is recalculated to equal the Select Protector Death Benefit prior to the Premium plus the amount of the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5 million.

Partial withdrawals will affect the Select Protector Death Benefit as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
	●	The Select Protector Death Benefit before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The Select Protector Death Benefit is equal to the greater of:
●
The Select Protector Death Benefit prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The Select Protector Death Benefit is not adjusted upon step-up.  The Select Protector Death Benefit will terminate on the date the Contract Value is zero and no death benefit will be payable, including this Contract’s basic death benefit or any optional death benefit (i.e., the Earnings Protection Benefit, the High Quarterly Anniversary Value Death Benefit, etc.).  The Select Protector Death Benefit will also terminate and will not be included in any applicable continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) should this GMWB be continued through Spousal Continuation of a Contract.

Transfer of Assets.  This GMWB requires automatic transfers between your elected Investment Divisions/Fixed Account Option and the GMWB Fixed Account in accordance with the non-discretionary formulas defined in the Transfer of Assets Methodology found in Appendix G.  The formulas are generally designed to mitigate the financial risks to which we are subjected by providing this GMWB’s guarantees.  By electing this GMWB, you are giving control to us of almost all or a portion of your Contract Value.  By way of the non-discretionary formulas, we determine whether to make a transfer and the amount of any transfer.

Under this automatic transfer provision, we monitor your Contract Value each Contract Monthly Anniversary and, if necessary, systematically transfer amounts between your elected Investment Divisions/1-year Fixed Account Option and the GMWB Fixed Account.  Amounts transferred to the GMWB Fixed Account will be transferred from each Investment Division/Fixed Account Option in proportion to their current value. Please be aware, however, that the 3, 5 and 7-year Fixed Account Options are not available on Contracts that elect this benefit.  Transfers to the GMWB Fixed Account from the 1-year Fixed Account Option are not subject to an Excess Interest Adjustment.

Generally, automatic transfers to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option will occur when your Contract Value declines due to withdrawals or negative investment returns.  However, there may be an automatic transfer to the GMWB Fixed Account even when you experience positive investment returns if your Contract Value does not sufficiently increase relative to the projected value of the benefits, as reflected in the use of the GAWA and annuity factors in the Liability calculation under the Transfer of Assets Methodology (see Appendix G for the Liability formula, the calculation of which is designed to represent the projected value of this GMWB’s benefits).  In other words, any increase in the GAWA (due to, for example, a Premium payment or a step-up) may also cause an automatic transfer to the GMWB Fixed Account from your elected Investment Divisions/Fixed Account Option.

For an example of how this Transfer of Assets provision and the non-discretionary formulas work, let us assume that, on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000 and your Fixed Account Contract Value is $5,000.  Your Liability would then be $91,560, which is your GAWA multiplied by your annuity factor.  Using the Liability amount, a ratio is then calculated that determines whether a transfer is necessary.  Generally, if the ratio is lower than 77%, funds will be transferred from the GMWB Fixed Account.  If the ratio is more than 83%, then funds are transferred to the GMWB Fixed Account.

In this example, the ratio is 91.56%, which is the Liability amount ($91,560) minus any GMWB Fixed Account Contract Value ($0), then divided by the sum of the Separate Account Contract Value ($95,000) and the Fixed Account Contract Value ($5,000).  Since the ratio is more than the 83%, funds are transferred to the GMWB Fixed Account from the Investment Divisions and the Fixed Account.

Regarding the amount to be transferred when the ratio is above 83%, the amount is determined by taking the lesser of (a) the Separate Account Value plus the Fixed Account Contract Value; or (b) the Liability amount minus the GMWB Fixed Account Contract Value, less 80% of the Separate Account Value and the Fixed Account Contract Value, divided by 20% (1-80%).  Applying this calculation to our example, (a) would be $100,000 [$95,000 + $5,000] and (b) would be $57,800 [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - .80)] (so the lesser of the two) and, therefore, the amount transferred to the GMWB Fixed Account is $57,800.

To determine how much of the $57,800 transfer is taken from the Fixed Account and how much from the Investment Divisions, we multiply the transfer amount by the proportion of the Contract Value in each the Fixed Account and the Investment Divisions before the transfer.  That is, of the $100,000 total Contract Value in our example, 5% of it was in the Fixed Account ($5,000 /$100,000) and 95% of it was in the Investment Divisions ($95,000/$100,000); therefore, $2,890 ($57,800 multiplied by 5%) is transferred from the Fixed Account to the GMWB Fixed Account and $54,910 ($57,800 multiplied by 95%) is transferred from the Investment Divisions to the GMWB Fixed Account.  After the transfer in this example, the GMWB Fixed Account Contract Value is $57,800, the Separate Account Contract Value is $40,090 and the Fixed Account Contract Value is $2,110.

If any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.  For more information regarding the example above and to see this Transfer of Assets Provision applied using other assumptions, please see Example 14 in Appendix F.  Please also see the Transfer of Assets Methodology in Appendix G, which contains the non-discretionary formulas.

Converse to the above example, automatic transfers from the GMWB Fixed Account into your elected Investment Divisions/Fixed Account Option will occur when you experience sufficient positive investment returns such that your Contract Value increases sufficiently relative to the Liability amount.  Using the formulas in the above example, this would occur when the calculated ratio is less than77%.  For an example using assumptions that result in a ratio less than 77%, please see Example 12b in Appendix E.

By electing this GMWB, it is possible that a significant amount of your Contract Value – possibly 90% of your entire Contract Value – may be transferred to the GMWB Fixed Account.  It is also possible that amounts in the GMWB Fixed Account will never be transferred back to your elected Investment Divisions/Fixed Account Option.  If any of your Contract Value is automatically transferred to and held in the GMWB Fixed Account, less of your Contract Value may be allocated to the Investment Divisions, which will limit your participation in any market gains and limit the potential for any step-ups and increases in your GAWA.  If you are uncomfortable with the possibility of some or almost all of your Contract Value being automatically moved into the GMWB Fixed Account, this particular GMWB may not be appropriate for you.

Amounts transferred from the GMWB Fixed Account will be allocated to the Investment Divisions and Fixed Account Option according to your most recent allocation instructions on file with us.  The automatic transfers under this Transfer of Assets provision will not count against the 15 free transfers in a Contract Year.  No adjustment will be made to the GWB, GAWA, BDB, or Select Protector Death Benefit as a result of these transfers.  You will receive a confirmation statement reflecting the automatic transfer of any Contract Value to and from the GMWB Fixed Account.

Once you purchase your Contract, the non-discretionary formulas are fixed and not subject to change.  However, we reserve the right to change the formulas for Contracts issued in the future.

Guaranteed Minimum Withdrawal Benefit Fixed Account.  A certain percentage of the value in your Contract, as explained above, may be allocated to the GMWB Fixed Account in accordance with non-discretionary formulas.  You may not allocate additional monies to the GMWB Fixed Account.  The Contract Value in the GMWB Fixed Account is credited with a specific interest rate.  The interest rate initially declared for each transfer to the GMWB Fixed Account will remain in effect for a period of not less than one year.  GMWB Fixed Account interest rates for subsequent periods may be higher or lower than the rates previously declared.  The interest rate is credited daily to the Contract Value in the GMWB Fixed Account and the rate may vary by state but will never be less than the Fixed Account minimum interest rate applicable to the Contract, as discussed under “THE FIXED ACCOUNT AND THE GMWB FIXED ACCOUNT” beginning on page 20.  Please contact us at the Annuity Service Center or contact your representative to obtain the currently declared GMWB Fixed Account interest rate for your state.  Our contact information is on the cover page of this prospectus.

Contract charges deducted from the Fixed Account and Investment Divisions are also deducted from the GMWB Fixed Account in accordance with your Contract’s provisions.  The deduction of charges may cause an automatic transfer under the Transfer of Assets provision. DCA, DCA+, Earnings Sweep and Automatic Rebalancing are not available to or from the GMWB Fixed Account.  There is no Excess Interest Adjustment on transfers, withdrawals or deductions from the GMWB Fixed Account.  Transfers to and from the GMWB Fixed Account are automatic; you may not choose to transfer amounts to and from the GMWB Fixed Account.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Payments are made on the periodic basis you elect, but no less frequently than annually.  If you die, all rights under your Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Select Protector Death Benefit and the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as the Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The Select Protector Death Benefit is void and will not be included in the continuation adjustment.
	○	Step-ups will continue as permitted in accordance with the step-up rules.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
	○	The Liability factors for the transfer of assets formulas (see Appendix

G) will continue to be based on the original Owner’s (or oldest joint Owner’s) attained age (as if that person had survived).

	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of death.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to the “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

	○	The spousal Beneficiary may terminate the GMWB on any subsequent Contract Anniversary.
●	Continue the Contract without this GMWB (GMWB is terminated). Thereafter, no GMWB charge will be assessed.
	○	The Select Protector Death Benefit will be included in the calculation of the c ontinuation a djustment.
	○	The GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Contract Anniversary following the Company’s receipt of the Owner’s written request for termination in Good Order if the request is made within 30 calendar days prior to the Contract Anniversary;
●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Option based on the current Premium allocation for the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner (or, in the case of joint Owners, until the death of the first Owner to die) regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix  H under section “I. LifeGuard Freedom 6 Net”.  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero. (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments. The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Owners 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required); may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary); and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce. For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB.  Otherwise, ownership changes are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued on or after April 30, 2012 and before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See Examples 1 and 2 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum  annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 3. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 14 in Appendix H under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.)

When a withdrawal, plus all prior withdrawals
in the current Contract Year, is less than or equal
to the greater of the GAWA or RMD, plus
the Earnings- Sensitive Adjustments during
that Contract Year, if any –
The GWB is recalculated, equaling the greater of:
●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix H under section “I. LifeGuard Freedom 6 Net”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings- Sensitive Adjustments during that Contract Year, if any –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or
2.	The amount equal to:
a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,
b.	the greater of the GAWA or the RMD; less
c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or
2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charges that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or
2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:
a. the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or
b. zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or
3.	The greater of:
a.	zero; or
b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

• You and your spouse are age 65	• You have a non-qualified Contract (so there is no applicable RMD)
• Your initial Premium payment was $100,000	• You have not made any additional Premium payments or any
• The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
• Your GWB is $100,000	• Your GAWA percentage is 5%
• Your GAWA is $5,000	• Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the GAWA plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the GAWA ($5,000) plus the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix H under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or Excess Withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.  Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or

●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see Example 13 in Appendix H under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix H under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).  (See Examples 8 and 9 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancements.  If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected) .  Also assume that, when the Owner is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –
The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the applicable maximum annual charge. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive p ayments more frequently than annually. If you die, all rights under your Contract cease . No subsequent Premium payments will be accepted. All optional endorsements terminate without value. And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
	○	If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date. The GAWA percentage will not change on future step-ups, even if the Contract Value exceeds the BDB.
○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix H under section “I. LifeGuard Freedom 6 Net”, particularly example 10.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.

The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if Joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 201 5 .  At that time, the bonus period is scheduled to expire on December 1, 202 5 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 8 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 8 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 20 30 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 20 30 , and would be scheduled to expire on December 1, 20 40 .  (Please also see Examples 8 and 9 in Appendix H under section “I.  LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”).

This Guaranteed Minimum Withdrawal Benefit (GMWB) guarantees the withdrawal of a minimum annual amount for the duration of the life of the Owner and the Owner’s spouse regardless of the performance of the underlying investment options, subject to the conditions described below.  This benefit may be appropriate for those individuals who are looking for a number of features, within a GMWB, that may offer a higher level of guarantee and who are seeking greater access to earnings to provide more income when the Contract performs well, without negatively impacting the guarantees.  By allowing the Owner and the Owner’s spouse to add earnings to the amount of otherwise permissible withdrawals, referred to below as the Earnings-Sensitive Adjustment, he or she has the potential to take greater withdrawals and to receive the same after-tax withdrawal amount every Contract Year (assuming a 40% tax rate).

The following descriptions of this GMWB’s features are supplemented by a basic example below and the examples in Appendix H under section “I.  LifeGuard Freedom 6 Net”.  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.  Please consult the representative who is helping you purchase your Contract to be sure that this GMWB ultimately suits your needs.

The election of this GMWB under a non-qualified Contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”

The Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners, and the For Life Guarantee is based on the Annuitant’s life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered Life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees withdrawals during the Contract’s accumulation phase (i.e., before the Income Date), subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) or, for certain tax-qualified Contracts, the required minimum distribution (RMD), plus the Earnings-Sensitive Adjustments during a Contract Year, if any.  Please see “Withdrawals” below for more information about the GAWA and Earnings-Sensitive Adjustments.  The withdrawals that exceed the limit are referred to as “Excess Withdrawals”, as further described below, while those that do not exceed the limit are referred to as “permissible withdrawals” or “permissible amounts.”

This GMWB is available to Covered Lives 35 to 80 years old (45 to 80 years old for GMWBs issued before December 12, 2011) (proof of age is required and both Covered Lives must be within the eligible age range).  This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary), and cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

Availability of this GMWB may be subject to further limitation.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary , subject to availability –
The GWB equals Contract Value, minus (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the withdrawal.  See the GAWA percentage table below.

For endorsements issued before April 30, 2012 or on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued on or after April 30, 2012 and before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See Examples 1 and 2 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for this GMWB will not be greater than the maximum  annual charge shown in the charge tables, which in no event exceeds 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or, for certain tax-qualified Contracts only, the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (Example 14 in Appendix H under section “I. LifeGuard Freedom 6 Net” demonstrates how withdrawals affect this GMWB’s guaranteed values).  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee.  See “Contract Value is Zero” below for more information.

(RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.  For certain tax-qualified Contracts, this GMWB allows withdrawals greater than the GAWA plus the Earnings-Sensitive Adjustments during that Contract Year, if any, to meet the Contract’s RMD (when the RMD is higher than the GAWA) without compromising the endorsement’s guarantees.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.)

When a withdrawal, plus all prior withdrawals
in the current Contract Year, is less than or
equal to the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any –
The GWB is recalculated, equaling the greater of:

●	The GWB before the withdrawal less the withdrawal; Or
●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 14c in Appendix H under section “I. LifeGuard Freedom 6 Net”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments, if any in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any -	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the withdrawal, first reduced dollar-for-dollar for any portion of the withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated as follows:

	●	The GAWA prior to the withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current withdrawal, or

●
The amount by which the cumulative withdrawals for the current Contract Year (including the current withdrawal) exceeds the greater of the GAWA or the RMD, plus the Earnings-Sensitive Adjustments during that Contract Year, if any.

How the Earnings-Sensitive Adjustment works:  As previously stated, the Earnings-Sensitive Adjustment is an amount that the Owner may be allowed to withdraw each Contract Year in addition to the GAWA while keeping the guarantees of this GMWB fully effective.  An Earnings-Sensitive Adjustment calculation is done for each withdrawal taken and the amount, if any, depends on the withdrawal amount and the GMWB Earnings at the time of the withdrawal.  A withdrawal under the Contract that includes an Earnings-Sensitive Adjustment will reduce Contract Value and other values in the same manner as any other withdrawal.

When determining the amount of permissible withdrawals, the formula for this GMWB takes into account two additional factors in computing the Earnings-Sensitive Adjustment (the additional permissible amount attributable to earnings) after all the other standard values such as the GAWA and GWB used in all GMWB endorsements are determined.  The Guaranteed Withdrawal Balance Adjustment is also determined in the same manner without any special computational factors.  Thus, this GMWB is similar to all other GMWBs except with regard to calculating the amount of permissible withdrawals.

The first concept used is the Maximum Eligible Withdrawal Amount Remaining (MEWAR), which is the maximum withdrawal amount (before the application of any Earnings-Sensitive Adjustment) that is eligible for the Earnings-Sensitive Adjustment at a given time.  At any time, the MEWAR is the greater of:

1.	Zero; or
2.	The amount equal to:
	a.	the amount of previous Earnings-Sensitive Adjustments in the current Contract Year; plus,
	b.	the greater of the GAWA or the RMD; less
	c.	all withdrawals previously made in the current Contract Year, including Earnings-Sensitive Adjustments.

The second concept relates to determining what the eligible earnings (GMWB Earnings) were. This involves a calculation that provides that at any time, GMWB Earnings are the greater of:

1.	Zero; or
2.	The Contract Value minus the GMWB Earnings Determination Baseline.

The GMWB Earnings Determination Baseline is determined as follows:  The GMWB Earnings Determination Baseline is equal to the Premium, net of any applicable Premium taxes, if elected at issue, or Contract Value less any recapture charge that would be assessed on a full withdrawal, if elected on a Contract Anniversary (subject to availability).

With each subsequent Premium received after the Contract Issue Date, the GMWB Earnings Determination Baseline is recalculated to equal the GMWB Earnings Determination Baseline prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes.

With each withdrawal, the GMWB Earnings Determination Baseline is recalculated to equal the greater of:

1.	Zero; or
2.	GMWB Earnings Determination Baseline prior to the withdrawal less the greater of:
	a.	the withdrawal amount less the GMWB Earnings at the time of the withdrawal; or
	b.	zero.

In determining the GMWB Earnings and the GMWB Earnings Determination Baseline, the formulas utilize the greater of zero, which serves to limit negative earnings results from affecting the calculations.

Withdrawals exceeding the permissible amount do not invalidate the For Life Guarantee if the Contract Value remains greater than zero, but cause the GWB and GAWA to be recalculated.

Earnings-Sensitive Adjustment as applied:

If the For Life Guarantee is in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of the withdrawal; or
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment.

If the For Life Guarantee is not in effect at the time of the withdrawal, the Earnings-Sensitive Adjustment is equal to the lesser of:

1.	40% of the GMWB Earnings at the time of withdrawal;
2.	2/3 of the lesser of the MEWAR and the withdrawal amount prior to any Earnings-Sensitive Adjustment; or
3.	The greater of:
a.	zero; or
b.	the GWB less the MEWAR.

Example:  For an example of a contract that makes basic simple assumptions to show how this Earnings-Sensitive Adjustment provision and its various components (i.e., GMWB Earnings, MEWAR, GMWB Earnings Determination Baseline, etc.) work, assume that you request the maximum permissible withdrawal, including an Earnings Sensitive Adjustment, if any.  At the time of your withdrawal request, also assume that:

● You and your spouse are age 65	● You have a non-qualified Contract (so there is no applicable RMD)
● Your initial Premium payment was $100,000	● You have not made any additional Premium payments or any
● The For Life Guarantee is in effect	withdrawals in the prior Contract Years or the current Contract Year
● Your GWB is $100,000	● Your GAWA percentage is 5%
● Your GAWA is $5,000	● Your Contract Value is $108,000

Your GMWB Earnings Determination Baseline prior to the withdrawal is equal to your initial sole Premium payment of  $100,000.  Since you have not taken other withdrawals and, therefore, there have been no previous Earnings-Sensitive Adjustments during the current Contract Year, the MEWAR is $5,000 (which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year ($0) plus the GAWA ($5,000) less all partial withdrawals thus far in the current Contract year ($0)) ($0 + $5,000 - $0 = $5,000).  As there have been no previous withdrawals taken in the current Contract Year, the MEWAR in this example equals the GAWA.

Your GMWB Earnings in this example are equal to $8,000, which is the greater of: zero, or your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).  The Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two amounts: $3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200); and $3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).  The total withdrawal amount requested in this example, therefore, is $8,200, which is the MEWAR plus the Earnings-Sensitive Adjustment ($5,000 + $3,200 = $8,200).

Going forward adjustments are made to your various GMWB values and demonstrated by using the same assumptions as this example. Your Contract Value after the withdrawal is equal to $99,800, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $8,200 = $99,800).  Your GMWB Earnings Determination Baseline after the withdrawal is also equal to $99,800, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the greater of: the withdrawal amount in excess of the GMWB Earnings ($8,200 - $8,000 = $200), or zero.  Your MEWAR after the withdrawal is equal to $0, which is the greater of: zero, or the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $8,200 = 0).  Your GWB after the withdrawal is equal to $91,800, which is the GWB before the withdrawal less the total withdrawal ($100,000 - $8,200 = $91,800).

Since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.  In addition, since the total withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

For more examples showing how the Earnings-Sensitive Adjustment provision works, including an example involving an Excess Withdrawal, please see Example 14 in Appendix H under section “I. LifeGuard Freedom 6 Net”.

More on Withdrawals:  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.  Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract

Enhancement, subject to a maximum of $5,000,000. (See Examples 4 and 5 in Appendix H under section “I. LifeGuard Freedom 6 Net”.)

If no withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base, the GMWB Earnings Determination Baseline or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see Example 13 in Appendix H under section “I. LifeGuard Freedom 6 Net” for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, plus ii) (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement; Or

	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix  H under section “I. LifeGuard Freedom 6 Net” to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value (a “step-up”).  (See Examples 8 and 9 in Appendix  H under section “I. LifeGuard Freedom 6 Net”.)

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  If elected at issue, the BDB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancements.  If elected after issue (subject to availability), the BDB equals Contract Value less (for endorsements issued before April 30, 2012 or on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.

Upon step-up, if the Contract Value is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected) .  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value is greater than the BDB, the BDB is set equal to the Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value (subject to a $5 million maximum).

If the Contract Value is greater than the BDB prior to the step-up, then the BDB is set to equal the Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary (5th Contract Anniversary for endorsements issued before April 30, 2012) following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 3.00%.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 268 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount benefit.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  The For Life Guarantee will remain in effect if the Contract Value is reduced to zero by adverse investment performance or permissible withdrawals, but will terminate if reduced to zero by an Excess Withdrawal.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive p ayments more frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○
Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.
○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the continuation date.  The GAWA percentage will not change on future step-ups.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract has been terminated.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 6% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix  H under section “I. LifeGuard Freedom 6 Net”, particularly example 10.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 6% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the Earnings-Sensitive Adjustments during that Contract Year plus the greater of the GAWA or the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued on or after April 30, 2012 and before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 6% of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 201 5 .  At that time, the bonus period is scheduled to expire on December 1, 202 5 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 8 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 8 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 20 30 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 20 30 , and would be scheduled to expire on December 1, 20 40 .  (Please also see Examples 8 and 9 in Appendix  H under section “I.  LifeGuard Freedom 6 Net” for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

5% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 5”). The examples in Appendix E supplement the description of this GMWB.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

Or	So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.

●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 60 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code (IRC).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 5% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 5% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  The two tables below clarify what happens in either instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 4, 5 and 7 in Appendix E supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to the Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and RMD, as applicable –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:
	●	The GAWA before the withdrawal;

	●	The GWB after the withdrawal; Or

	●	5% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA), one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  From then on, this GMWB guarantees withdrawals until the GWB is depleted.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes. The GAWA is also recalculated, increasing by:

	●	5% of the Premium net of any applicable Premium taxes; Or
	●	5% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:

	●	5% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise

	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a step-up.  The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary’s election to continue the Contract is in Good Order.  Otherwise, the above rules for step-ups apply.

	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;

●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB is added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, or the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner’s (if joint Owners, the oldest Owner’s) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.

4% For Life Guaranteed Minimum Withdrawal Benefit (“LifeGuard 4”). The examples in Appendix E supplement the description of the GMWB in varying circumstances and with specific factual assumptions.

PLEASE NOTE:  EFFECTIVE MAY 1, 2006, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) for the longer of:

●	The Owner’s life (the “For Life Guarantee”);

The For Life Guarantee is based on the life of the first Owner to die with joint Owners.  For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

Or	So long as the For Life Guarantee is valid, withdrawals are guaranteed even in the event Contract Value is reduced to zero.
●	Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.
The GWB is the guaranteed amount available for future periodic withdrawals.
○
For Contracts to which this GMWB is added from January 17, 2006 through April 30, 2006, we offer a bonus on the GWB; you may be able to receive a credit to the GWB for a limited time (see box below, and the paragraph preceding it at the end of this section, for more information).

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB, including any bonus opportunity, are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB ultimately suits your needs.

This GMWB is available to Owners 50 to 80 years old; may be added to a Contract on the Issue Date or any Contract Anniversary; and once added cannot be canceled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  At least 30 calendar days’ prior notice is required for Good Order to add this GMWB to a Contract on a Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  We allow ownership changes of a Contract with this GMWB when the Owner is a legal entity – to another legal entity or the Annuitant.  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  Otherwise, ownership changes are not allowed.  Also, when the Owner is a legal entity, charges will be determined based on the age of the Annuitant and changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect, which is called the Guaranteed Annual Withdrawal Amount (GAWA).  Withdrawals exceeding the limit invalidate the For Life Guarantee, in addition to causing the GWB and GAWA to be recalculated (see below).  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA equals 4% of the GWB.

When this GMWB is added to the Contract on any Contract Anniversary –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA equals 4% of the GWB.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you were to instead add this GMWB to your Contract post issue on any Contract Anniversary, the GWB is calculated based on Contract Value, which will include any previously applied Contract

Enhancement, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix E.)  The GWB can never be more than $5 million (including upon step-up), and the GWB is reduced by each withdrawal.

Withdrawals.  Withdrawals may cause both the GWB and GAWA to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA.  The two tables below clarify what happens in either instance.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before the withdrawal, or the GWB after the withdrawal.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the GAWA.  You may withdraw the GAWA all at once or throughout the Contract Year.  Withdrawing less than the GAWA in a Contract Year does not entitle you to withdraw more than the GAWA in the next Contract Year.  The amount you may withdraw each Contract Year and keep the guarantees of this GMWB in full effect does not accumulate.

Withdrawing more than the GAWA in a Contract Year causes the GWB and the GAWA to be recalculated (see below and Example 5 in Appendix E).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount – even set equal to Contract Value (less any recapture charge on any Contract Enhancement).  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the GAWA in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA –	The GWB is recalculated, equaling the lesser of:
	●	Contract Value after the withdrawal less any recapture charge on any Contract Enhancement; Or

	●	The greater of the GWB before the withdrawal less the withdrawal, or zero.

The GAWA is recalculated because the For Life Guarantee is invalidated, equaling the lesser of:

	●	The GAWA before the withdrawal;

	●	The GWB after the withdrawal; Or
	●	4% of the Contract Value after the withdrawal less the recapture charge on any Contract Enhancement.

If you exceed the GAWA one time with your withdrawals, then the For Life Guarantee is void and cannot be made valid again.  Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts please see “TAXES” beginning on page 346.

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes. The GAWA is also recalculated, increasing by:

	●	4% of the Premium net of any applicable Premium taxes; Or
	●	4% of the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix E to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  In the event Contract Value is greater than the GWB, this GMWB allows the GWB to be reset to the Contract Value (a “step-up”).  Upon election of a step-up, the GMWB charge may be increased, subject to the maximum charges listed above.

With a step-up –	The GWB equals Contract Value. The GAWA is recalculated, equaling the greater of:

	●	4% of the new GWB; Or
	●	The GAWA before the step-up.

The first opportunity for a step-up is the fifth Contract Anniversary after this GMWB is added to the Contract.

●	On and after January 17, 2006, during the first ten Contract Years after this GMWB is added to the Contract, step-ups are only allowed on or during the 30-day period following a Contract Anniversary.
●	For Contracts to which this GMWB was added before January 17, 2006, step-ups are only allowed during the 30-day period following a Contract Anniversary.

Thereafter, a step-up is allowed at any time, but there must always be at least five years between step-ups.  The GWB can never be more than $5 million with a step-up.  A request for step-up is processed and effective on the date received in Good Order.  Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up.  Upon election of a step-up, the applicable GMWB charge will be reflected in your confirmation.

If a step-up transaction is processed on the same day the bonus is applied and the Contract Value is less than or equal to the GWB after application of the bonus, the step-up transaction should be terminated and should not count against the Owner as an elected step-up.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or the first Owner’s death with joint Owners), this GMWB terminates without value.

Contract Value Is Zero.  With this GMWB, in the event Contract Value is zero, the GAWA is unchanged and payable so long as the For Life Guarantee is valid and the Contract is still in the accumulation phase.  Otherwise, payments will be made while there is value to the GWB (until depleted), so long as the Contract is still in the accumulation phase.  Payments are made on the periodic basis you elect, but no less frequently than annually.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or

	●	Zero.

The GAWA:

	●	Is unchanged so long as the For Life Guarantee is valid; Otherwise
	●	Is recalculated, equaling the lesser of the GAWA before, and the GWB after, the payment.

If you die before all scheduled payments are made, then your Beneficiary will receive the remainder.  All other rights under your Contract cease, except for the right to change Beneficiaries.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no other death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s death (or the first Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●	Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.
	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
○
The spousal Beneficiary is also allowed a step-up.  The step-up may only be elected on the first Contract Anniversary on or after the Continuation Date, which is the date the spousal Beneficiary’s election to continue the Contract is in Good Order.  Otherwise, the above rules for step-ups apply.

	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – whether or not the Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or the first Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations under this GMWB are satisfied after the Contract Value is zero.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or the first Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.  Upon each payment, the GWB will be reduced by the payment amount.  The total annual amount payable will equal the GAWA but will never exceed the current GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The description of the bonus feature is supplemented by the examples in Appendix E, particularly example 8.  The bonus is an incentive for you not to utilize this GMWB (take withdrawals) during a limited period of time, subject to conditions and limitations, allowing the GWB and GAWA to increase (even in a down market relative to your Contract Value allocated to any Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  The bonus is a percentage of a sum called the Bonus Base (defined below).  The bonus is only available for Contracts to which this GMWB is added on and after January 17, 2006.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5% and is based on a sum that may vary after this GMWB was added to the Contract (the “Bonus Base”), as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.

●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the GAWA, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●	With a Premium payment, the Bonus Base increases by the amount of the Premium net of any applicable Premium taxes.
●	With any step-up, the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The Bonus is available for a limited time (the “Bonus Period”). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:
●	The tenth Contract Anniversary after the effective date of the endorsement;
●	The Contract Anniversary on or immediately following the Owner’s (if joint Owners, the oldest Owner’s) 81st birthday; or
●	The date Contract Value is zero.
Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5% of the Bonus Base.
●	The GAWA is then recalculated, equaling the greater of 4% of the new GWB and the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base.
There are examples illustrating the bonus, in varying circumstances and with specific factual assumptions, with the 5% for Life GMWB. These examples are in the Appendices.

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups, and Guaranteed Death Benefit (“LifeGuard Freedom Flex GMWB” and “LifeGuard Freedom Flex with Joint Option GMWB”).

PLEASE NOTE:  THE QUARTERLY STEP-UPS ARE NO LONGER AVAILABLE TO ADD TO A CONTRACT.

These are Guaranteed Minimum Withdrawal Benefits (GMWBs) that guarantee the withdrawal of minimum annual amounts for the duration of the life of the Owner (or, in the case of joint Owners, until the death of any joint Owner) and, if for two Covered Lives,* until the death of the Owner and the Owner’s spouse.  The amount of withdrawals that you can make will depend on how you combine the many optional features under these GMWBs, but we guarantee the minimum annual withdrawal amount regardless of the performance of the underlying investment options.

* LifeGuard Freedom Flex with Joint Option GMWB provides for coverage for the life of the Owner and Owner’s spouse (“Covered Lives”).  In the case of tax-qualified Contracts owned by a natural person, the Owner and the primary spousal Beneficiary named as of the effective date of this endorsement will each be considered a Covered Life. On non-qualified LifeGuard Freedom Flex with Joint Option GMWB Contracts owned by natural persons, the spousal joint Owners will each be considered a Covered Life.

These GMWBs permit, prior to being added to the Contract, a selection among combinations of the following optional features (Options):

●	a range of bonus percentage amounts,
●	annual or quarterly Contract Value step-ups (quarterly step-ups are applied annually based on the highest quarterly Contract Value), and
●	an optional death benefit.

Following is a summary of the available combinations of Options:

LifeGuard Freedom Flex GMWB - Available Option Combinations

Step-Up
Bonus	Annual or Highest Quarterly Contract Value	Freedom Flex Death Benefit (DB)

5%	Annual
5%****	Quarterly
6%	Annual	Yes**
6%****	Quarterly
7%	Annual
7%****	Quarterly
8%*	Annual

LifeGuard Freedom Flex with Joint Option GMWB-
Available Option Combinations

Step-Up
Annual or Highest Quarterly
Bonus	Contract Value

5%	Annual
5%*****	Quarterly
6%	Annual
6%***	Quarterly
7%	Annual

*No longer offered on or after August 29, 2011.
**This Guaranteed Death Benefit is only available in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of options within the LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex GMWB 6% Bonus and Annual Step-Ups”).
***No longer offered on or after September 10, 2012.
****No longer offered on or after April 29, 2013.
*****No longer offered on or after October 15, 2012.

These GMWBs may be appropriate for those individuals who are looking for a combination of Options within a GMWB that differs from the combinations of specified similar features offered by Jackson under other GMWBs.  Thus, the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB allow the Owner (or the Owner and the Owner’s spouse), with the assistance of his or her representative, to select an available combination of Options, consistent with a variety of considerations, such as: his or her expectations of market performance; anticipated timing of subsequent Premiums; needs for future guaranteed annual percentage of withdrawals; expectation of need for early or unscheduled withdrawals to fund then current living expenses and obligations; marital and family status; and tax-qualified or non-tax-qualified purpose of the investment.

Differences in the percentage of a Bonus Option or differences in the method of computing Contract Value for purposes of a Step-Up Option do not otherwise affect the operation of the resulting combination of Options.

References to “this GMWB” apply to each of the GMWBs, LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, including all of the available combinations of Options and the GAWA% tables that may be available that each provides, as discussed below.  In addition, as disclosed in the Fees and Expenses Tables, the charges of each GMWB will vary depending on the mix of Options and the GAWA% table selected . Upon selection of the Options and a request for one of these GMWBs received in Good Order, the Owner will receive an endorsement to the Contract reflecting the selection of Options.

Each combination of Options, other than the combination that includes the LifeGuard Freedom Flex DB (for information about the LifeGuard Freedom Flex DB, please see “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 34) is offered to Owners between the ages of 35 and 80.  As explained below with regard to both the LifeGuard Freedom Flex GMWB and LifeGuard Freedom Flex with Joint Option GMWB, the timing and amounts of withdrawals have a significant impact on the amount and duration of benefits.  The cumulative costs of these GMWBs also are greater the longer the duration of ownership.  The closer you are to retirement the more reliably you may be able to forecast your needs to make withdrawals prior to the ages where the amounts of certain benefits (such as the For Life Guarantee (59 1/2) and the GWB adjustment (70)) are locked-in.  Conversely, forecasts at younger ages may prove less reliable.  You should undertake careful consideration and thorough consultation with your representative or retirement planning agent as to the financial resources and age of the Owner/Annuitant and the value to you of the potentially limited downside protection that this GMWB might provide.

These GMWBs may not be terminated by the Owner independently from the Contract to which they are attached.

LifeGuard Freedom Flex GMWB.

The following description of this GMWB is supplemented by the examples in Appendix F, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups and example 13 for the guaranteed withdrawal balance adjustment.

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

●	The guarantee lasts for the duration of the Owner’s life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee is based on the life of the single Owner or the first Owner to die if there are joint Owners.  There are also other GMWB options for joint Owners that are spouses, as described below.

For the Owner that is a legal entity, the For Life Guarantee is based on the Annuitant’s life (or the life of the first Annuitant to die if there is more than one Annuitant).

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the Owner (or with joint Owners, the oldest Owner) attaining the age of 59 1/2.  If the Owner (or oldest Owner) is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which this GMWB endorsement is continued under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective. See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of death of the Owner (or any joint Owner) or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the Owner’s death, a spousal Beneficiary may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the Owner’s death may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Owners 35 to 80 years old, or 35 to 67 (70 for endorsements issued before April 29, 2013) years old if you select the Option combination that includes the LifeGuard Freedom Flex DB, (proof of age is required).  This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary).  Please note, while this GMWB may be added to a Contract on any Contract Anniversary (subject to availability), the LifeGuard Freedom Flex DB is not available after issue and can only be added on the Issue Date.  Once added this GMWB cannot be cancelled except by a Beneficiary who is the Owner’s spouse, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated.  Availability of this GMWB may be subject to further limitation.

We allow ownership changes of a Contract with this GMWB (i) from an individual Owner that is a natural person to a trust, if that individual and the Annuitant are the same person or (ii) when the Owner is a legal entity, to another legal entity or the Annuitant.  However, we do not allow these Ownership changes if they are a taxable event under the Code  In certain circumstances, we may permit the elimination of a joint Owner in the event of divorce.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change, will result in termination of the GMWB.  Otherwise, changes of Owner are not allowed.  When the Owner is a legal entity, changing Annuitants is not allowed.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election. The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract o n the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary, subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after April 29, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the Owner’s (or oldest joint Owner’s) attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

For endorsements issued on or after April 29, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued before April 29, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time.  (See Examples 1 and 2 in Appendix F.)

The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s or any joint Owner’s death, the For Life Guarantee is void.  However, this GMWB might be continued by a spousal Beneficiary without the For Life Guarantee.  Please see the “Spousal Continuation” subsection below for more information. If the For Life Guarantee is not in effect, upon the death of the Owner or the death of any joint Owner or the depletion of the GWB, all payments will cease and Spousal Continuation is not available.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  If there are joint Owners, the GAWA percentage is based on the attained age of the oldest joint Owner.  (In the examples in Appendix F and elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are five different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; the Income Stream Level 3 GAWA% Table; the Income Stream Level 4 GAWA% Table; and the Income Stream Level 5 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table	Income Stream Level 4 GAWA% Table	Income Stream Level 5 GAWA% Table
35 – 64	3.00%	3.25%	3.50%	3.75%	4.00%
65 – 74	4.00%	4.25%	4.50%	4.75%	5.00%
75 – 80	4.50%	4.75%	5.00%	5.25%	5.50%
81+	5.00%	5.25%	5.50%	5.75%	6.00%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).

2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum  annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6, 7 and 9 in Appendix F supplement this description.  Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable.  The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix F). In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

The GAWA is recalculated as follows:

	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner (or oldest joint Owner) falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment. Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the Owner’s (or oldest joint Owner’s) 70th birthday, Or
●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before April 29, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of the sum of i) the Premium payment, net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix F.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see Example 13 in Appendix F for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –
The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:

	●	The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes, and ii) (for endorsements issued before April 29, 2013) any Contract Enhancement; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed.  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, 7 and 8% Bonus Options. Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below for the applicable 5, 6, and 7% Bonus Options  (“Highest Quarterly Contract Value “).  The step-up for the 8% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 8 and 9 in Appendix F.)

The Contract Anniversary Value method, as opposed  to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:

●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement if this GMWB is elected at issue or (b) the Contract Value on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner’s (or the oldest joint Owner’s) attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.75% (assuming Income Stream Level 4 was elected) .  Also assume that, when the Owner is age 76, a step-up occurs and the applicable Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner’s attained age of 76, resulting in a new GAWA percentage of 5.25%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –
The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value. (subject to a $5 million maximum).

If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

	●	If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or

	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options.  You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in the charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonus that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 4.75% and the GAWA is $237,500.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the Owner’s attained age is 5.25%, then the GAWA will be equal to $262,500 (5.25% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you, which Contract Value is used to calculate the step-up, and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death (or any Owner’s death with joint Owners) while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.

Also see the “LifeGuard Freedom Flex DB” under “Optional Death Benefits”, beginning on page 341, for the death benefit that differs from the Contract’s death benefit and is available only at issue and in combination with the selection of the 6% Bonus, and the Annual Anniversary Contract Value Step-up.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the Owner (or the death of any joint Owner), so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s (or oldest joint Owner’s) attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:

	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive p ayments more frequently than annually.  If you die, all rights under your Contract cease . N o subsequent Premium payments will be accepted . A ll optional endorsements terminate without value . A nd no death benefit is payable, including the Earnings Protection Benefit and the LifeGuard Freedom Flex DB.

Spousal Continuation.  In the event of the Owner’s death (or any Owner’s death with joint Owners), the Beneficiary who is the Owner’s spouse may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

	○	Upon the Owner’s death, the For Life Guarantee is void.
	○	Only the GWB is payable while there is value to it (until depleted).
	○	The GWB adjustment provision is void.
	○	Step-ups will continue as permitted in accordance with the step-up rules above.
	○	Contract Anniversaries will continue to be based on the Contract’s Issue Date.
○
If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner’s (or oldest joint Owner’s) attained age on the continuation date (as if that person survived to that date).  The GAWA percentage will not change on future step-ups, even if the Contract Value, as determined based on (as applicable) either the Contract Anniversary Value or the Highest Quarterly Contract Value, exceeds the BDB.

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the availability of the “Specified Period Income of the GAWA” option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

●	Continue the Contract without this GMWB (GMWB is terminated).
●
Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary’s eligibility – if the spousal Beneficiary terminated the GMWB in continuing the Contract.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

●	Conversion of this GMWB (if conversion is permitted);
●	The date of the Owner’s death (or any Owner’s death with joint Owners), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB;
●	The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of the Owner (or, with joint Owners, the lifetime of the joint Owner who dies first).  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the Owner (or any Owner’s death with joint Owners), and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if the Owner dies before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the Owner’s (or oldest joint Owner’s) attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary upon the death of the original Owner, in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.    Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 65 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, 7 or 8% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6, 7 or 8% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

○ All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
○ A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.
●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6, 7 or 8% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period. The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the Owner’s (if joint Owners, the oldest Owner’s) 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up  Such a restart, however, will not reinstate any bonus that would have been credited on a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB is added to a Contract on December 1, 201 5 .  At that time, the bonus period is scheduled to expire on December 1, 202 5 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 8 ), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 8 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 20 30 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 20 30 , and would be scheduled to expire on December 1, 20 40 .  (Please also see Examples 8 and 9 in Appendix F for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

LifeGuard Freedom Flex with Joint Option GMWB.

The description of this GMWB is supplemented by the examples in Appendix F, particularly example 3 for the varying benefit percentage, examples 8 and 9 for the step-ups, example 12 for the For Life guarantees and example 13 for the guaranteed withdrawal balance adjustment.

Except as otherwise discussed below, the election of this GMWB under a non-tax-qualified contract requires the joint Owners to be spouses (as defined under the Internal Revenue Code) and each joint Owner is considered to be a “Covered Life.”   In such cases, the Owners cannot be subsequently changed (except in the limited circumstances discussed below), and new Owners cannot be added.  Upon the death of either joint Owner, the surviving joint Owner will be treated as the primary Beneficiary and all other Beneficiaries will be treated as contingent Beneficiaries.  The For Life Guarantee will not apply to these contingent Beneficiaries, as they are not Covered Lives.

This GMWB is available on a limited basis under non-qualified Contracts for certain kinds of legal entities, such as (i) custodial accounts where the spouses are the joint Annuitants and (ii) trusts where the spouses are the sole beneficial owners and joint Annuitants.  In these cases, the spouses are the Covered Lives, and the For Life Guarantee is based on the Annuitant’s life who dies last.  We will allow changes (a) from joint individual ownership of non-qualified Contracts to ownership by the types of legal entities that we permit or (b) changes of ownership from such a legal entity to the Annuitants or to another such legal entity; however, we do not allow these ownership changes if they are a taxable event under the Code, and no changes of Annuitant subsequent to any such change are allowed.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not specifically described above as a permitted change, will result in termination of the GMWB.

Tax-qualified Contracts cannot be issued to joint Owners and require the Owner and Annuitant to be the same person.  Under a tax-qualified Contract, the election of this GMWB requires the Owner and primary Beneficiary to be spouses (as defined in the Internal Revenue Code).  The Owner and only the primary spousal Beneficiary named at the election of this GMWB under a tax-qualified Contract will also each be considered a Covered Life, and these Covered Lives cannot be subsequently changed.

In certain circumstances we may permit the elimination of a joint Owner Covered Life or primary spousal Beneficiary Covered life in the event of divorce.  In such cases, new Covered Lives may not be named.

For tax-qualified Contracts, the Owner and primary spousal Beneficiary cannot be changed while both are living.  If the Owner dies first, the primary spousal Beneficiary will become the Owner upon Spousal Continuation and he or she may name a Beneficiary; however, that Beneficiary is not considered a Covered Life.  Likewise, if the primary spousal Beneficiary dies first, the Owner may name a new Beneficiary; however, that Beneficiary is also not considered a Covered Life and consequently the For Life Guarantee will not apply to the new Beneficiary.

This GMWB is also available on a limited basis under Qualified Custodial Account Contracts, pursuant to which the Annuitant and a Contingent Annuitant named at election of the GMWB must be spouses and will be the Covered Lives.  The only changes in these arrangements that we permit are that (i) the custodial owner may be changed or (ii) the ownership of the Contract may be transferred to the Annuitant if, at the same time as that transfer, the Contingent Annuitant is designated as the primary (spousal) Beneficiary.

For both non-qualified and tax-qualified Contracts, this GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) subject to the following:

●	This guarantee lasts for the duration of the life of the last surviving Covered Life (the “For Life Guarantee”) if the For Life Guarantee is in effect;

The For Life Guarantee becomes effective on the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 1/2.  If the youngest Covered Life is 59 1/2 years old or older on the endorsement’s effective date, then the For Life Guarantee is effective when this GMWB is added to the Contract.

If the For Life Guarantee is in effect, it will be terminated if a withdrawal exceeds the permissible amounts and reduces the Contract Value to zero.  (Please see the “Contract Value is Zero” subsection below to understand what happens when the Contract Value is reduced to zero.)  Otherwise, the For Life Guarantee remains effective until the date this GMWB endorsement is terminated or until the Continuation Date on which a spousal Beneficiary who is not a Covered Life continues this GMWB endorsement under spousal continuation.  Please see the “Termination” subsection below to understand under what conditions this GMWB endorsement and, accordingly, the For Life Guarantee can be terminated.

In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee, and it will never become effective.  See “Contract Value is Zero” below for more information.

●
If the For Life Guarantee is not in effect, the guarantee lasts until the earlier of (1) the date of the death of the last surviving Covered Life or (2) the date when all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value.

The GWB is the guaranteed amount available for future periodic withdrawals.

In the event of the last surviving Covered Life’s death, a spousal Beneficiary who is not a Covered Life may continue this GMWB endorsement under spousal continuation.  In that event, the GWB is payable until depleted.  (Please see the “Spousal Continuation” subsection below for more information.)  If the Beneficiary is a non-spousal Beneficiary, the GWB is void and this endorsement is terminated; therefore, the death of the last surviving Covered Life may have a significant negative impact on the value of this GMWB endorsement and cause the endorsement to prematurely terminate.

Because of the For Life Guarantee, your withdrawals could amount to more than the GWB.  But PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract to be sure that this GMWB  and the combination of Options you ultimately choose suit your needs and are consistent with your expectations.

This GMWB is available to Covered Lives 35 to 80 years old (proof of age is required and both Covered Lives must be within the eligible age range). This GMWB may be added to a Contract on the Issue Date (or, for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later, on any Contract Anniversary).  This GMWB cannot be canceled except by a spousal Beneficiary who is not a Covered Life, who, upon the Owner’s death, may elect to continue the Contract without the GMWB.  To continue Joint GMWB coverage upon the death of the Owner (or the death of either joint Owner of a non-qualified

Contract), provided that the other Covered Life is still living, the Contract must be continued by election of Spousal Continuation.  Upon continuation, the spouse becomes the Owner and obtains all rights as the Owner.

If you want to elect this GMWB after the Contract Issue Date on a Contract Anniversary (subject to availability), we must receive a request in Good Order within 30 calendar days prior to the Contract Anniversary.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract), Guaranteed Minimum Income Benefit (GMIB) or the Guaranteed Minimum Accumulation Benefit (GMAB).  Subject to availability, this GMWB may be elected after the GMAB has terminated. Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and for certain tax-qualified Contracts, the required minimum distribution (RMD) under the Internal Revenue Code.  Withdrawals exceeding the limit do not invalidate the For Life Guarantee, but cause the GWB and GAWA to be recalculated.  Please see “Election” and “Withdrawals” below for more information about the GWB and GAWA.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB for all combinations of Options.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract on any Contract Anniversary , subject to availability –	The GWB equals Contract Value, minus (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal.
The GAWA is determined based on the youngest Covered Life’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

For endorsements issued on or after September 16, 2013, Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB.  On Contracts with a Contract Enhancement, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  For endorsements issued before September 16, 2013, please note that while Contract Enhancements are effectively included in the GWB calculations at and after issue, potential recapture charges are not included at either time. The GWB can never be more than $5 million (including upon step-up, the application of a GWB adjustment or the application of any Bonus), and the GWB is reduced by each withdrawal.  (See Examples 1 and 2 in Appendix F.)

PLEASE NOTE:  Upon the Owner’s death, the For Life Guarantee is void unless this GMWB is continued by a spousal Beneficiary who is a Covered Life.  However, it is possible for this GMWB to be continued without the For Life Guarantee by a spousal Beneficiary who is not a Covered Life.  Please see the “Spousal Continuation” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the youngest Covered Life’s attained age at the time of the first withdrawal.  (Elsewhere in this prospectus we refer to this varying GAWA percentage structure as the “varying benefit percentage”.)

There are three different GAWA% tables that may be available, each of which provides different GAWA percentages with different charges. The GAWA% tables, listed from the table offering the lowest GAWA percentages for each age group to the table offering the highest GAWA percentages for each age group, are: the Income Stream Level 1 GAWA% Table; the Income Stream Level 2 GAWA% Table; and the Income Stream Level 3 GAWA% Table. We reserve the right to prospectively restrict the availability of the GAWA% tables.  Therefore, not all GAWA% tables may be available at the time you are interested in electing this GMWB. Please contact your representative, or contact us at our Annuity Service Center, for information regarding the current availability of the GAWA% tables.

The GAWA percentages for each age group, depending on which GAWA% table you elect, are as follows:

For Endorsements Issued On Or After September 15, 2014:

Ages	Income Stream Level 1 GAWA% Table	Income Stream Level 2 GAWA% Table	Income Stream Level 3 GAWA% Table
35 – 64	3.00%	3.25%	3.50%
65 – 74	4.00%	4.25%	4.50%
75 – 80	4.50%	4.75%	5.00%
81+	5.00%	5.25%	5.50%

If your endorsement was issued before September 15, 2014, different GAWA percentages than those reflected in the above table may apply. Please refer to your Contract endorsement and the related prospectus disclosure for the GAWA percentages applicable under your Contract at the time of purchase. If you need assistance finding this information, please contact your representative, or contact us at our Annuity Service Center. Our contact information is on the first page of the prospectus.

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements.  We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at our Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

In connection with a change of GAWA percentages, as described above, we may continue to offer the existing GAWA percentages, in effect prior to the change, as an Optional GAWA% table at an increased charge. The increased charge for any combination of options under the Freedom Flex GMWB will not be greater than the maximum annual charges shown in the charge tables, which in no event exceed 3.00%. For the charges for each GMWB, please see the section for the applicable GMWB appearing under “Contract Charges” beginning on page 39. Also, please see the “Optional Endorsements” table under the “FEES AND EXPENSES TABLES” beginning on page 4. The Optional GAWA% table will maintain the GAWA percentages for each age group that were available before the change as reflected in the above table.  If we offer the Optional GAWA% table, the notice of change in the form of a prospectus update, that will be delivered to you, will describe both the change to the GAWA percentages, and the Optional GAWA% table and related charges. We reserve the right to prospectively change the GAWA percentages in the Optional GAWA% table, including the age bands, on new GMWB endorsements subject to the notices and procedures described above.

Withdrawals cause the GWB to be recalculated.  Withdrawals will also cause the GAWA to be recalculated if the withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA).  In such case, the recalculation of the GAWA will occur whether or not the For Life Guarantee is in effect.  If the GWB is less than the GAWA at the end of any Contract Year and the For Life Guarantee is not in effect, the GAWA will be set equal to the GWB.  This may occur, when over time, payment of the guaranteed withdrawals is nearly complete, the For Life Guarantee is not in effect and the GWB has been depleted to a level below the GAWA. The tables below clarify what happens in each instance.  (RMD denotes the required minimum distribution under the Internal Revenue Code for certain tax-qualified Contracts only.  There is no RMD for non-qualified Contracts.)  In addition, if the For Life Guarantee is not yet in effect, withdrawals that cause the Contract Value to reduce to zero void the For Life Guarantee and it will never become effective.  See “Contract Value is Zero” below for more information.

For certain tax-qualified Contracts, this GMWB allows withdrawals greater than GAWA to meet the Contract’s RMD without compromising the endorsement’s guarantees.  Examples 6, 7 and 9 in Appendix F supplement this description. Because the intervals for the GAWA and RMDs are different, namely Contract Years versus calendar years, and because RMDs are subject to other conditions and limitations, if your Contract is a tax-qualified Contract, please see “RMD NOTES” under “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” on page 91, for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA is unchanged.

The GAWA is not reduced if all withdrawals during any one Contract Year do not exceed the greater of the GAWA or RMD, as applicable. The GAWA will be reduced at the end of a Contract Year to equal the GWB if the For Life Guarantee is not in effect and the GWB is nearly depleted, resulting in a GWB that is less than the GAWA.  You may withdraw the greater of the GAWA or RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 7 in Appendix F).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated as follows:
	●	The GAWA prior to the partial withdrawal is reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, asset allocation fees, recapture charges and other charges or adjustments.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, RMDs for certain tax-qualified Contracts, withdrawals of asset allocation and advisory fees, and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Covered Life is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of either Covered Life falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.

Withdrawals made under section 72(t) or section 72(q) of the Code are not considered RMDs for purposes of preserving the guarantees under this GMWB.  Such withdrawals that exceed the GAWA will have the same effect as any withdrawal or excess withdrawal as described above and, consistent with that description, may cause a significant negative impact to your benefit.

Guaranteed Withdrawal Balance Adjustment.  If no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.  Tax-qualified plan Contract owners should consider the impact of Required Minimum Distributions on this benefit since any withdrawal from the Contract will void the GWB adjustment.

The GWB Adjustment Date is the later of:

●	The Contract Anniversary on or immediately following the youngest Covered Life’s 70th birthday, Or

●	The 12th Contract Anniversary (10th Contract Anniversary for endorsements issued before September 16, 2013) following the effective date of this endorsement.

The GWB adjustment is determined as follows:

●	On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

●
With each subsequent Premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus 200% of  the sum of  i) the Premium payment, net of any applicable Premium taxes and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix F.)

●
With each subsequent Premium received on or after the first Contract Anniversary following this GMWB’s effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.  (See Examples 4 and 5 in Appendix F.)

If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment.  No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below under “Step-up”).  Once the GWB is re-set, this GWB adjustment provision terminates.  In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value.  (Please see Example 13 in Appendix F for an illustration of this 200% GWB adjustment provision.)

Premiums.

With each subsequent Premium payment on the Contract –	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
●
The GAWA percentage multiplied by the sum of i) the subsequent Premium payment net of any applicable Premium taxes and ii) (for endorsements issued before September 16, 2013) any Contract Enhancement; Or

● The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Examples 4b and 5b in Appendix F to see how the GWB is recalculated when the $5 million maximum is hit.

Step-up.  On each Contract Anniversary following the effective date of this GMWB, if the Contract Value is greater than the GWB, the GWB will be automatically re-set to the Contract Value by one of two calculation methods, which must be selected by you at issue and once selected cannot be changed .  Under one method the GWB will be reset to the Contract Value on that Contract Anniversary  (the “Contract Anniversary Value”) for the applicable 5, 6, and 7% Bonus Options. (a “step-up”). Under the other method the GWB will be reset annually on each Contract Anniversary to the highest quarterly Contract Value, as described immediately below, for the applicable 5 and 6% Bonus Options  (“Highest Quarterly Contract Value”).  The step-up for the 7% Bonus Option is only available with the Contract Anniversary Value Step-Up Option.  (See Examples 8 and 9 in Appendix F.)

The Contract Anniversary Value method, as opposed to the Highest Quarterly Contract Value method, is determined solely by reference to and use of the Contract Value on that Contract Anniversary.

The Highest Quarterly Contract Value is determined by reference to and use of the Contract Values on the highest of the four prior quarterly Contract Values as follows:

The Highest Quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined.  The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
	●	The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or
	●	Zero.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable –	The quarterly adjusted Contract Value is equal to the greater of:
●
The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.

In addition to an increase in the GWB, a step-up allows for a potential increase in the GAWA percentage in the event that the step-up occurs after the first withdrawal.  The value used to determine whether the GAWA percentage will increase upon step-up is called the Benefit Determination Baseline (BDB).  The initial BDB equals (a) the initial Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement, if this GMWB is elected at issue, or (b) the Contract Value less (for endorsements issued on or after September 16, 2013) any recapture charges that would be assessed on a full withdrawal, on the Contract Anniversary on which the endorsement is effective, if elected after issue, as subject to availability.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB and the step-up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age.  If an age band is crossed, the GAWA percentage will be increased.  For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 4.50% (assuming Income Stream Level 3 was elected) .  Also assume that, when the youngest Covered Life is age 76, a step-up occurs and the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life’s attained age of 76, resulting in a new GAWA percentage of 5.00%.

Upon step-up, if the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is not greater than the BDB prior to step-up, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

In the event that the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value, is greater than the BDB, the BDB is set equal to that greater Contract Value.  The purpose of this re-set is to increase the BDB that will be used to determine whether the GAWA percentage will increase upon a future step-up if an age band is crossed.

Withdrawals do not affect the BDB.  Subsequent Premium payments increase the BDB by the amount of the Premium net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.  In addition, unlike the GWB, the BDB is not subject to any maximum amount.  Therefore, it is possible for the BDB to be more than $5 million.

With a step-up –	The GWB equals the Contract Value, as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, subject to a $5 million maximum.
If the Contract Value, as determined based on (as applicable) the Contract Anniversary Value or the Highest Quarterly Contract Value is greater than the BDB is prior to the step-up, then the BDB is set to equal that greater Contract Value (not subject to any maximum amount); and, if the step-up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

	●	The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.
For all Contracts to which this GMWB is added, if the step-up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:
	●	The GAWA percentage (as adjusted by any increase that occurs pursuant to the same step-up) multiplied by the new GWB, Or
	●	The GAWA prior to step-up.

PLEASE NOTE: Withdrawals from the Contract reduce the GWB and Contract Value but do not affect the BDB.  In the event of withdrawals, the BDB remains unchanged.  Therefore, because the Contract Value must be greater than the BDB prior to step-up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when withdrawals are made from the Contract.

Upon step-up on or after the 2nd Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge for each available combination of Options. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups.  Such election must be received in Good Order prior to the Contract Anniversary.  Please be aware that election to discontinue the automatic step-ups will also discontinue the application of the GWB bonus.  While electing to discontinue the automatic step-ups will prevent an increase in charge, discontinuing step-ups and, therefore, discontinuing application of the GWB bonus also means foregoing possible increases in your GWB and/or GAWA so carefully consider this decision should we notify you of a charge increase.  (Please see the “Bonus” subsection below for more information.)  Also know that you may subsequently elect to reinstate the step-up provision together with the GWB bonus provision at the then current GMWB Charge.  All requests will be effective on the Contract Anniversary following receipt of the request in Good Order, and any reinstatement of the GWB bonus provision will not reinstate any bonuses that would have been credited during the period when the GWB bonus provision was discontinued.

The GWB can never be more than $5 million with a step-up.  However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic step-ups still occur if the Contract Value is greater than the BDB.  For example, assume the GWB and BDB are equal to $5 million prior to a step-up.  Also assume that the GAWA percentage is 4.50% and the GAWA is $225,000.  If, at the time of step-up, the Contract Value is $6 million, a step-up will occur.  The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million.  If an age band has been crossed and the GAWA percentage for the youngest Covered Life’s attained age is 5.00%, then the GAWA will be equal to $250,000 (5.00% x $5 million).

Please consult the representative who helped you purchase your Contract to be sure if a step-up is right for you and about any increase in charges upon a step-up. Upon step-up, the applicable GMWB charge will be reflected in your confirmation.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon the death of the sole Owner of a qualified Contract or the death of either joint Owner of a non-qualified Contract while the Contract is still in force, this GMWB terminates without value, unless continued by the surviving spouse.  Please see the information beginning on page 305 regarding the required ownership and beneficiary structure under both qualified and non-qualified Contracts when selecting this GMWB.

Contract Value Is Zero.  With this GMWB, in the event the Contract Value is zero, the Owner will receive annual payments of the GAWA until the death of the last surviving Covered Life, so long as the For Life Guarantee is in effect and the Contract is still in the accumulation phase.  If the For Life Guarantee is not in effect, the Owner will receive annual payments of the GAWA until the earlier of the death of the Owner (or the death of any joint Owner) or the date the GWB, if any, is depleted, so long as the Contract is still in the accumulation phase.  The last payment will not exceed the remaining GWB at the time of payment.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the youngest Covered Life’s attained age at the time the Contract Value falls to zero and the GAWA will be equal to the GAWA percentage multiplied to the GWB.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA and the For Life Guarantee is not in effect, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive p ayments more frequently than annually.  Upon death of the last surviving Covered Life, all rights under the Contract cease.  No subsequent Premium payments will be accepted.  All optional endorsements terminate without value.  And no death benefit is payable, including the Earnings Protection Benefit.

Spousal Continuation.  In the event of the Owner’s (or either joint Owner’s) death, the surviving spousal Beneficiary may elect to:

●
Continue the Contract with this GMWB – so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase.  (The date the spousal Beneficiary’s election to continue the Contract is in Good Order is called the Continuation Date.)

○
If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

○
For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee.  The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

○
If the surviving spouse is a Covered Life and a GWB adjustment provision is in force on the Continuation Date then the provision will continue to apply in accordance with the applicable GWB adjustment provision rules above.  The GWB Adjustment Date will continue to be based on the original effective date of the endorsement or the youngest Covered Life’s attained age, as applicable.

If the surviving spouse is not a Covered Life, any GWB adjustment is null and void.

○
Step-ups will continue as permitted in accordance with the step-up rules above.

New GAWA percentages will continue to be determined in accordance with the step-up rules above if the continuing spouse is a Covered Life.  No such new GAWA percentages will be determined subsequent to continuation by a spouse who is not a Covered Life.

	○	Contract Anniversaries will continue to be based on the original Contract’s Issue Date.
	○	If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life’s attained age.

○
If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age on the Continuation Date (as if that person survived to that date).

○
The Latest Income Date is based on the age of the surviving spouse.  Please refer to “Annuitization” subsection below for information regarding the additional Income Options available on the Latest Income Date.

	○	A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.
●
Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life.  Thereafter, no GMWB charge will be assessed.  If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

For more information about spousal continuation of a Contract, please see “Special Spousal Continuation Option” beginning on page 345.

Termination.  This GMWB terminates, subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge, and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	Conversion of this GMWB (if conversion is permitted);
●
The date of death of the Owner (or any joint Owner), unless the Beneficiary who is the Owner’s spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

●	The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or
●	The date all obligations for payment under this GMWB are satisfied after the Contract has terminated pursuant to the termination provisions of the Contract.

This GMWB may not otherwise be terminated independently from termination of the Contract.

Annuitization.

Joint Life Income of GAWA.  On the Latest Income Date if the For Life Guarantee is in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  This income option provides payments in a fixed dollar amount for the lifetime of last surviving Covered Life.  The total annual amount payable will equal the GAWA in effect at the time of election of this option.  This annualized amount will be paid in the frequency (no less frequently than annually) that the Owner selects.  No further annuity payments are payable after the death of the last surviving Covered Life, and there is no provision for a death benefit payable to the Beneficiary.  Therefore, it is possible for only one annuity payment to be made under this Income Option if both Covered Lives die before the due date of the second payment.

If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life’s attained age at the time of election of this option.  The GAWA percentage will not change after election of this option.

Specified Period Income of the GAWA.  On the Latest Income Date if the For Life Guarantee is not in effect, the Owner may choose this income option instead of one of the other income options listed in the Contract.  (This income option only applies if the GMWB has been continued by the spousal Beneficiary and the spousal

Beneficiary is not a Covered Life in which case the spouse becomes the Owner of the Contract and the Latest Income Date is based on the age of the spouse.)

This income option provides payments in a fixed dollar amount for a specific number of years.  The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA.   Upon each payment, the GWB will be reduced by the payment amount, and no payments will be made in excess of the remaining GWB. The annual amount payable will equal the GAWA, except that the last payment may be a smaller amount equal to the then-remaining GWB.  This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that the Owner selects.  If the Owner should die before the payments have been completed, the remaining payments will be made to the Beneficiary, as scheduled.

The “Specified Period Income of the GAWA” income option may not be available if the Contract is issued as a tax-qualified Contract under Sections 401, 403, 408 or 457 of the Internal Revenue Code.  For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the spouse at the time the option becomes effective.

See “Guaranteed Minimum Withdrawal Benefit General Considerations” and “Guaranteed Minimum Withdrawal Benefit Important Special Considerations” beginning on page 90 for additional things to consider before electing a GMWB; when electing to annuitize your Contract after having purchased a GMWB; or when the Latest Income Date is approaching and you are thinking about electing or have elected a GMWB.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Bonus.  The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals.  A bonus equal to 5, 6, or 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year.  The percentage that actually applies under your GMWB is the one that is included as the bonus rate in the combination of Options that you elect.  The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions).  The increase, however, may not equal the amount that your Contract Value has declined.  This description of the bonus feature is supplemented by the examples in Appendix F, particularly example 10.  The box below has more information about the bonus, including:

●	How the bonus is calculated;
●	What happens to the Bonus Base (and bonus) with a withdrawal, Premium payment, and any step-up;
●	For how long the bonus is available; and
●	When and what happens when the bonus is applied to the GWB.

The bonus equals 5, 6 or 7% of the Bonus Base. The Bonus Base may vary after this GMWB is added to the Contract, as described immediately below.
●	When this GMWB is added to the Contract, the Bonus Base equals the GWB.
●
With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal.  Otherwise, there is no adjustment to the Bonus Base with withdrawals.

	○	All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.
	○	A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

●
With a Premium payment, the Bonus Base increases by the amount of the Premium payment net of any applicable Premium taxes, plus (for endorsements issued before September 16, 2013) any Contract Enhancement.

●	With any step-up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the step-up.
The Bonus Base can never be more than $5 million.
The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year.  Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

When the bonus is applied:

●	The GWB is recalculated, increasing by 5, 6 or 7% (as applicable) of the Bonus Base.
●	If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.
Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.
The Bonus is only available during the Bonus Period.  The Bonus Period begins on the effective date of this GMWB endorsement.  In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a step-up so long as the step-up occurs on or before the Contract Anniversary immediately following the youngest Covered Life’s 80th birthday.  (See example below.)

The Bonus Period ends on the earlier of:

●	The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a step-up, if later; or
●	The date the Contract Value is zero.
The Bonus Base will continue to be calculated even after the Bonus Period expires.  Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a step-up.  Such a restart, however, will not reinstate any bonus that would have been credited on  a prior date that was not within a Bonus Period.

The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus.  For example, assume this GMWB was added to a Contract on December 1, 201 5 .  At that time, the bonus period is scheduled to expire on December 1, 202 5 (which is the tenth Contract Anniversary following the effective date of the endorsement).  If a step-up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 201 8 ), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 202 8 .  Further, assuming that the next Bonus Base increase due to a step-up does not occur until December 1, 20 30 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 20 30 , and would be scheduled to expire on December 1, 20 40 .  (Please also see Examples 8 and 9 in Appendix F for more information regarding the re-start provision.)

Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract’s Issue Date.

Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”). The following description of this GMWB is supplemented by the examples in Appendix H under section “II.  MarketGuard Stretch”, particularly example 2 for the varying benefit.

This GMWB is available under Contracts which are purchased by the Owner with proceeds that are payable to the Owner as beneficiary of tax qualified or non-qualified death benefits as a result of the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. This GMWB is also available to an eligible Beneficiary entitled to death benefit payments under an existing Contract, who will be considered an Owner for purposes of this GMWB. The proceeds must be subject to the minimum distribution requirements of the Internal Revenue Code (the “Code”) applicable to beneficiaries.  The distributions that will be made under this GMWB are commonly referred to as “stretch” distributions since they allow beneficiaries to receive payments over a period of time not exceeding their life expectancies.

Availability of this GMWB is subject to the following additional requirements:

●
For Owners age 70 or younger on the date this GMWB is issued, this GMWB must be elected no later than five years after the date of death of the original owner. For Owners age 71 through age 80 on the date this GMWB is issued, this GMWB must be elected before the Owner begins taking distributions (or is required to begin taking distributions) to meet the stretch minimum distribution requirements. For endorsements issued before April 29, 2013, eligible Owners of any age must have elected the GMWB before the Owner began taking distributions (or was required to begin taking distributions) to meet the stretch minimum distribution requirements.

●
This GMWB is not available if a trust was the designated beneficiary of the death benefit proceeds and as a result the Owner must apply the life expectancy payout method using an age different from his or her own.

●
The Owner must meet the applicable minimum distribution requirements by electing the life expectancy payout method as defined under the Code applicable to beneficiaries. This GMWB is not available if the Owner uses other payout methods, including payout methods available only for surviving spouses under special Code rules.

●
The Owner must commence the minimum distributions not later than 1 year after the deceased owner’s death (for non-qualified Contracts) or not later than the end of the calendar year following the calendar year in which the deceased owner died (for tax-qualified Contracts).

This GMWB guarantees partial withdrawals during the Contract’s accumulation phase (i.e., before the Income Date) until the earliest of:

●	The Owner’s death;

●
Until all withdrawals under the Contract equal the Guaranteed Withdrawal Balance (GWB), without regard to Contract Value (The GWB is the guaranteed amount available for future periodic withdrawals); or

●	The Contract Anniversary occurring in the GMWB Maturity Year (please see the “GMWB Maturity Year” section on page 321).

PLEASE NOTE:  The guarantees of this GMWB are subject to the endorsement’s terms, conditions, and limitations that are explained below.

Please consult the representative who is helping, or who helped, you purchase your Contract and your tax advisor to be sure that this GMWB ultimately suits your needs.

This GMWB is available to individual Owners up to 80 years old on the latest required date of the first minimum distribution under the Internal Revenue Code applicable to the Contract (proof of age is required); may be added to a Contract on the Issue Date or after the Issue Date (for Contracts issued on or after September 28, 2009 with an application revision date of 09/09 or later); and once added cannot be canceled.   If you want to elect this GMWB after the Contract Issue Date (subject to availability), we must receive a request in Good Order.  This GMWB is not available on a Contract that already has a GMWB (only one GMWB per Contract).

This GMWB is available to natural Owners on qualified and non-qualified Contracts. It is also available to non-natural Owners on qualified Contracts. Joint annuitants are not permitted if there is a non-natural Owner.

We allow ownership changes of a Contract with this GMWB only when the Owner is a trust and the ownership change is to the Annuitant.  For Contracts purchased in the state of Oregon, other ownership changes may be permitted, however any ownership change not described above as a permitted change will result in termination of the GMWB. Otherwise, ownership changes are not allowed.  Changing Annuitants is not allowed.  Availability of this GMWB may be subject to further limitation.

There is a limit on withdrawals each Contract Year to keep the guarantees of this GMWB in full effect – the greater of the Guaranteed Annual Withdrawal Amount (GAWA) and the required minimum distribution under the Contract (Stretch RMD).  Please see “Election” and “Withdrawals” below for more information about the GAWA. For purposes of this GMWB, the Stretch RMD is the amount defined by the Internal Revenue Code as the minimum distribution requirement under the life expectancy payout method applicable to the Contract which is attributable to the proceeds from the death of an owner of a qualified plan, or the death of an owner of a tax-qualified or non-qualified annuity contract. Withdrawals exceeding the above limit cause the GWB and GAWA to be recalculated.

Election.  The GWB depends on when this GMWB is added to the Contract, and the GAWA derives from the GWB.

When this GMWB is added to the Contract on the Issue Date –	The GWB equals initial Premium net of any applicable Premium taxes.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

When this GMWB is added to the Contract after the Issue Date , subject to availability –	The GWB equals Contract Value less the recapture charge on any Contract Enhancement.
The GAWA is determined based on the Owner’s attained age at the time of first withdrawal and equals the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  See the GAWA percentage table below.

Contract Enhancements and the corresponding recapture charges are not included in the calculation of the GWB when this GMWB is added to the Contract on the Issue Date.  This is why Premium (net of any applicable Premium taxes) is used to calculate the GWB when this GMWB is added to the Contract on the Issue Date.  If you instead add this GMWB to your Contract post issue (subject to availability), the GWB is calculated based on Contract Value, which includes any previously applied Contract Enhancements, and, as a result, we subtract any applicable recapture charge from the Contract Value to calculate the GWB.  In any event, with Contract Enhancements, the result is a GWB that is less than Contract Value when this GMWB is added to the Contract.  (See Example 1 in Appendix H under section “II.  MarketGuard Stretch.)  The GWB can never be more than $5 million, and the GWB is reduced by each withdrawal.

PLEASE NOTE:  Upon the Owner’s death, this GMWB may be continued by a Beneficiary.  Please see the “Continuation By Beneficiary” subsection below for more information.

Withdrawals.  The GAWA percentage and the GAWA are determined at the time of the first withdrawal.  The GAWA is equal to the GAWA percentage multiplied by the GWB prior to the partial withdrawal.  The GAWA percentage varies according to age group and is determined based on the Owner’s attained age at the time of the first withdrawal.  For a qualified Contract with a non-natural Owner, the age of the Annuitant is used to determine the GAWA percentage.  The GAWA percentage for each age group is:

Ages	GAWA Percentage
0 – 54	4.5%
55 – 59	5.0%
60+	5.5%

We reserve the right to prospectively change the GAWA percentages, including the age bands, on new GMWB endorsements. We recommend you check with your representative to learn about the current level of the GAWA percentages, or contact us at the Annuity Service Center for more information.  Our contact information is on the first page of the prospectus. If we change the GAWA percentages described above, we will follow these procedures:
1) When we issue your Contract we will deliver a copy of the prospectus that includes the notice of change of GAWA percentages in the form of a prospectus update to you.  You will have until the end of the Free Look period to cancel your Contract and this GMWB by returning the Contract to us pursuant to the provisions of the Free Look section (please see “Free Look” on page 350).
2) If you are an existing Owner and are eligible to elect this GMWB after the Issue Date, at the time we change the GAWA percentages we will send you the notice of change of GAWA percentages in the form of a prospectus update. If you later elect this GMWB, when we receive your election, we will send you the required endorsement with a duplicate notice of change of GAWA percentages. You will have 30 days after receiving the notice to cancel your election of this GMWB by returning the endorsement to us.
In each case, the actual GAWA percentages will be reflected in your Contract endorsement.

Withdrawals cause the GWB to be recalculated.  Withdrawals may also cause the GAWA  to be recalculated, depending on whether or not the withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the GAWA, or  the Stretch RMD (if greater than the GAWA).  If the GWB falls below the GAWA at the end of a Contract Year, the GAWA will be reset to equal the GWB.  This may occur, when over time, payment of guaranteed withdrawals is nearly complete and the GWB has been depleted.  The tables below clarify what happens in each instance.

This GMWB allows withdrawals greater than the GAWA to meet the Contract’s Stretch RMD without compromising the endorsement’s guarantees.  Examples 4 and 5 in Appendix H under section “II.  MarketGuard Stretch” supplement this description.  Because the intervals for the GAWA and Stretch RMDs are different, namely Contract Years versus calendar years, and because Stretch RMDs are subject to other conditions and limitations,  please see “Stretch RMD NOTES” below for more information.

When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the withdrawal less the withdrawal; Or
	●	Zero.
The GAWA and the GMWB Charge Base are unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

For more information about the GMWB Charge Base, please see “Guaranteed Minimum Withdrawal Benefit For Stretch RMDs (“MarketGuard Stretch GMWB”) Charge” on page 72.

You may withdraw the greater of the GAWA or Stretch RMD, as applicable, all at once or throughout the Contract Year.  Withdrawing less than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year does not entitle you to withdraw more than the greater of the GAWA or Stretch RMD, as applicable, in the next Contract Year.  The amount you may withdraw each Contract Year and not cause the GWB and GAWA to be recalculated does not accumulate.

Withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year causes the GWB and GAWA to be recalculated (see below and Example 5 in Appendix H under section “II.  MarketGuard Stretch”).  In recalculating the GWB, the GWB could be reduced by more than the withdrawal amount.  The GAWA is also likely to be reduced.  Therefore, please note that withdrawing more than the greater of the GAWA or Stretch RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or Stretch RMD, as applicable –	The GWB is recalculated, equaling the greater of:
●
The GWB prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

	●	Zero.
The GAWA is recalculated, equaling:
	●	The GAWA prior to the partial withdrawal reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal.

The Excess Withdrawal is defined to be the lesser of:

●	The total amount of the current partial withdrawal, Or

●	The amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the Stretch RMD, as applicable.

Withdrawals under this GMWB are assumed to be the total amount deducted from the Contract Value, including any withdrawal charges, recapture charges and other charges or adjustments.  Stretch RMD withdrawals in excess of the free withdrawal amount are not subject to a withdrawal charge.  Any withdrawals from Contract Value allocated to a Fixed Account Option may be subject to an Excess Interest Adjustment.  For more information, please see “THE FIXED ACCOUNT AND GMWB FIXED ACCOUNT” beginning on page 20.  Withdrawals may be subject to a recapture charge on any Contract Enhancement.  Withdrawals in excess of free withdrawals may be subject to a withdrawal charge.

Withdrawals under this GMWB are considered the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements (for example, the Contract’s death benefit).  All withdrawals count toward the total amount withdrawn in a Contract Year, including systematic withdrawals, Stretch RMDs, withdrawals of asset allocation and advisory fees, partial transfers and free withdrawals under the Contract.  They are subject to the same restrictions and processing rules as described in the Contract.  They are also treated the same for federal income tax purposes.  For more information about tax-qualified and non-qualified Contracts, please see “TAXES” beginning on page 346.

If the age of any Owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the GWB and the GAWA will be recalculated based on the GAWA percentage applicable at the correct age.  Any future GAWA percentage recalculation will be based on the correct age.  If the age at election of the Owner falls outside the allowable age range, the GMWB will be null and void and all GMWB charges will be refunded.  If the date of death of the previous owner is incorrectly stated at the time of election of the GMWB, on the date the misstatement is discovered, the eligibility of GMWB election will be re-determined based on the correct date of death. If it is determined that the GMWB could not have been elected based on the correct date of death, the GMWB will be null and void and all GMWB charges will be refunded.

STRETCH RMD NOTES:  Notice of a Stretch RMD is required at the time of your withdrawal request, and there is an administrative form for such notice.  The administrative form allows for one time or systematic withdrawals.  We may require you to set up a systematic withdrawal program to meet the Stretch RMDs. Eligible withdrawals that are specified as Stretch RMDs may only be taken based on the value of the Contract to which the endorsement applies, even where the Internal Revenue Code allows for the taking of Stretch RMDs for multiple contracts from a single contract.  You, as Owner, are responsible for complying with the Internal Revenue Code’s Stretch RMD requirements.  If your requested Stretch RMD exceeds our calculation of the Stretch RMD for your contract, your request will not be eligible for the waiver of any applicable charges (i.e. withdrawal charges and recapture charges) and we will impose those charges, which will be reflected in the confirmation of the transaction.  For information regarding the Stretch RMD calculation for your Contract, please contact our Annuity Service Center.  Our contact information is on the cover page of this prospectus.

Under the Internal Revenue Code, Stretch RMDs are calculated and taken on a calendar year basis.  But with this GMWB, the GAWA is based on Contract Years.  Because the intervals for the GAWA and Stretch RMDs are different, the endorsement’s guarantees may be more susceptible to being compromised.  With tax-qualified Contracts, if the sum of your total partial withdrawals in a Contract Year exceeds the greatest of the Stretch RMD for each of the two calendar years occurring in that Contract Year and the GAWA for that Contract Year, then the GWB and GAWA could be adversely recalculated, as described above.  (If your Contract Year is the same as the calendar year, then the sum of your total partial withdrawals should not exceed the greater of the Stretch RMD and the GAWA.)  Below is an example of how this modified limit would apply.

Assume a tax-qualified Contract with a Contract Year that runs from July 1 to June 30, and that there are no withdrawals other than as described.  The GAWA for the 201 6 Contract Year (ending June 30) is $10.  The Stretch RMDs for calendar years 201 5 and 201 6 are $14 and $16, respectively.

If the Owner takes $7 in each of the two halves of calendar year 201 5 and $8 in each of the two halves of calendar year 201 6 , then at the time the withdrawal in the first half of calendar year 201 6 is taken, the Owner will have withdrawn $15.  Because the sum of the Owner’s withdrawals for the 201 6 Contract Year is less than the higher Stretch RMD for either of the two calendar years occurring in that Contract Year, the GWB and GAWA would not be adversely recalculated.

Examples that are relevant or specific to tax-qualified Contracts, illustrating this GMWB, in varying circumstances and with specific factual assumptions, are at the end of the prospectus in Appendix H under section “II. MarketGuard Stretch”, particularly examples 4 and 5.  Please consult the representative who is helping, or who helped, you purchase your tax-qualified Contract, and your tax adviser, to be sure that this GMWB ultimately suits your needs relative to your Stretch RMD.

Premiums.

Subsequent Premium payments are only permitted on tax-qualified Contracts and must be a transfer from a qualified plan. Subsequent Premium payments must be received within 180 days of the Issue Date.

With each subsequent Premium payment on the Contract -	The GWB is recalculated, increasing by the amount of the Premium net of any applicable Premium taxes.
If the Premium payment is received after the first withdrawal, the GAWA is also recalculated, increasing by:
	●	The GAWA percentage multiplied by the subsequent Premium payment net of any applicable Premium taxes; Or
	●	The GAWA percentage multiplied by the increase in the GWB – if the maximum GWB is hit.

We require prior approval for a subsequent Premium payment that would result in your Contract having $1 million of Premiums in the aggregate.  We also reserve the right to refuse subsequent Premium payments.  The GWB can never be more than $5 million.  See Example 3b in Appendix H under section “II.  MarketGuard Stretch” to see how the GWB is recalculated when the $5 million maximum is hit.

GMWB Maturity Year. On the Contract Anniversary occurring in the GMWB Maturity Year, an amount equal to the excess of the GWB over Contract Value will be paid to the Owner. If the GWB is less than the Contract Value, no payment will be made.   In either case, the GWB will be set to zero and the GMWB will terminate.  The GMWB Maturity Year is determined from the chart below based on the Owner’s attained age on the latest required date for the first Stretch RMD. When determining the GMWB Maturity Year for endorsements issued on or after April 29, 2013, the latest required date for the first Stretch RMD is considered the beginning of the first year. For endorsements issued before April 29, 2013, the endorsement effective date is considered the beginning of the first year.

Age	GMWB Maturity Year	Age	GMWB Maturity Year	Age	GMWB Maturity Year
0	82	27	56	54	30
1	81	28	55	55	29
2	80	29	54	56	28
3	79	30	53	57	27
4	78	31	52	58	26
5	77	32	51	59	26
6	76	33	50	60	25
7	75	34	49	61	24
8	74	35	48	62	23
9	73	36	47	63	22
10	72	37	46	64	21
11	71	38	45	65	20
12	70	39	44	66	20
13	69	40	43	67	19
14	68	41	42	68	18
15	67	42	41	69	17
16	66	43	40	70	16
17	65	44	39	71	16
18	64	45	38	72	15
19	63	46	37	73	14
20	62	47	36	74	14
21	62	48	35	75	13
22	61	49	35	76	12
23	60	50	34	77	12
24	59	51	33	78	11
25	58	52	32	79	10
26	57	53	31	80	10

See Example 6 in Appendix H under section “II. MarketGuard Stretch” to see how the GMWB Maturity Year affects your GMWB.

Owner’s Death.  The Contract’s death benefit is not affected by this GMWB so long as Contract Value is greater than zero and the Contract is still in the accumulation phase.  Upon your death while the Contract is still in force, this GMWB terminates without value unless continued by the Beneficiary.

Contract Value Is Zero.  If your Contract Value is reduced to zero as the result of a partial withdrawal, contract charges or poor Fund performance and the GWB is greater than zero, the GWB will be paid to you on a n annual basis, so long as the Contract is still in the accumulation phase.  The total annual payment will equal the GAWA, but will not exceed the current GWB.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the Owner’s attained age at the time the Contract Value is reduced to zero and the GAWA will be equal to the GAWA percentage multiplied by the GWB. On the Contract Anniversary occurring in the GMWB Maturity Year, any remaining GWB will be paid to the Owner and no further payments will be made.

After each payment when the Contract Value is zero –	The GWB is recalculated, equaling the greater of:
	●	The GWB before the payment less the payment; Or
	●	Zero.
The GAWA is unchanged. At the end of each Contract Year, if the GWB is less than the GAWA, the GAWA is set equal to the GWB.

Subject to the Company’s approval, you may elect to receive payments more frequently than annually.   All other rights under your Contract cease and we will no longer accept subsequent Premium payments and all optional endorsements are terminated without value.  Upon your death as the Owner, all payments cease and no death benefit is payable, including the Earnings Protection Benefit.

Continuation By Beneficiary.  Upon the death of the Owner under a Qualified Plan Contract with a single Beneficiary, the Beneficiary may elect to continue the GMWB. If elected, the GMWB will continue and may not be terminated subsequently. If the GAWA% has been determined, no adjustment will be made to the GWB, the GAWA, the GMWB Charge Base, or the GMWB Maturity Year, at the time of continuation.  If the GAWA percentage has not yet been determined, it will be set at the GAWA percentage corresponding to the original Owner’s attained age on the continuation date and the GAWA will be equal to the GAWA percentage multiplied by the GWB.

Termination.  This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

●	The Income Date;
●	The date of complete withdrawal of Contract Value (full surrender of the Contract);
In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.
●	The date of the Owner’s death, unless the Beneficiary elects to continue a qualified Contract with the GMWB;
●	The first date the GWB equals zero.

Effect of GMWB on Tax Deferral.  This GMWB may not be appropriate for Owners who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity contract to accumulate assets.  Please consult your tax and financial advisors before adding this GMWB to a Contract.

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase.  You may withdraw a specified dollar amount (of at least $50 per withdrawal) or a specified percentage.  Your withdrawals may be on a monthly, quarterly, semi-annual or annual basis.  If you have arranged for systematic withdrawals, schedule any planned step-up under a GMWB to occur prior to the withdrawal.  Example 7 in Appendix E and Example 9 in Appendix F and Appendix H illustrate the consequences of a withdrawal preceding a step-up.  There is no charge for the Systematic Withdrawal Program; however, you will have to pay taxes on the money you receive.  You may also be subject to a withdrawal charge and an Excess Interest Adjustment.

If your Contract contains the GMAB or a GMWB containing a Transfer of Assets provision, systematic withdrawals are only allowed on a pro-rata basis including all investment options (including the GMAB Fixed Account and GMWB Fixed Account) or, in the alternative, may be requested from specified investment options, excluding the GMAB Fixed Account and the GMWB fixed Account.  Specific to the GMWB Fixed Account, a specified withdrawal request may cause an automatic transfer from the GMWB Fixed Account on the following Contract Monthly Anniversary.

In addition, for Contracts with the GMAB, the percentage of the partial withdrawal taken from the GMAB Fixed Account cannot exceed the ratio of the GMAB Fixed Account value to the Contract Value.  Similarly, for Contracts with a GMWB containing a Transfer of Assets provision, the percentage of the partial withdrawal taken from the GMWB Fixed Account cannot exceed the ratio of the GMWB Fixed Account value to the Contract Value.

Suspension of Withdrawals or Transfers. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

●	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
●	under applicable SEC rules, trading on the New York Stock Exchange is restricted;
●	under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or
●	the SEC, by order, may permit for the protection of Contract Owners.

We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account and the GMWB Fixed Account for up to six months or the period permitted by law.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us.  The Income Date is the day those payments begin.  Once income payments begin, the Contract cannot be returned to the accumulation phase.  You can choose the Income Date and an income option.  All of the Contract Value must be annuitized.  The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at least seven days before the Income Date, but changes to the Income Date may only be to a later date.  You must give us written notice at least seven days before the scheduled Income Date.  For Contracts issued on or after April 6, 2009, income payments must begin by the Contract Anniversary on or next following your 95th birthday under a non-qualified Contract, or by such earlier date as required by the applicable qualified plan, law or regulation.  For Contracts issued before April 6, 2009, income payments must begin by your 90th birthday under a non-qualified Contract, unless otherwise approved by the Company, or by such earlier date as required by the applicable qualified plan, law or regulation.  However, for Contracts issued before April 6, 2009, if you have not yet attained or passed age 90, you may elect to change your Income Date to the Contract Anniversary on or next following your 95th birthday.  Additionally, for Contracts issued before April 6, 2009, if you already attained or passed age 90 as of April 6, 2009 and have not yet started receiving income payments, you may elect to change your Income Date to the Contract Anniversary on or next following your 100th birthday.

Under a traditional Individual Retirement Annuity, required minimum distributions must begin in the calendar year in which you attain age 70 1/2 (or such other age as required by law).  Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire.  You do not necessarily have to annuitize your Contract to meet the minimum distribution requirements for Individual Retirement Annuities, qualified plans, and Tax-Sheltered Annuities.  Distributions from Roth IRAs are not required prior to your death.

At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions.  Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.

You can choose to have income payments made monthly, quarterly, semi-annually or annually.  Or you can choose a single lump sum payment.  If you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum, part of which may be taxable as Federal Income.  Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

Variable Income Payments. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

●	the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

●	the amount of any applicable Premium taxes, recapture charges or withdrawal charges and any Excess Interest Adjustment deducted from your Contract Value on the Income Date;
●	which income option you select; and
●
the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 1.5% (3% for Contracts issued before October 11, 2010) and, if you select an income option with a life contingency, the age and gender of the Annuitant.  State variations may apply.

If the actual net investment rate experienced by an Investment Division exceeds the assumed net investment rate, variable annuity payments will increase over time.  Conversely, if the actual net investment rate is less than the assumed net investment rate, variable annuity payments will decrease over time.  If the actual net investment rate equals the assumed net investment rate, the variable annuity payments will remain constant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select.  If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.  Neither expenses actually incurred (other than taxes on investment return), nor mortality actually experienced, will adversely affect the dollar amount of subsequent income payments.

Income Options. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant).  The following income options may not be available in all states.

Option 1 - Life Income.  This income option provides monthly payments for your life.  No further payments are payable after your death.  Thus, it is possible for you to receive only one payment if you died prior to the date the second payment was due.

Option 2 - Joint and Survivor.  This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.  Upon the death of either person, the monthly payments will continue during the lifetime of the survivor.  No further payments are payable after the death of the survivor.

Option 3 - Life Annuity With at Least 120 or 240 Monthly Payments.  This income option provides monthly payments for the Annuitant’s life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.  The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 75.

Option 4 - Income for a Specified Period.  This income option provides monthly payments for any number of years from 5 to 30.  If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.  The calculation of the lump sum payment results in a Commutation Fee, which is further discussed on page 75.

Additional Options - We may make other income options available.

No withdrawals are permitted during the income phase under an income option that is life contingent.

FutureGuard Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE DECEMBER 3, 2007, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  Please note that on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which a GMIB endorsement is attached.  This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

This optional Guaranteed Minimum Income Benefit (GMIB) endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the fixed and variable options you select during the accumulation phase.  This benefit is only available if:

●	you elect it prior to your Contract’s Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant’s 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 30th calendar day following the Contract Anniversary immediately after the Annuitant’s 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, this GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitization will be allowed.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.

This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.  You will not receive any benefit under this endorsement if you make a total withdrawal of your Contract Value.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	all Premiums you have paid (net of any applicable Premium taxes); plus
●	any Contract Enhancement credited on or before the Business Day the GMIB Benefit Base is being calculated; minus

●	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals);

compounded at an annual interest rate of 5% from the Issue Date until the earlier of the Annuitant’s 80th birthday or the date this GMIB is exercised.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example, the calculations for a Contract issued with an initial Premium payment of $10,000, this Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows.  Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year.  The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year.  The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05  - $400 = $10,520.  This example does not take into account taxes.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus
●	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus
●	any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

●	200% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.  You may also not elect both a GMIB and the GMAB.

FutureGuard 6 Guaranteed Minimum Income Benefit.

PLEASE NOTE:  EFFECTIVE APRIL 6, 2009, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.  In addition, on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which this Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

This Guaranteed Minimum Income Benefit is designed to provide a guaranteed minimum level of future income regardless of the investment performance of the underlying investment options.  The benefit requires annuitization to provide guaranteed income in the future.  For those investors who are wishing to have current income, this benefit allows them to withdraw a minimum amount and still have guaranteed income in the future.  The following description of this Guaranteed Minimum Income Benefit is supplemented by the examples in Appendix I.

This optional GMIB endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase.  The guarantee is different depending on when you purchased a Contract.

This benefit is only available if:

●	you elect it prior to your Contract’s Issue Date;
●	the Annuitant is not older than age 75 on the Issue Date; and
●
you exercise it on or within 30 calendar days of any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below) but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant’s 85th birthday.

This GMIB will terminate and will not be payable at the earliest of:

●	the Income Date (if prior to the effective date of this GMIB);
●	the 31st calendar day following the Contract Anniversary immediately after the Annuitant’s 85th birthday;
●	the date you make a total withdrawal from the Contract;
●	upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or
●	if the Owner is not a natural person, upon the death of the Annuitant.

This GMIB can only be elected at the time you purchase your Contract.  Once elected, this GMIB cannot be terminated in any way other than described above while your Contract is in force.

You have the option of taking this GMIB instead of the other income options described above.  Your monthly income option payments will be calculated by applying the “GMIB Benefit Base” (described below) to the annuity rates in the table of guaranteed purchase rates attached to this GMIB endorsement.  The only types of income payments available under this GMIB are life contingent fixed annuity income payments.  The fixed annuity payment income options currently available are:

Option 1 - Life Income,

Option 2 - Joint and Survivor,

Option 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

Option 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available, and no partial annuitizations will be allowed.

After any Contract Anniversary that is at least 10 years later than the most recent “step-up date” (described below), the Contract Owner must exercise this option prior to the Income Date.  This GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years.  Please consult a tax advisor on this and other matters of selecting income options.
This GMIB only applies to the determination of income payments under the income options specified above.  It is not a guarantee of Contract Value or performance.  This benefit does not enhance the amounts paid in any withdrawals or death benefits.

Both the amount of this GMIB and the quarterly charge for this GMIB (described above in the Charges section) are based upon an amount called the “GMIB Benefit Base.”  The GMIB Benefit Base for this GMIB is the greater of (a) or (b), where:

(a) is the Roll-Up Component which is equal to:

●	the step-up value on the most recent step-up date; plus
●	any Premiums you have paid (net of any applicable Premium taxes) subsequent to that step-up date; plus
●	any Contract Enhancement (which are credited only in the first Contract Year) subsequent to the step-up date; minus
●	an adjustment (described below) for any withdrawals (including any applicable charges and Excess Interest Adjustments to those withdrawals) subsequent to that step-up date;

compounded at an annual interest rate of 6% from the most recent step-up date until the earlier of the Annuitant’s 80th birthday or the exercise date of this GMIB.

At issue, the step-up date is equal to the Issue Date, and the step-up value is equal to the initial Premium paid (net of any applicable Premium taxes and Sales Charges) plus any Contract Enhancement credited.  After issue, the step-up date is equal to the Contract Anniversary on which the Owner elects to step up the Roll-Up Component to the Contract Value, and the step-up value is equal to the Contract Value on that step-up date.

Electing to step-up the Roll-Up Component is optional; however, electing to step-up means that you cannot annuitize under this GMIB for another 10 years (from the newly determined step-up date).  A written request for step-up must be received in Good Order by the Service Center within 30 days prior to the Contract Anniversary.  The latest available step-up date will be the Contract Anniversary on or immediately following the Annuitant’s 75th birthday.

All adjustments for Premiums and Contract Enhancements are made on the date of the Premium payment.  All withdrawal adjustments are made at the end of the Contract Year and on the exercise date of this GMIB.  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the excess withdrawal multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawal (including any applicable charges and adjustments to such excess withdrawal).  In calculating the withdrawal adjustment, the Issue Date is considered a Contract Anniversary.  Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base.  Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than would proportional withdrawals.  However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

and (b) is the Greatest Contract Anniversary Value Component and is equal to:

●	the greatest Contract Value on any Contract Anniversary prior to the Annuitant’s 81st birthday; minus
●	an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); plus
●	any Premiums paid (net of any applicable Premium taxes) after that Contract Anniversary; minus
●	any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction.  The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).
For Contracts issued with this benefit before October 6, 2008, neither component of the GMIB Benefit Base will ever exceed the cap of:

●	300% of Premiums paid (net of any applicable Premium taxes and excluding Premiums paid in the 12 months prior to the date this GMIB is exercised); minus
●	any withdrawals (including related charges and adjustments) deducted since the issuance of the Contract.

For Contracts issued with this benefit on or after October 6, 2008, there is no cap on either component of the GMIB Benefit Base.

If the Contract Value falls to zero while this GMIB is in effect, then:

●
Annuitization under this GMIB will be automatically exercised if, in each Contract Year since the Issue Date, all withdrawals taken during the Contract Year have either been verified to be RMDs or, in total (including any applicable charges and adjustments), have not exceeded 6% of the Roll-Up Component as of the previous Contract Anniversary.

●
A notice of the annuitization will be sent to the Owner within 10 calendar days, and the Owner will have 30 days from the date the Contract Value falls to zero to choose an income option and a payment frequency.  The Contract will remain active during this 30-day period.  If no choice is made by the end of the 30-day period, the Owner will receive monthly payments based on a life annuity with 10 years certain (joint life annuity with 10 years certain if Joint Annuitants).

●	Otherwise, the GMIB terminates without value.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for this GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger.  If your spouse does not satisfy those criteria, then this GMIB will terminate and the charge for this GMIB will be discontinued.  Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger).  If the new Annuitant in that situation does not satisfy those criteria then this GMIB will terminate and the GMIB charge discontinued.  In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.  Changing an Annuitant or selecting a new Annuitant while the current Annuitant is still living is not allowed.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum Premium limits is not permitted.  Selection of this GMIB, with multiple Contracts or otherwise, is subject to our administrative rules designed to assure its appropriate use.  We may update these rules as necessary.

You may not elect both a GMIB and a GMWB, and you may not elect to add a GMWB after the Issue Date to a Contract with a GMIB.  You may also not elect both a GMIB and the GMAB.

DEATH BENEFIT

The Contract has a death benefit, namely the basic death benefit, which is payable during the accumulation phase.  Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state.  For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract or contact us at our Annuity Service Center.  Our contact information is on the first page of this prospectus.  With the exception of LifeGuard Freedom Flex DB, which currently may only be selected at issue in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options), the optional death benefits are only available upon application or upon conversion (if conversion is permitted).  In addition, once an optional death benefit is chosen, it cannot be canceled except upon conversion, (if conversion is permitted) or upon spousal continuation in the case of the LifeGuard Freedom Flex DB.

The effects of any GMWB on the amount payable to your beneficiaries upon your death should be considered in selecting the death benefits in combination with a GMWB.  Except as provided in certain of the GMWB endorsements, no death benefit will be paid upon your death in the event the Contract Value falls to zero.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation in Good Order, which includes, but is not limited to, due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary).  Payment will include interest to the extent required by law.  The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements.  If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the Contract Value will be added to your Contract Value as of the date we receive all required documentation from the Beneficiary of record and will be allocated among the Investment Divisions and Fixed Account according to the current allocation instructions on file for your Contract as of that date.  Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Home Office in Lansing, Michigan.

Basic Death Benefit. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit.  If you have a joint Owner, the death benefit will be paid when the first joint Owner dies.  The surviving joint Owner will be treated as the Beneficiary.  Any other Beneficiary designated will be treated as a contingent Beneficiary.  Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:

●	your Contract Value as of the end of the Business Day on which we have received all required documentation from your Beneficiary; or
●
the total Premiums you have paid since your Contract was issued reduced for prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal.

Earnings Protection Benefit (“EarningsMax”). The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death.  If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are between the ages of 70 and 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define earnings as the amount by which the sum of your Contract Value, including any Contract Enhancement, exceeds the remaining premiums (Premiums not previously withdrawn).  If the earnings amount is negative, i.e., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid.  In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial Premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option (please see “Special Spousal Continuation Option” on page 345) upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit.  If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse’s death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death.  In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in “Special Spousal Continuation Option” beginning on page 345).  In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value) plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse’s death).

You must elect the Earnings Protection Benefit when you apply for your Contract.  Once elected, the benefit may not be terminated.  However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a “continuation adjustment” described below in “Special Spousal Continuation”) will be paid:

●	if your Contract is in the income phase at the time of your death;
●	if there are no earnings in your Contract; or
●	if your spouse exercises the Special Spousal Continuation Option (described below) and either
○ is age 76 or older at the Continuation Date or
○ elects to discontinue the Earnings Protection Benefit.

The Earnings Protection Benefit may not be available in your state.  See your financial advisor for information regarding the availability of the Earnings Protection Benefit.

Optional Death Benefits. Several optional death benefits are available at issue or upon conversion (subject to availability), in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit.  Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract’s basic death benefit before selecting an optional death benefit.  Except for LifeGuard Freedom Flex DB, all optional death benefits are available if you are 79 years of age or younger on the Contract’s Issue Date.  The LifeGuard Freedom Flex DB is only available in conjunction with the purchase of the LifeGuard Freedom Flex GMWB (with 6% Bonus and Annual Step-Up Options) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date the endorsement is added to the Contract.  The older you are at the time of selection, the less advantageous it would be for you to select an optional death benefit.  These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

For purposes of these optional death benefits, “Net Premiums” are defined as your Premium payments net of Premium taxes, reduced by any withdrawals (including applicable charges and adjustments for such withdrawals) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal.  Accordingly, if a withdrawal were to reduce the Contract Value by 50%, for example, Net Premiums would also be reduced by 50%.  Similarly, with the “Highest Anniversary Value” or “Highest Quarterly Anniversary Value” component, the adjustment to your Contract Value for any withdrawals (including applicable charges and deductions) will have occurred proportionally at the time of the deduction(s).  With the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

Following are the calculations for the optional death benefits on and after October 6, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 5% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

●	The step-up value on the most recent step-up date,

●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 5% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

6% Roll-up Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the 6% Roll-up Death Benefit will be determined as of the end of any Business Day and is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

If this endorsement was added to your Contract before April 6, 2009, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment.  If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the GMDB Benefit Base as of the previous Contract Anniversary (or the Issue Date, as applicable) is the GMDB Benefit Base immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals). Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this 6% Roll-up Death Benefit.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the GMDB Benefit Base, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the GMDB Benefit Base in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Death Benefit.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 5% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 5% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest

Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued; or
(c)	your GMDB Benefit Base.

The GMDB Benefit Base for the Combination 6% Roll-up and Highest Quarterly Anniversary Value Death Benefit will be determined as of the end of any Business Day and is equal to the greater of (a) or (b):

(a) is the Roll-Up Component which is equal to:

●	The step-up value on the most recent step-up date,
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to the determination of the step-up value,
●	Less any withdrawal adjustments for withdrawals taken subsequent to the determination of the step-up value, compounded at an annual interest rate of 6% from the step-up date until the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday.

However, the interest rate is 5% per annum if you are 70 years old or older on the endorsement’s effective date.  The interest rate is 3% per annum for all ages in Washington State.

For purposes of calculating the Roll-Up Component, adjustments to the GMDB Benefit Base due to the payment of Premium will occur at the time of the Premium payment, if this endorsement was added to your Contract before April 6, 2009.  If this endorsement was added to your Contract on or after April 6, 2009, all such Premium payment adjustments will occur at the time of the Premium payment, unless the Premium payment is received during the first Contract Quarter.  If the Premium payment is received during the first Contract Quarter, the adjustment to the GMDB Benefit Base for the Premium payment effectively occurs on the Issue Date, which lessens the impact a subsequent withdrawal may have on the GMDB Benefit Base.  All withdrawal adjustments are made at the end of the Contract Year and on the date of receipt of due proof of death (after the calculation of this guaranteed minimum death benefit’s charge).  For total withdrawals up to 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable), the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal).  After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 6% of the Roll-Up Component as of the previous Contract Anniversary (or the Issue Date, as applicable) is the Roll-Up Component immediately prior to the excess withdrawal adjustment multiplied by the percentage reduction in the Contract Value attributable to the excess withdrawals (including any applicable charges and adjustments to such excess withdrawals).  Withdrawals, particularly excess withdrawals, may prematurely reduce the value of this Roll-Up Component.

and (b) is the Highest Quarterly Anniversary Value Component, which is equal to the greatest of the adjusted quarterly Contract Values on the endorsement’s effective date and on any Contract Quarterly Anniversary following the endorsement’s effective date but prior to the Owner’s 81st birthday.  Each adjusted quarterly Contract Value is equal to:

●	The Contract Value on the endorsement’s effective date or Contract Quarterly Anniversary, as applicable,
●	Less any withdrawals subsequent to that date (including any applicable charges and adjustments for such withdrawals),
●	Plus any Premium paid (net of any applicable Premium taxes) subsequent to that date.

For the purposes of calculating the Highest Quarterly Anniversary Value Component, all adjustments will occur at the time of the withdrawal or Premium payment and all adjustments for amounts withdrawn will reduce the Highest Quarterly Anniversary Value Component in the same proportion that the Contract Value was reduced on the date of such withdrawal.  Withdrawals may prematurely reduce the value of this Highest Quarterly Anniversary Value Component.

The step-up date is initially equal to the endorsement’s effective date, and the step-up value is initially equal to: (a) the initial Premium paid (net of any applicable Premium taxes) if the endorsement’s effective date is the Contract’s Issue Date; or (b) the Contract Value, less any recapture charges, as of the endorsement’s effective date if the effective date is after the Contract’s Issue Date.  If the Contract Value is greater than the GMDB Benefit Base upon the earlier of the 7th Contract Anniversary following the endorsement’s effective date or the Contract Anniversary immediately preceding the Owner’s (or oldest Joint Owner’s) 81st birthday, the step-up date is set equal to that Contract Anniversary, and the step-up value is set equal to the Contract Value on that step-up date.

The GMDB Benefit Base is used only in connection with the determination of the guaranteed minimum death benefit, does not affect other endorsements, and is not reflective of the Contract Value.  Additionally, please note that if you elect this endorsement, ownership changes are not allowed.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date), then the death benefit amount is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMDB Benefit Base on the Income Date; and
(b) = the Contract Value on the Income Date.

If there is a death benefit amount on or after the Income Date, it will be payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order.  If the Owner is not deceased as of the date that the final annuity payment under the elected income option is due, the death benefit amount will be payable in a lump sum to the Owner along with the final annuity payment.

LifeGuard Freedom DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract’s Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE SEPTEMBER 28, 2009, THE LIFEGUARD FREEDOM DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom DB is only available in conjunction with the purchase of the LifeGuard Freedom GMWB.  At election, the GMWB Death Benefit equals the LifeGuard Freedom GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals.  If the LifeGuard Freedom GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals.  Election of LifeGuard Freedom DB after issue is only permitted if another optional death benefit endorsement has not been elected, unless you convert to LifeGuard Freedom DB from another optional death benefit (if conversion is permitted).  In addition, if you convert to LifeGuard Freedom GMWB from another Guaranteed Minimum Withdrawal Benefit, LifeGuard Freedom DB is not available unless you are converting from the older version of LifeGuard Freedom GMWB to the newer version of LifeGuard Freedom GMWB (if conversion is permitted).

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

The GMWB Death Benefit is not adjusted upon step-up, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 156.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●	Specified Period Income of the GAWA. If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

LifeGuard Freedom 6 DB, changes your basic death benefit during the accumulation phase of your Contract to the greatest of:

(a)	The Contract’s Basic Death Benefit (see the description above); or

(b)	The GMWB Death Benefit

PLEASE NOTE:  EFFECTIVE OCTOBER 11, 2010, THE LIFEGUARD FREEDOM 6 DB ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

The LifeGuard Freedom 6 DB is only available in conjunction with the purchase of the LifeGuard Freedom 6 GMWB and only if the Owner is 75 years of age or younger on the date the endorsement is added to the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom 6 GMWB Guaranteed Withdrawal Balance (GWB).  If you select the LifeGuard Freedom 6 GMWB when you purchase your Contract, the GWB is generally your initial Premium payment, net of any applicable Premium taxes and adjusted for any subsequent Premium payments and withdrawals.  If the LifeGuard Freedom 6 GMWB is elected after the issue date, the GWB is generally your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added, adjusted for any subsequent Premium payments and withdrawals.  Election of LifeGuard Freedom 6 DB after issue is only permitted if another optional death benefit endorsement has not been elected.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) the LifeGuard Freedom 6 GMWB Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.00.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom 6 GMWB GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

For more information about how the LifeGuard Freedom 6 GMWB works, including how the GWB and GAWA are calculated, please see “For Life GMWB With Bonus and Annual Step-Up” beginning on page 177.

Unlike the basic death benefit, this optional death benefit may provide value on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this optional death benefit endorsement terminates and no death benefit is payable.  However, if the Income Date is on the date the Owner attains age of 95 or later (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, the Owner is not deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where: (a) = the GMWB Death Benefit on the Income Date; and (b) = the Contract Value on the Income Date.

LifeGuard Freedom Flex DB, if elected, replaces your basic death benefit and is the only death benefit during the accumulation phase of your Contract.  The LifeGuard Freedom Flex DB is the greater of:

(a) The Contract’s Basic Death Benefit (see the description above); or

  (b) The GMWB Death Benefit, as calculated under this death benefit.

The LifeGuard Freedom Flex DB is only available currently at issue and in conjunction with the purchase of the 6% Bonus and Annual Step-Up combination of LifeGuard Freedom Flex GMWB (the “LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option”) and only if the Owner is 35 to 67 (70 for endorsements issued before April 29, 2013) years of age on the date that the endorsement is issued in connection with the Contract.  At election, the GMWB Death Benefit equals the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Guaranteed Withdrawal Balance (GWB).  When purchased at Contract issuance, the GWB is your initial Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement on the Premium payments.

At the time of a partial withdrawal, if the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the greater of (1) LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups Option Guaranteed Annual Withdrawal Amount (GAWA) or (2) the required minimum distribution (RMD) under the Internal Revenue Code (for certain tax-qualified Contracts), the GMWB Death Benefit will be unchanged.  If a partial withdrawal plus all prior partial withdrawals made in the current Contract Year exceeds the greater of the GAWA or the RMD, the excess withdrawal is defined to be the lesser of (1) the amount of the partial withdrawal or (2) the amount by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD; and the GMWB Death Benefit is reduced in the same proportion as the Contract Value is reduced for the excess withdrawal.  Therefore, please note that withdrawing more than the greater of the GAWA or RMD, as applicable, in a Contract Year may have a significantly negative impact on the value of this benefit and may lead to its premature termination.

With each subsequent Premium received after this endorsement is effective, the GMWB Death Benefit is recalculated to equal the GMWB Death Benefit prior to the Premium payment plus the amount of the Premium payment, net of any applicable Premium taxes, plus (for endorsements issued before April 29, 2013) any Contract Enhancement, subject to a maximum of $5,000,000.

In addition, on the 7th Contract Anniversary following the effective date of the endorsement, the GMWB Death Benefit will automatically step up to the Contract Value if the Contract Value is greater than the GMWB Death Benefit, subject to a maximum of $5,000,000.

The GMWB Death Benefit is not adjusted upon step-up of the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups GWB, the application of the GWB adjustment or the application of any bonus.  The GMWB Death Benefit will terminate on the date the Contract Value equals zero.

Upon continuation of the Contract by a spousal Beneficiary, the surviving spouse may elect to terminate LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups, in which case the GMWB death benefit will be included in the calculation of the continuation adjustment (the amount by which the death benefit that would have been payable exceeds the Contract Value).  If the spouse does not make such an election, the endorsement, including the death benefit thereunder, will continue in accordance with its terms, but the GMWB death benefit will not be included in the continuation adjustment.

For more information about how the LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups works, including how the GWB and GAWA are calculated, please see “LifeGuard Freedom Flex GMWB” beginning on page 294.

Unlike the basic death benefit, LifeGuard Freedom Flex 6% Bonus and Annual Step-Ups may provide a death benefit on or after the Income Date, which is the date on which you begin receiving annuity payments.  If the Income Date is before the Owner attains the age of 95, then this endorsement terminates and no death benefit under the endorsement is payable.  However, if the Income Date is on the date the Owner attains age of 95 (the latest possible Income Date) and one of the following income options is elected, then the corresponding death benefit is payable:

●
Life Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

●
Specified Period Income of the GAWA.  If this income option is elected, the death benefit payable to the Beneficiary when due proof of the Owner’s (or either joint Owner’s) death is received by the Company in Good Order is equal to the GMWB Death Benefit as of the Income Date.

If, under this income option, no Owner is deceased as of the date that the final payment of the remaining GWB is due, the death benefit will be payable in a lump sum to the Owner(s) along with the remaining GWB.

●
Life Income.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Joint and Survivor.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the survivor payee’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

●
Life Annuity With at Least 120 Monthly Payments.  If this income option is elected and the Owner is the Annuitant or is a non-natural person, the death benefit payable to the Beneficiary when due proof of the Annuitant’s death is received by the Company in Good Order is equal to the excess, if any, of (a) minus (b) where:

(a) = the GMWB Death Benefit on the Income Date; and

(b) = the Contract Value on the Income Date.

The death benefits under the Income Options vary depending on which Income Option you select. Either  the GMWB Death Benefit calculation, described above, with or without any remaining GWB, or the excess of the GMWB Death Benefit calculation over the Contract Value is payable. Each is computed on the Income Date. For more information on these Income Options, see “LifeGuard Freedom Flex GMWB – Annuitization” beginning on page 303, and “Income Options” beginning on page 324.”

Following are the calculations for the optional death benefits before October 6, 2008.  For purposes of these calculations, with the “Roll-up” component, interest will compound (accumulate) until the Contract Anniversary immediately preceding your 81st birthday.

5% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 4% per annum if you are 70 years old or older on the Contract’s Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract’s Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THIS 5% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

4% Roll-up Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract’s Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net premiums since your Contract was issued; or
(c)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 5% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the end of the Business Day on which we receive all required documentation from your Beneficiary; or

(b)	total Net Premiums since your Contract was issued, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 5% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes), subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 4% if you are 70 years old or older on the Contract’s Issue Date.  Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract’s Issue Date, having purchased this optional death benefit in such state.

PLEASE NOTE:  EFFECTIVE OCTOBER 6, 2008, THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Combination 4% Roll-up and Highest Anniversary Value Death Benefit, changes your basic death benefit to the greatest of:

(a)	your Contract Value as of the Business Day on which we receive all required documentation from your Beneficiary; or
(b)	total Net Premiums since your Contract was issued, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or
(c)
your Contract Value at the end of your seventh Contract Year or as of the Contract Anniversary immediately preceding your 81st birthday, whichever is earlier, plus your total Net Premiums since then, compounded at 4% per annum until the Contract Anniversary immediately preceding your 81st birthday; or

(d)
your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, reduced by any withdrawals (including any applicable withdrawal charges and adjustments), the Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary, plus any Premiums paid (net of any applicable Premium taxes) subsequent to that Contract Anniversary.  For contracts issued on or after January 16, 2007, Annual Contract Maintenance Charges, transfer charges, any applicable charges due under any optional endorsement and taxes subsequent to that Contract Anniversary will not be deducted from your greatest Contract Value.

However, the interest rate is 3% per annum if you are 70 years old or older on the Contract’s Issue Date.

PLEASE NOTE:  EFFECTIVE APRIL 30, 2007, THE 4% ROLL-UP DEATH BENEFIT ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT.

Payout Options. The basic death benefit and the optional death benefits can be paid under one of the following payout options:

●	single lump sum payment; or
●	payment of entire death benefit within 5 years of the date of death; or
●
payment of the entire death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary’s lifetime or for a period not extending beyond the Beneficiary’s life expectancy, with the balance of the death benefit payable to the Beneficiary.  Any portion of the death benefit not applied under an income option within one year of the Owner’s death, however, must be paid within five years of the date of the Owner’s death.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time.  The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death.  If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days.  If your Beneficiary is your spouse, he/she may elect to continue the Contract, at the current Contract Value, in his/her own name.  For more information, please see “Special Spousal Continuation Option” beginning on page 345.

Pre-Selected Payout Options. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date.  However, at the time of your death, we may modify the death benefit option if the death benefit you selected exceeds the life expectancy of the Beneficiary.  If the Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract.  This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code.  If the Beneficiary does not submit the required documentation for the death benefit to us within one year of your death, however, the death benefit must be paid, in a single lump sum, within five years of your death.  The Pre-selected Death Benefit Option may not be available in your state.

Special Spousal Continuation Option. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time.  Moreover, we will contribute to the Contract a continuation adjustment, which is the amount by which the death benefit that would have been payable exceeds the Contract Value.  We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary’s written request to continue the Contract (the “Continuation Date”).  We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse.  The Special Spousal Continuation Option may not be available in your state.  See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial Premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract.  The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively, so the death benefit may be at a different level.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected.  However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse’s death.  Any GMIB will terminate upon your death (and no further GMIB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the descriptions of the Guaranteed Minimum Income Benefits beginning on page 324.  Similarly, a GMWB will also terminate upon your death (and no further GMWB charges will be deducted), unless your spouse is eligible for the benefit and elects to continue it with the Contract.  For more information, please see the respective GMWB subsections in this prospectus.

Unless your spouse discontinues the Earnings Protection Benefit on the Continuation Date, charges for the benefit will be deducted even though no Earnings Protection Benefit will apply if your spouse is 76 or older when the Contract is continued.

The Special Spousal Continuation Option is available to elect one time on the Contract.  However, if you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code.  The Pre-Selected Death Benefit Option may not be available in your state.

Death of Owner On or After the Income Date. If you or a joint Owner dies who is not the Annuitant on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death.  If you die, the Beneficiary becomes the Owner.  If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary.  Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.  A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

Death of Annuitant. If the Annuitant is not an Owner or joint Owner and dies before the Income Date, you can name a new Annuitant, subject to our underwriting rules.  If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant.  However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected.  Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.

TAXES

The following is only general information and is not intended as tax advice to any individual.  Additional tax information is included in the SAI.  You should consult your own tax adviser as to how these general rules will apply to you if you purchase a Contract.

CONTRACT OWNER TAXATION

Tax-Qualified and Non-Qualified Contracts. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a tax-qualified contract.  Tax deferral under a tax-qualified contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified contract, and not for the purpose of obtaining tax deferral.  You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a non-qualified contract.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

Non-Qualified Contracts - General Taxation. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal, including withdrawals under any GMWB you may elect, or an income payment) is made from the Contract.  This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person).  Loans based on a non-qualified Contract are treated as distributions.

Non-Qualified Contracts - Aggregation of Contracts. For purposes of determining the taxability of a distribution, the Code provides that all non-qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract.  Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

Non-Qualified Contracts - Withdrawals and Income Payments.  Any withdrawal from a non-qualified Contract, including withdrawals under any GMWB you may elect, is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract.  In contrast, a part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of Premium.  The balance of each income payment is taxable as ordinary income.  The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made.  Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income.  Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract.  This penalty tax will not apply to any amounts:

●	paid on or after the date you reach age 59 1/2;
●	paid to your Beneficiary after you die;
●	paid if you become totally disabled (as that term is defined in the Code);
●
paid in a series of substantially equal periodic payments made annually (or more frequently) for your life (or life expectancy) or for a period not exceeding the joint lives (or joint life expectancies) of you and your Beneficiary;

●	paid under an immediate annuity; or
●	which come from Premiums made prior to August 14, 1982.

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Non-Qualified Contracts - Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner’s death.

The requirements of (b) above can be considered satisfied if any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death.  The Owner’s “designated beneficiary,” who must be a natural person, is the person designated by such Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death.  However, if the Owner’s “designated beneficiary” is the surviving spouse of the Owner, the contract may be continued with the surviving spouse as the new Owner.

Tax-Qualified Contracts - Withdrawals and Income Payments. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts.  The Code also imposes required minimum distribution for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract.  These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI.  Any withdrawals under a tax-qualified Contract, including withdrawals under any GMWB you may elect, will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions).  In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities.  Withdrawals can only be made when an Owner:

●	reaches age 59 1/2;
●	leaves his/her job;
●	dies;
●	becomes disabled (as that term is defined in the Code); or
●	experiences hardship. However, in the case of hardship, the Owner can only withdraw the Premium and not any earnings.

Withdrawals - Roth IRAs. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity.  Qualified distributions from Roth IRA annuities are entirely federal income tax free.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual’s death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild or ancestor.

Constructive Withdrawals - Investment Adviser Fees. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.  In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes.  Under the facts in these Rulings:

●	there was a written agreement providing for payments of the fees solely from the annuity Contract,
●	the Contract Owner had no liability for the fees, and
●	the fees were paid solely from the annuity Contract to the adviser.

Extension of Latest Income Date. If you do not annuitize your non-qualified Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes.  The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the Contract Value each year from the inception of the Contract or the entire increase in the Contract Value would be taxable in the year of your Latest Income Date.  In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time.  Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

Death Benefits. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval.  The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Assignment. An assignment of your Contract will generally be a taxable event.  Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended.  These limits are summarized in the SAI.  You should consult your tax adviser prior to making any assignment of your Contract.

Diversification. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract.  We believe that the underlying investments are being managed so as to comply with these requirements.  A fuller discussion of the diversification requirements is contained in the SAI.

Owner Control. In a Revenue Ruling issued in 2003, the Internal Revenue Service (IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson regarding the availability of a particular investment option and other than the contract owner’s right to allocate Premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects.  The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract currently offers 101 Investment Divisions and at least 1 Fixed Account Option, and, if more than 99 options are offered, a Contract owner’s Contract Value can be allocated to no more than 99 fixed and variable options at any one time.  The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

Withholding. In general, the income portion of distributions from a Contract are subject to 10% federal income tax withholding and the income portion of income payments are subject to withholding at the same rate as wages unless you elect not to have tax withheld.  Some states have enacted similar rules.  Different rules may apply to payments delivered outside the United States.

Eligible rollover distributions from a Contract issued under certain types of tax-qualified plans will be subject to federal tax withholding at a mandatory 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, tax-sheltered annuities, Individual Retirement Annuities and eligible deferred compensation plans of state or local governments.  Distributions which may not be rolled over are those which are:

(a)
one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint life expectancies of the employee and the employee’s beneficiary, or (c) for a specified period of ten years or more;

(b)	a required minimum distribution; or
(c)	a hardship withdrawal.

JACKSON TAXATION

We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal (DAC) Tax Charge” under variable life insurance policies, but the “Federal (DAC) Tax Charge” merely compensates us for the required deferral of acquisition cost and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii) while we impose a so-called “Federal (DAC) tax charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the products.

OTHER INFORMATION

Dollar Cost Averaging. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Account Option is at least $15,000, you can arrange to have a dollar amount or percentage of money periodically transferred automatically into other Investment Divisions and other Fixed Account Options (if currently available) (each a “Designated Option”) from the one-year Fixed Account Option (if currently available) or any of the Investment Divisions each a “Source Option”). For Contracts issued on or after October 11, 2010, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) the one-year Fixed Account Option can be used as a Source Option for Dollar Cost Averaging only with respect to new Premiums that are allocated to that Source Option, (ii) only a twelve-month Dollar Cost Averaging period may be selected, (iii) transfers out of the one-year Fixed Account Option pursuant to such Dollar Cost Averaging will not count against the maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option and (iv) transfers from that Source Option other than such scheduled transfers will not be permitted.

To the extent that Fixed Account Options are not available or are otherwise restricted from being a Dollar Cost Averaging Source Option or Designated Option, Dollar Cost Averaging will be exclusively from or to the Investment Divisions .  In the case of transfers from the one-year Fixed Account Option or Investment Divisions with a  less volatile unit value to the Investment Divisions, Dollar Cost Averaging can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase.

Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets.

There is no charge for Dollar Cost Averaging.  You may cancel your Dollar Cost Averaging program using whatever methods you use to change your allocation instructions.  You should consult with your Jackson representative with respect to the current availability of Dollar Cost Averaging.  Certain minimums and restrictions may apply.

Dollar Cost Averaging Plus (DCA+). The One-Year Fixed Account Option, if currently available, is the “source account” designed for dollar cost averaging transfers of new Premium payments to Investment Divisions or other Fixed Account Options.  A Contract Value of $15,000 is required to participate.  From time to time, we will offer special enhanced interest rates on the source account, depending on the available period that is specified.  Transfers out of the source account will cause the effective yield over the specified period to be lower, however, because the credited interest rate will be applied to a declining balance.  Monies in the DCA+ will be systematically transferred monthly to the Investment Divisions or other Fixed Account Options over a DCA+ term of either twelve or six months.  You may establish more than one DCA+ program of varying terms in the One-Year Fixed Account Option corresponding to your subsequent Premium payments.  The minimum transfer amount is $100 or the remaining balance, if less, in the source account for each term.

For Contracts issued on or after October 11, 2010, transfers out of the DCA+ Fixed Account Option other than the automatic DCA+ transfers can be made only if you discontinue use of the DCA+ Fixed Account Option.  Also, for Contracts issued on or after October 11, 2010, if we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions,” then (i) you may not discontinue the DCA+ Fixed Account Option or otherwise transfer or withdraw any amounts from the DCA+ Fixed Account Option, but (ii) automatic transfers pursuant to DCA+ will not count against any maximum amount limitations we have imposed on transfers out of the one-year Fixed Account Option.

There is no charge for DCA+.  You may cancel your DCA+ program using whatever methods you use to change your allocation instructions.  You should consult your Jackson representative with respect to the current availability of the DCA+.  Certain restrictions may apply.

Earnings Sweep. You can choose to move your earnings from the Money Market Investment Division or the one-year Fixed Account Option, if available, on a monthly basis, and there is no minimum transfer amount.  Earnings Sweep may only be added within 30 days of the issue date of your Contract.

There is no charge for Earnings Sweep.  You may cancel your Earnings Sweep program using whatever methods you use to change your allocation instructions.  You should consult with your Jackson representative with respect to the current availability of Earnings Sweep.  Certain restrictions may apply.

Rebalancing. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account Option (if currently available) periodically to maintain your selected allocation percentages.  If your Contract was issued on or after October 11, 2010, rebalancing will terminate if your rebalancing program includes the one-year Fixed Account Option and (i) we impose any transfer restrictions on the one-year Fixed Account Option as discussed in numbered paragraphs 1-4 under “Transfers and Frequent Transfer Restrictions” or (ii) we exercise our right to require that any Premiums allocated to the one-year Fixed Account Option be automatically transferred out of that option over a period of time that we specify.  In that case, however, you could re-elect automatic rebalancing without the one-year Fixed Account Option.  Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

There is no charge for Rebalancing.  You may cancel your Rebalancing program using whatever methods you use to change your allocation instructions.  You should consult with your Jackson representative with respect to the current availability of Rebalancing.  Certain restrictions may apply.

Free Look. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it.  We will return

●	the Contract Value, plus

●	any fees (other than asset-based fees) and expenses deducted from the Premiums, minus
●	any applicable Contract Enhancement recapture charges.

We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract (subject to state variations).  We will return Premium payments where required by law.  We will pay the applicable free look proceeds within seven days of a request in Good Order. If a Purchase Payment made by personal check or electronic draft is received within the five days preceding a free look request, we may delay payment of the free look proceeds up to seven days after the date of the request, to ensure the check or electronic draft is not returned due to insufficient funds. In some states, we are required to hold the Premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the Premiums to the Investment Divisions.  State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.

Advertising. From time to time, we may advertise several types of performance of the Investment Divisions.

●	Total return is the overall change in the value of an investment in an Investment Division over a given period of time.
●	Standardized average annual total return is calculated in accordance with SEC guidelines.
●
Non-standardized total return may be for periods other than those required by, or may otherwise differ from, standardized average annual total return.  For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

●	Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period.  Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of the annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features.  The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code.  In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant’s retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education.  The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation.  These requirements will apply to any other jurisdiction with comparable requirements.

Modification of Your Contract. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract.  Any change or waiver must be in writing.  We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

Confirmation of Transactions. We will send you a written statement confirming that a financial transaction, such as a Premium payment, withdrawal, or transfer has been completed.  This confirmation statement will provide details about the transaction.  Certain transactions which are made on a periodic or systematic basis will be confirmed in a quarterly statement only.

It is important that you carefully review the information contained in the statements that confirm your transactions.  If you believe an error has occurred you must notify us in writing within 30 days of receipt of the statement so we can make any appropriate adjustments.  If we do not receive notice of any such potential error, we may not be responsible for correcting the error.

Legal Proceedings.  Jackson and its subsidiaries are defendants in a number of civil proceedings, including class actions, arising in the ordinary course of business. These include civil litigation proceedings which appear to be substantially similar to other class action litigation brought against many life insurers alleging misconduct in the sale of insurance products. We do not believe at the present time that any pending action or proceeding will have a material adverse effect upon the Separate Account, Jackson’s ability to meet its obligations under the Contracts, or Jackson National Life Distributors LLC’s ability to perform its contract with the Separate Account.

TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Calculation of Performance
Additional Tax Information
Annuity Provisions
Net Investment Factor
Condensed Financial Information
Financial Statements of the Separate Account
Financial Statements of Jackson

APPENDIX A

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®,” “Jackson®,” “Jackson of NY®” and “Jackson National Life Insurance Company of New York®” are trademarks of Jackson National Life Insurance Company®.

The “S&P 500 Index,” “S&P MidCap 400 Index,” “S&P SmallCap 600 Index,” “Dow Jones U.S. Contrarian Opportunities,” “Dow Jones Industrial Average,” and “The Dow 10,” “Dow Jones Brookfield Global Infrastructure Index,” “STANDARD & POOR’S®,” “S&P®,” “S&P 500®,” “S&P MIDCAP 400 Index®,” “STANDARD & POOR’S MIDCAP 400 Index®,” “S&P SmallCap 600 Index®” and “STANDARD & POOR’S 500®” (collectively, the “Indices”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company (“Jackson”).  “Dow Jones®”, “Dow Jones Industrial Average”, “DJIA®”, “The Dow®” and “The Dow 10” are service and/or trademarks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® (“Jackson”).

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, “Brookfield”) and has been licensed for use. Standard & Poor’s®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor’s Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM 10 Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the “Products”) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor’s Financial Services LLC, Brookfield or any of their respective affiliates (collectively, “S&P Dow Jones Indices”).

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices’ only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Dow Jones, SPDJI and their respective affiliates do not:

●	Sponsor, endorse, sell or promote the Products.

●	Recommend that any person invest in the Products.

●	Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Products.

●	Have any responsibility or liability for the administration, management or marketing of the Products.

●	Consider the needs of the Products or the owners of the Products in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones, SPDJI and their respective affiliates will not have any liability in connection with the Products. Specifically,
● Dow Jones, SPDJI and their respective affiliates do not make any warranty, express or implied, and Dow Jones, SPDJI and their respective affiliates disclaim any warranty about:
● The results to be obtained by the Products, the owners of the Products or any other person in connection with the use of the DJIA and the data included in the Indexes;
● The accuracy or completeness of the Indexes and its data;

● The merchantability and the fitness for a particular purpose or use of the Indexes and its data;
● Dow Jones, SPDJI and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the Indexes or its data;
●     Under no circumstances will Dow Jones, SPDJI and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the Indexes and trademarks referred to above by Jackson and SPDJI is solely for the benefit of the Products and not for any other third parties.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor’s Financial Services LLC.  S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a “fiduciary” or as an “investment manager,” as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor’s assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor’s  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P’s credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P’s opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P’s public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.
The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the

Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE

JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND. THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR

IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B

CONTRACT ENHANCEMENT RECAPTURE CHARGE PROSPECTUS EXAMPLES

Example 1 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings exceed 10% of Remaining Premium (and, therefore, there is no free withdrawal).  This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016.  The Contract Owner requests that he or she be sent $100,000 on September 30, 2016.  The Contract Value will have to be reduced by not only the $100,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.

Example 1
10/1/2012	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
6.00%	: Withdrawal Charge Percentage for Completed Year 3-4 (WC%)
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2016
$128,837.76	: Contract Value at end of Year 4
$100,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$28,837.76	: Earnings (Contract Value ($128,837.76) less Premium ($100,000)), which are presumed to be withdrawn first and without charges.
$71,162.24	: Net Withdrawal Amount requested ($100,000) minus Earnings ($28,837.76).
$77,772.94
:   Corresponding Premium.  The amount to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the Net Withdrawal Amount requested minus Earnings ($71,162.24) by a factor determined by the percentage amounts of the applicable charges.  It is the actual amount of Premium that will need to be withdrawn to send the Contract Owner the Net Withdrawal Amount and apply the remainder to pay the charges to us.  In this example, the corresponding Premium is specifically calculated as follows: $71,162.24 X (1/[1 – (6.00% + 2.50%)]) = $77,772.94.  In this calculation, the 6.00% represents the WC%, and the 2.50% represents the RC%.

$100,000.00	: Net Withdrawal Amount
$4,666.38	: Withdrawal Charge: $77,772.94 multiplied by WC% (6.00%)
$1,944.32	: Recapture Charge: $77,772.94 multiplied by RC% (2.50%)
$106,610.70
:   Total Withdrawal Amount (Net Withdrawal requested ($100,000.00) plus the Withdrawal Charge ($4,666.38) and the Recapture Charge ($1,944.32) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$22,227.06	Contract Value after Total Withdrawal ($128,837.76 less $106,610.70)

Example 2 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with multiple Premium payments and the application of withdrawal charges (using the base withdrawal charge schedule) and recapture charges upon a partial withdrawal when earnings do not exceed 10% of Remaining Premium.  This example assumes that the Contract is issued on October 1, 2012, the Contract Owner makes an additional Premium payment of $100,000 on November 1, 2014, and that the Contract Value grows to $207,000 by December 15, 2014.  The Contract Owner requests that he or she be sent $150,000 on December 15, 2014.  The Contract Value will have to be reduced by not only the $150,000, but also by the applicable Withdrawal Charge and Recapture Charge owed to us given the amount of Premium withdrawn that is subject to those charges, as illustrated below.  For purposes of the withdrawal charge and recapture charge, we treat withdrawals as coming first from earnings, which are withdrawn without withdrawal charges and recapture charges, and then from the oldest Remaining Premium, which will have the lowest withdrawal charges and recapture charges of any Premium remaining in the Contract.

Example 2
10/1/2012	: Contract Issue Date
$100,000.00	: Premium 1
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
7.00%	: Withdrawal Charge Percentage for Completed Year 2-3 (WC%1)
2.50%	: Recapture Charge Percentage for Completed Year 2-3 (RC%1)

11/1/2014
$100,000.00	: Premium 2 received in Contract Year 2-3
3.00%	: Contract Enhancement Percentage for Premium received in Contract Year 2-3
$3,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (3.00%))
8.50%	: Withdrawal Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (WC%2)
2.50%	: Recapture Charge Percentage for Completed Year 0-1 (since the receipt of the Premium) (RC%2)
0.00%	: Hypothetical Net Return

12/15/2014
$207,000.00	: Contract Value
$150,000.00	: Net Withdrawal Amount (The amount requested to be sent.)

$7,000.00	: Earnings (Contract Value ($207,000) less Premiums ($200,000)), which are presumed to be withdrawn first and without charges.
$13,000.00	: Amount available for withdrawal under the free withdrawal provision [(Premium ($200,000) multiplied by 10%) less Earnings ($7,000)]
$130,000.00	: Net Withdrawal Amount ($150,000) requested minus Earnings ($7,000) and minus the free withdrawal amount ($13,000)).

$100,000.00	: Total Corresponding Premium 1, which is the oldest Remaining Premium. All of this Premium must be withdrawn to meet the requested Net Withdrawal Amount.
$90,500.00
:  The amount of Premium 1 withdrawn  after deducting the Withdrawal Charge and the Recapture Charge paid to us (Total Corresponding Premium 1 withdrawn ($100,000) less the Withdrawal Charge from Premium 1($100,000 multiplied by WC%1 (7.00%) equals $7,000) less the Recapture Charge from Premium 1 ($100,000 multiplied by RC%1 (2.50%) equals $2,500))

$39,500.00
:  Net withdrawal amount needed from Premium 2, which is equal to the Net Withdrawal Amount requested ($150,000), minus Earnings ($7,000), minus the free withdrawal amount ($13,000), and minus the amount withdrawn from Premium 1 after deducting the Withdrawal Charge and the Recapture Charge ($90,500)

$44,382.02
:  Total Corresponding Premium 2.  The amount of Premium 2 to which the appropriate recapture charge percentage and withdrawal charge percentage are applied.  This amount is determined by multiplying the net withdrawal amount needed from Premium 2 ($39,500) by a factor determined by the percentage amounts of the applicable charges.  In this example, the corresponding Premium 2 is specifically calculated as follows: $39,500 X (1/[1 – (8.50% + 2.50%)]) = $44,382.02.  In this calculation, the 8.50% represents the WC%2, and the 2.50% represents the RC%2.

$150,000.00	: Net Withdrawal Amount
$7,000.00	: Withdrawal Charge from Premium 1: $100,000 multiplied by WC%1 (7.00%)
$2,500.00	: Recapture Charge from Premium 1: $100,000 multiplied by RC%1 (2.50%)
$3,772.47	: Withdrawal Charge from Premium 2: $44,382.02 multiplied by WC%2 (8.50%)
$1,109.55	: Recapture Charge from Premium 2: $44,382.02 multiplied by RC%2 (2.50%)
$164,382.02
:  Total Withdrawal Amount (Net Withdrawal requested ($150,000.00) plus the Withdrawal Charge ($7,000.00 plus $2,500.00 equals $9,500.00 in total Withdrawal Charges) and the Recapture Charge ($3,772.47 plus $1,109.55 equals $4,882.02 in total Recapture Charges) that is imposed on the withdrawal of Premium) which is the total amount deducted from the Contract Value)

$42,617.98	: Contract Value after Total Withdrawal ($207,000.00 less $164,382.02)

Example 3 illustrates the application of the 4% Contract Enhancement endorsement to a Contract with a single Premium payment and the application of recapture charges when a contract is annuitized and the corresponding Income Date is within the recapture charge schedule (please see the Recapture Charge Schedule(s) beginning on page 42 of this prospectus).  This example assumes that the Contract is issued on October 1, 2012, and that the Contract Value grows to $128,837.76 by September 30, 2016.  The Contract Owner requests to annuitize his or her Contract and the Income Date is September 30, 2016.

Example 3
10/1/2012	: Contract Issue Date
$100,000.00	: Premium
4.00%	: Contract Enhancement Percentage
$4,000.00	: Contract Enhancement (Premium ($100,000) multiplied by the Contract Enhancement Percentage (4.00%))
2.50%	: Recapture Charge Percentage for Completed Year 3-4 (RC%)
5.50%	: Hypothetical Net Return

At end of Year 4
9/30/2016	: Income Date
$128,837.76	: Contract Value at end of Year 4
$2,500.00	: Recapture Charge when the Income Date is at the end of Year 4: Premium ($100,000) multiplied by RC% (2.50%)
$126,337.76	: Contract Value to be annuitized (Contract Value less Recapture Charge on the Income Date)

APPENDIX C

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 201 4 from the Distributor in relation to the sale of our variable insurance products.

1st Global Capital Corporation	Beaconsfield Financial Services	CCO Investment Services Corp	Crown Capital Securities LP
Adirondack Trading Group, LLC	Benchmark Investments, Inc.	Centaurus Financial Inc.	CUNA Brokerage Services, Inc.
Advisory Group Equity Services, Ltd.	Beneficial Investment Services	Centennial Securities Co., Inc.	CUSO Financial Services Inc.
Aegis Capital Corp	Benjamin F Edwards & Co	Center Street Securities, Inc.	Cutter and Company
Allegheny Investments, Ltd.	Berthel Fisher & Co. Financial Services	Century Securities & Associates, Inc.	D.A. Davidson & Co.
Allegiance Capital, LLC	BestVest Investments, Ltd.	Ceros Financial Services INC	Dalton Strategic Investment Services, Inc.
Allegis Investment Services	BFT Financial Group, LLC	Cetera	Davenport & Company LLC
Allen & Company of Florida, Inc.	Blakeslee & Blakeslee, Inc.	Cetera Advisor Networks LLC	David A. Noyes & Company
Allen, Mooney & Barnes Brokerage	BMO Harris Financial Advisors, Inc.	Cetera Advisors LLC	Davinci Capital Management Inc.
Services, LLC	Bolton Global Capital	Cetera Financial Specialists, LLC	Dempsey Lord Smith LLC
American Capital Partners, LLC	BOSC, Inc.	Cetera Investment Services LLC	Despain Financial Corporation
American Equity Investment Corp	Brighton Securities	CFD Investments, Inc.	Deutsche Bank Securities, Inc.
American Independent Securities Group, LLC	Broker Dealer Financial Services Corporation	CFS Investments, Inc.	DFPG Investments
American Investors Company	Brokers International Financial Services, LLC	Chelsea Financial Services	Dime Investment Services
American Portfolios Financial Services, Inc.	Brooklight Place Securities	Citigroup Global Markets Inc.	Dominion Investor Services
Ameriprise Advisor Services Inc.	Bruce A. Lefavi Securities, Inc.	Client One Securities, LLC	Double Eagle Securities of America Inc.
Ameriprise Financial Services Inc.	Buckman, Buckman & Reid, Inc.	Coastal Equities, Inc.	Duncan Williams, Inc.
Ameritas Investment Corporation	Bueter & Company, Inc.	Commonwealth Financial Network	Eagle Equities, Inc.
Arete Wealth Management	Cabot Lodge Securities LLC	Community America Financial	Economy Securities Incorporated
Arque Capital, Ltd	Cadaret, Grant & Co Inc.	Solutions LLC	EDI Financial Inc.
Arvest Asset Management	Calton & Associates, Inc.	Compass Bancshares Ins Inc.	Edward Jones & Company
Associated Investment Services	Cambridge Investment Research, Inc.	Comprehensive Asset Management and	Edwin C. Blitz Investments
AURORA CAPITAL LLC	Cantella & Co, Inc.	Servicing, Inc.	Equity Services Inc.
Ausdal Financial Partners, Inc.	Cape Securities Inc.	Concorde Investment Services, LLC	Essex National Securities Inc.
Avalon Investment & Securities Group Inc.	Capital City Securities, LLC	Conover Securities Corporation	Fairport Capital, Inc.
AXA Advisors, LLC	Capital Financial Services	Coordinated Capital Securities, Inc.	FCG Advisors, LLC
B.C. Ziegler & Company	Capital Guardian, LLC	Core Capital Investments	Fenwick Securities, Inc.
BancWest Investment Services, Inc.	Capital Investment Group, Inc.	CoreCap Investments Inc.	Fifth Third Securities
Bankers & Investors Company	Capital One Investment Services, LLC	Correll Co. Investment Services	Financial Planning Consultants
Bannon, Ohanesian & Lecours, Inc.	Capital Synergy Partners, Inc.	Corporation	Financial Telesis Inc.
BB&T Investment Services Inc.	Capitol Securities Management, Inc.	Country Capital Management Co.	Financial West Investment Group
BB&T Securities, LLC	Cary Street Partners LLC	Country Club Financial Services Inc.	Fintegra Financial Solutions
BBVA Compass Investment Solutions Inc.	CBIZ Financial Solutions, Inc.	Cresap, Inc.	First Allied Securities, Inc
BCG Securities, Inc.	CCF Investments, Inc.	CREWS & ASSOCIATES Inc.	First American Securities

First Brokerage America LLC	Gradient Securities, LLC	Investment Professionals Inc.	Madison Avenue Securities, Inc.
First Citizens Financial Plus Inc.	Great Nation Investment Corporation	Investors Capital Corporation	McLaughlin Ryder Investments, Inc.
First Citizens Investor Services	Gregory Group	Investors Insurance Services	McNally Financial Services Corp
First Citizens Securities Corp.	GWN Securities Inc.	J P Turner & Co. LLC	Mercap Securities LLC
First Financial Equity Corporation	H Beck Inc.	J.W. Cole Financial Inc.	Mercer Allied Company, LP
First Heartland Capital, Inc.	H.D. Vest Investment Securities, Inc.	James T Borello & Co	Merrill Lynch
First Independent Financial Services	Halliday Financial	Janney, Montgomery Scott, LLC	Metlife Securities, Inc.
First Kentucky Securities Corporation	Hancock Investment Services LLC	JHS Capital Advisors Inc.	Michigan Securities, Inc.
First Midwest Securities	Hantz Financial Services	JJB Hilliard WL Lyons LLC	Mid Atlantic Capital Corporation
First National Capital Markets	Harbor Financial Services, LLC	John Hancock	Midamerica Financial Services Inc.
First Republic Securities Co.	Harbour Investments, Inc.	JP Morgan Securities	Mid-Atlantic Securities Inc.
First Tennessee Brokerage, Inc.	HARGER & COMPANY	JRL Capital Corporation	Minnesota – Deal Direct
First Western Securities, Inc.	Harger and Company, Inc.	Kalos Capital, Inc.	Mischler Financial Group, Inc.
FirstMerit Financial Services, Inc.	Harris Bancorp Insurance Services, Inc.	KCD Financial, Inc.	MML Investors Services, LLC
Focus Insurance Agency Inc.	Harvest Capital, LLC	Keppler Associates Inc.	Moloney Securities Co., Inc.
Foothill Securities, Inc.	Hazard & Siegel, Inc.	Key Investment Services	Money Concepts Capital Corp
Foresters Equity Services Inc.	HBW Securities, LLC	Keystone Capital Corporation	Money Concepts International
Fortune Financial Services, Inc.	Hefren-Tillotson, Inc.	KMS Financial Services Inc	Moors & Cabot, Inc.
Founders Financial Securities, LLC	Hornor, Townsend & Kent Inc.	Kovack Securities, Inc.	Morgan Stanley Smith Barney LLC
Fourth Street Financial Group, Inc.	HSBC Securities	L.M. Kohn & Company, Inc.	Morris Group, Inc.
FP Transitions LLC	Huntleigh Securities Corporation	Larson Financial	Moss Adams Securities & Insurance LLC
Frankenmuth Credit Union	IBC Investments	Lasalle St. Securities, LLC	Mutual of Omaha Investor Services Inc.
FSC Securities Corporation	IBN Financial Services, Inc.	Legend Equities Corporation	Mutual Securities, Inc.
FTB Advisors, Inc.	ICBA Financial Services	Leigh Baldwin & Co	Mutual Trust Company of America Sec.
Fulcrum Securities Inc.	IFS Securities	Leumi Investment Services, Inc.	National Planning Corporation
G F Investment Services	IMS Securities Inc.	LF Financial LLC	National Securities Corporation
G.W. Sherwold Associates Inc.	Independence Capital Co.	Liberty Group, LLC	Nations Financial Group, Inc.
G. A. Repple & Company	Independent Financial Group, LLC	Liberty Partners Financial Services,	Nationwide Planning Associates
Garden State Securities	Indiana Merchant Banking and Brokerage	LLC	Nationwide Securities, LLC
Gardner Financial Services, Inc.	Infinex Investments, Inc.	LifeMark Securities Corporation	Navy Federal Brokerage Services, LLC
Gary Goldbert & Company	Infinity Securities Inc.	Lincoln Financial Advisors Corporation	NBC Securities Inc.
GCD Advisors, LLC	ING/Voya Financial Advisers Inc.	Lincoln Financial Securities Corporation	New England Securities Corporation
Geneos Wealth Management, Inc.	Institutional Securities Corporation	Lincoln Investment Planning Inc.	New Horizons Asset Management
Gentry Partners Ltd	Intercarolina Financial Services, Inc.	Lombard Securities	Newbridge Securities Corporation
GFA Securities LLC	Intercontinental Asset Management Group	Long Island Financial Group, Inc.	Newport Coast Securities
Girard Securities, Inc.	INTERVEST INTERNATIONAL	LPL Financial Services	NEXT Financial Group, Inc.
Global Brokerage Services, Inc.	INVEST Financial Corporation	Lucia Securities, LLC	NFP Securities, Inc.
Globalink Securities Inc.	Investacorp, Inc.	M Griffith Investment Services	Nicol Investors Corporation
GLP Investment Services, LLC	Investment Centers of America Inc.	M. Holdings Securities, Inc.	North Ridge Securities Corporation
Gold Coast Securities, Inc.	Investment Network, Inc.	Mack Investment Securities, Inc.	Northeast Securities, Inc.

Northwestern Mutual Investment Services,	Regulus Advisors LLC	SunTrust Investment Services, Inc.	Variable Investment Advisors, Inc.
LLC	Rendler Sales Consulting, LLC	SWBC Investment Services	VSR Financial Services, Inc.
NPB Financial Group, LLC	Resource Horizons Group	SWS Financial Services, Inc.	Waddell & Reed, Inc.
NYLife Securities, Inc.	Rhodes Securities, Inc.	Symetra Securities Inc.	Wall Street Financial Group
O.N. Equity Sales Company	Ridgeway & Conger Inc.	Symphonic Securities LLC	Wall Street Strategies Inc.
Oak Grove Investment Services, Inc.	RNR Securities LLC	Synovus Securities Inc.	Wayne Hummer Investments, LLC
Oak Tree Securities, Inc.	Robert W. Baird & Co. Inc.	T.S. Phillips Investments, Inc.	Wedbush Securities Inc.
OFG Financial Services, Inc.	Rogan and Associates	Taylor Capital Management	Wellington Shields & Co. LLC
OneAmerica Securities, Inc.	Royal Alliance Associates Inc	Teckmeyer Financial Services	Wells Fargo Advisors LLC
Oppenheimer & Co. Inc.	Royal Securities Company	TFS Securities, Inc.	WesBanco Securities, Inc.
Packerland Brokerage Services	Sagepoint Financial Inc.	The Gregory Group Inc.	Wescom Financial Services, LLC
Paradigm Equities, Inc.	Sandlapper Securities LLC	The Huntington Investment Company	Western International Securities Inc.
Park Avenue Securities LLC	Santander Securities LLC	The Investment Center, Inc.	Westminster Financial Securities
Parkland Securities, LLC/Sammons Securities	Saxony Securities, Inc.	The Leaders Group, Inc.	Westport Capital Markets, LLC
Company LLC	SCF Securities, Inc.	The O.N. Equity Sales Company	WFG Investments, Inc.
Parsonex Securities, LLC	Schlitt Investor Services Inc.	The Strategic Financial Alliance, Inc.	Wilbanks Securities, Inc.
Peoples Securities Inc.	Securian Financial Services, Inc.	The Windmill Group	William C. Burnside & Company, Inc.
Petersen Investments, Inc.	Securities America, Inc.	Thomas McDonald Partners	Williams Financial Group
PFA Security Asset Management Inc.	Securities Equity Group	Thoroughbred Financial Services, LLC	Woodbury Financial Services, Inc.
Phillips Securities Insurance Agency	Securities Management & Research, Inc.	Thrivent Investment Management	Woodmen Financial Services, Inc.
PlanMember Securities Corporation	Securities Service Network Inc.	Thurston, Springer, Miller, Herd and	World Equity Group, Inc.
Planned Investment Co, Inc.	Sigma Financial Corporation	Titak Inc.	World Financial Group
PNC Investments LLC	Signator Financial Services, Inc.	Titlelist Asset Management Ltd.	Worth Financial Group Inc.
Port Securities, Inc.	Signator Investors, Inc.	TransAm Securities, Inc.	WRP Investments, Inc.
Presidential Brokerage, Inc.	SII Investments Inc.	Transamerica Financial Advisors, Inc.	Wunderlich Securities, Inc.
Prime Capital Services Inc.	Silver Oak Securities	Triad Advisors, Inc.	WWK Investments, Inc.
Prime Solutions Securities, Inc.	Sorrento Pacific Financial, LLC	Tricor Financial, LLC
Princor Financial Services	Southeast Investments, N.C., Inc.	Trustmont Financial Group, Inc.
Private Client Services, LLC	Southwest Securities, Inc.	UBS Financial Services, Inc.
Pro Equities, Inc.	St. Bernard Financial Services, Inc.	Umpqua Investments Inc.
Prospera Financial Services Inc.	Stephens Inc.	UnionBanc Investment Services LLC
PTS Brokerage LLC	Sterne Agee Financial Services Inc.	United Brokerage Services, Inc.
Purshe Kaplan Sterling Investments	Sterne, Agee & Leach, Inc.	United Planners Financial Services of
Quayle & Co. Securities	Stifel Nicolaus & Company Inc.	America
Quest Securities	Strategic Financial Alliance	Univest Investments Inc.
Questar Capital Corporation	Summit Brokerage Services Inc.	U.S. Bancorp Investments, Inc.
Quick and Reilly Inc.	Summit Equities, Inc.	USA Financial Securities Corporation
Raymond James & Associates Inc.	Summitt Brokerage Services	Uvest Financial Services Group, Inc.
RBC Capital Markets Corporation	Sun America Securities	Valic Financial Advisors Inc.
RBC Dain Rauscher Inc.	Sun Trust Capital Markets	ValMark Securities, Inc.
Regal Securities, Inc.	Sunset Financial Services, Inc.	Vanderbilt Securities LLC Inc

APPENDIX D

GMAB PROSPECTUS EXAMPLES

PLEASE NOTE:  EFFECTIVE MAY 1, 2011, THIS ENDORSEMENT IS NO LONGER AVAILABLE TO ADD TO A CONTRACT AND RE-ELECTIONS OF THE GMAB ARE NO LONGER PERMITTED.

Unless otherwise specified, the following examples assume you elected a GMAB with a Guarantee Period of 10 years when you purchased your Contract, on your application you chose to allocate 80% of your Premium to the Investment Divisions and 20% to the 5 Year Fixed Account Option (with a crediting rate of 3.25%), the required allocation percentage to the GMAB Fixed Account is 30%, the crediting rate for the GMAB Fixed Account is 3.50%, no other optional benefits were elected, your initial Premium payment was $100,000. All partial withdrawals include any applicable withdrawal charges.

Example 1:  At election, a percentage of your funds is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is determined.

•	If the GMAB is elected at issue:
o	$30,000 is allocated to the GMAB Fixed Account, which is 30% of your initial Premium payment.
o	$56,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your initial Premium Payment.
o	$14,000 is allocated to the 5 Year Fixed Account Option, which is 20% of the remaining 70% of your initial Premium Payment.
o	Your Guaranteed Value is $100,000, which is your initial Premium payment.

Example 2: Upon payment of a subsequent Premium within 90 days of the Issue Date of the Contract, a percentage of your Premium payment is automatically allocated to the GMAB Fixed Account and your Guaranteed Value is re-determined.  Your Guaranteed Value is subject to a maximum of $5,000,000.

•	Example 2a: If you make an additional Premium payment of $50,000 and your Guaranteed Value is $100,000:
o	$15,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
o	$28,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
o	$7,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
o	Your Guaranteed Value is $150,000, which is your additional Premium payment plus the Guaranteed Value before your additional Premium Payment.

•	Example 2b: If you make an additional Premium payment of $4,950,000 and your Guaranteed Value is $100,000:
o	$1,485,000 is allocated to the GMAB Fixed Account, which is 30% of your additional Premium payment.
o	$2,772,000 is allocated to the Investment Divisions, which is 80% of the remaining 70% of your additional Premium Payment.
o	$693,000 is allocated to another 5 Year Fixed Account Option, which is 20% of the remaining 70% of your additional Premium Payment.
o	Your Guaranteed Value is $5,000,000, which is the maximum since your additional Premium payment plus the Guaranteed Value before your additional Premium Payment exceeds the maximum of $5,000,000.

•	Note:
o	An initial Contract Value that exceeds the Guaranteed Value at the beginning of the Guarantee Period diminishes the value of the GMAB.

Example 3: If you take a partial withdrawal of $15,000 at the end of the third Contract Year, while the GMAB is in effect, the GMAB Fixed Account value, Fixed Account Option values, Separate Account Contract Value and Guaranteed Value are re-determined.

•
Example 3a:  If your Separate Account Contract Value is $65,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $113,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o	$4,389.17 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $28,872.37.
o	$8,577.36 is deducted from your Investment Divisions and the new Separate Account Contract Value is $56,422.64.
o	$2,033.47 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $13,376.37
o	Your total new Contract Value is $98,671.38.

o
Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $98,671.38 divided by $113,671.38 (87%).  The new Guaranteed Value is 87% of the original Guaranteed Value, which is $86,804.07.

•
Example 3b:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $33,261.54 and your 5 Year Fixed Account Option value is $15,409.84 for a total Contract Value of $78,671.38 just before the withdrawal, the withdrawal is taken proportionately from each account:

o	$6,341.86 is deducted from your GMAB Fixed Account and the new GMAB Fixed Account value is $26,919.67.
o	$5,720.00 is deducted from your Investment Divisions and the new Separate Account Contract Value is $28,280.00.
o	$2,938.14 is deducted from your 5 Year Fixed Account Option and the new 5 Year Fixed Account Option value is $12,471.70.
o	Your total new Contract Value is $63,671.38.
o
Your Guaranteed Value of $100,000 is reduced by the same proportion that your total Contract Value is reduced, which is $63,671.38 divided by $78,671.38 (81%).  The new Guaranteed Value is 81% of the original Guaranteed Value, which is $80,933.35.

o
Note:  This example illustrates that, when the Contract Value is less than the GV at the time a partial withdrawal is made, the partial withdrawal reduces the GV by a dollar amount that is greater than the dollar amount withdrawn.

•	Note:
o	As examples 3a and 3b together illustrate, the impact of a withdrawal on the Guaranteed Value in a down market is greater than that in an up market.
o
Withdrawals from the Fixed Account Options and the GMAB Fixed Account may be subject to an Excess Interest Adjustment.  Withdrawal charges may also apply and the net withdrawal may be less than $15,000.

Example 4:  If you terminate your GMAB on your seventh Contract Anniversary, the entire GMAB Fixed Account value is automatically transferred to the Investment Divisions and Fixed Account Options according to your specified Premium allocations.  The amount transferred from the GMAB Fixed Account is subject to an Excess Interest Adjustment.

•
Example 4a:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $38,168.38 and your 5 Year Fixed Account Option value is $17,512.92 for a total Contract Value of $100,681.30 just before you terminate your GMAB and the crediting rate for a new 10 Year GMAB Fixed Account is 4.00%:

o
$38,168.38 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.  The amount transferred is subject to an Excess Interest Adjustment, which reduces the amount transferred by $1,085.29 for a net transfer of $37,083.09

o	$29,666.47 is transferred to the Investment Divisions, which is 80% of the net transfer from the GMAB Fixed Account. Your new Separate Account Contract Value is $74,666.47.
o	$7,416.62 is transferred to a 5 Year Fixed Account Option, which is 20% of the net transfer from the GMAB Fixed Account. Your new Fixed Account Option value is $24,929.54
o	Your total new Contract Value is $99,596.01.

Example 5:  At the end of the Guarantee Period, the excess of the Guaranteed Value over the Contract Value, if any, is credited to your Contract Value according to your specified Premium allocations.

•
Example 5a:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

o	The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
o	$1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.
o	$6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
o	Your total new Contract Value is $100,000.
o	$42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
o	$8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $29,421.21.
o	$33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $70,578.79.
o	Your new Guaranteed Value is $0 and your GMAB charges cease.

•
Example 5b:  If your Separate Account Contract Value is $30,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $91,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o	The amount of the benefit is $8,405.52, which is the excess of the Guaranteed Value over the Contract Value.
o	$1,681.10 is deposited in a 5 Year Fixed Account Option, which is 20% of the amount of the benefit amount.

o	$6,724.42 is deposited in the Investment Divisions, which is 80% of the benefit amount.
o	Your total new Contract Value is $100,000.
o	$12,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $30,000, which is 30% of your Contract Value.
o	$2,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $23,421.21.
o	$9,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $46,578.79.
o	Your new Guaranteed Value is $100,000.

•
Example 5c:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you do not request to re-elect the GMAB:

o	The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
o	Your total Contract Value is $106,594.48.
o	$42,317.96 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $0.
o	$8,463.59 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $27,740.11.
o	$33,854.37 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $78,854.37.
o	Your new Guaranteed Value is $0 and your GMAB charges cease.

•
Example 5d:  If your Separate Account Contract Value is $45,000, your GMAB Fixed Account value is $42,317.96 and your 5 Year Fixed Account Option value is $19,276.52 for a total Contract Value of $106,594.48 at the end of the Guarantee Period and you request to re-elect the GMAB:

o	The amount of the benefit is $0, since your Contract Value is greater than the Guaranteed Value.
o	Your total Contract Value is $106,594.48.
o	$10,339.62 is transferred from your GMAB Fixed Account Value and your new GMAB Fixed Account Value is $31,978.34, which is 30% of your Contract Value.
o	$2,067.92 is transferred to a 5 Year Fixed Account Option, which is 20% of the amount transferred from the GMAB Fixed Account. Your new Fixed Account Options value is $21,344.44.
o	$8,271.70 is transferred to the Investment Divisions, which is 80% of the amount transferred from the GMAB Fixed Account. Your new Separate Account Contract Value is $53,271.70.
o	Your new Guaranteed Value is $106,594.48.

APPENDIX E

GMWB PROSPECTUS EXAMPLES

Unless otherwise specified, the following examples assume you elected a GMWB with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, no prior partial withdrawals have been made, and the bonus percentage (if applicable) is 7%.  The examples also assume that the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If you elected a GMWB other than a GMWB with a 5% benefit, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage.

See Appendix F for examples regarding Jackson Select GMWB and Jackson Select GMWB with Joint Option for those endorsements issued on or after October 11, 2010, as well as Jackson Select Protector GMWB, LifeGuard Freedom Flex GMWB, and LifeGuard Freedom Flex with Joint Option GMWB.  See Appendix H for examples regarding the LifeGuard Freedom 6 Net GMWB, LifeGuard Freedom 6 Net GMWB with Joint Option, and MarketGuard Stretch GMWB.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	If your endorsement includes an Earnings-Sensitive Adjustment, your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
♦	If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GWB is not reduced by the Recapture Charge at the time the GMWB is elected or converted.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-
Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of a GMWB Income Option.

-
If your endorsement allows for re-determination of the GAWA%, your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision, your initial 200% GWB adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% Guaranteed Withdrawal Balance Adjustment provision, your initial 400% GWB adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB death benefit is set equal to your initial GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract.

Example 2: This example demonstrates how your GAWA% is determined.  If your endorsement contains a varying benefit percentage, your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of the a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your contract at the time of the Premium Payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

-
If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus the Contract Enhancement resulting from the Premium payment ($2,500).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦
Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500). If your endorsement does not contain a varying benefit percentage and was issued on or after May 1, 2011, your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of the amount of increase in your GWB resulting from the additional Premium payment.

♦
If your endorsement includes an Earnings-Sensitive Adjustment and your GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Note that GMWB Earnings Determination Baseline is not subject to a maximum.

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	If your endorsement contains a varying benefit percentage:
-	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
-	If your endorsement allows for re-determination of the GAWA%, your BDB is increased by the Premium payment.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes a 200% Guaranteed Withdrawal Balance Adjustment provision:
-
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 3a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 200% of the additional Premium payment.  The resulting 200% GWB adjustment is $200,000 + $100,000 = $300,000.

-
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB adjustment value before the additional Premium payment is $200,000, then the 200% GWB adjustment is increased by 100% of the additional Premium payment.  The resulting 200% GWB adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit is increased by the Premium payment, subject to a maximum of $5,000,000.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline is increased by the Premium payment.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA for endorsements for non-qualified and qualified contracts that do not permit withdrawals in excess of the GAWA or which is the greater of your GAWA or your RMD for those GMWBs related to qualified contracts that permit withdrawals in excess of the GAWA to equal your RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit may be reduced.  In the case where your GMWB death benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
An Earnings-Sensitive Adjustment may apply to your withdrawal, which will allow you to withdraw additional amounts from your contract during that Contract Year without causing a proportional reduction of your GMWB.  See Examples 13a and 13b.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪	Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $91,200, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($130,000 - $10,000 = $120,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-	If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year remains $5,000, since it is recalculated to equal the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($120,000*0.05 = $6,000).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $90,250, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Otherwise, your new GWB is $90,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($105,000 - $10,000 = $95,000).

♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $4,750, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($95,000*0.05 = $4,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,000 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date, and the amount of your final withdrawal would be less than your GAWA (and equal to your remaining GWB).  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $4,500, which is 5% of your new GWB ($90,000*0.05 = $4,500).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($90,000 / $4,500 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦	Your GWB is recalculated based on the type of endorsement you have elected and the effective date of the endorsement.
-	If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your new GWB is $85,500, which is your GWB reduced dollar for dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].
-	Otherwise, your new GWB is $45,000, which is the lesser of 1) your GWB prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000) or 2) your Contract Value prior to the withdrawal less the amount of the withdrawal ($55,000 - $10,000 = $45,000).
♦
Your GAWA is recalculated based on the type of endorsement you have elected and/or the effective date of the endorsement.  In addition, if you have elected a For Life GMWB, your For Life Guarantee may be impacted depending on the effective date of the endorsement.

-	If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007 or if your endorsement does not contain an annual step-up provision, is effective on or after 5/3/2010, and is not a For Life GMWB, your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500]. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.
-
Otherwise, if your endorsement is a For Life GMWB and is effective prior to 05/01/2006 or if your endorsement is not a For Life GMWB, your GAWA for the next year is recalculated to equal $2,250, which is the lesser of 1) your GAWA prior to the withdrawal ($5,000) or 2) 5% of your Contract Value after the withdrawal ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  In addition, if you have elected a For Life GMWB, your For Life Guarantee becomes null and void since the amount of the withdrawal exceeds your GAWA.

-
Otherwise, your GAWA is recalculated to equal $2,250, which is 5% of your new GWB ($45,000*0.05 = $2,250).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($45,000 / $2,250 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your endorsement contains a varying benefit percentage and allows for re-determination of your GAWA%, your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision, your bonus base is recalculated to equal the lesser of 1) your bonus base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	If your endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 13.

-
Your GWB will be reduced dollar for dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 13c.

Example 6: This example illustrates how GMWB values are re-determined upon step-up.  (This example only applies if your endorsement contains a step-up provision.)

▪
Example 6a: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦
If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-	If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

▪
Example 6b: This example demonstrates what happens if at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your initial Premium is $100,000.  Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%.  In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

♦
If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

▪	Notes:
♦
Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.  If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 7: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.  (This example only applies if your endorsement contains a step-up provision.)

▪
Example 7a: This example demonstrates what happens if prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

-
If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If your endorsement contains an annual step-up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.
♦
If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

♦
If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

♦	If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).
-	If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.
♦	If your endorsement contains a Guaranteed Withdrawal Balance Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

♦
If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values.  The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any Premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was  issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See example 13 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.  (This example only applies during the Bonus Period if your endorsement contains a Guaranteed Withdrawal Balance Bonus provision.)

▪	Example 8a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your bonus base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is recalculated to equal $5,350, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 8b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your bonus base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your bonus base is not recalculated upon the application of the bonus to your GWB.
♦
If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.

♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	If your endorsement includes a Guaranteed Withdrawal Balance Adjustment provision, your GWB adjustment remains unchanged since the GWB adjustment is not impacted by the application of the bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since the GMWB death benefit is not impacted by the application of the bonus.
♦
If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, and if your GAWA falls below your GWB, your GAWA will be adjusted to equal your GWB.  Depending on when your Contract was issued, this will occur either at the time a withdrawal causes the GWB to fall below the GAWA, or at the end of your Contract Year if your GWB is at that time less than your GAWA.

♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 9: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 9a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 9b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 9c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008, your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).  If your endorsement is effective prior to 12/03/2007, your reset date is the Contract Anniversary on or immediately following your 65th birthday (or the youngest Covered Life's 65th birthday if your endorsement is a For Life GMWB with Joint Option).  Otherwise, your reset date is the Contract Anniversary on or immediately following your 60th birthday.

Example 10: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement is effective on or after 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.  If your endorsement is effective prior to 03/31/2008 and has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life's 65th birthday.

♦	If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision, your bonus base remains unchanged at the time of continuation.
♦	If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged at the time of continuation.
♦	If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 11: This example demonstrates how the GWB is re-determined upon application of the 200% Guaranteed Withdrawal Balance Adjustment, your GWB is re-determined.  (This example only applies if your endorsement contains a 200% Guaranteed Withdrawal Balance Adjustment or a 400% Guaranteed Withdrawal Balance Adjustment provision.  If your endorsement contains a 400% Guaranteed Withdrawal Balance Adjustment provision, the examples below still apply, given that you replace the 200% in each of the calculations with 400%)

▪
Example 11a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($160,000) or 2) the 200% GWB adjustment ($200,000).

▪
Example 11b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB adjustment ($210,000) or 2) the 200% GWB adjustment ($200,000).

▪	Notes:
♦	The 200% GWB adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your bonus base since the bonus base is not impacted by the 200% GWB adjustment.
♦	If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the 200% GWB adjustment.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, no adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the 200% GWB adjustment.

Example 12: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Month Anniversary via the formulas defined in the Transfer of Assets Methodology in Appendix G.  The annuity factors referenced in this example are also found in Appendix G.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 12a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 12b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less than 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 12c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the bonus base, the GWB adjustment, or the GMWB death benefit as a result of the transfer.

Example 13: This example expands on the basic examples at pages and and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.  (This example only applies if your endorsement contains an Earnings-Sensitive Adjustment provision.)

▪
Example 13a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 13c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:
$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

 Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar for dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

APPENDIX F

GMWB PROSPECTUS EXAMPLES

Guaranteed Minimum Withdrawal Benefits for a Single Life or two Covered Lives with Combinations of Optional Bonus Percentage Amounts, Annual or Quarterly Contract Value-Based Step-Ups (“LifeGuard Freedom Flex” and “LifeGuard Freedom Flex with Joint Option GMWB”)

For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment, Annual Step-Up and Transfer of Assets (“Jackson Select With Joint Option GMWB”) for Endorsements Issued on or After October 11, 2010 (no longer offered as of May 1, 2011)

For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up and Transfer of Assets (“Jackson Select Protector GMWB”)  (No longer offered as of April 29, 2013)

Unless otherwise specified, the following examples apply to and assume you elected either LifeGuard Freedom Flex, LifeGuard Freedom Flex with Joint Option, Jackson Select, Jackson Select With Joint Option, or Jackson Select Protector GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits other than any available Contract Enhancement that could be elected, your initial Premium payment, net of any applicable Premium taxes, was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made.  The examples generally only assume a 200% Guaranteed Withdrawal Balance Adjustment (GWB Adjustment) unless specifically noted, as a 400% GWB Adjustment is not available under all GMWBs.  The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 7%, the Contract Enhancement is 5% and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus at page 89.  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.  If you elected a GMWB with a bonus percentage other than 7%, the examples will still apply if you replace the 7% in each of the bonus calculations with the appropriate bonus percentage for the GMWB you elected. References to the GMWB Death Benefit refer to a death benefit provided by certain GMWB endorsements, but not to any separate death benefit endorsement.

Example 1: This example demonstrates how GMWB values are set at election.  This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment, net of any applicable Premium taxes.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

♦	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 2: This example demonstrates how GMWB values are set at election.  This example applies ONLY if your endorsement was issued before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:
♦	Your initial GWB is $105,000, which is your initial Premium payment ($100,000), net of any applicable Premium taxes, plus any Contract Enhancement ($100,000*0.05=$5,000).
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2b: If the GMWB is added after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the contract, subject to availability.

♦	If your endorsement includes a GWB Bonus provision, your initial Bonus Base is set equal to your GWB at the time of election.
♦	If your endorsement includes a 200% GWB Adjustment provision, your initial 200% GWB Adjustment is set equal to 200% times your initial GWB.
♦	If your endorsement includes a 400% GWB Adjustment provision, your initial 400% GWB Adjustment is set equal to 400% times your initial GWB.
♦	If your endorsement includes a GMWB Death Benefit provision, your initial GMWB Death Benefit is set equal to your initial GWB.

Example 3: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪
Your GAWA% will be re-determined based on your attained age if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment, net of applicable premium taxes, of $50,000, and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes ($50,000*0.05 = $2,500).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, net of any applicable Premium taxes, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, net of any applicable Premium taxes. The BDB is not subject to a maximum of $5,000,000.
♦	If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.
♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 4a, you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes.  The resulting 200% GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes.  The resulting 200% GWB Adjustment is $200,000 + $50,000 = $250,000.

♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, subject to a maximum of $5,000,000.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment, net of any applicable Premium taxes, of $50,000 and your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract:

♦
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment, net of any applicable Premium taxes ($50,000), plus your Contract Enhancement ($2,500).  Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

♦
Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 5a, you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 200% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $105,000 = $305,000.

♦
If your endorsement includes a 200% GWB Adjustment provision and the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your 200% GWB Adjustment is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your 200% GWB Adjustment value before the additional Premium payment is $200,000, then the 200% GWB Adjustment is increased by 100% of the additional Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement.  The resulting 200% GWB Adjustment is $200,000 + $52,500 = $252,500.

♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit is increased by the Premium payment, net of any applicable Premium taxes, plus any Contract Enhancement, subject to a maximum of $5,000,000.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is your GAWA, or for certain tax-qualified Contracts only, the RMD (if greater than the GAWA)).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the death of any Owner or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your initial and unchanged RMD ($7,500), it would take approximately an additional   12 years to deplete your GWB ($92,500 / $7,500 per year = approximately 12  years), provided that there are no further adjustments made to your GWB or your RMD (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your RMD could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 12  years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit may be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, it will be reduced by the amount of the withdrawal since the withdrawal did not exceed the greater of the GAWA or the RMD.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦	Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the any death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
Your new GWB is $90,250, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

-
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see below), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if your For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
If your endorsement includes a GWB Bonus provision, your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no Bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment provision is terminated since a withdrawal is taken.
♦
If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit will be reduced.  In the case where your GMWB Death Benefit is reduced for all withdrawals, the GMWB Death Benefit is reduced in the same manner that the GWB is reduced; it is first reduced dollar for dollar for the GAWA and then is reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.  Otherwise, your GMWB Death Benefit is only reduced in the same proportion that the Contract Value is reduced for the amount of the withdrawal in excess of the GAWA.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB..
♦
The Excess Withdrawal is defined to be the lesser of the total amount of the current partial withdrawal, or the amount     by which the cumulative partial withdrawals for the current Contract Year exceeds the greater of the GAWA or the RMD, as applicable.

♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 8: This example illustrates how GMWB values are re-determined upon automatic step-up.

▪
Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•
Your GAWA% is set to 6%, since your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) ($200,000) is greater than your BDB ($100,000).

•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•
Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).

♦
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-	If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪
Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000:

♦
Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).

♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.  However, in this case, it is assumed that your BDB is $100,000.  See examples 1, 2, 4, and 5 for a description of how the BDB is determined.  Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($90,000).  Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

♦
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:
♦
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

♦
Your GWB will only step-up to the Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) if the Contract Value is greater than your GWB at the time of the automatic step-up.

♦	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	If your endorsement includes a 200% GWB Adjustment provision, your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.
♦	If your endorsement contains a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since step-ups do not impact the GMWB death benefit.
♦
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision (if applicable) to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GWB is $100,000, your GWB is due to Step Up automatically, and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is equal to $10,000, which is 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) becomes $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable).  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your endorsement includes a GWB Bonus provision and your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If your endorsement includes a GWB Bonus provision and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) at the time of step-up ($195,000).

▪	Notes:
♦	As the example illustrates, when considering a request for a withdrawal at or near the same time as application of a step-up, the order of the two transactions may impact your GAWA.
-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	If your endorsement includes a GWB Bonus provision, your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	The GAWA% is determined at the time of the withdrawal (if not previously determined).
-	The GAWA% is re-determined upon step-up if your Contract Value (as determined based on either the Contract Anniversary Value or the Highest Quarterly Contract Value, as applicable) is greater than your BDB.
♦
If your endorsement includes a 200% GWB adjustment provision, your GWB Adjustment provision is terminated at the time of the withdrawal. If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement contains a GMWB Death Benefit provision, the GMWB Death Benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB Death Benefit may be reduced for the withdrawal.

♦
If your endorsement was issued on or after 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦
If your endorsement was issued before 04/29/2013 and if your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the step-up is determined. The quarterly adjusted Contract Value is equal to the Contract Value on the Contract Quarterly Anniversary, plus any Premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable Premium taxes, plus any Contract Enhancement, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Bonus applied to your GWB.  (This example only applies if your endorsement contains a GWB Bonus provision.)

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $107,000, which is equal to your GWB plus 7% of your Bonus Base ($100,000 + $100,000*0.07 = $107,000).
♦	Your GAWA for the next year is equal $5,350, which is 5% of your new GWB ($107,000*0.05 = $5,350).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($107,000 / $5,350 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $97,000, which is equal to your GWB plus 7% of your Bonus Base ($90,000 + $100,000*0.07 = $97,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the Bonus ($5,000) or 2) 5% of your new GWB ($97,000*0.05 = $4,850).
♦
After the application of the Bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($97,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the Bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the Bonus (as described above) only if the application of the Bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the Bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the Bonus.
♦	If your endorsement includes a GMWB Death Benefit provision, your GMWB Death Benefit remains unchanged since the GMWB Death Benefit is not impacted by the application of the Bonus.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee for the LifeGuard Freedom Flex and the LifeGuard Freedom Flex with Joint Option becomes effective after the effective date of the endorsement at age 591/2.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.  (This example only applies if your endorsement is a For Life GMWB that contains a For Life Guarantee that becomes effective after the effective date of the endorsement.)

▪	Example 11a: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).

♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the date the For Life Guarantee becomes effective, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the date the For Life Guarantee becomes effective, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or begin on the date the For Life Guarantee becomes effective. The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the youngest Covered Life attaining the age of 59 ½.  Your Bonus Base remains unchanged at the time of continuation.

♦	Your BDB remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the 200% GWB Adjustment.  (If your endorsement contains a 400% GWB Adjustment provision, the examples below still apply, by replacing the 200% in each of the calculations with 400%.  This example only applies if your endorsement contains a 200% GWB Adjustment provision or a 400% GWB Adjustment provision.)

▪
Example 13a: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $160,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($160,000) or 2) the 200% GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the 200% GWB Adjustment Date, your GWB is $210,000, your 200% GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the 200% GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the 200% GWB Adjustment ($210,000) or 2) the 200% GWB Adjustment ($200,000).

▪	Notes:
♦	The 200% GWB Adjustment provision is terminated on the 200% GWB Adjustment Date after the 200% GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the 200% GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the 200% GWB Adjustment.
♦	If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB Death Benefit since the GMWB Death Benefit is not impacted by the 200% GWB Adjustment.

Example 14: This example demonstrates how funds are transferred to or from the GMWB Fixed Account, on each Contract Monthly Anniversary, via the formulas defined in the Transfer of Assets Methodology in Appendix G.  The annuity factors referenced in this example are also found in Appendix G.  (This example only applies if your endorsement contains a Transfer of Assets provision.)

▪
Example 14a: This example demonstrates what happens if on your first Contract Monthly Anniversary, your annuity factor is 15.26, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $0, your Separate Account Contract Value is $95,000, and your Fixed Account Contract Value is $5,000:

♦	Your liability is equal to $91,560, which is your GAWA multiplied by your annuity factor ($6,000 * 15.26 = $91,560).
♦
The ratio is equal to 91.56%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($91,560 - $0) / ($95,000 + $5,000) = 91.56%].

♦
Since the ratio (91.56%) is greater than 83%, funds are transferred from the Investment Divisions and the Fixed Account Options to the GMWB Fixed Account.  The amount of the transfer is equal to $57,800, which is the lesser of 1) the Separate Account Contract Value plus the Fixed Account Contract Value ($95,000 + $5,000 = $100,000) or 2) the liability (net of the GMWB Fixed Account Contract Value) less 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($91,560 - $0 - 0.80*($95,000 + $5,000)) / (1 - 0.80) = $57,800].

♦	Your GMWB Fixed Account Contract Value is $57,800, which is your previous GMWB Fixed Account Contract Value plus the amount of the transfer ($0 + $57,800 = $57,800).
♦
Your Separate Account Contract Value is $40,090, which is your previous Separate Account Contract Value less the amount of the transfer multiplied by the ratio of the Separate Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$95,000 - $57,800 * ($95,000 / ($95,000 + $5,000)) = $40,090].

♦
Your Fixed Account Contract Value is $2,110, which is your previous Fixed Account Contract Value less the amount of the transfer multiplied by the ratio of the Fixed Account Contract Value to the sum of the Separate Account Contract Value and the Fixed Account Contract Value [$5,000 - $57,800 * ($5,000 / ($95,000 + $5,000)) = $2,110].

▪
Example 14b: This example demonstrates what happens if on your 13th Contract Monthly Anniversary, your annuity factor is 14.83, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $15,000, your Separate Account Contract Value is $90,000, your Fixed Account Contract Value is $10,000, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $88,980, which is your GAWA multiplied by your annuity factor ($6,000 * 14.83 = $88,980).
♦
The ratio is equal to 73.98%, which is the liability (net of the GMWB Fixed Account Contract Value) divided by the sum of the Separate Account Contract Value and the Fixed Account Contract Value [($88,980 - $15,000) / ($90,000 + $10,000) = 73.98%].

♦
Since the ratio (73.98%) is less 77%, funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $15,000, which is the lesser of 1) the GMWB Fixed Account Contract Value ($15,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($15,000 - $88,980 + 0.80 * ($90,000 + $10,000)) / (1 - 0.80) = $30,100].

♦	Your GMWB Fixed Account Contract Value is $0, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($15,000 - $15,000 = $0).
♦
Your Separate Account Contract Value is $104,250, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($90,000 + $15,000 * 0.95 = $104,250).

♦
Your Fixed Account Contract Value is $10,750, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($10,000 + $15,000 * 0.05 = $10,750).

▪
Example 14c: This example demonstrates what happens if on your 25th Contract Monthly Anniversary, your annuity factor is 14.39, your GAWA is $6,000, your GMWB Fixed Account Contract Value is $100,000, your Separate Account Contract Value is $0, your Fixed Account Contract Value is $0, your current allocation percentage to the Investment Divisions is 95%, and your current allocation percentage to the Fixed Account Options is 5%:

♦	Your liability is equal to $86,340, which is your GAWA multiplied by your annuity factor ($6,000 * 14.39 = $86,340).
♦	The ratio is not calculated since the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero.
♦
Since all funds are allocated to the GMWB Fixed Account and the GMWB Fixed Account Contract Value ($100,000) is greater than the liability ($86,340), funds are transferred from the GMWB Fixed Account to the Investment Divisions and the Fixed Account Options.  The amount of the transfer is equal to $68,300, which is the lesser of 1) the GMWB Fixed Account Contract Value ($100,000) or 2) the GMWB Fixed Account Contract Value less the liability plus 80% of the sum of the Separate Account Contract Value and the Fixed Account Contract Value, divided by the difference between one and 80% [($100,000 - $86,340 + 0.80 * ($0 + $0)) / (1 - 0.80) = $68,300].

♦	Your GMWB Fixed Account Contract Value is $31,700, which is your previous GMWB Fixed Account Contract Value less the amount of the transfer ($100,000 - $68,300 = $31,700).
♦
Your Separate Account Contract Value is $64,885, which is your previous Separate Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Investment Divisions ($0 + $68,300 * 0.95 = $64,885).

♦
Your Fixed Account Contract Value is $3,415, which is your previous Fixed Account Contract Value plus the amount of the transfer multiplied by your current allocation percentage to the Fixed Account Options ($0 + $68,300 * 0.05 = $3,415).

▪	Notes:
♦
If your GAWA had not yet been determined prior to the transfer of assets calculation, the GAWA used in the liability calculation will be based on the GAWA% for your attained age (or the attained age of the youngest Covered Life if your endorsement is a For Life GMWB with Joint Option) at the time of the calculation multiplied by your GWB at that time.

♦
The amount transferred from each Investment Division and Fixed Account Option to the GMWB Fixed Account will be in proportion to their current value.  The amount transferred to each Investment Division and Fixed Account Option will be based on your most current Premium allocation instructions.

♦	Funds transferred out of the Fixed Account Option(s) will be subject to an Excess Interest Adjustment (if applicable).
♦	No adjustments are made to the GWB, the GAWA, the Bonus Base (if applicable), the GWB Adjustment (if applicable), or the GMWB Death Benefit as a result of the transfer.

APPENDIX G

TRANSFER OF ASSETS METHODOLOGY

On each Contract Monthly Anniversary, transfers to or from the GMWB Fixed Account will be determined based on the formulas defined below.

Liability = GAWA x annuity factor

The Liability calculated in the above formula is designed to represent the projected value of this GMWB’s benefits.  If the GAWA% has not yet been determined, the GAWA used in the Liability calculation will be based on the GAWA% corresponding to the Owner’s (or oldest Joint Owner’s) attained age at the time the Liability is calculated, multiplied by the GWB at that time.

The tables of annuity factors (as shown below) are set at election of the LifeGuard Select GMWB, LifeGuard Select with Joint Option GMWB, Jackson Select GMWB, Jackson Select with Joint Option GMWB or Jackson Select Protector GMWB, as applicable, and do not change.

Ratio = (Liability – GMWB Fixed Account Contract Value) ÷ (Separate Account Contract Value + Fixed Account Contract Value)

If the sum of the Separate Account Contract Value and the Fixed Account Contract Value is equal to zero, the Ratio will not be calculated.

The transfer amount is determined as follows:

If the Ratio is less than the lower breakpoint of 77% or if the GMWB Fixed Account Contract Value is greater than the Liability and all funds are allocated to the GMWB Fixed Account, the amount transferred from the GMWB Fixed Account is equal to the lesser of:

1.	The GMWB Fixed Account Contract Value; or
2.	(GMWB Fixed Account Contract Value + 80% x (Separate Account Contract Value + Fixed Account Contract Value) – Liability) ÷ (1-80%).

If the Ratio is greater than the upper breakpoint of 83%, the amount transferred to the GMWB Fixed Account is equal to the lesser of:

1.	Separate Account Contract Value + Fixed Account Contract Value; or
2.	(Liability – GMWB Fixed Account Contract Value – 80% x (Separate Account Contract Value + Fixed Account Contract Value)) ÷ (1-80%).

Otherwise, no funds are transferred.

Under the Jackson Select Protector GMWB, Jackson Select GMWB or the Jackson Select with Joint Option GMWB, if any transfer indicated by the above procedure would result in the GMWB Fixed Account Value exceeding 90% of the Contract Value, then the actual transfer will be such that exactly 90% of the Contract Value is allocated to the GMWB Fixed Account.  Otherwise, the indicated transfer will be the actual transfer.

LifeGuard Select, Jackson Select and Jackson Select Protector GMWB
Transfer of Assets Provision
Annuity Factors*

Age**	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.22	15.19	15.15	15.12	15.08	15.05	15.01	14.97	14.94	14.90	14.87
66	14.83	14.79	14.76	14.72	14.68	14.65	14.61	14.57	14.54	14.50	14.46	14.43
67	14.39	14.35	14.32	14.28	14.25	14.21	14.18	14.14	14.10	14.07	14.03	14.00
68	13.96	13.92	13.89	13.85	13.81	13.77	13.74	13.70	13.66	13.62	13.59	13.55
69	13.51	13.47	13.44	13.40	13.37	13.33	13.30	13.26	13.22	13.19	13.15	13.12
70	13.08	13.04	13.01	12.97	12.93	12.89	12.86	12.82	12.78	12.74	12.71	12.67
71	12.63	12.59	12.56	12.52	12.48	12.44	12.41	12.37	12.33	12.29	12.26	12.22
72	12.18	12.14	12.11	12.07	12.03	12.00	11.96	11.92	11.89	11.85	11.81	11.78
73	11.74	11.70	11.67	11.63	11.60	11.56	11.53	11.49	11.45	11.42	11.38	11.35
74	11.31	11.27	11.24	11.20	11.16	11.12	11.09	11.05	11.01	10.97	10.94	10.90
75	10.86	10.82	10.79	10.75	10.72	10.68	10.65	10.61	10.57	10.54	10.50	10.47
76	10.43	10.39	10.36	10.32	10.28	10.25	10.21	10.17	10.14	10.10	10.06	10.03
77	9.99	9.96	9.92	9.89	9.85	9.82	9.78	9.75	9.71	9.68	9.64	9.61
78	9.57	9.54	9.50	9.47	9.43	9.40	9.36	9.33	9.29	9.26	9.22	9.19
79	9.15	9.12	9.08	9.05	9.01	8.98	8.94	8.91	8.87	8.84	8.80	8.77
80	8.73	8.70	8.66	8.63	8.60	8.56	8.53	8.50	8.46	8.43	8.40	8.36
81	8.33	8.30	8.26	8.23	8.20	8.16	8.13	8.10	8.06	8.03	8.00	7.96
82	7.93	7.90	7.86	7.83	7.80	7.76	7.73	7.70	7.66	7.63	7.60	7.56
83	7.53	7.50	7.47	7.44	7.41	7.38	7.35	7.31	7.28	7.25	7.22	7.19
84	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86	6.83
85	6.80	6.77	6.74	6.71	6.68	6.65	6.62	6.59	6.56	6.53	6.50	6.47
86	6.44	6.41	6.39	6.36	6.33	6.30	6.28	6.25	6.22	6.19	6.17	6.14
87	6.11	6.08	6.06	6.03	6.00	5.98	5.95	5.92	5.90	5.87	5.84	5.82
88	5.79	5.76	5.74	5.71	5.69	5.66	5.64	5.61	5.58	5.56	5.53	5.51
89	5.48	5.46	5.43	5.41	5.38	5.36	5.34	5.31	5.29	5.26	5.24	5.21
90	5.19	5.17	5.14	5.12	5.10	5.07	5.05	5.03	5.00	4.98	4.96	4.93
91	4.91	4.89	4.87	4.85	4.83	4.81	4.79	4.76	4.74	4.72	4.70	4.68
92	4.66	4.64	4.62	4.60	4.58	4.56	4.54	4.51	4.49	4.47	4.45	4.43
93	4.41	4.39	4.37	4.35	4.33	4.31	4.30	4.28	4.26	4.24	4.22	4.20
94	4.18	4.16	4.14	4.13	4.11	4.09	4.07	4.05	4.03	4.02	4.00	3.98
95	3.96	3.94	3.93	3.91	3.89	3.87	3.86	3.84	3.82	3.80	3.79	3.77
96	3.75	3.73	3.72	3.70	3.68	3.66	3.65	3.63	3.61	3.59	3.58	3.56
97	3.54	3.52	3.51	3.49	3.47	3.46	3.44	3.42	3.41	3.39	3.37	3.36
98	3.34	3.32	3.31	3.29	3.27	3.26	3.24	3.22	3.21	3.19	3.17	3.16
99	3.14	3.12	3.11	3.09	3.07	3.06	3.04	3.02	3.01	2.99	2.97	2.96
100	2.94	2.92	2.91	2.89	2.87	2.85	2.84	2.82	2.80	2.78	2.77	2.75
101	2.73	2.71	2.70	2.68	2.66	2.65	2.63	2.61	2.60	2.58	2.56	2.55
102	2.53	2.51	2.50	2.48	2.46	2.45	2.43	2.41	2.40	2.38	2.36	2.35
103	2.33	2.31	2.30	2.28	2.26	2.24	2.23	2.21	2.19	2.17	2.16	2.14
104	2.12	2.10	2.09	2.07	2.06	2.04	2.03	2.01	1.99	1.98	1.96	1.95
105	1.93	1.91	1.90	1.88	1.87	1.85	1.84	1.82	1.80	1.79	1.77	1.76
106	1.74	1.73	1.71	1.70	1.68	1.67	1.65	1.64	1.62	1.61	1.59	1.58
107	1.56	1.55	1.53	1.52	1.50	1.49	1.47	1.46	1.44	1.43	1.41	1.40
108	1.38	1.37	1.35	1.34	1.33	1.31	1.30	1.29	1.27	1.26	1.25	1.23
109	1.22	1.21	1.19	1.18	1.17	1.15	1.14	1.13	1.11	1.10	1.09	1.07
110	1.06	1.05	1.04	1.03	1.01	1.00	0.99	0.98	0.97	0.96	0.94	0.93
111	0.92	0.91	0.90	0.89	0.88	0.87	0.86	0.84	0.83	0.82	0.81	0.80
112	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70	0.69	0.68
113	0.67	0.66	0.65	0.64	0.63	0.62	0.62	0.61	0.60	0.59	0.58	0.57
114	0.56	0.55	0.54	0.54	0.53	0.52	0.51	0.50	0.49	0.49	0.48	0.47
115	0.46	0.42	0.38	0.35	0.31	0.27	0.23	0.19	0.15	0.12	0.08	0.04

* Annuity factors are based on the Annuity 2000 Mortality Table and 3.00% interest.

** The age of the Owner as of the effective date or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010, all Owners aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the Owner is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

LifeGuard Select with Joint Option
And
Jackson Select with Joint Option
Transfer of Assets Provision
Annuity Factors

Age*	Contract Monthly Anniversary

	1	2	3	4	5	6	7	8	9	10	11	12
65	15.26	15.24	15.23	15.21	15.19	15.17	15.16	15.14	15.12	15.10	15.09	15.07
66	15.05	15.03	15.01	14.99	14.97	14.95	14.94	14.92	14.90	14.88	14.86	14.84
67	14.82	14.81	14.79	14.78	14.77	14.75	14.74	14.73	14.71	14.70	14.69	14.67
68	14.66	14.64	14.63	14.61	14.59	14.58	14.56	14.54	14.53	14.51	14.49	14.48
69	14.46	14.44	14.43	14.41	14.39	14.38	14.36	14.34	14.33	14.31	14.29	14.28
70	14.26	14.24	14.22	14.20	14.18	14.16	14.14	14.12	14.10	14.08	14.06	14.04
71	14.02	14.00	13.98	13.96	13.93	13.91	13.89	13.87	13.85	13.83	13.80	13.78
72	13.76	13.74	13.72	13.70	13.67	13.65	13.63	13.61	13.59	13.57	13.54	13.52
73	13.50	13.48	13.46	13.43	13.41	13.39	13.37	13.34	13.32	13.30	13.28	13.25
74	13.23	13.20	13.18	13.15	13.13	13.10	13.08	13.05	13.02	13.00	12.97	12.95
75	12.92	12.88	12.84	12.81	12.77	12.73	12.69	12.65	12.61	12.58	12.54	12.50
76	12.46	12.42	12.38	12.34	12.30	12.26	12.22	12.17	12.13	12.09	12.05	12.01
77	11.97	11.93	11.89	11.86	11.82	11.78	11.74	11.70	11.66	11.63	11.59	11.55
78	11.51	11.47	11.43	11.39	11.35	11.31	11.28	11.24	11.20	11.16	11.12	11.08
79	11.04	11.00	10.96	10.93	10.89	10.85	10.81	10.77	10.73	10.70	10.66	10.62
80	10.58	10.54	10.50	10.46	10.42	10.38	10.35	10.31	10.27	10.23	10.19	10.15
81	10.11	10.07	10.04	10.00	9.96	9.93	9.89	9.85	9.82	9.78	9.74	9.71
82	9.67	9.63	9.60	9.56	9.52	9.49	9.45	9.41	9.38	9.34	9.30	9.27
83	9.23	9.19	9.16	9.12	9.08	9.05	9.01	8.97	8.94	8.90	8.86	8.83
84	8.79	8.76	8.72	8.69	8.65	8.62	8.59	8.55	8.52	8.48	8.45	8.41
85	8.38	8.35	8.31	8.28	8.24	8.21	8.18	8.14	8.11	8.07	8.04	8.00
86	7.97	7.94	7.90	7.87	7.84	7.80	7.77	7.74	7.70	7.67	7.64	7.60
87	7.57	7.54	7.51	7.48	7.44	7.41	7.38	7.35	7.32	7.29	7.25	7.22
88	7.19	7.16	7.13	7.10	7.07	7.04	7.01	6.98	6.95	6.92	6.89	6.86
89	6.83	6.80	6.77	6.74	6.71	6.68	6.66	6.63	6.60	6.57	6.54	6.51
90	6.48	6.45	6.43	6.40	6.37	6.34	6.32	6.29	6.26	6.23	6.21	6.18
91	6.15	6.12	6.10	6.07	6.04	6.01	5.99	5.96	5.93	5.90	5.88	5.85
92	5.82	5.80	5.77	5.75	5.72	5.70	5.67	5.65	5.62	5.60	5.57	5.55
93	5.52	5.50	5.47	5.45	5.42	5.40	5.37	5.35	5.32	5.30	5.27	5.25
94	5.22	5.20	5.17	5.15	5.12	5.10	5.08	5.05	5.03	5.00	4.98	4.95
95	4.93	4.91	4.88	4.86	4.84	4.81	4.79	4.77	4.74	4.72	4.70	4.67
96	4.65	4.63	4.60	4.58	4.56	4.53	4.51	4.49	4.46	4.44	4.42	4.39
97	4.37	4.35	4.33	4.30	4.28	4.26	4.24	4.21	4.19	4.17	4.15	4.12
98	4.10	4.08	4.05	4.03	4.01	3.98	3.96	3.94	3.91	3.89	3.87	3.84
99	3.82	3.80	3.78	3.75	3.73	3.71	3.69	3.66	3.64	3.62	3.60	3.57
100	3.55	3.53	3.51	3.48	3.46	3.44	3.42	3.39	3.37	3.35	3.33	3.30
101	3.28	3.26	3.24	3.21	3.19	3.17	3.15	3.12	3.10	3.08	3.06	3.03
102	3.01	2.99	2.97	2.94	2.92	2.90	2.88	2.85	2.83	2.81	2.79	2.76
103	2.74	2.72	2.70	2.68	2.65	2.63	2.61	2.59	2.57	2.55	2.52	2.50
104	2.48	2.46	2.44	2.42	2.40	2.38	2.36	2.33	2.31	2.29	2.27	2.25
105	2.23	2.21	2.19	2.17	2.15	2.13	2.11	2.08	2.06	2.04	2.02	2.00
106	1.98	1.96	1.94	1.92	1.90	1.88	1.86	1.84	1.82	1.80	1.78	1.76

107	1.74	1.72	1.70	1.68	1.66	1.64	1.63	1.61	1.59	1.57	1.55	1.53
108	1.51	1.49	1.48	1.46	1.44	1.42	1.41	1.39	1.37	1.35	1.34	1.32
109	1.30	1.28	1.27	1.25	1.23	1.21	1.20	1.18	1.16	1.14	1.13	1.11
110	1.09	1.08	1.07	1.06	1.04	1.03	1.02	1.01	1.00	0.99	0.97	0.96
111	0.95	0.94	0.93	0.92	0.90	0.89	0.88	0.87	0.86	0.85	0.83	0.82
112	0.81	0.80	0.79	0.78	0.77	0.76	0.75	0.74	0.73	0.72	0.71	0.70
113	0.69	0.68	0.67	0.66	0.65	0.64	0.64	0.63	0.62	0.61	0.60	0.59
114	0.58	0.57	0.56	0.55	0.54	0.53	0.53	0.52	0.51	0.50	0.49	0.48
115	0.47	0.43	0.39	0.35	0.31	0.27	0.24	0.20	0.16	0.12	0.08	0.04

*  The age of the youngest Covered Life as of the effective date of the endorsement or the most recent Contract Anniversary.  For endorsements issued before October 11, 2010, a Covered Life aged 55-64 on the effective date of the endorsement will be assumed to be age 65 on the effective date of the endorsement for the purpose of determining the applicable annuity factor.  For endorsements issued on or after October 11, 2010, on each Contract Anniversary and at the effective date of the endorsement, if the youngest Covered Life is aged 55-64 then the factor for age 65 and the first contract monthly anniversary will apply until age 65.

APPENDIX H

GMWB EXAMPLES

I.      LIFEGUARD FREEDOM 6 NET

Unless otherwise specified, the following examples apply to and assume you elected LifeGuard Freedom 6 Net GMWB (referred to below as a GMWB) when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your RMD (if applicable) at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges and no prior partial withdrawals have been made. The examples assume that your age when the GAWA% is first determined corresponds to a GAWA% of 5%, the GMWB elected has a bonus percentage of 6%, the Contract Enhancement is 5%, and the GMWB and any For Life Guarantee have not been terminated as described in the Access to Your Money section of this prospectus.  If your age at the time the GAWA% is first determined corresponds to a GAWA% other than 5%, the examples will still apply, given that you replace the 5% in each of the GAWA calculations with the appropriate GAWA%.

Example 1: This example demonstrates how GMWB values are set at election. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪
Example 1b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).

▪
Example 1c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦
Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.  If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value less the Recapture Charge declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦
Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment if the endorsement is elected at issue or your Contract Value less any applicable Recapture Charge if the endorsement is elected after issuance of the Contract (subject to availability).

Example 2: This example demonstrates how GMWB values are set at election.  This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪	Example 2a: If the GMWB is elected at issue:
♦	Your initial GWB is $105,000, which is your initial Premium payment ($100,000) plus any Contract Enhancement ($100,000*0.05=$5,000).
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).
♦	Your initial GMWB Earnings Determination Baseline is $100,000, which is your initial Premium payment.

▪	Example 2b: If the GMWB is elected after issue (subject to availability) when the Contract Value is $105,000:
♦	Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Example 2c: If the GMWB is elected after issue (subject to availability) or you convert to another GMWB, if permitted, when the Contract Value is $110,000 the time the GMWB is elected or converted:
♦	Your initial GWB in your new GMWB is $110,000, which is your Contract Value ($110,000) on the effective date of the endorsement.
♦	Your GAWA is $5,500, which is 5% of your initial GWB ($110,000*0.05 = $5,500).

▪	Notes:
♦
Your initial Benefit Determination Baseline (BDB) is set equal to your initial Premium payment plus any Contract Enhancement, if the endorsement is elected at issue or your Contract Value if the endorsement is elected after issuance of the Contract (subject to availability).

♦	Your initial Bonus Base is set equal to your GWB at the time of election.
♦	Your initial GWB Adjustment is set equal to 200% times your initial GWB.
♦	Your initial GMWB Earnings Determination Baseline is set equal to your initial Premium payment.

Example 3: This example demonstrates how your GAWA% is determined. Your GAWA% is determined on the earlier of the time of your first withdrawal, the date that your Contract Value reduces to zero, the date that the GMWB is continued by a spousal Beneficiary who is not a Covered Life, or upon election of the Life Income of a GMWB Income Option.  Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

▪	Notes:
♦	Your GAWA% will be re-determined based on your attained age if your Contract Value at the time of a step-up is greater than the BDB.

Example 4: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued before 04/30/2012 or on or after 04/29/2013.

▪	Example 4a: This example demonstrates what happens if you make an additional Premium payment of $50,000, and your GWB is $100,000 at the time of payment:
♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 4b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 4b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.
♦	Your BDB is increased by the Premium payment. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the Premium payment, subject to a maximum of $5,000,000.
♦
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 4a, you make an additional Premium payment of $50,000 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment.  The resulting GWB Adjustment is $200,000 + $100,000 = $300,000.

♦
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment of $50,000 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment.  The resulting GWB Adjustment is $200,000 + $50,000 = $250,000.

♦	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 5: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined. This example applies ONLY if your endorsement was issued on or after 04/30/2012 and before 04/29/2013.

▪
Example 5a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000 at the time of payment, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

♦
Your new GWB is $152,500, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000) plus your Contract Enhancement ($2,500). Your GWB is subject to a maximum of $5,000,000 (see Example 5b).

♦	Your GAWA is $7,625, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment plus any Contract Enhancement (($50,000+$2,500)*0.05 = $2,625).
♦
If GMWB Earnings Determination Baseline is $100,000 at the time of the additional Premium payment, your new GMWB Earnings Determination Baseline is $150,000, which is your GMWB Earnings Determination Baseline prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).

▪
Example 5b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment, plus any Contract Enhancement, of $100,000 and your GWB is $4,950,000 and your GAWA is $247,500 at the time of payment:

♦
Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment, plus any Contract Enhancement ($100,000) exceeds the maximum of $5,000,000.

♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA% has been determined.
♦	Your BDB is increased by the Premium payment, plus any Contract Enhancement. The BDB is not subject to a maximum of $5,000,000.
♦	Your Bonus Base is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.
♦
If the Premium payment occurs prior to the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement times 200%, subject to a maximum of $5,000,000.  For example, if, as in Example 5a, you make an additional Premium payment, plus any Contract Enhancement of $52,500 prior to your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 200% of the additional Premium payment, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $105,000 = $305,000.

♦
If the Premium payment occurs on or after the first Contract Anniversary following the effective date of the endorsement, your GWB Adjustment is increased by the Premium payment, plus any Contract Enhancement, subject to a maximum of $5,000,000.  For example, if you make an additional Premium payment, plus any Contract Enhancement of $52,500 after your first Contract Anniversary following the effective date of the endorsement, and your GWB Adjustment value before the additional Premium payment is $200,000, then the GWB Adjustment is increased by 100% of the additional Premium payment, plus any Contract Enhancement.  The resulting GWB Adjustment is $200,000 + $52,500 = $252,500.

♦	Your GMWB Earnings Determination Baseline is increased by the Premium payment but does not include the Contract Enhancement. The GMWB Earnings Determination Baseline is not subject to a maximum.

Example 6: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount. (which is the greater of your GAWA or your RMD).

▪	Example 6a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪
Example 6b: This example demonstrates what happens if you withdraw an amount equal to your RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and the RMD provision is in effect for your endorsement:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = approximately 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base remains unchanged since the withdrawal did not exceed the guaranteed amount; however, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	This endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 14.

-
An Earnings-Sensitive Adjustment will apply to your withdrawal, which will allow you to withdraw additional amounts from your Contract during that Contract Year without causing a proportional reduction of your GMWB.  See Examples 14a and 14b.

Example 7: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 6).

▪	Example 7a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000 and your GWB is $100,000:
♦
Your new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
 Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000 and your GWB is $100,000:
♦
 Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
 Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 7c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000 and your GWB is $100,000:
♦
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
 Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 19 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your BDB remains unchanged since the BDB is not adjusted for partial withdrawals.
♦
Your Bonus Base is recalculated to equal the lesser of 1) your Bonus Base prior to the withdrawal or 2) your GWB following the withdrawal.  In addition, no bonus will be applied to your GWB at the end of the Contract Year in which the withdrawal is taken.

♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated since a withdrawal is taken.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦	This endorsement includes an Earnings-Sensitive Adjustment provision:
-
The GMWB Earnings Determination Baseline will be reduced by the amount of the withdrawal in excess of GMWB Earnings. The GMWB Earnings Determination Baseline cannot be reduced below zero, however.  See Example 14.

-
Your GWB will be reduced dollar-for-dollar for up to the sum of the Earnings-Sensitive Adjustments during that Contract Year and the GAWA, and your GWB and GAWA will be reduced proportionally only for the portion of the withdrawal in excess of that amount.  See Example 14c.

Example 8: This example illustrates how GMWB values are re-determined upon step-up.

▪	Example 8a: This example demonstrates what happens if at the time of step-up your Contract Value is $200,000, your GWB is $90,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value.
♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value at the time of the step-up is greater than your BDB.

-	If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:
•	Your GAWA% is set to 6%, since your Contract Value ($200,000) is greater than your BDB ($100,000).
•	Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).
•	Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).
♦
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base is recalculated to equal $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

-	If you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

▪	Example 8b: This example demonstrates what happens if at the time of step-up your Contract Value is $90,000, your GWB is $80,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value.
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).
-
After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value  is greater than your BDB.  However, in this case, it is assumed that your BDB is $100,000.  See examples 1, 2, 4, and 5 for a description of how the BDB is determined.   Your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($90,000).  Because the BDB did not increase upon step-up, this is not an opportunity for a redetermination of the GAWA%.  Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500)

♦
If your Bonus Base is $100,000 just prior to the step-up, your Bonus Base remains $100,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

-	Even though this endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your Bonus Base has not been increased due to the step-up.

▪	Notes:
♦
The Company may increase the GMWB charge upon step-up. You will have an opportunity to discontinue the automatic step-ups and avoid the potential increase in charge due to step-up. You should carefully consider this decision and consult your representative.

♦	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.
♦	Your GWB Adjustment remains unchanged since step-ups do not impact the GWB Adjustment.
♦	Your GMWB Earnings Determination Baseline remains unchanged since step-ups do not impact the GMWB Earnings Determination Baseline.

Example 9: This example demonstrates how the timing of a withdrawal request interacts with the timing of the step-up provision to impact re-determination of GMWB values.

▪
Example 9a: This example demonstrates what happens if prior to any transactions your Contract Value is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up your GWB is $100,000 and you wish to step-up your GWB (or your GWB is due to step-up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

♦
If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).  On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA.  If you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the step-up, at the time of step-up, your Bonus Base is recalculated and is equal to $200,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).  Your Bonus Base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($200,000).  Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

♦
If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000).  Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value.  At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($195,000*0.05 = $9,750).  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

-
If your Bonus Base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your Bonus Base is not adjusted since the amount of the withdrawal does not exceed your GAWA.  At the time of step-up, your Bonus Base is recalculated and is equal to $195,000, which is the greater of 1) your Bonus Base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

-
If you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your Bonus Base has been increased due to the step-up.

-
If your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals.  At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value at the time of step-up ($195,000).

▪	Notes:
♦
As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

-
If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.  This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

-
If the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

-	Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.
♦	This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.
♦	The Company may increase the GMWB charge upon step-up.
♦	Your GWB will only step-up to the Contract Value if the Contract Value is greater than your GWB at the time of the automatic step-up.
♦	Your Bonus Base will be re-determined only if your GWB is increased upon step-up to a value above your Bonus Base just prior to the step-up.
♦	Your GAWA% is determined at the time of the withdrawal (if not previously determined).
-	Your GAWA% is re-determined upon step-up if your Contract Value is greater than your BDB.
♦	Your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

♦
Your GMWB Earnings Determination Baseline would not be adjusted for the step-up since step-ups do not impact the GMWB Earnings Determination Baseline, but your GMWB Earnings Determination Baseline may be reduced for the withdrawal.  See example 14 to see how the GMWB Earnings Determination Baseline is re-determined on a withdrawal.

Example 10: This example illustrates how GMWB values are re-determined upon application of the Guaranteed Withdrawal Balance Bonus.

▪	Example 10a: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your Bonus Base ($100,000 + $100,000*0.06 = $106,000).
♦	Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 = $5,300).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Example 10b: This example demonstrates what happens if at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your Bonus Base is $100,000, and your GAWA is $5,000:
♦	Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your Bonus Base ($90,000 + $100,000*0.06 = $96,000).
♦	Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($96,000*0.05 = $4,800).
♦
After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take approximately an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = approximately 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.  However, if the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	Your Bonus Base is not recalculated upon the application of the bonus to your GWB.
♦	Your GAWA is recalculated upon the application of the bonus (as described above) only if the application of the bonus occurs after your GAWA% has been determined.
♦	Your BDB remains unchanged since the BDB is not impacted by the application of the bonus.
♦	Your GWB Adjustment remains unchanged since the GWB Adjustment is not impacted by the application of the bonus.
♦	If the For Life Guarantee is not in effect, and if your GWB falls below your GAWA at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
If your endorsement includes an Earnings-Sensitive Adjustment provision, your GMWB Earnings Determination Baseline remains unchanged since the GMWB Earnings Determination Baseline is not impacted by the application of the bonus.

Example 11: This example illustrates how the GAWA is re-determined when the For Life Guarantee becomes effective after the effective date of the endorsement.  At the time the For Life Guarantee becomes effective, your GAWA is re-determined.

▪	Example 11a: This example demonstrates what happens if on the reset date your Contract Value is $30,000, your GWB is $50,000, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $2,500, which is equal to 5% of the current GWB ($50,000*0.05 = $2,500).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

▪	Example 11b: This example demonstrates what happens if your Contract Value has fallen to $0 prior to the reset date, your GWB is $50,000 and your GAWA is $5,000:
♦
You will continue to receive automatic payments of a total annual amount that equals your GAWA until your GWB is depleted.  However, your GAWA would not be permitted to exceed your remaining GWB.  Your GAWA is not recalculated since the Contract Value is $0.

♦	The For Life Guarantee does not become effective due to the depletion of the Contract Value prior to the effective date of the For Life Guarantee.

▪	Example 11c: This example demonstrates what happens if on the reset date, your Contract Value is $50,000, your GWB is $0, and your GAWA is $5,000:
♦	Your GAWA for the next year is recalculated to equal $0, which is equal to 5% of the current GWB ($0*0.05 = $0).
♦
The For Life Guarantee becomes effective, thus allowing you to make annual withdrawals equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.  Once the For Life Guarantee becomes effective, it remains in effect until the endorsement is terminated, as described in the Access to Your Money section of this prospectus, or upon continuation of the Contract by the spouse (unless your endorsement is a For Life GMWB with Joint Option and the spouse continuing the Contract is a Covered Life in which case the For Life Guarantee remains in effect upon continuation of the Contract by the spouse).

♦
Although your GAWA is $0, upon step-up or subsequent Premium payments, your GWB and your GAWA would increase to values greater than $0 and since the For Life Guarantee has become effective, you could withdraw an annual amount equal to your GAWA for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), provided that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦
Your reset date is the Contract Anniversary on or immediately following the date you attain age 59 1/2 (or the date the youngest Covered Life attains, or would have attained, age 59 1/2 if your endorsement is a For Life GMWB with Joint Option).

Example 12: This example illustrates how the For Life Guarantee is affected upon death of the Owner on a For Life GMWB with Joint Option.  (This example only applies if your endorsement is a For Life GMWB with Joint Option.)

▪	This example demonstrates what happens if at the time of the death of the Owner (or either Joint Owner) the Contract Value is $105,000 and your GWB is $100,000:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect or become effective on the Contract Anniversary on the reset date.  Once the For Life Guarantee becomes effective, the surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
If your endorsement has a For Life Guarantee that becomes effective on the effective date of the endorsement, the surviving Covered Life may continue the Contract and the For Life Guarantee will remain in effect.  The GAWA% and the GAWA will continue to be determined or re-determined based on the youngest Covered Life's attained age (or the age he or she would have attained).  The surviving Covered Life will be able to take annual withdrawals equal to the GAWA for the rest of his or her life, provided that the withdrawals are taken prior to the Latest Income Date.

♦
The surviving spouse who is not a Covered Life may continue the Contract and the For Life Guarantee is null and void.  However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted, provided that the withdrawals are taken prior to the Latest Income Date.

♦	Your GWB remains $100,000 and your GAWA remains unchanged at the time of continuation.

▪	Notes:
♦
If your endorsement has a For Life Guarantee that becomes effective after the effective date of the endorsement, your reset date is the Contract Anniversary on or immediately following the date that the youngest Covered Life attains (or would have attained) age 59 1/2.

♦	Your Bonus Base remains unchanged at the time of continuation.
♦	Your BDB remains unchanged at the time of continuation.
♦	Your GMWB Earnings Determination Baseline remains unchanged at the time of continuation.

Example 13: This example demonstrates how the GWB is re-determined upon application of the Guaranteed Withdrawal Balance Adjustment.

▪
Example 13a: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $160,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $200,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($160,000) or 2) the GWB Adjustment ($200,000).

▪
Example 13b: This example demonstrates what happens if on the GWB Adjustment Date, your GWB is $210,000, your GWB Adjustment is $200,000, and you have taken no withdrawals on or prior to the GWB Adjustment Date:

♦	Your new GWB is recalculated to equal $210,000, which is the greater of 1) your GWB prior to the application of the GWB Adjustment ($210,000) or 2) the GWB Adjustment ($200,000).

▪	Notes:
♦	The GWB Adjustment provision is terminated on the GWB Adjustment Date after the GWB Adjustment is applied (if any).
♦	Since you have taken no withdrawals, your GAWA% and GAWA have not yet been determined, thus no adjustment is made to your GAWA.
♦	No adjustment is made to your Bonus Base since the Bonus Base is not impacted by the GWB Adjustment.
♦	No adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.
♦	No adjustment is made to your GMWB Earnings Determination Baseline since the GMWB Earnings Determination Baseline is not impacted by the GWB Adjustment.

Example 14: This example expands on the basic examples at pages and and demonstrates how GMWB values are valued and re-determined at the time of a withdrawal when the Earnings-Sensitive Adjustment increases the permissible withdrawal amount.

▪
Example 14a: This example demonstrates how the Earnings-Sensitive Adjustment is applied if the GMWB Earnings are in excess of the total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $118,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $18,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($118,000 - $100,000 = $18,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $3,333, which is the lesser of two quantities:
-	$7,200, which is equal to 40% of the GMWB Earnings (0.40 * $18,000 = $7,200)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $8,333, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $3,333 = $8,333).

♦	Your Contract Value after the withdrawal is equal to $109,667, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($118,000 - $8,333 = $109,667).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $100,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($0, since the withdrawal of $8,333 is less than the GMWB Earnings of $18,000).  Since the GMWB Earnings is in excess of the total withdrawal the GMWB Earnings Determination Baseline is not reduced.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,333 + $5,000 - $8,333 = 0).

♦
Your GWB after the withdrawal is equal to $91,667, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $8,333 = $91,667). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($3,333) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14b: This example demonstrates how the Earnings-Sensitive Adjustment is applied if there are no GMWB Earnings in the Contract, i.e. your Contract Value is less than the GMWB Earnings Determination Baseline at the time of your total withdrawal.  This example assumes that you request a withdrawal that includes the applicable Earnings-Sensitive Adjustment, if any, where at the time of the withdrawal your Contract Value is $98,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year. Thus, your requested withdrawal amount (before the application of the Earnings-Sensitive Adjustment) is $5,000:

♦	Your GMWB Earnings are equal to $0, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($98,000 - $100,000 = -$2,000 which is less than zero).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦	The Earnings-Sensitive Adjustment is equal to $0, which is the lesser of two quantities:
-	$0, which is equal to 40% of the GMWB Earnings (0.40 * $0 = $0)
-	$3,333, which is equal to 2/3 of the lesser of the MEWAR and the withdrawal amount prior to the Earnings-Sensitive Adjustment (2/3 * $5,000 = $3,333).
♦
The total withdrawal amount is equal to $5,000, which is the requested withdrawal amount before the Earnings-Sensitive Adjustment (or your MEWAR) plus the Earnings-Sensitive Adjustment ($5,000 + $0 = $5,000).

♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($98,000 - $5,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $95,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($5,000 - $0 = $5,000).  Since there are no GMWB Earnings at the time of the withdrawal the GMWB Earnings Determination Baseline is reduced by the total withdrawal amount.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $5,000 = 0).

♦
Your GWB after the withdrawal is equal to $95,000, which is the GWB before the withdrawal less the total partial withdrawal ($100,000 - $5,000 = $95,000). Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), no proportional reduction applies to your GWB for this withdrawal.

♦
Since the total partial withdrawals for the year do not exceed the total Earnings-Sensitive Adjustments for the current Contract Year ($0) plus the GAWA ($5,000), your GAWA is unchanged after the withdrawal.

▪
Example 14c: This example demonstrates an Excess Withdrawal that results in a re-determination of your GWB and GAWA.  This example assumes that you request a withdrawal for $15,000 where at the time of the withdrawal your Contract Value is $108,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Earnings Determination Baseline is $100,000, and the For Life Guarantee is in effect. You have taken no other partial withdrawals during the current Contract Year.

♦	Your GMWB Earnings are equal to $8,000, which is the greater of zero and your Contract Value less your GMWB Earnings Determination Baseline ($108,000 - $100,000 = $8,000).
♦
Your MEWAR is equal to $5,000, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($0 + $5,000 - $0 = $5,000).  Since no withdrawals have been taken in the current Contract Year the MEWAR equals the GAWA.

♦
Because you specified a withdrawal of exactly $15,000 including the Earnings-Sensitive Adjustment, the amount of the Earnings-Sensitive Adjustment for that withdrawal must be calculated. This requires a couple of steps.

First, the Earnings-Sensitive Adjustment that would apply to a withdrawal of the MEWAR is calculated.  This is the maximum Earnings-Sensitive Adjustment that could apply to a withdrawal of any size at that time.  The maximum Earnings-Sensitive Adjustment is equal to $3,200, which is the lesser of two quantities:
$3,200, which is equal to 40% of the GMWB Earnings (0.40 * $8,000 = $3,200)
$3,333, which is equal to 2/3 of the MEWAR (2/3 * $5,000 = $3,333).

Second, your requested withdrawal is compared to the withdrawal of the MEWAR ($5,000) plus the maximum Earnings-Sensitive Adjustment ($3,200).  Your requested withdrawal of $15,000 is greater than $8,200 ($5,000 + $3,200), so your Earnings-Sensitive Adjustment is equal to the maximum Earnings-Sensitive Adjustment ($3,200).

 Thus, your $15,000 withdrawal has a $3,200 Earnings-Sensitive Adjustment.  Note that the result is the same as if you had requested a withdrawal of $11,800 plus the Earnings-Sensitive Adjustment, since your total withdrawal would also have been $15,000 in that case.

♦	The total withdrawal amount is equal to $15,000. Thus, your requested withdrawal exceeds your GAWA plus the Earnings-Sensitive Adjustment.
♦	Your Contract Value after the withdrawal is equal to $93,000, which is the Contract Value prior to the withdrawal less the total withdrawal amount ($108,000 - $15,000 = $93,000).
♦
Your GMWB Earnings Determination Baseline after the withdrawal is equal to $93,000, which is the GMWB Earnings Determination Baseline prior to the withdrawal ($100,000) reduced by the amount of the withdrawal in excess of GMWB Earnings ($15,000 - $8,000 = $7,000).  Since a portion of the total withdrawal ($7,000) is in excess of GMWB Earnings, the GMWB Earnings Determination Baseline is reduced by the amount of the withdrawal in excess of GMWB Earnings.

♦
Your MEWAR after the withdrawal is equal to $0, which is the greater of zero and the Earnings-Sensitive Adjustments thus far in the current Contract Year plus the GAWA less all partial withdrawals thus far in the current Contract Year ($3,200 + $5,000 - $15,000 = -$6,800 which is less than zero).

♦
Your GWB after the withdrawal is equal to $85,545, which is your GWB reduced dollar-for-dollar for your GAWA plus the Earnings-Sensitive Adjustments in the current Contract Year, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [($100,000 - $8,200) * (1 - ($15,000 - $8,200) / ($108,000 - $8,200)) = $85,545].

♦
Since the total partial withdrawals for the year ($15,000) then exceeds the total Earnings-Sensitive Adjustments for the current Contract Year ($3,200) plus the GAWA ($5,000), your GAWA after the withdrawal is equal to $4,659, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA plus the Earnings-Sensitive Adjustments for the current Contract Year [$5,000*(1-($15,000-$8,200)/($108,000-$8,200))=$4,659].

▪	Notes:
♦	If your For Life Guarantee is not in effect, your Earnings-Sensitive Adjustment may not exceed the greater of zero or your GWB less the MEWAR.
♦
If you request a withdrawal of an exact amount (for example, you wish to take a withdrawal from your Contract Value of only your GAWA, and no more), an Earnings-Sensitive Adjustment will still be calculated.  The effect of that Earnings-Sensitive Adjustment will be to potentially allow for an additional amount available for withdrawal during the current Contract Year without incurring proportional reduction of your benefit.  In other words, due to the Earnings-Sensitive Adjustment your GAWA may decrease by less than the total amount of Contract Value withdrawn.

II.    MARKETGUARD STRETCH
Unless otherwise specified, the following examples assume you elected MarketGuard Stretch with a 5% benefit when you purchased your Contract, no other optional benefits were elected, your initial Premium payment was $100,000, your GAWA is greater than your Stretch RMD at the time a withdrawal is requested, all partial withdrawals requested include any applicable charges, and no prior partial withdrawals have been made. The examples also assume that the GMWB has not been terminated as described in the Access to Your Money section of this prospectus.

Example 1: This example demonstrates how GMWB values are set at election.

▪	Example 1a: If the GMWB is elected at issue:
♦	Your initial GWB is $100,000, which is your initial Premium payment.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1b: If the GMWB is elected after issue (if permitted) when the Contract Value is $105,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected:

♦	Your initial GWB is $100,000, which is your Contract Value ($105,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,000, which is 5% of your initial GWB ($100,000*0.05 = $5,000).
♦	Your initial GMWB Charge Base is $100,000, which is your initial GWB.

▪
Example 1c: If the GMWB is elected after issue (if permitted) or you convert to the GMWB from another GMWB (if permitted) when the Contract Value is $110,000 and your Contract includes a Contract Enhancement with a total Recapture Charge of $5,000 at the time the GMWB is elected or converted:

♦	Your initial GWB in your new GMWB is $105,000, which is your Contract Value ($110,000) less the Recapture Charge ($5,000) on the effective date of the endorsement.
♦	Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

▪	Notes:
♦	Your GAWA% and GAWA are not determined until the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero.

Example 2: This example demonstrates how your GAWA% is determined.  Your GAWA% is determined on the earlier of the time of your first withdrawal or the date that your Contract Value reduces to zero. Your GAWA% is set based upon your attained age at that time.  Your initial GAWA is determined based on this GAWA% and the GWB at that time.

▪
If, at the time the GAWA% is determined, your GAWA% is 5% based on your attained age and your GWB is $100,000, your initial GAWA is $5,000, which is your GAWA% multiplied by your GWB at that time ($100,000 * 0.05 = $5,000).

Example 3: This example demonstrates how upon payment of a subsequent Premium, GMWB values may be re-determined.

▪
Example 3a: This example demonstrates what happens if you make an additional Premium payment of $50,000, your GWB is $100,000, your GAWA is $5,000, your GMWB Charge Base is $100,000, and your Contract includes a Contract Enhancement provision which provides $2,500 to your Contract at the time of the Premium payment:

♦
Your new GWB is $150,000, which is your GWB prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GWB is subject to a maximum of $5,000,000 (see Example 3b).

♦	Your GAWA is $7,500, which is your GAWA prior to the additional Premium payment ($5,000) plus 5% of your additional Premium payment ($50,000*0.05 = $2,500).
♦
Your new GMWB Charge Base is $150,000, which is your GMWB Charge Base prior to the additional Premium payment ($100,000) plus your additional Premium payment ($50,000).  Your GMWB Charge Base is subject to a maximum of $5,000,000 (see Example 3b).

▪
Example 3b: This example demonstrates how GWB and GAWA are affected by the GWB $5,000,000 maximum, upon payment of a subsequent Premium.  If you make an additional Premium payment of $100,000, your GWB is $4,950,000, your GAWA is $247,500, and your GMWB Charge Base is $4,950,000 at the time of payment:

♦	Your new GWB is $5,000,000, which is the maximum, since your GWB prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.
♦	Your GAWA is $250,000, which is your GAWA prior to the additional Premium payment ($247,500) plus 5% of the allowable $50,000 increase in your GWB (($5,000,000 - $4,950,000)*0.05 = $2,500).
♦
Your new GMWB Charge Base is $5,000,000, which is the maximum, since your GMWB Charge Base prior to the additional Premium payment ($4,950,000) plus your additional Premium payment ($100,000) exceeds the maximum of $5,000,000.

▪	Notes:
♦	Your GAWA is recalculated upon payment of an additional Premium (as described above) only if such payment occurs after your GAWA % has been determined.

Example 4: This example demonstrates how GMWB values are re-determined upon withdrawal of the guaranteed amount (which is the greater of your GAWA or your Stretch RMD).

▪	Example 4a: This example demonstrates what happens if you withdraw an amount equal to your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:
♦	Your new GWB is $95,000, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($5,000).
♦	Your GAWA for the next year remains $5,000, since you did not withdraw an amount that exceeds your GAWA.
♦	Your GMWB Charge Base remains $100,000, since you did not withdraw an amount that exceeds your GAWA.
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($95,000 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪
Example 4b: This example demonstrates what happens if you withdraw an amount equal to your Stretch RMD ($7,500), which is greater than your GAWA ($5,000) when your GWB is $100,000 and your GMWB Charge Base is $100,000:

♦	Your new GWB is $92,500, which is your GWB prior to the withdrawal ($100,000) less the amount of the withdrawal ($7,500).
♦	Your GAWA for the next year remains $5,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).
♦	Your GMWB Charge Base remains $100,000, since your withdrawal did not exceed the greater of your GAWA ($5,000) or your Stretch RMD ($7,500).
♦
If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($92,500 / $5,000 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

▪	Notes:
♦	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 5: This example demonstrates how GMWB values are re-determined upon withdrawal of an amount that exceeds your guaranteed amount (as defined in Example 4).

▪
Example 5a: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $130,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your  new GWB is $91,200, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $91,200].

♦
Your GAWA is recalculated to equal $4,800, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $4,800].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($91,200 / $4,800 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $96,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($130,000 - $5,000)) = $96,000].

▪
Example 5b: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $105,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your new GWB is $90,250, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000)*(1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $90,250].

♦
Your GAWA is recalculated to equal $4,750, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000 * (1 - ($10,000 - $5,000)/($105,000 - $5,000)) = $4,750].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($90,250 / $4,750 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $95,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($105,000 - $5,000)) = $95,000].

▪
Example 5c: This example demonstrates what happens if you withdraw an amount ($10,000) that exceeds your GAWA ($5,000) when your Contract Value is $55,000, your GWB is $100,000, and your GMWB Charge Base is $100,000:

♦
Your new GWB is $85,500, which is your GWB reduced dollar-for-dollar for your GAWA, then reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [($100,000 - $5,000) * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $85,500].

♦
Your GAWA is recalculated to equal $4,500, which is your current GAWA reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$5,000*(1-($10,000-$5,000)/($55,000 - $5,000))=$4,500].  If you continued to take annual withdrawals equal to your GAWA, it would take an additional 19 years to deplete your GWB ($85,500 / $4,500 per year = 19 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date.

♦
Your GMWB Charge Base is recalculated to equal $90,000, which is your current GMWB Charge Base reduced in the same proportion that the Contract Value is reduced for the portion of the withdrawal that is in excess of the GAWA [$100,000,000 * (1 - ($10,000 - $5,000) / ($55,000 - $5,000)) = $90,000].

▪	Notes:
♦	If your GAWA falls below your GWB at the end of your Contract Year, your GAWA will be adjusted to equal your GWB.
♦
Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract.  In the case where your minimum death benefit is reduced proportionately for withdrawals, your death benefit may be reduced by more than the amount of the withdrawal.

Example 6: This example demonstrates how the GMWB Maturity Year affects your GMWB.

▪	Example 6a: This example demonstrates what happens if your Contract Value is $5,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:
♦	Your GMWB Maturity Year payment equals $3,000, which is the excess of your GWB ($8,000) over your Contract Value ($5,000).
♦	Your Contract Value remains $5,000.
♦	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Example 6b: This example demonstrates what happens if your Contract Value is $15,000 and your GWB is $8,000 on the Contract Anniversary occurring in your GMWB Maturity Year:
♦	Your GMWB Maturity Year payment equals zero, since your GWB ($8,000) does not exceed your Contract Value ($15,000).
♦	Your Contract Value remains $15,000.
♦	Your GMWB terminates. No further benefits will be payable under your GMWB.

▪	Notes:
♦	Your GMWB Maturity Year is determined on the effective date of the endorsement and will not change, even if the GMWB is continued by your Beneficiary.

APPENDIX I

FUTUREGUARD 6 GMIB PROSPECTUS EXAMPLES

The following examples assume that you elected the FutureGuard 6 GMIB when you purchased your Contract and no other optional benefits were elected.  Please note that on and after May 16, 2009, we will no longer accept subsequent Premium payments for contracts to which a Guaranteed Minimum Income Benefit endorsement is attached.  This subsequent Premium limitation does not apply to contracts issued in Connecticut or Maryland.

Example 1: At issue, all GMIB values are initialized.

If your Contract is issued with a $100,000 initial Premium payment (net of any applicable Premium taxes and sales charges):
-	The step-up date is equal to the Issue Date.
-	The step-up value is equal to $100,000, which is your initial Premium payment.
-	Your Roll-Up Component is equal to $100,000, which is the step-up value.
-	Your Greatest Contract Anniversary Value (GCAV) Component is equal to $100,000, which is your initial Premium payment.
-	Your GMIB Benefit Base is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB is on the 10th Contract Anniversary, which is 10 years from the most recent step-up date.

Example 2: Upon payment of a subsequent Premium, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you make an additional Premium payment of $50,000 (net of any applicable Premium taxes and sales charges) and your Roll-Up Component is equal to $180,000, your GCAV Component is equal to $160,000, and your GMIB Benefit Base is equal to $180,000 at the time of payment:
-	The step-up date does not change.
-	The step-up value does not change.
-	Your Roll-Up Component is equal to $230,000, which is the Roll-Up Component prior to the Premium payment plus the Premium payment.
-	Your GCAV Component is equal to $210,000, which is the GCAV Component prior to the Premium payment plus the Premium payment.
-	Your GMIB Benefit Base is equal to $230,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 3: Upon a partial withdrawal, your Roll-Up Component, GCAV Component, and GMIB Benefit Base are re-determined.

If you request a single partial withdrawal of $30,000 (including any applicable charges and adjustments), no other partial withdrawals are made during the Contract Year, and your Contract Value is equal to $120,000, your Roll-Up Component on the previous Contract Anniversary is equal to $125,000, your GCAV Component is equal to $132,000, and your GMIB Benefit Base is equal to $132,000 at the time of the withdrawal:
-	The step-up date does not change.
-	The step-up value does not change.
-	Your Roll-Up Component will not be adjusted until the end of the Contract Year (assuming that the GMIB is not exercised before then), at which point it will be equal to:
-	The Roll-Up Component on the previous Contract Anniversary accumulated at 6% ($125,000 x 1.06 = $132,500),
-	Less the portion of total withdrawals in the Contract Year that are less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary (0.06 x $125,000 = $7,500);
-
Multiplied by the percentage reduction in Contract Value attributable to total withdrawals in the Contract Year in excess of 6% of the Roll-Up Component on the previous Contract Anniversary (1 – [$30,000 - $7,500]/[$120,000 - $7,500] = 0.8).

-	Your Roll-Up Component is equal to [$132,500 - $7,500] x 0.8 = $100,000.
-
Your GCAV Component is adjusted at the time of the partial withdrawal, at which point it will be equal to $99,000, which is the GCAV Component prior to the partial withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (1 – $30,000/$120,000 = 0.75).

I-1

-	Your GMIB Benefit Base at the end of the Contract Year is equal to $100,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	The earliest date that you may elect to exercise the GMIB does not change.

Example 4: On each Contract Anniversary prior to the Annuitant’s 75th birthday, you may elect to step up your Roll-Up Component to the Contract Value, in which case the step-up date, step-up value, earliest date that you may elect to exercise the GMIB, and your Roll-Up Component will be re-determined.  In addition, on each Contract Anniversary prior to the Annuitant’s 81st birthday, your Contract Value is compared to the Contract Values on all previous Contract Anniversaries, which may re-determine the GCAV Component.

Example 4a: If your Contract Value is equal to $120,000, the greatest Contract Value on any previous Contract Anniversary is $100,000, your Roll-Up Component is equal to $106,000, and you elect to step up your Roll-Up Component to the Contract Value:
-	The step-up date is equal to the date of the current Contract Anniversary.
-	The step-up value is equal to $120,000, which is the Contract Value on the step-up date.
-	Your Roll-Up Component is equal to $120,000, which is the step-up value.
-	Your GCAV Component is equal to $120,000, which is the greatest Contract Value on any Contract Anniversary.
-	Your GMIB Benefit Base is equal to $120,000, which is the greater of the Roll-Up Component and the GCAV Component.
-	You may not elect to exercise your GMIB for 10 years.

Example 4b: If your Contract Value is equal to $130,000, the greatest Contract Value on any previous Contract Anniversary is $150,000 but your GCAV Component has been reduced by a subsequent withdrawal to $120,000, your Roll-Up Component is equal to $140,000, and your GMIB Benefit Base is $140,000:
-	The step-up date does not change because the Contract Value is less than the Roll-Up Component, which means that step up is not available.
-	The step-up value does not change because step up did not occur.
-	Your Roll-Up Component does not change because step up did not occur.
-	Your GCAV Component does not change because the Contract Value on the current Contract Anniversary is not the greatest Contract Value on any Contract Anniversary.
-	The GMIB Benefit Base does not change because neither the Roll-Up Component nor the GCAV Component changed.
-	The earliest date that you may elect to exercise the GMIB does not change because step up did not occur.

Example 5: If your Contract Value falls to zero and your GMIB Benefit Base is greater than zero, then all withdrawals taken from the Contract will be examined in order to determine the eligibility of the GMIB Benefit Base for automatic annuitization.

Example 5a: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and all withdrawals from the Contract have been Required Minimum Distributions:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5b: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and total withdrawals from the Contract for each individual Contract Year have been less than or equal to 6% of the Roll-Up Component on the previous Contract Anniversary:
-	Your GMIB Benefit Base is eligible for automatic annuitization.
-
Unless you choose another payment option, $10,000 will be applied to purchase a Life Annuity with 120 Monthly Periods Guaranteed (a Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed if there are Joint Annuitants) using the Guaranteed Annuity Purchase Rates defined in the GMIB.

-	Unless you choose another payment frequency, you will receive monthly income payments.
-	The GMIB and the Contract will terminate.

Example 5c: If your Contract Value is equal to $0, your GMIB Benefit Base is $10,000, and, in one Contract Year, a withdrawal was taken that was not a Required Minimum Distribution and total withdrawals for that Contract Year exceed 6% of the Roll-Up Component on the previous Contract Anniversary:
-	The GMIB and the Contract will terminate because your GMIB Benefit Base is not eligible for automatic annuitization.

I-2

APPENDIX J

HISTORICAL CHARGES FOR GUARANTEED MINIMUM WITHDRWAWAL BENEFITS (GMWBS)

I. LifeGuard Freedom 6 Net GMWB

For LifeGuard Freedom 6 Net GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 62.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased without Optional Income Upgrade Table	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(MO and WA Only) 3.00%	1.50%	(MO and WA Only) 1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	2.20%	(WA Only) 2.22%	1.10%	(WA Only) 1.11%
For endorsements purchased with Optional Income Upgrade Table	2.70%	(WA Only) 2.70%	1.35%	(WA Only) 1.35%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

II. LifeGuard Freedom 6 Net With Joint Option GMWB

For LifeGuard Freedom 6 Net With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 64.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013*
Annual Charge	Maximum		Current
	3.00%	(MO and WA Only) 3.00%	1.60%	(MO and WA Only) 1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

Annual Charge	Maximum		Current
For endorsements purchased before April 30, 2012	3.00%	(WA Only) 3.00%	1.50%	(WA Only) 1.50%
For endorsements purchased on or after April 30, 2012 without Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.55%	(WA Only) 1.56%
For endorsements purchased with Optional Income Upgrade Table	3.00%	(WA Only) 3.00%	1.80%	(WA Only) 1.80%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

III. LifeGuard Freedom Flex GMWB

For LifeGuard Freedom Flex GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 67.

GMWBS ISSUED ON OR AFTER APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.00%	(MO and WA Only) 2.04%	1.00%	(MO and WA Only) 1.02%
6% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.50%	(MO and WA Only) 2.52%	1.25%	(MO and WA Only) 1.26%
6% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued on or after September 16, 2013.

GMWBS ISSUED BEFORE APRIL 29, 2013*

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	1.80%	(WA Only) 1.80%	0.90%	(WA Only) 0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.00%	2.04%	1.00%	1.02%
6% Bonus and Annual Step-Up	1.90%	1.92%	0.95%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up	2.20%	2.22%	1.10%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
8% Bonus and Annual Step-Up (no longer offered on or after August 29, 2011)	2.60%	2.64%	1.30%	1.32%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.30%	(WA Only) 2.34%	1.15%	(WA Only) 1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.40%	2.40%	1.20%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up	2.70%	2.70%	1.35%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after April 29, 2013)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*In Missouri, these charges apply to GMWBs issued before September 16, 2013.

IV. LifeGuard Freedom Flex With Joint Option GMWB

For LifeGuard Freedom Flex With Joint Option GMWBs issued before September 15, 2014, the applicable charges are listed in the tables below. For complete information about the charge for this GMWB, please see “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 70.

GMWBS ISSUED ON OR AFTER SEPTEMBER 16, 2013* LifeGuard Freedom Flex With Joint Option GMWB
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.70%	(MO and WA Only) 2.70%	1.35%	(MO and WA Only) 1.35%
6% Bonus and Annual Step-Up	2.90%	2.94%	1.45%	1.47%
7% Bonus and Annual Step-Up	3.00%	3.00%	1.60%	1.62%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly
*On or after September 16, 2013, the Optional Income Upgrade Table is no longer available with this GMWB.

GMWBS ISSUED BEFORE SEPTEMBER 16, 2013

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.10%	(WA Only) 2.10%	1.05%	(WA Only) 1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up	2.50%	2.52%	1.25%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
7% Bonus and Annual Step-Up (no longer offered on or after September 10, 2012)	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
Options	Maximum Annual Charge		Current Annual Charge
5% Bonus and Annual Step-Up	2.60%	(WA Only) 2.64%	1.30%	(WA Only) 1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	3.00%	1.50%	1.50%
6% Bonus and Annual Step-Up	3.00%	3.00%	1.50%	1.50%
Charge Basis	GWB
Charge Frequency	Quarterly	Monthly	Quarterly	Monthly

APPENDIX K

ACCUMULATION UNIT VALUES

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for a base Contract (with Administration Charge waiver and no optional endorsements) and for a Contract with the most expensive combination of charges and optional endorsements.  The tables do not provide partial year information.  The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period.  Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a “N/A” is provided.

If the annualized charge for your Contract falls between the charge for a base Contract and a Contract with the most expensive combination of charges and optional endorsements, information about the values of all remaining Accumulation Units is available in the SAI.  Contact the Annuity Service Center to request your copy of the SAI free of charge,  Our contact information is on the cover page of the prospectus.  Also, please ask about the more timely Accumulation Unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the September 1 5 , 201 4 Supplement to the April 2 8 , 201 4 Prospectus for your information in reviewing Accumulation Unit information.

The following fund name change is effective April 27, 2015 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL Institutional Alt 65 Fund to JNL Alt 65 Fund

The following fund mergers are effective April 2 7 , 201 5 :

JNL Series Trust
JNL/Mellon Capital Global Alpha Fund merged into JNL/AQR Managed Futures Strategy Fund

JNL Variable Fund LLC
JNL/Mellon Capital Value Line® 30 Fund merged into JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 2 7 , 201 5 , the Separate Account has the following new Investment Division s , for which no Accumulation Unit information is yet available:

JNL Series Trust
JNL/AQR Managed Futures Strategy Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.45% (Contracts issued before August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.39	$9.32	$8.25	$8.64	$7.78	$6.29	N/A	N/A	N/A	N/A
End of period	$11.79	$11.39	$9.32	$8.25	$8.64	$7.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	368,695	422,165	288,921	261,982	166,734	60,164	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.51	$10.84	$9.71	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$12.51	$10.84	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	143,014	241,879	197,760	107,499	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.16	$10.05	$8.93	$9.14	$8.19	N/A	N/A	N/A	N/A	N/A
End of period	$12.59	$12.16	$10.05	$8.93	$9.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308,153	316,978	313,266	289,899	178,959	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.57	$14.76	$13.48	$14.03	$12.59	N/A	N/A	N/A	N/A	N/A
End of period	$16.69	$16.57	$14.76	$13.48	$14.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	411,776	368,051	468,108	539,127	432,724	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$17.02	$15.36	$14.00	$14.76	$13.10	N/A	N/A	N/A	N/A	N/A
End of period	$17.10	$17.02	$15.36	$14.00	$14.76	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	845,323	1,444,631	1,172,316	985,395	623,002	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.99	$15.62	$14.29	$15.20	$13.43	N/A	N/A	N/A	N/A	N/A
End of period	$17.05	$16.99	$15.62	$14.29	$15.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,087,718	1,179,008	885,745	580,571	448,029	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$17.36	$16.09	$14.71	$15.78	$13.82	N/A	N/A	N/A	N/A	N/A
End of period	$17.39	$17.36	$16.09	$14.71	$15.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	634,403	741,012	638,496	561,165	404,117	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.72	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.05	$11.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	178,609	63,620	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.62	$11.20	$10.02	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.56	$14.62	$11.20	$10.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	562,413	595,046	318,590	296,727	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.61	$11.09	$10.64	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$10.61	$11.09	$10.64	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	475,127	411,443	363,233	236,148	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.85	$10.19	$8.77	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.89	$12.85	$10.19	$8.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	177,630	273,566	121,438	80,777	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.32	$10.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.63	$12.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	63,486	26,725	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$15.05	$11.48	$9.97	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.34	$15.05	$11.48	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	582,657	614,491	430,551	330,239	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.53	$10.49	$9.07	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$12.53	$10.49	$9.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	505,389	253,608	159,640	176,610	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$12.02	$10.99	$9.50	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$12.02	$10.99	$9.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	420,521	338,455	374,886	197,631	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$11.04	$10.22	$10.29	$11.27	$9.74	$6.59	$13.71	N/A	N/A	N/A
End of period	$9.33	$11.04	$10.22	$10.29	$11.27	$9.74	$6.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	697,327	579,258	645,210	597,805	421,765	154,804	73,472	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.90	$10.56	$9.78	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.95	$11.90	$10.56	$9.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	822,079	854,390	561,273	402,848	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$38.12	$27.83	$25.53	$25.71	$23.15	$17.42	$29.89	$27.64	$26.81	N/A
End of period	$40.91	$38.12	$27.83	$25.53	$25.71	$23.15	$17.42	$29.89	$27.64	N/A
Accumulation units outstanding at the end of period	177,861	186,933	196,257	217,762	188,344	104,989	54,310	34,693	35,046	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.73	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.58	$14.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	278,618	85,955	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$14.00	$12.29	$11.03	$11.75	$10.94	$9.06	$12.82	$12.05	$11.04	N/A
End of period	$13.87	$14.00	$12.29	$11.03	$11.75	$10.94	$9.06	$12.82	$12.05	N/A
Accumulation units outstanding at the end of period	298,037	333,643	320,121	289,366	328,733	221,166	135,824	103,293	89,626	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$34.56	$28.46	$24.67	$26.21	$23.80	$17.47	$30.81	$25.91	$23.20	N/A
End of period	$34.87	$34.56	$28.46	$24.67	$26.21	$23.80	$17.47	$30.81	$25.91	N/A
Accumulation units outstanding at the end of period	74,070	95,924	101,710	70,009	118,266	35,283	17,426	6,588	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$24.41	$18.32	$16.35	$16.73	$15.17	$11.50	$19.15	$19.31	$17.44	N/A
End of period	$26.42	$24.41	$18.32	$16.35	$16.73	$15.17	$11.50	$19.15	$19.31	N/A
Accumulation units outstanding at the end of period	364,637	74,767	41,816	47,241	48,078	36,307	32,176	30,810	23,879	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$38.85	$30.21	$26.93	$27.97	$20.92	$15.67	$25.75	$23.31	$19.70	N/A
End of period	$39.36	$38.85	$30.21	$26.93	$27.97	$20.92	$15.67	$25.75	$23.31	N/A
Accumulation units outstanding at the end of period	114,149	159,268	120,304	121,828	73,343	21,601	21,776	26,721	17,585	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.23	$8.89	$7.36	$9.47	$8.05	N/A	N/A	N/A	N/A	N/A
End of period	$8.57	$8.23	$8.89	$7.36	$9.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,537	153,060	168,327	163,577	210,814	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.18	$7.46	$6.13	$8.62	$7.48	$4.16	N/A	N/A	N/A	N/A
End of period	$7.88	$7.18	$7.46	$6.13	$8.62	$7.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155,751	316,380	250,819	207,427	274,581	92,537	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.87	$9.71	$8.50	$8.74	$8.03	$6.26	$9.95	N/A	N/A	N/A
End of period	$12.01	$11.87	$9.71	$8.50	$8.74	$8.03	$6.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	430,274	487,535	482,647	561,457	634,090	709,647	582,205	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$11.31	$8.80	$7.32	$7.90	$7.49	$5.81	$9.92	N/A	N/A	N/A
End of period	$10.88	$11.31	$8.80	$7.32	$7.90	$7.49	$5.81	N/A	N/A	N/A
Accumulation units outstanding at the end of period	297,806	196,313	114,842	44,591	166,744	123,598	61,094	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.92	$11.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$11.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	414,452	592,617	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.80	$12.28	$11.10	$10.99	$9.90	$7.56	$10.91	$10.87	N/A	N/A
End of period	$14.04	$13.80	$12.28	$11.10	$10.99	$9.90	$7.56	$10.91	N/A	N/A
Accumulation units outstanding at the end of period	491,294	505,798	393,027	369,894	359,163	127,419	127,220	105,029	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$11.06	$8.47	$6.75	$8.00	$6.74	$4.48	N/A	N/A	N/A	N/A
End of period	$9.87	$11.06	$8.47	$6.75	$8.00	$6.74	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	236,752	323,218	227,085	172,480	111,601	66,423	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.51	$9.10	$8.13	$8.30	$7.56	$6.05	$9.88	N/A	N/A	N/A
End of period	$12.17	$11.51	$9.10	$8.13	$8.30	$7.56	$6.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	285,523	329,684	272,538	259,858	185,361	132,312	70,176	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.73	$14.14	$12.20	$12.72	$10.18	$7.73	$11.72	$12.67	$10.92	N/A
End of period	$18.48	$18.73	$14.14	$12.20	$12.72	$10.18	$7.73	$11.72	$12.67	N/A
Accumulation units outstanding at the end of period	179,870	159,967	140,676	147,616	147,118	127,570	46,890	31,456	22,472	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.69	$25.32	$23.84	$22.76	$21.46	$19.07	$20.40	$19.35	$18.75	N/A
End of period	$25.65	$24.69	$25.32	$23.84	$22.76	$21.46	$19.07	$20.40	$19.35	N/A
Accumulation units outstanding at the end of period	173,614	182,067	220,345	205,822	148,789	58,793	12,625	25,387	25,200	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.50	$14.86	$12.56	$13.37	$11.69	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$13.50	$14.86	$12.56	$13.37	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	212,991	234,214	271,541	303,943	308,826	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.45	$14.10	$12.12	$13.16	$10.74	$8.21	$13.04	$12.87	$11.28	N/A
End of period	$20.57	$18.45	$14.10	$12.12	$13.16	$10.74	$8.21	$13.04	$12.87	N/A
Accumulation units outstanding at the end of period	230,186	217,888	181,217	178,809	134,043	151,466	83,712	83,096	66,399	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.90	$9.00	$7.63	$8.66	$8.09	$6.57	N/A	N/A	N/A	N/A
End of period	$13.36	$11.90	$9.00	$7.63	$8.66	$8.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91,868	100,139	116,198	82,011	140,985	28,855	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.76	$14.57	$11.52	$12.47	$10.80	$8.27	$13.05	$15.58	$11.59	N/A
End of period	$16.73	$14.76	$14.57	$11.52	$12.47	$10.80	$8.27	$13.05	$15.58	N/A
Accumulation units outstanding at the end of period	624,196	440,849	393,860	330,244	210,755	82,642	33,185	6,909	14,397	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.44	$17.43	$15.28	$16.65	$15.04	$11.14	$19.13	$17.69	$14.64	N/A
End of period	$20.19	$20.44	$17.43	$15.28	$16.65	$15.04	$11.14	$19.13	$17.69	N/A
Accumulation units outstanding at the end of period	201,945	138,780	152,552	121,222	112,342	152,950	83,689	102,884	68,187	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.49	$12.71	$11.47	$12.47	$10.77	$8.79	$14.31	$12.55	$11.80	N/A
End of period	$18.67	$17.49	$12.71	$11.47	$12.47	$10.77	$8.79	$14.31	$12.55	N/A
Accumulation units outstanding at the end of period	177,054	307,259	246,630	242,143	154,213	134,728	119,047	120,169	27,630	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.56	$19.81	$18.65	$20.06	$16.54	$12.02	$19.97	$20.81	$18.43	N/A
End of period	$27.52	$25.56	$19.81	$18.65	$20.06	$16.54	$12.02	$19.97	$20.81	N/A
Accumulation units outstanding at the end of period	43,028	66,641	44,797	63,133	60,407	19,296	55,611	63,743	26,504	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$24.03	$17.45	$15.05	$15.48	$12.44	$9.36	$15.76	$14.36	$12.73	N/A
End of period	$25.57	$24.03	$17.45	$15.05	$15.48	$12.44	$9.36	$15.76	$14.36	N/A
Accumulation units outstanding at the end of period	131,778	112,427	56,281	30,068	55,779	50,921	28,018	19,118	4,962	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.41	$11.83	$10.23	$11.22	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	$14.41	$11.83	$10.23	$11.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,693,876	1,477,778	1,263,587	1,184,290	786,669	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$15.46	$12.91	$11.18	$13.02	$12.28	$9.57	$17.50	$15.86	$12.19	N/A
End of period	$13.63	$15.46	$12.91	$11.18	$13.02	$12.28	$9.57	$17.50	$15.86	N/A
Accumulation units outstanding at the end of period	373,412	328,027	261,776	226,319	269,939	161,832	77,168	111,877	135,290	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$36.53	$26.09	$22.77	$24.55	$19.84	$14.08	$25.71	$24.16	$21.88	N/A
End of period	$40.03	$36.53	$26.09	$22.77	$24.55	$19.84	$14.08	$25.71	$24.16	N/A
Accumulation units outstanding at the end of period	86,321	61,311	67,342	64,374	19,773	20,479	31,734	13,446	7,581	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.93	$20.96	$20.52	$18.95	$17.91	$17.53	$16.69	$15.92	$15.65	N/A
End of period	$20.70	$19.93	$20.96	$20.52	$18.95	$17.91	$17.53	$16.69	$15.92	N/A
Accumulation units outstanding at the end of period	229,150	150,764	176,727	240,523	131,951	64,633	112,597	19,506	17,096	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.48	$13.82	$11.48	$14.16	$11.78	$6.96	$14.14	$10.88	N/A	N/A
End of period	$12.58	$13.48	$13.82	$11.48	$14.16	$11.78	$6.96	$14.14	N/A	N/A
Accumulation units outstanding at the end of period	346,698	419,638	437,304	466,269	599,102	265,612	110,037	77,710	N/A	N/A

JNL/Mellon Capital (MC) 10 x 10 Division
Accumulation unit value:
Beginning of period	$12.07	$9.59	$8.39	$8.70	$7.58	N/A	N/A	N/A	N/A	N/A
End of period	$12.88	$12.07	$9.59	$8.39	$8.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,293	120,886	121,042	167,214	179,794	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.75	$17.61	$15.18	$14.15	$11.68	$7.75	$12.14	$12.68	$11.46	N/A
End of period	$23.90	$23.75	$17.61	$15.18	$14.15	$11.68	$7.75	$12.14	$12.68	N/A
Accumulation units outstanding at the end of period	151,109	122,432	127,317	76,530	75,191	29,085	29,453	65,452	64,658	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.72	$14.31	$14.01	$13.27	$12.72	$12.20	$11.94	$11.38	$11.14	N/A
End of period	$14.28	$13.72	$14.31	$14.01	$13.27	$12.72	$12.20	$11.94	$11.38	N/A
Accumulation units outstanding at the end of period	342,466	260,367	291,551	271,864	217,872	143,785	115,046	93,576	83,730	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.50	$6.29	$5.30	$5.56	$4.60	$3.72	$6.25	$6.08	$4.53	N/A
End of period	$7.80	$7.50	$6.29	$5.30	$5.56	$4.60	$3.72	$6.25	$6.08	N/A
Accumulation units outstanding at the end of period	84,243	79,058	97,664	122,962	221,136	10,824	10,824	67,430	34,711	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.31	$14.61	$12.00	$11.43	$9.45	$7.20	$10.63	$11.71	$10.47	N/A
End of period	$22.19	$20.31	$14.61	$12.00	$11.43	$9.45	$7.20	$10.63	$11.71	N/A
Accumulation units outstanding at the end of period	87,995	133,213	115,962	80,281	23,250	-	3,135	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.90	$10.81	$9.85	$8.47	$6.90	$6.04	$11.35	$11.40	$8.93	N/A
End of period	$15.04	$13.90	$10.81	$9.85	$8.47	$6.90	$6.04	$11.35	$11.40	N/A
Accumulation units outstanding at the end of period	125,857	135,835	160,348	84,473	130,279	138,931	39,528	77,082	54,416	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,216	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.89	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.39	$9.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	361,795	228,041	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$15.14	$11.76	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.42	$15.14	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	113,337	31,760	8,355	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.78	$8.20	$6.60	$7.69	$6.87	$5.88	$12.08	$14.83	$12.68	N/A
End of period	$12.01	$10.78	$8.20	$6.60	$7.69	$6.87	$5.88	$12.08	$14.83	N/A
Accumulation units outstanding at the end of period	440,186	244,253	153,830	117,288	96,167	59,203	41,090	13,910	22,443	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$17.54	$15.71	$12.97	$14.34	$12.69	$9.82	$19.35	$17.67	$12.80	N/A
End of period	$19.16	$17.54	$15.71	$12.97	$14.34	$12.69	$9.82	$19.35	$17.67	N/A
Accumulation units outstanding at the end of period	16,549	32,258	27,427	28,472	76,181	110,133	61,187	109,726	64,326	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.80	$10.08	$10.43	$10.28	$9.84	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$9.80	$10.08	$10.43	$10.28	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,468	25,742	28,214	23,483	31,046	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.79	$14.97	$12.82	$11.73	$11.45	$9.61	$12.69	$11.97	$11.43	N/A
End of period	$25.65	$20.79	$14.97	$12.82	$11.73	$11.45	$9.61	$12.69	$11.97	N/A
Accumulation units outstanding at the end of period	450,778	329,353	168,217	162,722	39,915	28,189	18,485	16,173	8,996	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.74	$10.45	$9.30	$9.64	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.22	$12.74	$10.45	$9.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	402,614	600,150	466,599	326,812	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.55	$15.50	$13.33	$15.41	$14.64	$11.49	$20.42	$18.77	$15.17	N/A
End of period	$17.17	$18.55	$15.50	$13.33	$15.41	$14.64	$11.49	$20.42	$18.77	N/A
Accumulation units outstanding at the end of period	303,445	289,718	239,147	157,104	94,775	74,095	81,480	92,128	61,872	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.24	$12.51	$10.75	$11.14	$9.65	$7.89	$13.93	$13.93	$11.90	N/A
End of period	$17.81	$16.24	$12.51	$10.75	$11.14	$9.65	$7.89	$13.93	$13.93	N/A
Accumulation units outstanding at the end of period	474,073	444,346	566,022	653,294	686,735	728,159	955,835	855,961	658,209	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.67	$9.72	$8.63	$9.71	$8.66	$6.38	$12.01	$10.73	N/A	N/A
End of period	$13.36	$12.67	$9.72	$8.63	$9.71	$8.66	$6.38	$12.01	N/A	N/A
Accumulation units outstanding at the end of period	212,525	220,351	182,743	211,184	185,856	209,218	210,892	112,953	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.58	$13.36	$11.33	$11.27	$9.76	$7.38	$12.80	$10.91	$10.57	N/A
End of period	$21.69	$18.58	$13.36	$11.33	$11.27	$9.76	$7.38	$12.80	$10.91	N/A
Accumulation units outstanding at the end of period	192,139	108,136	73,036	57,170	65,473	24,117	15,744	16,259	8,535	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$40.97	$33.17	$32.25	$31.68	$26.99	$22.80	$37.23	$27.93	$23.46	N/A
End of period	$36.20	$40.97	$33.17	$32.25	$31.68	$26.99	$22.80	$37.23	$27.93	N/A
Accumulation units outstanding at the end of period	141,188	127,484	97,671	134,252	64,912	18,703	25,590	18,748	4,920	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.44	$13.91	$12.60	$13.02	$11.71	N/A	N/A	N/A	N/A	N/A
End of period	$15.71	$15.44	$13.91	$12.60	$13.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,656	49,801	15,134	8,668	20,082	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.19	$10.97	$9.98	$9.65	$8.40	$7.17	$10.82	$10.20	N/A	N/A
End of period	$15.74	$15.19	$10.97	$9.98	$9.65	$8.40	$7.17	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	65,441	78,958	100,262	110,417	65,670	8,184	9,491	10,199	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.61	$18.78	$16.25	$16.85	$13.58	$9.98	$16.23	$15.33	$14.18	N/A
End of period	$26.50	$24.61	$18.78	$16.25	$16.85	$13.58	$9.98	$16.23	$15.33	N/A
Accumulation units outstanding at the end of period	349,139	451,941	333,611	204,648	195,859	103,456	44,482	74,801	66,143	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$16.08	$12.39	$10.90	$10.90	$9.66	$7.78	$12.66	$12.25	$10.80	N/A
End of period	$17.92	$16.08	$12.39	$10.90	$10.90	$9.66	$7.78	$12.66	$12.25	N/A
Accumulation units outstanding at the end of period	1,415,260	1,310,905	1,188,864	585,050	350,043	257,720	67,682	108,066	99,022	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.87	$11.77	$10.49	$11.53	$9.69	$6.08	$8.84	N/A	N/A	N/A
End of period	$16.19	$15.87	$11.77	$10.49	$11.53	$9.69	$6.08	N/A	N/A	N/A
Accumulation units outstanding at the end of period	115,018	142,800	70,825	72,327	73,238	61,604	38,413	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$22.25	$16.31	$14.28	$15.14	$12.16	$9.69	$15.11	$15.66	$13.52	N/A
End of period	$22.95	$22.25	$16.31	$14.28	$15.14	$12.16	$9.69	$15.11	$15.66	N/A
Accumulation units outstanding at the end of period	243,832	296,564	335,366	147,249	131,803	120,397	39,325	77,670	60,255	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.37	$7.54	$6.88	$7.00	$6.33	$3.92	$7.03	$6.23	$5.78	N/A
End of period	$11.14	$9.37	$7.54	$6.88	$7.00	$6.33	$3.92	$7.03	$6.23	N/A
Accumulation units outstanding at the end of period	670,076	317,920	581,039	486,773	163,569	240,786	36,520	50,949	18,182	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.73	$10.33	$9.60	$12.65	$10.48	$9.27	$17.90	$15.20	$15.64	N/A
End of period	$14.57	$13.73	$10.33	$9.60	$12.65	$10.48	$9.27	$17.90	$15.20	N/A
Accumulation units outstanding at the end of period	95,892	97,914	107,965	143,908	196,659	153,053	203,135	191,135	170,250	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,411	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.28	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	187,324	44,253	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.66	$15.00	$12.63	$13.96	$12.27	$8.93	$15.33	$14.63	$12.69	N/A
End of period	$18.75	$18.66	$15.00	$12.63	$13.96	$12.27	$8.93	$15.33	$14.63	N/A
Accumulation units outstanding at the end of period	284,434	328,566	185,990	230,028	158,017	54,444	51,490	36,636	27,735	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.42	$14.98	$14.02	$12.73	$11.99	$10.38	$10.94	N/A	N/A	N/A
End of period	$13.66	$13.42	$14.98	$14.02	$12.73	$11.99	$10.38	N/A	N/A	N/A
Accumulation units outstanding at the end of period	568,309	570,945	1,311,758	960,601	398,748	135,545	106,164	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.37	$20.07	$18.84	$18.23	$17.20	$15.11	$15.27	$14.32	$14.04	N/A
End of period	$19.85	$19.37	$20.07	$18.84	$18.23	$17.20	$15.11	$15.27	$14.32	N/A
Accumulation units outstanding at the end of period	1,223,221	1,333,459	1,720,509	1,232,036	791,012	405,744	168,555	147,079	118,277	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.84	$10.55	$9.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.71	$10.84	$10.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	530,269	598,765	78,866	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.70	$18.47	$16.05	$15.56	$13.65	$9.47	$13.87	$14.23	$13.07	N/A
End of period	$19.44	$19.70	$18.47	$16.05	$15.56	$13.65	$9.47	$13.87	$14.23	N/A
Accumulation units outstanding at the end of period	437,605	379,629	361,479	262,761	240,730	80,634	2,447	21,151	30,081	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.23	$10.95	$9.55	$10.46	$8.19	N/A	N/A	N/A	N/A	N/A
End of period	$16.58	$15.23	$10.95	$9.55	$10.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,231	29,382	13,494	8,744	17,787	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.03	$11.10	$9.41	$10.38	$8.25	$6.25	N/A	N/A	N/A	N/A
End of period	$15.68	$15.03	$11.10	$9.41	$10.38	$8.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,324	64,021	9,382	8,938	24,134	9,831	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.69	$19.31	$16.94	$18.14	$15.67	$11.00	$21.14	$22.73	$20.40	N/A
End of period	$29.60	$26.69	$19.31	$16.94	$18.14	$15.67	$11.00	$21.14	$22.73	N/A
Accumulation units outstanding at the end of period	18,636	19,185	20,750	33,942	44,676	35,904	8,326	4,368	4,368	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.78	$10.59	$8.25	$10.20	$8.19	$5.92	N/A	N/A	N/A	N/A
End of period	$14.66	$14.78	$10.59	$8.25	$10.20	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	232,865	243,931	257,976	269,792	219,128	58,053	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.74	$12.53	$10.94	$10.48	$9.35	$6.69	N/A	N/A	N/A	N/A
End of period	$20.00	$17.74	$12.53	$10.94	$10.48	$9.35	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,093,789	1,043,791	525,779	509,633	167,706	67,473	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.20	$13.63	$11.86	$10.88	$9.81	N/A	N/A	N/A	N/A	N/A
End of period	$20.83	$19.20	$13.63	$11.86	$10.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	229,182	220,749	124,080	107,221	75,403	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$16.05	$12.45	$11.20	$10.11	$8.68	N/A	N/A	N/A	N/A	N/A
End of period	$17.99	$16.05	$12.45	$11.20	$10.11	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	734,664	819,523	251,162	316,724	178,435	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$19.08	$12.91	$11.48	$10.93	$9.70	$6.27	N/A	N/A	N/A	N/A
End of period	$22.20	$19.08	$12.91	$11.48	$10.93	$9.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	226,652	158,196	57,635	35,315	16,828	9,066	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.66	$15.86	$13.89	$14.80	$12.82	$9.93	$16.56	$15.39	$13.51	N/A
End of period	$20.65	$19.66	$15.86	$13.89	$14.80	$12.82	$9.93	$16.56	$15.39	N/A
Accumulation units outstanding at the end of period	462,866	533,762	837,550	868,906	631,034	57,518	42,446	10,439	7,142	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.43	$13.04	$12.16	$11.97	$11.17	$9.98	$11.74	$11.21	$10.54	N/A
End of period	$13.65	$13.43	$13.04	$12.16	$11.97	$11.17	$9.98	$11.74	$11.21	N/A
Accumulation units outstanding at the end of period	324,521	328,406	820,494	602,118	456,241	341,162	92,748	25,617	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.82	$16.40	$14.43	$15.11	$13.21	$10.46	$16.42	$15.33	$13.63	N/A
End of period	$20.63	$19.82	$16.40	$14.43	$15.11	$13.21	$10.46	$16.42	$15.33	N/A
Accumulation units outstanding at the end of period	1,346,801	1,775,847	1,495,978	981,519	930,782	538,381	-	10,028	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.78	$13.58	$12.43	$12.50	$11.40	$9.75	$12.56	$11.83	$10.87	N/A
End of period	$15.15	$14.78	$13.58	$12.43	$12.50	$11.40	$9.75	$12.56	$11.83	N/A
Accumulation units outstanding at the end of period	953,857	1,109,746	953,899	542,860	642,324	36,979	7,832	7,882	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.85	$16.51	$14.72	$15.13	$13.56	$11.15	$15.60	$14.57	$13.18	N/A
End of period	$19.41	$18.85	$16.51	$14.72	$15.13	$13.56	$11.15	$15.60	$14.57	N/A
Accumulation units outstanding at the end of period	2,304,489	2,211,386	1,947,500	1,306,578	1,099,211	202,884	89,421	187,674	119,166	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.32	$10.91	$9.09	$9.75	$8.99	$6.38	N/A	N/A	N/A	N/A
End of period	$18.64	$16.32	$10.91	$9.09	$9.75	$8.99	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	206,358	136,197	64,996	40,879	7,942	42,363	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$46.65	$34.14	$29.15	$29.92	$26.00	$18.38	$32.64	$30.07	$26.84	N/A
End of period	$49.99	$46.65	$34.14	$29.15	$29.92	$26.00	$18.38	$32.64	$30.07	N/A
Accumulation units outstanding at the end of period	265,721	252,512	237,339	135,798	149,998	76,767	16,943	8,242	2,443	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$71.10	$52.85	$47.21	$48.61	$38.57	$26.65	$45.56	$39.44	$37.47	N/A
End of period	$79.07	$71.10	$52.85	$47.21	$48.61	$38.57	$26.65	$45.56	$39.44	N/A
Accumulation units outstanding at the end of period	188,171	185,564	161,160	130,382	143,155	102,923	49,089	30,924	24,937	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.47	$10.62	$10.51	$10.52	$10.37	$9.78	$10.55	$10.21	N/A	N/A
End of period	$10.37	$10.47	$10.62	$10.51	$10.52	$10.37	$9.78	$10.55	N/A	N/A
Accumulation units outstanding at the end of period	626,227	676,806	666,895	572,742	243,755	74,628	28,385	12,897	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.54	$16.68	$14.18	$14.69	$12.86	$9.52	$16.22	$16.32	$13.80	N/A
End of period	$25.16	$22.54	$16.68	$14.18	$14.69	$12.86	$9.52	$16.22	$16.32	N/A
Accumulation units outstanding at the end of period	385,746	334,958	241,571	170,950	172,581	112,246	122,894	97,749	36,781	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.92	$31.39	$28.93	$28.42	$26.02	$22.06	$28.23	$26.65	$23.79	N/A
End of period	$39.97	$36.92	$31.39	$28.93	$28.42	$26.02	$22.06	$28.23	$26.65	N/A
Accumulation units outstanding at the end of period	512,873	389,523	355,848	197,885	339,234	30,204	25,819	22,273	13,578	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.29	$12.47	$12.65	$12.83	$13.02	$13.19	$13.10	$12.69	$12.32	N/A
End of period	$12.11	$12.29	$12.47	$12.65	$12.83	$13.02	$13.19	$13.10	$12.69	N/A
Accumulation units outstanding at the end of period	486,725	382,205	589,862	1,165,106	173,562	113,375	144,185	17,188	38,526	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.53	$22.09	$19.26	$19.96	$17.81	$14.57	$22.18	$20.87	$17.51	N/A
End of period	$31.31	$28.53	$22.09	$19.26	$19.96	$17.81	$14.57	$22.18	$20.87	N/A
Accumulation units outstanding at the end of period	165,732	194,264	151,193	148,873	132,251	56,060	24,718	44,676	39,886	N/A

Accumulation Unit Values
Contract with Endorsements - 3.91%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$25.39	$20.23	$18.48	$19.67	$15.08	$11.58	$19.50	$18.10	$15.67	N/A
End of period	$25.09	$25.39	$20.23	$18.48	$19.67	$15.08	$11.58	$19.50	$18.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	172	164	173	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$15.13	$11.71	$10.35	$11.07	$9.07	$7.06	$10.98	$12.17	$10.75	N/A
End of period	$14.57	$15.13	$11.71	$10.35	$11.07	$9.07	$7.06	$10.98	$12.17	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	280	266	255	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$15.61	$16.40	$15.83	$15.49	$14.97	$13.63	$14.95	$14.53	$14.43	N/A
End of period	$15.82	$15.61	$16.40	$15.83	$15.49	$14.97	$13.63	$14.95	$14.53	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	185	225	199	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.91	$11.68	$10.29	$11.45	$9.57	$7.50	$12.21	$12.35	$11.10	N/A
End of period	$16.22	$14.91	$11.68	$10.29	$11.45	$9.57	$7.50	$12.21	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	277	256	249	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$12.92	$11.29	$10.15	$11.33	$10.49	$7.96	$14.02	$13.28	$11.27	N/A
End of period	$12.45	$12.92	$11.29	$10.15	$11.33	$10.49	$7.96	$14.02	$13.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	270	228	232	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$10.47	$8.96	$7.96	$9.49	$9.18	$7.33	$13.73	$12.76	$10.05	N/A
End of period	$9.01	$10.47	$8.96	$7.96	$9.49	$9.18	$7.33	$13.73	$12.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	283	234	249	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$10.22	$10.93	$10.97	$10.64	$10.45	$10.28	$10.31	$10.07	$10.11	N/A
End of period	$10.38	$10.22	$10.93	$10.97	$10.64	$10.45	$10.28	$10.31	$10.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	254	325	285	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$12.27	$11.26	$9.53	$10.80	$9.80	$7.77	$15.70	$14.69	$10.90	N/A
End of period	$13.08	$12.27	$11.26	$9.53	$10.80	$9.80	$7.77	$15.70	$14.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	256	192	212	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$28.67	$23.79	$23.71	$23.87	$20.84	$18.05	$30.20	$23.22	$19.99	N/A
End of period	$24.72	$28.67	$23.79	$23.71	$23.87	$20.84	$18.05	$30.20	$23.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	232	228	285	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$13.12	$13.93	$13.40	$13.29	$12.85	$11.57	$11.99	$11.52	$11.58	N/A
End of period	$13.12	$13.12	$13.93	$13.40	$13.29	$12.85	$11.57	$11.99	$11.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	896	1,128	994	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$29.49	$22.12	$19.36	$20.37	$18.14	$13.14	$23.91	$22.59	$20.66	N/A
End of period	$30.83	$29.49	$22.12	$19.36	$20.37	$18.14	$13.14	$23.91	$22.59	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	315	266	270	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$44.95	$34.24	$31.35	$33.08	$26.90	$19.05	$33.38	$29.62	$28.84	N/A
End of period	$48.77	$44.95	$34.24	$31.35	$33.08	$26.90	$19.05	$33.38	$29.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	108	95	102	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$16.10	$12.21	$10.64	$11.30	$10.14	$7.69	$13.43	$13.85	$12.00	N/A
End of period	$17.53	$16.10	$12.21	$10.64	$11.30	$10.14	$7.69	$13.43	$13.85	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	761	679	666	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Questions: If you have any questions about your Contract, you may contact us at:

Annuity Service Center:	1 (800) 644-4565 (8 a.m. - 8 p.m. ET)

Mail Address:	P.O. Box 30314, Lansing, Michigan 48909-7814

Delivery Address:	1 Corporate Way, Lansing, Michigan 48951

Institutional Marketing Group Service Center:	1 (800) 777-7779 (8 a.m. - 8 p.m. ET)
(for Contracts purchased through a bank or another financial institution)
Mail Address:	P.O. Box 30386, Lansing, Michigan 48909-7886
Delivery Address:	1 Corporate Way, Lansing, Michigan 48951 Attn: IMG
Home Office:	1 Corporate Way, Lansing, Michigan 48951

STATEMENT OF ADDITIONAL INFORMATION

April 2 7 , 201 5

PERSPECTIVE L SERIESSM
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale before December 12, 2011)

Issued by
Jackson National Life Insurance Company® and through
Jackson National Separate Account – I

This Statement of Additional Information (SAI) is not a prospectus.  It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated April 2 7 , 201 5 .  The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 30314 Lansing, Michigan 48909-7814, or calling 1-800-644-4565.

TABLE OF CONTENTS
Page
General Information and History	2
Services	9
Purchase of Securities Being Offered	10
Underwriters	10
Calculation of Performance	10
Additional Tax Information	12
Annuity Provisions	22
Net Investment Factor	23
Condensed Financial Information	23
Financial Statements of the Separate Account	Appendix A
Financial Statements of Jackson	Appendix B

General Information and History

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson®).  Jackson is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

Trademarks, Service Marks, and Related Disclosures

The "S&P 500 Index," "S&P MidCap 400 Index," "S&P SmallCap 600 Index," "Dow Jones U.S. Contrarian Opportunities," "Dow Jones Industrial Average," and "The Dow 10," "Dow Jones Brookfield Global Infrastructure Index," "STANDARD & POOR'S®," "S&P®," "S&P 500®," "S&P MIDCAP 400 Index®," "STANDARD & POOR'S MIDCAP 400 Index®," "S&P SmallCap 600 Index®" and "STANDARD & POOR'S 500®" (collectively, the "Indices") are products of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by Jackson National Life Insurance Company ("Jackson").  "Dow Jones®", "Dow Jones Industrial Average", "DJIA®", "The Dow®" and "The Dow 10" are service and/or trademarks of Dow Jones Trademark Holdings, LLC ("Dow Jones") and have been licensed to SPDJI and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company® ("Jackson").

The Dow Jones Brookfield Global Infrastructure Index is calculated by SPDJI pursuant to an agreement with Brookfield Redding, Inc. (together with its affiliates, "Brookfield") and has been licensed for use. Standard & Poor's®, S&P® and S&P 500®, S&P MidCap 400® and S&P SmallCap 600® are registered trademarks of Standard & Poor's Financial Services LLC; Dow Jones U.S. Contrarian Opportunities Index is a service mark of Dow Jones; Brookfield® is a registered trademark of Brookfield Asset Management , Inc.; and the foregoing trademarks have been licensed by SPDJI for use.

The JNL/Mellon Capital S&P® SMid 60 Fund, JNL/Mellon Capital JNL 5 Fund, and the JNL/Mellon Capital S&P® 24 Fund, JNL/Mellon Capital S&P 500 Index Fund, JNL/Mellon S&P 400 MidCap Index Fund, JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund, the JNL/Mellon Capital Dow SM 10 Fund, and the JNL/Brookfield Global Infrastructure and MLP Fund (collectively, the "Products") are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, Standard & Poor's Financial Services LLC, Brookfield or any of their respective affiliates (collectively, "S&P Dow Jones Indices").

S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Products or any member of the public regarding the advisability of investing in securities generally or in the Products particularly or the ability of the Indices to track general market performance.  S&P Dow Jones Indices' only relationship to Jackson with respect to the Indices or the Products is the licensing of the Indices and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors.  The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to Jackson or the Products.  S&P Dow Jones Indices have no obligation to take the needs of Jackson or the owners of the Products into consideration in determining, composing or calculating the Indices.  S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Products or the timing of the issuance or sale of the Products in the determination or calculation of the equation by which the Products are to be converted into cash, surrendered or redeemed, as the case may be.  S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Products. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns.  S&P Dow Jones Indices LLC is not an investment advisor.  Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN CALCULATING THE INDICES.  S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY JACKSON OR OWNERS OF THE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR WITH RESPECT TO ANY DATA RELATED THERETO.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE.  THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND JACKSON, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

SPDR® is a registered trademark of Standard & Poor's Financial Services LLC.  S&P Capital IQ is a trademark of Standard Financial Services LLC.

The following applies to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, and JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Competitive Advantage Fund, JNL/S&P Dividend Income & Growth Fund, JNL/S&P Total Yield Fund, JNL/S&P Intrinsic Value Fund, JNL /S&P Mid 3 Fund and JNL/S&P 4 Fund.

Standard & Poor's Investment Advisory Services LLC ("SPIAS") is a registered investment advisor with the U.S. Securities and Exchange Commission and a wholly owned subsidiary of McGraw-Hill Financial, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services. SPIAS does not act as a "fiduciary" or as an "investment manager," as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

Programs and products of the firms to which SPIAS provides services are not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in those programs and products. With respect to the asset allocations and investments recommended by SPIAS, investors should realize that such investment recommendations are provided to Jackson National Asset Management, LLC only as a general recommendation. The underlying funds of the JNL/S&P 4 Fund are co-sub-advised by SPIAS. SPIAS does not co-sub-advise the JNL/S&P 4 Fund. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when providing investment advisory services to firms to which SPIAS provides services. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. Individual investors should ultimately rely on their own judgment and/or the judgment of a representative in making their investment decisions.

Standard & Poor's  Financial Services LLC, SPIAS, and their affiliates (collectively S&P), and any third-party providers, as well as their directors, officers, shareholders, employees or agents (collectively with S&P,  S&P Parties) do not guarantee the accuracy, completeness, adequacy or timeliness of any information, including ratings and valuations, and are not responsible for errors and omissions, or for the results obtained from the use of such information, and S&P Parties shall have no liability for any errors, omission, or interruptions therein (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such information. S&P PARTIES DISCLAIM ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY, SUITABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P Parties be liable to any party for any direct, indirect, incidental, exemplary, compensatory, punitive, special or consequential damages, costs, expenses, legal fees, or losses (including, without limitation, lost income or lost profits and opportunity costs or losses caused by negligence) in connection with any use of the information contained in this document even if advised of the possibility of such damages.

S&P's credit ratings are statements of opinion as of the date they are expressed and not statements of fact or recommendations to purchase, hold, or sell any securities or to make any investment decisions.  S&P credit ratings should not be relied on when making any investment or other business decision.  S&P's opinions and analyses do not address the suitability of any security.  S&P does not act as a fiduciary or an investment advisor, except where registered as such. While S&P has obtained information from sources they believe to be reliable, S&P does not perform an audit and undertakes no duty of due diligence or independent verification of any information it receives.

To the extent that regulatory authorities allow a rating agency to acknowledge in one jurisdiction a rating issued in another jurisdiction for certain regulatory purposes, S&P reserves the right to assign, withdraw or suspend such acknowledgement at any time and in its sole discretion. S&P Parties disclaim any duty whatsoever arising out of the assignment, withdrawal or suspension of an acknowledgment as well as any liability for any damage alleged to have been suffered on account thereof.

S&P keeps certain activities of its business units separate from each other in order to preserve the independence and objectivity of their respective activities. As a result, certain business units of S&P may have information that is not available to other S&P business units. S&P has established policies and procedures to maintain the confidentiality of certain non-public information received in connection with each analytical process.

S&P may receive compensation for its ratings and certain analyses, normally from issuers or underwriters of securities or from obligors. S&P reserves the right to disseminate its opinions and analyses. S&P's public ratings and analyses are made available on its Web sites, www.standardandpoors.com (free of charge), and www.ratingsdirect.com and www.globalcreditportal.com (subscription), and may be distributed through other means, including via S&P publications and third party redistributors. Additional information about our ratings fees is available at www.standardandpoors.com/usratingsfees.

Based on a universe of funds provided to SPIAS, SPIAS may recommend for investment certain funds to which S&P licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary index of S&P Dow Jones Indices, such as the S&P 500. SPIAS recommends these funds for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds.  In cases where S&P is paid fees that are tied to the amount of assets that are invested in the fund, investment in the fund will generally result in S&P earning compensation in addition to the fees received by SPIAS in connection with its provision of services.  In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

S&P provides a wide range of services to, or relating to, many organizations, including issuers of securities, investment advisers, broker-dealers, investment banks, other financial institutions and financial intermediaries, and accordingly may receive fees or other economic benefits from those organizations, including organizations whose securities or services they may recommend, rate, include in model portfolios, evaluate or otherwise address.

SPIAS may consider research and other information from affiliates in making its investment recommendations. The investment policies of certain portfolios specifically state that among the information SPIAS will consider in evaluating a security are the credit ratings assigned by S&P.  SPIAS does not consider the ratings assigned by other credit rating agencies. Credit rating criteria and scales may differ among credit rating agencies. Ratings assigned by other credit rating agencies may reflect more or less favorable opinions of creditworthiness than ratings assigned by S&P.

The Funds are not sponsored, endorsed, sold or promoted by S&P and its affiliates and S&P and its affiliates make no representation regarding the advisability of investing in the Funds.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations' only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

 "The Nasdaq-100®," "Nasdaq-100 Index®," "Nasdaq Stock Market®" and "Nasdaq®" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Nasdaq®25 Fund.  The JNL/Mellon Capital Nasdaq® 25 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL NASDAQ® 25 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND ARE NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES").  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND OR THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, ANY OTHER PERSON OR ENTITY, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OWNERS OF THE JNL/MELLON CAPITAL INTERNATIONAL INDEX FUND, THE JNL/MELLON CAPITAL EMERGING MARKETS INDEX FUND, THE JNL/MELLON CAPITAL COMMUNICATIONS SECTOR FUND, THE JNL/MELLON CAPITAL CONSUMER BRANDS SECTOR FUND, THE JNL/MELLON CAPITAL FINANCIAL SECTOR FUND, THE JNL/MELLON CAPITAL HEALTHCARE SECTOR FUND, THE JNL/MELLON CAPITAL OIL & GAS SECTOR FUND OR THE JNL/MELLON CAPITAL TECHNOLOGY SECTOR FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Services

Jackson keeps the assets of the Separate Account.  Jackson holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at Aon Center, 200 East Randolph Drive, Suite 5500, Chicago, Illinois 60601.

Jackson is the parent of Jackson National Asset Management, LLC ("JNAM"), the Funds' investment adviser and administrator.  Pursuant to an agreement between Jackson and JNAM, JNAM provides certain administrative services with respect to the Separate Account, including separate account administration services and financial and accounting services.  For the past three years, Jackson paid $450,000 in 2012, $520,500 in 2013 , and $391,000 in 2014 for the services provided by JNAM to Jackson.

Purchase of Securities Being Offered

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold.  The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the Financial Industry Regulatory Authority (FINRA).

Underwriters

The Contracts are offered continuously and are distributed by Jackson National Life Distributors LLC (JNLD), 7601 Technology Way, Denver, Colorado 80237.  JNLD is a subsidiary of Jackson.

For Perspective L SeriesSM contracts, t he aggregate amount of commissions paid to broker/dealers was $367,784,798 in 2012, $418,298,955 in 2013 , and $494,022,408 in 2014 .  JNLD did not retain any portion of the commissions.

Calculation of Performance

When Jackson advertises performance for an Investment Division (except the JNL/WMC Money Market Fund), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts.  Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds.  We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent.  Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts.  The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period.  No deduction is made for premium taxes that may be assessed by certain states.

Jackson may also advertise non-standardized total return on an annualized and cumulative basis.  Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return.  The Contract is designed for long-term investment; therefore, Jackson believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors.  Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.  Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate.  Any quotation of performance should not be considered a guarantee of future performance.  Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management.  An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson may advertise the current annualized yield for a 30-day period for an Investment Division.  The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period.  Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period.  The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

a	=	net investment income earned during the period by the Fund attributable to shares owned by the Investment Division.
b	=	expenses for the Investment Division accrued for the period (net of reimbursements).
c	=	the average daily number of accumulation units outstanding during the period.
d	=	the maximum offering price per accumulation unit on the last day of the period.

The maximum withdrawal charge is 8%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission.  Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds.  The yield on amounts held in the Investment Division normally will fluctuate over time.  Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return.  An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.

Any current yield quotations of the JNL/WMC Money Market Fund will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent.  We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period.  The JNL/WMC Money Market Fund's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7).  The JNL/WMC Money Market Fund's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/WMC Money Market Fund's effective yield will fluctuate daily.  Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion.  The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information.  There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant.  It should be noted that neither a Contract owner's investment in the JNL/WMC Money Market Fund nor that Division's investment in the JNL/WMC Money Market Fund is guaranteed or insured.  Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER.  JACKSON DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.  PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS.  MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

Jackson's Tax Status

Jackson is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code").  For federal income tax purposes, the Separate Account is not a separate entity from Jackson and its operations form a part of Jackson.

Taxation of Annuity Contracts in General

Section 72 of the Code, governs the taxation of annuities in general.  An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected.  For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract.  For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis.  The taxable portion of a withdrawal is taxed at ordinary income tax rates.  Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income.  All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract.  The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made.  No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract).  For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Medicare Tax on Net Investment Income

Beginning in 2013, the taxable portion of distributions from a non-qualified annuity Contract will be considered investment income for purposes of the new Medicare tax on investment income.  As a result, a 3.8% tax will generally apply to some or all of the taxable portion of distributions to individuals whose modified adjusted gross income exceeds certain threshold amounts.  These levels are $200,000 in the case of single taxpayers, $250,000 in the case of married taxpayers filing joint returns, and $125,000 in the case of married taxpayers filing separately.  Owners should consult their own tax advisers for more information.

Withholding Tax on Distributions

The Code generally requires Jackson (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer.  This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) of the Code (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals).  Failure to "roll over" the entire amount of an eligible rollover distribution (including the amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement.  If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%.  If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate.  A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts.  The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department").  Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.  The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the last day of each calendar quarter, or within 30 days after such last day, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying the variable Contracts.  These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above.  Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account.  Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion.  Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time.  The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson or an advisor in its sole and absolute discretion.  The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects.  The first difference is that the contracts described in Rev. Rul. 2003-91 provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas the Contract currently offers 101 Investment Divisions and at least one Fixed Account, and, if more than 99 options are offered, a Contract owner's Contract Value can be allocated to no more than 99 fixed and variable options at any one time.  The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  Jackson reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution.  Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts.  For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange.  Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

Partial 1035 Exchanges

In accordance with Revenue Procedure 2011-38, the IRS will consider a partial exchange of an annuity Contract for another annuity Contract valid if there is either no withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 180 days of the date of the partial exchange.  Revenue Procedure 2011-38 also provides certain exceptions to the 180 day rule.  Due to the complexity of these rules, owners are encouraged to consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities.  Such Contracts generally will not be treated as annuities for federal income tax purposes (except for the taxation of life insurance companies).  However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans.  Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may have tax consequences.  Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances.  Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity.  The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income.  In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract.  If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan.  If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable.  If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary.  The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments.  Estate or gift taxes may also apply.

IRS Approval

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

Tax-Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans.  Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan. Owners, annuitant and beneficiaries are also reminded that a tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is already tax-deferred.

Tax Treatment of Withdrawals

Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity Contracts.  It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal.  Withdrawn earnings are included in a taxpayer's gross income.  Section 72 further provides that a 10% penalty will apply to the income portion of any distribution.  The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Qualified Contracts

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.  Special tax rules may be available for certain distributions from a tax-qualified Contract.  Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A.  To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) distributions made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an  IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).  The exceptions stated in items (4) and (6) above do not apply in the case of an IRA.  The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship.  Hardship withdrawals do not include any earnings on salary reduction contributions.  These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988.  The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans.  Tax penalties may also apply.  While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion.  Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes – Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA.  Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used.  Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement.  In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2.  Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract.

If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used.  Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs.  If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Types of Tax-Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans.  Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan.  Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.  Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson's administrative procedures.  Jackson is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson specifically consents to be bound.  Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred.  However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan.  Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used.  Such descriptions are not exhaustive and are for general informational purposes only.  The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances.  Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein.  Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization.  Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations.  Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts.  (See "Tax Treatment of Withdrawals – Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women.  The Contracts sold by Jackson in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex.  Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

(a) Tax‑Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code.  These qualifying employers may make contributions to the Contracts for the benefit of their employees.  Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract.  The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.  Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts.  Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity").  Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income.  IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions.  Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA.  Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(c) Roth IRA Annuities

Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity.  Purchase payments for Roth IRA annuities are limited to a maximum of $5,500 for 201 5 .  The limit will be adjusted annually for inflation in $500 increments.  In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions.  The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000.  The same contribution and catch-up contributions are also available for purchasers of Traditional IRA annuities.

Lower maximum limitations apply to individuals above certain adjusted gross income levels.  For 201 5 , these levels are $11 6 ,000 in the case of single taxpayers, $18 3 ,000 in the case of married taxpayers filing joint returns, and $0 in the case of married taxpayers filing separately.  These levels are indexed annually in $1,000 increments.  An overall $5,500 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

Qualified distributions from Roth IRA annuities are free from federal income tax.  A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor.  Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution.  Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity.  The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity.  Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity.  The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over.  There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.
(d) Pension and Profit‑Sharing Plans

The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees.  These retirement plans may permit the purchase of the Contracts to provide benefits under the plan.  Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan.  The tax consequences to owners may vary depending upon the particular plan design.  However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders.  Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(e) Eligible Deferred Compensation Plans -- Section 457

Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code.  The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary.  As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the $ 18,000 elective deferral limitation in 201 5 .  The limit is indexed for inflation in $500 increments annually.  In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions.  The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $ 6,000 .

The same contribution and catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age.  Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries.  For this purpose, custodial accounts and certain annuity Contracts are treated as trusts.  The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer.  In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code.  In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

●	attains age 70 1/2,
●	severs employment,
●	dies, or
●	suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.  Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

Annuity Provisions

Variable Annuity Payment

The initial annuity payment is determined by taking the Contract value allocated to that Investment Division, less any premium tax and any applicable Contract charges, and then applying it to the income option table specified in the Contract.  The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified Plans and other employer-sponsored retirement plans, such classification is not permitted) and age of the annuitant and designated second person, if any.

The dollars applied are divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly payment.  That amount is divided by the value of an annuity unit as of the Income Date to establish the number of annuity units representing each variable payment.  The number of annuity units determined for the first variable payment remains constant for the second and subsequent monthly variable payments, assuming that no reallocation of Contract values is made.

The amount of the second and each subsequent monthly variable payment is determined by multiplying the number of annuity units by the annuity unit value as of the business day next preceding the date on which each payment is due.

The mortality and expense experience will not adversely affect the dollar amount of the variable annuity payments once payments have commenced.

Annuity Unit Value

The initial value of an annuity unit of each Investment Division was set when the Investment Divisions were established.  The value may increase or decrease from one business day to the next.  The income option tables contained in the Contract are based on an assumed investment rate of 1.5% (3%for Contracts issued before October 11, 2010).

The value of a fixed number of annuity units will reflect the investment performance of the Investment Divisions elected, and the amount of each payment will vary accordingly.

For each Investment Division, the value of an annuity unit for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the percentage change in the value of an accumulation unit from the immediately preceding business day to the business day of valuation, calculated by use of the Net Investment Factor, described below. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 1.5% (3% for Contracts issued before October 11, 2010).

Net Investment Factor

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)	is the net result of:
	(1)	the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus
	(2)	the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus
(3)

a per share credit or charge with respect to any taxes paid or reserved for by Jackson during the valuation period which are determined by Jackson to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

(b)	is the net asset value of the Fund share held in the Investment Division determined as of the valuation date at the end of the preceding valuation period; and
(c)

is the asset charge factor determined by Jackson for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Condensed Financial Information

Accumulation Unit Values

The tables reflect the Accumulation Unit values for each Investment Division for the beginning and end of the periods indicated, and the number of Accumulation Units outstanding as of the end of the periods indicated – for Contracts with all levels of charges (and combinations of optional endorsements), except base Contracts (with Administration Charge waiver and no optional endorsements) or Contracts with the most expensive combination of charges and optional endorsements, which can be found in the Prospectus.  The tables do not provide partial year information.  The tables provide Accumulation Unit values and the number of Accumulation Units outstanding only if that information is available throughout the period.  Where Accumulation Unit values and the number of Accumulation Units outstanding are unavailable, either because of a partial year or a Fund not being offered, a "N/A" is provided.

Contact the Annuity Service Center (our contact information is on the cover page of the Prospectus) to ask about the more timely Accumulation Unit values that are available for each Investment Division.

Set forth below are fund changes and additions since the September 1 5 , 201 4 Supplement to the Prospectus dated April 2 8 , 201 4 , for your information in reviewing Accumulation Unit information.

The following fund name change is effective April 27, 2015 (whether or not in connection with a sub-adviser change):

JNL Series Trust
JNL Institutional Alt 65 Fund to JNL Alt 65 Fund

The following fund mergers are effective April 2 7 , 201 5 :

JNL Series Trust
JNL/Mellon Capital Global Alpha Fund merged into JNL/AQR Managed Futures Strategy Fund

JNL Variable Fund LLC
JNL/Mellon Capital Value Line® 30 Fund merged into JNL/Mellon Capital S&P® 24 Fund
JNL/Mellon Capital JNL Optimized 5 Fund merged into JNL/Mellon Capital JNL 5 Fund

Effective April 2 7 , 201 5 , the Separate Account has the following new Investment Division s , for which no Accumulation Unit information is yet available:

JNL Series Trust
JNL/AQR Managed Futures Strategy Fund

JNL Investors Series Trust
JNL/PPM America Total Return Fund

Accumulation Unit Values
Base Contract with $1 Million Premium Administrative Fee Waiver - 1.55% (Contracts issued on or after August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.42	$10.78	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.89	$12.42	$10.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,723	93,753	69,776	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.07	$10.00	$8.89	$9.11	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$12.07	$10.00	$8.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	138,088	140,137	142,063	145,578	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.49	$14.71	$13.44	$14.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.60	$16.49	$14.71	$13.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,557	51,326	-	1,840	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.94	$15.30	$13.96	$14.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.00	$16.94	$15.30	$13.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,842	96,982	93,606	3,619	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.91	$15.56	$14.25	$15.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.96	$16.91	$15.56	$14.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215,510	229,318	223,722	214,210	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.56	$11.17	$10.00	$10.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.49	$14.56	$11.17	$10.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,026	-	-	1,508	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.57	$11.06	$10.62	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.53	$10.57	$11.06	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,231	28,959	71,546	42,924	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.80	$10.16	$8.76	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.83	$12.80	$10.16	$8.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,570	54,051	54,831	35,149	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.99	$11.45	$9.95	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.27	$14.99	$11.45	$9.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	127,610	79,265	5,942	5,995	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.48	$10.47	$9.05	$10.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	$12.48	$10.47	$9.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,704	28,615	44,951	46,686	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.97	$10.97	$9.49	$11.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.82	$11.97	$10.97	$9.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	115,739	93,924	92,959	26,669	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.96	$10.16	$10.24	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$10.96	$10.16	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,285	87,746	66,440	29,994	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.86	$10.54	$9.77	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.90	$11.86	$10.54	$9.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	277,504	272,171	176,304	153,657	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.42	$27.34	$25.10	$25.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$40.11	$37.42	$27.34	$25.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,949	11,948	12,059	7,107	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,058	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.81	$12.14	$10.91	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.67	$13.81	$12.14	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,086	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.92	$27.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.19	$33.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,928	1,930	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$38.19	$29.72	$26.52	$27.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$38.65	$38.19	$29.72	$26.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,067	34,241	33,815	17,280	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.13	$7.42	$6.10	$8.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.82	$7.13	$7.42	$6.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,189	72,260	70,885	63,032	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,530	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$11.23	$8.75	$7.28	$7.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$11.23	$8.75	$7.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,922	22,535	15,793	13,786	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.89	$11.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,144	12,436	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.70	$12.20	$11.04	$10.93	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.92	$13.70	$12.20	$11.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89,995	79,676	70,708	2,738	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.99	$8.43	$6.73	$7.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.80	$10.99	$8.43	$6.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,980	10,381	11,360	7,495	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.43	$9.05	$8.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.08	$11.43	$9.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,009	29,430	10,931	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.56	$14.03	$12.11	$12.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.31	$18.56	$14.03	$12.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,159	27,197	26,087	1,741	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.23	$24.87	$23.44	$22.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.15	$24.23	$24.87	$23.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,723	4,948	-	1,075	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.29	$13.99	$12.04	$13.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.37	$18.29	$13.99	$12.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,662	36,031	25,870	2,902	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.63	$14.46	$11.44	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.57	$14.63	$14.46	$11.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,570	15,501	9,139	7,066	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$20.06	$17.13	$15.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.80	$20.06	$17.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,650	24,568	10,841	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.28	$12.57	$11.35	$12.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.43	$17.28	$12.57	$11.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,256	26,683	19,659	8,836	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$25.15	$19.52	$18.40	$19.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$27.06	$25.15	$19.52	$18.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,216	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.74	$17.26	$14.89	$15.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.24	$23.74	$17.26	$14.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,055	8,779	25,412	17,845	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.35	$11.79	$10.21	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$14.35	$11.79	$10.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	172,222	136,050	128,904	76,710	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$15.22	$12.72	$11.03	$12.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.40	$15.22	$12.72	$11.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,676	17,638	-	2,892	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.85	$25.64	$22.40	$24.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$39.25	$35.85	$25.64	$22.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,360	4,965	5,213	2,229	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.56	$20.59	$20.18	$18.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.30	$19.56	$20.59	$20.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,717	3,737	31,695	29,438	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.41	$17.37	$14.99	$13.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.53	$23.41	$17.37	$14.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,601	31,857	18,814	12,377	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,215	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$20.02	$14.41	$11.85	$11.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.85	$20.02	$14.41	$11.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,404	7,469	7,532	7,600	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.70	$10.66	$9.73	$8.38	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.81	$13.70	$10.66	$9.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,788	9,325	9,405	14,760	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.87	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,263	71,217	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.50	$14.77	$12.66	$11.59	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.25	$20.50	$14.77	$12.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,858	29,212	18,100	10,685	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.33	$15.33	$13.19	$15.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.95	$18.33	$15.33	$13.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,912	15,674	4,285	11,979	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.09	$12.41	$10.68	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.63	$16.09	$12.41	$10.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,035	46,853	31,624	1,857	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.41	$13.25	$11.25	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.47	$18.41	$13.25	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,087	13,203	13,715	5,241	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$40.39	$32.72	$31.85	$31.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.65	$40.39	$32.72	$31.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,191	10,652	8,278	3,845	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.36	$13.85	$12.56	$13.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.61	$15.36	$13.85	$12.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	53,853	24,109	11,858	11,964	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.07	$10.89	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.61	$15.07	$10.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,598	38,947	23,521	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.32	$18.57	$16.09	$16.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.16	$24.32	$18.57	$16.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,228	31,696	10,570	14,012	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.89	$12.26	$10.79	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.69	$15.89	$12.26	$10.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	337,077	307,624	73,092	72,685	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.99	$16.13	$14.14	$15.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.66	$21.99	$16.13	$14.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,714	32,714	10,634	11,215	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.24	$7.44	$6.79	$6.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$9.24	$7.44	$6.79	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,111	37,637	36,752	26,086	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,818	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.43	$14.83	$12.49	$13.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.49	$18.43	$14.83	$12.49	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,779	12,721	3,873	3,935	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.33	$14.89	$13.95	$12.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.55	$13.33	$14.89	$13.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,832	36,350	40,981	176,902	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$19.06	$19.77	$18.58	$18.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.52	$19.06	$19.77	$18.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,716	62,526	247,344	240,435	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.81	$10.53	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	$10.81	$10.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,363	50,328	33,641	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.39	$18.20	$15.83	$15.36	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.12	$19.39	$18.20	$15.83	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	100,174	95,788	103,595	100,474	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.14	$10.90	$9.51	$10.43	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.47	$15.14	$10.90	$9.51	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,246	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$26.20	$18.98	$16.66	$17.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$29.02	$26.20	$18.98	$16.66	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	895	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.63	$12.47	$10.89	$10.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.86	$17.63	$12.47	$10.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,527	77,304	81,961	45,774	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.09	$13.56	$11.81	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.68	$19.09	$13.56	$11.81	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,554	3,482	42,844	42,844	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.96	$12.39	$11.16	$10.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.86	$15.96	$12.39	$11.16	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,945	12,268	45,083	54,068	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.96	$12.84	$11.43	$10.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.04	$18.96	$12.84	$11.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,451	28,935	72,843	42,461	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.35	$15.62	$13.70	$14.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.30	$19.35	$15.62	$13.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	173,877	134,109	132,426	25,437	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.31	$12.93	$12.07	$11.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.51	$13.31	$12.93	$12.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	118,800	118,777	59,929	5,204	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.51	$16.16	$14.23	$14.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.29	$19.51	$16.16	$14.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	110,905	145,490	87,548	79,649	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.65	$13.47	$12.34	$12.42	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.00	$14.65	$13.47	$12.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	105,257	138,537	140,796	126,735	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.55	$16.26	$14.52	$14.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.09	$18.55	$16.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	90,764	162,006	208,749	77,384	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.22	$10.86	$9.05	$9.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.51	$16.22	$10.86	$9.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,830	6,533	61,937	62,042	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.79	$33.54	$28.67	$29.46	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$49.01	$45.79	$33.54	$28.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,276	6,481	4,038	5,825	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.79	$51.93	$46.43	$47.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$77.53	$69.79	$51.93	$46.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,169	19,516	20,071	8,431	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.39	$10.54	$10.45	$10.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$10.39	$10.54	$10.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,085	18,813	9,389	9,538	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.23	$16.47	$14.01	$14.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.79	$22.23	$16.47	$14.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,675	28,581	28,818	22,158	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$36.24	$30.84	$28.45	$27.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$39.20	$36.24	$30.84	$28.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,053	44,351	36,638	16,600	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$12.07	$12.26	$12.45	$12.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$12.07	$12.26	$12.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,231	17,999	18,274	6,409	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.21	$21.86	$19.09	$19.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.92	$28.21	$21.86	$19.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,715	13,174	11,429	7,653	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Base Contract - 1.60% (Contracts issued before August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.27	$9.23	$8.19	$8.59	$7.74	$6.27	$10.49	N/A	N/A	N/A
End of period	$11.65	$11.27	$9.23	$8.19	$8.59	$7.74	$6.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,395,700	6,300,854	6,177,840	5,324,307	3,756,154	2,110,502	502,982	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.38	$10.74	$9.63	$9.72	$8.89	$7.61	$10.54	N/A	N/A	N/A
End of period	$12.84	$12.38	$10.74	$9.63	$9.72	$8.89	$7.61	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,512,821	12,534,546	12,489,418	13,122,574	10,774,333	5,461,529	1,557,934	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$12.03	$9.97	$8.87	$9.09	$8.15	$6.75	$10.51	N/A	N/A	N/A
End of period	$12.44	$12.03	$9.97	$8.87	$9.09	$8.15	$6.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,334,975	13,026,560	12,868,135	13,323,807	10,701,488	6,304,075	2,094,838	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.45	$14.68	$13.42	$14.00	$12.58	N/A	N/A	N/A	N/A	N/A
End of period	$16.55	$16.45	$14.68	$13.42	$14.00	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,420,833	15,366,287	16,688,802	17,942,089	13,116,309	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.90	$15.27	$13.94	$14.73	$13.08	N/A	N/A	N/A	N/A	N/A
End of period	$16.95	$16.90	$15.27	$13.94	$14.73	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,444,666	21,613,469	24,758,642	26,563,122	17,401,272	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.87	$15.53	$14.23	$15.16	$13.41	N/A	N/A	N/A	N/A	N/A
End of period	$16.91	$16.87	$15.53	$14.23	$15.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,804,453	26,728,605	30,555,627	31,056,153	18,591,122	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$17.24	$16.00	$14.65	$15.74	$13.81	N/A	N/A	N/A	N/A	N/A
End of period	$17.24	$17.24	$16.00	$14.65	$15.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,452,009	13,633,621	16,708,801	20,316,516	13,457,909	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.69	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.00	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,413,346	1,632,074	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.53	$11.15	$9.99	$10.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.45	$14.53	$11.15	$9.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,553,832	8,010,805	8,078,076	7,971,456	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.55	$11.05	$10.62	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	$10.55	$11.05	$10.62	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,086,689	6,672,333	7,216,728	7,793,180	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.77	$10.15	$8.75	$11.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.80	$12.77	$10.15	$8.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,794,631	3,453,478	3,398,302	3,209,639	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.29	$10.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.58	$12.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,061,451	1,386,229	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.96	$11.44	$9.94	$10.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.23	$14.96	$11.44	$9.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,667,025	9,260,958	8,735,754	8,866,008	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.46	$10.45	$9.05	$10.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	$12.46	$10.45	$9.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,231,995	5,026,478	5,116,114	5,465,281	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.95	$10.95	$9.48	$11.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$11.95	$10.95	$9.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,482,488	6,781,807	6,727,006	6,820,937	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.92	$10.13	$10.22	$11.21	$9.70	$6.57	$13.69	N/A	N/A	N/A
End of period	$9.22	$10.92	$10.13	$10.22	$11.21	$9.70	$6.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,191,710	14,788,653	17,611,074	18,629,956	13,441,550	8,956,598	3,467,792	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.84	$10.53	$9.76	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$11.84	$10.53	$9.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,260,554	13,556,484	11,963,964	9,804,896	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$37.07	$27.10	$24.90	$25.11	$22.64	$17.07	$29.33	$27.17	$26.39	N/A
End of period	$39.72	$37.07	$27.10	$24.90	$25.11	$22.64	$17.07	$29.33	$27.17	N/A
Accumulation units outstanding at the end of period	2,971,661	3,464,917	3,786,522	4,497,431	4,104,843	2,722,071	858,024	159,947	22,553	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.68	$12.09	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$14.68	$12.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,345,281	2,284,985	924,626	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95	$12.68	$11.93	$10.94	N/A
End of period	$13.57	$13.72	$12.06	$10.84	$11.57	$10.78	$8.95	$12.68	$11.93	N/A
Accumulation units outstanding at the end of period	6,213,845	6,868,785	7,460,915	8,131,883	7,311,343	5,174,977	2,554,908	1,019,168	472,294	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$33.61	$27.71	$24.06	$25.61	$23.28	$17.11	$30.23	$25.46	$22.83	N/A
End of period	$33.85	$33.61	$27.71	$24.06	$25.61	$23.28	$17.11	$30.23	$25.46	N/A
Accumulation units outstanding at the end of period	2,251,744	2,335,139	2,447,274	2,632,735	2,373,593	1,906,137	768,166	265,635	21,740	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29	$18.82	$19.02	$17.20	N/A
End of period	$25.70	$23.78	$17.88	$15.98	$16.37	$14.87	$11.29	$18.82	$19.02	N/A
Accumulation units outstanding at the end of period	2,347,554	2,048,417	1,481,798	1,519,146	1,132,034	487,660	108,077	49,017	17,343	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$37.86	$29.48	$26.32	$27.37	$20.51	$15.38	$25.32	$22.96	$19.42	N/A
End of period	$38.30	$37.86	$29.48	$26.32	$27.37	$20.51	$15.38	$25.32	$22.96	N/A
Accumulation units outstanding at the end of period	3,506,582	4,436,507	4,029,996	5,779,164	3,028,278	1,663,592	973,952	561,973	132,394	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.16	$8.82	$7.31	$9.43	$8.02	$4.81	N/A	N/A	N/A	N/A
End of period	$8.48	$8.16	$8.82	$7.31	$9.43	$8.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,233,084	2,651,743	3,416,848	4,007,616	4,513,052	2,923,194	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.11	$7.40	$6.09	$8.58	$7.46	$4.16	N/A	N/A	N/A	N/A
End of period	$7.80	$7.11	$7.40	$6.09	$8.58	$7.46	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,459,158	8,883,254	9,717,164	10,024,505	8,894,092	4,857,062	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25	$9.94	N/A	N/A	N/A
End of period	$11.86	$11.74	$9.63	$8.44	$8.69	$8.00	$6.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,866,512	22,627,605	24,104,395	26,659,101	24,804,501	19,100,590	13,281,746	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$11.19	$8.72	$7.26	$7.86	$7.46	$5.79	$9.91	N/A	N/A	N/A
End of period	$10.75	$11.19	$8.72	$7.26	$7.86	$7.46	$5.79	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,488,687	6,233,215	4,672,387	4,537,890	3,401,299	1,973,896	868,445	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.88	$11.66	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	$11.88	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,770,390	6,564,067	3,837,018	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.65	$12.15	$11.01	$10.91	$9.85	$7.53	$10.89	$10.86	N/A	N/A
End of period	$13.86	$13.65	$12.15	$11.01	$10.91	$9.85	$7.53	$10.89	N/A	N/A
Accumulation units outstanding at the end of period	16,898,273	16,819,799	16,657,151	17,216,033	13,329,669	8,269,160	3,887,553	3,323,264	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.96	$8.41	$6.71	$7.97	$6.72	$4.47	$9.86	N/A	N/A	N/A
End of period	$9.77	$10.96	$8.41	$6.71	$7.97	$6.72	$4.47	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,475,566	7,276,037	6,570,824	6,422,234	4,999,808	3,276,147	519,397	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03	$9.87	N/A	N/A	N/A
End of period	$12.03	$11.39	$9.02	$8.07	$8.25	$7.52	$6.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,627,670	9,416,047	9,765,195	11,016,892	8,202,004	4,563,063	1,602,409	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.48	$13.98	$12.07	$12.61	$10.10	$7.69	$11.68	$12.64	$10.91	N/A
End of period	$18.22	$18.48	$13.98	$12.07	$12.61	$10.10	$7.69	$11.68	$12.64	N/A
Accumulation units outstanding at the end of period	4,029,309	4,817,058	4,642,499	5,249,431	5,467,734	3,263,050	1,067,774	538,059	295,601	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68	$20.02	$19.01	$18.46	N/A
End of period	$24.90	$24.01	$24.66	$23.25	$22.23	$20.99	$18.68	$20.02	$19.01	N/A
Accumulation units outstanding at the end of period	4,152,480	3,677,386	4,956,301	4,951,450	4,332,497	2,921,378	1,838,602	1,597,250	674,530	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.40	$14.77	$12.50	$13.33	$11.67	$9.64	N/A	N/A	N/A	N/A
End of period	$12.53	$13.40	$14.77	$12.50	$13.33	$11.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,025,124	4,880,538	6,195,277	7,885,069	7,501,658	2,671,215	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.21	$13.94	$12.00	$13.05	$10.66	$8.17	$12.98	$12.84	$11.27	N/A
End of period	$20.28	$18.21	$13.94	$12.00	$13.05	$10.66	$8.17	$12.98	$12.84	N/A
Accumulation units outstanding at the end of period	4,935,319	4,971,986	5,373,447	5,540,499	4,352,266	2,573,448	1,091,159	763,246	300,315	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.78	$8.92	$7.58	$8.61	$8.05	$6.55	$10.69	N/A	N/A	N/A
End of period	$13.20	$11.78	$8.92	$7.58	$8.61	$8.05	$6.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,642,784	3,217,720	3,250,622	3,335,801	3,545,694	2,556,065	1,490,477	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.57	$14.40	$11.41	$12.36	$10.72	$8.22	$13.00	$15.54	$11.58	N/A
End of period	$16.49	$14.57	$14.40	$11.41	$12.36	$10.72	$8.22	$13.00	$15.54	N/A
Accumulation units outstanding at the end of period	9,555,254	9,075,419	8,869,230	7,992,840	6,228,602	3,684,494	1,742,833	1,007,163	859,181	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91	$18.77	$17.38	$14.41	N/A
End of period	$19.61	$19.88	$16.98	$14.90	$16.26	$14.71	$10.91	$18.77	$17.38	N/A
Accumulation units outstanding at the end of period	3,548,336	3,752,037	3,854,588	3,883,485	3,244,012	2,030,954	1,227,000	1,181,961	278,659	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$17.17	$12.50	$11.29	$12.30	$10.64	$8.70	$14.18	$12.45	$11.73	N/A
End of period	$18.31	$17.17	$12.50	$11.29	$12.30	$10.64	$8.70	$14.18	$12.45	N/A
Accumulation units outstanding at the end of period	3,571,389	4,178,442	4,761,019	7,662,585	6,038,777	5,613,284	3,064,941	2,480,782	293,725	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.96	$19.37	$18.27	$19.68	$16.25	$11.82	$19.68	$20.54	$18.21	N/A
End of period	$26.83	$24.96	$19.37	$18.27	$19.68	$16.25	$11.82	$19.68	$20.54	N/A
Accumulation units outstanding at the end of period	1,251,104	1,338,702	1,506,982	2,481,549	2,063,552	1,301,699	915,225	921,186	242,511	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.59	$17.16	$14.82	$15.27	$12.29	$9.26	$15.62	$14.25	$12.65	N/A
End of period	$25.07	$23.59	$17.16	$14.82	$15.27	$12.29	$9.26	$15.62	$14.25	N/A
Accumulation units outstanding at the end of period	2,619,682	2,695,581	1,984,315	2,089,986	1,750,266	1,039,166	381,403	563,240	65,038	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.32	$11.77	$10.20	$11.20	$10.37	N/A	N/A	N/A	N/A	N/A
End of period	$13.53	$14.32	$11.77	$10.20	$11.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,845,957	35,197,404	35,638,535	38,698,328	23,333,965	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$15.10	$12.63	$10.95	$12.77	$12.06	$9.42	$17.24	$15.65	$12.05	N/A
End of period	$13.29	$15.10	$12.63	$10.95	$12.77	$12.06	$9.42	$17.24	$15.65	N/A
Accumulation units outstanding at the end of period	6,407,157	5,745,542	4,827,524	5,506,979	5,175,696	4,087,551	2,209,863	2,107,779	1,611,821	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$35.52	$25.41	$22.21	$23.99	$19.41	$13.79	$25.23	$23.75	$21.53	N/A
End of period	$38.87	$35.52	$25.41	$22.21	$23.99	$19.41	$13.79	$25.23	$23.75	N/A
Accumulation units outstanding at the end of period	1,876,594	1,745,949	1,614,248	1,559,942	1,112,839	583,252	278,583	203,527	54,575	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17	$16.38	$15.65	$15.40	N/A
End of period	$20.10	$19.38	$20.41	$20.01	$18.51	$17.53	$17.17	$16.38	$15.65	N/A
Accumulation units outstanding at the end of period	3,989,958	3,875,233	6,077,761	6,428,585	4,762,158	3,462,180	2,313,460	778,297	347,778	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.32	$13.69	$11.38	$14.06	$11.72	$6.93	$14.10	$10.87	N/A	N/A
End of period	$12.42	$13.32	$13.69	$11.38	$14.06	$11.72	$6.93	$14.10	N/A	N/A
Accumulation units outstanding at the end of period	9,447,503	11,256,612	13,423,238	17,231,246	17,227,553	9,253,339	3,197,166	2,234,117	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$23.24	$17.26	$14.90	$13.90	$11.50	$7.64	$11.99	$12.54	$11.35	N/A
End of period	$23.35	$23.24	$17.26	$14.90	$13.90	$11.50	$7.64	$11.99	$12.54	N/A
Accumulation units outstanding at the end of period	3,530,550	4,245,844	3,835,500	3,909,930	3,681,811	2,107,186	2,493,199	3,229,994	2,484,314	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07	$11.83	$11.30	$11.07	N/A
End of period	$14.01	$13.47	$14.08	$13.81	$13.09	$12.56	$12.07	$11.83	$11.30	N/A
Accumulation units outstanding at the end of period	6,194,529	6,200,231	7,547,775	8,967,099	7,626,368	6,506,399	3,113,242	2,385,765	1,314,362	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.34	$6.16	$5.20	$5.46	$4.53	$3.66	$6.17	$6.01	$4.49	N/A
End of period	$7.62	$7.34	$6.16	$5.20	$5.46	$4.53	$3.66	$6.17	$6.01	N/A
Accumulation units outstanding at the end of period	1,468,017	1,883,375	1,908,827	1,705,930	1,335,848	824,592	437,337	937,229	486,071	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.88	$14.32	$11.78	$11.24	$9.30	$7.10	$10.50	$11.58	$10.37	N/A
End of period	$21.68	$19.88	$14.32	$11.78	$11.24	$9.30	$7.10	$10.50	$11.58	N/A
Accumulation units outstanding at the end of period	2,044,162	2,488,343	1,969,708	1,641,393	1,108,669	462,876	257,084	57,240	14,972	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.60	$10.59	$9.67	$8.33	$6.79	$5.95	$11.21	$11.28	$8.84	N/A
End of period	$14.70	$13.60	$10.59	$9.67	$8.33	$6.79	$5.95	$11.21	$11.28	N/A
Accumulation units outstanding at the end of period	4,110,569	4,682,652	5,044,096	5,278,577	4,169,586	3,970,688	3,628,050	4,116,493	3,409,930	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.85	$10.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.54	$13.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	589,127	417,237	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.85	$10.45	$9.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.34	$9.85	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,203,559	4,690,315	2,703,450	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$15.02	$11.69	$10.93	$11.99	$11.93	$8.59	N/A	N/A	N/A	N/A
End of period	$14.28	$15.02	$11.69	$10.93	$11.99	$11.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,173,921	1,653,042	423,182	394,337	298,956	164,364	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.55	$8.04	$6.48	$7.55	$6.76	$5.79	$11.93	$14.67	$12.56	N/A
End of period	$11.74	$10.55	$8.04	$6.48	$7.55	$6.76	$5.79	$11.93	$14.67	N/A
Accumulation units outstanding at the end of period	5,862,794	6,187,556	5,312,535	4,980,329	4,513,834	3,478,674	1,518,254	240,682	145,027	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$17.16	$15.39	$12.73	$14.10	$12.49	$9.68	$19.11	$17.48	$12.67	N/A
End of period	$18.72	$17.16	$15.39	$12.73	$14.10	$12.49	$9.68	$19.11	$17.48	N/A
Accumulation units outstanding at the end of period	2,121,591	2,544,995	2,821,463	3,179,429	3,879,923	4,287,539	4,297,302	5,020,739	3,020,521	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.74	$10.03	$10.39	$10.26	$9.84	N/A	N/A	N/A	N/A	N/A
End of period	$9.46	$9.74	$10.03	$10.39	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	841,197	1,004,490	1,311,761	1,669,001	1,046,819	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.35	$14.67	$12.58	$11.53	$11.28	$9.47	$12.53	$11.84	$11.32	N/A
End of period	$25.06	$20.35	$14.67	$12.58	$11.53	$11.28	$9.47	$12.53	$11.84	N/A
Accumulation units outstanding at the end of period	7,838,056	5,794,815	4,188,185	3,844,339	2,427,138	2,134,313	1,272,926	705,094	328,191	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.61	$10.36	$9.24	$9.58	$8.41	$6.83	$9.89	N/A	N/A	N/A
End of period	$13.07	$12.61	$10.36	$9.24	$9.58	$8.41	$6.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,106,654	11,422,636	12,089,091	12,972,521	10,348,313	6,137,605	1,371,918	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.22	$15.25	$13.13	$15.21	$14.47	$11.37	$20.24	$18.63	$15.08	N/A
End of period	$16.84	$18.22	$15.25	$13.13	$15.21	$14.47	$11.37	$20.24	$18.63	N/A
Accumulation units outstanding at the end of period	6,397,134	5,780,843	5,490,446	5,527,397	5,423,083	4,600,459	2,855,999	2,221,404	1,309,880	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84	$13.86	$13.89	$11.88	N/A
End of period	$17.54	$16.01	$12.36	$10.64	$11.04	$9.58	$7.84	$13.86	$13.89	N/A
Accumulation units outstanding at the end of period	25,509,215	28,681,617	32,265,845	37,304,774	40,834,766	42,677,296	40,855,142	39,243,252	21,947,659	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.53	$9.62	$8.55	$9.64	$8.62	$6.36	$11.98	$10.72	N/A	N/A
End of period	$13.19	$12.53	$9.62	$8.55	$9.64	$8.62	$6.36	$11.98	N/A	N/A
Accumulation units outstanding at the end of period	5,591,826	5,909,616	6,388,166	7,452,913	7,954,508	7,939,018	7,276,906	4,956,138	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.32	$13.19	$11.21	$11.16	$9.68	$7.33	$12.74	$10.87	$10.55	N/A
End of period	$21.36	$18.32	$13.19	$11.21	$11.16	$9.68	$7.33	$12.74	$10.87	N/A
Accumulation units outstanding at the end of period	4,217,597	3,036,318	2,944,164	2,841,680	2,456,644	1,498,479	738,364	635,400	379,950	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$40.09	$32.50	$31.65	$31.14	$26.57	$22.48	$36.76	$27.62	$23.23	N/A
End of period	$35.37	$40.09	$32.50	$31.65	$31.14	$26.57	$22.48	$36.76	$27.62	N/A
Accumulation units outstanding at the end of period	3,733,492	3,935,508	4,280,985	4,893,645	3,454,439	2,299,805	1,127,010	804,206	389,450	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.32	$13.82	$12.54	$12.98	$11.68	$9.56	N/A	N/A	N/A	N/A
End of period	$15.56	$15.32	$13.82	$12.54	$12.98	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	683,386	808,736	564,343	579,084	572,990	253,468	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$15.01	$10.86	$9.89	$9.58	$8.35	$7.14	$10.79	$10.19	N/A	N/A
End of period	$15.54	$15.01	$10.86	$9.89	$9.58	$8.35	$7.14	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	2,405,215	2,930,075	1,071,066	956,776	873,903	489,260	245,879	282,488	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$24.17	$18.47	$16.01	$16.62	$13.42	$9.88	$16.09	$15.21	$14.09	N/A
End of period	$25.99	$24.17	$18.47	$16.01	$16.62	$13.42	$9.88	$16.09	$15.21	N/A
Accumulation units outstanding at the end of period	5,624,623	6,900,937	4,706,245	4,736,570	4,584,812	3,816,155	2,393,465	1,936,053	1,122,150	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.79	$12.19	$10.74	$10.75	$9.55	$7.70	$12.55	$12.16	$10.73	N/A
End of period	$17.57	$15.79	$12.19	$10.74	$10.75	$9.55	$7.70	$12.55	$12.16	N/A
Accumulation units outstanding at the end of period	23,855,427	23,419,046	19,011,846	15,811,138	13,582,945	9,711,489	4,450,318	3,390,812	1,890,561	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.72	$11.67	$10.41	$11.46	$9.65	$6.07	$8.83	N/A	N/A	N/A
End of period	$16.01	$15.72	$11.67	$10.41	$11.46	$9.65	$6.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,792,278	2,642,850	2,402,391	2,801,088	2,634,606	1,902,225	785,977	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59	$14.97	$15.54	$13.44	N/A
End of period	$22.51	$21.86	$16.04	$14.07	$14.94	$12.02	$9.59	$14.97	$15.54	N/A
Accumulation units outstanding at the end of period	6,409,018	8,114,382	6,571,512	4,841,081	4,980,189	4,075,948	1,930,000	1,611,377	1,003,238	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.17	$7.39	$6.75	$6.88	$6.24	$3.87	$6.95	$6.16	$5.73	N/A
End of period	$10.89	$9.17	$7.39	$6.75	$6.88	$6.24	$3.87	$6.95	$6.16	N/A
Accumulation units outstanding at the end of period	10,641,270	9,605,555	10,270,327	10,568,448	8,314,594	6,679,895	1,417,732	810,212	328,216	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.54	$10.20	$9.50	$12.53	$10.40	$9.21	$17.81	$15.15	$15.61	N/A
End of period	$14.35	$13.54	$10.20	$9.50	$12.53	$10.40	$9.21	$17.81	$15.15	N/A
Accumulation units outstanding at the end of period	4,028,601	4,310,328	4,974,186	5,556,138	6,060,237	6,453,392	6,254,120	5,952,509	4,150,392	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.86	$9.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.60	$12.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	308,130	344,069	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.25	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,144,785	1,223,859	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83	$15.17	$14.50	$12.60	N/A
End of period	$18.37	$18.31	$14.74	$12.43	$13.76	$12.12	$8.83	$15.17	$14.50	N/A
Accumulation units outstanding at the end of period	5,692,718	5,988,004	4,940,904	5,302,154	3,905,388	2,124,518	1,117,808	812,386	468,545	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.28	$14.85	$13.92	$12.66	$11.94	$10.35	$10.92	N/A	N/A	N/A
End of period	$13.50	$13.28	$14.85	$13.92	$12.66	$11.94	$10.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,879,509	16,568,077	27,875,906	27,560,224	19,629,262	12,598,293	6,747,217	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87	$15.05	$14.13	$13.87	N/A
End of period	$19.35	$18.91	$19.63	$18.45	$17.88	$16.89	$14.87	$15.05	$14.13	N/A
Accumulation units outstanding at the end of period	24,001,747	29,539,070	41,403,180	37,943,607	31,885,229	18,159,700	7,622,406	3,747,637	1,709,355	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.80	$10.52	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.65	$10.80	$10.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,208,117	13,336,846	4,094,506	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32	$13.67	$14.05	$12.92	N/A
End of period	$18.96	$19.24	$18.07	$15.72	$15.26	$13.41	$9.32	$13.67	$14.05	N/A
Accumulation units outstanding at the end of period	10,889,194	12,060,175	13,206,413	12,657,506	9,890,777	6,136,663	1,248,801	891,357	791,525	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.10	$10.88	$9.49	$10.42	$8.17	$5.63	N/A	N/A	N/A	N/A
End of period	$16.41	$15.10	$10.88	$9.49	$10.42	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,989,090	2,452,292	1,691,611	1,744,094	1,163,800	344,807	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.90	$11.02	$9.36	$10.34	$8.23	$6.24	N/A	N/A	N/A	N/A
End of period	$15.52	$14.90	$11.02	$9.36	$10.34	$8.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,378,452	1,777,171	1,277,969	1,018,347	919,404	312,635	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78	$20.74	$22.34	$20.08	N/A
End of period	$28.74	$25.96	$18.81	$16.53	$17.72	$15.33	$10.78	$20.74	$22.34	N/A
Accumulation units outstanding at the end of period	826,723	853,064	754,877	743,657	521,439	243,852	57,600	24,203	11,241	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.67	$10.52	$8.21	$10.17	$8.18	$5.92	N/A	N/A	N/A	N/A
End of period	$14.53	$14.67	$10.52	$8.21	$10.17	$8.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,186,697	7,230,630	8,687,156	10,496,963	7,309,422	3,373,311	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.58	$12.44	$10.87	$10.43	$9.32	$6.67	$9.92	N/A	N/A	N/A
End of period	$19.79	$17.58	$12.44	$10.87	$10.43	$9.32	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,296,951	24,651,188	20,013,416	21,443,974	17,677,176	12,799,990	5,839,865	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$19.03	$13.53	$11.79	$10.84	$9.78	$6.89	$9.91	N/A	N/A	N/A
End of period	$20.61	$19.03	$13.53	$11.79	$10.84	$9.78	$6.89	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,624,728	5,562,272	3,103,894	2,063,081	1,252,158	1,438,652	398,941	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.91	$12.36	$11.13	$10.06	$8.65	$7.12	$9.76	N/A	N/A	N/A
End of period	$17.80	$15.91	$12.36	$11.13	$10.06	$8.65	$7.12	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,213,816	16,515,274	11,635,978	11,379,577	5,173,208	2,107,443	620,472	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.91	$12.81	$11.41	$10.88	$9.67	$6.26	$9.92	N/A	N/A	N/A
End of period	$21.96	$18.91	$12.81	$11.41	$10.88	$9.67	$6.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,357,057	3,773,989	2,685,938	3,097,548	1,701,689	1,145,372	435,046	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77	$16.32	$15.19	$13.36	N/A
End of period	$20.13	$19.20	$15.51	$13.60	$14.52	$12.60	$9.77	$16.32	$15.19	N/A
Accumulation units outstanding at the end of period	10,397,767	11,505,179	11,587,157	12,831,705	9,302,327	5,075,329	1,625,044	1,067,430	383,215	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.25	$12.88	$12.03	$11.85	$11.08	$9.92	$11.69	$11.17	$10.53	N/A
End of period	$13.44	$13.25	$12.88	$12.03	$11.85	$11.08	$9.92	$11.69	$11.17	N/A
Accumulation units outstanding at the end of period	15,779,973	19,003,350	24,433,039	22,590,065	17,305,038	9,483,839	4,740,372	1,628,216	637,563	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30	$16.18	$15.13	$13.47	N/A
End of period	$20.12	$19.36	$16.04	$14.14	$14.83	$12.98	$10.30	$16.18	$15.13	N/A
Accumulation units outstanding at the end of period	34,013,643	37,166,628	37,260,303	39,624,434	29,967,879	16,746,257	4,333,403	2,823,984	1,286,010	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.58	$13.42	$12.29	$12.39	$11.31	$9.69	$12.50	$11.79	$10.85	N/A
End of period	$14.92	$14.58	$13.42	$12.29	$12.39	$11.31	$9.69	$12.50	$11.79	N/A
Accumulation units outstanding at the end of period	29,350,196	32,588,926	37,664,192	39,346,469	30,886,649	17,458,456	7,222,707	3,010,362	1,260,181	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.41	$16.14	$14.42	$14.84	$13.33	$10.97	$15.37	$14.38	$13.03	N/A
End of period	$18.93	$18.41	$16.14	$14.42	$14.84	$13.33	$10.97	$15.37	$14.38	N/A
Accumulation units outstanding at the end of period	45,234,422	49,496,014	51,927,997	54,025,582	43,294,369	22,205,940	7,255,384	4,547,559	2,021,356	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.17	$10.83	$9.04	$9.70	$8.96	$6.37	$10.06	N/A	N/A	N/A
End of period	$18.44	$16.17	$10.83	$9.04	$9.70	$8.96	$6.37	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,638,950	2,824,347	1,758,936	2,452,026	1,186,707	991,144	539,801	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01	$32.02	$29.55	$26.41	N/A
End of period	$48.53	$45.37	$33.24	$28.43	$29.23	$25.44	$18.01	$32.02	$29.55	N/A
Accumulation units outstanding at the end of period	5,185,181	5,670,059	6,287,736	5,671,769	4,463,879	2,486,826	965,897	574,583	132,739	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11	$44.70	$38.76	$36.87	N/A
End of period	$76.78	$69.14	$51.47	$46.05	$47.48	$37.73	$26.11	$44.70	$38.76	N/A
Accumulation units outstanding at the end of period	3,989,334	4,240,501	4,961,854	5,067,625	4,126,203	2,570,185	1,280,039	810,119	345,543	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.35	$10.51	$10.42	$10.45	$10.31	$9.74	$10.52	$10.20	N/A	N/A
End of period	$10.23	$10.35	$10.51	$10.42	$10.45	$10.31	$9.74	$10.52	N/A	N/A
Accumulation units outstanding at the end of period	10,497,364	10,607,169	11,731,553	11,945,952	7,946,163	4,033,241	1,175,883	653,261	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40	$16.04	$16.16	$13.68	N/A
End of period	$24.61	$22.08	$16.36	$13.93	$14.46	$12.68	$9.40	$16.04	$16.16	N/A
Accumulation units outstanding at the end of period	5,786,416	5,604,593	6,728,810	7,139,271	6,685,333	4,738,863	2,693,551	2,044,774	500,823	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61	$27.70	$26.18	$23.41	N/A
End of period	$38.81	$35.90	$30.57	$28.21	$27.76	$25.45	$21.61	$27.70	$26.18	N/A
Accumulation units outstanding at the end of period	10,386,985	10,766,330	10,733,443	11,288,934	8,378,567	3,798,302	1,304,632	814,557	279,054	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.95	$12.14	$12.34	$12.54	$12.74	$12.93	$12.85	$12.47	$12.12	N/A
End of period	$11.76	$11.95	$12.14	$12.34	$12.54	$12.74	$12.93	$12.85	$12.47	N/A
Accumulation units outstanding at the end of period	10,011,382	10,955,108	11,850,797	14,815,024	8,160,488	8,129,380	8,529,707	3,447,560	769,070	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44	$22.01	$20.74	$17.43	N/A
End of period	$30.74	$28.05	$21.75	$19.00	$19.71	$17.61	$14.44	$22.01	$20.74	N/A
Accumulation units outstanding at the end of period	3,901,318	4,607,393	3,661,267	4,042,940	3,695,862	2,680,677	1,176,387	759,869	436,692	N/A

Accumulation Unit Values
Base Contract - 1.70% (Contracts issued on or after August 29, 2011)

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.20	$9.18	$8.15	$8.56	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$11.20	$9.18	$8.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	410,213	387,794	315,721	370,781	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.30	$10.68	$9.59	$9.68	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.73	$12.30	$10.68	$9.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	733,792	694,677	732,744	894,438	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.95	$9.91	$8.82	$9.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$11.95	$9.91	$8.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,096,337	1,108,057	983,643	932,576	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.38	$14.63	$13.39	$13.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.46	$16.38	$14.63	$13.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,054,841	1,205,195	1,365,418	1,435,408	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.82	$15.22	$13.90	$14.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	$16.82	$15.22	$13.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,717,953	2,007,726	2,048,186	2,259,517	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.79	$15.47	$14.20	$15.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.81	$16.79	$15.47	$14.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,762,710	3,057,611	3,492,487	3,635,314	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$17.16	$15.94	$14.61	$15.71	$13.80	N/A	N/A	N/A	N/A	N/A
End of period	$17.14	17.16	$15.94	$14.61	$15.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,537	2,565	2,582	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.97	$11.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	203,923	137,482	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.48	$11.12	$9.97	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.37	$14.48	$11.12	$9.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,088,555	1,036,041	992,283	1,131,516	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.51	$11.02	$10.60	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	$10.51	$11.02	$10.60	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	869,374	844,927	929,802	989,800	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.73	$10.12	$8.73	$11.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.74	$12.73	$10.12	$8.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	349,981	392,348	394,111	467,727	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.27	$10.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	99,226	33,774	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.91	$11.41	$9.93	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.15	$14.91	$11.41	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,149,669	1,193,071	1,249,670	1,321,174	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.41	$10.42	$9.03	$10.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$12.41	$10.42	$9.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	759,803	696,498	703,861	699,220	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.91	$10.92	$9.46	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.74	$11.91	$10.92	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	877,073	837,205	788,757	973,892	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.84	$10.07	$10.17	$11.16	$9.67	$6.56	$13.68	N/A	N/A	N/A
End of period	$9.14	$10.84	$10.07	$10.17	$11.16	$9.67	$6.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,016,205	1,010,386	1,049,443	1,096,294	16,062	-	2,668	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.81	$10.50	$9.75	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	$11.81	$10.50	$9.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,562,688	3,752,337	3,798,254	4,664,804	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.40	$26.64	$24.49	$24.73	$22.32	$16.84	$28.97	$26.86	$26.11	N/A
End of period	$38.96	$36.40	$26.64	$24.49	$24.73	$22.32	$16.84	$28.97	$26.86	N/A
Accumulation units outstanding at the end of period	138,824	147,045	146,301	192,862	38,429	41,089	18,599	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.65	$12.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.47	$14.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	342,429	185,833	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.53	$11.91	$10.72	$11.45	$10.68	$8.87	$12.58	$11.85	$10.88	N/A
End of period	$13.37	$13.53	$11.91	$10.72	$11.45	$10.68	$8.87	$12.58	$11.85	N/A
Accumulation units outstanding at the end of period	312,456	297,514	381,603	361,324	45,789	47,886	14,982	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.99	$27.23	$23.67	$25.21	$22.94	$16.88	$29.85	$25.17	$11.10	N/A
End of period	$33.19	$32.99	$27.23	$23.67	$25.21	$22.94	$16.88	$29.85	$25.17	N/A
Accumulation units outstanding at the end of period	90,752	97,562	89,652	87,285	26,067	26,907	16,175	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.38	$17.59	$15.74	$16.14	$14.68	$11.16	$18.61	$18.83	$10.30	N/A
End of period	$25.24	$23.38	$17.59	$15.74	$16.14	$14.68	$11.16	$18.61	$18.83	N/A
Accumulation units outstanding at the end of period	155,226	126,362	110,626	118,166	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$37.21	$29.01	$25.92	$26.99	$20.24	$15.19	$25.04	$22.72	$19.24	N/A
End of period	$37.60	$37.21	$29.01	$25.92	$26.99	$20.24	$15.19	$25.04	$22.72	N/A
Accumulation units outstanding at the end of period	271,435	319,240	302,462	377,658	4,768	-	22,392	3,895	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.11	$8.78	$7.28	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.42	$8.11	$8.78	$7.28	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	257,256	272,410	271,805	323,063	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.07	$7.36	$6.07	$8.56	$7.44	N/A	N/A	N/A	N/A	N/A
End of period	$7.74	$7.07	$7.36	$6.07	$8.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	602,775	654,761	602,204	627,050	1,047	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.66	$9.57	$8.39	$8.65	$7.97	$6.23	$9.93	N/A	N/A	N/A
End of period	$11.77	$11.66	$9.57	$8.39	$8.65	$7.97	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,108,168	1,091,728	1,006,409	1,195,643	245,014	235,563	202,113	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$11.11	$8.67	$7.23	$7.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	$11.11	$8.67	$7.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	389,111	324,307	239,028	242,328	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.86	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$11.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	485,784	410,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.54	$12.07	$10.95	$10.86	$9.81	$7.51	$10.87	$10.86	N/A	N/A
End of period	$13.74	$13.54	$12.07	$10.95	$10.86	$9.81	$7.51	$10.87	N/A	N/A
Accumulation units outstanding at the end of period	1,262,036	1,222,096	1,046,374	1,157,287	12,800	15,962	15,057	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.89	$8.36	$6.69	$7.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.70	$10.89	$8.36	$6.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	337,650	326,462	296,303	320,710	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.31	$8.97	$8.03	$8.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.93	$11.31	$8.97	$8.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	563,165	535,455	563,636	705,466	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.32	$13.87	$11.99	$12.54	$10.06	$7.66	$11.65	$12.62	$10.91	N/A
End of period	$18.04	$18.32	$13.87	$11.99	$12.54	$10.06	$7.66	$11.65	$12.62	N/A
Accumulation units outstanding at the end of period	310,351	327,683	291,046	357,255	5,016	-	2,413	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.57	$24.23	$22.87	$21.89	$20.69	$18.43	$19.77	$18.79	$18.26	N/A
End of period	$24.42	$23.57	$24.23	$22.87	$21.89	$20.69	$18.43	$19.77	$18.79	N/A
Accumulation units outstanding at the end of period	287,864	260,590	353,830	362,927	396	446	7,502	3,596	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.33	$14.71	$12.46	$13.30	$11.65	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$13.33	$14.71	$12.46	$13.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	4,636	10,502	19,425	16,895	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$18.05	$13.83	$11.92	$12.98	$10.61	$8.14	$12.95	$12.81	$11.26	N/A
End of period	$20.08	$18.05	$13.83	$11.92	$12.98	$10.61	$8.14	$12.95	$12.81	N/A
Accumulation units outstanding at the end of period	327,092	353,339	368,367	404,670	4,878	10,072	4,898	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.69	$8.86	$7.54	$8.58	$8.03	$6.54	$10.68	N/A	N/A	N/A
End of period	$13.10	$11.69	$8.86	$7.54	$8.58	$8.03	$6.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	165,433	145,899	144,145	154,821	2,598	2,917	3,805	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.44	$14.29	$11.33	$12.30	$10.68	$8.19	$12.96	$15.51	N/A	$10.22
End of period	$16.33	$14.44	$14.29	$11.33	$12.30	$10.68	$8.19	$12.96	N/A	$11.57
Accumulation units outstanding at the end of period	695,239	645,249	575,266	530,405	4,137	-	5,076	4,880	N/A	-

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.51	$16.68	$14.66	$16.01	$14.50	$10.77	$18.54	$17.18	$14.25	N/A
End of period	$19.23	$19.51	$16.68	$14.66	$16.01	$14.50	$10.77	$18.54	$17.18	N/A
Accumulation units outstanding at the end of period	204,085	187,115	196,979	212,717	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.96	$12.36	$11.18	$12.18	$10.56	$8.64	$14.10	$12.39	$11.68	N/A
End of period	$18.07	$16.96	$12.36	$11.18	$12.18	$10.56	$8.64	$14.10	$12.39	N/A
Accumulation units outstanding at the end of period	209,187	237,919	256,131	378,039	-	-	5,789	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.56	$19.09	$18.02	$19.43	$16.06	$11.69	$19.49	$20.36	$18.07	N/A
End of period	$26.38	$24.56	$19.09	$18.02	$19.43	$16.06	$11.69	$19.49	$20.36	N/A
Accumulation units outstanding at the end of period	130,161	137,323	136,639	170,528	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.31	$16.97	$14.67	$15.13	$12.19	$9.20	$15.52	$14.18	$12.60	N/A
End of period	$24.74	$23.31	$16.97	$14.67	$15.13	$12.19	$9.20	$15.52	$14.18	N/A
Accumulation units outstanding at the end of period	195,758	170,246	112,455	116,079	261	314	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.26	$11.73	$10.18	$11.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.46	$14.26	$11.73	$10.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,728,012	2,911,769	2,988,074	3,324,407	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.86	$12.44	$10.80	$12.61	$11.92	$9.32	$17.07	$15.51	$11.95	N/A
End of period	$13.07	$14.86	$12.44	$10.80	$12.61	$11.92	$9.32	$17.07	$15.51	N/A
Accumulation units outstanding at the end of period	303,189	271,351	243,489	296,805	9,881	5,775	34,683	24,968	16,055	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.86	$24.96	$21.84	$23.61	$19.12	$13.60	$24.91	$23.47	$21.30	N/A
End of period	$38.11	$34.86	$24.96	$21.84	$23.61	$19.12	$13.60	$24.91	$23.47	N/A
Accumulation units outstanding at the end of period	126,569	132,892	116,313	101,086	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$19.02	$20.05	$19.68	$18.23	$17.27	$16.94	$16.17	$15.47	$10.78	N/A
End of period	$19.71	$19.02	$20.05	$19.68	$18.23	$17.27	$16.94	$16.17	$15.47	N/A
Accumulation units outstanding at the end of period	458,264	394,593	548,662	594,620	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.22	$13.60	$11.32	$13.99	$11.68	$6.92	$14.08	$10.87	N/A	N/A
End of period	$12.31	$13.22	$13.60	$11.32	$13.99	$11.68	$6.92	$14.08	N/A	N/A
Accumulation units outstanding at the end of period	9,528	9,635	7,939	19,912	18,108	7,416	10,063	10,300	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.91	$17.02	$14.71	$13.75	$11.38	$7.57	$11.89	$12.44	$11.28	N/A
End of period	$22.99	$22.91	$17.02	$14.71	$13.75	$11.38	$7.57	$11.89	$12.44	N/A
Accumulation units outstanding at the end of period	300,869	311,690	244,565	275,107	23,187	26,004	45,837	36,283	22,519	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.32	$13.93	$13.67	$12.98	$12.47	$11.99	$11.77	$11.25	$10.44	N/A
End of period	$13.83	$13.32	$13.93	$13.67	$12.98	$12.47	$11.99	$11.77	$11.25	N/A
Accumulation units outstanding at the end of period	377,324	332,908	358,288	440,270	9,780	23,080	7,002	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.23	$6.08	$5.14	$5.40	$4.48	$3.63	$6.12	$5.97	$4.46	N/A
End of period	$7.51	$7.23	$6.08	$5.14	$5.40	$4.48	$3.63	$6.12	$5.97	N/A
Accumulation units outstanding at the end of period	117,374	142,753	148,624	96,392	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.59	$14.12	$11.63	$11.11	$9.20	$7.03	$10.41	$11.49	$10.30	N/A
End of period	$21.34	$19.59	$14.12	$11.63	$11.11	$9.20	$7.03	$10.41	$11.49	N/A
Accumulation units outstanding at the end of period	159,002	203,436	127,041	117,726	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.41	$10.45	$9.55	$8.23	$6.72	$5.90	$11.11	$11.19	$8.79	N/A
End of period	$14.47	$13.41	$10.45	$9.55	$8.23	$6.72	$5.90	$11.11	$11.19	N/A
Accumulation units outstanding at the end of period	265,542	302,157	338,368	400,639	29,324	33,615	36,534	38,506	25,157	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.82	$10.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.50	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,734	19,348	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.83	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$9.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	350,819	214,757	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.94	$11.64	$10.90	$11.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.19	$14.94	$11.64	$10.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	166,560	100,540	37,246	29,889	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.40	$7.93	$6.40	$7.47	$6.69	$5.74	$11.83	$14.56	$12.48	N/A
End of period	$11.56	$10.40	$7.93	$6.40	$7.47	$6.69	$5.74	$11.83	$14.56	N/A
Accumulation units outstanding at the end of period	385,268	397,264	264,471	241,612	-	-	16,508	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.91	$15.19	$12.57	$13.93	$12.36	$9.59	$18.95	$17.35	$12.59	N/A
End of period	$18.44	$16.91	$15.19	$12.57	$13.93	$12.36	$9.59	$18.95	$17.35	N/A
Accumulation units outstanding at the end of period	80,590	85,602	75,027	82,035	17,885	18,505	47,579	23,664	17,015	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$20.05	$14.48	$12.42	$11.39	$11.16	$9.38	$12.43	$11.75	$11.25	N/A
End of period	$24.67	$20.05	$14.48	$12.42	$11.39	$11.16	$9.38	$12.43	$11.75	N/A
Accumulation units outstanding at the end of period	579,645	421,641	293,596	313,824	68,910	73,027	38,529	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.53	$10.30	$9.19	$9.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.97	$12.53	$10.30	$9.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	524,747	567,423	538,390	652,221	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$18.01	$15.09	$13.01	$15.08	$14.36	$11.30	$20.13	$18.55	$15.02	N/A
End of period	$16.63	$18.01	$15.09	$13.01	$15.08	$14.36	$11.30	$20.13	$18.55	N/A
Accumulation units outstanding at the end of period	279,220	262,760	248,907	215,678	-	4,146	8,460	3,806	-	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.87	$12.25	$10.56	$10.97	$9.53	$7.81	$13.82	$13.86	$11.86	N/A
End of period	$17.36	$15.87	$12.25	$10.56	$10.97	$9.53	$7.81	$13.82	$13.86	N/A
Accumulation units outstanding at the end of period	489,490	512,073	516,508	619,394	164,331	185,990	156,638	245,127	53,929	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.43	$9.56	$8.51	$9.59	$8.59	$6.34	$11.96	$10.71	N/A	N/A
End of period	$13.07	$12.43	$9.56	$8.51	$9.59	$8.59	$6.34	$11.96	N/A	N/A
Accumulation units outstanding at the end of period	100,332	103,105	108,504	140,195	-	42,593	59,166	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.15	$13.09	$11.12	$11.10	$9.63	$7.30	$12.70	$10.85	$10.54	N/A
End of period	$21.14	$18.15	$13.09	$11.12	$11.10	$9.63	$7.30	$12.70	$10.85	N/A
Accumulation units outstanding at the end of period	270,070	159,388	156,485	163,361	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$39.52	$32.07	$31.26	$30.79	$26.29	$22.27	$36.45	$27.41	$23.08	N/A
End of period	$34.83	$39.52	$32.07	$31.26	$30.79	$26.29	$22.27	$36.45	$27.41	N/A
Accumulation units outstanding at the end of period	262,269	256,080	246,434	284,050	30,032	27,760	10,017	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.24	$13.76	$12.50	$12.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.47	$15.24	$13.76	$12.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,209	45,381	55,159	76,355	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.90	$10.79	$9.84	$9.54	$8.32	$7.12	$10.77	$10.18	N/A	N/A
End of period	$15.41	$14.90	$10.79	$9.84	$9.54	$8.32	$7.12	$10.77	N/A	N/A
Accumulation units outstanding at the end of period	111,079	145,054	57,523	50,444	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.89	$18.27	$15.85	$16.48	$13.32	$9.82	$16.00	$15.14	$17.28	N/A
End of period	$25.66	$23.89	$18.27	$15.85	$16.48	$13.32	$9.82	$16.00	$15.14	N/A
Accumulation units outstanding at the end of period	367,352	389,047	337,665	346,662	-	1,001	2,923	-	-	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.61	$12.06	$10.63	$10.66	$9.47	$7.65	$12.48	$12.10	$10.69	N/A
End of period	$17.35	$15.61	$12.06	$10.63	$10.66	$9.47	$7.65	$12.48	$12.10	N/A
Accumulation units outstanding at the end of period	1,110,540	1,057,596	917,108	814,395	24,115	15,430	-	31,400	30,876	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.61	$11.60	$10.36	$11.42	$9.62	$6.06	N/A	N/A	N/A	N/A
End of period	$15.89	$15.61	$11.60	$10.36	$11.42	$9.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	184,505	179,325	137,422	159,789	-	-	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.61	$15.87	$13.93	$14.81	$11.93	$9.53	$14.89	$15.47	$13.39	N/A
End of period	$22.23	$21.61	$15.87	$13.93	$14.81	$11.93	$9.53	$14.89	$15.47	N/A
Accumulation units outstanding at the end of period	330,558	384,129	299,157	235,053	8,607	4,823	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$9.04	$7.29	$6.66	$6.80	$6.17	$3.83	$6.89	$6.12	$5.69	N/A
End of period	$10.72	$9.04	$7.29	$6.66	$6.80	$6.17	$3.83	$6.89	$6.12	N/A
Accumulation units outstanding at the end of period	649,297	560,702	556,413	496,618	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.41	$10.12	$9.43	$12.45	$10.34	$9.17	$17.75	$15.11	$15.59	N/A
End of period	$14.21	$13.41	$10.12	$9.43	$12.45	$10.34	$9.17	$17.75	$15.11	N/A
Accumulation units outstanding at the end of period	180,998	172,463	137,376	242,899	69,817	70,473	93,737	75,596	32,099	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.83	$10.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.57	$12.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,762	12,432	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.24	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.56	$10.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	305,429	93,964	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$18.08	$14.57	$12.30	$13.63	$12.01	$8.76	$15.07	$14.42	$12.54	N/A
End of period	$18.12	$18.08	$14.57	$12.30	$13.63	$12.01	$8.76	$15.07	$14.42	N/A
Accumulation units outstanding at the end of period	403,832	431,707	356,015	442,088	2,055	2,414	-	20,580	17,268	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.19	$14.76	$13.85	$12.61	$11.90	$10.33	N/A	N/A	N/A	N/A
End of period	$13.39	$13.19	$14.76	$13.85	$12.61	$11.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,148,098	1,288,843	1,982,463	1,977,506	46,287	68,421	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.62	$19.34	$18.20	$17.66	$16.70	$14.71	$14.90	$14.00	$13.77	N/A
End of period	$19.03	$18.62	$19.34	$18.20	$17.66	$16.70	$14.71	$14.90	$14.00	N/A
Accumulation units outstanding at the end of period	1,859,307	2,162,085	2,728,659	2,937,785	16,046	19,100	14,816	41,984	35,565	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.76	$10.49	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$10.76	$10.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,024,546	1,186,089	590,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.94	$17.80	$15.51	$15.07	$13.26	$9.22	$13.54	$13.92	$12.81	N/A
End of period	$18.64	$18.94	$17.80	$15.51	$15.07	$13.26	$9.22	$13.54	$13.92	N/A
Accumulation units outstanding at the end of period	705,840	742,380	754,789	758,617	8,400	-	-	19,291	17,884	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$15.01	$10.82	$9.46	$10.39	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.30	$15.01	$10.82	$9.46	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	120,601	142,967	104,400	107,137	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.82	$10.97	$9.32	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.42	$14.82	$10.97	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	100,730	121,746	83,710	69,197	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.48	$18.48	$16.25	$17.45	$15.11	$10.63	$20.48	$22.08	$19.87	N/A
End of period	$28.18	$25.48	$18.48	$16.25	$17.45	$15.11	$10.63	$20.48	$22.08	N/A
Accumulation units outstanding at the end of period	64,137	64,072	56,260	34,983	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.59	$10.48	$8.18	$10.14	$8.17	N/A	N/A	N/A	N/A	N/A
End of period	$14.43	$14.59	$10.48	$8.18	$10.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,293	7,759	8,072	8,833	8,469	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.47	$12.37	$10.83	$10.40	$9.30	$6.67	$9.92	N/A	N/A	N/A
End of period	$19.65	$17.47	$12.37	$10.83	$10.40	$9.30	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,408,952	1,374,188	956,366	1,109,065	73,332	78,140	80,431	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.91	$13.46	$11.74	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.46	$18.91	$13.46	$11.74	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	356,562	322,543	239,652	193,212	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.81	$12.30	$11.09	$10.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.68	$15.81	$12.30	$11.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,383,354	1,346,950	1,060,647	1,123,791	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.79	$12.75	$11.36	$10.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.81	$18.79	$12.75	$11.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	439,228	323,825	219,442	278,480	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.90	$15.28	$13.42	$14.34	$12.45	$9.67	$16.16	$15.06	$13.25	N/A
End of period	$19.80	$18.90	$15.28	$13.42	$14.34	$12.45	$9.67	$16.16	$15.06	N/A
Accumulation units outstanding at the end of period	616,354	636,094	632,564	747,986	-	1,036	3,127	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.12	$12.77	$11.94	$11.78	$11.02	$9.88	$11.65	$11.15	$10.51	N/A
End of period	$13.31	$13.12	$12.77	$11.94	$11.78	$11.02	$9.88	$11.65	$11.15	N/A
Accumulation units outstanding at the end of period	1,153,282	1,433,169	1,834,992	1,782,793	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$19.05	$15.81	$13.94	$14.64	$12.83	$10.19	$16.03	$15.00	$13.36	N/A
End of period	$19.79	$19.05	$15.81	$13.94	$14.64	$12.83	$10.19	$16.03	$15.00	N/A
Accumulation units outstanding at the end of period	1,794,762	1,784,333	1,759,849	2,168,351	15,284	2,004	4,118	-	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.45	$13.31	$12.20	$12.31	$11.25	$9.64	$12.46	$11.76	$10.84	N/A
End of period	$14.77	$14.45	$13.31	$12.20	$12.31	$11.25	$9.64	$12.46	$11.76	N/A
Accumulation units outstanding at the end of period	1,911,507	2,021,421	2,346,345	2,576,487	64,968	59,846	67,439	70,558	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$18.12	$15.91	$14.23	$14.66	$13.17	$10.85	$15.23	$14.25	$12.92	N/A
End of period	$18.62	$18.12	$15.91	$14.23	$14.66	$13.17	$10.85	$15.23	$14.25	N/A
Accumulation units outstanding at the end of period	2,651,020	2,733,959	2,658,965	2,972,808	17,825	19,578	34,154	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$16.07	$10.78	$9.00	$9.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.31	$16.07	$10.78	$9.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	294,803	207,850	98,201	73,472	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.53	$32.66	$27.96	$28.78	$25.07	$17.77	$31.62	$29.21	$26.13	N/A
End of period	$47.59	$44.53	$32.66	$27.96	$28.78	$25.07	$17.77	$31.62	$29.21	N/A
Accumulation units outstanding at the end of period	389,918	410,997	398,830	439,873	14,579	2,445	11,901	10,718	8,525	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.87	$50.57	$45.29	$46.74	$37.18	$25.76	$44.14	$38.31	$36.48	N/A
End of period	$75.28	$67.87	$50.57	$45.29	$46.74	$37.18	$25.76	$44.14	$38.31	N/A
Accumulation units outstanding at the end of period	307,200	288,584	291,963	317,816	8,313	4,435	8,207	5,916	6,501	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.27	$10.44	$10.37	$10.40	$10.28	$9.71	$10.50	$10.19	N/A	N/A
End of period	$10.14	$10.27	$10.44	$10.37	$10.40	$10.28	$9.71	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	774,357	737,379	713,007	876,960	-	-	8,611	9,536	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.78	$16.16	$13.77	$14.30	$12.55	$9.31	$15.92	$16.05	$13.60	N/A
End of period	$24.25	$21.78	$16.16	$13.77	$14.30	$12.55	$9.31	$15.92	$16.05	N/A
Accumulation units outstanding at the end of period	386,173	383,625	353,053	326,687	8,165	-	-	16,409	15,512	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$35.24	$30.04	$27.75	$27.33	$25.08	$21.32	$27.35	$25.88	$23.16	N/A
End of period	$38.06	$35.24	$30.04	$27.75	$27.33	$25.08	$21.32	$27.35	$25.88	N/A
Accumulation units outstanding at the end of period	845,511	808,855	764,424	798,902	200	3,263	5,501	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.72	$11.92	$12.13	$12.33	$12.54	$12.74	$12.68	$12.31	$11.98	N/A
End of period	$11.52	$11.72	$11.92	$12.13	$12.33	$12.54	$12.74	$12.68	$12.31	N/A
Accumulation units outstanding at the end of period	735,661	928,582	1,106,415	2,414,081	-	5,058	112,854	2,380	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.74	$21.53	$18.82	$19.55	$17.49	$14.35	$21.89	$20.65	$17.37	N/A
End of period	$30.36	$27.74	$21.53	$18.82	$19.55	$17.49	$14.35	$21.89	$20.65	N/A
Accumulation units outstanding at the end of period	148,209	161,872	168,924	220,795	13,552	5,969	20,266	3,159	-	N/A

Accumulation Unit Values
Contract with Endorsements - 1.75%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,955	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,385	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,827	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.81	$10.04	$10.14	$11.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.11	$10.81	$10.04	$10.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,609	5,055	4,283	3,522	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,913	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$36.05	$26.39	$24.28	$24.53	$22.15	$16.72	$28.78	$26.70	$25.97	N/A
End of period	$38.57	$36.05	$26.39	$24.28	$24.53	$22.15	$16.72	$28.78	$26.70	N/A
Accumulation units outstanding at the end of period	9,822	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.44	$11.84	$10.66	$11.38	$10.63	$8.83	$12.53	$11.81	$10.85	N/A
End of period	$13.28	$13.44	$11.84	$10.66	$11.38	$10.63	$8.83	$12.53	$11.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.68	$26.99	$23.47	$25.01	$22.77	$16.76	$29.66	$25.02	$22.47	N/A
End of period	$32.87	$32.68	$26.99	$23.47	$25.01	$22.77	$16.76	$29.66	$25.02	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$23.27	$17.52	$15.68	$16.09	$14.64	$11.13	$18.58	$18.80	$16.96	N/A
End of period	$25.11	$23.27	$17.52	$15.68	$16.09	$14.64	$11.13	$18.58	$18.80	N/A
Accumulation units outstanding at the end of period	6,282	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.89	$28.77	$25.72	$26.79	$20.10	$15.10	$24.89	$22.60	$19.15	N/A
End of period	$37.26	$36.89	$28.77	$25.72	$26.79	$20.10	$15.10	$24.89	$22.60	N/A
Accumulation units outstanding at the end of period	1,431	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.05	$7.34	$6.05	$8.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.71	$7.05	$7.34	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	8,203	7,090	5,925	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.49	$12.03	$10.91	$10.83	$9.79	$7.50	$10.86	$10.85	N/A	N/A
End of period	$13.68	$13.49	$12.03	$10.91	$10.83	$9.79	$7.50	$10.86	N/A	N/A
Accumulation units outstanding at the end of period	23,358	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,280	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,279	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.25	$13.82	$11.95	$12.51	$10.03	$7.64	$11.63	$12.61	$10.90	N/A
End of period	$17.96	$18.25	$13.82	$11.95	$12.51	$10.03	$7.64	$11.63	$12.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.35	$24.01	$22.68	$21.72	$20.53	$18.31	$19.65	$18.69	$18.16	N/A
End of period	$24.18	$23.35	$24.01	$22.68	$21.72	$20.53	$18.31	$19.65	$18.69	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.29	$14.68	$12.44	$13.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.42	$13.29	$14.68	$12.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,352	4,341	4,389	4,435	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.98	$13.78	$11.89	$12.94	$10.59	$8.12	$12.93	$12.81	$11.26	N/A
End of period	$19.99	$17.98	$13.78	$11.89	$12.94	$10.59	$8.12	$12.93	$12.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,764	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.38	$14.24	$11.29	$12.26	$10.65	$8.18	$12.94	$15.50	$11.57	N/A
End of period	$16.25	$14.38	$14.24	$11.29	$12.26	$10.65	$8.18	$12.94	$15.50	N/A
Accumulation units outstanding at the end of period	7,891	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.33	$16.53	$14.54	$15.88	$14.39	$10.69	$18.42	$17.08	$14.18	N/A
End of period	$19.04	$19.33	$16.53	$14.54	$15.88	$14.39	$10.69	$18.42	$17.08	N/A
Accumulation units outstanding at the end of period	5,236	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.86	$12.29	$11.12	$12.13	$10.51	$8.61	$14.05	$12.35	$11.66	N/A
End of period	$17.95	$16.86	$12.29	$11.12	$12.13	$10.51	$8.61	$14.05	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.37	$18.95	$17.90	$19.30	$15.96	$11.63	$19.39	$20.27	$18.00	N/A
End of period	$26.16	$24.37	$18.95	$17.90	$19.30	$15.96	$11.63	$19.39	$20.27	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.17	$16.88	$14.60	$15.06	$12.14	$9.17	$15.48	$14.14	$12.57	N/A
End of period	$24.58	$23.17	$16.88	$14.60	$15.06	$12.14	$9.17	$15.48	$14.14	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.23	$11.71	$10.17	$11.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.42	$14.23	$11.71	$10.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	7,443	6,596	5,661	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.76	$12.37	$10.74	$12.55	$11.87	$9.28	$17.01	$15.46	$11.91	N/A
End of period	$12.98	$14.76	$12.37	$10.74	$12.55	$11.87	$9.28	$17.01	$15.46	N/A
Accumulation units outstanding at the end of period	21,960	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.54	$24.75	$21.67	$23.43	$18.98	$13.51	$24.75	$23.33	$21.19	N/A
End of period	$37.74	$34.54	$24.75	$21.67	$23.43	$18.98	$13.51	$24.75	$23.33	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.85	$19.88	$19.52	$18.08	$17.14	$16.83	$16.07	$15.38	$15.15	N/A
End of period	$19.52	$18.85	$19.88	$19.52	$18.08	$17.14	$16.83	$16.07	$15.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.17	$13.55	$11.28	$13.96	$11.65	$6.91	$14.07	$10.86	N/A	N/A
End of period	$12.26	$13.17	$13.55	$11.28	$13.96	$11.65	$6.91	$14.07	N/A	N/A
Accumulation units outstanding at the end of period	3,441	4,073	4,118	4,162	23,307	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.74	$16.91	$14.62	$13.67	$11.32	$7.53	$11.83	$12.40	$11.24	N/A
End of period	$22.82	$22.74	$16.91	$14.62	$13.67	$11.32	$7.53	$11.83	$12.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.24	$13.85	$13.60	$12.92	$12.42	$11.95	$11.73	$11.21	$11.01	N/A
End of period	$13.74	$13.24	$13.85	$13.60	$12.92	$12.42	$11.95	$11.73	$11.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.18	$6.04	$5.11	$5.37	$4.46	$3.61	$6.09	$5.94	$4.44	N/A
End of period	$7.45	$7.18	$6.04	$5.11	$5.37	$4.46	$3.61	$6.09	$5.94	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.45	$14.03	$11.56	$11.04	$9.16	$7.00	$10.37	$11.45	$10.27	N/A
End of period	$21.18	$19.45	$14.03	$11.56	$11.04	$9.16	$7.00	$10.37	$11.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.31	$10.38	$9.49	$8.19	$6.68	$5.87	$11.07	$11.15	$8.76	N/A
End of period	$14.36	$13.31	$10.38	$9.49	$8.19	$6.68	$5.87	$11.07	$11.15	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.32	$7.88	$6.36	$7.42	$6.66	$5.71	$11.78	$14.51	$12.43	N/A
End of period	$11.47	$10.32	$7.88	$6.36	$7.42	$6.66	$5.71	$11.78	$14.51	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.80	$15.09	$12.49	$13.86	$12.30	$9.55	$18.87	$17.28	$12.55	N/A
End of period	$18.30	$16.80	$15.09	$12.49	$13.86	$12.30	$9.55	$18.87	$17.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.91	$14.38	$12.34	$11.33	$11.10	$9.34	$12.37	$11.71	$11.21	N/A
End of period	$24.48	$19.91	$14.38	$12.34	$11.33	$11.10	$9.34	$12.37	$11.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.90	$15.00	$12.93	$15.00	$14.29	$11.25	$20.06	$18.49	$14.99	N/A
End of period	$16.52	$17.90	$15.00	$12.93	$15.00	$14.29	$11.25	$20.06	$18.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79	$13.79	$13.84	$11.85	N/A
End of period	$17.28	$15.79	$12.20	$10.52	$10.93	$9.50	$7.79	$13.79	$13.84	N/A
Accumulation units outstanding at the end of period	2,720	2,720	2,720	2,720	2,722	2,724	-	-	-	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.38	$9.53	$8.48	$9.57	$8.57	$6.33	$11.95	$10.71	N/A	N/A
End of period	$13.02	$12.38	$9.53	$8.48	$9.57	$8.57	$6.33	$11.95	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$18.07	$13.03	$11.08	$11.06	$9.60	$7.29	$12.68	$10.84	$10.53	N/A
End of period	$21.03	$18.07	$13.03	$11.08	$11.06	$9.60	$7.29	$12.68	$10.84	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$39.23	$31.85	$31.06	$30.61	$26.15	$22.16	$36.30	$27.31	$23.00	N/A
End of period	$34.56	$39.23	$31.85	$31.06	$30.61	$26.15	$22.16	$36.30	$27.31	N/A
Accumulation units outstanding at the end of period	1,387	2,475	2,255	2,016	7,815	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.74	$18.17	$15.77	$16.40	$13.26	$9.78	$15.94	$15.10	$14.01	N/A
End of period	$25.49	$23.74	$18.17	$15.77	$16.40	$13.26	$9.78	$15.94	$15.10	N/A
Accumulation units outstanding at the end of period	1,384	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.51	$11.99	$10.58	$10.61	$9.43	$7.62	$12.44	$12.07	$10.67	N/A
End of period	$17.24	$15.51	$11.99	$10.58	$10.61	$9.43	$7.62	$12.44	$12.07	N/A
Accumulation units outstanding at the end of period	9,158	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.47	$15.78	$13.86	$14.74	$11.88	$9.49	$14.84	$15.43	$13.36	N/A
End of period	$22.08	$21.47	$15.78	$13.86	$14.74	$11.88	$9.49	$14.84	$15.43	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.98	$7.24	$6.62	$6.76	$6.14	$3.81	$6.86	$6.09	$5.67	N/A
End of period	$10.64	$8.98	$7.24	$6.62	$6.76	$6.14	$3.81	$6.86	$6.09	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.35	$10.08	$9.39	$12.41	$10.32	$9.15	$17.73	$15.10	$15.58	N/A
End of period	$14.13	$13.35	$10.08	$9.39	$12.41	$10.32	$9.15	$17.73	$15.10	N/A
Accumulation units outstanding at the end of period	2,345	2,345	2,345	2,345	2,346	2,348	-	-	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,870	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.97	$14.49	$12.23	$13.56	$11.96	$8.73	$15.02	$14.38	$12.51	N/A
End of period	$18.00	$17.97	$14.49	$12.23	$13.56	$11.96	$8.73	$15.02	$14.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.47	$19.19	$18.07	$17.54	$16.60	$14.63	$14.83	$13.94	$13.71	N/A
End of period	$18.87	$18.47	$19.19	$18.07	$17.54	$16.60	$14.63	$14.83	$13.94	N/A
Accumulation units outstanding at the end of period	11,699	-	-	-	-	-	-	-	-	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,485	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.79	$17.67	$15.40	$14.97	$13.18	$9.17	$13.47	$13.86	$12.76	N/A
End of period	$18.48	$18.79	$17.67	$15.40	$14.97	$13.18	$9.17	$13.47	$13.86	N/A
Accumulation units outstanding at the end of period	9,161	-	-	-	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.24	$18.32	$16.12	$17.31	$15.00	$10.56	$20.35	$21.95	$19.76	N/A
End of period	$27.90	$25.24	$18.32	$16.12	$17.31	$15.00	$10.56	$20.35	$21.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,404	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.75	$15.17	$13.33	$14.25	$12.38	$9.61	$16.08	$14.99	$13.20	N/A
End of period	$19.64	$18.75	$15.17	$13.33	$14.25	$12.38	$9.61	$16.08	$14.99	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.06	$12.72	$11.90	$11.74	$10.99	$9.86	$11.63	$11.13	$10.51	N/A
End of period	$13.24	$13.06	$12.72	$11.90	$11.74	$10.99	$9.86	$11.63	$11.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.90	$15.69	$13.85	$14.55	$12.75	$10.13	$15.95	$14.93	$13.31	N/A
End of period	$19.62	$18.90	$15.69	$13.85	$14.55	$12.75	$10.13	$15.95	$14.93	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.38	$13.25	$12.16	$12.27	$11.22	$9.62	$12.44	$11.75	$10.83	N/A
End of period	$14.69	$14.38	$13.25	$12.16	$12.27	$11.22	$9.62	$12.44	$11.75	N/A
Accumulation units outstanding at the end of period	12,942	12,942	12,942	12,942	12,942	12,942	12,942	12,942	13,444	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.98	$15.79	$14.13	$14.56	$13.09	$10.79	$15.15	$14.19	$12.88	N/A
End of period	$18.46	$17.98	$15.79	$14.13	$14.56	$13.09	$10.79	$15.15	$14.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$44.12	$32.38	$27.73	$28.55	$24.88	$17.65	$31.42	$29.04	$25.99	N/A
End of period	$47.13	$44.12	$32.38	$27.73	$28.55	$24.88	$17.65	$31.42	$29.04	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$67.24	$50.13	$44.91	$46.38	$36.91	$25.58	$43.86	$38.08	$36.29	N/A
End of period	$74.55	$67.24	$50.13	$44.91	$46.38	$36.91	$25.58	$43.86	$38.08	N/A
Accumulation units outstanding at the end of period	719	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.23	$10.41	$10.34	$10.38	$10.26	$9.70	$10.50	$10.19	N/A	N/A
End of period	$10.10	$10.23	$10.41	$10.34	$10.38	$10.26	$9.70	$10.50	N/A	N/A
Accumulation units outstanding at the end of period	23,658	110,358	111,555	112,748	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.63	$16.05	$13.69	$14.23	$12.49	$9.27	$15.85	$16.00	$13.57	N/A
End of period	$24.07	$21.63	$16.05	$13.69	$14.23	$12.49	$9.27	$15.85	$16.00	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.91	$29.77	$27.52	$27.12	$24.90	$21.17	$27.18	$25.73	$23.04	N/A
End of period	$37.69	$34.91	$29.77	$27.52	$27.12	$24.90	$21.17	$27.18	$25.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.61	$11.82	$12.03	$12.24	$12.45	$12.65	$12.60	$12.24	$11.92	N/A
End of period	$11.41	$11.61	$11.82	$12.03	$12.24	$12.45	$12.65	$12.60	$12.24	N/A
Accumulation units outstanding at the end of period	7,021	3,502	1,825	230	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.58	$21.42	$18.74	$19.47	$17.42	$14.30	$21.84	$20.61	$17.34	N/A
End of period	$30.18	$27.58	$21.42	$18.74	$19.47	$17.42	$14.30	$21.84	$20.61	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 1.80%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.71	$26.16	$24.08	$24.34	$21.99	$16.61	$28.60	$26.54	$25.83	N/A
End of period	$38.19	$35.71	$26.16	$24.08	$24.34	$21.99	$16.61	$28.60	$26.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77	$10.82	N/A
End of period	$13.18	$13.35	$11.76	$10.59	$11.32	$10.58	$8.79	$12.48	$11.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88	$22.35	N/A
End of period	$32.55	$32.38	$26.75	$23.28	$24.82	$22.61	$16.65	$29.48	$24.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.97	$17.30	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63	$16.88	N/A
End of period	$24.78	$22.97	$17.30	$15.50	$15.91	$14.48	$11.02	$18.40	$18.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.57	$28.54	$25.53	$26.60	$19.97	$15.01	$24.76	$22.49	$19.07	N/A
End of period	$36.92	$36.57	$28.54	$25.53	$26.60	$19.97	$15.01	$24.76	$22.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	$10.85	N/A	N/A
End of period	$13.62	$13.44	$11.99	$10.88	$10.81	$9.78	$7.49	$10.85	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.62	$12.60	$10.90	N/A
End of period	$17.87	$18.17	$13.76	$11.91	$12.47	$10.01	$7.63	$11.62	$12.60	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58	$18.07	N/A
End of period	$23.94	$23.13	$23.80	$22.49	$21.55	$20.39	$18.18	$19.52	$18.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.92	$12.79	$11.25	N/A
End of period	$19.89	$17.90	$13.73	$11.85	$12.90	$10.56	$8.11	$12.92	$12.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.32	$14.18	$11.26	$12.22	$10.63	$8.16	$12.93	$15.49	$11.56	N/A
End of period	$16.17	$14.32	$14.18	$11.26	$12.22	$10.63	$8.16	$12.93	$15.49	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98	$14.10	N/A
End of period	$18.85	$19.15	$16.39	$14.41	$15.76	$14.29	$10.62	$18.31	$16.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.76	$12.23	$11.07	$12.07	$10.47	$8.58	$14.01	$12.32	$11.63	N/A
End of period	$17.83	$16.76	$12.23	$11.07	$12.07	$10.47	$8.58	$14.01	$12.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18	$17.93	N/A
End of period	$25.94	$24.18	$18.81	$17.77	$19.18	$15.87	$11.57	$19.30	$20.18	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$23.02	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11	$12.54	N/A
End of period	$24.42	$23.02	$16.78	$14.52	$14.99	$12.09	$9.13	$15.43	$14.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37	$11.86	N/A
End of period	$12.85	$14.63	$12.26	$10.65	$12.45	$11.78	$9.22	$16.90	$15.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$34.22	$24.53	$21.49	$23.25	$18.84	$13.42	$24.60	$23.20	$21.08	N/A
End of period	$37.37	$34.22	$24.53	$21.49	$23.25	$18.84	$13.42	$24.60	$23.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29	$15.07	N/A
End of period	$19.33	$18.67	$19.70	$19.36	$17.94	$17.02	$16.71	$15.97	$15.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.12	$13.51	$11.25	$13.93	$11.63	$6.90	$14.06	$10.86	N/A	N/A
End of period	$12.21	13.12	$13.51	$11.25	$13.93	$11.63	$6.90	$14.06	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.58	$16.80	$14.53	$13.59	$11.26	$7.50	$11.78	$12.35	$11.20	N/A
End of period	$22.64	$22.58	$16.80	$14.53	$13.59	$11.26	$7.50	$11.78	$12.35	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.19	$10.99	N/A
End of period	$13.65	$13.16	$13.77	$13.53	$12.86	$12.37	$11.91	$11.69	$11.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92	$4.43	N/A
End of period	$7.39	$7.13	$6.00	$5.08	$5.34	$4.44	$3.60	$6.07	$5.92	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41	$10.24	N/A
End of period	$21.02	$19.31	$13.93	$11.49	$10.98	$9.11	$6.96	$10.32	$11.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.21	$10.31	$9.43	$8.14	$6.65	$5.84	$11.02	$11.11	$8.73	N/A
End of period	$14.25	$13.21	$10.31	$9.43	$8.14	$6.65	$5.84	$11.02	$11.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.25	$7.82	$6.32	$7.38	$6.62	$5.68	$11.73	$14.45	$12.40	N/A
End of period	$11.38	$10.25	$7.82	$6.32	$7.38	$6.62	$5.68	$11.73	$14.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.67	$14.98	$12.41	$13.77	$12.23	$9.50	$18.79	$17.22	$12.51	N/A
End of period	$18.15	$16.67	$14.98	$12.41	$13.77	$12.23	$9.50	$18.79	$17.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66	$11.17	N/A
End of period	$24.29	$19.77	$14.28	$12.27	$11.26	$11.04	$9.29	$12.32	$11.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45	$14.96	N/A
End of period	$16.41	$17.79	$14.92	$12.87	$14.93	$14.24	$11.21	$20.00	$18.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.72	$12.15	$10.48	$10.90	$9.48	$7.77	$13.77	$13.82	$11.85	N/A
End of period	$17.19	$15.72	$12.15	$10.48	$10.90	$9.48	$7.77	$13.77	$13.82	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,732	2,732	2,732	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.33	$9.49	$8.46	$9.55	$8.55	$6.32	$11.94	$10.71	N/A	N/A
End of period	$12.96	$12.33	$9.49	$8.46	$9.55	$8.55	$6.32	$11.94	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.99	$12.98	$11.04	$11.03	$9.58	$7.27	$12.66	$10.83	$10.52	N/A
End of period	$20.92	$17.99	$12.98	$11.04	$11.03	$9.58	$7.27	$12.66	$10.83	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20	$22.93	N/A
End of period	$34.29	$38.95	$31.64	$30.87	$30.43	$26.02	$22.06	$36.14	$27.20	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.78	$10.71	$9.78	$9.49	$8.29	$7.10	$10.75	$10.18	N/A	N/A
End of period	$15.27	$14.78	$10.71	$9.78	$9.49	$8.29	$7.10	$10.75	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06	$13.98	N/A
End of period	$25.32	$23.60	$18.07	$15.69	$16.33	$13.21	$9.74	$15.90	$15.06	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04	$10.65	N/A
End of period	$17.13	$15.42	$11.93	$10.53	$10.56	$9.40	$7.60	$12.40	$12.04	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39	$13.34	N/A
End of period	$21.93	$21.34	$15.70	$13.79	$14.68	$11.83	$9.46	$14.80	$15.39	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.91	$7.19	$6.58	$6.72	$6.11	$3.79	$6.83	$6.07	$5.65	N/A
End of period	$10.56	$8.91	$7.19	$6.58	$6.72	$6.11	$3.79	$6.83	$6.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.29	$10.04	$9.36	$12.37	$10.29	$9.13	$17.70	$15.08	$15.57	N/A
End of period	$14.06	$13.29	$10.04	$9.36	$12.37	$10.29	$9.13	$17.70	$15.08	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	2,355	2,355	2,355	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.85	$14.40	$12.16	$13.49	$11.91	$8.70	$14.97	$14.34	$12.49	N/A
End of period	$17.87	$17.85	$14.40	$12.16	$13.49	$11.91	$8.70	$14.97	$14.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88	$13.66	N/A
End of period	$18.71	$18.32	$19.05	$17.95	$17.43	$16.50	$14.55	$14.76	$13.88	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80	$12.71	N/A
End of period	$18.33	$18.64	$17.54	$15.29	$14.88	$13.10	$9.12	$13.40	$13.80	N/A
Accumulation units outstanding at the end of period	-	81	2,789	-	-	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$25.01	$18.16	$15.98	$17.18	$14.89	$10.49	$20.23	$21.82	$19.66	N/A
End of period	$27.63	$25.01	$18.16	$15.98	$17.18	$14.89	$10.49	$20.23	$21.82	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93	$13.15	N/A
End of period	$19.47	$18.60	$15.06	$13.24	$14.15	$12.31	$9.56	$16.00	$14.93	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$13.00	$12.67	$11.86	$11.71	$10.97	$9.83	$11.61	$11.12	$10.50	N/A
End of period	$13.17	$13.00	$12.67	$11.86	$11.71	$10.97	$9.83	$11.61	$11.12	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87	$13.26	N/A
End of period	$19.46	$18.76	$15.58	$13.75	$14.46	$12.68	$10.08	$15.87	$14.87	N/A
Accumulation units outstanding at the end of period	-	90	95	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73	$10.82	N/A
End of period	$14.62	$14.31	$13.20	$12.11	$12.23	$11.19	$9.60	$12.41	$11.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13	$12.83	N/A
End of period	$18.31	$17.84	$15.68	$14.03	$14.47	$13.02	$10.74	$15.08	$14.13	N/A
Accumulation units outstanding at the end of period	-	2,906	-	-	-	-	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.71	$32.09	$27.50	$28.33	$24.70	$17.53	$31.22	$28.87	$25.86	N/A
End of period	$46.67	$43.71	$32.09	$27.50	$28.33	$24.70	$17.53	$31.22	$28.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.61	$49.69	$44.54	$46.02	$36.64	$25.41	$43.59	$37.86	$36.10	N/A
End of period	$73.82	$66.61	$49.69	$44.54	$46.02	$36.64	$25.41	$43.59	$37.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.20	$10.37	$10.31	$10.35	$10.24	$9.68	$10.49	$10.19	N/A	N/A
End of period	$10.06	$10.20	$10.37	$10.31	$10.35	$10.24	$9.68	$10.49	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95	$13.53	N/A
End of period	$23.90	$21.49	$15.95	$13.61	$14.15	$12.43	$9.23	$15.79	$15.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58	$22.92	N/A
End of period	$37.32	$34.59	$29.51	$27.29	$26.91	$24.72	$21.03	$27.01	$25.58	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.52	$11.73	$11.95	$12.16	$12.38	$12.59	$12.54	$12.19	$11.88	N/A
End of period	$11.32	$11.52	$11.73	$11.95	$12.16	$12.38	$12.59	$12.54	$12.19	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.44	$21.32	$18.66	$19.39	$17.37	$14.26	$21.79	$20.57	$17.31	N/A
End of period	$30.00	$27.44	$21.32	$18.66	$19.39	$17.37	$14.26	$21.79	$20.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 1.805%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.47	$10.99	$10.58	$10.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.41	$10.47	$10.99	$10.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,184	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.77	$10.01	$10.11	$11.12	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.07	$10.77	$10.01	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,773	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.53	$28.51	$25.50	$26.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.88	$36.53	$28.51	$25.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	535	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.23	$8.91	$7.98	$8.18	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$11.23	$8.91	$7.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,698	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$23.11	$23.78	$22.47	$21.53	$20.37	$18.17	$19.51	N/A	N/A	N/A
End of period	$23.92	$23.11	$23.78	$22.47	$21.53	$20.37	$18.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.31	$14.18	$11.25	$12.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.16	$14.31	$14.18	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,416	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$19.13	$16.37	$14.40	$15.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.83	$19.13	$16.37	$14.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,664	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.16	$18.79	$17.76	$19.17	$15.86	$11.56	$19.29	N/A	N/A	N/A
End of period	$25.92	$24.16	$18.79	$17.76	$19.17	$15.86	$11.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.61	$12.25	$10.65	$12.44	$11.77	$9.21	$16.90	N/A	N/A	N/A
End of period	$12.84	$14.61	$12.25	$10.65	$12.44	$11.77	$9.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.11	$13.50	$11.25	$13.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.20	13.11	$13.50	$11.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,295	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.71	$12.15	$10.48	$10.90	$9.47	$7.77	$13.77	N/A	N/A	N/A
End of period	$17.18	$15.71	$12.15	$10.48	$10.90	$9.47	$7.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.91	$31.61	$30.84	$30.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.26	$38.91	$31.61	$30.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	527	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.41	$11.92	$10.52	$10.56	$9.39	$7.59	N/A	N/A	N/A	N/A
End of period	$17.11	$15.41	$11.92	$10.52	$10.56	$9.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	9,328	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.90	$7.18	$6.58	$6.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$8.90	$7.18	$6.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,896	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.84	$14.39	$12.16	$13.49	$11.90	$8.69	$14.97	N/A	N/A	N/A
End of period	$17.86	$17.84	$14.39	$12.16	$13.49	$11.90	$8.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.09	$14.67	$13.77	$12.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	$13.09	$14.67	$13.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,401	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.31	$19.04	$17.93	$17.42	$16.49	$14.54	$14.75	N/A	N/A	N/A
End of period	$18.70	$18.31	$19.04	$17.93	$17.42	$16.49	$14.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,624	383	-	-	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.55	$49.64	$44.50	$45.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$73.74	$66.55	$49.64	$44.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	577	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.19	$10.37	$10.30	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.05	$10.19	$10.37	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,483	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.845%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.46	$10.98	$10.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.46	$10.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,669	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.74	$9.99	$10.09	$11.10	$9.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.04	$10.74	$9.99	$10.09	$11.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.75	$10.47	$9.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$11.75	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,595	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.42	$25.96	$23.90	$24.17	$21.85	$16.51	$28.44	$26.40	$25.71	N/A
End of period	$37.86	$35.42	$25.96	$23.90	$24.17	$21.85	$16.51	$28.44	$26.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.26	$11.69	$10.54	$11.27	$10.53	$8.76	$12.44	$11.74	$10.79	N/A
End of period	$13.09	$13.26	$11.69	$10.54	$11.27	$10.53	$8.76	$12.44	$11.74	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.07	$26.51	$23.08	$24.62	$22.43	$16.53	$29.28	$24.72	$22.23	N/A
End of period	$32.23	$32.07	$26.51	$23.08	$24.62	$22.43	$16.53	$29.28	$24.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.80	$17.18	$15.39	$15.81	$14.40	$10.96	$18.31	$18.54	$16.81	N/A
End of period	$24.58	$22.80	$17.18	$15.39	$15.81	$14.40	$10.96	$18.31	$18.54	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.29	$28.33	$25.35	$26.43	$19.85	$14.92	$24.63	$22.38	$18.99	N/A
End of period	$36.62	$36.29	$28.33	$25.35	$26.43	$19.85	$14.92	$24.63	$22.38	N/A
Accumulation units outstanding at the end of period	-	-	1,007	-	1,061	-	7,273	4,198	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.03	$8.71	$7.24	$9.36	$7.98	N/A	N/A	N/A	N/A	N/A
End of period	$8.33	$8.03	$8.71	$7.24	$9.36	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	15,314	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.01	$7.31	$6.03	$8.52	$7.42	N/A	N/A	N/A	N/A	N/A
End of period	$7.66	$7.01	$7.31	$6.03	$8.52	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	10,158	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.54	$9.49	$8.33	$8.61	$7.94	$6.22	N/A	N/A	N/A	N/A
End of period	$11.64	$11.54	$9.49	$8.33	$8.61	$7.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.39	$11.96	$10.86	$10.78	$9.76	$7.48	$10.84	$10.84	N/A	N/A
End of period	$13.57	$13.39	$11.96	$10.86	$10.78	$9.76	$7.48	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.10	$13.72	$11.88	$12.44	$9.99	$7.62	$11.60	$12.59	$10.90	N/A
End of period	$17.79	$18.10	$13.72	$11.88	$12.44	$9.99	$7.62	$11.60	$12.59	N/A
Accumulation units outstanding at the end of period	-	-	-	-	15,145	11,793	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.94	$23.61	$22.32	$21.40	$20.25	$18.07	$19.41	$18.48	$17.98	N/A
End of period	$23.73	$22.94	$23.61	$22.32	$21.40	$20.25	$18.07	$19.41	$18.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.82	$13.68	$11.81	$12.87	$10.54	$8.09	$12.90	$12.78	$11.25	N/A
End of period	$19.80	$17.82	$13.68	$11.81	$12.87	$10.54	$8.09	$12.90	$12.78	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,934	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.26	$14.14	$11.22	$12.19	$10.60	$8.15	$12.91	$15.48	$11.56	N/A
End of period	$16.10	$14.26	$14.14	$11.22	$12.19	$10.60	$8.15	$12.91	$15.48	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.99	$16.26	$14.31	$15.65	$14.19	$10.55	$18.20	$16.89	$14.04	N/A
End of period	$18.69	$18.99	$16.26	$14.31	$15.65	$14.19	$10.55	$18.20	$16.89	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	9,156	12,453	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.67	$12.16	$11.02	$12.02	$10.43	$8.55	$13.97	$12.29	$11.61	N/A
End of period	$17.73	$16.67	$12.16	$11.02	$12.02	$10.43	$8.55	$13.97	$12.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	16,540	31,760	33,943	35,274	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$24.01	$18.68	$17.66	$19.07	$15.78	$11.51	$19.21	$20.10	$17.87	N/A
End of period	$25.75	$24.01	$18.68	$17.66	$19.07	$15.78	$11.51	$19.21	$20.10	N/A
Accumulation units outstanding at the end of period	-	-	1,489	-	4,379	3,729	8,538	6,574	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.90	$16.70	$14.45	$14.93	$12.05	$9.10	$15.38	$14.07	$12.52	N/A
End of period	$24.28	$22.90	$16.70	$14.45	$14.93	$12.05	$9.10	$15.38	$14.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.52	$12.18	$10.59	$12.38	$11.72	$9.17	$16.83	$15.31	$11.82	N/A
End of period	$12.75	$14.52	$12.18	$10.59	$12.38	$11.72	$9.17	$16.83	$15.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	16,071	14,510	5,890	9,406	20,457	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.93	$24.34	$21.33	$23.08	$18.72	$13.34	$24.46	$23.08	$20.98	N/A
End of period	$37.04	$33.93	$24.34	$21.33	$23.08	$18.72	$13.34	$24.46	$23.08	N/A
Accumulation units outstanding at the end of period	-	-	3,082	-	1,137	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.52	$19.55	$19.21	$17.82	$16.91	$16.61	$15.88	$15.21	$15.00	N/A
End of period	$19.16	$18.52	$19.55	$19.21	$17.82	$16.91	$16.61	$15.88	$15.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.07	$13.46	$11.22	$13.90	$11.61	$6.89	$14.05	$10.85	N/A	N/A
End of period	$12.16	13.07	$13.46	$11.22	$13.90	$11.61	$6.89	$14.05	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	23,319	24,098	9,287	10,789	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.43	$16.70	$14.45	$13.52	$11.21	$7.46	$11.74	$12.31	$11.17	N/A
End of period	$22.48	$22.43	$16.70	$14.45	$13.52	$11.21	$7.46	$11.74	$12.31	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.09	$13.70	$13.47	$12.81	$12.32	$11.87	$11.66	$11.16	$10.97	N/A
End of period	$13.57	$13.09	$13.70	$13.47	$12.81	$12.32	$11.87	$11.66	$11.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.08	$5.96	$5.05	$5.31	$4.41	$3.58	$6.04	$5.90	$4.42	N/A
End of period	$7.34	$7.08	$5.96	$5.05	$5.31	$4.41	$3.58	$6.04	$5.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.18	$13.85	$11.42	$10.92	$9.06	$6.93	$10.28	$11.37	$10.21	N/A
End of period	$20.87	$19.18	$13.85	$11.42	$10.92	$9.06	$6.93	$10.28	$11.37	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.13	$10.24	$9.38	$8.10	$6.62	$5.82	$10.98	$11.07	$8.70	N/A
End of period	$14.15	$13.13	$10.24	$9.38	$8.10	$6.62	$5.82	$10.98	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.18	$7.78	$6.28	$7.34	$6.59	$5.66	$11.68	$14.40	$12.36	N/A
End of period	$11.30	$10.18	$7.78	$6.28	$7.34	$6.59	$5.66	$11.68	$14.40	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.56	$14.89	$12.34	$13.70	$12.17	$9.46	$18.72	$17.16	$12.47	N/A
End of period	$18.03	$16.56	$14.89	$12.34	$13.70	$12.17	$9.46	$18.72	$17.16	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.77	$14.29	$12.28	$11.28	$11.06	$9.25	$12.27	$11.62	$11.14	N/A
End of period	$24.28	$19.77	$14.29	$12.28	$11.28	$11.06	$9.25	$12.27	$11.62	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.70	$14.84	$12.81	$14.87	$14.19	$11.18	$19.95	$18.41	$14.93	N/A
End of period	$16.32	$17.70	$14.84	$12.81	$14.87	$14.19	$11.18	$19.95	$18.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.65	$12.11	$10.45	$10.87	$9.45	$7.76	$13.75	$13.81	$11.84	N/A
End of period	$17.11	$15.65	$12.11	$10.45	$10.87	$9.45	$7.76	$13.75	$13.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	163,321	158,676	132,272	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.29	$9.47	$8.44	$9.53	$8.54	$6.32	$11.93	$10.70	N/A	N/A
End of period	$12.91	$12.29	$9.47	$8.44	$9.53	$8.54	$6.32	$11.93	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.91	$12.93	$11.01	$11.00	$9.56	$7.26	$12.64	$10.81	$10.52	N/A
End of period	$20.83	$17.91	$12.93	$11.01	$11.00	$9.56	$7.26	$12.64	$10.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.70	$31.45	$30.70	$30.28	$25.89	$21.96	$36.01	$27.11	$22.86	N/A
End of period	$34.05	$38.70	$31.45	$30.70	$30.28	$25.89	$21.96	$36.01	$27.11	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,856	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.73	$10.68	$9.76	$9.47	$8.28	$7.10	$10.74	$10.17	N/A	N/A
End of period	$15.21	$14.73	$10.68	$9.76	$9.47	$8.28	$7.10	$10.74	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.48	$17.98	$15.62	$16.26	$13.16	$9.71	$15.85	$15.03	$13.96	N/A
End of period	$25.17	$23.48	$17.98	$15.62	$16.26	$13.16	$9.71	$15.85	$15.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.34	$11.87	$10.48	$10.52	$9.36	$7.57	$12.37	$12.01	$10.63	N/A
End of period	$17.03	$15.34	$11.87	$10.48	$10.52	$9.36	$7.57	$12.37	$12.01	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.23	$15.62	$13.73	$14.62	$11.79	$9.43	$14.76	$15.36	$13.31	N/A
End of period	$21.81	$21.23	$15.62	$13.73	$14.62	$11.79	$9.43	$14.76	$15.36	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.85	$7.15	$6.54	$6.69	$6.08	$3.78	$6.80	$6.05	$5.63	N/A
End of period	$10.48	$8.85	$7.15	$6.54	$6.69	$6.08	$3.78	$6.80	$6.05	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.23	$10.00	$9.33	$12.34	$10.27	$9.12	$17.67	$15.07	$15.56	N/A
End of period	$14.00	$13.23	$10.00	$9.33	$12.34	$10.27	$9.12	$17.67	$15.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.75	$14.33	$12.11	$13.44	$11.86	$8.67	$14.93	$14.30	$12.45	N/A
End of period	$17.76	$17.75	$14.33	$12.11	$13.44	$11.86	$8.67	$14.93	$14.30	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.19	$18.93	$17.84	$17.33	$16.41	$14.48	$14.69	$13.83	$13.61	N/A
End of period	$18.57	$18.19	$18.93	$17.84	$17.33	$16.41	$14.48	$14.69	$13.83	N/A
Accumulation units outstanding at the end of period	-	-	8,406	25,291	26,371	26,682	-	-	-	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.51	$17.42	$15.20	$14.79	$13.03	$9.07	$13.35	$13.75	$12.67	N/A
End of period	$18.19	$18.51	$17.42	$15.20	$14.79	$13.03	$9.07	$13.35	$13.75	N/A
Accumulation units outstanding at the end of period	-	-	-	7,374	3,384	-	-	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.89	$10.75	$9.41	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.15	$14.89	$10.75	$9.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.69	$10.90	$9.27	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	$14.69	$10.90	$9.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.96	$18.13	$15.97	$17.17	$14.89	$10.42	$20.11	$21.71	$19.56	N/A
End of period	$27.57	$24.96	$18.13	$15.97	$17.17	$14.89	$10.42	$20.11	$21.71	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.47	$14.96	$13.15	$14.07	$12.24	$9.52	$15.93	$14.87	$13.10	N/A
End of period	$19.33	$18.47	$14.96	$13.15	$14.07	$12.24	$9.52	$15.93	$14.87	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.95	$12.62	$11.82	$11.67	$10.94	$9.82	$11.59	$11.11	$10.49	N/A
End of period	$13.11	$12.95	$12.62	$11.82	$11.67	$10.94	$9.82	$11.59	$11.11	N/A
Accumulation units outstanding at the end of period	-	-	11,199	44,715	22,467	22,732	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.62	$15.48	$13.67	$14.37	$12.61	$10.03	$15.80	$14.81	$13.22	N/A
End of period	$19.31	$18.62	$15.48	$13.67	$14.37	$12.61	$10.03	$15.80	$14.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.25	$13.15	$12.08	$12.20	$11.16	$9.59	$12.40	$11.72	N/A	N/A
End of period	$14.55	$14.25	$13.15	$12.08	$12.20	$11.16	$9.59	$12.40	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.71	$15.57	$13.95	$14.39	$12.95	$10.68	$15.01	$14.08	$12.78	N/A
End of period	$18.17	$17.71	$15.57	$13.95	$14.39	$12.95	$10.68	$15.01	$14.08	N/A
Accumulation units outstanding at the end of period	-	-	-	108,918	108,918	108,918	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.34	$31.84	$27.29	$28.13	$24.54	$17.42	$31.05	$28.72	$25.73	N/A
End of period	$46.26	$43.34	$31.84	$27.29	$28.13	$24.54	$17.42	$31.05	$28.72	N/A
Accumulation units outstanding at the end of period	-	-	-	-	5,280	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.06	$49.29	$44.21	$45.70	$36.40	$25.25	$43.34	$37.67	$35.92	N/A
End of period	$73.17	$66.06	$49.29	$44.21	$45.70	$36.40	$25.25	$43.34	$37.67	N/A
Accumulation units outstanding at the end of period	-	-	570	-	4,672	5,197	5,634	4,440	4,713	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.16	$10.34	$10.28	$10.33	$10.22	$9.67	$10.48	$10.18	N/A	N/A
End of period	$10.02	$10.16	$10.34	$10.28	$10.33	$10.22	$9.67	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.35	$15.86	$13.54	$14.08	$12.38	$9.20	$15.74	$15.90	$13.49	N/A
End of period	$23.74	$21.35	$15.86	$13.54	$14.08	$12.38	$9.20	$15.74	$15.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	24,682	22,323	24,758	19,753	-	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.30	$29.28	$27.09	$26.72	$24.56	$20.90	$26.85	$25.45	$22.81	N/A
End of period	$36.99	$34.30	$29.28	$27.09	$26.72	$24.56	$20.90	$26.85	$25.45	N/A
Accumulation units outstanding at the end of period	-	-	3,054	-	5,104	5,164	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.43	$11.64	$11.86	$12.08	$12.30	$12.51	$12.47	$12.13	$11.82	N/A
End of period	$11.22	$11.43	$11.64	$11.86	$12.08	$12.30	$12.51	$12.47	$12.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.29	$21.21	$18.57	$19.31	$17.30	$14.22	$21.73	$20.52	$17.29	N/A
End of period	$29.83	$27.29	$21.21	$18.57	$19.31	$17.30	$14.22	$21.73	$20.52	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 1.85%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.08	$9.10	$8.09	$8.51	$7.69	$6.24	$10.46	N/A	N/A	N/A
End of period	$11.42	$11.08	$9.10	$8.09	$8.51	$7.69	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	128,526	143,364	171,228	144,907	146,395	189,999	203,781	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.17	$10.58	$9.52	$9.62	$8.82	$7.57	$10.51	N/A	N/A	N/A
End of period	$12.58	$12.17	$10.58	$9.52	$9.62	$8.82	$7.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	205,723	212,414	166,027	136,737	155,003	165,959	167,900	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.82	$9.82	$8.76	$9.00	$8.09	$6.71	$10.48	N/A	N/A	N/A
End of period	$12.19	$11.82	$9.82	$8.76	$9.00	$8.09	$6.71	N/A	N/A	N/A
Accumulation units outstanding at the end of period	277,498	233,948	196,798	246,738	298,294	304,917	445,495	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.26	$14.54	$13.33	$13.94	$12.56	N/A	N/A	N/A	N/A	N/A
End of period	$16.31	$16.26	$14.54	$13.33	$13.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	155,630	373,002	143,735	114,097	322,964	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.70	$15.13	$13.85	$14.66	$13.06	N/A	N/A	N/A	N/A	N/A
End of period	$16.71	$16.70	$15.13	$13.85	$14.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	597,762	468,688	454,378	482,681	360,129	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.67	$15.39	$14.14	$15.10	$13.39	N/A	N/A	N/A	N/A	N/A
End of period	$16.67	$16.67	$15.39	$14.14	$15.10	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	282,251	246,670	424,003	730,367	423,586	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$17.03	$15.85	$14.55	$15.67	$13.78	N/A	N/A	N/A	N/A	N/A
End of period	$17.00	$17.03	$15.85	$14.55	$15.67	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	144,489	124,961	191,984	287,186	278,794	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.92	$11.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103,244	69,851	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.40	$11.08	$9.95	$10.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.26	$14.40	$11.08	$9.95	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	160,713	91,921	87,586	70,251	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.46	$10.98	$10.57	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.46	$10.98	$10.57	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	229,804	229,598	252,742	246,193	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.66	$10.08	$8.71	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.65	$12.66	$10.08	$8.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71,289	78,321	62,090	65,007	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.23	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$12.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	289,120	54,257	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.83	$11.36	$9.90	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.04	$14.83	$11.36	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	214,324	124,286	77,965	60,611	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.34	$10.38	$9.01	$10.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$12.34	$10.38	$9.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,926	49,392	25,310	30,801	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.84	$10.88	$9.44	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.67	$11.84	$10.88	$9.44	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136,648	152,819	162,746	123,042	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.73	$9.98	$10.09	$11.10	$9.62	$6.54	$13.66	N/A	N/A	N/A
End of period	$9.03	$10.73	$9.98	$10.09	$11.10	$9.62	$6.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	491,903	508,696	540,309	664,911	747,611	867,216	639,100	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.75	$10.47	$9.73	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.75	$11.75	$10.47	$9.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	554,238	548,442	525,904	381,937	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.38	$25.93	$23.88	$24.15	$21.83	$16.50	$28.42	$26.39	$25.70	N/A
End of period	$37.82	$35.38	$25.93	$23.88	$24.15	$21.83	$16.50	$28.42	$26.39	N/A
Accumulation units outstanding at the end of period	130,814	150,445	159,385	185,091	256,875	256,311	215,585	46,045	13,394	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.61	$12.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.40	$14.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	249,172	109,690	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.26	$11.69	$10.53	$11.26	$10.53	$8.75	$12.43	$11.73	$10.79	N/A
End of period	$13.08	$13.26	$11.69	$10.53	$11.26	$10.53	$8.75	$12.43	$11.73	N/A
Accumulation units outstanding at the end of period	299,645	318,450	373,898	445,606	498,285	569,130	585,483	146,827	53,094	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$32.08	$26.52	$23.08	$24.62	$22.44	$16.54	$29.29	$24.73	$22.24	N/A
End of period	$32.23	$32.08	$26.52	$23.08	$24.62	$22.44	$16.54	$29.29	$24.73	N/A
Accumulation units outstanding at the end of period	164,520	149,493	165,274	188,958	218,574	300,132	232,515	54,983	15,750	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.78	$17.16	$15.38	$15.80	$14.39	$10.95	$18.30	$18.53	$16.80	N/A
End of period	$24.55	$22.78	$17.16	$15.38	$15.80	$14.39	$10.95	$18.30	$18.53	N/A
Accumulation units outstanding at the end of period	52,098	49,685	44,111	55,385	39,305	35,800	30,534	20,333	10,099	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$36.25	$28.31	$25.33	$26.41	$19.84	$14.91	$24.62	$22.37	$18.98	N/A
End of period	$36.59	$36.25	$28.31	$25.33	$26.41	$19.84	$14.91	$24.62	$22.37	N/A
Accumulation units outstanding at the end of period	111,119	136,247	134,800	190,919	216,436	118,164	152,393	106,114	29,936	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.03	$8.71	$7.24	$9.36	$7.98	$4.80	N/A	N/A	N/A	N/A
End of period	$8.33	$8.03	$8.71	$7.24	$9.36	$7.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,393	35,915	102,216	162,125	205,536	157,742	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.00	$7.31	$6.03	$8.52	$7.42	$4.15	N/A	N/A	N/A	N/A
End of period	$7.66	$7.00	$7.31	$6.03	$8.52	$7.42	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	218,598	246,992	223,148	261,502	379,548	447,607	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.54	$9.48	$8.33	$8.60	$7.94	$6.21	$9.91	N/A	N/A	N/A
End of period	$11.63	$11.54	$9.48	$8.33	$8.60	$7.94	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,115,100	1,898,740	2,091,352	2,512,527	2,875,625	3,222,233	3,992,560	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$11.00	$8.59	$7.17	$7.78	$7.40	$5.76	$9.89	N/A	N/A	N/A
End of period	$10.54	$11.00	$8.59	$7.17	$7.78	$7.40	$5.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	294,501	194,486	191,982	147,324	159,349	176,541	163,625	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.82	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.55	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	258,580	222,814	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.39	$11.95	$10.85	$10.78	$9.76	$7.48	$10.84	$10.84	N/A	N/A
End of period	$13.56	$13.39	$11.95	$10.85	$10.78	$9.76	$7.48	$10.84	N/A	N/A
Accumulation units outstanding at the end of period	1,086,912	1,061,341	1,154,300	1,208,962	1,350,164	1,299,638	1,226,124	1,102,781	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.79	$8.30	$6.65	$7.91	$6.68	$4.46	$9.86	N/A	N/A	N/A
End of period	$9.59	$10.79	$8.30	$6.65	$7.91	$6.68	$4.46	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215,589	305,092	246,415	233,332	251,038	364,715	169,156	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.20	$8.89	$7.97	$8.17	$7.47	$6.00	$9.84	N/A	N/A	N/A
End of period	$11.79	$11.20	$8.89	$7.97	$8.17	$7.47	$6.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	327,070	363,117	380,006	419,367	465,773	556,051	509,754	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.09	$13.71	$11.87	$12.44	$9.99	$7.61	$11.60	$12.59	$10.90	N/A
End of period	$17.78	$18.09	$13.71	$11.87	$12.44	$9.99	$7.61	$11.60	$12.59	N/A
Accumulation units outstanding at the end of period	181,943	247,573	220,346	224,844	285,105	246,371	237,313	161,924	68,944	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.92	$23.59	$22.30	$21.38	$20.24	$18.06	$19.40	$18.47	$17.97	N/A
End of period	$23.71	$22.92	$23.59	$22.30	$21.38	$20.24	$18.06	$19.40	$18.47	N/A
Accumulation units outstanding at the end of period	201,084	189,615	237,923	249,468	286,413	278,759	315,032	284,824	126,043	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.22	$14.61	$12.40	$13.25	$11.63	$9.64	N/A	N/A	N/A	N/A
End of period	$12.34	$13.22	$14.61	$12.40	$13.25	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,355	125,793	145,680	214,037	366,290	90,133	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.82	$13.68	$11.81	$12.87	$10.54	$8.09	$12.90	$12.78	$11.25	N/A
End of period	$19.79	$17.82	$13.68	$11.81	$12.87	$10.54	$8.09	$12.90	$12.78	N/A
Accumulation units outstanding at the end of period	226,028	171,702	179,937	215,630	284,142	281,683	227,166	163,678	66,997	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.57	$8.78	$7.48	$8.53	$7.99	$6.52	$10.66	N/A	N/A	N/A
End of period	$12.94	$11.57	$8.78	$7.48	$8.53	$7.99	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	129,297	125,662	82,919	89,072	131,685	128,221	150,983	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.25	$14.13	$11.22	$12.19	$10.60	$8.15	$12.91	$15.47	$11.56	N/A
End of period	$16.10	$14.25	$14.13	$11.22	$12.19	$10.60	$8.15	$12.91	$15.47	N/A
Accumulation units outstanding at the end of period	573,373	455,889	436,546	374,460	381,967	403,060	443,798	401,294	288,359	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.97	$16.24	$14.29	$15.64	$14.18	$10.55	$18.19	$16.88	$14.03	N/A
End of period	$18.67	$18.97	$16.24	$14.29	$15.64	$14.18	$10.55	$18.19	$16.88	N/A
Accumulation units outstanding at the end of period	147,936	149,208	162,944	173,342	205,278	249,797	268,221	247,582	100,752	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.66	$12.16	$11.01	$12.02	$10.43	$8.55	$13.97	$12.29	$11.61	N/A
End of period	$17.72	$16.66	$12.16	$11.01	$12.02	$10.43	$8.55	$13.97	$12.29	N/A
Accumulation units outstanding at the end of period	150,052	164,633	130,579	174,661	280,718	258,768	199,116	161,456	41,763	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.99	$18.67	$17.65	$19.06	$15.77	$11.51	$19.20	$20.09	$17.86	N/A
End of period	$25.73	$23.99	$18.67	$17.65	$19.06	$15.77	$11.51	$19.20	$20.09	N/A
Accumulation units outstanding at the end of period	89,260	95,626	99,714	134,166	136,250	149,544	186,963	178,083	83,090	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.88	$16.69	$14.45	$14.92	$12.04	$9.10	$15.38	$14.07	$12.52	N/A
End of period	$24.26	$22.88	$16.69	$14.45	$14.92	$12.04	$9.10	$15.38	$14.07	N/A
Accumulation units outstanding at the end of period	106,505	153,509	84,610	94,345	107,259	99,601	63,341	44,672	15,999	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.17	$11.67	$10.14	$11.17	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.35	$14.17	$11.67	$10.14	$11.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	743,415	873,357	944,960	1,015,771	1,186,133	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.51	$12.17	$10.58	$12.37	$11.71	$9.16	$16.82	$15.30	$11.81	N/A
End of period	$12.74	$14.51	$12.17	$10.58	$12.37	$11.71	$9.16	$16.82	$15.30	N/A
Accumulation units outstanding at the end of period	402,723	422,919	378,482	434,131	492,788	622,920	682,064	645,374	317,007	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.90	$24.31	$21.31	$23.07	$18.71	$13.33	$24.44	$23.07	$20.97	N/A
End of period	$37.01	$33.90	$24.31	$21.31	$23.07	$18.71	$13.33	$24.44	$23.07	N/A
Accumulation units outstanding at the end of period	82,169	78,354	56,908	55,759	70,621	72,992	78,776	44,077	19,319	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.50	$19.53	$19.20	$17.80	$16.90	$16.60	$15.87	$15.20	$14.99	N/A
End of period	$19.14	$18.50	$19.53	$19.20	$17.80	$16.90	$16.60	$15.87	$15.20	N/A
Accumulation units outstanding at the end of period	146,344	150,500	244,608	296,197	273,908	249,183	476,399	91,871	58,780	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.07	$13.46	$11.22	$13.90	$11.61	$6.89	$14.05	$10.86	N/A	N/A
End of period	$12.16	$13.07	$13.46	$11.22	$13.90	$11.61	$6.89	$14.05	N/A	N/A
Accumulation units outstanding at the end of period	374,659	387,945	424,306	553,050	791,591	899,692	590,584	513,074	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.41	$16.68	$14.44	$13.51	$11.20	$7.46	$11.73	$12.30	$11.17	N/A
End of period	$22.46	$22.41	$16.68	$14.44	$13.51	$11.20	$7.46	$11.73	$12.30	N/A
Accumulation units outstanding at the end of period	403,197	441,497	356,283	456,107	518,685	574,239	563,741	733,000	639,447	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.08	$13.70	$13.47	$12.80	$12.32	$11.87	$11.66	$11.16	$10.97	N/A
End of period	$13.56	$13.08	$13.70	$13.47	$12.80	$12.32	$11.87	$11.66	$11.16	N/A
Accumulation units outstanding at the end of period	350,961	298,710	353,350	632,345	780,303	912,432	565,364	352,061	219,083	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.08	$5.96	$5.04	$5.31	$4.41	$3.58	$6.04	$5.90	$4.41	N/A
End of period	$7.33	$7.08	$5.96	$5.04	$5.31	$4.41	$3.58	$6.04	$5.90	N/A
Accumulation units outstanding at the end of period	190,949	203,831	217,222	212,590	265,052	332,664	273,752	416,558	192,150	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.19	$13.85	$11.43	$10.93	$9.07	$6.94	$10.29	$11.38	$10.21	N/A
End of period	$20.87	$19.19	$13.85	$11.43	$10.93	$9.07	$6.94	$10.29	$11.38	N/A
Accumulation units outstanding at the end of period	151,246	156,286	187,984	81,480	81,314	64,474	64,337	19,182	15,786	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.12	$10.24	$9.37	$8.09	$6.61	$5.81	$10.97	$11.07	$8.70	N/A
End of period	$14.14	$13.12	$10.24	$9.37	$8.09	$6.61	$5.81	$10.97	$11.07	N/A
Accumulation units outstanding at the end of period	401,070	448,432	566,596	769,745	680,877	760,180	846,670	1,092,695	843,887	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.79	$10.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.44	$13.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,965	28,857	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.80	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$9.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	211,719	188,529	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.83	$11.56	$10.84	$11.92	$11.89	N/A	N/A	N/A	N/A	N/A
End of period	$14.06	$14.83	$11.56	$10.84	$11.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,505	70,502	9,978	20,445	9,574	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.17	$7.77	$6.28	$7.34	$6.59	$5.66	$11.68	$14.40	$12.36	N/A
End of period	$11.29	$10.17	$7.77	$6.28	$7.34	$6.59	$5.66	$11.68	$14.40	N/A
Accumulation units outstanding at the end of period	242,369	248,748	191,576	203,859	260,953	294,547	284,916	75,682	51,275	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.55	$14.88	$12.33	$13.70	$12.16	$9.46	$18.71	$17.15	$12.47	N/A
End of period	$18.01	$16.55	$14.88	$12.33	$13.70	$12.16	$9.46	$18.71	$17.15	N/A
Accumulation units outstanding at the end of period	525,159	545,465	629,610	756,253	890,409	1,036,162	1,181,510	1,289,161	871,207	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.64	$9.95	$10.33	$10.23	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.33	$9.64	$9.95	$10.33	$10.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,666	15,734	20,856	36,865	39,373	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.62	$14.19	$12.19	$11.20	$10.98	$9.25	$12.27	$11.62	$11.14	N/A
End of period	$24.11	$19.62	$14.19	$12.19	$11.20	$10.98	$9.25	$12.27	$11.62	N/A
Accumulation units outstanding at the end of period	447,105	289,392	233,479	225,949	197,623	254,691	344,213	217,249	113,376	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.40	$10.21	$9.13	$9.50	$8.35	$6.80	$9.88	N/A	N/A	N/A
End of period	$12.82	$12.40	$10.21	$9.13	$9.50	$8.35	$6.80	N/A	N/A	N/A
Accumulation units outstanding at the end of period	181,386	167,635	216,349	240,323	306,606	301,404	269,802	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.68	$14.84	$12.81	$14.87	$14.18	$11.17	$19.94	$18.40	$14.93	N/A
End of period	$16.30	$17.68	$14.84	$12.81	$14.87	$14.18	$11.17	$19.94	$18.40	N/A
Accumulation units outstanding at the end of period	391,000	334,111	294,838	310,709	387,769	503,200	486,327	485,662	268,616	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.65	$12.10	$10.45	$10.87	$9.45	$7.76	$13.75	$13.81	$11.84	N/A
End of period	$17.10	$15.65	$12.10	$10.45	$10.87	$9.45	$7.76	$13.75	$13.81	N/A
Accumulation units outstanding at the end of period	4,712,505	5,167,083	5,871,988	7,050,119	8,416,056	10,007,471	11,968,553	12,599,734	7,397,066	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.29	$9.46	$8.43	$9.53	$8.54	$6.32	$11.93	$10.70	N/A	N/A
End of period	$12.91	$12.29	$9.46	$8.43	$9.53	$8.54	$6.32	$11.93	N/A	N/A
Accumulation units outstanding at the end of period	640,636	683,437	776,264	918,237	1,160,988	1,413,255	1,803,672	1,607,185	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.90	$12.93	$11.00	$10.99	$9.55	$7.26	$12.64	$10.81	$10.52	N/A
End of period	$20.82	$17.90	$12.93	$11.00	$10.99	$9.55	$7.26	$12.64	$10.81	N/A
Accumulation units outstanding at the end of period	189,157	132,761	165,162	166,207	177,023	188,893	189,973	199,608	166,795	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.67	$31.42	$30.68	$30.26	$25.88	$21.95	$35.99	$27.10	$22.86	N/A
End of period	$34.03	$38.67	$31.42	$30.68	$30.26	$25.88	$21.95	$35.99	$27.10	N/A
Accumulation units outstanding at the end of period	197,932	193,194	201,422	243,808	256,433	309,290	317,813	292,385	158,095	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.17	$13.72	$12.47	$12.95	$11.68	$9.59	N/A	N/A	N/A	N/A
End of period	$15.37	$15.17	$13.72	$12.47	$12.95	$11.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,994	20,105	13,924	10,584	28,656	14,055	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.73	$10.68	$9.75	$9.47	$8.28	$7.09	$10.74	$10.17	N/A	N/A
End of period	$15.21	$14.73	$10.68	$9.75	$9.47	$8.28	$7.09	$10.74	N/A	N/A
Accumulation units outstanding at the end of period	360,610	421,924	99,993	129,235	156,269	172,328	172,672	114,828	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.46	$17.97	$15.61	$16.25	$13.16	$9.71	$15.85	$15.03	$13.95	N/A
End of period	$25.16	$23.46	$17.97	$15.61	$16.25	$13.16	$9.71	$15.85	$15.03	N/A
Accumulation units outstanding at the end of period	254,023	271,575	214,083	215,341	267,615	348,615	335,429	303,352	194,277	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.33	$11.86	$10.47	$10.51	$9.36	$7.57	$12.36	$12.01	$10.63	N/A
End of period	$17.01	$15.33	$11.86	$10.47	$10.51	$9.36	$7.57	$12.36	$12.01	N/A
Accumulation units outstanding at the end of period	1,083,388	1,058,599	613,917	563,054	686,141	832,523	748,828	582,362	408,723	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.46	$11.50	$10.29	$11.36	$9.58	$6.04	$8.82	N/A	N/A	N/A
End of period	$15.70	$15.46	$11.50	$10.29	$11.36	$9.58	$6.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	196,709	181,220	171,722	256,158	331,388	427,401	282,547	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.21	$15.61	$13.72	$14.61	$11.78	$9.42	$14.75	$15.35	$13.31	N/A
End of period	$21.79	$21.21	$15.61	$13.72	$14.61	$11.78	$9.42	$14.75	$15.35	N/A
Accumulation units outstanding at the end of period	448,598	530,033	262,938	287,754	346,566	399,171	258,963	269,426	178,743	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.85	$7.14	$6.54	$6.69	$6.08	$3.78	$6.80	$6.05	$5.64	N/A
End of period	$10.48	$8.85	$7.14	$6.54	$6.69	$6.08	$3.78	$6.80	$6.05	N/A
Accumulation units outstanding at the end of period	487,944	314,986	314,226	391,922	525,313	596,170	310,211	198,351	39,518	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.23	$9.99	$9.33	$12.34	$10.26	$9.12	$17.67	$15.06	$15.56	N/A
End of period	$13.99	$13.23	$9.99	$9.33	$12.34	$10.26	$9.12	$17.67	$15.06	N/A
Accumulation units outstanding at the end of period	972,206	1,025,474	1,099,371	1,218,399	1,402,341	1,639,283	1,851,273	1,898,237	1,365,850	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.80	$9.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.52	$12.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,123	15,463	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.21	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.51	$10.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,838	40,700	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.74	$14.32	$12.10	$13.43	$11.86	$8.66	$14.92	$14.30	$12.45	N/A
End of period	$17.75	$17.74	$14.32	$12.10	$13.43	$11.86	$8.66	$14.92	$14.30	N/A
Accumulation units outstanding at the end of period	187,305	226,669	197,886	226,245	227,583	259,479	260,219	222,010	128,114	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.05	$14.63	$13.74	$12.53	$11.85	$10.30	$10.90	N/A	N/A	N/A
End of period	$13.23	$13.05	$14.63	$13.74	$12.53	$11.85	$10.30	N/A	N/A	N/A
Accumulation units outstanding at the end of period	476,080	526,554	1,091,293	1,146,331	1,425,177	1,643,108	1,168,874	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.18	$18.91	$17.82	$17.32	$16.40	$14.47	$14.68	$13.82	$13.60	N/A
End of period	$18.56	$18.18	$18.91	$17.82	$17.32	$16.40	$14.47	$14.68	$13.82	N/A
Accumulation units outstanding at the end of period	848,353	968,623	1,570,261	1,635,850	1,855,219	1,825,223	1,418,859	652,230	287,381	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.71	$10.46	$9.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$10.71	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	683,132	655,965	182,729	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.49	$17.41	$15.19	$14.78	$13.02	$9.07	$13.34	$13.74	$12.67	N/A
End of period	$18.18	$18.49	$17.41	$15.19	$14.78	$13.02	$9.07	$13.34	$13.74	N/A
Accumulation units outstanding at the end of period	538,510	576,052	581,681	578,061	576,560	567,506	270,645	220,126	107,328	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.89	$10.75	$9.40	$10.35	$8.13	$5.62	N/A	N/A	N/A	N/A
End of period	$16.14	$14.89	$10.75	$9.40	$10.35	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,727	106,881	74,890	111,642	177,125	79,443	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.69	$10.89	$9.27	$10.27	$8.19	$6.23	N/A	N/A	N/A	N/A
End of period	$15.26	$14.69	$10.89	$9.27	$10.27	$8.19	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,452	91,324	48,687	67,455	95,345	31,460	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.77	$18.00	$15.85	$17.04	$14.78	$10.42	$20.10	$21.70	$19.55	N/A
End of period	$27.36	$24.77	$18.00	$15.85	$17.04	$14.78	$10.42	$20.10	$21.70	N/A
Accumulation units outstanding at the end of period	22,135	27,684	12,615	15,847	11,352	20,784	12,148	7,126	4,426	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.48	$10.41	$8.14	$10.11	$8.15	$5.92	N/A	N/A	N/A	N/A
End of period	$14.30	$14.48	$10.41	$8.14	$10.11	$8.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	101,528	103,592	101,445	176,851	255,202	97,281	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.31	$12.28	$10.76	$10.35	$9.27	$6.66	$9.92	N/A	N/A	N/A
End of period	$19.44	$17.31	$12.28	$10.76	$10.35	$9.27	$6.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	852,214	912,328	710,224	889,240	931,184	1,195,119	1,238,099	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.74	$13.36	$11.67	$10.75	$9.73	$6.87	$9.91	N/A	N/A	N/A
End of period	$20.25	$18.74	$13.36	$11.67	$10.75	$9.73	$6.87	N/A	N/A	N/A
Accumulation units outstanding at the end of period	278,623	224,760	208,118	130,793	85,111	118,310	62,893	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.67	$12.20	$11.02	$9.99	$8.60	$7.10	$9.76	N/A	N/A	N/A
End of period	$17.49	$15.67	$12.20	$11.02	$9.99	$8.60	$7.10	N/A	N/A	N/A
Accumulation units outstanding at the end of period	935,482	938,427	451,559	391,215	169,405	126,031	130,086	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.62	$12.65	$11.29	$10.80	$9.62	$6.24	$9.91	N/A	N/A	N/A
End of period	$21.58	$18.62	$12.65	$11.29	$10.80	$9.62	$6.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	333,924	253,367	137,734	166,137	113,352	142,798	86,584	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.46	$14.95	$13.15	$14.06	$12.24	$9.51	$15.93	$14.86	$13.10	N/A
End of period	$19.31	$18.46	$14.95	$13.15	$14.06	$12.24	$9.51	$15.93	$14.86	N/A
Accumulation units outstanding at the end of period	360,550	384,666	406,336	338,784	423,667	483,333	473,154	363,257	151,335	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.94	$12.62	$11.82	$11.67	$10.94	$9.81	$11.59	$11.11	$10.49	N/A
End of period	$13.10	$12.94	$12.62	$11.82	$11.67	$10.94	$9.81	$11.59	$11.11	N/A
Accumulation units outstanding at the end of period	563,699	551,895	727,368	971,256	687,667	681,050	586,082	287,309	137,460	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.60	$15.46	$13.65	$14.36	$12.60	$10.02	$15.79	$14.80	$13.21	N/A
End of period	$19.29	$18.60	$15.46	$13.65	$14.36	$12.60	$10.02	$15.79	$14.80	N/A
Accumulation units outstanding at the end of period	1,066,355	1,171,333	1,209,175	1,351,641	1,385,854	1,492,325	1,371,862	1,119,888	603,032	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.25	$13.14	$12.07	$12.19	$11.16	$9.58	$12.39	$11.72	$10.82	N/A
End of period	$14.54	$14.25	$13.14	$12.07	$12.19	$11.16	$9.58	$12.39	$11.72	N/A
Accumulation units outstanding at the end of period	1,153,362	1,137,095	1,161,993	1,366,541	1,616,627	1,639,285	1,419,758	938,424	556,982	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.70	$15.56	$13.94	$14.38	$12.94	$10.68	$15.01	$14.07	$12.78	N/A
End of period	$18.15	$17.70	$15.56	$13.94	$14.38	$12.94	$10.68	$15.01	$14.07	N/A
Accumulation units outstanding at the end of period	1,483,747	1,498,270	1,612,795	1,833,160	2,205,507	2,264,850	2,398,539	1,812,198	918,647	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.93	$10.70	$8.94	$9.63	$8.91	$6.35	$10.06	N/A	N/A	N/A
End of period	$18.12	$15.93	$10.70	$8.94	$9.63	$8.91	$6.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	208,797	200,365	157,303	110,929	71,762	105,425	71,937	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.30	$31.81	$27.27	$28.11	$24.52	$17.41	$31.03	$28.71	$25.72	N/A
End of period	$46.21	$43.30	$31.81	$27.27	$28.11	$24.52	$17.41	$31.03	$28.71	N/A
Accumulation units outstanding at the end of period	192,286	209,804	196,694	169,848	214,700	232,042	197,868	128,357	36,403	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$66.00	$49.25	$44.17	$45.66	$36.38	$25.24	$43.31	$37.64	$35.91	N/A
End of period	$73.10	$66.00	$49.25	$44.17	$45.66	$36.38	$25.24	$43.31	$37.64	N/A
Accumulation units outstanding at the end of period	160,526	173,181	183,931	201,382	244,796	237,111	205,582	142,073	58,267	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.16	$10.34	$10.28	$10.33	$10.22	$9.67	$10.48	$10.18	N/A	N/A
End of period	$10.01	$10.16	$10.34	$10.28	$10.33	$10.22	$9.67	$10.48	N/A	N/A
Accumulation units outstanding at the end of period	593,472	617,205	501,020	789,874	579,754	401,221	367,081	256,801	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.34	$15.85	$13.53	$14.08	$12.37	$9.19	$15.73	$15.89	$13.49	N/A
End of period	$23.72	$21.34	$15.85	$13.53	$14.08	$12.37	$9.19	$15.73	$15.89	N/A
Accumulation units outstanding at the end of period	266,649	234,907	220,941	242,527	303,294	323,695	276,226	250,308	128,392	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$34.27	$29.25	$27.07	$26.70	$24.54	$20.89	$26.84	$25.44	$22.80	N/A
End of period	$36.96	$34.27	$29.25	$27.07	$26.70	$24.54	$20.89	$26.84	$25.44	N/A
Accumulation units outstanding at the end of period	289,656	297,319	290,634	264,160	324,942	336,499	312,812	173,779	54,846	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.40	$11.62	$11.83	$12.05	$12.28	$12.49	$12.45	$12.11	$11.80	N/A
End of period	$11.20	$11.40	$11.62	$11.83	$12.05	$12.28	$12.49	$12.45	$12.11	N/A
Accumulation units outstanding at the end of period	490,845	523,382	602,218	742,703	686,809	1,004,450	2,456,882	1,487,960	311,235	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.27	$21.20	$18.56	$19.31	$17.30	$14.21	$21.72	$20.52	$17.28	N/A
End of period	$29.81	$27.27	$21.20	$18.56	$19.31	$17.30	$14.21	$21.72	$20.52	N/A
Accumulation units outstanding at the end of period	127,333	134,042	132,977	148,884	234,784	298,377	300,839	234,273	100,001	N/A

Accumulation Unit Values
Contract with Endorsements - 1.87%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.65	$15.37	$14.13	$15.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.65	$16.65	$15.37	$14.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	11,292	12,789	13,831	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.72	$9.97	$10.08	$11.09	$9.62	$6.54	N/A	N/A	N/A	N/A
End of period	$9.02	$10.72	$9.97	$10.08	$11.09	$9.62	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,172	6,119	5,711	5,705	5,834	5,921	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.02	$8.70	$7.23	$9.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.32	$8.02	$8.70	$7.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,893	2,144	2,319	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$7.00	$7.30	$6.02	$8.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.65	$7.00	$7.30	$6.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,019	2,286	2,472	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.52	$9.47	$8.32	$8.60	$7.93	$6.21	N/A	N/A	N/A	N/A
End of period	$11.61	$11.52	$9.47	$8.32	$8.60	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,198	11,931	12,819	13,449	13,754	13,423	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.98	$8.58	$7.17	$7.77	$7.40	$5.76	N/A	N/A	N/A	N/A
End of period	$10.52	$10.98	$8.58	$7.17	$7.77	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,662	3,780	4,367	4,669	4,591	4,314	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.78	$8.29	$6.64	$7.90	$6.68	$4.46	N/A	N/A	N/A	N/A
End of period	$9.58	$10.78	$8.29	$6.64	$7.90	$6.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,636	6,249	7,769	7,809	7,678	7,838	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.23	$14.11	$11.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	$14.23	$14.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,514	9,654	9,794	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.90	$16.19	$14.25	$15.59	$14.14	$10.52	N/A	N/A	N/A	N/A
End of period	$18.59	$18.90	$16.19	$14.25	$15.59	$14.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,816	2,874	3,016	3,084	3,053	3,083	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.16	$11.67	$10.14	$11.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.34	$14.16	$11.67	$10.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,806	17,240	18,350	20,983	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.05	$13.44	$11.21	$13.88	$11.60	$6.88	N/A	N/A	N/A	N/A
End of period	$12.13	$13.05	$13.44	$11.21	$13.88	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,139	9,979	9,275	9,599	8,355	9,284	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.14	$7.75	$6.26	$7.32	$6.57	$5.65	N/A	N/A	N/A	N/A
End of period	$11.26	$10.14	$7.75	$6.26	$7.32	$6.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,762	6,450	7,359	8,437	8,040	4,716	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.57	$14.15	$12.16	$11.17	$10.96	$9.23	N/A	N/A	N/A	N/A
End of period	$24.03	$19.57	$14.15	$12.16	$11.17	$10.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,915	8,562	9,859	11,161	12,262	10,125	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.62	$12.08	$10.43	$10.85	$9.44	$7.75	N/A	N/A	N/A	N/A
End of period	$17.06	$15.62	$12.08	$10.43	$10.85	$9.44	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,351	13,641	14,778	16,985	17,022	17,108	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.27	$9.45	$8.42	$9.52	$8.53	$6.31	N/A	N/A	N/A	N/A
End of period	$12.88	$12.27	$9.45	$8.42	$9.52	$8.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,467	11,432	12,563	13,209	12,790	12,736	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.55	$31.34	$30.60	$30.19	$25.82	$21.91	N/A	N/A	N/A	N/A
End of period	$33.92	$38.55	$31.34	$30.60	$30.19	$25.82	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,698	2,363	2,468	6,830	2,961	2,099	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.03	$14.61	$13.73	$12.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$13.03	$14.61	$13.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	6,272	7,103	7,682	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.12	$18.86	$17.78	$17.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.49	$18.12	$18.86	$17.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,509	7,070	7,707	5,542	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.29	$12.27	$10.75	$10.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.41	$17.29	$12.27	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	16,376	18,546	20,056	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.92	$12.59	$11.80	$11.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.08	$12.92	$12.59	$11.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,049	43,105	45,337	16,693	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$43.14	$31.70	$27.18	$28.02	$24.45	$17.36	N/A	N/A	N/A	N/A
End of period	$46.03	$43.14	$31.70	$27.18	$28.02	$24.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,489	4,966	5,522	6,284	6,644	6,914	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.75	$49.08	$44.02	$45.52	$36.27	$25.17	N/A	N/A	N/A	N/A
End of period	$72.81	$65.75	$49.08	$44.02	$45.52	$36.27	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	979	1,049	1,221	1,315	1,391	1,502	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.90%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.04	$9.07	$8.07	$8.49	$7.67	$6.24	N/A	N/A	N/A	N/A
End of period	$11.37	$11.04	$9.07	$8.07	$8.49	$7.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	149,120	146,017	148,379	149,799	145,686	146,992	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	$10.51	N/A	N/A	N/A
End of period	$12.53	$12.13	$10.55	$9.49	$9.61	$8.81	$7.57	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,161	41,829	41,729	37,645	25,308	24,397	13,904	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.78	$9.79	$8.74	$8.98	$8.08	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	$11.78	$9.79	$8.74	$8.98	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,132	30,799	32,092	32,090	23,718	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.22	$14.52	$13.31	$13.92	$12.55	N/A	N/A	N/A	N/A	N/A
End of period	$16.27	$16.22	$14.52	$13.31	$13.92	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,426	60,438	62,005	64,149	52,103	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.66	$15.10	$13.83	$14.65	$13.06	N/A	N/A	N/A	N/A	N/A
End of period	$16.66	$16.66	$15.10	$13.83	$14.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,179	54,818	29,188	28,637	10,817	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.63	$15.36	$14.12	$15.09	$13.38	N/A	N/A	N/A	N/A	N/A
End of period	$16.62	$16.63	$15.36	$14.12	$15.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,012	91,333	97,686	92,667	39,523	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.99	$15.82	$14.53	$15.66	$13.78	N/A	N/A	N/A	N/A	N/A
End of period	$16.95	$16.99	$15.82	$14.53	$15.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,360	26,371	35,176	42,589	27,095	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.38	$11.06	$9.94	$10.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.22	$14.38	$11.06	$9.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,746	20,493	23,935	27,726	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.44	$10.96	$10.56	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.36	$10.44	$10.96	$10.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,292	9,705	15,988	28,032	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.64	$10.07	$8.70	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.62	$12.64	$10.07	$8.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,360	10,237	7,773	8,199	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,456	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.80	$11.35	$9.89	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.00	$14.80	$11.35	$9.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,756	45,245	38,738	44,088	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.32	$10.37	$9.00	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	$12.32	$10.37	$9.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,165	17,247	20,311	19,965	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.82	$10.86	$9.43	$11.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.64	$11.82	$10.86	$9.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,996	26,418	14,287	18,954	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	$13.65	N/A	N/A	N/A
End of period	$9.00	$10.70	$9.95	$10.07	$11.07	$9.61	$6.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,424	52,698	76,288	79,427	71,415	44,324	15,708	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.73	$10.46	$9.73	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.72	$11.73	$10.46	$9.73	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,304	43,306	46,460	13,354	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23	$25.56	N/A
End of period	$37.45	$35.05	$25.70	$23.69	$23.96	$21.67	$16.38	$28.24	$26.23	N/A
Accumulation units outstanding at the end of period	5,376	16,948	17,782	17,831	20,401	10,474	796	352	333	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.59	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.37	$14.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,478	6,396	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69	$10.76	N/A
End of period	$12.99	$13.16	$11.61	$10.47	$11.20	$10.47	$8.72	$12.39	$11.69	N/A
Accumulation units outstanding at the end of period	15,785	16,673	17,600	18,659	9,566	14,056	14,116	1,091	425	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59	$22.12	N/A
End of period	$31.92	$31.78	$26.28	$22.89	$24.43	$22.28	$16.43	$29.11	$24.59	N/A
Accumulation units outstanding at the end of period	610	810	1,272	1,283	1,170	1,084	261	111	107	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44	$16.73	N/A
End of period	$24.33	$22.58	$17.02	$15.26	$15.69	$14.29	$10.88	$18.20	$18.44	N/A
Accumulation units outstanding at the end of period	11,056	6,161	5,691	3,504	931	592	245	245	245	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26	$18.89	N/A
End of period	$36.25	$35.94	$28.08	$25.14	$26.23	$19.70	$14.82	$24.48	$22.26	N/A
Accumulation units outstanding at the end of period	7,820	10,924	7,349	14,288	9,551	3,020	1,600	1,739	113	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$8.01	$8.69	$7.22	$9.34	$7.97	$4.79	N/A	N/A	N/A	N/A
End of period	$8.30	$8.01	$8.69	$7.22	$9.34	$7.97	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,684	8,441	10,302	11,767	8,793	8,135	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.98	$7.29	$6.02	$8.50	$7.41	$4.14	N/A	N/A	N/A	N/A
End of period	$7.63	$6.98	$7.29	$6.02	$8.50	$7.41	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,383	31,665	28,704	30,019	47,183	14,996	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	$9.91	N/A	N/A	N/A
End of period	$11.59	$11.50	$9.45	$8.31	$8.59	$7.93	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,680	58,359	72,521	72,219	156,728	156,980	127,361	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	$9.88	N/A	N/A	N/A
End of period	$10.50	$10.96	$8.57	$7.15	$7.76	$7.39	$5.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,632	7,382	6,683	9,146	10,404	5,288	3,389	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.81	$11.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.53	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,017	16,818	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	$10.84	N/A	N/A
End of period	$13.50	$13.34	$11.91	$10.82	$10.76	$9.74	$7.47	$10.83	N/A	N/A
Accumulation units outstanding at the end of period	65,197	75,152	75,903	85,335	63,463	55,950	32,413	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.76	$8.28	$6.63	$7.89	$6.67	$4.46	N/A	N/A	N/A	N/A
End of period	$9.56	$10.76	$8.28	$6.63	$7.89	$6.67	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,283	40,182	37,550	38,271	33,583	17,194	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	$9.84	N/A	N/A	N/A
End of period	$11.75	$11.16	$8.86	$7.95	$8.15	$7.46	$6.00	N/A	N/A	N/A
Accumulation units outstanding at the end of period	75,458	88,499	98,193	67,691	54,879	16,383	5,187	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58	$10.89	N/A
End of period	$17.70	$18.01	$13.66	$11.84	$12.40	$9.96	$7.60	$11.58	$12.58	N/A
Accumulation units outstanding at the end of period	14,457	12,352	10,094	9,502	8,117	3,707	2,515	2,815	751	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36	$17.88	N/A
End of period	$23.48	$22.70	$23.39	$22.12	$21.21	$20.09	$17.94	$19.28	$18.36	N/A
Accumulation units outstanding at the end of period	17,726	16,290	18,626	14,525	11,810	11,530	5,131	5,721	14,905	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.19	$14.58	$12.38	$13.24	$11.62	N/A	N/A	N/A	N/A	N/A
End of period	$12.30	$13.19	$14.58	$12.38	$13.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,839	19,904	27,058	30,430	36,877	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77	$11.25	N/A
End of period	$19.70	$17.74	$13.62	$11.77	$12.83	$10.51	$8.08	$12.88	$12.77	N/A
Accumulation units outstanding at the end of period	39,677	37,409	29,849	32,898	28,761	19,028	4,938	4,079	2,046	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.53	$8.76	$7.46	$8.51	$7.98	$6.51	N/A	N/A	N/A	N/A
End of period	$12.89	$11.53	$8.76	$7.46	$8.51	$7.98	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,505	22,119	25,630	31,780	30,363	8,162	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46	$11.55	N/A
End of period	$16.02	$14.19	$14.08	$11.18	$12.16	$10.58	$8.13	$12.89	$15.46	N/A
Accumulation units outstanding at the end of period	27,594	23,101	28,415	35,587	29,878	12,220	6,995	6,356	3,208	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78	$13.95	N/A
End of period	$18.49	$18.80	$16.10	$14.18	$15.52	$14.08	$10.48	$18.08	$16.78	N/A
Accumulation units outstanding at the end of period	31,321	13,905	17,285	20,403	12,940	5,211	801	1,644	1,652	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26	$11.58	N/A
End of period	$17.60	$16.56	$12.09	$10.95	$11.96	$10.38	$8.52	$13.92	$12.26	N/A
Accumulation units outstanding at the end of period	18,620	15,656	19,089	19,069	22,890	4,763	2,150	1,442	221	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00	$17.79	N/A
End of period	$25.51	$23.80	$18.53	$17.53	$18.94	$15.68	$11.44	$19.11	$20.00	N/A
Accumulation units outstanding at the end of period	7,070	5,020	5,526	7,067	5,668	3,578	2,772	2,691	2,408	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03	$12.49	N/A
End of period	$24.10	$22.75	$16.60	$14.37	$14.85	$11.99	$9.07	$15.33	$14.03	N/A
Accumulation units outstanding at the end of period	17,331	3,351	5,065	6,776	4,815	3,648	1,239	2,195	1,047	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.14	$11.66	$10.13	$11.16	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.31	$14.14	$11.66	$10.13	$11.16	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	192,052	207,727	184,567	191,605	101,343	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24	$11.77	N/A
End of period	$12.64	$14.40	$12.08	$10.51	$12.29	$11.64	$9.12	$16.74	$15.24	N/A
Accumulation units outstanding at the end of period	6,193	17,814	19,019	17,725	16,195	6,498	4,873	3,917	6,506	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93	$20.86	N/A
End of period	$36.64	$33.59	$24.10	$21.13	$22.89	$18.57	$13.24	$24.29	$22.93	N/A
Accumulation units outstanding at the end of period	5,438	6,115	5,538	6,224	3,071	1,896	530	647	80	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11	$14.91	N/A
End of period	$18.95	$18.33	$19.36	$19.04	$17.67	$16.77	$16.49	$15.77	$15.11	N/A
Accumulation units outstanding at the end of period	35,262	30,957	52,224	56,198	30,570	25,223	2,978	3,087	8,703	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	$10.85	N/A	N/A
End of period	$12.10	$13.02	$13.42	$11.19	$13.86	$11.59	$6.88	$14.03	N/A	N/A
Accumulation units outstanding at the end of period	24,241	32,713	49,389	58,818	52,759	26,500	4,289	1,100	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.25	$16.57	$14.35	$13.43	$11.14	$7.43	$11.68	$12.26	$11.13	N/A
End of period	$22.29	$22.25	$16.57	$14.35	$13.43	$11.14	$7.43	$11.68	$12.26	N/A
Accumulation units outstanding at the end of period	26,808	19,351	19,711	28,572	13,500	8,051	9,005	13,545	13,315	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13	$10.94	N/A
End of period	$13.47	$13.00	$13.62	$13.40	$12.74	$12.27	$11.82	$11.62	$11.13	N/A
Accumulation units outstanding at the end of period	17,410	16,835	16,424	19,172	15,142	15,773	15,567	14,805	3,112	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88	$4.40	N/A
End of period	$7.28	$7.03	$5.92	$5.01	$5.28	$4.39	$3.56	$6.01	$5.88	N/A
Accumulation units outstanding at the end of period	2,186	3,693	4,158	1,236	6,870	1,505	478	327	186	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32	$10.17	N/A
End of period	$20.68	$19.02	$13.74	$11.34	$10.85	$9.01	$6.90	$10.23	$11.32	N/A
Accumulation units outstanding at the end of period	7,073	3,960	3,175	2,300	1,884	2,224	1,253	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03	$8.67	N/A
End of period	$14.03	$13.02	$10.17	$9.32	$8.05	$6.58	$5.79	$10.93	$11.03	N/A
Accumulation units outstanding at the end of period	10,185	11,615	14,125	5,991	6,905	8,167	9,101	12,751	21,819	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.78	$10.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.42	$13.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,535	2,365	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.79	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$9.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,307	4,942	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.79	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.02	$14.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,567	1,319	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34	$12.31	N/A
End of period	$11.20	$10.10	$7.72	$6.24	$7.30	$6.55	$5.63	$11.63	$14.34	N/A
Accumulation units outstanding at the end of period	13,997	18,045	7,089	9,807	13,382	5,742	4,536	981	1,054	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09	$12.43	N/A
End of period	$17.87	$16.43	$14.78	$12.26	$13.62	$12.10	$9.41	$18.63	$17.09	N/A
Accumulation units outstanding at the end of period	14,726	15,824	21,141	22,103	30,059	23,157	22,475	20,262	23,194	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.62	$9.94	$10.32	$10.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.31	$9.62	$9.94	$10.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,369	4,236	3,876	3,792	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58	$11.10	N/A
End of period	$23.92	$19.48	$14.09	$12.12	$11.14	$10.93	$9.21	$12.22	$11.58	N/A
Accumulation units outstanding at the end of period	23,292	25,285	19,969	10,677	13,548	8,704	7,236	5,122	5,195	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.36	$10.18	$9.11	$9.48	$8.34	$6.79	N/A	N/A	N/A	N/A
End of period	$12.77	$12.36	$10.18	$9.11	$9.48	$8.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,176	13,905	14,511	14,703	10,623	9,784	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36	$14.90	N/A
End of period	$16.20	$17.58	$14.76	$12.74	$14.80	$14.12	$11.13	$19.88	$18.36	N/A
Accumulation units outstanding at the end of period	13,118	26,826	23,890	24,343	21,671	20,774	8,799	8,781	5,359	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79	$11.83	N/A
End of period	$17.01	$15.58	$12.05	$10.41	$10.83	$9.43	$7.74	$13.73	$13.79	N/A
Accumulation units outstanding at the end of period	50,405	51,745	61,499	72,891	89,413	118,702	134,873	192,671	149,111	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.24	$9.43	$8.41	$9.51	$8.52	$6.31	$11.92	$10.70	N/A	N/A
End of period	$12.85	$12.24	$9.43	$8.41	$9.51	$8.52	$6.31	$11.92	N/A	N/A
Accumulation units outstanding at the end of period	8,256	3,923	3,977	4,674	4,967	5,039	6,301	1,023	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80	$10.51	N/A
End of period	$20.71	$17.82	$12.87	$10.96	$10.96	$9.53	$7.24	$12.62	$10.80	N/A
Accumulation units outstanding at the end of period	24,546	8,142	8,009	6,311	7,569	6,660	3,443	2,808	20,837	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00	$22.78	N/A
End of period	$33.76	$38.39	$31.21	$30.49	$30.08	$25.74	$21.85	$35.84	$27.00	N/A
Accumulation units outstanding at the end of period	22,327	25,804	23,647	21,978	27,636	15,223	6,999	8,018	2,877	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.08	$13.65	$12.42	$12.90	$11.64	N/A	N/A	N/A	N/A	N/A
End of period	$15.28	$15.08	$13.65	$12.42	$12.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,936	1,047	791	887	1,846	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	$10.17	N/A	N/A
End of period	$15.14	$14.67	$10.64	$9.73	$9.45	$8.26	$7.08	$10.73	N/A	N/A
Accumulation units outstanding at the end of period	6,428	7,025	2,761	4,312	-	-	1,143	2,890	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99	$13.93	N/A
End of period	$25.00	$23.32	$17.87	$15.54	$16.18	$13.11	$9.68	$15.80	$14.99	N/A
Accumulation units outstanding at the end of period	14,424	18,519	13,756	18,112	15,122	11,708	10,781	9,875	5,489	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98	$10.61	N/A
End of period	$16.90	$15.24	$11.80	$10.42	$10.47	$9.32	$7.54	$12.33	$11.98	N/A
Accumulation units outstanding at the end of period	257,698	261,485	43,660	40,584	53,877	34,402	21,921	20,813	10,242	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.41	$11.47	$10.27	$11.34	$9.57	$6.04	$8.82	N/A	N/A	N/A
End of period	$15.64	$15.41	$11.47	$10.27	$11.34	$9.57	$6.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,363	2,458	18,892	4,350	8,145	4,651	4,467	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31	$13.28	N/A
End of period	$21.65	$21.09	$15.52	$13.65	$14.55	$11.74	$9.39	$14.71	$15.31	N/A
Accumulation units outstanding at the end of period	17,042	26,776	23,190	22,326	21,023	20,743	11,111	10,121	4,582	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02	$5.61	N/A
End of period	$10.39	$8.78	$7.09	$6.50	$6.65	$6.04	$3.76	$6.77	$6.02	N/A
Accumulation units outstanding at the end of period	26,547	18,184	20,594	19,163	27,382	14,031	4,450	3,640	2,404	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.17	$9.95	$9.29	$12.30	$10.24	$9.10	$17.64	$15.05	$15.55	N/A
End of period	$13.92	$13.17	$9.95	$9.29	$12.30	$10.24	$9.10	$17.64	$15.05	N/A
Accumulation units outstanding at the end of period	8,217	9,575	11,126	7,105	8,888	15,680	17,087	15,560	29,158	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,343	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26	$12.42	N/A
End of period	$17.63	$17.63	$14.23	$12.04	$13.36	$11.80	$8.63	$14.87	$14.26	N/A
Accumulation units outstanding at the end of period	28,870	33,268	19,259	19,911	17,115	9,141	2,570	4,536	2,716	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	$10.89	N/A	N/A	N/A
End of period	$13.18	$13.01	$14.59	$13.71	$12.51	$11.83	$10.29	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,779	71,890	106,062	71,507	53,430	43,922	27,558	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76	$13.55	N/A
End of period	$18.40	$18.04	$18.77	$17.70	$17.21	$16.30	$14.39	$14.61	$13.76	N/A
Accumulation units outstanding at the end of period	81,760	149,531	140,268	122,559	68,459	41,811	7,989	9,881	17,005	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.70	$10.45	$9.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$10.70	$10.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	44,142	53,538	17,107	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68	$12.62	N/A
End of period	$18.02	$18.34	$17.28	$15.08	$14.69	$12.95	$9.02	$13.27	$13.68	N/A
Accumulation units outstanding at the end of period	26,255	37,450	46,954	42,805	32,036	25,359	13,328	12,476	8,053	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.84	$10.72	$9.39	$10.33	$8.13	N/A	N/A	N/A	N/A	N/A
End of period	$16.08	$14.84	$10.72	$9.39	$10.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,796	2,679	2,754	3,035	5,076	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.65	$10.87	$9.25	$10.25	$8.18	$6.23	N/A	N/A	N/A	N/A
End of period	$15.21	$14.65	$10.87	$9.25	$10.25	$8.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,417	7,669	2,759	2,842	7,058	2,513	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57	$19.45	N/A
End of period	$27.09	$24.55	$17.84	$15.72	$16.91	$14.67	$10.34	$19.97	$21.57	N/A
Accumulation units outstanding at the end of period	553	556	816	819	822	825	-	222	222	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.44	$10.39	$8.13	$10.10	$8.15	$5.92	N/A	N/A	N/A	N/A
End of period	$14.26	$14.44	$10.39	$8.13	$10.10	$8.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,965	27,055	37,838	51,027	32,345	18,785	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.26	$12.25	$10.74	$10.34	$9.26	$6.65	N/A	N/A	N/A	N/A
End of period	$19.37	$17.26	$12.25	$10.74	$10.34	$9.26	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	43,513	36,566	32,419	33,289	26,615	22,996	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.68	$13.32	$11.64	$10.74	$9.71	$6.87	N/A	N/A	N/A	N/A
End of period	$20.18	$18.68	$13.32	$11.64	$10.74	$9.71	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,455	11,495	4,637	2,248	5,454	6,054	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.62	$12.17	$11.00	$9.97	$8.59	$7.09	N/A	N/A	N/A	N/A
End of period	$17.43	$15.62	$12.17	$11.00	$9.97	$8.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,978	63,647	39,220	15,425	9,242	7,633	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.56	$12.62	$11.27	$10.78	$9.61	$6.24	N/A	N/A	N/A	N/A
End of period	$21.50	$18.56	$12.62	$11.27	$10.78	$9.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,839	9,543	7,268	10,211	6,915	6,633	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80	$13.05	N/A
End of period	$19.15	$18.31	$14.84	$13.06	$13.98	$12.17	$9.46	$15.85	$14.80	N/A
Accumulation units outstanding at the end of period	17,831	17,772	18,059	18,334	16,118	1,948	1,840	3,178	4,441	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10	$10.49	N/A
End of period	$13.04	$12.88	$12.56	$11.77	$11.63	$10.91	$9.79	$11.57	$11.10	N/A
Accumulation units outstanding at the end of period	87,190	92,615	98,263	98,604	28,860	26,807	11,064	11,187	9,557	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74	$13.16	N/A
End of period	$19.14	$18.46	$15.35	$13.57	$14.27	$12.53	$9.97	$15.72	$14.74	N/A
Accumulation units outstanding at the end of period	83,789	115,148	105,669	106,431	93,624	90,344	36,953	41,165	31,272	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71	$10.81	N/A
End of period	$14.47	$14.18	$13.09	$12.03	$12.16	$11.13	$9.56	$12.37	$11.71	N/A
Accumulation units outstanding at the end of period	29,547	28,230	37,718	52,171	66,597	41,588	23,688	13,774	14,220	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01	$12.73	N/A
End of period	$18.00	$17.56	$15.45	$13.84	$14.29	$12.87	$10.62	$14.93	$14.01	N/A
Accumulation units outstanding at the end of period	191,284	202,644	201,193	192,740	151,733	44,456	40,355	40,174	26,782	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.88	$10.67	$8.92	$9.61	$8.90	$6.35	N/A	N/A	N/A	N/A
End of period	$18.05	$15.88	$10.67	$8.92	$9.61	$8.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,996	1,472	1,537	1,059	2,556	2,668	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54	$25.58	N/A
End of period	$45.76	$42.90	$31.53	$27.04	$27.89	$24.34	$17.29	$30.83	$28.54	N/A
Accumulation units outstanding at the end of period	9,739	9,858	15,238	13,987	11,612	8,680	4,742	3,814	2,621	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43	$35.72	N/A
End of period	$72.38	$65.38	$48.82	$43.81	$45.30	$36.11	$25.06	$43.04	$37.43	N/A
Accumulation units outstanding at the end of period	15,495	14,002	14,585	16,848	13,518	7,651	2,815	2,180	2,682	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	$10.18	N/A	N/A
End of period	$9.97	$10.12	$10.30	$10.25	$10.30	$10.20	$9.66	$10.47	N/A	N/A
Accumulation units outstanding at the end of period	74,983	95,573	132,837	131,813	35,003	25,478	25,030	26,939	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84	$13.45	N/A
End of period	$23.55	$21.20	$15.75	$13.45	$14.00	$12.31	$9.16	$15.67	$15.84	N/A
Accumulation units outstanding at the end of period	21,998	31,473	28,225	28,786	23,195	7,505	7,215	8,977	435	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29	$22.68	N/A
End of period	$36.60	$33.95	$29.00	$26.84	$26.49	$24.36	$20.74	$26.67	$25.29	N/A
Accumulation units outstanding at the end of period	19,033	21,370	26,479	25,832	21,255	11,836	12,651	11,412	1,360	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03	$11.73	N/A
End of period	$11.08	$11.29	$11.51	$11.73	$11.95	$12.18	$12.40	$12.36	$12.03	N/A
Accumulation units outstanding at the end of period	23,312	27,765	44,773	38,258	45,488	55,232	49,468	43,685	18,228	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48	$17.26	N/A
End of period	$29.63	$27.12	$21.09	$18.48	$19.23	$17.24	$14.17	$21.66	$20.48	N/A
Accumulation units outstanding at the end of period	5,812	6,259	4,466	11,071	8,565	3,591	2,977	2,554	1,393	N/A

Accumulation Unit Values
Contract with Endorsements - 1.95%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.59	$15.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.57	$16.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	157	158	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,362	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.80	$10.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.62	$11.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	233	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.66	$9.92	$10.04	$11.05	$9.60	$6.53	$13.64	N/A	N/A	N/A
End of period	$8.96	$10.66	$9.92	$10.04	$11.05	$9.60	$6.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	802	718	732	1,351	-	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12	$25.42	N/A
End of period	$37.14	$34.78	$25.52	$23.52	$23.81	$21.55	$16.30	$28.11	$26.12	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66	$10.73	N/A
End of period	$12.89	$13.08	$11.54	$10.41	$11.14	$10.42	$8.68	$12.34	$11.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,829	3,224	1,077	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45	$22.00	N/A
End of period	$31.60	$31.49	$26.05	$22.70	$24.24	$22.12	$16.31	$28.92	$24.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34	$16.65	N/A
End of period	$24.11	$22.38	$16.89	$15.15	$15.57	$14.20	$10.82	$18.09	$18.34	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14	$18.80	N/A
End of period	$35.92	$35.63	$27.85	$24.95	$26.04	$19.57	$14.73	$24.34	$22.14	N/A
Accumulation units outstanding at the end of period	-	402	485	490	509	1,302	172	3,455	4,917	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.98	$8.66	$7.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.27	$7.98	$8.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	458	207	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.96	$7.27	$6.00	$8.49	$7.40	N/A	N/A	N/A	N/A	N/A
End of period	$7.61	$6.96	$7.27	$6.00	$8.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,148	1,196	1,879	1,988	1,554	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.46	$9.43	$8.29	$8.57	$7.92	$6.20	N/A	N/A	N/A	N/A
End of period	$11.54	$11.46	$9.43	$8.29	$8.57	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	370	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	$10.84	N/A	N/A
End of period	$13.44	$13.28	$11.87	$10.79	$10.73	$9.72	$7.46	$10.82	N/A	N/A
Accumulation units outstanding at the end of period	4,114	-	-	-	-	1,127	-	-	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.73	$8.26	$6.62	$7.88	$6.67	N/A	N/A	N/A	N/A	N/A
End of period	$9.53	$10.73	$8.26	$6.62	$7.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57	$10.89	N/A
End of period	$17.61	$17.93	$13.61	$11.80	$12.36	$9.94	$7.59	$11.57	$12.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26	$17.78	N/A
End of period	$23.25	$22.49	$23.18	$21.94	$21.05	$19.94	$17.81	$19.16	$18.26	N/A
Accumulation units outstanding at the end of period	-	-	-	757	316	1,107	1,479	787	715	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.15	$14.55	$12.36	$13.22	$11.62	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$13.15	$14.55	$12.36	$13.22	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	889	547	581	598	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76	$11.24	N/A
End of period	$19.60	$17.67	$13.57	$11.73	$12.79	$10.49	$8.06	$12.86	$12.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	758	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55	N/A
End of period	$15.94	$14.13	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	N/A
Accumulation units outstanding at the end of period	1,336	1,165	1,179	1,266	661	855	423	-	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.62	$15.96	$14.06	$15.40	$13.98	$10.40	$17.96	$16.69	$13.88	N/A
End of period	$18.30	$18.62	$15.96	$14.06	$15.40	$13.98	$10.40	$17.96	$16.69	N/A
Accumulation units outstanding at the end of period	212	1,221	1,310	1,342	855	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22	$11.56	N/A
End of period	$17.48	$16.45	$12.02	$10.90	$11.90	$10.34	$8.48	$13.88	$12.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90	$17.71	N/A
End of period	$25.28	$23.60	$18.38	$17.40	$18.81	$15.58	$11.38	$19.01	$19.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.61	$16.50	$14.30	$14.78	$11.94	$9.03	$15.29	$14.00	$12.47	N/A
End of period	$23.94	$22.61	$16.50	$14.30	$14.78	$11.94	$9.03	$15.29	$14.00	N/A
Accumulation units outstanding at the end of period	212	453	474	474	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.11	$11.64	$10.12	$11.15	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	$14.11	$11.64	$10.12	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	281	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.28	$11.99	$10.44	$12.21	$11.57	$9.07	$16.66	$15.17	$11.72	N/A
End of period	$12.53	$14.28	$11.99	$10.44	$12.21	$11.57	$9.07	$16.66	$15.17	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	461	462	8,819	13,788	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.27	$23.89	$20.96	$22.71	$18.44	$13.15	$24.13	$22.80	$20.74	N/A
End of period	$36.29	$33.27	$23.89	$20.96	$22.71	$18.44	$13.15	$24.13	$22.80	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02	$14.83	N/A
End of period	$18.77	$18.16	$19.19	$18.88	$17.53	$16.65	$16.37	$15.67	$15.02	N/A
Accumulation units outstanding at the end of period	-	-	-	889	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	$10.85	N/A	N/A
End of period	$12.05	$12.97	$13.37	$11.16	$13.83	$11.57	$6.87	$14.02	N/A	N/A
Accumulation units outstanding at the end of period	-	811	609	648	577	1,069	-	-	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.09	$16.46	$14.26	$13.36	$11.09	$7.39	$11.64	$12.21	$11.09	N/A
End of period	$22.12	$22.09	$16.46	$14.26	$13.36	$11.09	$7.39	$11.64	$12.21	N/A
Accumulation units outstanding at the end of period	34	36	187	43	1,443	3,575	1,636	1,636	1,636	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10	$10.92	N/A
End of period	$13.38	$12.92	$13.55	$13.33	$12.69	$12.22	$11.78	$11.59	$11.10	N/A
Accumulation units outstanding at the end of period	2,596	3,472	3,203	3,092	2,539	2,473	2,229	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86	$4.39	N/A
End of period	$7.22	$6.98	$5.88	$4.98	$5.25	$4.37	$3.55	$5.99	$5.86	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28	$10.14	N/A
End of period	$20.53	$18.89	$13.65	$11.27	$10.79	$8.96	$6.86	$10.19	$11.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.93	$10.10	$9.26	$8.00	$6.54	$5.76	$10.88	$10.98	$8.64	N/A
End of period	$13.92	$12.93	$10.10	$9.26	$8.00	$6.54	$5.76	$10.88	$10.98	N/A
Accumulation units outstanding at the end of period	1,294	60	357	66	1,885	2,349	3,964	2,118	2,118	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29	$12.28	N/A
End of period	$11.12	$10.03	$7.67	$6.20	$7.26	$6.52	$5.60	$11.58	$14.29	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,927	3,471	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.31	$14.68	$12.18	$13.54	$12.04	$9.37	$18.55	$17.02	$12.39	N/A
End of period	$17.74	$16.31	$14.68	$12.18	$13.54	$12.04	$9.37	$18.55	$17.02	N/A
Accumulation units outstanding at the end of period	46	45	44	49	1,841	2,488	3,419	1,713	1,740	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53	$11.07	N/A
End of period	$23.74	$19.34	$14.00	$12.04	$11.07	$10.87	$9.16	$12.17	$11.53	N/A
Accumulation units outstanding at the end of period	953	231	286	329	980	1,230	377	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31	$14.87	N/A
End of period	$16.09	$17.48	$14.67	$12.68	$14.74	$14.07	$11.10	$19.82	$18.31	N/A
Accumulation units outstanding at the end of period	721	1,169	1,218	1,276	705	547	609	8,049	12,194	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78	$11.82	N/A
End of period	$16.93	$15.50	$12.01	$10.37	$10.80	$9.40	$7.72	$13.70	$13.78	N/A
Accumulation units outstanding at the end of period	16,964	16,995	5,548	5,630	7,146	1,490	1,492	14,850	14,851	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.19	$9.40	$8.39	$9.48	$8.51	$6.30	$11.91	$10.69	N/A	N/A
End of period	$12.79	$12.19	$9.40	$8.39	$9.48	$8.51	$6.30	$11.91	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79	$10.50	N/A
End of period	$20.60	$17.74	$12.82	$10.93	$10.92	$9.50	$7.23	$12.60	$10.79	N/A
Accumulation units outstanding at the end of period	1,934	-	263	-	-	-	-	-	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90	$22.71	N/A
End of period	$33.50	$38.11	$31.00	$30.30	$29.91	$25.61	$21.75	$35.69	$26.90	N/A
Accumulation units outstanding at the end of period	1,585	4,582	4,592	4,592	6,239	8,076	7,355	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.62	$10.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.08	$14.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39	42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95	$13.90	N/A
End of period	$24.83	$23.18	$17.78	$15.46	$16.11	$13.05	$9.64	$15.75	$14.95	N/A
Accumulation units outstanding at the end of period	430	972	1,053	1,111	584	819	958	-	-	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95	$10.59	N/A
End of period	$16.80	$15.15	$11.73	$10.37	$10.42	$9.29	$7.52	$12.29	$11.95	N/A
Accumulation units outstanding at the end of period	3,033	4,230	2,463	2,567	1,085	825	896	-	-	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.35	$11.44	$10.24	$11.32	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$15.58	$15.35	$11.44	$10.24	$11.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	919	1,180	1,238	1,178	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28	$13.26	N/A
End of period	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.66	$15.28	N/A
Accumulation units outstanding at the end of period	523	1,056	1,151	1,208	654	672	766	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00	$5.60	N/A
End of period	$10.31	$8.72	$7.05	$6.46	$6.61	$6.01	$3.74	$6.74	$6.00	N/A
Accumulation units outstanding at the end of period	1,181	-	-	-	-	836	-	-	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.11	$9.91	$9.26	$12.26	$10.21	$9.08	$17.61	$15.03	$15.54	N/A
End of period	$13.85	$13.11	$9.91	$9.26	$12.26	$10.21	$9.08	$17.61	$15.03	N/A
Accumulation units outstanding at the end of period	4,042	4,051	4,052	4,061	5,180	1,626	395	-	-	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22	$12.39	N/A
End of period	$17.51	$17.52	$14.15	$11.97	$13.30	$11.75	$8.60	$14.82	$14.22	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.96	$14.54	$13.68	$12.48	$11.82	N/A	N/A	N/A	N/A	N/A
End of period	$13.13	$12.96	$14.54	$13.68	$12.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	417	759	524	630	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70	$13.50	N/A
End of period	$18.25	$17.90	$18.64	$17.58	$17.10	$16.21	$14.32	$14.54	$13.70	N/A
Accumulation units outstanding at the end of period	197	725	995	2,722	1,232	1,757	278	49,395	11,076	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.68	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	232	1,766	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62	$12.57	N/A
End of period	$17.87	$18.20	$17.15	$14.98	$14.59	$12.87	$8.97	$13.21	$13.62	N/A
Accumulation units outstanding at the end of period	667	1,526	894	743	817	1,267	401	-	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45	$19.35	N/A
End of period	$26.83	$24.32	$17.68	$15.59	$16.78	$14.57	$10.27	$19.85	$21.45	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.40	$10.37	$8.12	$10.09	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.21	$14.40	$10.37	$8.12	$10.09	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	348	1,060	1,052	899	787	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.57	$12.14	$10.98	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.36	$15.57	$12.14	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,415	3,613	4,525	4,516	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	632	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73	$13.00	N/A
End of period	$18.99	$18.17	$14.73	$12.97	$13.89	$12.09	$9.41	$15.77	$14.73	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08	$10.48	N/A
End of period	$12.97	$12.83	$12.51	$11.73	$11.60	$10.88	$9.77	$11.55	$11.08	N/A
Accumulation units outstanding at the end of period	196	197	-	-	11,990	12,502	13,076	20,275	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.32	$15.24	$13.47	$14.18	$12.45	$9.92	$15.64	$14.68	$13.11	N/A
End of period	$18.98	$18.32	$15.24	$13.47	$14.18	$12.45	$9.92	$15.64	$14.68	N/A
Accumulation units outstanding at the end of period	2,730	6,992	7,569	7,724	8,261	3,443	-	975	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69	$10.80	N/A
End of period	$14.39	$14.12	$13.04	$11.98	$12.12	$11.10	$9.54	$12.35	$11.69	N/A
Accumulation units outstanding at the end of period	613	622	626	646	667	687	1,423	-	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95	$12.68	N/A
End of period	$17.85	$17.42	$15.33	$13.75	$14.20	$12.79	$10.56	$14.86	$13.95	N/A
Accumulation units outstanding at the end of period	-	-	619	8,976	8,354	-	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	620	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37	$25.45	N/A
End of period	$45.31	$42.50	$31.25	$26.82	$27.67	$24.17	$17.17	$30.64	$28.37	N/A
Accumulation units outstanding at the end of period	117	249	261	261	-	1,173	134	11,309	17,859	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19	$35.51	N/A
End of period	$71.64	$64.75	$48.37	$43.42	$44.93	$35.83	$24.88	$42.75	$37.19	N/A
Accumulation units outstanding at the end of period	448	374	481	444	611	1,055	258	1,241	1,808	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	$10.18	N/A	N/A
End of period	$9.93	$10.08	$10.27	$10.22	$10.28	$10.18	$9.65	$10.46	N/A	N/A
Accumulation units outstanding at the end of period	241	242	-	-	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78	$13.41	N/A
End of period	$23.37	$21.04	$15.65	$13.37	$13.92	$12.25	$9.11	$15.61	$15.78	N/A
Accumulation units outstanding at the end of period	1,256	1,343	-	-	-	6,062	-	-	-	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14	$22.55	N/A
End of period	$36.24	$33.63	$28.74	$26.62	$26.28	$24.18	$20.60	$26.50	$25.14	N/A
Accumulation units outstanding at the end of period	1,749	272	284	284	-	-	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.20	$11.42	$11.65	$11.88	$12.11	$12.33	$12.31	$11.98	$11.69	N/A
End of period	$10.99	$11.20	$11.42	$11.65	$11.88	$12.11	$12.33	$12.31	$11.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,566	-	-	2,386	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.97	$20.99	$18.39	$19.15	$17.17	$14.12	$21.61	$20.43	$17.23	N/A
End of period	$29.45	$26.97	$20.99	$18.39	$19.15	$17.17	$14.12	$21.61	$20.43	N/A
Accumulation units outstanding at the end of period	175	374	392	392	-	-	257	11,043	15,711	N/A

Accumulation Unit Values
Contract with Endorsements - 1.955%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$11.00	$9.04	$8.05	$8.47	$7.66	$6.23	$10.45	N/A	N/A	N/A
End of period	$11.32	$11.00	$9.04	$8.05	$8.47	$7.66	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,661	2,667	2,666	2,482	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.08	$10.52	$9.47	$9.58	$8.80	$7.56	$10.50	N/A	N/A	N/A
End of period	$12.48	$12.08	$10.52	$9.47	$9.58	$8.80	$7.56	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,107	1,114	1,133	1,143	1,543	-	-	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.74	$9.75	$8.71	$8.96	$8.07	$6.70	$10.47	N/A	N/A	N/A
End of period	$12.10	$11.74	$9.75	$8.71	$8.96	$8.07	$6.70	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	103	109	10,586	10,580	10,583	10,336	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.62	$15.07	$13.81	$14.64	$13.05	N/A	N/A	N/A	N/A	N/A
End of period	$16.61	$16.62	$15.07	$13.81	$14.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.59	$15.33	$14.10	$15.07	$13.38	N/A	N/A	N/A	N/A	N/A
End of period	$16.57	$16.59	$15.33	$14.10	$15.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,519	3,633	3,695	4,602	2,058	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.95	$15.79	$14.51	$15.64	$13.77	N/A	N/A	N/A	N/A	N/A
End of period	$16.89	$16.95	$15.79	$14.51	$15.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,087	7,743	7,833	7,925	7,776	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.77	$11.33	$9.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.96	$14.77	$11.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	151	156	137	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.29	$10.35	$8.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$12.29	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	171	170	146	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.65	$9.92	$10.04	$11.05	$9.59	$6.53	$13.64	N/A	N/A	N/A
End of period	$8.96	$10.65	$9.92	$10.04	$11.05	$9.59	$6.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	215	331	4,844	7,088	538	409	1,445	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,588	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.69	$25.45	$23.47	$23.75	$21.50	N/A	N/A	N/A	N/A	N/A
End of period	$37.04	$34.69	$25.45	$23.47	$23.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	109	180	177	160	97	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	428	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.06	$11.53	$10.40	$11.13	$10.42	N/A	N/A	N/A	N/A	N/A
End of period	$12.88	$13.06	$11.53	$10.40	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,919	7,107	6,133	5,087	5,171	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.46	$26.03	$22.68	$24.22	$22.10	$16.30	N/A	N/A	N/A	N/A
End of period	$31.58	$31.46	$26.03	$22.68	$24.22	$22.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	38	41	45	48	49	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.38	$16.89	$15.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.11	$22.38	$16.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34	35	37	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.98	$8.66	$7.21	$9.33	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.27	$7.98	$8.66	$7.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.96	$7.27	$6.00	$8.49	$7.40	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$6.96	$7.27	$6.00	$8.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	649	874	830	785	610	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.46	$9.42	$8.29	$8.57	$7.91	$6.20	$9.90	N/A	N/A	N/A
End of period	$11.53	$11.46	$9.42	$8.29	$8.57	$7.91	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,013	1,211	1,275	2,927	38,294	36,951	39,049	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.92	$8.54	$7.14	$7.75	$7.38	N/A	N/A	N/A	N/A	N/A
End of period	$10.45	$10.92	$8.54	$7.14	$7.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	110	125	140	149	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	720	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	868	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.72	$8.25	$6.62	$7.88	$6.67	N/A	N/A	N/A	N/A	N/A
End of period	$9.52	$10.72	$8.25	$6.62	$7.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	112	129	142	601	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.11	$8.83	$7.92	$8.13	$7.44	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$11.11	$8.83	$7.92	$8.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68	178	193	205	142	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	416	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.47	$23.16	$21.92	$21.03	$19.93	$17.80	$19.14	$18.24	$17.77	N/A
End of period	$23.23	$22.47	$23.16	$21.92	$21.03	$19.93	$17.80	$19.14	$18.24	N/A
Accumulation units outstanding at the end of period	-	-	-	727	2,318	2,398	2,618	3,225	668	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.15	$14.55	$12.36	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.26	$13.15	$14.55	$12.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	510	565	615	1,606	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.67	$13.58	$11.73	$12.80	$10.49	$8.07	$12.86	$12.76	N/A	N/A
End of period	$19.61	$17.67	$13.58	$11.73	$12.80	$10.49	$8.07	$12.86	N/A	N/A
Accumulation units outstanding at the end of period	170	182	-	-	-	1,292	34	168	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.12	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	$11.55	N/A
End of period	$15.93	$14.12	$14.02	$11.14	$12.12	$10.55	$8.12	$12.87	$15.45	N/A
Accumulation units outstanding at the end of period	420	537	535	2,129	2,042	1,739	2,287	2,107	746	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.60	$15.94	$14.05	$15.38	$13.97	$10.40	$17.95	$16.68	$13.87	N/A
End of period	$18.29	$18.60	$15.94	$14.05	$15.38	$13.97	$10.40	$17.95	$16.68	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.11	$11.63	$10.12	$11.15	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	$14.11	$11.63	$10.12	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,570	2,782	1,715	4,264	2,527	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.27	$11.98	$10.43	$12.20	$11.57	$9.06	$16.65	$15.16	N/A	N/A
End of period	$12.52	$14.27	$11.98	$10.43	$12.20	$11.57	$9.06	$16.65	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,019	2,955	1,439	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.24	$23.88	$20.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.27	$33.24	$23.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23	24	27	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.14	$19.17	$18.86	$17.51	$16.64	$16.36	$15.66	$15.01	$14.83	N/A
End of period	$18.75	$18.14	$19.17	$18.86	$17.51	$16.64	$16.36	$15.66	$15.01	N/A
Accumulation units outstanding at the end of period	-	-	-	634	1,363	1,387	1,707	2,519	1,235	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.96	$13.37	$11.15	$13.83	$11.57	$6.87	N/A	N/A	N/A	N/A
End of period	$12.04	$12.96	$13.37	$11.15	$13.83	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	93	80	581	1,728	2,378	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$22.07	$16.45	$14.25	$13.35	$11.08	$7.39	$11.63	$12.21	$11.09	N/A
End of period	$22.10	$22.07	$16.45	$14.25	$13.35	$11.08	$7.39	$11.63	$12.21	N/A
Accumulation units outstanding at the end of period	-	-	-	-	79	2,453	2,834	4,367	4,871	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.91	$13.54	$13.33	$12.68	$12.21	$11.78	$11.58	$11.10	$10.92	N/A
End of period	$13.38	$12.91	$13.54	$13.33	$12.68	$12.21	$11.78	$11.58	$11.10	N/A
Accumulation units outstanding at the end of period	-	-	-	-	691	2,111	3,552	7,411	5,208	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.97	$5.87	$4.98	$5.24	$4.36	$3.54	$5.99	$5.85	N/A	N/A
End of period	$7.21	$6.97	$5.87	$4.98	$5.24	$4.36	$3.54	$5.99	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.88	$13.64	$11.27	$10.78	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.51	$18.88	$13.64	$11.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,348	1,366	1,209	1,024	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.92	$10.09	$9.25	$8.00	$6.54	$5.76	$10.88	$10.98	$8.64	N/A
End of period	$13.91	$12.92	$10.09	$9.25	$8.00	$6.54	$5.76	$10.88	$10.98	N/A
Accumulation units outstanding at the end of period	-	-	-	-	131	3,545	3,533	6,071	6,198	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	302	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.02	$7.66	$6.19	$7.25	$6.51	$5.60	$11.57	$14.28	$12.27	N/A
End of period	$11.11	$10.02	$7.66	$6.19	$7.25	$6.51	$5.60	$11.57	$14.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	404	488	1,530	1,100	271	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.30	$14.67	$12.17	$13.53	$12.03	$9.36	$18.54	$17.02	$12.38	N/A
End of period	$17.72	$16.30	$14.67	$12.17	$13.53	$12.03	$9.36	$18.54	$17.02	N/A
Accumulation units outstanding at the end of period	-	-	-	-	76	2,135	2,911	3,728	4,476	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.59	$9.92	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$9.59	$9.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	53	54	55	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.32	$13.99	$12.03	$11.06	$10.86	$9.16	$12.16	$11.53	$11.06	N/A
End of period	$23.71	$19.32	$13.99	$12.03	$11.06	$10.86	$9.16	$12.16	$11.53	N/A
Accumulation units outstanding at the end of period	1,271	1,289	1,136	954	1,135	775	1,707	936	213	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.32	$10.15	$9.08	$9.46	$8.33	$6.79	N/A	N/A	N/A	N/A
End of period	$12.72	$12.32	$10.15	$9.08	$9.46	$8.33	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	25,658	39,356	-	-	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.47	$14.67	$12.68	$14.74	$14.07	$11.10	$19.83	$18.32	$14.87	N/A
End of period	$16.09	$17.47	$14.67	$12.68	$14.74	$14.07	$11.10	$19.83	$18.32	N/A
Accumulation units outstanding at the end of period	-	-	-	-	191	258	641	837	545	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.50	$12.00	$10.37	$10.79	$9.40	$7.72	$13.70	$13.78	$11.82	N/A
End of period	$16.92	$15.50	$12.00	$10.37	$10.79	$9.40	$7.72	$13.70	$13.78	N/A
Accumulation units outstanding at the end of period	993	1,059	1,121	9,191	34,572	35,104	39,504	24,753	4,705	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.19	$9.40	$8.38	$9.48	$8.51	$6.30	N/A	N/A	N/A	N/A
End of period	$12.79	$12.19	$9.40	$8.38	$9.48	$8.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	15,707	15,924	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.72	$12.81	$10.92	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.58	$17.72	$12.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	89	90	71	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.07	$30.97	$30.27	$29.89	$25.59	$21.73	$35.66	$26.88	$22.69	N/A
End of period	$33.47	$38.07	$30.97	$30.27	$29.89	$25.59	$21.73	$35.66	$26.88	N/A
Accumulation units outstanding at the end of period	591	630	2,085	2,885	587	441	180	783	150	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	363	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.17	$17.77	$15.45	$16.10	$13.05	$9.64	$15.75	$14.95	$13.90	N/A
End of period	$24.82	$23.17	$17.77	$15.45	$16.10	$13.05	$9.64	$15.75	$14.95	N/A
Accumulation units outstanding at the end of period	96	97	87	72	187	288	710	1,168	579	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.14	$11.73	$10.36	$10.42	$9.28	$7.51	$12.29	$11.95	$10.58	N/A
End of period	$16.78	$15.14	$11.73	$10.36	$10.42	$9.28	$7.51	$12.29	$11.95	N/A
Accumulation units outstanding at the end of period	142	147	-	-	282	1,857	2,401	2,613	2,298	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.67	$15.28	$13.26	N/A
End of period	$21.51	$20.96	$15.44	$13.59	$14.48	$11.69	$9.36	$14.67	$15.28	N/A
Accumulation units outstanding at the end of period	-	-	-	-	213	1,125	736	944	653	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.71	$7.04	$6.45	$6.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	$8.71	$7.04	$6.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	540	600	652	652	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.10	$9.91	$9.26	$12.26	$10.21	$9.07	$17.61	$15.03	$15.54	N/A
End of period	$13.84	$13.10	$9.91	$9.26	$12.26	$10.21	$9.07	$17.61	$15.03	N/A
Accumulation units outstanding at the end of period	-	-	-	-	247	1,329	2,687	3,562	2,436	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	266	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.53	$14.16	$11.98	$13.31	$11.76	$8.60	$14.82	$14.21	N/A	N/A
End of period	$17.51	$17.53	$14.16	$11.98	$13.31	$11.76	$8.60	$14.82	N/A	N/A
Accumulation units outstanding at the end of period	124	193	186	170	87	92	31	154	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.95	$14.54	$13.67	$12.48	$11.81	N/A	N/A	N/A	N/A	N/A
End of period	$13.12	$12.95	$14.54	$13.67	$12.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	19,950	25,523	14,338	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.88	$18.62	$17.57	$17.09	$16.20	$14.31	$14.53	$13.69	$13.49	N/A
End of period	$18.23	$17.88	$18.62	$17.57	$17.09	$16.20	$14.31	$14.53	$13.69	N/A
Accumulation units outstanding at the end of period	-	-	472	1,801	4,840	5,193	14,094	10,199	4,968	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.68	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	608	650	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.18	$17.13	$14.96	$14.58	$12.85	$8.96	$13.19	$13.61	$12.55	N/A
End of period	$17.85	$18.18	$17.13	$14.96	$14.58	$12.85	$8.96	$13.19	$13.61	N/A
Accumulation units outstanding at the end of period	-	-	-	1,789	2,007	1,375	2,914	2,885	460	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	505	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.29	$17.67	$15.58	$16.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$26.80	$24.29	$17.67	$15.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,813	1,838	1,596	1,338	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.20	$12.21	$10.72	$10.32	$9.25	$6.65	N/A	N/A	N/A	N/A
End of period	$19.30	$17.20	$12.21	$10.72	$10.32	$9.25	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	136	281	302	298	2,547	3,382	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.15	$14.72	$12.96	$13.88	$12.09	$9.41	$15.76	$14.73	$12.99	N/A
End of period	$18.97	$18.15	$14.72	$12.96	$13.88	$12.09	$9.41	$15.76	$14.73	N/A
Accumulation units outstanding at the end of period	-	-	-	3,014	15,128	15,230	15,245	1,556	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.82	$12.51	$11.73	$11.59	$10.88	N/A	N/A	N/A	N/A	N/A
End of period	$12.96	$12.82	$12.51	$11.73	$11.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,273	48,738	48,387	47,967	38,492	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.30	$15.23	$13.46	$14.17	$12.45	$9.91	$15.63	N/A	N/A	N/A
End of period	$18.96	$18.30	$15.23	$13.46	$14.17	$12.45	$9.91	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	6,648	6,717	6,793	6,947	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.11	$13.03	$11.98	$12.11	$11.10	$9.54	$12.35	N/A	N/A	N/A
End of period	$14.39	$14.11	$13.03	$11.98	$12.11	$11.10	$9.54	N/A	N/A	N/A
Accumulation units outstanding at the end of period	956	936	902	893	1,200	208	210	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.40	$15.33	$13.74	$14.19	$12.78	$10.56	$14.85	$13.94	N/A	N/A
End of period	$17.84	$17.40	$15.33	$13.74	$14.19	$12.78	$10.56	$14.85	N/A	N/A
Accumulation units outstanding at the end of period	44	44	42	1,182	1,146	1,144	2,801	3,065	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.46	$31.23	$26.80	$27.65	$24.15	$17.16	$30.62	$28.36	N/A	N/A
End of period	$45.27	$42.46	$31.23	$26.80	$27.65	$24.15	$17.16	$30.62	N/A	N/A
Accumulation units outstanding at the end of period	131	140	-	453	674	-	641	39	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.71	$48.34	$43.40	$44.91	$35.82	$24.88	$42.74	$37.19	$35.51	N/A
End of period	$71.60	$64.71	$48.34	$43.40	$44.91	$35.82	$24.88	$42.74	$37.19	N/A
Accumulation units outstanding at the end of period	82	106	22	296	464	648	498	58	24	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.08	$10.26	$10.22	$10.28	$10.18	$9.64	$10.46	N/A	N/A	N/A
End of period	$9.92	$10.08	$10.26	$10.22	$10.28	$10.18	$9.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,166	1,409	1,327	738	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$21.05	$15.65	$13.38	$13.93	$12.26	$9.12	$15.61	$15.78	$13.41	N/A
End of period	$23.37	$21.05	$15.65	$13.38	$13.93	$12.26	$9.12	$15.61	$15.78	N/A
Accumulation units outstanding at the end of period	-	-	-	880	1,210	-	43	208	173	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.60	$28.71	$26.60	$26.26	$24.16	$20.59	$26.48	$25.12	$22.54	N/A
End of period	$36.20	$33.60	$28.71	$26.60	$26.26	$24.16	$20.59	$26.48	$25.12	N/A
Accumulation units outstanding at the end of period	2,806	2,844	2,458	2,215	2,244	182	-	-	-	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.19	$11.41	$11.64	$11.87	$12.10	$12.32	$12.30	N/A	N/A	N/A
End of period	$10.97	$11.19	$11.41	$11.64	$11.87	$12.10	$12.32	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	79	-	-	-	4,056	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.95	$20.97	$18.38	$19.14	$17.17	$14.12	N/A	N/A	N/A	N/A
End of period	$29.43	$26.95	$20.97	$18.38	$19.14	$17.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	755	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.96%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.65	$9.92	$10.04	$11.05	$9.59	$6.53	$13.64	N/A	N/A	N/A
End of period	$8.96	$10.65	$9.92	$10.04	$11.05	$9.59	$6.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,528	4,090	4,133	-	17,209	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.71	$10.44	$9.72	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.69	$11.71	$10.44	$9.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,734	6,730	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.57	$27.80	$24.91	$26.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.86	$35.57	$27.80	$24.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,340	1,552	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.96	$7.27	$6.00	$8.49	$7.40	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	$6.96	$7.27	$6.00	$8.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.15	$14.55	$12.36	$13.22	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.25	13.15	$14.55	$12.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	7,249	8,653	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.57	$18.36	$17.38	$18.79	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$25.25	$23.57	$18.36	$17.38	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,005	2,260	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.26	$11.97	$10.42	$12.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$14.26	$11.97	$10.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,258	2,617	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.96	$13.36	$11.15	$13.83	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.04	12.96	$13.36	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,270	5,197	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.91	$10.09	$9.25	$7.99	$6.54	$5.75	$10.87	N/A	N/A	N/A
End of period	$13.90	$12.91	$10.09	$9.25	$7.99	$6.54	$5.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.74	$11.51	$10.80	$11.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.96	$14.74	$11.51	$10.80	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,276	3,673	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.01	$7.66	$6.19	$7.25	$6.51	$5.60	N/A	N/A	N/A	N/A
End of period	$11.10	$10.01	$7.66	$6.19	$7.25	$6.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.29	$14.66	$12.17	$13.52	$12.02	$9.36	$18.53	N/A	N/A	N/A
End of period	$17.71	$16.29	$14.66	$12.17	$13.52	$12.02	$9.36	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,782	2,065	2,087	4,644	15,871	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.31	$13.98	$12.03	$11.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.70	$19.31	$13.98	$12.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,244	2,601	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.72	$12.81	$10.92	$10.92	$9.50	$7.22	$12.59	N/A	N/A	N/A
End of period	$20.58	$17.72	$12.81	$10.92	$10.92	$9.50	$7.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	14,112	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$38.06	$30.96	$30.26	$29.88	$25.58	$21.73	N/A	N/A	N/A	N/A
End of period	$33.45	$38.06	$30.96	$30.26	$29.88	$25.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.13	$11.72	$10.36	$10.41	$9.28	N/A	N/A	N/A	N/A	N/A
End of period	$16.77	$15.13	$11.72	$10.36	$10.41	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	7,813	9,497	12,850	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.71	$7.04	$6.45	$6.60	$6.00	$3.74	N/A	N/A	N/A	N/A
End of period	$10.30	$8.71	$7.04	$6.45	$6.60	$6.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	10,653	12,350	12,481	20,177	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.09	$9.90	$9.25	$12.25	$10.20	$9.07	$17.61	N/A	N/A	N/A
End of period	$13.83	$13.09	$9.90	$9.25	$12.25	$10.20	$9.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	17,131	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.87	$18.61	$17.56	$17.08	$16.19	N/A	N/A	N/A	N/A	N/A
End of period	$18.22	$17.87	$18.61	$17.56	$17.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.39	$10.36	$8.11	$10.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.20	14.39	$10.36	$8.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,817	2,380	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.56	$12.14	$10.97	$9.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.35	$15.56	$12.14	$10.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	6,425	7,448	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.18	$11.41	$11.63	$11.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.97	$11.18	$11.41	$11.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,192	3,325	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.97%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,592	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,717	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$10.00	$7.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.08	$10.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	18,375	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,622	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.11	$11.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.75	$15.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,826	48,532	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.69	$7.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.28	$8.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	17,028	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.55	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.34	$15.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,896	484	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.49	$12.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.40	$18.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	424	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.34	$31.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$45.13	$42.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,564	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.17	$11.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.95	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,920	2,963	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.98%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.57	$15.31	$14.09	$15.07	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.54	$16.57	$15.31	$14.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,635	17,816	18,734	18,861	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.93	$15.77	$14.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.87	$16.93	$15.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,920	1,930	1,930	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.33	$11.04	$9.93	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.16	$14.33	$11.04	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,269	323	359	437	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.41	$10.94	$10.55	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$10.41	$10.94	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,090	3,209	4,445	11,990	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.21	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,455	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.76	$11.32	$9.88	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.94	$14.76	$11.32	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,843	1,595	1,980	2,207	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.28	$10.34	$8.99	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$12.28	$10.34	$8.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	311	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.78	$10.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	286	290	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.64	$9.91	$10.03	$11.04	$9.59	$6.52	N/A	N/A	N/A	N/A
End of period	$8.94	$10.64	$9.91	$10.03	$11.04	$9.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,950	3,920	13,173	13,848	2,248	922	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.70	$10.44	$9.72	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.68	$11.70	$10.44	$9.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,860	1,937	1,764	2,653	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.53	$25.34	$23.37	$23.66	$21.42	N/A	N/A	N/A	N/A	N/A
End of period	$36.86	$34.53	$25.34	$23.37	$23.66	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,375	2,738	3,059	3,646	8,071	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.31	$25.92	$22.59	$24.13	$22.02	$16.25	N/A	N/A	N/A	N/A
End of period	$31.42	$31.31	$25.92	$22.59	$24.13	$22.02	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	561	534	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.44	$27.71	$24.83	$25.92	$19.49	$14.68	N/A	N/A	N/A	N/A
End of period	$35.72	$35.44	$27.71	$24.83	$25.92	$19.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,512	2,632	2,517	1,988	782	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.97	$8.65	$7.20	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.25	$7.97	$8.65	$7.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,445	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.95	$7.26	$6.00	$8.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.59	$6.95	$7.26	$6.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,467	1,610	1,512	1,509	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.44	$9.41	$8.28	$8.56	$7.91	$6.20	$9.90	N/A	N/A	N/A
End of period	$11.51	$11.44	$9.41	$8.28	$8.56	$7.91	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	246	248	251	254	16,476	26,473	7,408	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.90	$8.53	$7.13	$7.74	$7.37	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.90	$8.53	$7.13	$7.74	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	928	1,383	951	398	402	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.79	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.51	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	333	338	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.25	$11.85	$10.77	$10.72	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.41	$13.25	$11.85	$10.77	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,897	2,265	2,339	2,356	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.71	$8.25	$6.61	$7.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.51	$10.71	$8.25	$6.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	1,387	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.91	$13.59	$11.78	$12.34	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.58	$17.91	$13.59	$11.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	636	46	49	50	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.37	$23.06	$21.83	$20.95	$19.85	$17.74	$19.08	$18.19	$17.72	N/A
End of period	$23.11	$22.37	$23.06	$21.83	$20.95	$19.85	$17.74	$19.08	$18.19	N/A
Accumulation units outstanding at the end of period	15,353	12,369	19,916	25,694	18,605	12,029	10,718	11,519	6,655	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.13	$14.53	$12.35	$13.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.24	$13.13	$14.53	$12.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,431	2,873	2,838	3,365	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.62	$13.54	$11.70	$12.77	$10.47	$8.05	N/A	N/A	N/A	N/A
End of period	$19.54	$17.62	$13.54	$11.70	$12.77	$10.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,413	4,623	4,689	2,261	1,312	6,148	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.47	$8.72	$7.43	$8.48	$7.96	N/A	N/A	N/A	N/A	N/A
End of period	$12.81	$11.47	$8.72	$7.43	$8.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	679	859	955	1,186	1,037	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.09	$13.99	$11.12	$12.10	$10.54	$8.11	$12.86	$15.44	$11.55	N/A
End of period	$15.89	$14.09	$13.99	$11.12	$12.10	$10.54	$8.11	$12.86	$15.44	N/A
Accumulation units outstanding at the end of period	736	2,021	5,914	4,328	5,949	2,896	2,833	2,462	2,295	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.53	$16.45	$14.25	$14.74	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.84	$22.53	$16.45	$14.25	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36	38	40	41	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.09	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.26	$14.09	$11.62	$10.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,015	4,689	7,000	7,656	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.21	$11.94	$10.39	$12.16	$11.53	$9.04	N/A	N/A	N/A	N/A
End of period	$12.47	$14.21	$11.94	$10.39	$12.16	$11.53	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,489	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.09	$23.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.07	$33.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	161	164	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.06	$19.09	$18.79	$17.44	$16.58	$16.31	$15.61	$14.97	$14.79	N/A
End of period	$18.66	$18.06	$19.09	$18.79	$17.44	$16.58	$16.31	$15.61	$14.97	N/A
Accumulation units outstanding at the end of period	584	578	1,894	2,613	2,555	3,016	2,168	2,780	2,375	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.94	$13.34	$11.14	$13.81	$11.56	$6.86	N/A	N/A	N/A	N/A
End of period	$12.02	$12.94	$13.34	$11.14	$13.81	$11.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	478	1,405	1,425	3,978	3,986	1,819	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.87	$13.50	$13.29	$12.65	$12.19	$11.76	$11.56	$11.08	$10.91	N/A
End of period	$13.33	$12.87	$13.50	$13.29	$12.65	$12.19	$11.76	$11.56	$11.08	N/A
Accumulation units outstanding at the end of period	-	-	401	666	2,425	2,431	1,579	2,035	1,562	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.94	$5.85	$4.96	$5.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.18	$6.94	$5.85	$4.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	107	100	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.80	$13.59	$11.23	$10.75	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.43	$18.80	$13.59	$11.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	94	98	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.98	$7.64	$6.17	$7.23	$6.50	$5.59	$11.55	$14.25	$12.25	N/A
End of period	$11.07	$9.98	$7.64	$6.17	$7.23	$6.50	$5.59	$11.55	$14.25	N/A
Accumulation units outstanding at the end of period	-	-	84	443	1,572	2,181	1,483	1,054	753	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.24	$14.62	$12.13	$13.49	$12.00	$9.34	N/A	N/A	N/A	N/A
End of period	$17.65	$16.24	$14.62	$12.13	$13.49	$12.00	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.58	$9.91	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.27	$9.58	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	637	647	657	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.25	$13.94	$11.99	$11.03	$10.83	$9.13	$12.13	$11.50	$11.04	N/A
End of period	$23.62	$19.25	$13.94	$11.99	$11.03	$10.83	$9.13	$12.13	$11.50	N/A
Accumulation units outstanding at the end of period	-	-	88	219	457	2,622	1,350	753	612	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.30	$10.14	$9.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.69	$12.30	$10.14	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	51,410	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.41	$14.63	$12.64	$14.70	$14.03	$11.07	$19.79	$18.28	$14.85	N/A
End of period	$16.03	$17.41	$14.63	$12.64	$14.70	$14.03	$11.07	$19.79	$18.28	N/A
Accumulation units outstanding at the end of period	852	2,909	879	1,114	547	1,178	1,275	1,014	871	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.46	$11.98	$10.35	$10.78	$9.39	$7.71	$13.69	$13.77	$11.82	N/A
End of period	$16.87	$15.46	$11.98	$10.35	$10.78	$9.39	$7.71	$13.69	$13.77	N/A
Accumulation units outstanding at the end of period	2,075	2,179	4,048	11,416	67,510	75,609	72,325	69,913	43,450	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.93	$30.87	$30.18	$29.80	$25.52	$21.68	$35.58	$26.83	$22.66	N/A
End of period	$33.34	$37.93	$30.87	$30.18	$29.80	$25.52	$21.68	$35.58	$26.83	N/A
Accumulation units outstanding at the end of period	190	192	3,337	3,415	401	1,773	555	407	405	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.10	$17.72	$15.41	$16.06	$13.02	$9.62	$15.73	$14.93	$13.88	N/A
End of period	$24.74	$23.10	$17.72	$15.41	$16.06	$13.02	$9.62	$15.73	$14.93	N/A
Accumulation units outstanding at the end of period	749	761	772	985	531	1,320	1,395	1,271	1,021	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.09	$11.69	$10.34	$10.39	$9.26	$7.50	$12.27	$11.93	$10.57	N/A
End of period	$16.73	$15.09	$11.69	$10.34	$10.39	$9.26	$7.50	$12.27	$11.93	N/A
Accumulation units outstanding at the end of period	-	-	-	290	803	1,845	1,825	1,624	1,293	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.89	$15.39	$13.54	$14.44	$11.66	$9.34	$14.64	$15.25	$13.24	N/A
End of period	$21.43	$20.89	$15.39	$13.54	$14.44	$11.66	$9.34	$14.64	$15.25	N/A
Accumulation units outstanding at the end of period	848	861	874	1,123	601	2,786	1,441	1,331	1,005	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.68	$7.01	$6.43	$6.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$8.68	$7.01	$6.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	163	159	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.07	$9.89	$9.24	$12.24	$10.19	$9.07	$17.59	$15.02	$15.53	N/A
End of period	$13.80	$13.07	$9.89	$9.24	$12.24	$10.19	$9.07	$17.59	$15.02	N/A
Accumulation units outstanding at the end of period	-	-	-	244	831	1,313	1,172	880	767	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.77	$9.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	194	183	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.45	$14.10	$11.93	$13.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	$17.45	$14.10	$11.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,995	746	848	1,325	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.93	$14.52	$13.66	$12.47	$11.80	N/A	N/A	N/A	N/A	N/A
End of period	$13.10	$12.93	$14.52	$13.66	$12.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,440	5,685	31,136	42,356	9,952	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.81	$18.55	$17.51	$17.03	$16.15	$14.27	$14.50	$13.66	$13.47	N/A
End of period	$18.15	$17.81	$18.55	$17.51	$17.03	$16.15	$14.27	$14.50	$13.66	N/A
Accumulation units outstanding at the end of period	236	2,185	18,131	17,808	36,157	30,861	14,314	15,719	9,221	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.67	$10.44	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.49	$10.67	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,060	33,039	5,866	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.10	$17.07	$14.91	$14.53	$12.82	$8.94	$13.16	$13.58	$12.53	N/A
End of period	$17.77	$18.10	$17.07	$14.91	$14.53	$12.82	$8.94	$13.16	$13.58	N/A
Accumulation units outstanding at the end of period	5,774	5,087	14,533	17,230	6,282	3,868	2,916	2,891	2,463	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.77	$10.68	$9.36	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	$14.77	$10.68	$9.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	361	366	371	324	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.18	$17.59	$15.51	$16.70	$14.50	N/A	N/A	N/A	N/A	N/A
End of period	$26.67	$24.18	$17.59	$15.51	$16.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	387	400	414	423	427	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.38	$10.35	$8.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.18	$14.38	$10.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,186	1,205	1,224	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.18	$12.20	$10.70	$10.31	$9.24	$6.65	N/A	N/A	N/A	N/A
End of period	$19.26	$17.18	$12.20	$10.70	$10.31	$9.24	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,783	2,947	2,986	3,242	4,306	4,877	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.54	$12.12	$10.96	$9.95	$8.58	N/A	N/A	N/A	N/A	N/A
End of period	$17.33	$15.54	$12.12	$10.96	$9.95	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,447	16,076	17,454	3,739	1,597	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.08	$14.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.89	$18.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,611	9,697	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.79	$12.48	$11.70	$11.58	$10.86	$9.76	$11.54	$11.08	N/A	N/A
End of period	$12.93	$12.79	$12.48	$11.70	$11.58	$10.86	$9.76	$11.54	N/A	N/A
Accumulation units outstanding at the end of period	6,096	6,138	6,214	6,221	6,267	6,444	519	557	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.08	$13.00	$11.96	$12.09	$11.08	$9.53	$12.34	N/A	N/A	N/A
End of period	$14.35	$14.08	$13.00	$11.96	$12.09	$11.08	$9.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.34	$15.26	$13.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.76	$17.34	$15.26	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,242	1,273	9,131	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.26	$31.09	$26.68	$27.54	$24.06	$17.10	N/A	N/A	N/A	N/A
End of period	$45.04	$42.26	$31.09	$26.68	$27.54	$24.06	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	347	493	499	1,261	1,310	320	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.41	$48.13	$43.22	$44.74	$35.69	$24.79	N/A	N/A	N/A	N/A
End of period	$71.25	$64.41	$48.13	$43.22	$44.74	$35.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	969	1,081	1,063	1,126	1,294	1,291	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.06	$10.25	$10.20	$10.26	$10.17	N/A	N/A	N/A	N/A	N/A
End of period	$9.90	$10.06	$10.25	$10.20	$10.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,194	3,639	7,728	5,455	5,929	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.96	$15.59	$13.33	$13.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.27	$20.96	$15.59	$13.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,626	1,827	2,266	3,916	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.44	$28.58	$26.48	$26.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.02	$33.44	$28.58	$26.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	891	1,026	1,696	1,874	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.10	$11.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$11.10	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29	29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.88	$20.92	$18.34	$19.10	$17.14	$14.10	N/A	N/A	N/A	N/A
End of period	$29.34	$26.88	$20.92	$18.34	$19.10	$17.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,250	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 1.995%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.97	$9.02	$8.03	$8.46	$7.65	$6.23	$10.45	N/A	N/A	N/A
End of period	$11.29	$10.97	$9.02	$8.03	$8.46	$7.65	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,564	10,417	12,866	18,972	24,137	20,639	13,380	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.05	$10.49	$9.45	$9.57	$8.79	$7.55	$10.50	N/A	N/A	N/A
End of period	$12.44	$12.05	$10.49	$9.45	$9.57	$8.79	$7.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,094	104,224	111,127	112,661	84,398	45,236	31,769	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.71	$9.73	$8.69	$8.95	$8.06	$6.69	$10.47	N/A	N/A	N/A
End of period	$12.05	$11.71	$9.73	$8.69	$8.95	$8.06	$6.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,107	65,320	61,023	96,619	78,507	53,769	38,489	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.15	$14.47	$13.28	$13.90	$12.54	N/A	N/A	N/A	N/A	N/A
End of period	$16.18	$16.15	$14.47	$13.28	$13.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,492	131,583	139,983	137,998	127,855	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.59	$15.05	$13.79	$14.63	$13.05	N/A	N/A	N/A	N/A	N/A
End of period	$16.57	$16.59	$15.05	$13.79	$14.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,947	78,809	107,381	169,909	78,213	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.55	$15.30	$14.08	$15.06	$13.37	N/A	N/A	N/A	N/A	N/A
End of period	$16.53	$16.55	$15.30	$14.08	$15.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	115,728	281,158	292,539	332,135	144,277	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.92	$15.76	$14.49	$15.63	$13.77	N/A	N/A	N/A	N/A	N/A
End of period	$16.86	$16.92	$15.76	$14.49	$15.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,198	84,206	93,705	159,730	208,055	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.62	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,797	40,038	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.33	$11.04	$9.93	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.15	$14.33	$11.04	$9.93	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,971	78,820	104,246	100,587	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.40	$10.93	$10.55	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.32	$10.40	$10.93	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,077	46,176	63,102	72,403	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.59	$10.04	$8.69	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.57	$12.59	$10.04	$8.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,663	55,072	56,459	71,551	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.20	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	451	3,070	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.75	$11.32	$9.88	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.93	$14.75	$11.32	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71,020	78,456	99,004	89,887	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.28	$10.34	$8.99	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$12.28	$10.34	$8.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,953	36,751	33,794	57,214	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.78	$10.84	$9.42	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.60	$11.78	$10.84	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,794	41,221	38,282	52,452	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.62	$9.90	$10.02	$11.03	$9.58	$6.52	$13.64	N/A	N/A	N/A
End of period	$8.93	$10.62	$9.90	$10.02	$11.03	$9.58	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123,195	129,641	215,962	249,632	230,959	192,839	97,216	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.69	$10.44	$9.72	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$11.69	$10.44	$9.72	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	65,531	83,313	78,023	125,268	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.44	$25.28	$23.31	$23.61	$21.37	$16.17	$27.91	$25.95	$25.30	N/A
End of period	$36.76	$34.44	$25.28	$23.31	$23.61	$21.37	$16.17	$27.91	$25.95	N/A
Accumulation units outstanding at the end of period	5,233	15,431	22,749	27,056	34,442	41,594	18,024	1,116	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.57	$13.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$14.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,489	33,448	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$13.00	$11.47	$10.35	$11.09	$10.38	$8.64	$12.30	$11.62	$10.70	N/A
End of period	$12.81	$13.00	$11.47	$10.35	$11.09	$10.38	$8.64	$12.30	$11.62	N/A
Accumulation units outstanding at the end of period	13,263	23,633	47,258	53,264	48,777	67,546	50,921	39,721	16,529	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.22	$25.85	$22.53	$24.07	$21.97	$16.21	$28.76	$24.32	$21.89	N/A
End of period	$31.33	$31.22	$25.85	$22.53	$24.07	$21.97	$16.21	$28.76	$24.32	N/A
Accumulation units outstanding at the end of period	5,075	10,220	14,462	14,801	15,484	20,161	13,694	3,395	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.21	$16.76	$15.04	$15.47	$14.11	$10.76	$18.00	$18.26	$16.58	N/A
End of period	$23.91	$22.21	$16.76	$15.04	$15.47	$14.11	$10.76	$18.00	$18.26	N/A
Accumulation units outstanding at the end of period	12,141	13,417	13,583	14,556	29,183	13,031	8,490	1,138	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.32	$27.62	$24.75	$25.85	$19.44	$14.64	$24.19	$22.02	$18.70	N/A
End of period	$35.59	$35.32	$27.62	$24.75	$25.85	$19.44	$14.64	$24.19	$22.02	N/A
Accumulation units outstanding at the end of period	24,636	49,777	55,669	97,329	46,689	30,357	47,872	24,100	2,639	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.96	$8.64	$7.20	$9.32	$7.96	$4.79	N/A	N/A	N/A	N/A
End of period	$8.25	$7.96	$8.64	$7.20	$9.32	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,807	22,735	28,125	38,539	113,563	131,752	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.94	$7.25	$5.99	$8.48	$7.40	$4.14	N/A	N/A	N/A	N/A
End of period	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,948	97,792	117,392	123,518	142,364	83,421	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.42	$9.40	$8.27	$8.55	$7.91	$6.20	$9.90	N/A	N/A	N/A
End of period	$11.50	$11.42	$9.40	$8.27	$8.55	$7.91	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,829	158,286	205,165	452,387	542,273	595,933	627,066	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.89	$8.52	$7.12	$7.73	$7.37	$5.75	$9.87	N/A	N/A	N/A
End of period	$10.42	$10.89	$8.52	$7.12	$7.73	$7.37	$5.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,416	25,701	12,725	11,300	14,772	10,642	7,246	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.79	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	196,942	129,785	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.24	$11.84	$10.76	$10.71	$9.71	$7.45	$10.81	$10.83	N/A	N/A
End of period	$13.39	$13.24	$11.84	$10.76	$10.71	$9.71	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	96,593	110,864	115,447	144,095	131,136	119,019	49,659	54,059	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.70	$8.24	$6.61	$7.87	$6.66	$4.45	N/A	N/A	N/A	N/A
End of period	$9.50	$10.70	$8.24	$6.61	$7.87	$6.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,779	49,587	57,533	83,938	113,374	85,816	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	$9.83	N/A	N/A	N/A
End of period	$11.66	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,390	80,132	78,950	95,972	71,894	47,473	26,433	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.86	$13.56	$11.76	$12.33	$9.92	$7.57	$11.56	$12.56	$10.88	N/A
End of period	$17.53	$17.86	$13.56	$11.76	$12.33	$9.92	$7.57	$11.56	$12.56	N/A
Accumulation units outstanding at the end of period	34,698	60,877	50,376	58,282	96,090	72,320	36,731	13,794	8,007	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.31	$23.00	$21.77	$20.90	$19.81	$17.70	$19.05	$18.16	$17.70	N/A
End of period	$23.05	$22.31	$23.00	$21.77	$20.90	$19.81	$17.70	$19.05	$18.16	N/A
Accumulation units outstanding at the end of period	21,056	21,390	38,913	56,147	57,653	39,193	34,137	40,636	14,716	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.12	$14.53	$12.34	$13.21	$11.61	$9.63	N/A	N/A	N/A	N/A
End of period	$12.23	$13.12	$14.53	$12.34	$13.21	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,063	40,463	53,397	88,771	121,514	64,998	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.60	$13.53	$11.69	$12.76	$10.47	$8.05	$12.85	$12.75	$11.24	N/A
End of period	$19.52	$17.60	$13.53	$11.69	$12.76	$10.47	$8.05	$12.85	$12.75	N/A
Accumulation units outstanding at the end of period	30,185	41,230	40,616	46,604	40,196	30,348	9,937	7,317	2,155	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.46	$8.71	$7.43	$8.48	$7.96	$6.50	$10.65	N/A	N/A	N/A
End of period	$12.79	$11.46	$8.71	$7.43	$8.48	$7.96	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,777	14,408	33,320	30,257	35,126	54,381	32,250	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.08	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55	N/A
End of period	$15.87	$14.08	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	N/A
Accumulation units outstanding at the end of period	97,527	133,792	136,617	128,125	106,273	86,442	49,413	28,338	18,503	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.47	$15.83	$13.95	$15.29	$13.89	$10.34	$17.86	$16.60	$13.81	N/A
End of period	$18.14	$18.47	$15.83	$13.95	$15.29	$13.89	$10.34	$17.86	$16.60	N/A
Accumulation units outstanding at the end of period	23,140	26,892	35,077	41,276	45,250	26,990	54,262	55,761	7,444	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.37	$11.96	$10.85	$11.86	$10.30	$8.46	$13.84	$12.20	$11.54	N/A
End of period	$17.38	$16.37	$11.96	$10.85	$11.86	$10.30	$8.46	$13.84	$12.20	N/A
Accumulation units outstanding at the end of period	17,850	30,617	51,145	86,129	113,491	162,424	159,580	134,376	1,218	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.44	$18.27	$17.30	$18.71	$15.51	$11.33	$18.93	$19.83	$17.66	N/A
End of period	$25.11	$23.44	$18.27	$17.30	$18.71	$15.51	$11.33	$18.93	$19.83	N/A
Accumulation units outstanding at the end of period	4,713	9,912	20,534	32,348	32,216	25,200	45,316	33,904	3,258	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.49	$16.42	$14.24	$14.72	$11.90	$9.01	$15.24	$13.96	$12.44	N/A
End of period	$23.80	$22.49	$16.42	$14.24	$14.72	$11.90	$9.01	$15.24	$13.96	N/A
Accumulation units outstanding at the end of period	21,389	33,493	27,910	32,158	30,215	10,251	6,293	1,241	560	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.08	$11.62	$10.11	$11.15	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.25	$14.08	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	182,942	273,595	324,347	396,826	273,295	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.18	$11.91	$10.37	$12.14	$11.51	$9.02	$16.58	$15.11	$11.68	N/A
End of period	$12.44	$14.18	$11.91	$10.37	$12.14	$11.51	$9.02	$16.58	$15.11	N/A
Accumulation units outstanding at the end of period	15,156	22,933	28,515	48,191	96,418	80,980	58,042	68,969	63,720	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$33.00	$23.70	$20.80	$22.55	$18.31	$13.07	$24.00	$22.68	$20.65	N/A
End of period	$35.97	$33.00	$23.70	$20.80	$22.55	$18.31	$13.07	$24.00	$22.68	N/A
Accumulation units outstanding at the end of period	10,941	16,059	25,781	23,598	20,915	8,876	2,701	780	224	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$18.01	$19.04	$18.74	$17.40	$16.54	$16.27	$15.58	$14.94	$14.76	N/A
End of period	$18.60	$18.01	$19.04	$18.74	$17.40	$16.54	$16.27	$15.58	$14.94	N/A
Accumulation units outstanding at the end of period	13,820	18,645	53,390	110,705	56,296	36,893	32,136	12,831	7,166	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	$10.85	N/A	N/A
End of period	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	73,420	127,528	237,145	285,472	385,271	229,728	105,651	67,086	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.95	$16.36	$14.18	$13.29	$11.03	$7.36	$11.59	$12.17	$11.06	N/A
End of period	$21.97	$21.95	$16.36	$14.18	$13.29	$11.03	$7.36	$11.59	$12.17	N/A
Accumulation units outstanding at the end of period	27,106	35,424	40,596	63,452	138,057	91,674	99,405	118,040	63,498	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.85	$13.48	$13.27	$12.64	$12.18	$11.75	$11.56	$11.08	$10.90	N/A
End of period	$13.31	$12.85	$13.48	$13.27	$12.64	$12.18	$11.75	$11.56	$11.08	N/A
Accumulation units outstanding at the end of period	22,791	25,990	70,844	140,922	135,309	164,088	109,042	91,230	60,827	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.93	$5.84	$4.95	$5.22	$4.35	$3.53	$5.97	$5.84	$4.37	N/A
End of period	$7.17	$6.93	$5.84	$4.95	$5.22	$4.35	$3.53	$5.97	$5.84	N/A
Accumulation units outstanding at the end of period	8,242	12,228	35,573	19,945	14,530	12,853	10,833	13,357	11,998	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.77	$13.57	$11.21	$10.74	$8.92	$6.84	$10.15	$11.24	$10.11	N/A
End of period	$20.39	$18.77	$13.57	$11.21	$10.74	$8.92	$6.84	$10.15	$11.24	N/A
Accumulation units outstanding at the end of period	22,784	27,064	41,740	24,924	17,754	7,933	3,832	752	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.84	$10.04	$9.21	$7.96	$6.51	$5.73	$10.84	$10.95	$8.62	N/A
End of period	$13.82	$12.84	$10.04	$9.21	$7.96	$6.51	$5.73	$10.84	$10.95	N/A
Accumulation units outstanding at the end of period	9,243	22,923	51,823	120,651	104,485	104,794	117,489	155,505	68,545	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.75	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.38	$13.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,842	1,563	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.76	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.22	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	76,099	16,898	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.71	$11.49	$10.79	$11.88	$11.87	N/A	N/A	N/A	N/A	N/A
End of period	$13.93	$14.71	$11.49	$10.79	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51,588	70,573	9,098	8,407	8,748	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.96	$7.62	$6.16	$7.22	$6.49	$5.58	$11.54	$14.24	$12.24	N/A
End of period	$11.04	$9.96	$7.62	$6.16	$7.22	$6.49	$5.58	$11.54	$14.24	N/A
Accumulation units outstanding at the end of period	60,171	80,374	90,260	98,461	97,157	85,604	44,450	8,376	2,878	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.21	$14.59	$12.11	$13.47	$11.98	$9.33	$18.48	$16.97	$12.35	N/A
End of period	$17.61	$16.21	$14.59	$12.11	$13.47	$11.98	$9.33	$18.48	$16.97	N/A
Accumulation units outstanding at the end of period	4,168	13,362	40,946	74,477	101,268	113,900	119,578	154,711	74,402	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.58	$9.91	$10.30	$10.21	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$9.58	$9.91	$10.30	$10.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,366	3,433	3,243	5,530	3,875	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.22	$13.91	$11.97	$11.02	$10.82	$9.12	$12.12	$11.49	$11.03	N/A
End of period	$23.57	$19.22	$13.91	$11.97	$11.02	$10.82	$9.12	$12.12	$11.49	N/A
Accumulation units outstanding at the end of period	115,026	87,165	61,486	36,340	42,250	28,606	23,908	20,246	5,876	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.28	$10.13	$9.07	$9.45	$8.32	$6.78	$9.87	N/A	N/A	N/A
End of period	$12.68	$12.28	$10.13	$9.07	$9.45	$8.32	$6.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,986	215,961	247,799	259,500	205,895	46,296	23,691	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.39	$14.61	$12.63	$14.69	$14.03	$11.07	$19.78	$18.28	$14.85	N/A
End of period	$16.01	$17.39	$14.61	$12.63	$14.69	$14.03	$11.07	$19.78	$18.28	N/A
Accumulation units outstanding at the end of period	31,735	30,703	53,414	84,861	124,509	134,230	106,718	86,275	55,996	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.44	$11.96	$10.34	$10.77	$9.38	$7.71	$13.68	$13.76	$11.82	N/A
End of period	$16.85	$15.44	$11.96	$10.34	$10.77	$9.38	$7.71	$13.68	$13.76	N/A
Accumulation units outstanding at the end of period	101,636	192,220	323,481	631,639	840,396	1,047,766	949,389	935,589	582,231	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	$10.69	N/A	N/A
End of period	$12.74	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	27,719	38,363	69,925	98,760	94,945	109,082	96,012	145,718	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.67	$12.77	$10.89	$10.89	$9.48	$7.21	$12.58	$10.78	$10.50	N/A
End of period	$20.51	$17.67	$12.77	$10.89	$10.89	$9.48	$7.21	$12.58	$10.78	N/A
Accumulation units outstanding at the end of period	29,106	17,886	29,028	15,186	36,534	21,465	9,113	15,023	6,859	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.86	$30.82	$30.13	$29.76	$25.49	$21.65	$35.55	$26.81	$22.64	N/A
End of period	$33.27	$37.86	$30.82	$30.13	$29.76	$25.49	$21.65	$35.55	$26.81	N/A
Accumulation units outstanding at the end of period	25,698	41,961	65,894	71,892	52,356	33,750	38,018	26,826	13,138	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.01	$13.59	$12.38	$12.87	$11.63	N/A	N/A	N/A	N/A	N/A
End of period	$15.19	$15.01	$13.59	$12.38	$12.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,433	8,792	9,199	8,185	11,107	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.57	$10.58	$9.67	$9.41	$8.23	$7.07	$10.72	$10.16	N/A	N/A
End of period	$15.02	$14.57	$10.58	$9.67	$9.41	$8.23	$7.07	$10.72	N/A	N/A
Accumulation units outstanding at the end of period	13,184	21,002	5,224	5,900	26,655	2,933	5,611	991	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.06	$17.69	$15.39	$16.04	$13.01	$9.61	$15.71	$14.92	$13.87	N/A
End of period	$24.69	$23.06	$17.69	$15.39	$16.04	$13.01	$9.61	$15.71	$14.92	N/A
Accumulation units outstanding at the end of period	17,205	30,516	35,778	66,417	87,039	105,257	96,756	85,605	52,225	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.07	$11.67	$10.32	$10.38	$9.25	$7.49	$12.26	$11.92	$10.57	N/A
End of period	$16.70	$15.07	$11.67	$10.32	$10.38	$9.25	$7.49	$12.26	$11.92	N/A
Accumulation units outstanding at the end of period	91,764	91,325	87,205	103,957	146,052	181,058	143,084	103,599	65,821	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.31	$11.41	$10.22	$11.30	$9.55	$6.03	$8.81	N/A	N/A	N/A
End of period	$15.53	$15.31	$11.41	$10.22	$11.30	$9.55	$6.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,095	35,621	30,163	45,139	111,530	107,975	23,543	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.85	$15.36	$13.53	$14.42	$11.65	$9.33	$14.62	$15.24	$13.23	N/A
End of period	$21.39	$20.85	$15.36	$13.53	$14.42	$11.65	$9.33	$14.62	$15.24	N/A
Accumulation units outstanding at the end of period	51,332	36,713	45,598	64,791	88,534	100,016	84,774	73,654	45,592	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.66	$7.00	$6.42	$6.57	$5.98	$3.73	$6.72	$5.98	$5.58	N/A
End of period	$10.24	$8.66	$7.00	$6.42	$6.57	$5.98	$3.73	$6.72	$5.98	N/A
Accumulation units outstanding at the end of period	65,434	107,178	228,839	224,349	211,363	175,910	40,674	10,056	4,026	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.05	$9.88	$9.23	$12.22	$10.18	$9.06	$17.59	$15.02	$15.53	N/A
End of period	$13.78	$13.05	$9.88	$9.23	$12.22	$10.18	$9.06	$17.59	$15.02	N/A
Accumulation units outstanding at the end of period	21,173	5,657	25,213	71,362	106,704	120,989	132,058	141,843	95,132	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.77	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.18	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,015	21,528	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.42	$14.08	$11.91	$13.24	$11.71	$8.57	$14.78	$14.18	$12.37	N/A
End of period	$17.40	$17.42	$14.08	$11.91	$13.24	$11.71	$8.57	$14.78	$14.18	N/A
Accumulation units outstanding at the end of period	54,307	29,873	48,720	48,163	43,806	35,984	29,060	20,502	15,098	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.92	$14.50	$13.65	$12.46	$11.80	$10.27	$10.88	N/A	N/A	N/A
End of period	$13.08	$12.92	$14.50	$13.65	$12.46	$11.80	$10.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	162,941	154,956	501,263	523,589	345,935	168,792	174,312	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.77	$18.51	$17.47	$17.00	$16.12	$14.25	$14.48	$13.64	$13.45	N/A
End of period	$18.11	$17.77	$18.51	$17.47	$17.00	$16.12	$14.25	$14.48	$13.64	N/A
Accumulation units outstanding at the end of period	125,475	244,245	514,895	475,668	506,740	248,410	137,586	67,532	43,173	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.67	$10.43	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$10.67	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91,861	179,171	70,811	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.07	$17.04	$14.89	$14.51	$12.80	$8.93	$13.15	$13.57	$12.52	N/A
End of period	$17.74	$18.07	$17.04	$14.89	$14.51	$12.80	$8.93	$13.15	$13.57	N/A
Accumulation units outstanding at the end of period	128,502	142,399	172,276	187,068	175,348	105,843	34,937	37,921	16,509	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.76	$10.67	$9.35	$10.30	$8.11	$5.62	N/A	N/A	N/A	N/A
End of period	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,501	53,121	20,580	15,532	33,997	3,311	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.57	$10.82	$9.22	$10.23	$8.17	$6.22	N/A	N/A	N/A	N/A
End of period	$15.11	$14.57	$10.82	$9.22	$10.23	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,357	17,606	27,125	10,149	20,492	5,584	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.11	$17.54	$15.47	$16.66	$14.47	$10.21	$19.73	$21.33	$19.25	N/A
End of period	$26.59	$24.11	$17.54	$15.47	$16.66	$14.47	$10.21	$19.73	$21.33	N/A
Accumulation units outstanding at the end of period	2,094	1,883	3,037	8,735	4,953	8,303	1,827	1,719	1,625	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.37	$10.35	$8.10	$10.08	$8.14	$5.92	N/A	N/A	N/A	N/A
End of period	$14.17	$14.37	$10.35	$8.10	$10.08	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,679	91,842	115,103	132,682	73,064	68,856	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65	$9.91	N/A	N/A	N/A
End of period	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	92,071	366,695	325,286	326,449	365,253	294,205	110,291	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.58	$13.26	$11.60	$10.70	$9.70	$6.86	N/A	N/A	N/A	N/A
End of period	$20.04	$18.58	$13.26	$11.60	$10.70	$9.70	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,167	34,056	78,717	42,027	23,100	71,320	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.53	$12.11	$10.96	$9.94	$8.58	$7.09	N/A	N/A	N/A	N/A
End of period	$17.31	$15.53	$12.11	$10.96	$9.94	$8.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	131,446	135,916	158,648	157,138	91,615	20,280	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.46	$12.56	$11.23	$10.75	$9.59	$6.23	N/A	N/A	N/A	N/A
End of period	$21.36	$18.46	$12.56	$11.23	$10.75	$9.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	117,251	87,011	40,454	91,692	74,244	74,163	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.04	$14.63	$12.89	$13.81	$12.03	$9.37	$15.70	$14.67	$12.95	N/A
End of period	$18.85	$18.04	$14.63	$12.89	$13.81	$12.03	$9.37	$15.70	$14.67	N/A
Accumulation units outstanding at the end of period	21,229	30,074	49,203	61,374	45,949	70,089	53,639	24,089	894	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.77	$12.47	$11.69	$11.57	$10.85	$9.75	$11.54	$11.07	$10.47	N/A
End of period	$12.91	$12.77	$12.47	$11.69	$11.57	$10.85	$9.75	$11.54	$11.07	N/A
Accumulation units outstanding at the end of period	53,687	104,991	201,277	136,234	174,967	116,880	80,982	25,512	12,385	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.19	$15.14	$13.39	$14.10	$12.39	$9.87	$15.57	$14.62	$13.06	N/A
End of period	$18.83	$18.19	$15.14	$13.39	$14.10	$12.39	$9.87	$15.57	$14.62	N/A
Accumulation units outstanding at the end of period	66,817	74,102	166,492	265,854	279,384	203,816	191,960	102,671	56,624	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.06	$12.99	$11.95	$12.09	$11.08	$9.53	$12.34	$11.69	$10.80	N/A
End of period	$14.34	$14.06	$12.99	$11.95	$12.09	$11.08	$9.53	$12.34	$11.69	N/A
Accumulation units outstanding at the end of period	152,670	256,383	309,607	289,720	205,115	180,110	74,118	22,053	6,313	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.30	$15.23	$13.66	$14.12	$12.72	$10.51	$14.79	$13.89	$12.63	N/A
End of period	$17.72	$17.30	$15.23	$13.66	$14.12	$12.72	$10.51	$14.79	$13.89	N/A
Accumulation units outstanding at the end of period	207,321	405,510	476,908	517,461	396,480	369,220	110,798	68,011	12,729	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.79	$10.62	$8.89	$9.59	$8.88	$6.34	N/A	N/A	N/A	N/A
End of period	$17.93	$15.79	$10.62	$8.89	$9.59	$8.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91,276	57,105	49,228	47,519	25,142	21,085	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.15	$31.01	$26.62	$27.48	$24.01	$17.07	$30.46	$28.23	$25.33	N/A
End of period	$44.91	$42.15	$31.01	$26.62	$27.48	$24.01	$17.07	$30.46	$28.23	N/A
Accumulation units outstanding at the end of period	46,106	65,401	80,974	75,998	75,264	43,971	26,410	12,708	4,629	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.23	$48.00	$43.11	$44.63	$35.61	$24.74	$42.52	$37.01	$35.35	N/A
End of period	$71.04	$64.23	$48.00	$43.11	$44.63	$35.61	$24.74	$42.52	$37.01	N/A
Accumulation units outstanding at the end of period	23,057	37,607	63,146	88,262	81,323	60,040	49,871	25,536	13,423	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.04	$10.24	$10.19	$10.26	$10.17	$9.63	$10.45	$10.17	N/A	N/A
End of period	$9.89	$10.04	$10.24	$10.19	$10.26	$10.17	$9.63	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	34,057	63,175	104,770	150,064	131,615	130,517	25,976	12,468	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.92	$15.56	$13.31	$13.86	$12.20	$9.08	$15.56	$15.74	$13.38	N/A
End of period	$23.22	$20.92	$15.56	$13.31	$13.86	$12.20	$9.08	$15.56	$15.74	N/A
Accumulation units outstanding at the end of period	26,428	21,113	56,794	80,301	132,736	117,311	117,784	89,636	9,400	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.35	$28.51	$26.42	$26.10	$24.02	$20.48	$26.35	$25.01	$22.45	N/A
End of period	$35.92	$33.35	$28.51	$26.42	$26.10	$24.02	$20.48	$26.35	$25.01	N/A
Accumulation units outstanding at the end of period	75,805	86,375	98,366	99,767	93,214	52,635	39,745	19,960	2,763	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.11	$11.34	$11.56	$11.80	$12.03	$12.26	$12.24	$11.92	$11.63	N/A
End of period	$10.89	$11.11	$11.34	$11.56	$11.80	$12.03	$12.26	$12.24	$11.92	N/A
Accumulation units outstanding at the end of period	42,068	96,646	93,673	115,590	100,925	207,000	351,794	87,389	38,460	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.83	$20.89	$18.32	$19.08	$17.12	$14.08	$21.56	$20.39	$17.20	N/A
End of period	$29.28	$26.83	$20.89	$18.32	$19.08	$17.12	$14.08	$21.56	$20.39	N/A
Accumulation units outstanding at the end of period	16,010	31,651	50,395	60,346	55,892	54,543	30,500	16,471	3,438	N/A

Accumulation Unit Values
Contract with Endorsements - 2.00%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.96	$9.02	$8.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.28	$10.96	$9.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,997	17,998	7,166	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.04	$10.49	$9.45	$9.57	$8.79	$7.55	N/A	N/A	N/A	N/A
End of period	$12.43	$12.04	$10.49	$9.45	$9.57	$8.79	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,679	22,609	29,058	27,037	11,529	10,206	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.70	$9.73	$8.69	$8.94	$8.06	$6.69	$10.47	N/A	N/A	N/A
End of period	$12.05	$11.70	$9.73	$8.69	$8.94	$8.06	$6.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	343	3,874	1,861	1,222	636	2,195	463	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.14	$14.46	$13.28	$13.90	$12.54	N/A	N/A	N/A	N/A	N/A
End of period	$16.17	$16.14	$14.46	$13.28	$13.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,114	2,697	2,863	452	-	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.59	$15.05	$13.79	$14.62	$13.05	N/A	N/A	N/A	N/A	N/A
End of period	$16.57	$16.59	$15.05	$13.79	$14.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,351	21,296	34,252	19,025	19,328	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.55	$15.30	$14.08	$15.06	$13.37	N/A	N/A	N/A	N/A	N/A
End of period	$16.52	$16.55	$15.30	$14.08	$15.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,372	59,855	46,541	39,565	27,424	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.91	$15.76	$14.49	$15.63	$13.77	N/A	N/A	N/A	N/A	N/A
End of period	$16.85	$16.91	$15.76	$14.49	$15.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,902	17,802	44,833	70,848	35,425	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.62	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.87	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,155	5,479	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.32	$11.03	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.14	$14.32	$11.03	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,368	16,210	19,848	24,757	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.40	$10.93	$10.55	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.31	$10.40	$10.93	$10.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,873	16,061	112,210	40,814	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.59	$10.04	$8.69	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.56	$12.59	$10.04	$8.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,646	5,399	3,256	7,875	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.20	$10.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,661	15,132	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.75	$11.32	$9.88	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.93	$14.75	$11.32	$9.88	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,286	19,051	20,887	21,139	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.28	$10.34	$8.99	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$12.28	$10.34	$8.99	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,889	6,907	6,416	15,285	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.78	$10.83	$9.42	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.59	$11.78	$10.83	$9.42	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,394	17,727	14,003	18,255	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52	$13.64	N/A	N/A	N/A
End of period	$8.93	$10.62	$9.89	$10.02	$11.03	$9.58	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,968	52,692	103,136	66,119	80,886	130,058	71,975	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.69	$10.43	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.67	$11.69	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,761	54,488	52,681	28,025	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	$25.29	N/A
End of period	$36.72	$34.41	$25.26	$23.29	$23.59	$21.36	$16.16	$27.89	$25.93	N/A
Accumulation units outstanding at the end of period	13,542	12,424	16,056	18,112	33,668	35,955	34,957	22,901	22,533	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.56	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.33	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,552	6,985	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	$10.70	N/A
End of period	$12.80	$12.99	$11.47	$10.35	$11.08	$10.37	$8.64	$12.29	$11.62	N/A
Accumulation units outstanding at the end of period	9,055	11,778	19,864	19,774	30,975	43,256	110,266	65,988	57,297	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31	$21.88	N/A
End of period	$31.29	$31.19	$25.82	$22.52	$24.05	$21.95	$16.20	$28.74	$24.31	N/A
Accumulation units outstanding at the end of period	8,424	8,649	9,061	14,532	14,201	28,133	29,822	18,356	6,038	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	$16.57	N/A
End of period	$23.89	$22.19	$16.75	$15.03	$15.46	$14.10	$10.75	$17.99	$18.25	N/A
Accumulation units outstanding at the end of period	9,126	7,082	7,356	9,151	6,490	4,053	2,948	3,007	3,062	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	$18.71	N/A
End of period	$35.59	$35.33	$27.62	$24.76	$25.85	$19.44	$14.64	$24.20	$22.03	N/A
Accumulation units outstanding at the end of period	9,184	15,825	12,877	72,489	10,715	22,127	108,299	72,239	13,492	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.96	$8.64	$7.20	$9.31	$7.96	$4.79	N/A	N/A	N/A	N/A
End of period	$8.24	$7.96	$8.64	$7.20	$9.31	$7.96	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,829	10,122	16,513	47,798	116,524	179,761	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.94	$7.25	$5.99	$8.48	$7.40	$4.14	N/A	N/A	N/A	N/A
End of period	$7.58	$6.94	$7.25	$5.99	$8.48	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,627	28,823	42,144	28,306	51,231	67,375	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	$9.90	N/A	N/A	N/A
End of period	$11.49	$11.42	$9.40	$8.27	$8.55	$7.90	$6.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	102,602	100,673	104,447	101,436	110,603	132,989	138,050	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.88	$8.52	$7.12	$7.73	$7.37	$5.75	$9.87	N/A	N/A	N/A
End of period	$10.41	$10.88	$8.52	$7.12	$7.73	$7.37	$5.75	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,366	6,595	3,197	3,315	1,585	10,361	9,639	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.78	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.50	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	174,019	271,840	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	$10.83	N/A	N/A
End of period	$13.38	$13.23	$11.83	$10.76	$10.71	$9.70	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	80,619	82,836	80,643	74,039	68,924	81,762	62,449	65,374	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.69	$8.24	$6.60	$7.87	$6.66	$4.45	N/A	N/A	N/A	N/A
End of period	$9.49	$10.69	$8.24	$6.60	$7.87	$6.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,029	80,462	84,194	78,053	23,208	17,000	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	$9.83	N/A	N/A	N/A
End of period	$11.65	$11.08	$8.81	$7.91	$8.12	$7.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,971	26,746	32,218	29,847	29,173	26,817	39,994	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	$10.88	N/A
End of period	$17.53	$17.85	$13.55	$11.76	$12.33	$9.92	$7.57	$11.55	$12.56	N/A
Accumulation units outstanding at the end of period	27,857	14,873	24,515	29,536	124,612	169,482	44,711	48,086	41,922	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	$17.69	N/A
End of period	$23.02	$22.29	$22.98	$21.75	$20.89	$19.80	$17.69	$19.03	$18.15	N/A
Accumulation units outstanding at the end of period	97,845	74,253	95,375	89,805	126,893	157,060	189,461	245,395	176,268	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.12	$14.52	$12.34	$13.21	$11.61	$9.63	N/A	N/A	N/A	N/A
End of period	$12.22	$13.12	$14.52	$12.34	$13.21	$11.61	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,013	18,488	20,544	37,728	57,012	54,390	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	$11.24	N/A
End of period	$19.51	$17.59	$13.52	$11.69	$12.76	$10.46	$8.05	$12.85	$12.75	N/A
Accumulation units outstanding at the end of period	29,039	29,131	26,342	65,415	45,048	37,416	30,591	39,030	31,918	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.45	$8.71	$7.43	$8.48	$7.96	$6.50	$10.64	N/A	N/A	N/A
End of period	$12.79	$11.45	$8.71	$7.43	$8.48	$7.96	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,285	8,392	14,146	7,305	14,865	19,634	58,885	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	$11.55	N/A
End of period	$15.86	$14.07	$13.97	$11.11	$12.09	$10.53	$8.10	$12.86	$15.44	N/A
Accumulation units outstanding at the end of period	152,844	257,540	143,030	41,476	42,897	65,404	46,249	37,210	36,998	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	$13.81	N/A
End of period	$18.13	$18.45	$15.82	$13.94	$15.28	$13.88	$10.33	$17.85	$16.59	N/A
Accumulation units outstanding at the end of period	17,276	15,890	16,046	18,309	29,628	28,542	172,050	199,855	23,739	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	$11.53	N/A
End of period	$17.37	$16.36	$11.95	$10.84	$11.85	$10.30	$8.45	$13.84	$12.20	N/A
Accumulation units outstanding at the end of period	9,685	8,186	9,758	129,426	165,213	372,287	515,785	497,765	41,493	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	$17.65	N/A
End of period	$25.08	$23.42	$18.26	$17.29	$18.69	$15.50	$11.32	$18.92	$19.82	N/A
Accumulation units outstanding at the end of period	5,699	5,252	25,532	84,017	88,980	84,900	151,475	140,932	65,069	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	$12.44	N/A
End of period	$23.79	$22.47	$16.41	$14.23	$14.72	$11.90	$9.00	$15.24	$13.96	N/A
Accumulation units outstanding at the end of period	9,847	6,173	8,075	8,996	14,878	12,551	10,623	13,578	8,603	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.08	$11.62	$10.11	$11.15	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	$14.08	$11.62	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,497	111,768	111,439	129,608	132,188	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	$11.68	N/A
End of period	$12.43	$14.17	$11.90	$10.36	$12.13	$11.51	$9.02	$16.58	$15.10	N/A
Accumulation units outstanding at the end of period	132,358	95,592	70,553	78,341	173,071	227,707	146,983	222,319	376,817	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	$20.63	N/A
End of period	$35.93	$32.97	$23.68	$20.78	$22.53	$18.30	$13.06	$23.98	$22.67	N/A
Accumulation units outstanding at the end of period	3,649	2,843	5,389	6,179	9,097	22,449	19,501	18,564	12,442	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	$14.76	N/A
End of period	$18.59	$17.99	$19.02	$18.72	$17.39	$16.53	$16.26	$15.57	$14.94	N/A
Accumulation units outstanding at the end of period	20,042	23,364	49,049	43,531	77,936	60,855	142,804	65,716	61,101	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	$10.85	N/A	N/A
End of period	$12.00	$12.92	$13.33	$11.13	$13.80	$11.55	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	27,638	31,274	61,152	149,174	250,506	281,351	182,440	185,843	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.93	$16.35	$14.17	$13.28	$11.03	$7.36	$11.59	$12.17	$11.06	N/A
End of period	$21.95	$21.93	$16.35	$14.17	$13.28	$11.03	$7.36	$11.59	$12.17	N/A
Accumulation units outstanding at the end of period	61,431	77,819	106,916	112,038	165,315	247,640	404,270	555,707	652,743	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	$10.90	N/A
End of period	$13.30	$12.85	$13.47	$13.27	$12.63	$12.17	$11.74	$11.55	$11.07	N/A
Accumulation units outstanding at the end of period	81,509	99,640	121,667	117,698	166,080	206,483	221,706	278,706	295,406	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	$4.37	N/A
End of period	$7.16	$6.93	$5.84	$4.95	$5.22	$4.34	$3.53	$5.96	$5.83	N/A
Accumulation units outstanding at the end of period	7,988	12,211	10,706	14,538	6,815	11,282	12,852	35,869	46,705	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24	$10.11	N/A
End of period	$20.38	$18.76	$13.56	$11.21	$10.73	$8.92	$6.83	$10.15	$11.24	N/A
Accumulation units outstanding at the end of period	5,813	19,638	12,651	3,073	6,905	3,500	4,881	3,492	4,803	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94	$8.62	N/A
End of period	$13.81	$12.84	$10.03	$9.20	$7.95	$6.51	$5.73	$10.83	$10.94	N/A
Accumulation units outstanding at the end of period	92,176	120,368	150,382	171,335	296,492	451,089	563,625	655,780	813,239	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,252	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.76	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.22	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	99,288	82,824	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.71	$11.49	$10.79	$11.88	$11.87	N/A	N/A	N/A	N/A	N/A
End of period	$13.93	$14.71	$11.49	$10.79	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39	12,854	2,848	2,187	540	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24	$12.24	N/A
End of period	$11.03	$9.95	$7.62	$6.16	$7.21	$6.49	$5.58	$11.53	$14.24	N/A
Accumulation units outstanding at the end of period	22,463	14,951	12,182	18,736	36,016	69,628	45,264	15,087	13,484	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96	$12.35	N/A
End of period	$17.60	$16.20	$14.58	$12.11	$13.46	$11.97	$9.32	$18.47	$16.96	N/A
Accumulation units outstanding at the end of period	91,474	104,478	136,106	140,913	195,424	323,459	459,985	575,140	715,137	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.57	$9.90	$10.30	$10.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.26	$9.57	$9.90	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85	593	1,484	1,923	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49	$11.03	N/A
End of period	$23.55	$19.20	$13.90	$11.97	$11.01	$10.81	$9.12	$12.11	$11.49	N/A
Accumulation units outstanding at the end of period	38,594	19,174	15,896	13,793	17,657	32,267	55,854	35,355	27,783	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.28	$10.12	$9.06	$9.44	$8.32	$6.78	N/A	N/A	N/A	N/A
End of period	$12.67	$12.28	$10.12	$9.06	$9.44	$8.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,521	7,366	27,884	13,443	-	15,180	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	$14.84	N/A
End of period	$15.99	$17.37	$14.59	$12.62	$14.67	$14.01	$11.06	$19.76	$18.27	N/A
Accumulation units outstanding at the end of period	81,730	92,067	107,256	94,880	122,913	182,666	213,011	209,172	218,310	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	$11.82	N/A
End of period	$16.84	$15.43	$11.96	$10.33	$10.76	$9.38	$7.71	$13.68	$13.76	N/A
Accumulation units outstanding at the end of period	750,798	413,046	573,553	629,694	830,226	1,115,478	1,285,157	1,779,461	2,310,639	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	$10.69	N/A	N/A
End of period	$12.74	$12.15	$9.37	$8.36	$9.46	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	30,179	29,990	30,686	28,838	58,265	116,506	144,462	181,801	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77	$10.49	N/A
End of period	$20.49	$17.65	$12.76	$10.88	$10.89	$9.48	$7.21	$12.57	$10.77	N/A
Accumulation units outstanding at the end of period	14,344	13,685	17,665	19,165	37,462	77,247	91,586	111,617	106,242	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80	$22.63	N/A
End of period	$33.25	$37.84	$30.80	$30.11	$29.74	$25.48	$21.64	$35.54	$26.80	N/A
Accumulation units outstanding at the end of period	26,415	30,479	23,653	28,973	37,024	51,316	30,873	37,347	32,791	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.01	$13.59	$12.38	$12.87	$11.63	N/A	N/A	N/A	N/A	N/A
End of period	$15.18	$15.01	$13.59	$12.38	$12.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,852	2,410	2,549	2,275	9,773	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	$10.16	N/A	N/A
End of period	$15.01	$14.56	$10.57	$9.67	$9.40	$8.23	$7.07	$10.72	N/A	N/A
Accumulation units outstanding at the end of period	76,336	109,979	268	-	417	6,329	674	377	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	$13.87	N/A
End of period	$24.67	$23.04	$17.68	$15.38	$16.04	$13.00	$9.61	$15.71	$14.92	N/A
Accumulation units outstanding at the end of period	59,167	126,843	81,200	68,696	94,276	161,818	237,759	221,026	229,918	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	$10.57	N/A
End of period	$16.69	$15.06	$11.67	$10.32	$10.37	$9.25	$7.49	$12.25	$11.92	N/A
Accumulation units outstanding at the end of period	342,972	348,503	336,378	202,753	247,059	348,454	417,138	434,438	442,231	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.30	$11.40	$10.22	$11.30	$9.54	$6.03	$8.81	N/A	N/A	N/A
End of period	$15.52	$15.30	$11.40	$10.22	$11.30	$9.54	$6.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,190	27,528	27,617	25,774	57,349	49,386	23,599	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	$13.23	N/A
End of period	$21.37	$20.84	$15.36	$13.52	$14.42	$11.64	$9.33	$14.62	$15.24	N/A
Accumulation units outstanding at the end of period	140,300	201,875	175,195	87,763	157,596	216,727	237,007	233,169	229,893	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	$5.58	N/A
End of period	$10.23	$8.66	$7.00	$6.42	$6.57	$5.98	$3.72	$6.71	$5.98	N/A
Accumulation units outstanding at the end of period	41,546	42,159	32,452	47,802	53,617	88,804	31,229	49,666	40,402	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.05	$9.87	$9.23	$12.22	$10.18	$9.06	$17.58	$15.01	$15.53	N/A
End of period	$13.78	$13.05	$9.87	$9.23	$12.22	$10.18	$9.06	$17.58	$15.01	N/A
Accumulation units outstanding at the end of period	67,952	76,092	108,923	126,157	165,209	287,664	357,153	466,468	579,885	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	165	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.18	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,201	7,109	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	$12.37	N/A
End of period	$17.39	$17.41	$14.07	$11.91	$13.24	$11.70	$8.56	$14.77	$14.18	N/A
Accumulation units outstanding at the end of period	16,567	27,687	23,550	52,075	56,179	35,071	36,547	36,432	45,552	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	$10.88	N/A	N/A	N/A
End of period	$13.08	$12.91	$14.50	$13.64	$12.46	$11.80	$10.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,586	111,077	396,456	355,208	262,799	305,439	375,465	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	$13.45	N/A
End of period	$18.09	$17.75	$18.50	$17.46	$16.99	$16.11	$14.24	$14.47	$13.64	N/A
Accumulation units outstanding at the end of period	111,589	126,395	178,799	163,536	397,399	457,617	469,276	295,677	198,931	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.67	$10.43	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.48	$10.67	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,151	79,373	21,590	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	$12.52	N/A
End of period	$17.72	$18.06	$17.03	$14.88	$14.50	$12.79	$8.92	$13.14	$13.56	N/A
Accumulation units outstanding at the end of period	42,364	32,700	54,608	54,163	72,736	96,879	63,810	106,571	82,181	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.76	$10.67	$9.35	$10.30	$8.11	$5.62	N/A	N/A	N/A	N/A
End of period	$15.98	$14.76	$10.67	$9.35	$10.30	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,442	4,023	1,501	2,694	4,873	2,049	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.56	$10.82	$9.22	$10.23	$8.17	N/A	N/A	N/A	N/A	N/A
End of period	$15.11	$14.56	$10.82	$9.22	$10.23	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,772	4,119	3,962	-	1,899	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	$19.24	N/A
End of period	$26.57	$24.09	$17.53	$15.46	$16.65	$14.46	$10.20	$19.72	$21.32	N/A
Accumulation units outstanding at the end of period	5,467	3,316	5,171	2,463	22,855	28,976	25,776	24,746	23,195	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.36	$10.34	$8.10	$10.08	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.17	$14.36	$10.34	$8.10	$10.08	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,243	26,079	31,546	35,545	41,558	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65	$9.91	N/A	N/A	N/A
End of period	$19.24	$17.16	$12.19	$10.70	$10.31	$9.24	$6.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103,315	130,910	117,660	116,196	130,817	186,554	125,870	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.57	$13.25	$11.60	$10.70	$9.69	$6.86	$9.91	N/A	N/A	N/A
End of period	$20.03	$18.57	$13.25	$11.60	$10.70	$9.69	$6.86	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,772	74,691	35,320	10,618	26,246	9,410	3,048	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.53	$12.11	$10.95	$9.94	$8.58	$7.09	N/A	N/A	N/A	N/A
End of period	$17.30	$15.53	$12.11	$10.95	$9.94	$8.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	72,336	56,828	38,806	94,490	25,615	277	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.45	$12.55	$11.22	$10.75	$9.59	$6.23	$9.91	N/A	N/A	N/A
End of period	$21.35	$18.45	$12.55	$11.22	$10.75	$9.59	$6.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,034	16,579	13,766	7,640	8,802	8,022	1,174	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	$12.95	N/A
End of period	$18.83	$18.03	$14.62	$12.88	$13.80	$12.02	$9.36	$15.69	$14.67	N/A
Accumulation units outstanding at the end of period	15,155	15,687	10,115	26,061	5,445	11,614	7,205	19,660	10,923	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47	N/A
End of period	$12.90	$12.77	$12.46	$11.69	$11.56	$10.85	$9.75	$11.53	$11.07	N/A
Accumulation units outstanding at the end of period	36,683	44,403	56,215	51,681	44,256	46,155	73,562	256,249	86,421	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	$13.06	N/A
End of period	$18.82	$18.17	$15.13	$13.38	$14.09	$12.38	$9.86	$15.57	$14.61	N/A
Accumulation units outstanding at the end of period	44,311	52,743	87,592	59,175	72,380	92,588	90,886	96,140	99,808	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	$10.80	N/A
End of period	$14.32	$14.05	$12.98	$11.94	$12.08	$11.07	$9.52	$12.33	$11.68	N/A
Accumulation units outstanding at the end of period	115,066	147,368	179,308	122,407	219,780	271,338	282,466	242,408	216,955	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	$12.63	N/A
End of period	$17.70	$17.28	$15.22	$13.65	$14.11	$12.72	$10.51	$14.79	$13.89	N/A
Accumulation units outstanding at the end of period	165,059	175,494	173,758	190,482	243,625	279,330	280,913	287,963	270,375	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.78	$10.61	$8.89	$9.59	$8.88	$6.34	$10.06	N/A	N/A	N/A
End of period	$17.93	$15.78	$10.61	$8.89	$9.59	$8.88	$6.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,930	6,124	5,603	5,224	5,572	4,878	5,740	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	$25.31	N/A
End of period	$44.87	$42.11	$30.98	$26.60	$27.46	$23.99	$17.06	$30.45	$28.21	N/A
Accumulation units outstanding at the end of period	20,145	25,745	70,911	72,362	74,919	47,644	50,537	48,547	42,769	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	$35.34	N/A
End of period	$70.98	$64.18	$47.96	$43.08	$44.60	$35.59	$24.73	$42.50	$36.99	N/A
Accumulation units outstanding at the end of period	30,032	33,260	73,724	66,336	85,657	120,486	141,715	118,552	126,908	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	$10.17	N/A	N/A
End of period	$9.88	$10.04	$10.23	$10.19	$10.26	$10.16	$9.63	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	45,932	50,376	73,881	117,891	103,901	118,815	84,118	172,154	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	$13.37	N/A
End of period	$23.21	$20.91	$15.55	$13.30	$13.85	$12.20	$9.08	$15.55	$15.74	N/A
Accumulation units outstanding at the end of period	29,439	27,952	94,610	152,999	206,746	273,658	371,818	314,809	72,346	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99	$22.43	N/A
End of period	$35.88	$33.32	$28.49	$26.40	$26.08	$24.01	$20.46	$26.33	$24.99	N/A
Accumulation units outstanding at the end of period	32,726	38,794	14,785	13,477	26,902	36,375	40,970	50,373	33,061	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90	$11.62	N/A
End of period	$10.87	$11.09	$11.31	$11.54	$11.78	$12.01	$12.24	$12.22	$11.90	N/A
Accumulation units outstanding at the end of period	62,217	180,026	59,592	51,495	123,828	212,980	374,647	146,640	62,225	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	$17.20	N/A
End of period	$29.27	$26.82	$20.88	$18.31	$19.07	$17.11	$14.08	$21.55	$20.39	N/A
Accumulation units outstanding at the end of period	40,294	51,581	17,647	19,990	24,038	24,161	29,948	42,581	38,886	N/A

Accumulation Unit Values
Contract with Endorsements - 2.01%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.69	$9.72	$8.69	$8.94	$8.05	N/A	N/A	N/A	N/A	N/A
End of period	$12.04	$11.69	$9.72	$8.69	$8.94	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,891	11,185	17,915	7,205	8,034	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.54	$15.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.52	$16.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,563	6,340	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.32	$11.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.14	$14.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,975	7,671	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,279	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.61	$9.89	$10.01	$11.03	$9.58	$6.52	$13.64	N/A	N/A	N/A
End of period	$8.92	$10.61	$9.89	$10.01	$11.03	$9.58	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,357	4,766	11,101	12,240	22,672	28,140	18,594	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.34	$25.21	$23.26	$23.55	$21.33	$16.14	$27.85	$25.90	$25.26	N/A
End of period	$36.65	$34.34	$25.21	$23.26	$23.55	$21.33	$16.14	$27.85	$25.90	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.97	$11.45	$10.34	$11.07	$10.36	$8.63	$12.28	$11.61	$10.69	N/A
End of period	$12.78	$12.97	$11.45	$10.34	$11.07	$10.36	$8.63	$12.28	$11.61	N/A
Accumulation units outstanding at the end of period	12,971	13,321	22,423	9,561	10,189	9,992	-	-	-	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.22	$16.77	$15.02	$15.44	$14.08	$10.74	$17.97	$18.23	$16.56	N/A
End of period	$23.92	$22.22	$16.77	$15.02	$15.44	$14.08	$10.74	$17.97	$18.23	N/A
Accumulation units outstanding at the end of period	5,796	5,850	-	-	-	-	-	-	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.27	$27.58	$24.72	$25.82	$19.42	$14.62	$24.18	$22.01	$18.70	N/A
End of period	$35.53	$35.27	$27.58	$24.72	$25.82	$19.42	$14.62	$24.18	$22.01	N/A
Accumulation units outstanding at the end of period	-	-	1,578	1,740	-	-	-	2,276	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.95	$8.64	$7.19	$9.31	$7.96	N/A	N/A	N/A	N/A	N/A
End of period	$8.24	$7.95	$8.64	$7.19	$9.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,340	4,786	5,284	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.94	$7.25	$5.99	$8.47	$7.39	N/A	N/A	N/A	N/A	N/A
End of period	$7.57	$6.94	$7.25	$5.99	$8.47	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,828	11,120	21,615	10,834	23,200	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.41	$9.39	$8.27	$8.55	$7.90	$6.20	N/A	N/A	N/A	N/A
End of period	$11.48	$11.41	$9.39	$8.27	$8.55	$7.90	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,987	18,618	8,026	9,135	9,993	9,973	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.87	$8.51	$7.12	$7.73	$7.37	$5.74	$9.87	N/A	N/A	N/A
End of period	$10.41	$10.87	$8.51	$7.12	$7.73	$7.37	$5.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	13,621	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.22	$11.83	$10.76	$10.70	$9.70	$7.45	$10.81	$10.83	N/A	N/A
End of period	$13.37	$13.22	$11.83	$10.76	$10.70	$9.70	$7.45	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	10,365	10,448	10,550	12,732	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.69	$8.23	$6.60	$7.87	$6.66	$4.45	N/A	N/A	N/A	N/A
End of period	$9.49	$10.69	$8.23	$6.60	$7.87	$6.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	12,500	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.07	$8.80	$7.90	$8.12	$7.43	$5.98	$9.83	N/A	N/A	N/A
End of period	$11.64	$11.07	$8.80	$7.90	$8.12	$7.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	12,855	12,958	13,084	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.82	$13.53	$11.74	$12.31	$9.90	$7.56	$11.54	$12.55	$10.88	N/A
End of period	$17.50	$17.82	$13.53	$11.74	$12.31	$9.90	$7.56	$11.54	$12.55	N/A
Accumulation units outstanding at the end of period	-	-	3,281	28,251	-	-	-	4,620	-	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.24	$22.94	$21.72	$20.85	$19.77	$17.67	$19.01	$18.13	$17.67	N/A
End of period	$22.98	$22.24	$22.94	$21.72	$20.85	$19.77	$17.67	$19.01	$18.13	N/A
Accumulation units outstanding at the end of period	11,147	11,268	4,644	-	-	-	-	-	-	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.12	$14.53	$12.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.23	$13.12	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,993	7,182	7,354	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.58	$13.51	$11.68	$12.75	$10.46	$8.04	$12.84	$12.75	$11.24	N/A
End of period	$19.49	$17.58	$13.51	$11.68	$12.75	$10.46	$8.04	$12.84	$12.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.45	$8.70	$7.42	$8.48	$7.96	N/A	N/A	N/A	N/A	N/A
End of period	$12.78	$11.45	$8.70	$7.42	$8.48	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	4,974	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.06	$13.96	$11.10	$12.08	$10.52	$8.10	$12.85	$15.43	$11.55	N/A
End of period	$15.85	$14.06	$13.96	$11.10	$12.08	$10.52	$8.10	$12.85	$15.43	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	8,307	-	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.41	$15.79	$13.92	$15.25	$13.86	$10.32	$17.83	$16.57	$13.79	N/A
End of period	$18.09	$18.41	$15.79	$13.92	$15.25	$13.86	$10.32	$17.83	$16.57	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,346	7,346	-	-	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.34	$11.94	$10.83	$11.84	$10.29	$8.45	$13.83	$12.19	$11.53	N/A
End of period	$17.35	$16.34	$11.94	$10.83	$11.84	$10.29	$8.45	$13.83	$12.19	N/A
Accumulation units outstanding at the end of period	7,533	7,601	-	-	-	-	-	-	-	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.38	$18.23	$17.26	$18.67	$15.48	$11.31	$18.90	$19.81	$17.64	N/A
End of period	$25.04	$23.38	$18.23	$17.26	$18.67	$15.48	$11.31	$18.90	$19.81	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.44	$16.39	$14.21	$14.70	$11.89	$9.00	$15.23	$13.95	$12.43	N/A
End of period	$23.75	$22.44	$16.39	$14.21	$14.70	$11.89	$9.00	$15.23	$13.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.07	$11.61	$10.11	$11.15	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.24	$14.07	$11.61	$10.11	$11.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	17,680	11,623	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.15	$11.88	$10.35	$12.12	$11.49	$9.01	$16.56	$15.09	$11.67	N/A
End of period	$12.41	$14.15	$11.88	$10.35	$12.12	$11.49	$9.01	$16.56	$15.09	N/A
Accumulation units outstanding at the end of period	7,632	7,684	-	-	6,384	6,436	12,996	12,516	-	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.75	$23.53	$20.70	$22.49	$18.27	$13.04	$23.95	$22.64	$20.61	N/A
End of period	$35.69	$32.75	$23.53	$20.70	$22.49	$18.27	$13.04	$23.95	$22.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.96	$18.99	$18.69	$17.36	$16.50	$16.24	$15.55	$14.92	$14.74	N/A
End of period	$18.55	$17.96	$18.99	$18.69	$17.36	$16.50	$16.24	$15.55	$14.92	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.91	$13.32	$11.12	$13.79	$11.54	$6.86	$14.01	$10.84	N/A	N/A
End of period	$11.99	12.91	$13.32	$11.12	$13.79	$11.54	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,324	9,178	21,207	22,241	23,524	9,823	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.90	$16.33	$14.15	$13.26	$11.02	$7.35	$11.58	$12.16	$11.05	N/A
End of period	$21.92	$21.90	$16.33	$14.15	$13.26	$11.02	$7.35	$11.58	$12.16	N/A
Accumulation units outstanding at the end of period	-	-	7,043	27,516	19,750	19,750	19,750	21,935	21,935	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.83	$13.46	$13.25	$12.62	$12.16	$11.73	$11.54	$11.07	$10.90	N/A
End of period	$13.28	$12.83	$13.46	$13.25	$12.62	$12.16	$11.73	$11.54	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.92	$5.83	$4.94	$5.21	$4.34	$3.52	$5.96	$5.83	$4.37	N/A
End of period	$7.15	$6.92	$5.83	$4.94	$5.21	$4.34	$3.52	$5.96	$5.83	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.73	$13.54	$11.19	$10.72	$8.91	$6.83	$10.14	$11.23	$10.10	N/A
End of period	$20.34	$18.73	$13.54	$11.19	$10.72	$8.91	$6.83	$10.14	$11.23	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.82	$10.02	$9.19	$7.95	$6.50	$5.73	$10.83	$10.93	$8.61	N/A
End of period	$13.79	$12.82	$10.02	$9.19	$7.95	$6.50	$5.73	$10.83	$10.93	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	47,100	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.70	$11.49	$10.79	$11.88	$11.87	$8.59	N/A	N/A	N/A	N/A
End of period	$13.92	$14.70	$11.49	$10.79	$11.88	$11.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	5,707	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.93	$7.60	$6.15	$7.20	$6.47	$5.57	$11.51	$14.22	$12.22	N/A
End of period	$11.01	$9.93	$7.60	$6.15	$7.20	$6.47	$5.57	$11.51	$14.22	N/A
Accumulation units outstanding at the end of period	-	-	-	88,790	9,599	18,785	9,110	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.17	$14.56	$12.09	$13.45	$11.96	$9.31	$18.46	$16.95	$12.34	N/A
End of period	$17.57	$16.17	$14.56	$12.09	$13.45	$11.96	$9.31	$18.46	$16.95	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	80,632	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.17	$13.89	$11.95	$11.00	$10.80	$9.11	$12.10	$11.48	$11.02	N/A
End of period	$23.52	$19.17	$13.89	$11.95	$11.00	$10.80	$9.11	$12.10	$11.48	N/A
Accumulation units outstanding at the end of period	4,948	5,703	-	-	3,965	5,144	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.35	$14.58	$12.60	$14.66	$14.00	$11.05	$19.75	$18.26	$14.83	N/A
End of period	$15.97	$17.35	$14.58	$12.60	$14.66	$14.00	$11.05	$19.75	$18.26	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.42	$11.95	$10.33	$10.76	$9.37	$7.70	$13.68	$13.76	$11.81	N/A
End of period	$16.82	$15.42	$11.95	$10.33	$10.76	$9.37	$7.70	$13.68	$13.76	N/A
Accumulation units outstanding at the end of period	17,276	17,762	3,130	3,708	237,126	83,862	355,185	363,259	374,300	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.14	$9.36	$8.36	$9.46	$8.49	$6.29	$11.90	$10.69	N/A	N/A
End of period	$12.73	$12.14	$9.36	$8.36	$9.46	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,000	4,330	12,679	13,594	55,387	107,165	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.64	$12.76	$10.88	$10.88	$9.47	$7.21	$12.57	$10.77	$10.50	N/A
End of period	$20.48	$17.64	$12.76	$10.88	$10.88	$9.47	$7.21	$12.57	$10.77	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	32,595	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.78	$30.75	$30.07	$29.71	$25.45	$21.62	$35.51	$26.78	$22.62	N/A
End of period	$33.19	$37.78	$30.75	$30.07	$29.71	$25.45	$21.62	$35.51	$26.78	N/A
Accumulation units outstanding at the end of period	-	-	3,364	3,709	7,606	9,215	9,724	3,868	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$15.00	$13.58	$12.37	$12.86	$11.63	$9.55	N/A	N/A	N/A	N/A
End of period	$15.17	$15.00	$13.58	$12.37	$12.86	$11.63	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,486	3,306	-	-	-	5,040	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.55	$10.56	$9.67	$9.40	$8.23	$7.06	$10.71	$10.16	N/A	N/A
End of period	$15.00	$14.55	$10.56	$9.67	$9.40	$8.23	$7.06	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	16,181	19,888	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$23.02	$17.66	$15.37	$16.02	$12.99	$9.60	$15.70	$14.91	$13.87	N/A
End of period	$24.64	$23.02	$17.66	$15.37	$16.02	$12.99	$9.60	$15.70	$14.91	N/A
Accumulation units outstanding at the end of period	-	-	6,545	7,216	7,980	9,479	11,492	16,101	17,980	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.04	$11.66	$10.31	$10.36	$9.24	$7.48	$12.25	$11.91	$10.56	N/A
End of period	$16.67	$15.04	$11.66	$10.31	$10.36	$9.24	$7.48	$12.25	$11.91	N/A
Accumulation units outstanding at the end of period	8,594	8,675	-	-	-	-	-	-	-	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.29	$11.40	$10.22	$11.29	$9.54	N/A	N/A	N/A	N/A	N/A
End of period	$15.51	$15.29	$11.40	$10.22	$11.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,429	5,100	5,412	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.81	$15.34	$13.50	$14.40	$11.63	$9.32	$14.61	$15.23	$13.23	N/A
End of period	$21.35	$20.81	$15.34	$13.50	$14.40	$11.63	$9.32	$14.61	$15.23	N/A
Accumulation units outstanding at the end of period	-	-	5,017	5,532	6,205	7,129	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.64	$6.99	$6.41	$6.56	$5.97	$3.72	$6.71	$5.98	$5.57	N/A
End of period	$10.22	$8.64	$6.99	$6.41	$6.56	$5.97	$3.72	$6.71	$5.98	N/A
Accumulation units outstanding at the end of period	-	-	3,396	46,564	49,665	42,501	21,128	174,057	-	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.03	$9.86	$9.22	$12.21	$10.18	$9.05	$17.58	$15.01	$15.53	N/A
End of period	$13.76	$13.03	$9.86	$9.22	$12.21	$10.18	$9.05	$17.58	$15.01	N/A
Accumulation units outstanding at the end of period	-	-	-	3,635	4,279	9,219	28,503	33,123	62,854	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.39	$14.05	$11.90	$13.22	$11.69	$8.56	$14.76	$14.17	$12.36	N/A
End of period	$17.37	$17.39	$14.05	$11.90	$13.22	$11.69	$8.56	$14.76	$14.17	N/A
Accumulation units outstanding at the end of period	-	-	6,124	14,197	14,624	15,343	17,934	21,411	4,880	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.91	$14.49	$13.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.07	$12.91	$14.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,294	7,491	87,384	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.73	$18.47	$17.43	$16.97	$16.09	$14.22	$14.45	$13.63	$13.43	N/A
End of period	$18.06	$17.73	$18.47	$17.43	$16.97	$16.09	$14.22	$14.45	$13.63	N/A
Accumulation units outstanding at the end of period	-	-	91,663	14,985	15,992	15,633	4,022	4,467	4,467	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,356	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.03	$17.00	$14.86	$14.48	$12.78	$8.91	$13.13	$13.55	$12.51	N/A
End of period	$17.69	$18.03	$17.00	$14.86	$14.48	$12.78	$8.91	$13.13	$13.55	N/A
Accumulation units outstanding at the end of period	22,063	22,423	30,799	8,595	17,433	17,982	-	7,939	-	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.05	$17.50	$15.44	$16.62	$14.44	$10.19	$19.70	$21.30	$19.22	N/A
End of period	$26.51	$24.05	$17.50	$15.44	$16.62	$14.44	$10.19	$19.70	$21.30	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.36	$10.34	$8.10	$10.07	$8.14	$5.92	N/A	N/A	N/A	N/A
End of period	$14.16	14.36	$10.34	$8.10	$10.07	$8.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	7,134	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.14	$12.18	$10.69	$10.30	$9.24	N/A	N/A	N/A	N/A	N/A
End of period	$19.22	$17.14	$12.18	$10.69	$10.30	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	7,887	5,928	7,065	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.52	$12.11	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.29	$15.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,589	8,672	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$18.00	$14.60	$12.86	$13.78	$12.01	$9.35	$15.68	$14.66	$12.94	N/A
End of period	$18.80	$18.00	$14.60	$12.86	$13.78	$12.01	$9.35	$15.68	$14.66	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.76	$12.45	$11.68	$11.56	$10.85	$9.75	$11.53	$11.07	$10.47	N/A
End of period	$12.89	$12.76	$12.45	$11.68	$11.56	$10.85	$9.75	$11.53	$11.07	N/A
Accumulation units outstanding at the end of period	-	-	-	-	85,755	-	-	-	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.15	$15.10	$13.36	$14.07	$12.37	$9.85	$15.55	$14.60	$13.05	N/A
End of period	$18.79	$18.15	$15.10	$13.36	$14.07	$12.37	$9.85	$15.55	$14.60	N/A
Accumulation units outstanding at the end of period	15,244	31,294	42,008	68,562	68,562	68,562	68,562	68,562	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.04	$12.97	$11.93	$12.07	$11.07	$9.52	$12.33	$11.68	$10.79	N/A
End of period	$14.31	$14.04	$12.97	$11.93	$12.07	$11.07	$9.52	$12.33	$11.68	N/A
Accumulation units outstanding at the end of period	39,688	7,594	9,530	10,494	11,647	11,505	-	51,615	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.26	$15.20	$13.63	$14.09	$12.70	$10.50	$14.77	$13.87	$12.62	N/A
End of period	$17.68	$17.26	$15.20	$13.63	$14.09	$12.70	$10.50	$14.77	$13.87	N/A
Accumulation units outstanding at the end of period	25,156	7,037	14,591	8,214	9,112	9,148	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$42.03	$30.93	$26.55	$27.41	$23.96	$17.03	$30.41	$28.18	$25.28	N/A
End of period	$44.78	$42.03	$30.93	$26.55	$27.41	$23.96	$17.03	$30.41	$28.18	N/A
Accumulation units outstanding at the end of period	-	-	-	10,408	-	-	-	-	-	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$64.06	$47.88	$43.01	$44.53	$35.54	$24.69	$42.45	$36.95	$35.30	N/A
End of period	$70.84	$64.06	$47.88	$43.01	$44.53	$35.54	$24.69	$42.45	$36.95	N/A
Accumulation units outstanding at the end of period	-	-	2,380	2,624	-	-	-	-	-	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.03	$10.23	$10.19	$10.25	$10.16	$9.63	$10.45	$10.17	N/A	N/A
End of period	$9.87	$10.03	$10.23	$10.19	$10.25	$10.16	$9.63	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.88	$15.53	$13.28	$13.84	$12.18	$9.07	$15.54	$15.73	$13.37	N/A
End of period	$23.17	$20.88	$15.53	$13.28	$13.84	$12.18	$9.07	$15.54	$15.73	N/A
Accumulation units outstanding at the end of period	7,296	7,492	7,672	9,954	9,954	9,954	9,954	11,055	4,884	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.26	$28.44	$26.35	$26.04	$23.97	$20.43	$26.30	$24.96	$22.41	N/A
End of period	$35.81	$33.26	$28.44	$26.35	$26.04	$23.97	$20.43	$26.30	$24.96	N/A
Accumulation units outstanding at the end of period	-	-	5,176	9,965	10,750	10,610	4,134	4,592	2,664	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.08	$11.31	$11.54	$11.77	$12.01	$12.23	$12.21	$11.90	$11.61	N/A
End of period	$10.86	$11.08	$11.31	$11.54	$11.77	$12.01	$12.23	$12.21	$11.90	N/A
Accumulation units outstanding at the end of period	-	-	-	8,147	14,020	18,007	26,248	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.79	$20.86	$18.29	$19.05	$17.10	$14.07	$21.54	$20.38	$17.20	N/A
End of period	$29.23	$26.79	$20.86	$18.29	$19.05	$17.10	$14.07	$21.54	$20.38	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Accumulation Unit Values
Contract with Endorsements - 2.02%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.95	$9.01	$8.02	$8.45	$7.65	$6.22	$10.45	N/A	N/A	N/A
End of period	$11.27	$10.95	$9.01	$8.02	$8.45	$7.65	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,158	49,353	7,287	6,971	14,355	4,062	4,068	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.02	$10.48	$9.44	$9.56	$8.78	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$12.02	$10.48	$9.44	$9.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60,372	62,358	25,190	23,714	29,625	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.68	$9.72	$8.68	$8.94	$8.05	$6.69	N/A	N/A	N/A	N/A
End of period	$12.03	$11.68	$9.72	$8.68	$8.94	$8.05	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,487	29,791	30,022	37,050	56,512	32,990	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.13	$14.45	$13.27	$13.90	$12.54	N/A	N/A	N/A	N/A	N/A
End of period	$16.16	$16.13	$14.45	$13.27	$13.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,202	79,683	106,725	85,686	80,768	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.57	$15.04	$13.78	$14.62	$13.04	N/A	N/A	N/A	N/A	N/A
End of period	$16.55	$16.57	$15.04	$13.78	$14.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,989	104,674	125,712	189,663	47,637	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.53	$15.29	$14.07	$15.05	$13.37	N/A	N/A	N/A	N/A	N/A
End of period	$16.51	$16.53	$15.29	$14.07	$15.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	131,106	211,584	227,194	277,264	77,191	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.90	$15.75	$14.48	$15.63	$13.76	N/A	N/A	N/A	N/A	N/A
End of period	$16.83	$16.90	$15.75	$14.48	$15.63	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,635	67,634	83,888	99,970	118,211	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.61	$10.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71,030	29,717	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.32	$11.03	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.13	$14.32	$11.03	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,331	32,879	31,739	26,628	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.39	$10.93	$10.54	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.30	$10.39	$10.93	$10.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,590	48,605	90,984	54,579	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.58	$10.04	$8.69	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.55	$12.58	$10.04	$8.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,928	17,087	20,441	24,123	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,645	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.74	$11.31	$9.87	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.91	$14.74	$11.31	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,556	41,236	44,814	45,344	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.27	$10.34	$8.98	$10.71	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$12.27	$10.34	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,285	14,245	15,245	14,414	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.77	$10.83	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.58	$11.77	$10.83	$9.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,839	37,663	29,165	37,000	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.61	$9.88	$10.01	$11.02	$9.58	$6.52	$13.63	N/A	N/A	N/A
End of period	$8.91	$10.61	$9.88	$10.01	$11.02	$9.58	$6.52	N/A	N/A	N/A
Accumulation units outstanding at the end of period	64,231	87,172	150,504	150,936	111,143	112,726	43,273	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.68	$10.43	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.66	$11.68	$10.43	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,167	76,733	72,683	94,011	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.28	$25.17	$23.22	$23.51	$21.29	$16.12	$27.82	$25.87	$25.24	N/A
End of period	$36.58	$34.28	$25.17	$23.22	$23.51	$21.29	$16.12	$27.82	$25.87	N/A
Accumulation units outstanding at the end of period	15,755	18,553	21,880	26,202	31,139	27,999	22,792	2,225	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.56	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.32	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,216	14,600	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.95	$11.44	$10.32	$11.06	$10.35	$8.63	$12.27	$11.60	$10.69	N/A
End of period	$12.76	$12.95	$11.44	$10.32	$11.06	$10.35	$8.63	$12.27	$11.60	N/A
Accumulation units outstanding at the end of period	30,564	38,741	42,046	47,601	50,376	57,482	76,210	17,085	4,495	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$31.08	$25.73	$22.44	$23.98	$21.89	$16.16	$28.67	$24.25	$21.84	N/A
End of period	$31.17	$31.08	$25.73	$22.44	$23.98	$21.89	$16.16	$28.67	$24.25	N/A
Accumulation units outstanding at the end of period	4,431	6,020	7,832	10,909	8,361	13,766	12,258	3,605	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.11	$16.69	$14.98	$15.42	$14.07	$10.72	$17.95	$18.21	$16.54	N/A
End of period	$23.80	$22.11	$16.69	$14.98	$15.42	$14.07	$10.72	$17.95	$18.21	N/A
Accumulation units outstanding at the end of period	6,280	10,870	10,638	11,533	17,404	11,713	13,813	8,518	-	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.20	$27.53	$24.68	$25.78	$19.39	$14.61	$24.15	$21.98	$18.68	N/A
End of period	$35.46	$35.20	$27.53	$24.68	$25.78	$19.39	$14.61	$24.15	$21.98	N/A
Accumulation units outstanding at the end of period	23,469	27,253	31,901	69,088	18,663	16,071	28,021	10,764	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.95	$8.63	$7.19	$9.31	$7.95	$4.79	N/A	N/A	N/A	N/A
End of period	$8.23	$7.95	$8.63	$7.19	$9.31	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,471	10,164	12,651	33,090	49,262	54,340	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.93	$7.24	$5.99	$8.47	$7.39	$4.14	N/A	N/A	N/A	N/A
End of period	$7.57	$6.93	$7.24	$5.99	$8.47	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,663	47,474	54,386	57,606	60,949	40,840	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.40	$9.39	$8.26	$8.55	$7.90	$6.19	$9.90	N/A	N/A	N/A
End of period	$11.47	$11.40	$9.39	$8.26	$8.55	$7.90	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	113,427	215,219	234,862	261,221	282,248	245,896	276,301	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.87	$8.51	$7.11	$7.73	$7.36	$5.74	$9.87	N/A	N/A	N/A
End of period	$10.40	$10.87	$8.51	$7.11	$7.73	$7.36	$5.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,466	16,820	14,234	19,461	10,376	9,115	4,699	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.78	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.49	$11.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	70,834	68,574	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.21	$11.82	$10.75	$10.70	$9.70	$7.44	$10.81	$10.83	N/A	N/A
End of period	$13.36	$13.21	$11.82	$10.75	$10.70	$9.70	$7.44	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	88,551	112,182	131,720	143,396	121,185	132,751	89,436	52,125	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.68	$8.23	$6.60	$7.86	$6.66	$4.45	N/A	N/A	N/A	N/A
End of period	$9.48	$10.68	$8.23	$6.60	$7.86	$6.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,748	25,490	43,949	66,406	32,598	58,533	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.07	$8.80	$7.90	$8.12	$7.43	$5.98	$9.83	N/A	N/A	N/A
End of period	$11.64	$11.07	$8.80	$7.90	$8.12	$7.43	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,069	70,135	75,848	85,578	67,334	52,244	33,451	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.82	$13.53	$11.74	$12.32	$9.91	$7.57	$11.55	$12.56	N/A	N/A
End of period	$17.49	$17.82	$13.53	$11.74	$12.32	$9.91	$7.57	$11.55	N/A	N/A
Accumulation units outstanding at the end of period	18,883	25,096	22,400	29,452	63,088	49,935	12,294	10,432	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.20	$22.90	$21.68	$20.82	$19.74	$17.64	$18.99	$18.11	$17.65	N/A
End of period	$22.93	$22.20	$22.90	$21.68	$20.82	$19.74	$17.64	$18.99	$18.11	N/A
Accumulation units outstanding at the end of period	20,056	29,646	47,875	52,996	42,621	35,278	27,338	29,878	15,375	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.10	$14.51	$12.33	$13.20	$11.61	N/A	N/A	N/A	N/A	N/A
End of period	$12.21	$13.10	$14.51	$12.33	$13.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,861	38,107	45,409	61,133	80,409	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.56	$13.50	$11.67	$12.74	$10.45	$8.04	$12.84	$12.75	$11.24	N/A
End of period	$19.47	$17.56	$13.50	$11.67	$12.74	$10.45	$8.04	$12.84	$12.75	N/A
Accumulation units outstanding at the end of period	11,553	25,290	24,067	34,358	28,137	24,911	21,694	21,518	5,152	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.44	$8.70	$7.42	$8.47	$7.95	$6.50	$10.64	N/A	N/A	N/A
End of period	$12.77	$11.44	$8.70	$7.42	$8.47	$7.95	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,232	39,529	53,303	40,534	55,559	73,235	13,684	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.04	$13.94	$11.09	$12.07	$10.51	$8.09	$12.85	$15.42	N/A	N/A
End of period	$15.83	$14.04	$13.94	$11.09	$12.07	$10.51	$8.09	$12.85	N/A	N/A
Accumulation units outstanding at the end of period	84,237	99,978	93,752	88,332	97,336	93,797	47,454	19,661	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.38	$15.76	$13.90	$15.23	$13.84	$10.31	$17.80	$16.55	$13.78	N/A
End of period	$18.06	$18.38	$15.76	$13.90	$15.23	$13.84	$10.31	$17.80	$16.55	N/A
Accumulation units outstanding at the end of period	19,989	26,812	32,212	33,346	27,062	21,856	36,536	36,270	264	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.32	$11.93	$10.82	$11.83	$10.28	$8.44	$13.82	$12.18	$11.53	N/A
End of period	$17.32	$16.32	$11.93	$10.82	$11.83	$10.28	$8.44	$13.82	$12.18	N/A
Accumulation units outstanding at the end of period	13,278	15,800	30,864	81,310	67,540	104,949	108,648	84,756	6,657	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.35	$18.20	$17.24	$18.65	$15.46	$11.30	$18.88	$19.79	$17.62	N/A
End of period	$25.00	$23.35	$18.20	$17.24	$18.65	$15.46	$11.30	$18.88	$19.79	N/A
Accumulation units outstanding at the end of period	13,947	9,711	13,941	32,938	33,159	24,889	34,105	29,264	10,110	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.42	$16.37	$14.20	$14.69	$11.88	$8.99	$15.22	$13.95	$12.43	N/A
End of period	$23.72	$22.42	$16.37	$14.20	$14.69	$11.88	$8.99	$15.22	$13.95	N/A
Accumulation units outstanding at the end of period	16,050	14,393	13,875	18,017	13,376	10,608	4,124	4,054	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.07	$11.61	$10.10	$11.14	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.23	$14.07	$11.61	$10.10	$11.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	181,330	250,253	238,545	265,308	196,559	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.13	$11.87	$10.34	$12.10	$11.48	$9.00	$16.54	$15.08	$11.66	N/A
End of period	$12.38	$14.13	$11.87	$10.34	$12.10	$11.48	$9.00	$16.54	$15.08	N/A
Accumulation units outstanding at the end of period	31,258	32,056	42,185	59,238	82,810	71,335	46,540	49,020	58,000	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.84	$23.60	$20.71	$22.46	$18.25	$13.02	$23.92	$22.61	$20.59	N/A
End of period	$35.79	$32.84	$23.60	$20.71	$22.46	$18.25	$13.02	$23.92	$22.61	N/A
Accumulation units outstanding at the end of period	8,392	8,845	11,914	5,284	3,637	3,690	2,543	987	399	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.92	$18.95	$18.66	$17.34	$16.48	$16.22	$15.53	$14.90	$14.73	N/A
End of period	$18.51	$17.92	$18.95	$18.66	$17.34	$16.48	$16.22	$15.53	$14.90	N/A
Accumulation units outstanding at the end of period	21,293	24,305	48,100	80,012	43,494	24,051	18,177	8,946	4,722	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.90	$13.31	$11.11	$13.79	$11.54	$6.86	$14.01	$10.84	N/A	N/A
End of period	$11.98	$12.90	$13.31	$11.11	$13.79	$11.54	$6.86	$14.01	N/A	N/A
Accumulation units outstanding at the end of period	49,991	70,357	102,932	141,422	174,358	124,154	64,835	39,924	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.87	$16.31	$14.14	$13.25	$11.00	$7.34	$11.57	$12.15	$11.04	N/A
End of period	$21.88	$21.87	$16.31	$14.14	$13.25	$11.00	$7.34	$11.57	$12.15	N/A
Accumulation units outstanding at the end of period	23,064	50,108	52,041	35,260	43,927	21,421	23,501	25,331	22,100	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.81	$13.44	$13.24	$12.61	$12.15	$11.73	$11.54	$11.06	$10.89	N/A
End of period	$13.26	$12.81	$13.44	$13.24	$12.61	$12.15	$11.73	$11.54	$11.06	N/A
Accumulation units outstanding at the end of period	34,395	57,488	56,935	63,277	61,239	81,976	30,799	24,064	11,827	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.91	$5.82	$4.94	$5.20	$4.33	$3.52	$5.95	$5.82	$4.37	N/A
End of period	$7.14	$6.91	$5.82	$4.94	$5.20	$4.33	$3.52	$5.95	$5.82	N/A
Accumulation units outstanding at the end of period	16,351	23,900	22,374	15,182	27,209	24,069	4,164	8,019	2,859	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.70	$13.53	$11.18	$10.71	$8.90	$6.82	$10.13	$11.22	$10.09	N/A
End of period	$20.31	$18.70	$13.53	$11.18	$10.71	$8.90	$6.82	$10.13	$11.22	N/A
Accumulation units outstanding at the end of period	23,719	33,828	23,304	18,599	6,127	5,711	580	587	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.80	$10.01	$9.18	$7.94	$6.50	$5.72	$10.82	$10.93	$8.61	N/A
End of period	$13.77	$12.80	$10.01	$9.18	$7.94	$6.50	$5.72	$10.82	$10.93	N/A
Accumulation units outstanding at the end of period	22,582	32,143	36,889	56,458	31,942	34,977	36,448	36,504	32,947	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,814	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.76	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$9.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,986	17,282	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.69	$11.48	$10.78	$11.88	$11.87	N/A	N/A	N/A	N/A	N/A
End of period	$13.91	$14.69	$11.48	$10.78	$11.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,461	26,454	2,929	3,521	2,475	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.93	$7.59	$6.15	$7.20	$6.47	$5.57	$11.51	$14.21	$12.22	N/A
End of period	$11.00	$9.93	$7.59	$6.15	$7.20	$6.47	$5.57	$11.51	$14.21	N/A
Accumulation units outstanding at the end of period	46,703	69,328	52,748	64,410	63,260	72,797	37,896	1,431	206	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.15	$14.54	$12.08	$13.43	$11.95	$9.30	$18.44	$16.94	$12.33	N/A
End of period	$17.54	$16.15	$14.54	$12.08	$13.43	$11.95	$9.30	$18.44	$16.94	N/A
Accumulation units outstanding at the end of period	6,109	19,933	25,389	30,962	43,113	49,671	46,703	62,537	37,532	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.57	$9.90	$10.29	$10.21	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.25	$9.57	$9.90	$10.29	$10.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,288	5,084	5,444	5,865	5,733	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.14	$13.87	$11.94	$10.98	$10.79	$9.10	$12.09	$11.47	$11.02	N/A
End of period	$23.48	$19.14	$13.87	$11.94	$10.98	$10.79	$9.10	$12.09	$11.47	N/A
Accumulation units outstanding at the end of period	99,046	70,719	47,255	34,201	17,244	16,891	19,703	4,559	491	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.26	$10.11	$9.06	$9.44	$8.32	$6.78	$9.87	N/A	N/A	N/A
End of period	$12.66	$12.26	$10.11	$9.06	$9.44	$8.32	$6.78	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,851	63,185	50,699	60,849	67,992	26,891	14,051	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.33	$14.56	$12.59	$14.64	$13.99	$11.04	$19.74	$18.25	$14.83	N/A
End of period	$15.95	$17.33	$14.56	$12.59	$14.64	$13.99	$11.04	$19.74	$18.25	N/A
Accumulation units outstanding at the end of period	29,965	29,988	51,861	43,755	46,032	56,136	28,928	25,806	9,898	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.40	$11.94	$10.32	$10.75	$9.37	$7.70	$13.67	$13.76	$11.81	N/A
End of period	$16.80	$15.40	$11.94	$10.32	$10.75	$9.37	$7.70	$13.67	$13.76	N/A
Accumulation units outstanding at the end of period	66,819	178,941	255,017	295,762	358,023	397,589	394,136	404,998	283,770	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.13	$9.36	$8.35	$9.45	$8.49	$6.29	$11.90	$10.69	N/A	N/A
End of period	$12.72	$12.13	$9.36	$8.35	$9.45	$8.49	$6.29	$11.90	N/A	N/A
Accumulation units outstanding at the end of period	44,653	54,878	64,587	73,507	79,458	59,078	68,775	32,410	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.63	$12.75	$10.87	$10.88	$9.47	$7.20	$12.57	$10.77	N/A	N/A
End of period	$20.46	$17.63	$12.75	$10.87	$10.88	$9.47	$7.20	$12.57	N/A	N/A
Accumulation units outstanding at the end of period	45,024	15,930	21,562	24,515	17,009	13,391	10,684	8,070	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.73	$30.71	$30.03	$29.67	$25.42	$21.60	$35.47	$26.76	$22.60	N/A
End of period	$33.14	$37.73	$30.71	$30.03	$29.67	$25.42	$21.60	$35.47	$26.76	N/A
Accumulation units outstanding at the end of period	22,479	22,694	31,080	45,466	41,239	34,610	26,313	13,658	5,616	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.99	$13.58	$12.37	$12.86	$11.63	N/A	N/A	N/A	N/A	N/A
End of period	$15.16	$14.99	$13.58	$12.37	$12.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,996	4,466	2,926	1,691	3,352	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.54	$10.56	$9.66	$9.40	$8.22	$7.06	$10.71	N/A	N/A	N/A
End of period	$14.98	$14.54	$10.56	$9.66	$9.40	$8.22	$7.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,325	22,457	5,626	3,712	33,107	12,024	11,682	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.99	$17.64	$15.35	$16.01	$12.98	$9.60	$15.69	$14.90	$13.86	N/A
End of period	$24.61	$22.99	$17.64	$15.35	$16.01	$12.98	$9.60	$15.69	$14.90	N/A
Accumulation units outstanding at the end of period	19,060	35,242	24,004	25,494	30,841	24,684	18,904	16,795	7,201	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$15.02	$11.64	$10.30	$10.36	$9.23	$7.48	$12.24	$11.91	$10.56	N/A
End of period	$16.64	$15.02	$11.64	$10.30	$10.36	$9.23	$7.48	$12.24	$11.91	N/A
Accumulation units outstanding at the end of period	57,691	89,687	127,654	54,068	37,995	35,191	22,499	23,371	9,196	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.28	$11.39	$10.21	$11.29	$9.54	$6.02	$8.81	N/A	N/A	N/A
End of period	$15.50	$15.28	$11.39	$10.21	$11.29	$9.54	$6.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,236	13,462	17,623	23,963	38,482	27,883	9,512	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.79	$15.32	$13.49	$14.39	$11.62	$9.31	$14.60	$15.22	$13.22	N/A
End of period	$21.32	$20.79	$15.32	$13.49	$14.39	$11.62	$9.31	$14.60	$15.22	N/A
Accumulation units outstanding at the end of period	29,481	42,996	73,609	28,632	27,676	25,878	16,509	16,979	10,388	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.63	$6.98	$6.40	$6.55	$5.97	$3.72	$6.70	$5.97	$5.57	N/A
End of period	$10.20	$8.63	$6.98	$6.40	$6.55	$5.97	$3.72	$6.70	$5.97	N/A
Accumulation units outstanding at the end of period	89,551	63,241	71,385	85,411	79,968	80,912	31,186	12,400	212	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$13.02	$9.86	$9.21	$12.21	$10.17	$9.05	$17.57	$15.01	$15.53	N/A
End of period	$13.75	$13.02	$9.86	$9.21	$12.21	$10.17	$9.05	$17.57	$15.01	N/A
Accumulation units outstanding at the end of period	38,666	48,758	59,192	81,123	78,994	74,294	76,638	65,079	35,388	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.18	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,223	5,602	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.36	$14.04	$11.88	$13.21	$11.68	$8.55	$14.75	$14.16	$12.35	N/A
End of period	$17.34	$17.36	$14.04	$11.88	$13.21	$11.68	$8.55	$14.75	$14.16	N/A
Accumulation units outstanding at the end of period	32,612	42,749	48,014	46,230	41,459	38,107	31,054	20,154	18,210	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.90	$14.48	$13.63	$12.45	$11.79	$10.26	$10.88	N/A	N/A	N/A
End of period	$13.06	$12.90	$14.48	$13.63	$12.45	$11.79	$10.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	107,649	127,243	278,273	293,133	181,739	134,836	85,428	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.70	$18.44	$17.41	$16.95	$16.08	$14.21	$14.44	$13.61	$13.42	N/A
End of period	$18.03	$17.70	$18.44	$17.41	$16.95	$16.08	$14.21	$14.44	$13.61	N/A
Accumulation units outstanding at the end of period	149,404	230,982	328,567	331,894	288,134	174,699	102,029	46,945	26,640	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.66	$10.43	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.47	$10.66	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103,767	116,094	27,493	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$18.00	$16.97	$14.84	$14.46	$12.76	$8.90	$13.12	$13.54	$12.50	N/A
End of period	$17.66	$18.00	$16.97	$14.84	$14.46	$12.76	$8.90	$13.12	$13.54	N/A
Accumulation units outstanding at the end of period	109,546	129,311	142,779	121,513	116,153	114,208	47,983	44,065	20,890	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.74	$10.66	$9.34	$10.30	$8.11	$5.61	N/A	N/A	N/A	N/A
End of period	$15.95	$14.74	$10.66	$9.34	$10.30	$8.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,755	23,313	18,699	25,351	24,884	12,530	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.55	$10.81	$9.21	$10.22	$8.17	$6.22	N/A	N/A	N/A	N/A
End of period	$15.09	$14.55	$10.81	$9.21	$10.22	$8.17	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,566	2,500	12,429	7,858	9,133	6,071	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$24.00	$17.47	$15.41	$16.60	$14.42	$10.18	$19.67	$21.27	$19.20	N/A
End of period	$26.46	$24.00	$17.47	$15.41	$16.60	$14.42	$10.18	$19.67	$21.27	N/A
Accumulation units outstanding at the end of period	5,016	15,571	18,690	22,967	22,626	20,447	21,573	16,895	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.35	$10.34	$8.10	$10.07	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.15	$14.35	$10.34	$8.10	$10.07	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	34,219	60,617	68,464	72,874	66,813	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.13	$12.17	$10.69	$10.30	$9.24	$6.64	$9.91	N/A	N/A	N/A
End of period	$19.21	$17.13	$12.17	$10.69	$10.30	$9.24	$6.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	132,882	258,036	169,678	182,351	208,694	190,736	97,820	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.55	$13.24	$11.59	$10.70	$9.69	$6.86	N/A	N/A	N/A	N/A
End of period	$20.01	$18.55	$13.24	$11.59	$10.70	$9.69	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,816	80,223	45,387	27,475	4,673	8,815	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.51	$12.10	$10.95	$9.93	$8.57	$7.09	N/A	N/A	N/A	N/A
End of period	$17.28	$15.51	$12.10	$10.95	$9.93	$8.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	189,543	177,304	170,993	153,031	51,148	18,359	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.43	$12.54	$11.22	$10.74	$9.58	$6.23	N/A	N/A	N/A	N/A
End of period	$21.32	$18.43	$12.54	$11.22	$10.74	$9.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,616	65,019	35,411	47,378	16,400	7,997	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.97	$14.58	$12.84	$13.76	$11.99	$9.34	$15.66	$14.64	$12.93	N/A
End of period	$18.77	$17.97	$14.58	$12.84	$13.76	$11.99	$9.34	$15.66	$14.64	N/A
Accumulation units outstanding at the end of period	34,302	43,621	32,516	21,165	35,178	35,742	8,940	8,166	6,026	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.74	$12.44	$11.67	$11.55	$10.84	$9.74	$11.53	$11.07	N/A	N/A
End of period	$12.88	$12.74	$12.44	$11.67	$11.55	$10.84	$9.74	$11.53	N/A	N/A
Accumulation units outstanding at the end of period	88,428	122,438	182,401	151,198	87,849	108,197	37,814	16,789	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.12	$15.08	$13.34	$14.06	$12.35	$9.84	$15.54	$14.59	$13.04	N/A
End of period	$18.76	$18.12	$15.08	$13.34	$14.06	$12.35	$9.84	$15.54	$14.59	N/A
Accumulation units outstanding at the end of period	82,681	141,154	183,256	186,909	179,827	91,651	48,212	49,956	6,961	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$14.03	$12.96	$11.92	$12.06	$11.06	$9.51	$12.33	$11.68	N/A	N/A
End of period	$14.29	$14.03	$12.96	$11.92	$12.06	$11.06	$9.51	$12.33	N/A	N/A
Accumulation units outstanding at the end of period	188,439	196,331	305,421	279,654	261,262	210,228	166,945	136,350	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.23	$15.18	$13.62	$14.07	$12.69	$10.49	$14.76	$13.86	$12.61	N/A
End of period	$17.65	$17.23	$15.18	$13.62	$14.07	$12.69	$10.49	$14.76	$13.86	N/A
Accumulation units outstanding at the end of period	241,497	273,711	278,152	295,236	184,121	103,083	42,066	27,093	9,839	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.76	$10.60	$8.88	$9.58	$8.88	$6.34	N/A	N/A	N/A	N/A
End of period	$17.90	$15.76	$10.60	$8.88	$9.58	$8.88	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,757	35,356	9,153	12,703	10,789	5,973	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.95	$30.87	$26.51	$27.37	$23.92	$17.01	$30.37	$28.14	$25.26	N/A
End of period	$44.69	$41.95	$30.87	$26.51	$27.37	$23.92	$17.01	$30.37	$28.14	N/A
Accumulation units outstanding at the end of period	24,745	28,170	53,625	54,961	49,120	33,273	21,907	16,256	8,958	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.94	$47.80	$42.94	$44.46	$35.48	$24.66	$42.39	$36.91	$35.26	N/A
End of period	$70.70	$63.94	$47.80	$42.94	$44.46	$35.48	$24.66	$42.39	$36.91	N/A
Accumulation units outstanding at the end of period	29,116	30,368	56,794	53,600	42,882	39,998	32,473	22,634	14,949	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.03	$10.22	$10.18	$10.25	$10.16	$9.63	$10.45	$10.17	N/A	N/A
End of period	$9.87	$10.03	$10.22	$10.18	$10.25	$10.16	$9.63	$10.45	N/A	N/A
Accumulation units outstanding at the end of period	57,693	51,550	54,141	76,867	44,728	25,613	13,015	4,227	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.85	$15.51	$13.27	$13.82	$12.17	$9.06	$15.53	$15.71	$13.36	N/A
End of period	$23.14	$20.85	$15.51	$13.27	$13.82	$12.17	$9.06	$15.53	$15.71	N/A
Accumulation units outstanding at the end of period	22,951	24,996	59,143	85,303	101,971	100,051	87,535	62,480	9,171	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.20	$28.39	$26.31	$26.00	$23.94	$20.41	$26.27	$24.94	$22.39	N/A
End of period	$35.74	$33.20	$28.39	$26.31	$26.00	$23.94	$20.41	$26.27	$24.94	N/A
Accumulation units outstanding at the end of period	51,963	72,133	82,678	64,452	57,847	53,966	32,679	27,875	7,002	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.04	$11.27	$11.50	$11.73	$11.97	$12.20	$12.18	$11.86	$11.58	N/A
End of period	$10.82	$11.04	$11.27	$11.50	$11.73	$11.97	$12.20	$12.18	$11.86	N/A
Accumulation units outstanding at the end of period	47,043	60,106	96,660	142,514	91,941	80,653	80,764	29,870	1,196	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.76	$20.84	$18.27	$19.04	$17.09	$14.06	$21.53	$20.37	$17.19	N/A
End of period	$29.19	$26.76	$20.84	$18.27	$19.04	$17.09	$14.06	$21.53	$20.37	N/A
Accumulation units outstanding at the end of period	19,066	32,355	29,694	29,679	31,873	33,457	26,111	22,058	6,346	N/A

Accumulation Unit Values
Contract with Endorsements - 2.05%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.93	$8.99	$8.01	$8.44	$7.64	$6.22	$10.44	N/A	N/A	N/A
End of period	$11.24	$10.93	$8.99	$8.01	$8.44	$7.64	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,311	9,952	10,727	11,618	10,142	10,979	11,996	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$12.00	$10.46	$9.42	$9.55	$8.77	$7.55	$10.49	N/A	N/A	N/A
End of period	$12.39	$12.00	$10.46	$9.42	$9.55	$8.77	$7.55	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,908	14,212	12,055	12,406	12,784	14,557	35,891	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	$10.46	N/A	N/A	N/A
End of period	$12.00	$11.66	$9.70	$8.67	$8.93	$8.04	$6.69	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,701	32,412	33,058	57,735	58,049	68,560	37,607	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.11	$14.44	$13.26	$13.89	$12.54	N/A	N/A	N/A	N/A	N/A
End of period	$16.13	$16.11	$14.44	$13.26	$13.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,478	5,931	5,931	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.55	$15.02	$13.77	$14.61	$13.04	N/A	N/A	N/A	N/A	N/A
End of period	$16.52	$16.55	$15.02	$13.77	$14.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,738	20,492	10,019	30,934	11,062	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.51	$15.27	$14.06	$15.05	$13.37	N/A	N/A	N/A	N/A	N/A
End of period	$16.48	$16.51	$15.27	$14.06	$15.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,648	23,381	13,319	5,049	3,521	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.87	$15.73	$14.47	$15.62	$13.76	N/A	N/A	N/A	N/A	N/A
End of period	$16.80	$16.87	$15.73	$14.47	$15.62	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,817	5,203	6,618	11,803	11,153	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,207	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.30	$11.02	$9.92	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.11	$14.30	$11.02	$9.92	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,537	3,374	4,478	2,166	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.38	$10.92	$10.54	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.29	$10.38	$10.92	$10.54	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,874	14,311	22,722	12,052	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.57	$10.03	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.53	$12.57	$10.03	$8.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,445	2,057	696	758	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,546	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.72	$11.30	$9.87	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.89	$14.72	$11.30	$9.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,656	11,066	5,286	6,853	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.25	$10.33	$8.98	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.64	$12.25	$10.33	$8.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,206	527	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.75	$10.82	$9.41	$11.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.57	$11.75	$10.82	$9.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,549	4,246	4,126	5,893	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	$13.63	N/A	N/A	N/A
End of period	$8.89	$10.58	$9.87	$9.99	$11.01	$9.57	$6.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,065	33,043	36,814	37,388	43,933	42,889	33,071	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.67	$10.42	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.65	$11.67	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,116	72,334	67,462	57,789	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	$25.15	N/A
End of period	$36.36	$34.09	$25.03	$23.10	$23.40	$21.20	$16.05	$27.71	$25.78	N/A
Accumulation units outstanding at the end of period	3,874	3,913	4,788	5,350	5,670	8,915	9,432	5,375	1,760	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.55	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.30	$14.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,114	5,108	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	$10.67	N/A
End of period	$12.71	$12.90	$11.39	$10.29	$11.03	$10.32	$8.60	$12.24	$11.58	N/A
Accumulation units outstanding at the end of period	27,623	33,932	29,763	33,762	40,276	51,004	53,970	40,975	36,279	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	$21.77	N/A
End of period	$30.99	$30.91	$25.60	$22.33	$23.87	$21.79	$16.09	$28.56	$24.16	N/A
Accumulation units outstanding at the end of period	4,141	5,444	5,776	8,507	7,058	10,305	6,921	1,182	49	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	$16.50	N/A
End of period	$23.67	$22.00	$16.61	$14.92	$15.35	$14.01	$10.69	$17.89	$18.16	N/A
Accumulation units outstanding at the end of period	1,082	1,198	1,018	1,371	723	708	823	565	427	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	$18.63	N/A
End of period	$35.27	$35.02	$27.40	$24.57	$25.67	$19.32	$14.55	$24.07	$21.92	N/A
Accumulation units outstanding at the end of period	9,208	9,110	8,156	10,630	11,096	4,844	6,961	5,937	2,850	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.93	$8.62	$7.18	$9.30	$7.95	$4.78	N/A	N/A	N/A	N/A
End of period	$8.21	$7.93	$8.62	$7.18	$9.30	$7.95	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,796	2,729	2,197	3,733	8,959	8,514	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.92	$7.23	$5.98	$8.46	$7.39	$4.14	N/A	N/A	N/A	N/A
End of period	$7.55	$6.92	$7.23	$5.98	$8.46	$7.39	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,153	10,439	7,423	10,239	33,699	24,889	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	$9.89	N/A	N/A	N/A
End of period	$11.45	$11.38	$9.37	$8.25	$8.54	$7.89	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,083	77,090	112,513	122,665	122,788	125,684	127,003	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	$9.87	N/A	N/A	N/A
End of period	$10.37	$10.84	$8.49	$7.10	$7.72	$7.36	$5.74	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,784	10,243	16,835	21,468	19,986	22,167	13,293	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.77	$11.61	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.48	$11.77	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,958	10,844	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	$10.83	N/A	N/A
End of period	$13.33	$13.18	$11.80	$10.73	$10.68	$9.69	$7.44	$10.81	N/A	N/A
Accumulation units outstanding at the end of period	130,892	114,322	84,748	79,354	96,340	113,396	71,027	52,635	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.66	$8.22	$6.59	$7.86	$6.65	$4.45	N/A	N/A	N/A	N/A
End of period	$9.46	$10.66	$8.22	$6.59	$7.86	$6.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,886	8,624	16,532	11,544	13,960	20,341	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.04	$8.78	$7.89	$8.10	$7.42	$5.98	$9.83	N/A	N/A	N/A
End of period	$11.61	$11.04	$8.78	$7.89	$8.10	$7.42	$5.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	51,731	50,924	29,411	31,656	34,563	32,541	26,878	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	$10.88	N/A
End of period	$17.44	$17.78	$13.50	$11.72	$12.29	$9.89	$7.56	$11.54	$12.55	N/A
Accumulation units outstanding at the end of period	7,453	7,687	7,859	11,347	24,950	31,606	36,283	5,408	3,832	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	$17.59	N/A
End of period	$22.80	$22.08	$22.78	$21.57	$20.72	$19.65	$17.57	$18.92	$18.04	N/A
Accumulation units outstanding at the end of period	11,976	10,560	13,340	16,210	18,731	21,145	15,156	14,713	5,837	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.08	$14.49	$12.32	$13.19	$11.60	$9.63	N/A	N/A	N/A	N/A
End of period	$12.19	$13.08	$14.49	$12.32	$13.19	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,214	3,467	4,109	11,293	7,758	4,533	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	$11.24	N/A
End of period	$19.41	$17.51	$13.47	$11.65	$12.72	$10.44	$8.03	$12.83	$12.74	N/A
Accumulation units outstanding at the end of period	12,309	13,898	10,994	15,617	9,536	11,847	15,082	6,894	5,884	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.41	$8.68	$7.41	$8.46	$7.95	$6.50	$10.64	N/A	N/A	N/A
End of period	$12.74	$11.41	$8.68	$7.41	$8.46	$7.95	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,248	3,234	4,748	5,036	5,733	3,020	16,901	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	$11.54	N/A
End of period	$15.79	$14.01	$13.91	$11.07	$12.05	$10.50	$8.09	$12.84	$15.42	N/A
Accumulation units outstanding at the end of period	17,198	17,812	20,003	15,882	19,125	16,678	16,113	20,171	17,324	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	$13.73	N/A
End of period	$17.95	$18.28	$15.68	$13.83	$15.16	$13.77	$10.26	$17.74	$16.49	N/A
Accumulation units outstanding at the end of period	6,498	6,463	9,915	10,845	10,671	17,858	17,335	15,603	10,656	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	$11.51	N/A
End of period	$17.25	$16.26	$11.89	$10.79	$11.80	$10.26	$8.42	$13.79	$12.16	N/A
Accumulation units outstanding at the end of period	7,151	8,107	6,448	8,069	7,880	10,239	11,531	10,490	4,554	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	$17.58	N/A
End of period	$24.87	$23.23	$18.11	$17.16	$18.57	$15.40	$11.26	$18.82	$19.73	N/A
Accumulation units outstanding at the end of period	2,462	2,596	2,854	4,829	6,287	8,375	8,994	13,474	5,978	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	$12.41	N/A
End of period	$23.63	$22.33	$16.32	$14.16	$14.65	$11.85	$8.97	$15.19	$13.92	N/A
Accumulation units outstanding at the end of period	3,103	4,787	1,772	1,605	3,453	4,529	2,783	4,605	4,199	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.05	$11.60	$10.10	$11.14	$10.36	N/A	N/A	N/A	N/A	N/A
End of period	$13.21	$14.05	$11.60	$10.10	$11.14	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	47,427	55,788	46,718	56,054	40,266	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	$11.63	N/A
End of period	$12.32	$14.06	$11.81	$10.29	$12.06	$11.44	$8.97	$16.49	$15.04	N/A
Accumulation units outstanding at the end of period	16,153	14,335	16,488	19,237	22,317	28,627	29,538	27,404	12,179	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	$20.53	N/A
End of period	$35.58	$32.66	$23.47	$20.61	$22.35	$18.17	$12.97	$23.83	$22.53	N/A
Accumulation units outstanding at the end of period	3,177	3,035	2,425	2,097	2,516	3,777	6,531	4,021	3,745	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	$14.68	N/A
End of period	$18.40	$17.82	$18.85	$18.57	$17.26	$16.41	$16.15	$15.47	$14.85	N/A
Accumulation units outstanding at the end of period	19,220	16,006	13,413	23,646	14,113	16,360	30,430	10,595	1,784	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	$10.84	N/A	N/A
End of period	$11.95	$12.87	$13.28	$11.09	$13.77	$11.53	$6.85	$14.00	N/A	N/A
Accumulation units outstanding at the end of period	18,083	17,717	18,059	23,076	31,112	24,849	24,970	17,644	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.77	$16.24	$14.08	$13.20	$10.97	$7.32	$11.54	$12.12	$11.02	N/A
End of period	$21.78	$21.77	$16.24	$14.08	$13.20	$10.97	$7.32	$11.54	$12.12	N/A
Accumulation units outstanding at the end of period	29,107	27,331	24,906	52,062	61,248	59,088	68,017	71,554	29,010	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	$10.88	N/A
End of period	$13.21	$12.77	$13.40	$13.20	$12.57	$12.12	$11.70	$11.52	$11.05	N/A
Accumulation units outstanding at the end of period	31,343	13,588	21,368	21,098	24,942	34,432	20,884	21,555	12,789	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	$4.36	N/A
End of period	$7.11	$6.88	$5.80	$4.92	$5.19	$4.32	$3.51	$5.94	$5.81	N/A
Accumulation units outstanding at the end of period	10,394	11,221	11,089	11,563	10,526	14,004	16,390	18,574	9,074	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	$10.07	N/A
End of period	$20.22	$18.62	$13.47	$11.14	$10.67	$8.87	$6.80	$10.10	$11.19	N/A
Accumulation units outstanding at the end of period	6,471	3,182	5,629	4,275	2,243	1,719	1,579	741	730	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	$8.59	N/A
End of period	$13.71	$12.74	$9.97	$9.14	$7.91	$6.48	$5.70	$10.79	$10.90	N/A
Accumulation units outstanding at the end of period	49,423	41,162	34,590	69,545	74,627	84,192	97,585	102,054	45,907	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.75	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.20	$9.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,324	6,217	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.67	$11.47	$10.77	$11.87	$11.86	N/A	N/A	N/A	N/A	N/A
End of period	$13.88	$14.67	$11.47	$10.77	$11.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,793	1,057	340	295	2,436	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	$12.20	N/A
End of period	$10.95	$9.88	$7.56	$6.12	$7.17	$6.45	$5.55	$11.48	$14.18	N/A
Accumulation units outstanding at the end of period	18,550	19,779	14,236	28,408	16,970	11,329	24,155	5,636	9,070	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	$12.32	N/A
End of period	$17.48	$16.09	$14.50	$12.04	$13.40	$11.92	$9.29	$18.41	$16.91	N/A
Accumulation units outstanding at the end of period	43,125	40,549	34,699	66,290	69,392	78,031	83,003	82,500	37,068	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.55	$9.89	$10.29	$10.21	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.24	9.55	$9.89	$10.29	$10.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	$10.99	N/A
End of period	$23.37	$19.06	$13.81	$11.89	$10.95	$10.76	$9.08	$12.06	$11.45	N/A
Accumulation units outstanding at the end of period	23,267	18,127	12,222	17,363	9,725	11,862	16,195	15,400	13,817	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.24	$10.10	$9.04	$9.43	$8.31	$6.78	N/A	N/A	N/A	N/A
End of period	$12.63	$12.24	$10.10	$9.04	$9.43	$8.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,290	16,391	17,614	18,082	12,720	13,324	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	$14.84	N/A
End of period	$15.92	$17.30	$14.54	$12.58	$14.63	$13.98	$11.04	$19.74	$18.26	N/A
Accumulation units outstanding at the end of period	32,884	25,013	27,784	33,020	34,376	36,172	40,772	42,984	37,465	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	$11.81	N/A
End of period	$16.75	$15.36	$11.91	$10.30	$10.73	$9.35	$7.69	$13.66	$13.75	N/A
Accumulation units outstanding at the end of period	293,066	328,639	337,513	385,382	485,238	556,758	655,038	754,073	526,832	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.10	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	$10.69	N/A	N/A
End of period	$12.68	$12.10	$9.34	$8.34	$9.44	$8.48	$6.28	$11.89	N/A	N/A
Accumulation units outstanding at the end of period	36,478	53,909	55,284	72,557	86,697	103,499	111,850	70,081	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	$10.49	N/A
End of period	$20.39	$17.58	$12.71	$10.85	$10.86	$9.45	$7.20	$12.56	$10.77	N/A
Accumulation units outstanding at the end of period	9,284	7,407	7,545	7,985	12,929	14,022	12,421	13,494	10,156	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	$22.56	N/A
End of period	$32.99	$37.56	$30.59	$29.92	$29.57	$25.34	$21.54	$35.38	$26.70	N/A
Accumulation units outstanding at the end of period	17,030	13,421	11,355	14,984	21,919	18,459	18,220	18,284	10,064	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.97	$13.56	$12.36	$12.85	$11.62	N/A	N/A	N/A	N/A	N/A
End of period	$15.13	$14.97	$13.56	$12.36	$12.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	284	285	1,995	275	994	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	$10.16	N/A	N/A
End of period	$14.95	$14.50	$10.54	$9.64	$9.38	$8.22	$7.06	$10.71	N/A	N/A
Accumulation units outstanding at the end of period	35,667	32,142	1,773	1,911	3,127	2,646	1,318	2,149	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	$13.84	N/A
End of period	$24.51	$22.91	$17.58	$15.31	$15.97	$12.95	$9.58	$15.66	$14.88	N/A
Accumulation units outstanding at the end of period	22,046	15,985	18,093	26,482	30,126	34,456	36,242	37,054	29,758	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	$10.55	N/A
End of period	$16.58	$14.97	$11.60	$10.27	$10.33	$9.21	$7.46	$12.22	$11.89	N/A
Accumulation units outstanding at the end of period	63,103	52,418	35,545	62,446	71,555	77,023	70,617	67,374	54,587	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	$8.81	N/A	N/A	N/A
End of period	$15.46	$15.25	$11.37	$10.20	$11.28	$9.53	$6.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,768	5,810	9,785	5,409	18,785	17,295	20,401	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	$13.21	N/A
End of period	$21.24	$20.71	$15.27	$13.45	$14.35	$11.60	$9.29	$14.58	$15.20	N/A
Accumulation units outstanding at the end of period	37,716	31,497	22,900	31,757	37,487	41,239	35,611	36,149	29,089	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	$5.56	N/A
End of period	$10.15	$8.59	$6.95	$6.38	$6.53	$5.95	$3.71	$6.68	$5.96	N/A
Accumulation units outstanding at the end of period	33,160	33,855	20,587	40,183	33,557	56,633	68,801	29,981	15,773	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.99	$9.83	$9.19	$12.18	$10.16	$9.04	$17.55	$15.00	$15.52	N/A
End of period	$13.71	$12.99	$9.83	$9.19	$12.18	$10.16	$9.04	$17.55	$15.00	N/A
Accumulation units outstanding at the end of period	46,404	55,364	48,867	88,879	91,594	95,039	102,229	99,720	56,557	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,620	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.18	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	$10.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	999	8,846	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	$12.34	N/A
End of period	$17.27	$17.30	$13.99	$11.84	$13.17	$11.65	$8.53	$14.72	$14.14	N/A
Accumulation units outstanding at the end of period	14,917	12,700	12,443	13,975	15,192	15,205	16,727	10,687	7,516	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	$10.87	N/A	N/A	N/A
End of period	$13.02	$12.87	$14.46	$13.61	$12.43	$11.78	$10.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,509	27,697	57,283	50,880	54,748	84,247	55,122	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	$13.39	N/A
End of period	$17.94	$17.61	$18.36	$17.34	$16.88	$16.02	$14.16	$14.40	$13.58	N/A
Accumulation units outstanding at the end of period	54,030	65,409	87,574	93,470	96,005	96,908	45,871	33,130	18,203	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.65	$10.42	$9.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.46	$10.65	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,472	18,371	7,482	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	$12.47	N/A
End of period	$17.57	$17.91	$16.90	$14.77	$14.41	$12.72	$8.87	$13.08	$13.50	N/A
Accumulation units outstanding at the end of period	35,708	29,299	35,916	31,112	37,101	31,525	29,695	16,400	7,729	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.72	$10.65	$9.33	$10.29	$8.10	$5.61	N/A	N/A	N/A	N/A
End of period	$15.92	$14.72	$10.65	$9.33	$10.29	$8.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,084	11,290	10,315	10,451	12,165	1,605	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.52	$10.79	$9.20	$10.21	$8.16	$6.22	N/A	N/A	N/A	N/A
End of period	$15.06	$14.52	$10.79	$9.20	$10.21	$8.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,196	1,207	1,218	1,230	2,021	1,252	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	$19.14	N/A
End of period	$26.31	$23.87	$17.37	$15.33	$16.52	$14.36	$10.13	$19.60	$21.20	N/A
Accumulation units outstanding at the end of period	701	812	963	461	445	2,013	2,093	660	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.33	$10.32	$8.09	$10.07	$8.13	$5.92	N/A	N/A	N/A	N/A
End of period	$14.12	$14.33	$10.32	$8.09	$10.07	$8.13	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,917	17,472	23,976	28,252	20,531	1,726	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.10	$12.15	$10.67	$10.29	$9.23	$6.64	N/A	N/A	N/A	N/A
End of period	$19.17	$17.10	$12.15	$10.67	$10.29	$9.23	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	85,783	75,490	73,846	75,761	92,774	108,963	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.51	$13.22	$11.57	$10.69	$9.68	$6.85	N/A	N/A	N/A	N/A
End of period	$19.96	$18.51	$13.22	$11.57	$10.69	$9.68	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,269	2,873	4,293	1,064	1,455	3,166	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.48	$12.08	$10.93	$9.92	$8.57	$7.08	N/A	N/A	N/A	N/A
End of period	$17.24	$15.48	$12.08	$10.93	$9.92	$8.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	66,591	74,546	9,517	11,903	5,140	4,357	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.40	$12.52	$11.20	$10.73	$9.58	$6.23	N/A	N/A	N/A	N/A
End of period	$21.27	$18.40	$12.52	$11.20	$10.73	$9.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,109	2,941	3,306	2,404	2,917	32,393	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60	$12.90	N/A
End of period	$18.67	$17.89	$14.51	$12.79	$13.71	$11.95	$9.31	$15.62	$14.60	N/A
Accumulation units outstanding at the end of period	6,718	12,470	17,248	16,489	11,135	12,878	14,094	13,259	8,896	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07	$10.47	N/A
End of period	$12.85	$12.71	$12.42	$11.65	$11.53	$10.83	$9.74	$11.52	$11.07	N/A
Accumulation units outstanding at the end of period	71,133	64,577	436,298	123,778	84,465	77,520	63,011	43,094	33,356	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55	$13.01	N/A
End of period	$18.66	$18.03	$15.02	$13.29	$14.00	$12.31	$9.81	$15.49	$14.55	N/A
Accumulation units outstanding at the end of period	124,424	149,595	139,071	464,325	460,607	463,781	454,285	453,595	341,318	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67	$10.79	N/A
End of period	$14.25	$13.99	$12.93	$11.90	$12.04	$11.04	$9.50	$12.31	$11.67	N/A
Accumulation units outstanding at the end of period	76,046	72,731	72,191	69,874	96,079	149,003	141,749	82,865	67,651	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84	$12.60	N/A
End of period	$17.58	$17.17	$15.13	$13.58	$14.04	$12.66	$10.47	$14.73	$13.84	N/A
Accumulation units outstanding at the end of period	235,667	273,601	141,076	145,708	172,650	186,709	221,619	166,858	163,612	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.73	$10.59	$8.87	$9.57	$8.87	$6.34	N/A	N/A	N/A	N/A
End of period	$17.86	$15.73	$10.59	$8.87	$9.57	$8.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,463	3,384	2,720	3,103	3,634	2,371	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	$25.18	N/A
End of period	$44.43	$41.72	$30.71	$26.38	$27.24	$23.82	$16.94	$30.25	$28.05	N/A
Accumulation units outstanding at the end of period	7,110	6,813	6,133	9,320	10,067	14,491	15,264	11,734	1,357	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	$35.15	N/A
End of period	$70.28	$63.58	$47.54	$42.73	$44.25	$35.33	$24.56	$42.23	$36.78	N/A
Accumulation units outstanding at the end of period	6,713	6,563	7,328	7,769	11,640	9,487	7,837	8,022	3,033	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	$10.17	N/A	N/A
End of period	$9.84	$10.00	$10.20	$10.16	$10.23	$10.14	$9.62	$10.44	N/A	N/A
Accumulation units outstanding at the end of period	21,971	24,429	24,406	23,877	45,652	26,047	20,744	12,004	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	$13.34	N/A
End of period	$23.04	$20.76	$15.46	$13.22	$13.78	$12.14	$9.04	$15.49	$15.68	N/A
Accumulation units outstanding at the end of period	16,027	9,179	10,917	13,175	14,686	14,589	16,221	16,547	13,203	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	$22.32	N/A
End of period	$35.53	$33.01	$28.24	$26.18	$25.88	$23.83	$20.32	$26.17	$24.85	N/A
Accumulation units outstanding at the end of period	39,273	34,405	26,664	18,842	18,498	19,892	17,367	19,421	13,642	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	$11.56	N/A
End of period	$10.77	$11.00	$11.23	$11.46	$11.69	$11.94	$12.17	$12.15	$11.84	N/A
Accumulation units outstanding at the end of period	56,905	71,583	69,248	72,841	33,572	51,966	120,524	88,342	16,638	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	$17.17	N/A
End of period	$29.09	$26.67	$20.77	$18.22	$18.99	$17.05	$14.04	$21.49	$20.35	N/A
Accumulation units outstanding at the end of period	8,357	9,817	6,689	8,100	6,404	12,076	13,840	13,438	15,412	N/A

Accumulation Unit Values
Contract with Endorsements - 2.085%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.84	$11.34	$10.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.64	$12.84	$11.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	22,670	22,670	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.35	$9.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.41	$11.35	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	137,009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.93	$22.63	$21.45	$20.61	$19.55	N/A	N/A	N/A	N/A	N/A
End of period	$22.64	$21.93	$22.63	$21.45	$20.61	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,533	1,651	1,748	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.71	$18.74	$18.46	$17.16	$16.32	$16.07	N/A	N/A	N/A	N/A
End of period	$18.28	$17.71	$18.74	$18.46	$17.16	$16.32	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	11,360	-	4,206	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.66	$16.16	$14.02	$13.15	$10.93	N/A	N/A	N/A	N/A	N/A
End of period	$21.65	$21.66	$16.16	$14.02	$13.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,159	1,248	1,321	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.71	$13.35	$13.15	$12.53	$12.09	N/A	N/A	N/A	N/A	N/A
End of period	$13.15	$12.71	$13.35	$13.15	$12.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,463	10,682	2,808	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.67	$9.92	$9.10	$7.87	$6.45	N/A	N/A	N/A	N/A	N/A
End of period	$13.63	$12.67	$9.92	$9.10	$7.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,924	2,072	2,194	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.99	$14.41	$11.97	$13.33	$11.86	N/A	N/A	N/A	N/A	N/A
End of period	$17.36	$15.99	$14.41	$11.97	$13.33	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,510	1,626	1,721	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.19	$14.46	$12.51	$14.56	$13.92	N/A	N/A	N/A	N/A	N/A
End of period	$15.81	$17.19	$14.46	$12.51	$14.56	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	8,717	9,387	9,936	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.31	$11.87	$10.27	$10.71	$9.34	N/A	N/A	N/A	N/A	N/A
End of period	$16.69	$15.31	$11.87	$10.27	$10.71	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,564	4,914	5,202	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.07	$9.32	$8.32	$9.42	$8.47	$6.28	N/A	N/A	N/A	N/A
End of period	$12.65	$12.07	$9.32	$8.32	$9.42	$8.47	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	5,074	5,463	5,783	5,224	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.81	$17.51	$15.25	$15.91	$12.91	N/A	N/A	N/A	N/A	N/A
End of period	$24.40	$22.81	$17.51	$15.25	$15.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,437	1,548	1,638	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.90	$11.56	$10.23	$10.29	$9.19	N/A	N/A	N/A	N/A	N/A
End of period	$16.50	$14.90	$11.56	$10.23	$10.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	17,409	18,747	19,843	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.22	$11.35	$10.18	$11.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.42	$15.22	$11.35	$10.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,633	2,472	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.62	$15.21	$13.40	$14.31	$11.56	N/A	N/A	N/A	N/A	N/A
End of period	$21.14	$20.62	$15.21	$13.40	$14.31	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	1,598	1,720	1,821	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.94	$9.80	$9.17	$12.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.66	$12.94	$9.80	$9.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.84	$14.43	$13.59	$12.42	$11.77	N/A	N/A	N/A	N/A	N/A
End of period	$12.99	$12.84	$14.43	$13.59	$12.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,564	2,761	2,923	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.51	$18.26	$17.25	$16.80	$15.95	$14.11	$14.35	N/A	N/A	N/A
End of period	$17.84	$17.51	$18.26	$17.25	$16.80	$15.95	$14.11	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,191	8,044	10,987	-	6,271	26,209	-	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.80	$16.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.46	$17.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	949	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.07	$12.13	$10.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.12	$17.07	$12.13	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,355	33,065	33,065	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.48	$13.20	$11.56	$10.67	$9.68	$6.85	$9.91	N/A	N/A	N/A
End of period	$19.91	$18.48	$13.20	$11.56	$10.67	$9.68	$6.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	2,060	-	-	-	-	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.36	$12.50	$11.19	$10.72	$9.57	$6.22	$9.91	N/A	N/A	N/A
End of period	$21.22	$18.36	$12.50	$11.19	$10.72	$9.57	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,813	2,196	-	-	-	-	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.70	$10.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.82	$15.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	2,781	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.79	$28.06	$26.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.28	$32.79	$28.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,804	9,366	9,366	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.98	$11.21	$11.45	$11.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.75	$10.98	$11.21	$11.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.095%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.96	$10.43	$9.40	$9.53	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.34	$11.96	$10.43	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	204	197	229	108	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.07	$14.41	$13.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.09	$16.07	$14.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,728	15,496	16,576	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.51	$14.99	$13.75	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.48	$16.51	$14.99	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,064	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.48	$15.25	$14.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.43	$16.48	$15.25	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,719	2,971	7,348	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.60	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	994	1,014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.27	$11.01	$9.91	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.07	$14.27	$11.01	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,334	2,904	4,341	6,042	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.90	$10.53	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.27	$10.36	$10.90	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,007	6,591	6,365	14,991	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.55	$10.02	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.51	$12.55	$10.02	$8.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	499	909	2,463	7,789	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	474	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.70	$11.29	$9.86	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$14.70	$11.29	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,927	8,713	8,579	8,530	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.23	$10.32	$8.97	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$12.23	$10.32	$8.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,393	3,536	5,197	9,818	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.73	$10.81	$9.40	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.55	$11.73	$10.81	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,275	5,207	7,854	13,588	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.55	$9.84	$9.97	$10.99	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$8.86	$10.55	$9.84	$9.97	$10.99	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,974	1,564	2,684	18,946	43,592	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.66	$10.41	$9.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$11.66	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,710	15,308	15,011	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.80	$24.84	$22.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$36.04	$33.80	$24.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,388	1,446	1,504	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.54	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.28	$14.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	878	1,226	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.82	$11.33	$10.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.62	$12.82	$11.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	870	882	894	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.64	$25.39	$22.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.71	$30.64	$25.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	785	956	899	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.75	$27.20	$24.40	$25.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.98	$34.75	$27.20	$24.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,888	1,898	1,816	7,921	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.91	$8.60	$7.17	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$7.91	$8.60	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,675	1,601	1,608	4,413	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.90	$7.22	$5.97	$8.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.53	$6.90	$7.22	$5.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	409	369	5,542	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.35	$9.35	$8.23	$8.52	$7.88	$6.19	$9.89	N/A	N/A	N/A
End of period	$11.41	$11.35	$9.35	$8.23	$8.52	$7.88	$6.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,569	7,055	5,583	4,000	99,813	98,513	110,476	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.76	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.47	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,330	2,163	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.14	$11.76	$10.70	$10.66	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.28	$13.14	$11.76	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,695	8,615	3,050	14,469	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.63	$8.20	$6.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$10.63	$8.20	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,146	4,848	540	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.00	$8.76	$7.87	$8.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$11.00	$8.76	$7.87	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,128	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.71	$13.46	$11.68	$12.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.37	$17.71	$13.46	$11.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	751	922	959	11,129	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.89	$22.60	$21.41	$20.58	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.60	$21.89	$22.60	$21.41	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,403	5,633	5,963	6,565	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.05	$14.46	$12.30	$13.18	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$12.15	13.05	$14.46	$12.30	$13.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,706	22,977	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.45	$13.42	$11.61	$12.69	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.33	$17.45	$13.42	$11.61	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,223	498	181	7,044	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.38	$8.66	$7.39	$8.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.69	$11.38	$8.66	$7.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	3,789	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.95	$13.87	$11.04	$12.02	$10.48	$8.07	$12.82	N/A	N/A	N/A
End of period	$15.72	$13.95	$13.87	$11.04	$12.02	$10.48	$8.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,689	2,213	7,918	15,839	4,925	4,995	5,078	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.12	$15.56	$13.72	$15.05	$13.68	$10.20	$17.64	N/A	N/A	N/A
End of period	$17.79	$18.12	$15.56	$13.72	$15.05	$13.68	$10.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	846	837	862	3,547	-	12,402	12,611	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.17	$11.83	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.15	$16.17	$11.83	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	376	403	1,091	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.07	$18.00	$17.06	$18.47	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.69	$23.07	$18.00	$17.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,714	1,837	1,474	1,478	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.21	$16.24	$14.09	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.49	$22.21	$16.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	607	657	442	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.02	$11.58	$10.09	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.18	$14.02	$11.58	$10.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,983	13,505	9,198	37,762	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.96	$11.73	$10.23	$11.99	$11.38	$8.93	$16.42	N/A	N/A	N/A
End of period	$12.23	$13.96	$11.73	$10.23	$11.99	$11.38	$8.93	N/A	N/A	N/A
Accumulation units outstanding at the end of period	817	819	821	7,505	-	12,359	12,567	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.39	$23.29	$20.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.27	$32.39	$23.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	929	3,771	868	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.67	$18.70	$18.43	$17.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.24	$17.67	$18.70	$18.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,851	967	8,273	15,139	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.83	$13.24	$11.07	$13.74	$11.51	$6.84	$13.99	N/A	N/A	N/A
End of period	$11.90	12.83	$13.24	$11.07	$13.74	$11.51	$6.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	16,620	14,837	44,155	24,812	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.63	$16.14	$14.00	$13.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.63	$21.63	$16.14	$14.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	296	5,749	5,638	7,886	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.70	$13.33	$13.14	$12.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.14	$12.70	$13.33	$13.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,191	8,143	5,613	9,211	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.83	$5.76	$4.89	$5.16	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.06	$6.83	$5.76	$4.89	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,887	9,997	10,529	26,247	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.50	$13.39	$11.07	$10.61	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.07	$18.50	$13.39	$11.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,014	16,062	2,765	6,843	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.66	$9.90	$9.09	$7.87	$6.45	$5.68	N/A	N/A	N/A	N/A
End of period	$13.61	$12.66	$9.90	$9.09	$7.87	$6.45	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,428	-	-	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,587	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.64	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.85	$14.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,518	774	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.82	$7.52	$6.09	$7.14	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.87	$9.82	$7.52	$6.09	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,816	3,580	7,088	2,851	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.97	$14.40	$11.96	$13.32	$11.86	$9.24	$18.32	N/A	N/A	N/A
End of period	$17.34	$15.97	$14.40	$11.96	$13.32	$11.86	$9.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	2,026	5,909	5,992	7,293	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.94	$13.73	$11.82	$10.89	$10.70	$9.04	$12.02	N/A	N/A	N/A
End of period	$23.21	$18.94	$13.73	$11.82	$10.89	$10.70	$9.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,997	6,946	8,204	9,630	5,439	5,421	4,788	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.17	$14.44	$12.50	$14.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.79	$17.17	$14.44	$12.50	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,376	2,203	1,990	2,021	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.30	$11.86	$10.26	$10.70	$9.33	$7.68	$13.64	N/A	N/A	N/A
End of period	$16.68	$15.30	$11.86	$10.26	$10.70	$9.33	$7.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,297	7,713	7,947	8,679	10,977	27,675	29,710	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.50	$12.67	$10.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.30	$17.50	$12.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,601	2,327	2,317	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.32	$30.40	$29.75	$29.42	$25.22	$21.45	$35.25	N/A	N/A	N/A
End of period	$32.76	$37.32	$30.40	$29.75	$29.42	$25.22	$21.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	650	446	667	6,853	2,279	5,875	2,038	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.93	$13.53	$12.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.09	$14.93	$13.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	579	578	175	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.45	$10.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.89	$14.45	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	775	1,554	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.78	$17.49	$15.24	$15.90	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.37	$22.78	$17.49	$15.24	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	149	732	825	2,925	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.89	$11.55	$10.22	$10.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.48	$14.89	$11.55	$10.22	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,823	8,046	11,672	11,721	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.21	$11.34	$10.17	$11.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.41	$15.21	$11.34	$10.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	406	405	502	520	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.60	$15.20	$13.39	$14.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.11	$20.60	$15.20	$13.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	258	979	700	3,060	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.53	$6.91	$6.34	$6.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.08	$8.53	$6.91	$6.34	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,871	7,537	21,978	8,155	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	$17.53	N/A	N/A	N/A
End of period	$13.64	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	7,006	41,643	45,191	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.17	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,145	1,113	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.20	$13.91	$11.79	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.16	$17.20	$13.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,279	517	569	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.83	$14.42	$13.58	$12.41	$11.77	$10.25	$10.87	N/A	N/A	N/A
End of period	$12.98	$12.83	$14.42	$13.58	$12.41	$11.77	$10.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,380	6,498	6,526	32,746	18,586	13,880	12,504	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.49	$18.24	$17.23	$16.78	$15.93	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$17.49	$18.24	$17.23	$16.78	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,136	16,124	18,661	46,637	7,407	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.64	$10.41	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.64	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,391	14,314	3,296	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.79	$16.79	$14.68	$14.32	$12.65	N/A	N/A	N/A	N/A	N/A
End of period	$17.44	$17.79	$16.79	$14.68	$14.32	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,660	6,475	11,252	32,936	24,424	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.68	$10.62	$9.32	$10.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	$14.68	$10.62	$9.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,449	1,467	469	3,470	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.48	$10.77	$9.19	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.01	$14.48	$10.77	$9.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	473	480	572	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.06	$12.13	$10.65	$10.28	$9.22	$6.64	N/A	N/A	N/A	N/A
End of period	$19.11	$17.06	$12.13	$10.65	$10.28	$9.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,124	5,527	347	4,153	-	22,534	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.46	$13.19	$11.55	$10.67	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.90	$18.46	$13.19	$11.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,595	14,782	13,612	3,609	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.44	$12.05	$10.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.19	$15.44	$12.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,170	17,236	17,686	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.34	$12.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.20	$18.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,040	15,762	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.75	$14.42	$12.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.53	$17.75	$14.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	952	389	395	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.66	$12.36	$11.61	$11.49	$10.80	N/A	N/A	N/A	N/A	N/A
End of period	$12.78	$12.66	$12.36	$11.61	$11.49	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,159	7,845	5,978	19,728	16,191	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.91	$14.92	$13.21	$13.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.52	$17.91	$14.92	$13.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,494	26,442	25,875	30,450	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.93	$12.88	$11.86	$12.01	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.18	$13.93	$12.88	$11.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,151	18,175	16,844	26,230	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.03	$15.01	$13.48	$13.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.43	$17.03	$15.01	$13.48	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,721	3,387	499	8,151	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.69	$10.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.81	$15.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	258	7,550	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.37	$30.46	$26.18	$27.05	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$44.04	$41.37	$30.46	$26.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,617	7,695	2,032	8,456	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$63.05	$47.17	$42.41	$43.94	$35.10	$24.41	$41.99	N/A	N/A	N/A
End of period	$69.66	$63.05	$47.17	$42.41	$43.94	$35.10	$24.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,070	3,320	1,442	8,089	7,233	4,729	5,378	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.97	$10.17	$10.14	$10.21	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.80	$9.97	$10.17	$10.14	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,900	4,904	2,527	15,071	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	673	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.74	$28.01	$25.99	$25.69	$23.67	$20.20	$26.02	N/A	N/A	N/A
End of period	$35.22	$32.74	$28.01	$25.99	$25.69	$23.67	$20.20	N/A	N/A	N/A
Accumulation units outstanding at the end of period	775	1,036	783	7,202	5,944	11,729	6,128	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.91	$11.14	$11.37	$11.61	$11.86	$12.09	N/A	N/A	N/A	N/A
End of period	$10.68	$10.91	$11.14	$11.37	$11.61	$11.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,237	20,630	74,714	6,286	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.53	$20.68	$18.15	$18.92	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.93	$26.53	$20.68	$18.15	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,842	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.10%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.96	$10.43	$9.40	$9.53	$8.76	$7.54	N/A	N/A	N/A	N/A
End of period	$12.34	$11.96	$10.43	$9.40	$9.53	$8.76	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	651	6,111	6,447	5,951	6,268	6,584	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,946	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.07	$14.41	$13.24	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.08	$16.07	$14.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	996	1,103	1,162	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.51	$14.99	$13.75	$14.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.47	$16.51	$14.99	$13.75	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	359	374	389	7,422	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.47	$15.24	$14.04	$15.03	$13.36	N/A	N/A	N/A	N/A	N/A
End of period	$16.43	$16.47	$15.24	$14.04	$15.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	453	502	-	-	740	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.83	$15.70	$14.45	$15.60	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.75	$16.83	$15.70	$14.45	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	600	628	654	681	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	893	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.27	$11.01	$9.91	$10.25	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.07	$14.27	$11.01	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,376	1,769	1,857	2,087	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.90	$10.53	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$10.36	$10.90	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	394	411	1,056	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.54	$10.01	$8.68	$11.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.50	$12.54	$10.01	$8.68	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	230	1,884	1,715	3,905	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.69	$11.29	$9.86	$10.31	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.85	$14.69	$11.29	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,682	1,778	1,866	2,260	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.23	$10.31	$8.97	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$12.23	$10.31	$8.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,293	1,949	-	2,065	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.73	$10.81	$9.40	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.55	$11.73	$10.81	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	235	2,244	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.55	$9.84	$9.97	$10.99	$9.55	$6.51	$13.62	N/A	N/A	N/A
End of period	$8.86	$10.55	$9.84	$9.97	$10.99	$9.55	$6.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,428	3,167	4,372	3,544	5,079	4,766	4,535	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$10.41	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.65	$10.41	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,239	2,894	1,550	1,550	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63	$25.02	N/A
End of period	$36.01	$33.77	$24.81	$22.91	$23.22	$21.05	$15.94	$27.54	$25.63	N/A
Accumulation units outstanding at the end of period	1,485	3,614	3,942	4,147	4,407	5,489	4,965	1,250	1,736	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.53	$12.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.28	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,666	571	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	$10.64	N/A
End of period	$12.62	$12.81	$11.33	$10.23	$10.97	$10.28	$8.57	$12.20	$11.54	N/A
Accumulation units outstanding at the end of period	1,128	1,805	1,984	1,426	2,148	3,871	6,842	2,351	1,752	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	$21.65	N/A
End of period	$30.69	$30.62	$25.37	$22.14	$23.68	$21.64	$15.98	$28.38	$24.03	N/A
Accumulation units outstanding at the end of period	307	395	404	427	4,432	428	427	762	835	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	$16.42	N/A
End of period	$23.46	$21.81	$16.48	$14.80	$15.24	$13.92	$10.62	$17.79	$18.06	N/A
Accumulation units outstanding at the end of period	-	559	575	580	1,473	115	274	1,155	437	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	$18.54	N/A
End of period	$34.95	$34.72	$27.18	$24.38	$25.49	$19.19	$14.46	$23.93	$21.81	N/A
Accumulation units outstanding at the end of period	587	1,037	4,563	6,864	5,482	4,308	7,045	3,971	1,167	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.91	$8.60	$7.17	$9.29	$7.94	N/A	N/A	N/A	N/A	N/A
End of period	$8.19	$7.91	$8.60	$7.17	$9.29	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,486	2,802	5,702	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.90	$7.21	$5.97	$8.45	$7.38	N/A	N/A	N/A	N/A	N/A
End of period	$7.53	$6.90	$7.21	$5.97	$8.45	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,960	3,386	4,193	4,082	2,447	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.34	$9.34	$8.23	$8.52	$7.88	$6.18	$9.89	N/A	N/A	N/A
End of period	$11.40	$11.34	$9.34	$8.23	$8.52	$7.88	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,975	1,106	1,165	-	-	3,170	5,712	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.81	$8.47	$7.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.33	$10.81	$8.47	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	860	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	786	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	$10.83	N/A	N/A
End of period	$13.27	$13.13	$11.76	$10.70	$10.66	$9.67	$7.43	$10.80	N/A	N/A
Accumulation units outstanding at the end of period	5,435	7,153	6,701	6,548	6,464	11,183	5,686	4,923	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.63	$8.20	$6.58	$7.85	$6.65	N/A	N/A	N/A	N/A	N/A
End of period	$9.43	$10.63	$8.20	$6.58	$7.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	290	377	7,023	3,572	-	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$11.00	$8.76	$7.87	$8.09	$7.41	$5.97	$9.82	N/A	N/A	N/A
End of period	$11.56	$11.00	$8.76	$7.87	$8.09	$7.41	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,836	3,214	1,346	1,408	3,037	3,175	1,247	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	$10.88	N/A
End of period	$17.36	$17.70	$13.45	$11.68	$12.26	$9.87	$7.55	$11.52	$12.54	N/A
Accumulation units outstanding at the end of period	260	247	263	118	4,850	4,892	937	729	512	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	$17.50	N/A
End of period	$22.58	$21.88	$22.58	$21.40	$20.56	$19.51	$17.45	$18.80	$17.94	N/A
Accumulation units outstanding at the end of period	1,559	3,647	4,516	3,799	8,082	8,774	10,004	10,013	9,282	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.06	$14.47	$12.31	$13.19	$11.60	N/A	N/A	N/A	N/A	N/A
End of period	$12.16	$13.06	$14.47	$12.31	$13.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	837	2,799	3,306	3,882	3,618	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	$11.23	N/A
End of period	$19.32	$17.44	$13.42	$11.61	$12.69	$10.41	$8.02	$12.81	$12.73	N/A
Accumulation units outstanding at the end of period	325	349	2,004	2,009	3,938	3,861	1,600	1,860	1,304	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.37	$8.65	$7.39	$8.44	$7.93	$6.49	N/A	N/A	N/A	N/A
End of period	$12.69	$11.37	$8.65	$7.39	$8.44	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,924	256	292	330	888	3,940	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	$11.54	N/A
End of period	$15.71	$13.95	$13.86	$11.03	$12.02	$10.48	$8.07	$12.82	$15.41	N/A
Accumulation units outstanding at the end of period	2,863	3,189	2,472	2,310	3,535	2,366	2,984	4,621	4,954	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	$13.66	N/A
End of period	$17.77	$18.11	$15.54	$13.71	$15.04	$13.67	$10.19	$17.63	$16.40	N/A
Accumulation units outstanding at the end of period	1,294	2,277	1,169	3,202	3,198	2,889	6,301	10,022	409	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13	$11.49	N/A
End of period	$17.14	$16.16	$11.82	$10.73	$11.75	$10.22	$8.39	$13.75	$12.13	N/A
Accumulation units outstanding at the end of period	-	545	5,539	14,343	14,081	25,106	23,337	26,322	190	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	$17.51	N/A
End of period	$24.67	$23.06	$17.99	$17.05	$18.46	$15.31	$11.20	$18.74	$19.65	N/A
Accumulation units outstanding at the end of period	274	185	1,724	3,694	3,385	4,185	7,511	5,762	3,991	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89	$12.39	N/A
End of period	$23.47	$22.20	$16.23	$14.08	$14.58	$11.80	$8.94	$15.14	$13.89	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.02	$11.58	$10.09	$11.13	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.18	$14.02	$11.58	$10.09	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,429	7,800	9,206	9,822	34,558	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97	$11.58	N/A
End of period	$12.22	$13.95	$11.73	$10.22	$11.98	$11.37	$8.92	$16.41	$14.97	N/A
Accumulation units outstanding at the end of period	1,474	1,939	6,134	4,942	7,312	7,981	5,893	12,771	23,018	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40	$20.42	N/A
End of period	$35.23	$32.36	$23.27	$20.44	$22.18	$18.04	$12.88	$23.68	$22.40	N/A
Accumulation units outstanding at the end of period	583	625	360	782	392	439	14,488	14,416	14,559	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	$14.60	N/A
End of period	$18.22	$17.66	$18.69	$18.42	$17.12	$16.29	$16.04	$15.38	$14.76	N/A
Accumulation units outstanding at the end of period	-	2,880	17,810	141	1,355	586	5,151	1,076	2,916	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	$10.84	N/A	N/A
End of period	$11.89	$12.82	$13.24	$11.06	$13.74	$11.51	$6.84	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	2,892	4,538	4,743	9,436	15,037	16,828	8,532	11,400	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.62	$16.13	$14.00	$13.13	$10.91	$7.29	$11.49	$12.07	$10.99	N/A
End of period	$21.61	$21.62	$16.13	$14.00	$13.13	$10.91	$7.29	$11.49	$12.07	N/A
Accumulation units outstanding at the end of period	4,027	3,985	4,870	6,013	7,994	7,921	7,493	8,975	9,880	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02	$10.86	N/A
End of period	$13.13	$12.69	$13.33	$13.13	$12.52	$12.07	$11.66	$11.48	$11.02	N/A
Accumulation units outstanding at the end of period	6,556	7,975	8,474	8,976	11,641	9,862	13,378	17,804	8,942	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	$4.34	N/A
End of period	$7.05	$6.83	$5.76	$4.89	$5.16	$4.30	$3.49	$5.91	$5.79	N/A
Accumulation units outstanding at the end of period	-	-	-	-	24,719	5,205	8,258	8,107	6,064	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	$10.04	N/A
End of period	$20.06	$18.49	$13.38	$11.07	$10.61	$8.82	$6.77	$10.06	$11.15	N/A
Accumulation units outstanding at the end of period	2,979	280	1,924	123	9,099	-	1,442	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	$8.56	N/A
End of period	$13.60	$12.65	$9.90	$9.09	$7.86	$6.44	$5.68	$10.74	$10.86	N/A
Accumulation units outstanding at the end of period	4,769	4,424	5,731	7,073	7,958	7,607	12,789	19,633	20,722	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	712	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.74	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	974	1,683	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.63	$11.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.84	$14.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	454	293	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	$12.16	N/A
End of period	$10.86	$9.81	$7.51	$6.08	$7.13	$6.42	$5.53	$11.43	$14.13	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,663	526	1,766	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	$12.27	N/A
End of period	$17.32	$15.96	$14.38	$11.95	$13.30	$11.85	$9.23	$18.31	$16.83	N/A
Accumulation units outstanding at the end of period	3,822	4,584	5,515	6,433	7,665	10,188	11,929	21,425	22,652	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.53	$9.87	$10.28	$10.20	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	$9.53	$9.87	$10.28	$10.20	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	284	675	662	1,171	1,214	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	$10.96	N/A
End of period	$23.19	$18.92	$13.72	$11.82	$10.88	$10.70	$9.03	$12.01	$11.40	N/A
Accumulation units outstanding at the end of period	4,402	2,509	1,938	1,420	4,111	2,947	4,851	5,198	2,629	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19	$14.79	N/A
End of period	$15.80	$17.18	$14.45	$12.50	$14.55	$13.91	$10.99	$19.66	$18.19	N/A
Accumulation units outstanding at the end of period	6,575	8,098	18,413	15,900	19,186	20,592	26,051	23,860	18,878	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	$11.80	N/A
End of period	$16.67	$15.29	$11.86	$10.26	$10.70	$9.33	$7.67	$13.64	$13.73	N/A
Accumulation units outstanding at the end of period	38,083	56,618	66,482	69,293	89,668	116,318	104,661	112,771	172,049	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.05	$9.31	$8.31	$9.42	$8.46	$6.27	$11.88	$10.68	N/A	N/A
End of period	$12.63	$12.05	$9.31	$8.31	$9.42	$8.46	$6.27	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	-	3,334	3,346	3,164	3,256	4,338	5,030	5,751	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	$10.48	N/A
End of period	$20.29	$17.50	$12.66	$10.81	$10.82	$9.43	$7.18	$12.54	$10.75	N/A
Accumulation units outstanding at the end of period	3,230	-	800	-	422	-	-	571	-	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	$22.49	N/A
End of period	$32.73	$37.29	$30.38	$29.73	$29.40	$25.21	$21.44	$35.23	$26.60	N/A
Accumulation units outstanding at the end of period	912	1,098	940	1,011	6,051	2,533	12,191	3,518	3,850	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.93	$13.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.09	$14.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	256	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	$10.16	N/A	N/A
End of period	$14.88	$14.45	$10.50	$9.62	$9.36	$8.20	$7.05	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	2,841	3,382	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82	$13.79	N/A
End of period	$24.32	$22.73	$17.46	$15.21	$15.87	$12.88	$9.53	$15.59	$14.82	N/A
Accumulation units outstanding at the end of period	5,507	7,137	27,512	26,599	30,385	30,283	36,696	35,309	28,846	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86	$10.52	N/A
End of period	$16.47	$14.88	$11.54	$10.22	$10.28	$9.18	$7.44	$12.18	$11.86	N/A
Accumulation units outstanding at the end of period	41,111	48,019	61,107	50,628	58,061	69,318	99,598	73,205	64,936	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.20	$11.34	$10.17	$11.26	$9.52	$6.02	$8.80	N/A	N/A	N/A
End of period	$15.41	$15.20	$11.34	$10.17	$11.26	$9.52	$6.02	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,495	3,976	4,010	4,417	3,814	4,423	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	$13.17	N/A
End of period	$21.08	$20.57	$15.17	$13.37	$14.27	$11.54	$9.25	$14.52	$15.15	N/A
Accumulation units outstanding at the end of period	7,230	9,176	21,487	17,352	20,336	24,148	26,277	30,715	27,335	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	$5.54	N/A
End of period	$10.08	$8.53	$6.90	$6.34	$6.49	$5.92	$3.69	$6.66	$5.93	N/A
Accumulation units outstanding at the end of period	2,396	1,688	1,763	1,307	5,166	6,681	1,507	297	3,681	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	$17.53	$14.98	$15.51	N/A
End of period	$13.64	$12.93	$9.79	$9.16	$12.15	$10.13	$9.02	$17.53	$14.98	N/A
Accumulation units outstanding at the end of period	7,842	12,246	14,852	13,468	13,871	22,141	43,911	19,721	26,889	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	$12.30	N/A
End of period	$17.15	$17.18	$13.90	$11.78	$13.10	$11.60	$8.50	$14.67	$14.09	N/A
Accumulation units outstanding at the end of period	805	2,168	2,062	2,049	3,272	-	2,995	5,093	8,060	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.83	$14.41	$13.58	$12.41	$11.76	$10.25	$10.87	N/A	N/A	N/A
End of period	$12.97	$12.83	$14.41	$13.58	$12.41	$11.76	$10.25	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,241	1,840	7,079	2,081	13,676	36,491	33,689	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	$13.34	N/A
End of period	$17.79	$17.48	$18.23	$17.22	$16.78	$15.93	$14.09	$14.33	$13.52	N/A
Accumulation units outstanding at the end of period	7,442	10,644	37,112	30,105	40,712	29,829	33,796	28,643	37,330	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.63	$10.41	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.63	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,372	14,988	3,566	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	$12.42	N/A
End of period	$17.43	$17.77	$16.77	$14.67	$14.31	$12.64	$8.82	$13.01	$13.44	N/A
Accumulation units outstanding at the end of period	1,558	2,181	5,011	2,788	5,158	2,194	939	1,281	1,545	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.67	$10.62	$9.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.87	$14.67	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	349	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.48	$10.76	$9.19	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.01	$14.48	$10.76	$9.19	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	305	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	$19.04	N/A
End of period	$26.06	$23.65	$17.23	$15.21	$16.39	$14.25	$10.07	$19.48	$21.08	N/A
Accumulation units outstanding at the end of period	-	171	178	971	182	182	102	108	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.30	$10.31	$8.08	$10.06	$8.13	N/A	N/A	N/A	N/A	N/A
End of period	$14.08	$14.30	$10.31	$8.08	$10.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	200	1,906	3,265	3,273	4,941	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.05	$12.12	$10.65	$10.27	$9.22	N/A	N/A	N/A	N/A	N/A
End of period	$19.10	$17.05	$12.12	$10.65	$10.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	227	3,135	867	11,363	11,408	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.46	$13.19	$11.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.89	$18.46	$13.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	580	846	5,304	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.43	$12.05	$10.91	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.18	$15.43	$12.05	$10.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,555	8,359	10,014	10,418	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.34	$12.49	$11.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.20	$18.34	$12.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,725	4,395	2,924	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54	$12.85	N/A
End of period	$18.52	$17.74	$14.41	$12.70	$13.62	$11.88	$9.26	$15.54	$14.54	N/A
Accumulation units outstanding at the end of period	1,271	1,579	1,761	1,805	516	841	7,257	7,334	20,772	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05	$10.46	N/A
End of period	$12.77	$12.65	$12.36	$11.60	$11.49	$10.80	$9.71	$11.50	$11.05	N/A
Accumulation units outstanding at the end of period	16,136	29,697	25,561	13,401	8,113	5,264	-	1,003	27,700	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48	$12.96	N/A
End of period	$18.51	$17.89	$14.90	$13.20	$13.91	$12.24	$9.76	$15.42	$14.48	N/A
Accumulation units outstanding at the end of period	17,426	23,654	25,166	29,368	33,470	13,486	11,278	34,937	39,715	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66	$10.78	N/A
End of period	$14.18	$13.92	$12.88	$11.85	$12.00	$11.01	$9.48	$12.29	$11.66	N/A
Accumulation units outstanding at the end of period	26,778	28,635	24,490	10,509	21,089	20,660	24,115	50,092	54,067	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77	$12.53	N/A
End of period	$17.41	$17.01	$15.00	$13.47	$13.93	$12.57	$10.40	$14.64	$13.77	N/A
Accumulation units outstanding at the end of period	34,553	19,397	28,643	16,262	17,191	17,275	21,888	40,485	39,041	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.68	$10.56	$8.85	$9.56	$8.87	$6.34	N/A	N/A	N/A	N/A
End of period	$17.80	$15.68	$10.56	$8.85	$9.56	$8.87	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,002	542	669	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	$25.04	N/A
End of period	$44.00	$41.33	$30.44	$26.16	$27.03	$23.64	$16.83	$30.06	$27.88	N/A
Accumulation units outstanding at the end of period	703	1,236	4,018	2,582	3,247	5,043	7,052	13,580	11,166	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	$34.96	N/A
End of period	$69.60	$62.99	$47.13	$42.37	$43.91	$35.07	$24.39	$41.97	$36.57	N/A
Accumulation units outstanding at the end of period	939	740	3,695	3,754	4,087	5,429	5,366	4,599	5,471	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	$10.17	N/A	N/A
End of period	$9.80	$9.96	$10.17	$10.13	$10.21	$10.13	$9.61	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	14,257	18,316	23,299	1,208	2,043	2,701	6,722	4,418	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	$13.30	N/A
End of period	$22.87	$20.62	$15.36	$13.14	$13.70	$12.08	$9.00	$15.43	$15.63	N/A
Accumulation units outstanding at the end of period	2,420	5,502	13,587	17,043	19,987	27,541	18,524	19,343	3,393	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	$22.20	N/A
End of period	$35.18	$32.70	$27.99	$25.96	$25.67	$23.66	$20.18	$26.00	$24.70	N/A
Accumulation units outstanding at the end of period	2,408	2,903	2,438	2,542	5,270	8,667	3,854	4,095	4,377	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79	$11.52	N/A
End of period	$10.69	$10.92	$11.15	$11.38	$11.62	$11.87	$12.10	$12.10	$11.79	N/A
Accumulation units outstanding at the end of period	11,420	23,063	24,143	14,633	16,635	42,232	17,388	22,128	2,610	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	$17.14	N/A
End of period	$28.91	$26.52	$20.66	$18.14	$18.91	$16.99	$13.99	$21.44	$20.30	N/A
Accumulation units outstanding at the end of period	892	1,185	759	636	1,578	1,611	6,354	1,956	3,088	N/A

Accumulation Unit Values
Contract with Endorsements - 2.11%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.95	$10.42	$9.39	$9.53	$8.76	N/A	N/A	N/A	N/A	N/A
End of period	$12.33	$11.95	$10.42	$9.39	$9.53	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	953	969	978	1,005	828	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.61	$9.67	$8.65	$8.91	$8.03	$6.68	$10.46	N/A	N/A	N/A
End of period	$11.95	$11.61	$9.67	$8.65	$8.91	$8.03	$6.68	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,719	3,943	9,723	10,367	10,916	12,490	12,626	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.06	$14.40	$13.24	$13.87	$12.53	N/A	N/A	N/A	N/A	N/A
End of period	$16.07	$16.06	$14.40	$13.24	$13.87	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,772	17,137	18,178	18,568	18,817	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.50	$14.98	$13.75	$14.60	$13.04	N/A	N/A	N/A	N/A	N/A
End of period	$16.46	$16.50	$14.98	$13.75	$14.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,521	11,484	17,846	27,064	28,021	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.46	$15.24	$14.04	$15.03	$13.36	N/A	N/A	N/A	N/A	N/A
End of period	$16.42	$16.46	$15.24	$14.04	$15.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,226	25,419	47,608	36,405	69,250	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.83	$15.69	$14.45	$15.60	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$16.75	$16.83	$15.69	$14.45	$15.60	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	61,158	83,854	87,004	125,786	18,338	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.27	$11.00	$9.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	$14.27	$11.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	200	718	167	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.36	$10.90	$10.53	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$10.36	$10.90	$10.53	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	296	926	1,856	1,904	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	515	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.69	$11.28	$9.86	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.85	$14.69	$11.28	$9.86	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	764	169	550	19,750	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.23	$10.31	$8.97	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.61	$12.23	$10.31	$8.97	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	196	201	226	240	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.73	$10.80	$9.40	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$11.73	$10.80	$9.40	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	541	545	12,123	10,491	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.54	$9.83	$9.96	$10.98	$9.55	$6.51	$13.62	N/A	N/A	N/A
End of period	$8.85	$10.54	$9.83	$9.96	$10.98	$9.55	$6.51	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,971	18,535	31,495	43,466	24,692	16,791	32,494	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.65	$10.41	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.62	$11.65	$10.41	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,128	3,036	4,490	8,237	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.71	$24.77	$22.87	$23.19	$21.02	$15.92	$27.50	$25.60	$25.00	N/A
End of period	$35.94	$33.71	$24.77	$22.87	$23.19	$21.02	$15.92	$27.50	$25.60	N/A
Accumulation units outstanding at the end of period	1,424	2,054	3,878	3,898	4,822	2,609	-	-	-	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.53	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,349	16,710	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.79	$11.31	$10.22	$10.96	$10.26	$8.56	$12.19	$11.53	$10.63	N/A
End of period	$12.59	$12.79	$11.31	$10.22	$10.96	$10.26	$8.56	$12.19	$11.53	N/A
Accumulation units outstanding at the end of period	3,089	3,021	3,044	3,211	3,555	7,960	8,542	1,001	165	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.56	$25.33	$22.11	$23.64	$21.60	$15.96	$28.34	$24.00	$21.63	N/A
End of period	$30.63	$30.56	$25.33	$22.11	$23.64	$21.60	$15.96	$28.34	$24.00	N/A
Accumulation units outstanding at the end of period	449	591	1,581	1,652	12,212	3,710	2,006	-	-	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.77	$16.45	$14.78	$15.22	$13.90	$10.61	$17.77	$18.05	$16.40	N/A
End of period	$23.41	$21.77	$16.45	$14.78	$15.22	$13.90	$10.61	$17.77	$18.05	N/A
Accumulation units outstanding at the end of period	1,927	2,187	5,843	6,333	6,588	6,915	7,541	7,574	8,020	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.66	$27.13	$24.34	$25.45	$19.16	$14.44	$23.90	$21.78	$18.52	N/A
End of period	$34.89	$34.66	$27.13	$24.34	$25.45	$19.16	$14.44	$23.90	$21.78	N/A
Accumulation units outstanding at the end of period	127	1,405	7,128	11,633	10,464	12,670	12,223	12,986	12,036	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.91	$8.59	$7.16	$9.28	$7.94	$4.78	N/A	N/A	N/A	N/A
End of period	$8.18	$7.91	$8.59	$7.16	$9.28	$7.94	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,576	3,730	2,303	3,036	3,314	2,424	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.90	$7.21	$5.97	$8.45	$7.38	$4.13	N/A	N/A	N/A	N/A
End of period	$7.52	$6.90	$7.21	$5.97	$8.45	$7.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,023	4,564	9,731	14,417	14,828	19,206	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.33	$9.34	$8.22	$8.52	$7.88	$6.18	$9.89	N/A	N/A	N/A
End of period	$11.39	$11.33	$9.34	$8.22	$8.52	$7.88	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	906	3,120	19,735	21,208	24,069	41,445	131,367	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.80	$8.46	$7.08	$7.70	$7.34	$5.73	$9.86	N/A	N/A	N/A
End of period	$10.32	$10.80	$8.46	$7.08	$7.70	$7.34	$5.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,233	16,699	116	118	282	278	-	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.76	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,335	20,411	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.12	$11.75	$10.69	$10.65	$9.66	$7.43	$10.79	$10.83	N/A	N/A
End of period	$13.26	$13.12	$11.75	$10.69	$10.65	$9.66	$7.43	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	1,229	1,406	2,731	2,620	21,688	3,087	2,930	3,983	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.62	$8.19	$6.58	$7.84	$6.64	N/A	N/A	N/A	N/A	N/A
End of period	$9.42	$10.62	$8.19	$6.58	$7.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,879	1,206	5,787	3,935	3,922	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.99	$8.75	$7.87	$8.09	$7.41	$5.97	$9.82	N/A	N/A	N/A
End of period	$11.55	$10.99	$8.75	$7.87	$8.09	$7.41	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	771	759	5,869	5,872	5,758	261	-	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.69	$13.44	$11.67	$12.26	$9.87	$7.54	$11.52	$12.54	$10.88	N/A
End of period	$17.34	$17.69	$13.44	$11.67	$12.26	$9.87	$7.54	$11.52	$12.54	N/A
Accumulation units outstanding at the end of period	3,736	3,640	10,900	1,596	7,087	1,259	398	7,716	7,745	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.83	$22.54	$21.36	$20.53	$19.48	$17.43	$18.77	$17.92	$17.48	N/A
End of period	$22.53	$21.83	$22.54	$21.36	$20.53	$19.48	$17.43	$18.77	$17.92	N/A
Accumulation units outstanding at the end of period	18,875	4,001	12,666	18,391	23,389	63,510	32,884	41,880	33,489	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.04	$14.45	$12.30	$13.18	$11.59	N/A	N/A	N/A	N/A	N/A
End of period	$12.14	$13.04	$14.45	$12.30	$13.18	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,213	4,287	6,206	6,691	20,774	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.43	$13.41	$11.61	$12.68	$10.41	$8.02	$12.81	$12.73	$11.23	N/A
End of period	$19.31	$17.43	$13.41	$11.61	$12.68	$10.41	$8.02	$12.81	$12.73	N/A
Accumulation units outstanding at the end of period	945	2,396	21,219	14,066	27,807	19,713	16,919	13,949	15,286	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.37	$8.65	$7.39	$8.44	$7.93	$6.49	$10.63	N/A	N/A	N/A
End of period	$12.68	$11.37	$8.65	$7.39	$8.44	$7.93	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	628	5,709	6,677	6,055	5,664	49,674	-	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.94	$13.85	$11.03	$12.01	$10.47	$8.07	$12.82	$15.41	$11.54	N/A
End of period	$15.70	$13.94	$13.85	$11.03	$12.01	$10.47	$8.07	$12.82	$15.41	N/A
Accumulation units outstanding at the end of period	29,456	35,092	24,628	60,764	25,962	28,045	44,517	19,752	19,920	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.07	$15.52	$13.69	$15.01	$13.65	$10.18	$17.60	$16.38	$13.65	N/A
End of period	$17.74	$18.07	$15.52	$13.69	$15.01	$13.65	$10.18	$17.60	$16.38	N/A
Accumulation units outstanding at the end of period	1,550	2,696	14,325	24,469	24,592	11,694	10,597	11,447	12,137	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.14	$11.81	$10.72	$11.73	$10.21	$8.39	$13.74	$12.13	$11.48	N/A
End of period	$17.12	$16.14	$11.81	$10.72	$11.73	$10.21	$8.39	$13.74	$12.13	N/A
Accumulation units outstanding at the end of period	-	2,681	18,387	13,752	32,415	33,547	2,271	14,044	11,847	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$23.02	$17.96	$17.03	$18.43	$15.30	$11.19	$18.72	$19.63	$17.50	N/A
End of period	$24.62	$23.02	$17.96	$17.03	$18.43	$15.30	$11.19	$18.72	$19.63	N/A
Accumulation units outstanding at the end of period	438	442	4,338	6,016	6,436	7,586	7,834	21,075	21,182	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.17	$16.21	$14.07	$14.57	$11.79	$8.93	$15.13	$13.88	$12.38	N/A
End of period	$23.44	$22.17	$16.21	$14.07	$14.57	$11.79	$8.93	$15.13	$13.88	N/A
Accumulation units outstanding at the end of period	2,550	191	365	662	545	474	-	-	751	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.01	$11.58	$10.08	$11.13	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.17	$14.01	$11.58	$10.08	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	421	3,234	12,696	8,465	33,581	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.93	$11.71	$10.21	$11.96	$11.36	$8.91	$16.40	$14.96	$11.57	N/A
End of period	$12.20	$13.93	$11.71	$10.21	$11.96	$11.36	$8.91	$16.40	$14.96	N/A
Accumulation units outstanding at the end of period	2,304	6,239	24,177	20,631	22,800	43,622	42,251	38,317	34,095	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.30	$23.22	$20.41	$22.15	$18.01	$12.87	$23.65	$22.38	$20.39	N/A
End of period	$35.16	$32.30	$23.22	$20.41	$22.15	$18.01	$12.87	$23.65	$22.38	N/A
Accumulation units outstanding at the end of period	2,287	372	4,569	2,460	2,378	1,205	1,025	1,056	500	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.63	$18.66	$18.39	$17.10	$16.27	$16.02	$15.36	$14.75	$14.59	N/A
End of period	$18.19	$17.63	$18.66	$18.39	$17.10	$16.27	$16.02	$15.36	$14.75	N/A
Accumulation units outstanding at the end of period	4,381	6,342	14,186	74,141	17,569	29,258	93,325	14,002	9,779	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.81	$13.23	$11.06	$13.73	$11.50	$6.84	$13.99	$10.84	N/A	N/A
End of period	$11.88	$12.81	$13.23	$11.06	$13.73	$11.50	$6.84	$13.99	N/A	N/A
Accumulation units outstanding at the end of period	2,148	3,234	12,180	20,410	29,759	16,449	15,674	3,907	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.59	$16.11	$13.98	$13.11	$10.90	$7.28	$11.48	$12.07	$10.98	N/A
End of period	$21.58	$21.59	$16.11	$13.98	$13.11	$10.90	$7.28	$11.48	$12.07	N/A
Accumulation units outstanding at the end of period	2,574	3,670	12,157	12,619	11,744	11,112	9,315	17,221	56,903	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.68	$13.31	$13.12	$12.51	$12.06	$11.65	$11.48	$11.01	$10.85	N/A
End of period	$13.11	$12.68	$13.31	$13.12	$12.51	$12.06	$11.65	$11.48	$11.01	N/A
Accumulation units outstanding at the end of period	6,988	7,354	11,602	56,080	33,172	15,747	11,253	15,922	11,885	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.82	$5.75	$4.88	$5.15	$4.29	$3.49	$5.91	$5.79	$4.34	N/A
End of period	$7.04	$6.82	$5.75	$4.88	$5.15	$4.29	$3.49	$5.91	$5.79	N/A
Accumulation units outstanding at the end of period	4,814	1,290	19,253	6,941	7,360	8,675	11,704	12,006	10,003	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.46	$13.36	$11.05	$10.60	$8.82	$6.76	$10.05	$11.15	$10.03	N/A
End of period	$20.03	$18.46	$13.36	$11.05	$10.60	$8.82	$6.76	$10.05	$11.15	N/A
Accumulation units outstanding at the end of period	5,039	3,659	1,819	2,200	2,350	35,351	658	5,333	589	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.63	$9.88	$9.07	$7.85	$6.44	$5.67	$10.73	$10.85	$8.55	N/A
End of period	$13.58	$12.63	$9.88	$9.07	$7.85	$6.44	$5.67	$10.73	$10.85	N/A
Accumulation units outstanding at the end of period	38,742	44,615	13,960	17,401	24,675	27,671	19,071	27,609	70,700	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	643	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.74	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.18	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	98	791	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.63	$11.44	$10.75	$11.85	$11.85	N/A	N/A	N/A	N/A	N/A
End of period	$13.83	$14.63	$11.44	$10.75	$11.85	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	511	408	1,296	2,303	2,181	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.80	$7.50	$6.08	$7.12	$6.41	$5.52	$11.42	$14.12	$12.15	N/A
End of period	$10.84	$9.80	$7.50	$6.08	$7.12	$6.41	$5.52	$11.42	$14.12	N/A
Accumulation units outstanding at the end of period	2,352	8,346	24,195	72,172	11,917	74,502	109,742	3,378	2,653	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.94	$14.37	$11.94	$13.29	$11.84	$9.22	$18.30	$16.82	$12.26	N/A
End of period	$17.30	$15.94	$14.37	$11.94	$13.29	$11.84	$9.22	$18.30	$16.82	N/A
Accumulation units outstanding at the end of period	2,466	9,815	25,430	29,872	33,196	37,453	42,935	69,771	97,799	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.53	$9.87	$10.27	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.21	9.53	$9.87	$10.27	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	125	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.90	$13.70	$11.80	$10.87	$10.69	$9.02	$12.00	$11.40	$10.95	N/A
End of period	$23.15	$18.90	$13.70	$11.80	$10.87	$10.69	$9.02	$12.00	$11.40	N/A
Accumulation units outstanding at the end of period	15,750	7,940	10,742	5,958	6,737	31,068	5,588	6,934	2,228	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.19	$10.06	$9.02	$9.41	$8.30	$6.77	N/A	N/A	N/A	N/A
End of period	$12.57	$12.19	$10.06	$9.02	$9.41	$8.30	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,273	6,706	11,197	11,649	2,236	2,385	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.14	$14.42	$12.48	$14.53	$13.89	$10.97	$19.63	$18.17	$14.77	N/A
End of period	$15.76	$17.14	$14.42	$12.48	$14.53	$13.89	$10.97	$19.63	$18.17	N/A
Accumulation units outstanding at the end of period	4,256	3,554	9,018	9,916	15,127	14,905	16,676	18,892	19,028	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.28	$11.85	$10.25	$10.69	$9.32	$7.67	$13.63	$13.73	$11.80	N/A
End of period	$16.65	$15.28	$11.85	$10.25	$10.69	$9.32	$7.67	$13.63	$13.73	N/A
Accumulation units outstanding at the end of period	1,932	8,468	126,180	148,980	184,867	215,264	299,114	482,416	431,799	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.05	$9.30	$8.31	$9.41	$8.46	$6.27	$11.88	$10.68	N/A	N/A
End of period	$12.62	$12.05	$9.30	$8.31	$9.41	$8.46	$6.27	$11.88	N/A	N/A
Accumulation units outstanding at the end of period	1,849	14,338	20,947	20,158	20,374	20,221	23,906	21,839	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.48	$12.65	$10.80	$10.81	$9.42	$7.18	$12.53	$10.75	$10.48	N/A
End of period	$20.27	$17.48	$12.65	$10.80	$10.81	$9.42	$7.18	$12.53	$10.75	N/A
Accumulation units outstanding at the end of period	3,551	6,092	8,137	8,516	8,973	8,374	12,408	11,405	1,551	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.24	$30.34	$29.70	$29.37	$25.18	$21.42	$35.21	$26.58	$22.47	N/A
End of period	$32.68	$37.24	$30.34	$29.70	$29.37	$25.18	$21.42	$35.21	$26.58	N/A
Accumulation units outstanding at the end of period	8,109	8,490	20,780	30,332	18,356	17,810	25,629	21,913	8,408	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.92	$13.53	$12.33	$12.83	$11.61	N/A	N/A	N/A	N/A	N/A
End of period	$15.08	$14.92	$13.53	$12.33	$12.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	232	1,679	2,485	3,299	3,358	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.44	$10.49	$9.61	$9.36	$8.20	$7.05	$10.70	$10.16	N/A	N/A
End of period	$14.87	$14.44	$10.49	$9.61	$9.36	$8.20	$7.05	$10.70	N/A	N/A
Accumulation units outstanding at the end of period	2,615	8,904	7,266	7,496	7,714	4,571	4,425	6,262	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.74	$17.46	$15.21	$15.88	$12.89	$9.54	$15.60	$14.83	$13.81	N/A
End of period	$24.32	$22.74	$17.46	$15.21	$15.88	$12.89	$9.54	$15.60	$14.83	N/A
Accumulation units outstanding at the end of period	3,109	7,567	12,018	11,844	12,599	12,003	11,365	13,225	12,529	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.86	$11.53	$10.21	$10.27	$9.17	$7.43	$12.17	$11.85	$10.52	N/A
End of period	$16.45	$14.86	$11.53	$10.21	$10.27	$9.17	$7.43	$12.17	$11.85	N/A
Accumulation units outstanding at the end of period	2,776	10,942	20,713	20,416	26,812	53,616	15,100	16,409	14,978	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.19	$11.33	$10.17	$11.25	$9.52	$6.01	$8.80	N/A	N/A	N/A
End of period	$15.39	$15.19	$11.33	$10.17	$11.25	$9.52	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,230	31,461	39,579	8,743	40,383	3,439	-	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.57	$15.18	$13.38	$14.28	$11.55	$9.26	$14.53	$15.16	$13.18	N/A
End of period	$21.08	$20.57	$15.18	$13.38	$14.28	$11.55	$9.26	$14.53	$15.16	N/A
Accumulation units outstanding at the end of period	7,853	12,659	18,718	18,640	19,158	19,080	9,874	11,112	8,987	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.52	$6.90	$6.33	$6.49	$5.91	$3.68	$6.65	$5.93	$5.54	N/A
End of period	$10.06	$8.52	$6.90	$6.33	$6.49	$5.91	$3.68	$6.65	$5.93	N/A
Accumulation units outstanding at the end of period	3,410	12,447	27,172	35,186	37,439	43,731	98,285	123,491	23,621	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.91	$9.78	$9.15	$12.14	$10.12	$9.02	$17.52	$14.98	$15.51	N/A
End of period	$13.62	$12.91	$9.78	$9.15	$12.14	$10.12	$9.02	$17.52	$14.98	N/A
Accumulation units outstanding at the end of period	3,474	10,275	32,659	35,748	69,627	42,181	51,465	53,692	105,467	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	320	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.17	$13.89	$11.77	$13.10	$11.59	$8.49	$14.67	$14.09	$12.30	N/A
End of period	$17.13	$17.17	$13.89	$11.77	$13.10	$11.59	$8.49	$14.67	$14.09	N/A
Accumulation units outstanding at the end of period	1,187	1,678	8,732	4,525	5,111	4,588	4,982	2,298	3,193	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.82	$14.40	$13.57	$12.40	$11.76	$10.24	$10.87	N/A	N/A	N/A
End of period	$12.96	$12.82	$14.40	$13.57	$12.40	$11.76	$10.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,450	12,884	54,721	70,199	81,039	91,808	43,305	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.45	$18.20	$17.19	$16.75	$15.90	$14.07	$14.31	$13.51	$13.33	N/A
End of period	$17.76	$17.45	$18.20	$17.19	$16.75	$15.90	$14.07	$14.31	$13.51	N/A
Accumulation units outstanding at the end of period	34,210	46,472	116,161	147,472	196,101	222,750	71,143	59,513	37,189	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.63	$10.41	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.63	$10.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	122,190	140,724	47,683	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.74	$16.75	$14.65	$14.30	$12.63	$8.82	$13.00	$13.43	$12.41	N/A
End of period	$17.40	$17.74	$16.75	$14.65	$14.30	$12.63	$8.82	$13.00	$13.43	N/A
Accumulation units outstanding at the end of period	14,454	20,452	16,601	12,603	15,631	29,948	16,897	13,971	22,928	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.66	$10.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.86	$14.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,876	149	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.47	$10.76	$9.18	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.00	$14.47	$10.76	$9.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	755	2,504	2,370	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.60	$17.19	$15.18	$16.37	$14.23	$10.05	$19.45	$21.05	$19.02	N/A
End of period	$26.00	$23.60	$17.19	$15.18	$16.37	$14.23	$10.05	$19.45	$21.05	N/A
Accumulation units outstanding at the end of period	-	685	719	715	742	621	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.28	$10.30	$8.07	$10.05	$8.13	N/A	N/A	N/A	N/A	N/A
End of period	$14.07	$14.28	$10.30	$8.07	$10.05	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	922	1,201	3,182	13,001	1,782	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.04	$12.12	$10.65	$10.27	$9.22	$6.64	N/A	N/A	N/A	N/A
End of period	$19.09	$17.04	$12.12	$10.65	$10.27	$9.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,420	39,415	35,392	43,888	50,826	32,862	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.45	$13.18	$11.54	$10.67	$9.67	$6.85	$9.91	N/A	N/A	N/A
End of period	$19.88	$18.45	$13.18	$11.54	$10.67	$9.67	$6.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,591	6,239	26,486	28,409	2,641	1,600	514	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.42	$12.04	$10.90	$9.91	$8.56	N/A	N/A	N/A	N/A	N/A
End of period	$17.17	$15.42	$12.04	$10.90	$9.91	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,554	31,114	12,976	30,434	11,786	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.33	$12.48	$11.17	$10.71	$9.57	$6.22	$9.91	N/A	N/A	N/A
End of period	$21.18	$18.33	$12.48	$11.17	$10.71	$9.57	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,925	30,216	29,079	5,484	5,422	180	1,159	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.72	$14.39	$12.68	$13.61	$11.87	$9.25	$15.53	$14.53	$12.84	N/A
End of period	$18.49	$17.72	$14.39	$12.68	$13.61	$11.87	$9.25	$15.53	$14.53	N/A
Accumulation units outstanding at the end of period	884	952	8,514	8,648	15,827	7,805	8,370	8,151	1,754	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.64	$12.35	$11.59	$11.48	$10.79	$9.71	$11.49	$11.04	$10.46	N/A
End of period	$12.76	$12.64	$12.35	$11.59	$11.48	$10.79	$9.71	$11.49	$11.04	N/A
Accumulation units outstanding at the end of period	4,098	28,993	214,964	36,380	39,624	42,398	46,247	42,137	4,532	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.86	$14.88	$13.18	$13.90	$12.22	$9.75	$15.40	$14.47	$12.95	N/A
End of period	$18.47	$17.86	$14.88	$13.18	$13.90	$12.22	$9.75	$15.40	$14.47	N/A
Accumulation units outstanding at the end of period	6,881	17,909	30,669	32,111	36,802	15,801	8,048	28,738	6,494	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.91	$12.86	$11.85	$12.00	$11.01	$9.48	$12.29	$11.65	$10.78	N/A
End of period	$14.16	$13.91	$12.86	$11.85	$12.00	$11.01	$9.48	$12.29	$11.65	N/A
Accumulation units outstanding at the end of period	3,275	27,934	42,721	67,156	71,828	75,993	73,328	79,226	58,989	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.99	$14.98	$13.45	$13.91	$12.55	$10.39	$14.63	$13.75	$12.52	N/A
End of period	$17.38	$16.99	$14.98	$13.45	$13.91	$12.55	$10.39	$14.63	$13.75	N/A
Accumulation units outstanding at the end of period	63,275	67,040	39,620	40,398	36,386	36,810	45,396	48,787	47,998	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.68	$10.56	$8.85	$9.55	$8.86	$6.34	$10.06	N/A	N/A	N/A
End of period	$17.79	$15.68	$10.56	$8.85	$9.55	$8.86	$6.34	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,709	27,892	367	627	1,400	1,322	481	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.25	$30.38	$26.12	$26.99	$23.61	$16.80	$30.03	$27.85	$25.02	N/A
End of period	$43.91	$41.25	$30.38	$26.12	$26.99	$23.61	$16.80	$30.03	$27.85	N/A
Accumulation units outstanding at the end of period	-	920	7,851	2,597	7,387	7,637	20,132	14,913	13,533	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.88	$47.04	$42.30	$43.84	$35.02	$24.36	$41.91	$36.52	$34.93	N/A
End of period	$69.46	$62.88	$47.04	$42.30	$43.84	$35.02	$24.36	$41.91	$36.52	N/A
Accumulation units outstanding at the end of period	1,486	1,870	6,103	10,566	12,507	11,770	12,623	8,282	8,775	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.96	$10.16	$10.13	$10.20	$10.12	$9.61	$10.43	$10.17	N/A	N/A
End of period	$9.79	$9.96	$10.16	$10.13	$10.20	$10.12	$9.61	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	1,399	6,642	13,856	13,958	4,987	7,645	3,473	14,374	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.59	$15.34	$13.13	$13.69	$12.07	$8.99	$15.42	$15.62	$13.29	N/A
End of period	$22.84	$20.59	$15.34	$13.13	$13.69	$12.07	$8.99	$15.42	$15.62	N/A
Accumulation units outstanding at the end of period	2,161	3,138	20,342	11,914	13,296	16,637	23,311	27,146	16,502	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.64	$27.94	$25.92	$25.63	$23.62	$20.16	$25.97	$24.68	$22.17	N/A
End of period	$35.12	$32.64	$27.94	$25.92	$25.63	$23.62	$20.16	$25.97	$24.68	N/A
Accumulation units outstanding at the end of period	5,795	6,505	15,528	17,639	25,815	17,866	20,304	16,236	14,635	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.88	$11.11	$11.34	$11.59	$11.83	$12.07	$12.06	$11.76	$11.49	N/A
End of period	$10.65	$10.88	$11.11	$11.34	$11.59	$11.83	$12.07	$12.06	$11.76	N/A
Accumulation units outstanding at the end of period	5,765	347	2,591	2,069	60,685	28,122	49,437	6,744	6,183	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.49	$20.64	$18.12	$18.90	$16.97	$13.98	$21.43	$20.29	$17.14	N/A
End of period	$28.87	$26.49	$20.64	$18.12	$18.90	$16.97	$13.98	$21.43	$20.29	N/A
Accumulation units outstanding at the end of period	424	1,972	14,980	11,889	35,422	36,293	27,763	23,354	25,218	N/A

Accumulation Unit Values
Contract with Endorsements - 2.12%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.94	$10.42	$9.39	$9.52	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.32	$11.94	$10.42	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,505	4,551	4,597	4,643	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.60	$9.66	$8.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.93	$11.60	$9.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,884	15,843	16,725	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.05	$14.40	$13.23	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.06	$16.05	$14.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,030	19,637	21,550	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.49	$14.98	$13.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.45	$16.49	$14.98	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,350	8,449	8,546	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.46	$15.23	$14.03	$15.03	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	$16.46	$15.23	$14.03	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,956	3,809	4,978	4,767	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.26	$11.00	$9.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.05	$14.26	$11.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	814	343	7,224	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.35	$10.90	$10.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.26	$10.35	$10.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,764	8,880	23,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.53	$10.01	$8.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.49	$12.53	$10.01	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	352	12,378	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	133	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.68	$11.28	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.84	$14.68	$11.28	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,916	2,161	2,175	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.22	$10.31	$8.97	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$12.22	$10.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	365	1,617	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.72	$10.80	$9.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.54	$11.72	$10.80	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,321	6,588	7,515	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.53	$9.82	$9.96	$10.98	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.84	$10.53	$9.82	$9.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	27,640	30,926	45,338	29,582	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.66	$10.42	$9.71	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.63	$11.66	$10.42	$9.71	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	235	2,760	2,918	2,864	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.76	$24.81	$22.91	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.99	$33.76	$24.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	536	536	536	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.53	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.27	$14.53	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,325	7,284	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.78	$11.29	$10.21	$10.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.58	$12.78	$11.29	$10.21	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,682	890	890	3,385	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.71	$25.46	$22.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$30.78	$30.71	$25.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	924	419	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.74	$16.43	$14.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.37	$21.74	$16.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,495	1,483	637	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.61	$27.09	$24.31	$25.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$34.83	$34.61	$27.09	$24.31	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	826	1,817	1,054	2,124	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.91	$8.60	$7.17	$9.29	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.18	$7.91	$8.60	$7.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.89	$7.20	$5.96	$8.45	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.51	$6.89	$7.20	$5.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,455	8,987	10,466	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.33	$9.33	$8.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.38	$11.33	$9.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	389	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.76	$11.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.46	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,213	6,212	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.11	$11.74	$10.69	$10.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.25	$13.11	$11.74	$10.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,390	6,306	4,731	2,401	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.61	$8.19	$6.57	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.41	$10.61	$8.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,887	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.79	$22.49	$21.32	$20.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.48	$21.79	$22.49	$21.32	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	912	924	1,657	1,869	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.04	$14.45	$12.29	$13.17	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.13	13.04	$14.45	$12.29	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.92	$13.84	$11.01	$12.00	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.68	$13.92	$13.84	$11.01	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,192	9,293	11,161	13,300	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$18.14	$15.57	$13.74	$15.04	$13.63	$10.17	$17.58	N/A	N/A	N/A
End of period	$17.80	$18.14	$15.57	$13.74	$15.04	$13.63	$10.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	664	1,009	2,303	2,341	-	7,030	7,116	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.15	$11.82	$10.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.13	$16.15	$11.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	409	409	409	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.98	$17.93	$17.00	$18.41	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.58	$22.98	$17.93	$17.00	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	276	276	276	812	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.14	$16.19	$14.06	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.41	$22.14	$16.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,383	4,256	330	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$14.01	$11.57	$10.08	$11.13	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.16	$14.01	$11.57	$10.08	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,841	5,966	4,285	5,792	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.91	$11.70	$10.20	$11.95	$11.34	$8.90	$16.38	N/A	N/A	N/A
End of period	$12.18	$13.91	$11.70	$10.20	$11.95	$11.34	$8.90	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	8,926	9,035	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.24	$23.18	$20.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.09	$32.24	$23.18	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	752	393	398	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.59	$18.62	$18.35	$17.06	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.15	$17.59	$18.62	$18.35	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,786	10,352	10,834	1,737	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.80	$13.22	$11.05	$13.72	$11.50	$6.84	$13.98	N/A	N/A	N/A
End of period	$11.87	12.8	$13.22	$11.05	$13.72	$11.50	$6.84	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	10,059	10,201	14,603	35,916	19,331	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.59	$16.12	$13.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.58	$21.59	$16.12	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,789	2,552	924	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.66	$13.30	$13.11	$12.50	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.09	$12.66	$13.30	$13.11	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,004	2,179	7,179	4,351	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.81	$5.75	$4.88	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$7.03	$6.81	$5.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,064	1,078	1,092	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.41	$13.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.98	$18.41	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,070	3,331	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.62	$9.87	$9.07	$7.85	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.56	$12.62	$9.87	$9.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,295	3,481	3,434	4,416	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.74	$10.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.18	$9.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,899	1,014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	723	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.78	$7.49	$6.07	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.83	$9.78	$7.49	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,197	1,895	25,980	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.86	$13.68	$11.78	$10.86	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.11	$18.86	$13.68	$11.78	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	10,075	9,367	9,230	1,797	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.12	$14.40	$12.47	$14.51	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.74	$17.12	$14.40	$12.47	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,219	6,040	6,752	1,683	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.03	$9.29	$8.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.61	$12.03	$9.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	968	1,044	1,105	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.46	$12.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$20.25	$17.46	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,568	1,655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.18	$30.30	$29.66	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$32.63	$37.18	$30.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,981	10,110	10,758	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.91	$13.52	$12.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.07	$14.91	$13.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,481	5,257	6,078	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.72	$17.45	$15.20	$15.87	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.29	$22.72	$17.45	$15.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,581	4,606	5,020	5,235	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.84	$11.52	$10.20	$10.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.43	$14.84	$11.52	$10.20	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,921	-	47,558	56,146	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.54	$15.15	$13.36	$14.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.04	$20.54	$15.15	$13.36	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	893	977	5,692	6,003	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.51	$6.89	$6.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.04	$8.51	$6.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,864	2,463	26,274	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.90	$9.77	$9.15	$12.13	$10.12	$9.01	$17.51	N/A	N/A	N/A
End of period	$13.61	$12.90	$9.77	$9.15	$12.13	$10.12	$9.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	25,080	25,435	-	15,986	16,182	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.44	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,307	5,450	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.15	$13.87	$11.76	$13.08	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.11	$17.15	$13.87	$11.76	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,933	1,506	1,544	3,948	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.81	$14.40	$13.56	$12.40	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.95	$12.81	$14.40	$13.56	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,051	15,290	34,128	24,511	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.42	$18.17	$17.17	$16.73	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.73	$17.42	$18.17	$17.17	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,931	7,497	22,651	23,278	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,126	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.72	$16.72	$14.63	$14.28	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.37	$17.72	$16.72	$14.63	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,061	8,860	5,233	5,509	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.46	$10.75	$9.18	$10.19	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.99	$14.46	$10.75	$9.18	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	4,102	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.03	$12.11	$10.64	$10.27	$9.22	$6.64	N/A	N/A	N/A	N/A
End of period	$19.07	$17.03	$12.11	$10.64	$10.27	$9.22	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,311	20,176	9,534	4,767	-	18,826	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.43	$13.17	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.86	$18.43	$13.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	448	1,354	459	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.41	$12.04	$10.90	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.16	$15.41	$12.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,103	4,681	2,824	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.32	$12.48	$11.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$21.17	$18.32	$12.48	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,476	642	650	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.69	$14.37	$12.67	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.46	$17.69	$14.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	633	641	648	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.63	$12.34	$11.59	$11.48	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.75	$12.63	$12.34	$11.59	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	24,747	25,597	25,915	44,095	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.83	$14.86	$13.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.44	$17.83	$14.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	381	1,252	391	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.90	$12.85	$11.84	$11.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.15	$13.90	$12.85	$11.84	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,533	34,136	35,779	3,912	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.96	$14.95	$13.43	$13.89	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.35	$16.96	$14.95	$13.43	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,639	12,389	13,078	2,211	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.67	$10.55	$8.84	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.77	$15.67	$10.55	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,384	1,505	1,674	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$41.18	$30.33	$26.07	$26.95	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$43.82	$41.18	$30.33	$26.07	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,890	2,020	3,513	1,044	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.76	$46.96	$42.23	$43.77	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$69.32	$62.76	$46.96	$42.23	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	796	1,069	1,535	1,996	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.95	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.78	$9.95	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	8,723	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.58	$27.89	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$35.05	$32.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	642	1,070	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.86	$11.09	$11.33	$11.57	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.63	$10.86	$11.09	$11.33	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,615	15,675	25,555	46,503	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.46	$20.62	$18.10	$18.88	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.84	$26.46	$20.62	$18.10	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	441	447	454	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.145%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.85	$8.94	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.15	$10.85	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	7,117	6,922	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.58	$9.65	$8.63	$8.89	$8.02	N/A	N/A	N/A	N/A	N/A
End of period	$11.91	$11.58	$9.65	$8.63	$8.89	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,442	13,803	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.03	$14.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.04	$16.03	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	3,635	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.47	$14.96	$13.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.43	$16.47	$14.96	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,750	33,971	49,864	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.44	$15.22	$14.02	$15.02	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.39	$16.44	$15.22	$14.02	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	541,563	588,486	473,969	323,980	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.80	$15.67	$14.43	$15.59	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$16.71	$16.80	$15.67	$14.43	$15.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,411	138,838	132,838	184,917	62,614	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.59	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.83	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,743	8,956	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.25	$10.99	$9.90	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.04	$14.25	$10.99	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	108,202	82,088	77,742	48,207	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.34	$10.89	$10.52	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,657	42,481	88,807	31,713	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.52	$10.00	$8.67	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.48	$12.52	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	42,717	30,836	4,983	5,132	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.17	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.40	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,111	13,048	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.67	$11.27	$9.85	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$14.67	$11.27	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	179,832	148,800	59,489	40,011	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.21	$10.30	$8.96	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$12.21	$10.30	$8.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,423	37,751	43,949	21,121	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.71	$10.79	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,084	34,239	27,416	29,825	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	N/A	N/A	N/A	N/A
End of period	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	103,906	107,499	102,274	126,249	101,260	100,453	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	86,488	101,008	25,166	25,791	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.49	$24.62	$22.74	$23.06	$20.91	N/A	N/A	N/A	N/A	N/A
End of period	$35.69	$33.49	$24.62	$22.74	$23.06	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	21,131	24,352	32,489	30,806	25,369	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.52	$12.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	55,803	27,530	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	$12.16	N/A	N/A	N/A
End of period	$12.53	$12.73	$11.26	$10.18	$10.92	$10.23	$8.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,907	73,685	66,887	63,843	31,767	32,220	11,610	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.35	$25.16	$21.97	$23.50	$21.48	$15.88	N/A	N/A	N/A	N/A
End of period	$30.40	$30.35	$25.16	$21.97	$23.50	$21.48	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,398	4,642	1,018	1,030	-	-	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.64	$16.36	$14.70	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.27	$21.64	$16.36	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,212	28,166	32,214	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.45	$26.98	$24.21	$25.32	$19.07	$14.38	N/A	N/A	N/A	N/A
End of period	$34.66	$34.45	$26.98	$24.21	$25.32	$19.07	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	29,103	36,049	27,650	18,635	2,709	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.89	$8.58	$7.15	$9.27	$7.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.16	$7.89	$8.58	$7.15	$9.27	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,144	3,478	3,841	4,261	4,655	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.88	$7.20	$5.96	$8.44	$7.37	$4.13	N/A	N/A	N/A	N/A
End of period	$7.50	$6.88	$7.20	$5.96	$8.44	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,819	17,685	3,995	69,461	4,842	11,594	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.31	$9.32	$8.21	$8.50	$7.87	$6.18	$9.89	N/A	N/A	N/A
End of period	$11.36	$11.31	$9.32	$8.21	$8.50	$7.87	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,080	18,419	13,205	27,079	56,076	54,201	57,951	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.77	$8.44	$7.07	$7.69	$7.34	$5.73	N/A	N/A	N/A	N/A
End of period	$10.29	$10.77	$8.44	$7.07	$7.69	$7.34	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,064	38,615	64,112	25,422	14,015	2,372	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.75	$11.93	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,642	82,748	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.09	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	N/A	N/A	N/A
End of period	$13.22	$13.09	$11.72	$10.67	$10.63	$9.65	$7.42	N/A	N/A	N/A
Accumulation units outstanding at the end of period	50,897	47,789	52,560	84,000	64,353	52,581	1,830	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.60	$8.18	$6.57	$7.83	$6.64	$4.45	N/A	N/A	N/A	N/A
End of period	$9.40	$10.60	$8.18	$6.57	$7.83	$6.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,327	55,296	58,140	92,840	88,340	24,802	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.97	$8.73	$7.85	$8.07	$7.40	$5.97	N/A	N/A	N/A	N/A
End of period	$11.52	$10.97	$8.73	$7.85	$8.07	$7.40	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,036	23,052	-	-	-	2,342	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.63	$13.41	$11.65	$12.23	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.28	$17.63	$13.41	$11.65	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,454	24,915	20,237	44,942	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.69	$22.40	$21.24	$20.42	$19.38	$17.35	N/A	N/A	N/A	N/A
End of period	$22.38	$21.69	$22.40	$21.24	$20.42	$19.38	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,303	24,730	28,591	47,970	24,259	5,839	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.02	$14.43	$12.28	$13.17	$11.59	N/A	N/A	N/A	N/A	N/A
End of period	$12.11	$13.02	$14.43	$12.28	$13.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,435	7,443	4,845	43,216	31,283	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.37	$13.37	$11.58	$12.65	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$19.24	$17.37	$13.37	$11.58	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,493	27,191	25,143	21,616	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.34	$8.63	$7.37	$8.43	$7.92	$6.48	N/A	N/A	N/A	N/A
End of period	$12.64	$11.34	$8.63	$7.37	$8.43	$7.92	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	23,159	23,564	24,539	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.89	$13.81	$11.00	$11.99	$10.46	$8.06	$12.81	N/A	N/A	N/A
End of period	$15.64	$13.89	$13.81	$11.00	$11.99	$10.46	$8.06	N/A	N/A	N/A
Accumulation units outstanding at the end of period	82,967	59,653	44,435	28,133	28,586	23,775	12,889	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.96	$15.42	$13.61	$14.93	$13.59	$10.13	N/A	N/A	N/A	N/A
End of period	$17.62	$17.96	$15.42	$13.61	$14.93	$13.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	36,937	12,893	13,180	-	-	-	N/A	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.07	$11.76	$10.68	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.04	$16.07	$11.76	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,909	23,348	24,693	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.89	$17.87	$16.94	$18.35	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$24.48	$22.89	$17.87	$16.94	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,592	10,450	3,562	3,951	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.10	$16.16	$14.04	$14.54	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$23.36	$22.10	$16.16	$14.04	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,199	-	473	35,172	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.99	$11.56	$10.08	$11.13	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.14	$13.99	$11.56	$10.08	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	202,174	174,574	114,661	165,797	91,385	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.85	$11.65	$10.16	$11.91	$11.31	$8.88	N/A	N/A	N/A	N/A
End of period	$12.13	$13.85	$11.65	$10.16	$11.91	$11.31	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	88,332	51,307	45,383	28,428	20,829	19,065	N/A	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.09	$23.08	$20.29	$22.03	$17.92	N/A	N/A	N/A	N/A	N/A
End of period	$34.92	$32.09	$23.08	$20.29	$22.03	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,287	4,117	-	-	-	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.51	$18.54	$18.28	$17.00	$16.18	$15.94	N/A	N/A	N/A	N/A
End of period	$18.06	$17.51	$18.54	$18.28	$17.00	$16.18	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,698	18,771	34,169	57,263	21,981	17,278	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.78	$13.20	$11.04	$13.71	$11.49	$6.83	$13.98	N/A	N/A	N/A
End of period	$11.85	$12.78	$13.20	$11.04	$13.71	$11.49	$6.83	N/A	N/A	N/A
Accumulation units outstanding at the end of period	58,602	81,878	79,000	137,337	126,326	76,910	15,223	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.48	$16.03	$13.92	$13.06	$10.86	$7.26	$11.44	N/A	N/A	N/A
End of period	$21.46	$21.48	$16.03	$13.92	$13.06	$10.86	$7.26	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,967	20,829	25,399	42,550	46,521	-	11,773	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.62	$13.26	$13.08	$12.47	$12.03	$11.62	N/A	N/A	N/A	N/A
End of period	$13.05	$12.62	$13.26	$13.08	$12.47	$12.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	67,303	46,384	39,292	N/A	N/A	N/A	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.37	$13.30	$11.00	$10.55	$8.78	$6.74	N/A	N/A	N/A	N/A
End of period	$19.92	$18.37	$13.30	$11.00	$10.55	$8.78	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	4,748	9,819	-	-	-	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.57	$9.84	$9.03	$7.82	$6.41	$5.65	$10.70	N/A	N/A	N/A
End of period	$13.51	$12.57	$9.84	$9.03	$7.82	$6.41	$5.65	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,637	25,823	-	20,970	-	-	14,501	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.73	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.17	$9.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	32,255	11,556	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.60	$11.42	$10.74	$11.84	$11.85	N/A	N/A	N/A	N/A	N/A
End of period	$13.80	$14.60	$11.42	$10.74	$11.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,010	34,387	5,453	13,660	8,524	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.75	$7.47	$6.05	$7.09	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.79	$9.75	$7.47	$6.05	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,341	15,801	7,975	8,801	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.86	$14.30	$11.89	$13.24	$11.79	$9.19	$18.25	N/A	N/A	N/A
End of period	$17.21	$15.86	$14.30	$11.89	$13.24	$11.79	$9.19	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	3,647	24,107	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.52	$9.86	$10.27	$10.19	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	$9.52	$9.86	$10.27	$10.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,489	18,729	18,973	71,423	62,987	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.80	$13.63	$11.75	$10.83	$10.65	$8.99	N/A	N/A	N/A	N/A
End of period	$23.03	$18.80	$13.63	$11.75	$10.83	$10.65	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	31,692	27,015	6,740	13,253	8,162	1,873	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.16	$10.04	$9.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.53	$12.16	$10.04	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,448	88,855	31,059	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.07	$14.36	$12.44	$14.48	$13.85	$10.95	N/A	N/A	N/A	N/A
End of period	$15.69	$17.07	$14.36	$12.44	$14.48	$13.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	31,796	31,600	27,653	N/A	N/A	N/A	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.23	$11.81	$10.23	$10.67	$9.31	$7.66	$13.62	N/A	N/A	N/A
End of period	$16.59	$15.23	$11.81	$10.23	$10.67	$9.31	$7.66	N/A	N/A	N/A
Accumulation units outstanding at the end of period	54,846	56,797	49,438	138,510	235,908	103,628	83,615	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.01	$9.28	$8.29	$9.40	$8.45	$6.27	$11.87	N/A	N/A	N/A
End of period	$12.58	$12.01	$9.28	$8.29	$9.40	$8.45	$6.27	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,135	12,487	74	1,563	14,334	57,900	57,954	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.42	$12.62	$10.77	$10.79	$9.41	$7.17	$12.52	N/A	N/A	N/A
End of period	$20.20	$17.42	$12.62	$10.77	$10.79	$9.41	$7.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,992	11,996	9,085	17,290	18,047	10,392	2,052	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.05	$30.20	$29.57	$29.25	$25.09	$21.35	N/A	N/A	N/A	N/A
End of period	$32.51	$37.05	$30.20	$29.57	$29.25	$25.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,454	29,958	35,886	22,060	17,996	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.89	$13.51	$12.32	$12.82	$11.61	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$14.89	$13.51	$12.32	$12.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,462	-	-	44,188	8,498	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.40	$10.47	$9.59	$9.34	$8.19	N/A	N/A	N/A	N/A	N/A
End of period	$14.82	$14.40	$10.47	$9.59	$9.34	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,671	28,712	5,716	50,325	52,534	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.65	$17.40	$15.16	$15.83	$12.85	$9.51	N/A	N/A	N/A	N/A
End of period	$24.21	$22.65	$17.40	$15.16	$15.83	$12.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,668	43,596	29,001	50,133	31,428	3,549	N/A	N/A	N/A	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.80	$11.48	$10.17	$10.24	$9.14	$7.42	N/A	N/A	N/A	N/A
End of period	$16.38	$14.80	$11.48	$10.17	$10.24	$9.14	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	116,711	44,131	36,232	50,547	46,866	-	N/A	N/A	N/A	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.16	$11.31	$10.15	$11.24	$9.51	$6.01	N/A	N/A	N/A	N/A
End of period	$15.35	$15.16	$11.31	$10.15	$11.24	$9.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	25,586	32,927	30,973	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.48	$15.11	$13.32	$14.23	$11.51	$9.23	N/A	N/A	N/A	N/A
End of period	$20.98	$20.48	$15.11	$13.32	$14.23	$11.51	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,003	13,577	-	8,656	8,756	7,403	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.48	$6.86	$6.30	$6.46	$5.89	N/A	N/A	N/A	N/A	N/A
End of period	$10.01	$8.48	$6.86	$6.30	$6.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,255	48,771	19,545	19,467	8,556	N/A	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.87	$9.75	$9.13	$12.11	$10.10	$9.00	N/A	N/A	N/A	N/A
End of period	$13.57	$12.87	$9.75	$9.13	$12.11	$10.10	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,780	-	-	24,748	23,901	39,838	N/A	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,479	6,974	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.11	$13.85	$11.74	$13.07	$11.57	$8.48	N/A	N/A	N/A	N/A
End of period	$17.07	$17.11	$13.85	$11.74	$13.07	$11.57	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,969	32,307	9,641	6,788	-	28,533	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.79	$14.37	$13.55	$12.39	$11.75	$10.24	N/A	N/A	N/A	N/A
End of period	$12.93	$12.79	$14.37	$13.55	$12.39	$11.75	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	62,576	58,525	163,059	127,491	92,945	50,565	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.35	$18.10	$17.11	$16.68	$15.84	$14.02	N/A	N/A	N/A	N/A
End of period	$17.66	$17.35	$18.10	$17.11	$16.68	$15.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,793	56,598	116,048	87,007	88,388	164,299	N/A	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.62	$10.40	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$10.62	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,770	112,817	115,654	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.65	$16.66	$14.58	$14.23	$12.58	$8.78	N/A	N/A	N/A	N/A
End of period	$17.29	$17.65	$16.66	$14.58	$14.23	$12.58	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	127,771	230,716	186,348	40,062	117,495	13,271	N/A	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.63	$10.60	$9.30	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$14.63	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,108	18,405	12,428	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.44	$10.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.96	$14.44	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	6,055	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.45	$17.09	$15.09	$16.28	$14.16	$10.00	N/A	N/A	N/A	N/A
End of period	$25.82	$23.45	$17.09	$15.09	$16.28	$14.16	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	5,229	-	-	-	-	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.25	$10.28	$8.06	$10.04	$8.12	N/A	N/A	N/A	N/A	N/A
End of period	$14.04	$14.25	$10.28	$8.06	$10.04	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	17,042	12,942	11,697	135,197	135,613	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.00	$12.10	$10.63	$10.26	$9.21	$6.64	N/A	N/A	N/A	N/A
End of period	$19.04	$17.00	$12.10	$10.63	$10.26	$9.21	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	147,357	164,545	93,101	100,154	47,921	95,354	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.41	$13.16	$11.53	$10.65	$9.67	N/A	N/A	N/A	N/A	N/A
End of period	$19.83	$18.41	$13.16	$11.53	$10.65	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,351	5,589	17,943	7,281	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.39	$12.02	$10.89	$9.90	$8.55	N/A	N/A	N/A	N/A	N/A
End of period	$17.13	$15.39	$12.02	$10.89	$9.90	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	79,123	87,285	50,491	10,830	1,152	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.29	$12.46	$11.16	$10.70	$9.56	N/A	N/A	N/A	N/A	N/A
End of period	$21.13	$18.29	$12.46	$11.16	$10.70	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	30,663	37,016	5,905	6,078	-	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.62	$14.32	$12.63	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$18.38	$17.62	$14.32	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	60,307	-	63,337	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.60	$12.31	$11.57	$11.46	$10.77	N/A	N/A	N/A	N/A	N/A
End of period	$12.71	$12.60	$12.31	$11.57	$11.46	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	214,048	221,909	117,768	33,519	145,098	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.76	$14.81	$13.12	$13.83	$12.17	N/A	N/A	N/A	N/A	N/A
End of period	$18.37	$17.76	$14.81	$13.12	$13.83	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	56,298	66,439	41,072	42,239	42,420	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.86	$12.83	$11.82	$11.97	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.11	$13.86	$12.83	$11.82	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	289,473	350,412	310,107	234,902	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.89	$14.90	$13.38	$13.85	$12.50	$10.35	$14.58	N/A	N/A	N/A
End of period	$17.28	$16.89	$14.90	$13.38	$13.85	$12.50	$10.35	N/A	N/A	N/A
Accumulation units outstanding at the end of period	387,373	424,329	531,345	660,619	290,973	-	-	N/A	N/A	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.64	$10.54	$8.84	$9.54	$8.86	N/A	N/A	N/A	N/A	N/A
End of period	$17.74	$15.64	$10.54	$8.84	$9.54	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,746	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.99	$30.20	$25.96	$26.84	$23.49	$16.72	N/A	N/A	N/A	N/A
End of period	$43.61	$40.99	$30.20	$25.96	$26.84	$23.49	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	56,884	61,398	35,017	5,897	10,849	783	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.47	$46.75	$42.06	$43.60	$34.84	$24.24	N/A	N/A	N/A	N/A
End of period	$68.98	$62.47	$46.75	$42.06	$43.60	$34.84	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	49,117	51,068	42,133	43,159	13,686	8,111	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$10.13	$10.11	$10.19	$10.11	$9.60	N/A	N/A	N/A	N/A
End of period	$9.76	$9.93	$10.13	$10.11	$10.19	$10.11	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71,969	145,868	76,133	91,327	46,905	4,783	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.50	$15.27	$13.07	$13.64	$12.03	$8.96	N/A	N/A	N/A	N/A
End of period	$22.72	$20.50	$15.27	$13.07	$13.64	$12.03	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	33,774	40,637	25,947	34,893	35,217	8,386	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.43	$27.77	$25.77	$25.49	$23.50	$20.06	N/A	N/A	N/A	N/A
End of period	$34.88	$32.43	$27.77	$25.77	$25.49	$23.50	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,086	18,470	29,944	56,904	21,205	23,433	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.81	$11.04	$11.28	$11.52	$11.77	$12.01	N/A	N/A	N/A	N/A
End of period	$10.58	$10.81	$11.04	$11.28	$11.52	$11.77	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,843	28,875	208,145	103,411	6,876	65,279	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.38	$20.57	$18.06	$18.84	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$28.75	$26.38	$20.57	$18.06	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,542	17,644	11,584	13,792	N/A	N/A	N/A	N/A	N/A	N/A

Accumulation Unit Values
Contract with Endorsements - 2.15%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.85	$8.94	$7.97	$8.41	$7.62	$6.21	$10.43	N/A	N/A	N/A
End of period	$11.15	$10.85	$8.94	$7.97	$8.41	$7.62	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,412	27,477	11,488	11,743	14,164	15,905	15,766	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.92	$10.40	$9.38	$9.51	$8.75	$7.53	$10.48	N/A	N/A	N/A
End of period	$12.29	$11.92	$10.40	$9.38	$9.51	$8.75	$7.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,700	40,504	51,217	74,651	78,640	43,704	44,798	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.58	$9.64	$8.63	$8.89	$8.02	$6.67	$10.45	N/A	N/A	N/A
End of period	$11.91	$11.58	$9.64	$8.63	$8.89	$8.02	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,627	94,181	92,757	95,472	100,826	140,000	89,025	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.03	$14.38	$13.22	$13.86	$12.53	N/A	N/A	N/A	N/A	N/A
End of period	$16.04	$16.03	$14.38	$13.22	$13.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	68,965	64,869	57,564	62,441	53,924	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.47	$14.96	$13.73	$14.59	$13.03	N/A	N/A	N/A	N/A	N/A
End of period	$16.42	$16.47	$14.96	$13.73	$14.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	73,158	82,491	96,978	114,783	95,532	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.43	$15.21	$14.02	$15.02	$13.36	N/A	N/A	N/A	N/A	N/A
End of period	$16.38	$16.43	$15.21	$14.02	$15.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,105	87,287	75,329	95,988	80,161	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.79	$15.67	$14.43	$15.59	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$16.71	$16.79	$15.67	$14.43	$15.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	20,618	20,623	30,184	145,027	164,743	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.59	$10.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	63,556	43,329	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.24	$10.99	$9.90	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.03	$14.24	$10.99	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	81,066	41,065	18,096	9,382	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.34	$10.89	$10.52	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	112,232	127,035	75,247	29,970	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.52	$10.00	$8.67	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$12.52	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,191	28,837	4,669	4,008	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.17	$10.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.40	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	18,578	6,854	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.67	$11.27	$9.85	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.82	$14.67	$11.27	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	162,319	152,150	118,203	123,837	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.21	$10.30	$8.96	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$12.21	$10.30	$8.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,298	6,872	4,095	5,020	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.71	$10.79	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	19,669	27,123	42,706	95,007	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	$13.62	N/A	N/A	N/A
End of period	$8.82	$10.51	$9.81	$9.94	$10.97	$9.54	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	206,054	160,730	228,564	212,517	237,310	342,655	337,641	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.64	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.60	$11.64	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	255,887	280,649	316,189	150,224	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	$24.89	N/A
End of period	$35.66	$33.46	$24.60	$22.72	$23.04	$20.89	$15.83	$27.36	$25.48	N/A
Accumulation units outstanding at the end of period	28,778	28,214	28,826	36,917	71,350	91,341	41,172	16,812	990	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.52	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.26	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	45,691	20,121	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	$10.61	N/A
End of period	$12.52	$12.72	$11.25	$10.17	$10.91	$10.22	$8.53	$12.15	$11.50	N/A
Accumulation units outstanding at the end of period	60,243	61,157	50,335	50,195	65,065	141,691	107,681	57,687	48,761	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	$21.54	N/A
End of period	$30.38	$30.33	$25.15	$21.96	$23.49	$21.48	$15.87	$28.20	$23.88	N/A
Accumulation units outstanding at the end of period	25,223	25,933	27,156	53,031	24,221	69,059	42,161	16,910	2,775	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	$16.34	N/A
End of period	$23.24	$21.62	$16.35	$14.69	$15.14	$13.83	$10.55	$17.69	$17.97	N/A
Accumulation units outstanding at the end of period	22,002	19,629	11,225	7,647	23,926	14,995	13,121	10,290	5,679	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	$18.46	N/A
End of period	$34.63	$34.42	$26.96	$24.20	$25.30	$19.06	$14.37	$23.80	$21.69	N/A
Accumulation units outstanding at the end of period	51,991	64,053	46,952	88,818	69,453	51,027	60,442	59,055	17,483	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.89	$8.58	$7.15	$9.27	$7.93	$4.78	N/A	N/A	N/A	N/A
End of period	$8.16	$7.89	$8.58	$7.15	$9.27	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	38,501	27,882	36,546	62,191	69,951	35,886	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.88	$7.20	$5.96	$8.44	$7.37	$4.13	N/A	N/A	N/A	N/A
End of period	$7.50	$6.88	$7.20	$5.96	$8.44	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,308	60,637	41,617	79,542	115,170	92,085	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	$9.88	N/A	N/A	N/A
End of period	$11.36	$11.30	$9.32	$8.21	$8.50	$7.87	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	498,777	461,896	500,229	607,112	594,336	610,600	663,433	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.77	$8.44	$7.07	$7.69	$7.34	$5.73	$9.86	N/A	N/A	N/A
End of period	$10.29	$10.77	$8.44	$7.07	$7.69	$7.34	$5.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	191,981	63,919	46,879	33,232	56,571	84,331	67,472	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.75	$11.59	$10.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.45	$11.75	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	118,878	122,095	45,622	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	$10.82	N/A	N/A
End of period	$13.21	$13.08	$11.72	$10.67	$10.63	$9.65	$7.42	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	355,830	318,603	296,249	378,162	504,786	464,612	467,193	568,040	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.60	$8.18	$6.56	$7.83	$6.64	$4.45	N/A	N/A	N/A	N/A
End of period	$9.39	$10.60	$8.18	$6.56	$7.83	$6.64	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,432	65,788	79,591	55,419	34,936	66,607	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.96	$8.73	$7.85	$8.07	$7.40	$5.97	$9.82	N/A	N/A	N/A
End of period	$11.51	$10.96	$8.73	$7.85	$8.07	$7.40	$5.97	N/A	N/A	N/A
Accumulation units outstanding at the end of period	97,437	66,306	73,059	86,216	92,576	135,830	99,927	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	$10.87	N/A
End of period	$17.27	$17.62	$13.40	$11.64	$12.23	$9.85	$7.53	$11.51	$12.53	N/A
Accumulation units outstanding at the end of period	30,814	63,322	42,576	49,466	80,445	66,130	82,418	67,092	25,081	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	$17.41	N/A
End of period	$22.35	$21.67	$22.38	$21.22	$20.40	$19.37	$17.33	$18.68	$17.84	N/A
Accumulation units outstanding at the end of period	56,748	54,546	77,653	76,713	117,301	119,208	100,940	127,809	20,061	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.02	$14.43	$12.28	$13.16	$11.59	$9.63	N/A	N/A	N/A	N/A
End of period	$12.11	$13.02	$14.43	$12.28	$13.16	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	14,025	23,412	36,212	90,018	83,568	43,730	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	$11.23	N/A
End of period	$19.23	$17.36	$13.37	$11.57	$12.65	$10.39	$8.00	$12.80	$12.72	N/A
Accumulation units outstanding at the end of period	48,862	44,968	68,649	96,887	68,095	88,221	92,056	91,863	27,768	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.33	$8.63	$7.37	$8.43	$7.92	$6.48	$10.63	N/A	N/A	N/A
End of period	$12.64	$11.33	$8.63	$7.37	$8.43	$7.92	$6.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	25,668	29,300	28,467	25,274	27,880	39,419	229,327	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	$11.53	N/A
End of period	$15.63	$13.89	$13.81	$11.00	$11.98	$10.45	$8.06	$12.81	$15.40	N/A
Accumulation units outstanding at the end of period	219,805	166,370	104,971	87,219	80,862	79,307	83,030	65,232	68,202	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	$13.59	N/A
End of period	$17.60	$17.94	$15.41	$13.60	$14.92	$13.57	$10.12	$17.51	$16.30	N/A
Accumulation units outstanding at the end of period	54,906	45,657	66,795	62,451	66,717	90,795	116,989	101,151	67,143	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	$11.46	N/A
End of period	$17.03	$16.06	$11.76	$10.68	$11.69	$10.17	$8.36	$13.71	$12.10	N/A
Accumulation units outstanding at the end of period	56,753	38,359	36,329	78,156	77,158	94,854	81,649	26,964	16,530	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	$17.45	N/A
End of period	$24.46	$22.87	$17.85	$16.93	$18.34	$15.22	$11.14	$18.64	$19.56	N/A
Accumulation units outstanding at the end of period	22,997	19,926	23,558	45,387	41,758	45,753	59,352	74,671	31,772	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	$12.36	N/A
End of period	$23.32	$22.06	$16.14	$14.01	$14.51	$11.75	$8.91	$15.10	$13.85	N/A
Accumulation units outstanding at the end of period	33,116	45,115	11,865	14,592	12,052	24,189	36,126	3,776	1,523	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.99	$11.56	$10.07	$11.13	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.14	$13.99	$11.56	$10.07	$11.13	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	305,208	340,924	359,410	439,907	318,968	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	$11.54	N/A
End of period	$12.12	$13.84	$11.64	$10.15	$11.90	$11.30	$8.87	$16.33	$14.91	N/A
Accumulation units outstanding at the end of period	129,726	116,830	87,402	101,471	113,414	125,659	146,542	105,130	89,969	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	$20.31	N/A
End of period	$34.89	$32.06	$23.06	$20.27	$22.01	$17.90	$12.80	$23.53	$22.27	N/A
Accumulation units outstanding at the end of period	19,282	14,577	12,761	13,223	12,723	12,805	17,390	13,954	10,049	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	$14.52	N/A
End of period	$18.05	$17.49	$18.52	$18.26	$16.99	$16.17	$15.93	$15.28	$14.68	N/A
Accumulation units outstanding at the end of period	58,328	63,587	95,311	103,290	87,036	94,626	135,060	27,286	22,749	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	$10.83	N/A	N/A
End of period	$11.84	$12.77	$13.19	$11.03	$13.70	$11.48	$6.83	$13.98	N/A	N/A
Accumulation units outstanding at the end of period	90,280	87,646	95,391	152,009	179,393	165,033	137,493	135,518	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.46	$16.02	$13.91	$13.05	$10.86	$7.25	$11.44	$12.03	$10.95	N/A
End of period	$21.44	$21.46	$16.02	$13.91	$13.05	$10.86	$7.25	$11.44	$12.03	N/A
Accumulation units outstanding at the end of period	95,995	80,286	78,553	89,017	115,031	97,447	134,404	105,548	171,949	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	$10.84	N/A
End of period	$13.04	$12.62	$13.25	$13.07	$12.46	$12.03	$11.62	$11.45	$10.99	N/A
Accumulation units outstanding at the end of period	188,541	165,430	203,446	172,375	247,814	316,612	132,005	107,003	44,100	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	$4.33	N/A
End of period	$7.00	$6.78	$5.72	$4.86	$5.13	$4.28	$3.48	$5.89	$5.77	N/A
Accumulation units outstanding at the end of period	87,358	72,108	63,255	59,657	67,492	72,472	104,607	147,789	120,191	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	$10.01	N/A
End of period	$19.91	$18.35	$13.29	$11.00	$10.55	$8.78	$6.74	$10.02	$11.11	N/A
Accumulation units outstanding at the end of period	39,149	36,010	28,460	4,628	7,431	5,518	6,701	4,157	1,172	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	$8.53	N/A
End of period	$13.50	$12.56	$9.83	$9.03	$7.82	$6.41	$5.65	$10.70	$10.82	N/A
Accumulation units outstanding at the end of period	136,596	149,814	129,424	136,360	170,158	165,777	212,247	158,494	301,322	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.33	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,379	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.73	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.17	$9.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,644	107,869	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.59	$11.42	$10.74	$11.84	$11.85	N/A	N/A	N/A	N/A	N/A
End of period	$13.80	$14.59	$11.42	$10.74	$11.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	78,266	48,277	2,628	3,985	3,107	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	$12.12	N/A
End of period	$10.78	$9.74	$7.46	$6.05	$7.09	$6.38	$5.50	$11.38	$14.08	N/A
Accumulation units outstanding at the end of period	175,275	145,528	120,284	109,902	111,905	123,644	131,356	132,944	76,128	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	$12.23	N/A
End of period	$17.19	$15.85	$14.29	$11.88	$13.23	$11.79	$9.19	$18.24	$16.77	N/A
Accumulation units outstanding at the end of period	82,085	64,163	68,216	82,872	116,998	144,733	215,949	307,252	237,335	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.51	$9.86	$10.26	$10.19	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.19	$9.51	$9.86	$10.26	$10.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,940	5,557	4,005	7,498	4,655	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	$10.92	N/A
End of period	$23.01	$18.79	$13.63	$11.74	$10.82	$10.64	$8.99	$11.96	$11.36	N/A
Accumulation units outstanding at the end of period	187,422	126,488	103,355	89,820	71,862	90,951	167,636	196,803	94,737	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.16	$10.04	$9.00	$9.39	$8.29	$6.77	$9.86	N/A	N/A	N/A
End of period	$12.53	$12.16	$10.04	$9.00	$9.39	$8.29	$6.77	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,206	13,369	22,400	22,695	35,351	45,057	47,858	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	$14.75	N/A
End of period	$15.68	$17.06	$14.36	$12.43	$14.47	$13.85	$10.94	$19.59	$18.13	N/A
Accumulation units outstanding at the end of period	142,240	128,394	105,801	107,625	110,364	143,731	137,284	132,440	42,818	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	$11.79	N/A
End of period	$16.58	$15.22	$11.81	$10.22	$10.66	$9.30	$7.66	$13.62	$13.72	N/A
Accumulation units outstanding at the end of period	1,453,598	1,443,411	1,550,775	1,681,570	1,900,206	2,251,398	2,739,283	3,098,803	1,433,403	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.01	$9.27	$8.29	$9.40	$8.45	$6.27	$11.87	$10.68	N/A	N/A
End of period	$12.57	$12.01	$9.27	$8.29	$9.40	$8.45	$6.27	$11.87	N/A	N/A
Accumulation units outstanding at the end of period	193,561	180,759	192,754	197,357	269,960	305,813	377,001	266,222	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	$10.48	N/A
End of period	$20.19	$17.41	$12.61	$10.77	$10.79	$9.40	$7.17	$12.52	$10.74	N/A
Accumulation units outstanding at the end of period	64,264	40,246	22,571	30,921	60,979	77,541	73,012	72,971	23,737	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	$22.42	N/A
End of period	$32.48	$37.02	$30.18	$29.55	$29.23	$25.08	$21.34	$35.09	$26.50	N/A
Accumulation units outstanding at the end of period	131,602	88,719	91,804	108,050	108,637	103,184	134,107	114,088	66,117	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.89	$13.50	$12.32	$12.82	$11.61	N/A	N/A	N/A	N/A	N/A
End of period	$15.04	$14.89	$13.50	$12.32	$12.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,908	6,477	9,156	6,684	18,852	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	$10.15	N/A	N/A
End of period	$14.82	$14.39	$10.47	$9.59	$9.34	$8.19	$7.04	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	106,304	101,659	6,603	5,455	7,875	5,767	7,282	9,617	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	$13.79	N/A
End of period	$24.20	$22.64	$17.39	$15.16	$15.82	$12.85	$9.51	$15.57	$14.80	N/A
Accumulation units outstanding at the end of period	131,271	122,958	101,747	94,414	101,709	131,262	143,913	113,370	62,026	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	$10.50	N/A
End of period	$16.37	$14.79	$11.48	$10.17	$10.24	$9.14	$7.41	$12.15	$11.83	N/A
Accumulation units outstanding at the end of period	471,241	404,483	336,992	236,105	252,271	285,520	253,677	191,561	67,006	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.15	$11.31	$10.15	$11.24	$9.51	$6.01	$8.80	N/A	N/A	N/A
End of period	$15.35	$15.15	$11.31	$10.15	$11.24	$9.51	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	71,035	73,494	85,681	114,348	140,497	139,393	127,174	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	$13.15	N/A
End of period	$20.96	$20.47	$15.10	$13.32	$14.22	$11.50	$9.23	$14.49	$15.13	N/A
Accumulation units outstanding at the end of period	175,215	180,086	136,880	94,858	140,788	128,857	120,865	91,533	49,704	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	$5.52	N/A
End of period	$10.00	$8.47	$6.86	$6.30	$6.46	$5.89	$3.67	$6.63	$5.91	N/A
Accumulation units outstanding at the end of period	282,948	200,960	168,249	183,216	193,696	150,916	186,392	255,125	126,945	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.87	$9.75	$9.13	$12.11	$10.10	$9.00	$17.50	$14.96	$15.50	N/A
End of period	$13.57	$12.87	$9.75	$9.13	$12.11	$10.10	$9.00	$17.50	$14.96	N/A
Accumulation units outstanding at the end of period	227,397	198,206	226,258	225,124	252,458	323,190	409,740	403,041	260,245	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	37,445	71,104	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	$12.28	N/A
End of period	$17.04	$17.08	$13.82	$11.72	$13.05	$11.55	$8.47	$14.63	$14.06	N/A
Accumulation units outstanding at the end of period	66,375	65,373	39,065	40,358	50,569	62,276	66,804	56,024	39,302	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.78	$14.37	$13.54	$12.38	$11.75	$10.24	$10.86	N/A	N/A	N/A
End of period	$12.92	$12.78	$14.37	$13.54	$12.38	$11.75	$10.24	N/A	N/A	N/A
Accumulation units outstanding at the end of period	316,098	379,196	563,448	542,717	597,624	474,472	205,775	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	$13.29	N/A
End of period	$17.64	$17.34	$18.09	$17.10	$16.67	$15.83	$14.01	$14.26	$13.46	N/A
Accumulation units outstanding at the end of period	284,588	319,198	548,297	668,234	604,202	687,949	346,134	244,295	94,805	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.62	$10.40	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	$10.62	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	158,830	140,308	39,444	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	$12.37	N/A
End of period	$17.28	$17.63	$16.65	$14.57	$14.22	$12.57	$8.78	$12.95	$13.38	N/A
Accumulation units outstanding at the end of period	202,493	166,564	142,013	144,555	198,550	174,108	139,941	51,088	32,112	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.63	$10.60	$9.30	$10.26	$8.09	$5.61	N/A	N/A	N/A	N/A
End of period	$15.82	$14.63	$10.60	$9.30	$10.26	$8.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	13,233	13,109	22,348	7,708	14,932	13,305	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.44	$10.74	$9.17	$10.18	$8.15	$6.21	N/A	N/A	N/A	N/A
End of period	$14.96	$14.44	$10.74	$9.17	$10.18	$8.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,176	56,743	7,689	12,254	14,290	10,751	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	$18.94	N/A
End of period	$25.79	$23.43	$17.07	$15.08	$16.26	$14.15	$10.00	$19.35	$20.95	N/A
Accumulation units outstanding at the end of period	14,668	11,972	7,554	8,319	3,798	6,664	4,431	1,670	233	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.25	$10.28	$8.06	$10.04	$8.12	$5.91	N/A	N/A	N/A	N/A
End of period	$14.04	$14.25	$10.28	$8.06	$10.04	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,737	30,354	33,583	43,880	40,720	33,813	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$17.00	$12.09	$10.63	$10.26	$9.21	$6.63	$9.91	N/A	N/A	N/A
End of period	$19.03	$17.00	$12.09	$10.63	$10.26	$9.21	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	348,449	276,450	254,492	296,873	291,080	312,897	356,151	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.40	$13.15	$11.52	$10.65	$9.66	$6.85	N/A	N/A	N/A	N/A
End of period	$19.82	$18.40	$13.15	$11.52	$10.65	$9.66	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,129	124,176	88,172	38,067	46,105	32,005	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.39	$12.02	$10.89	$9.89	$8.55	$7.08	N/A	N/A	N/A	N/A
End of period	$17.12	$15.39	$12.02	$10.89	$9.89	$8.55	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	306,249	277,500	122,348	153,927	38,941	19,376	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.28	$12.46	$11.16	$10.70	$9.56	$6.22	N/A	N/A	N/A	N/A
End of period	$21.12	$18.28	$12.46	$11.16	$10.70	$9.56	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	121,790	55,196	50,781	34,540	26,694	24,691	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	$12.80	N/A
End of period	$18.36	$17.61	$14.30	$12.62	$13.54	$11.81	$9.21	$15.47	$14.48	N/A
Accumulation units outstanding at the end of period	171,562	170,303	152,539	170,656	128,255	179,175	182,938	212,837	73,021	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	$10.45	N/A
End of period	$12.71	$12.59	$12.31	$11.56	$11.45	$10.77	$9.69	$11.48	$11.04	N/A
Accumulation units outstanding at the end of period	261,167	331,218	373,881	375,822	428,968	479,752	435,256	212,331	32,189	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	$12.91	N/A
End of period	$18.35	$17.75	$14.80	$13.11	$13.83	$12.17	$9.71	$15.34	$14.42	N/A
Accumulation units outstanding at the end of period	337,372	352,245	328,226	454,862	395,628	413,412	364,011	485,303	232,689	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64	$10.78	N/A
End of period	$14.10	$13.86	$12.82	$11.81	$11.97	$10.99	$9.46	$12.27	$11.64	N/A
Accumulation units outstanding at the end of period	364,760	369,449	375,994	353,962	346,520	406,573	343,748	177,190	76,009	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	$12.48	N/A
End of period	$17.27	$16.88	$14.89	$13.38	$13.84	$12.49	$10.34	$14.57	$13.71	N/A
Accumulation units outstanding at the end of period	646,059	635,543	694,420	752,914	837,777	861,329	943,514	667,381	312,598	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.64	$10.53	$8.83	$9.54	$8.86	$6.33	N/A	N/A	N/A	N/A
End of period	$17.74	$15.64	$10.53	$8.83	$9.54	$8.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	59,875	34,464	25,934	17,818	17,556	19,332	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	$24.91	N/A
End of period	$43.57	$40.95	$30.17	$25.94	$26.82	$23.47	$16.71	$29.87	$27.72	N/A
Accumulation units outstanding at the end of period	94,629	84,903	81,459	85,091	81,655	83,774	89,281	71,692	45,482	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	$34.78	N/A
End of period	$68.91	$62.41	$46.71	$42.02	$43.57	$34.81	$24.22	$41.70	$36.35	N/A
Accumulation units outstanding at the end of period	72,211	70,095	78,973	71,452	79,893	69,738	84,714	85,298	47,329	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	$10.16	N/A	N/A
End of period	$9.76	$9.93	$10.13	$10.11	$10.18	$10.11	$9.59	$10.43	N/A	N/A
Accumulation units outstanding at the end of period	203,359	200,277	183,306	98,797	117,044	105,230	81,262	50,088	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	$13.26	N/A
End of period	$22.70	$20.48	$15.26	$13.07	$13.63	$12.02	$8.96	$15.38	$15.58	N/A
Accumulation units outstanding at the end of period	131,077	75,086	120,360	110,160	112,216	135,803	162,983	119,963	73,817	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	$22.08	N/A
End of period	$34.84	$32.40	$27.74	$25.75	$25.47	$23.48	$20.05	$25.84	$24.56	N/A
Accumulation units outstanding at the end of period	104,822	107,618	108,122	105,343	99,598	94,930	65,222	84,092	20,951	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	$11.44	N/A
End of period	$10.57	$10.79	$11.03	$11.27	$11.51	$11.76	$12.00	$12.00	$11.71	N/A
Accumulation units outstanding at the end of period	147,297	145,205	215,466	226,987	298,663	414,484	641,267	290,231	51,582	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	$17.12	N/A
End of period	$28.73	$26.37	$20.56	$18.06	$18.83	$16.93	$13.95	$21.38	$20.26	N/A
Accumulation units outstanding at the end of period	65,915	75,996	41,176	34,424	39,612	63,953	90,730	90,995	33,600	N/A

Accumulation Unit Values
Contract with Endorsements - 2.16%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	$10.84	$8.93	$7.97	$8.40	$7.62	$6.21	$10.43	N/A	N/A	N/A
End of period	$11.14	$10.84	$8.93	$7.97	$8.40	$7.62	$6.21	N/A	N/A	N/A
Accumulation units outstanding at the end of period	22,499	26,086	36,934	45,164	29,356	33,944	36,238	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.91	$10.39	$9.37	$9.51	$8.74	$7.53	$10.48	N/A	N/A	N/A
End of period	$12.28	$11.91	$10.39	$9.37	$9.51	$8.74	$7.53	N/A	N/A	N/A
Accumulation units outstanding at the end of period	91,072	105,791	207,013	179,632	203,893	113,647	57,386	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.57	$9.64	$8.62	$8.89	$8.02	$6.67	$10.45	N/A	N/A	N/A
End of period	$11.90	$11.57	$9.64	$8.62	$8.89	$8.02	$6.67	N/A	N/A	N/A
Accumulation units outstanding at the end of period	188,266	126,936	98,565	109,354	105,749	78,199	90,762	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	$16.02	$14.38	$13.22	$13.86	$12.53	N/A	N/A	N/A	N/A	N/A
End of period	$16.03	$16.02	$14.38	$13.22	$13.86	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	67,161	132,544	153,197	168,614	161,585	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.46	$14.96	$13.73	$14.58	$13.03	N/A	N/A	N/A	N/A	N/A
End of period	$16.41	$16.46	$14.96	$13.73	$14.58	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	123,533	174,890	229,319	342,092	191,708	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.43	$15.21	$14.02	$15.02	$13.36	N/A	N/A	N/A	N/A	N/A
End of period	$16.37	$16.43	$15.21	$14.02	$15.02	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	260,501	405,973	628,613	621,898	398,535	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.79	$15.67	$14.43	$15.59	$13.75	N/A	N/A	N/A	N/A	N/A
End of period	$16.70	$16.79	$15.67	$14.43	$15.59	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	146,080	205,164	280,367	357,103	248,416	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.58	$10.27	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.82	$11.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	134,824	156,901	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.24	$10.99	$9.90	$10.24	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.02	$14.24	$10.99	$9.90	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	101,304	107,635	102,958	117,519	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.34	$10.89	$10.52	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.24	$10.34	$10.89	$10.52	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	77,360	78,836	366,887	204,782	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.52	$10.00	$8.67	$10.99	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.47	$12.52	$10.00	$8.67	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	23,131	24,705	37,607	30,568	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.17	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	93,564	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	$14.66	$11.27	$9.85	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.81	$14.66	$11.27	$9.85	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	167,760	169,817	97,773	82,164	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.20	$10.30	$8.96	$10.70	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.58	$12.20	$10.30	$8.96	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	28,611	35,534	45,050	47,034	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.71	$10.79	$9.39	$11.20	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.52	$11.71	$10.79	$9.39	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	86,043	88,532	95,810	67,764	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.50	$9.80	$9.94	$10.96	$9.54	$6.50	$13.62	N/A	N/A	N/A
End of period	$8.81	$10.50	$9.80	$9.94	$10.96	$9.54	$6.50	N/A	N/A	N/A
Accumulation units outstanding at the end of period	185,832	272,294	485,834	571,605	649,004	690,189	476,335	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.63	$10.40	$9.70	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.59	$11.63	$10.40	$9.70	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	148,126	230,929	186,570	337,827	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.40	$24.55	$22.68	$23.00	$20.86	$15.81	$27.33	$25.45	$24.86	N/A
End of period	$35.59	$33.40	$24.55	$22.68	$23.00	$20.86	$15.81	$27.33	$25.45	N/A
Accumulation units outstanding at the end of period	34,619	40,882	50,531	106,926	97,404	77,549	49,986	17,799	3,751	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	$14.52	$12.02	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.25	$14.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	226,607	74,883	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.71	$11.24	$10.16	$10.90	$10.21	$8.52	$12.14	$11.49	$10.60	N/A
End of period	$12.50	$12.71	$11.24	$10.16	$10.90	$10.21	$8.52	$12.14	$11.49	N/A
Accumulation units outstanding at the end of period	63,359	75,675	113,122	164,676	145,358	116,740	129,746	139,827	43,249	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.28	$25.11	$21.92	$23.46	$21.45	$15.85	$28.16	$23.86	$21.51	N/A
End of period	$30.33	$30.28	$25.11	$21.92	$23.46	$21.45	$15.85	$28.16	$23.86	N/A
Accumulation units outstanding at the end of period	21,160	20,803	60,851	79,717	83,697	144,426	129,723	104,432	842	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.59	$16.32	$14.67	$15.11	$13.81	$10.54	$17.67	$17.95	$16.33	N/A
End of period	$23.20	$21.59	$16.32	$14.67	$15.11	$13.81	$10.54	$17.67	$17.95	N/A
Accumulation units outstanding at the end of period	20,953	32,391	43,669	59,879	76,692	26,065	17,115	9,034	10,824	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.36	$26.91	$24.16	$25.27	$19.04	$14.36	$23.77	$21.67	$18.44	N/A
End of period	$34.57	$34.36	$26.91	$24.16	$25.27	$19.04	$14.36	$23.77	$21.67	N/A
Accumulation units outstanding at the end of period	51,209	61,785	81,489	168,608	127,581	68,361	75,667	51,878	32,976	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.88	$8.57	$7.15	$9.27	$7.93	$4.78	N/A	N/A	N/A	N/A
End of period	$8.15	$7.88	$8.57	$7.15	$9.27	$7.93	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	16,008	20,682	64,558	60,365	86,411	121,346	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.87	$7.19	$5.95	$8.44	$7.37	$4.13	N/A	N/A	N/A	N/A
End of period	$7.49	$6.87	$7.19	$5.95	$8.44	$7.37	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	84,552	135,840	325,756	383,591	593,163	527,216	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.29	$9.31	$8.20	$8.50	$7.87	$6.18	$9.88	N/A	N/A	N/A
End of period	$11.35	$11.29	$9.31	$8.20	$8.50	$7.87	$6.18	N/A	N/A	N/A
Accumulation units outstanding at the end of period	427,114	602,209	778,016	967,344	1,061,649	1,015,920	864,021	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.76	$8.44	$7.06	$7.68	$7.33	$5.73	$9.86	N/A	N/A	N/A
End of period	$10.28	$10.76	$8.44	$7.06	$7.68	$7.33	$5.73	N/A	N/A	N/A
Accumulation units outstanding at the end of period	162,763	76,997	103,998	82,884	96,572	84,915	50,506	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.75	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.44	$11.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	46,150	60,248	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.07	$11.71	$10.66	$10.63	$9.65	$7.42	$10.79	$10.82	N/A	N/A
End of period	$13.20	$13.07	$11.71	$10.66	$10.63	$9.65	$7.42	$10.79	N/A	N/A
Accumulation units outstanding at the end of period	300,512	413,146	531,608	863,874	867,020	511,428	455,400	418,180	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.59	$8.17	$6.56	$7.83	$6.64	$4.45	$9.85	N/A	N/A	N/A
End of period	$9.39	$10.59	$8.17	$6.56	$7.83	$6.64	$4.45	N/A	N/A	N/A
Accumulation units outstanding at the end of period	69,574	158,266	149,599	137,131	171,158	109,298	25,592	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.96	$8.73	$7.85	$8.07	$7.40	$5.96	$9.82	N/A	N/A	N/A
End of period	$11.50	$10.96	$8.73	$7.85	$8.07	$7.40	$5.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	52,844	151,185	135,603	160,516	143,881	131,593	75,301	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.61	$13.39	$11.63	$12.22	$9.84	$7.53	$11.50	$12.53	$10.87	N/A
End of period	$17.26	$17.61	$13.39	$11.63	$12.22	$9.84	$7.53	$11.50	$12.53	N/A
Accumulation units outstanding at the end of period	56,218	121,115	131,680	163,333	202,889	154,566	136,251	77,502	67,103	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.63	$22.34	$21.18	$20.37	$19.34	$17.31	$18.65	$17.82	$17.39	N/A
End of period	$22.31	$21.63	$22.34	$21.18	$20.37	$19.34	$17.31	$18.65	$17.82	N/A
Accumulation units outstanding at the end of period	76,018	76,640	150,098	186,188	173,653	179,736	146,259	172,183	129,987	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$13.01	$14.42	$12.28	$13.16	$11.59	$9.63	N/A	N/A	N/A	N/A
End of period	$12.10	$13.01	$14.42	$12.28	$13.16	$11.59	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,430	48,956	79,920	143,949	262,701	141,453	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.35	$13.36	$11.56	$12.64	$10.39	$8.00	$12.79	$12.72	$11.23	N/A
End of period	$19.21	$17.35	$13.36	$11.56	$12.64	$10.39	$8.00	$12.79	$12.72	N/A
Accumulation units outstanding at the end of period	132,604	50,832	88,621	116,481	110,165	88,177	80,860	69,011	67,524	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.33	$8.62	$7.37	$8.42	$7.92	$6.48	$10.63	N/A	N/A	N/A
End of period	$12.63	$11.33	$8.62	$7.37	$8.42	$7.92	$6.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	40,015	54,797	115,538	129,361	135,125	244,890	232,478	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.88	$13.80	$10.99	$11.98	$10.45	$8.06	$12.80	$15.39	$11.53	N/A
End of period	$15.62	$13.88	$13.80	$10.99	$11.98	$10.45	$8.06	$12.80	$15.39	N/A
Accumulation units outstanding at the end of period	164,299	206,544	263,573	295,122	239,787	304,271	281,498	185,322	134,298	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.90	$15.38	$13.57	$14.90	$13.55	$10.11	$17.49	$16.28	$13.57	N/A
End of period	$17.56	$17.90	$15.38	$13.57	$14.90	$13.55	$10.11	$17.49	$16.28	N/A
Accumulation units outstanding at the end of period	51,804	74,032	120,039	194,076	202,518	150,912	64,618	116,489	34,111	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$16.04	$11.74	$10.67	$11.68	$10.17	$8.36	$13.70	$12.10	$11.46	N/A
End of period	$17.01	$16.04	$11.74	$10.67	$11.68	$10.17	$8.36	$13.70	$12.10	N/A
Accumulation units outstanding at the end of period	70,762	77,325	151,519	243,971	240,676	222,945	136,332	121,270	44,367	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.84	$17.83	$16.91	$18.31	$15.21	$11.13	$18.63	$19.55	$17.43	N/A
End of period	$24.42	$22.84	$17.83	$16.91	$18.31	$15.21	$11.13	$18.63	$19.55	N/A
Accumulation units outstanding at the end of period	17,779	13,900	39,225	68,313	67,418	54,652	72,278	72,383	40,258	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$22.04	$16.12	$14.00	$14.50	$11.74	$8.90	$15.09	$13.85	$12.36	N/A
End of period	$23.29	$22.04	$16.12	$14.00	$14.50	$11.74	$8.90	$15.09	$13.85	N/A
Accumulation units outstanding at the end of period	39,712	84,823	55,383	119,958	114,583	116,777	65,841	64,016	2,673	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.98	$11.56	$10.07	$11.12	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.13	$13.98	$11.56	$10.07	$11.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	358,037	542,744	689,103	766,441	533,619	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.82	$11.62	$10.14	$11.89	$11.29	$8.86	$16.32	$14.89	$11.53	N/A
End of period	$12.10	$13.82	$11.62	$10.14	$11.89	$11.29	$8.86	$16.32	$14.89	N/A
Accumulation units outstanding at the end of period	41,356	78,034	120,727	166,508	190,875	220,022	203,097	273,282	212,469	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$32.00	$23.02	$20.24	$21.97	$17.88	$12.78	$23.50	$22.25	$20.29	N/A
End of period	$34.82	$32.00	$23.02	$20.24	$21.97	$17.88	$12.78	$23.50	$22.25	N/A
Accumulation units outstanding at the end of period	20,789	23,987	31,297	37,239	51,027	34,218	18,321	7,842	6,005	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.46	$18.49	$18.23	$16.96	$16.15	$15.91	$15.26	$14.66	$14.51	N/A
End of period	$18.01	$17.46	$18.49	$18.23	$16.96	$16.15	$15.91	$15.26	$14.66	N/A
Accumulation units outstanding at the end of period	91,606	85,795	265,362	391,990	279,704	278,017	273,019	75,658	54,344	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.76	$13.19	$11.03	$13.70	$11.48	$6.83	$13.97	$10.83	N/A	N/A
End of period	$11.83	$12.76	$13.19	$11.03	$13.70	$11.48	$6.83	$13.97	N/A	N/A
Accumulation units outstanding at the end of period	142,560	216,214	474,207	615,227	864,219	732,345	482,794	326,982	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.43	$16.00	$13.89	$13.04	$10.84	$7.25	$11.43	$12.02	$10.94	N/A
End of period	$21.41	$21.43	$16.00	$13.89	$13.04	$10.84	$7.25	$11.43	$12.02	N/A
Accumulation units outstanding at the end of period	54,838	74,607	125,888	142,211	253,961	222,547	310,449	564,245	532,241	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.60	$13.24	$13.06	$12.45	$12.02	$11.61	$11.44	$10.99	$10.83	N/A
End of period	$13.02	$12.60	$13.24	$13.06	$12.45	$12.02	$11.61	$11.44	$10.99	N/A
Accumulation units outstanding at the end of period	156,666	144,532	362,181	442,734	417,539	420,319	378,209	326,145	236,717	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.77	$5.71	$4.85	$5.12	$4.27	$3.48	$5.88	$5.76	$4.33	N/A
End of period	$6.99	$6.77	$5.71	$4.85	$5.12	$4.27	$3.48	$5.88	$5.76	N/A
Accumulation units outstanding at the end of period	32,934	48,185	66,015	48,523	92,621	153,173	128,675	131,674	77,497	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.33	$13.27	$10.98	$10.54	$8.77	$6.73	$10.01	$11.10	$10.00	N/A
End of period	$19.88	$18.33	$13.27	$10.98	$10.54	$8.77	$6.73	$10.01	$11.10	N/A
Accumulation units outstanding at the end of period	91,359	209,118	150,377	97,542	52,116	46,361	39,934	21,608	21,047	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.54	$9.82	$9.02	$7.81	$6.40	$5.65	$10.69	$10.81	$8.53	N/A
End of period	$13.48	$12.54	$9.82	$9.02	$7.81	$6.40	$5.65	$10.69	$10.81	N/A
Accumulation units outstanding at the end of period	52,165	104,968	212,328	430,706	337,554	337,390	426,621	860,080	786,134	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.73	$10.08	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.34	$13.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,562	3,192	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.73	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.17	$9.73	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	35,974	126,249	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.59	$11.41	$10.73	$11.84	$11.84	N/A	N/A	N/A	N/A	N/A
End of period	$13.79	$14.59	$11.41	$10.73	$11.84	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	48,913	33,723	2,232	6,036	3,626	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.73	$7.45	$6.04	$7.08	$6.38	$5.49	$11.37	$14.07	$12.11	N/A
End of period	$10.76	$9.73	$7.45	$6.04	$7.08	$6.38	$5.49	$11.37	$14.07	N/A
Accumulation units outstanding at the end of period	136,585	217,096	260,546	306,575	368,681	425,118	360,639	72,649	102,425	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.83	$14.27	$11.87	$13.22	$11.78	$9.18	$18.22	$16.76	$12.22	N/A
End of period	$17.17	$15.83	$14.27	$11.87	$13.22	$11.78	$9.18	$18.22	$16.76	N/A
Accumulation units outstanding at the end of period	49,801	81,236	179,139	262,069	347,902	407,489	515,527	955,139	894,910	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.51	$9.85	$10.26	$10.19	$9.83	N/A	N/A	N/A	N/A	N/A
End of period	$9.18	$9.51	$9.85	$10.26	$10.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	15,376	14,462	16,320	25,026	41,561	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.76	$13.61	$11.73	$10.81	$10.63	$8.98	$11.95	$11.35	$10.92	N/A
End of period	$22.98	$18.76	$13.61	$11.73	$10.81	$10.63	$8.98	$11.95	$11.35	N/A
Accumulation units outstanding at the end of period	218,436	162,428	167,468	158,406	147,877	138,667	211,039	91,891	137,192	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.15	$10.03	$9.00	$9.39	$8.29	$6.76	$9.86	N/A	N/A	N/A
End of period	$12.52	$12.15	$10.03	$9.00	$9.39	$8.29	$6.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	57,413	80,216	101,564	130,588	120,262	205,051	57,566	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$17.04	$14.34	$12.42	$14.46	$13.83	$10.93	$19.58	$18.12	$14.75	N/A
End of period	$15.66	$17.04	$14.34	$12.42	$14.46	$13.83	$10.93	$19.58	$18.12	N/A
Accumulation units outstanding at the end of period	81,504	180,910	231,782	233,089	276,647	363,607	259,558	297,871	204,504	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.21	$11.80	$10.21	$10.66	$9.30	$7.65	$13.61	$13.71	$11.79	N/A
End of period	$16.57	$15.21	$11.80	$10.21	$10.66	$9.30	$7.65	$13.61	$13.71	N/A
Accumulation units outstanding at the end of period	339,697	792,443	1,808,213	2,351,661	2,819,081	3,566,128	4,119,569	5,181,346	4,328,723	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$12.00	$9.27	$8.29	$9.39	$8.44	$6.26	$11.87	$10.68	N/A	N/A
End of period	$12.56	$12.00	$9.27	$8.29	$9.39	$8.44	$6.26	$11.87	N/A	N/A
Accumulation units outstanding at the end of period	90,490	185,824	322,898	492,562	524,656	579,469	591,846	720,893	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.40	$12.60	$10.76	$10.78	$9.40	$7.16	$12.51	$10.74	$10.48	N/A
End of period	$20.17	$17.40	$12.60	$10.76	$10.78	$9.40	$7.16	$12.51	$10.74	N/A
Accumulation units outstanding at the end of period	108,135	34,690	76,188	78,518	89,434	49,512	48,045	85,222	106,220	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.97	$30.14	$29.51	$29.20	$25.05	$21.32	$35.06	$26.48	$22.40	N/A
End of period	$32.43	$36.97	$30.14	$29.51	$29.20	$25.05	$21.32	$35.06	$26.48	N/A
Accumulation units outstanding at the end of period	82,445	127,992	206,084	280,897	214,344	203,115	153,349	175,596	147,493	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	$14.88	$13.50	$12.31	$12.82	$11.60	$9.55	N/A	N/A	N/A	N/A
End of period	$15.03	$14.88	$13.50	$12.31	$12.82	$11.60	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,944	12,659	12,078	13,057	16,752	10,489	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.38	$10.46	$9.58	$9.33	$8.18	$7.04	$10.69	$10.15	N/A	N/A
End of period	$14.80	$14.38	$10.46	$9.58	$9.33	$8.18	$7.04	$10.69	N/A	N/A
Accumulation units outstanding at the end of period	20,815	86,962	14,612	27,672	43,339	47,669	66,342	48,830	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.61	$17.37	$15.14	$15.81	$12.84	$9.50	$15.56	$14.80	$13.78	N/A
End of period	$24.17	$22.61	$17.37	$15.14	$15.81	$12.84	$9.50	$15.56	$14.80	N/A
Accumulation units outstanding at the end of period	142,066	302,370	188,175	188,721	265,934	314,151	220,620	275,454	182,262	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.77	$11.47	$10.16	$10.23	$9.13	$7.41	$12.14	$11.83	$10.50	N/A
End of period	$16.34	$14.77	$11.47	$10.16	$10.23	$9.13	$7.41	$12.14	$11.83	N/A
Accumulation units outstanding at the end of period	598,596	489,098	534,786	483,679	651,529	672,245	526,388	443,483	331,152	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.14	$11.30	$10.14	$11.23	$9.50	$6.01	$8.80	N/A	N/A	N/A
End of period	$15.34	$15.14	$11.30	$10.14	$11.23	$9.50	$6.01	N/A	N/A	N/A
Accumulation units outstanding at the end of period	41,544	57,468	100,606	115,948	158,555	205,231	155,407	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.44	$15.09	$13.30	$14.21	$11.50	$9.22	$14.48	$15.12	$13.15	N/A
End of period	$20.93	$20.44	$15.09	$13.30	$14.21	$11.50	$9.22	$14.48	$15.12	N/A
Accumulation units outstanding at the end of period	130,193	372,243	230,482	191,241	291,317	330,282	182,741	210,613	160,049	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.46	$6.85	$6.29	$6.45	$5.88	$3.67	$6.62	$5.91	$5.52	N/A
End of period	$9.98	$8.46	$6.85	$6.29	$6.45	$5.88	$3.67	$6.62	$5.91	N/A
Accumulation units outstanding at the end of period	220,354	225,312	483,303	687,218	626,641	734,137	170,843	124,734	187,799	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.86	$9.74	$9.12	$12.10	$10.10	$9.00	$17.49	$14.96	$15.50	N/A
End of period	$13.55	$12.86	$9.74	$9.12	$12.10	$10.10	$9.00	$17.49	$14.96	N/A
Accumulation units outstanding at the end of period	77,329	138,241	365,068	467,469	589,667	749,098	844,058	1,009,996	1,024,745	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	$12.74	$11.52	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.41	$12.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,143	64,375	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.16	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.43	$10.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	26,023	24,061	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$17.06	$13.81	$11.71	$13.03	$11.54	$8.46	$14.62	$14.05	$12.27	N/A
End of period	$17.01	$17.06	$13.81	$11.71	$13.03	$11.54	$8.46	$14.62	$14.05	N/A
Accumulation units outstanding at the end of period	129,441	139,711	174,510	142,600	137,322	150,416	132,263	171,795	127,029	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.77	$14.36	$13.53	$12.38	$11.74	$10.23	$10.86	N/A	N/A	N/A
End of period	$12.91	$12.77	$14.36	$13.53	$12.38	$11.74	$10.23	N/A	N/A	N/A
Accumulation units outstanding at the end of period	166,393	252,561	699,934	831,657	717,205	730,037	577,663	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.31	$18.06	$17.08	$16.64	$15.81	$13.99	$14.24	$13.45	$13.28	N/A
End of period	$17.61	$17.31	$18.06	$17.08	$16.64	$15.81	$13.99	$14.24	$13.45	N/A
Accumulation units outstanding at the end of period	311,039	481,365	1,193,024	1,349,379	1,295,375	963,857	571,213	341,262	238,517	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.62	$10.40	$9.86	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.41	$10.62	$10.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	195,377	264,221	79,094	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.60	$16.63	$14.55	$14.21	$12.55	$8.77	$12.94	$13.37	$12.36	N/A
End of period	$17.25	$17.60	$16.63	$14.55	$14.21	$12.55	$8.77	$12.94	$13.37	N/A
Accumulation units outstanding at the end of period	223,342	307,190	627,466	681,557	526,615	484,050	187,501	206,389	177,863	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	$14.62	$10.59	$9.30	$10.26	$8.09	$5.61	N/A	N/A	N/A	N/A
End of period	$15.81	$14.62	$10.59	$9.30	$10.26	$8.09	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	80,682	89,118	108,052	88,818	93,942	21,932	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.43	$10.73	$9.17	$10.18	$8.15	$6.21	N/A	N/A	N/A	N/A
End of period	$14.95	$14.43	$10.73	$9.17	$10.18	$8.15	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	39,782	73,263	37,830	31,388	41,203	19,382	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.38	$17.04	$15.06	$16.24	$14.13	$9.98	$19.33	$20.93	$18.92	N/A
End of period	$25.74	$23.38	$17.04	$15.06	$16.24	$14.13	$9.98	$19.33	$20.93	N/A
Accumulation units outstanding at the end of period	3,164	3,406	4,945	7,865	18,148	14,196	3,673	1,655	1,098	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.24	$10.28	$8.06	$10.04	$8.12	$5.91	N/A	N/A	N/A	N/A
End of period	$14.03	$14.24	$10.28	$8.06	$10.04	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	99,546	116,907	185,344	233,269	188,401	122,306	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.99	$12.09	$10.63	$10.26	$9.21	$6.63	$9.91	N/A	N/A	N/A
End of period	$19.02	$16.99	$12.09	$10.63	$10.26	$9.21	$6.63	N/A	N/A	N/A
Accumulation units outstanding at the end of period	475,354	622,378	640,460	693,178	701,479	706,377	384,789	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.39	$13.15	$11.52	$10.65	$9.66	$6.85	$9.91	N/A	N/A	N/A
End of period	$19.81	$18.39	$13.15	$11.52	$10.65	$9.66	$6.85	N/A	N/A	N/A
Accumulation units outstanding at the end of period	142,379	118,802	164,864	91,994	59,646	97,749	44,753	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.38	$12.01	$10.88	$9.89	$8.55	$7.07	$9.76	N/A	N/A	N/A
End of period	$17.11	$15.38	$12.01	$10.88	$9.89	$8.55	$7.07	N/A	N/A	N/A
Accumulation units outstanding at the end of period	229,390	311,056	298,996	399,750	181,090	69,849	13,842	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.27	$12.45	$11.15	$10.70	$9.56	$6.22	$9.91	N/A	N/A	N/A
End of period	$21.11	$18.27	$12.45	$11.15	$10.70	$9.56	$6.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	125,571	109,695	94,884	108,424	65,964	79,449	79,239	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.58	$14.28	$12.60	$13.52	$11.80	$9.20	$15.45	$14.47	$12.79	N/A
End of period	$18.33	$17.58	$14.28	$12.60	$13.52	$11.80	$9.20	$15.45	$14.47	N/A
Accumulation units outstanding at the end of period	121,807	282,296	267,439	244,905	334,372	301,702	148,260	123,082	102,151	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.58	$12.30	$11.55	$11.45	$10.76	$9.69	$11.48	$11.03	$10.45	N/A
End of period	$12.69	$12.58	$12.30	$11.55	$11.45	$10.76	$9.69	$11.48	$11.03	N/A
Accumulation units outstanding at the end of period	303,538	456,305	1,069,893	719,100	641,317	613,782	775,471	404,582	245,581	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.72	$14.77	$13.09	$13.81	$12.15	$9.70	$15.33	$14.41	$12.90	N/A
End of period	$18.32	$17.72	$14.77	$13.09	$13.81	$12.15	$9.70	$15.33	$14.41	N/A
Accumulation units outstanding at the end of period	224,835	325,226	413,596	498,294	620,247	741,042	474,524	518,975	363,610	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.85	$12.81	$11.80	$11.96	$10.98	$9.46	$12.27	$11.64	$10.77	N/A
End of period	$14.09	$13.85	$12.81	$11.80	$11.96	$10.98	$9.46	$12.27	$11.64	N/A
Accumulation units outstanding at the end of period	402,143	511,588	889,307	921,006	1,092,543	1,042,497	1,034,921	1,023,660	792,879	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.85	$14.87	$13.36	$13.82	$12.48	$10.33	$14.56	$13.69	$12.47	N/A
End of period	$17.24	$16.85	$14.87	$13.36	$13.82	$12.48	$10.33	$14.56	$13.69	N/A
Accumulation units outstanding at the end of period	640,277	794,732	1,171,629	1,421,161	1,616,189	1,464,586	1,233,056	1,469,136	1,121,805	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.63	$10.53	$8.83	$9.54	$8.85	$6.33	$10.06	N/A	N/A	N/A
End of period	$17.72	$15.63	$10.53	$8.83	$9.54	$8.85	$6.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	74,521	52,554	36,776	52,559	40,779	42,730	52,642	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.87	$30.12	$25.90	$26.78	$23.43	$16.69	$29.84	$27.69	$24.88	N/A
End of period	$43.48	$40.87	$30.12	$25.90	$26.78	$23.43	$16.69	$29.84	$27.69	N/A
Accumulation units outstanding at the end of period	127,665	156,475	307,704	303,593	270,691	192,197	140,111	118,818	42,729	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$62.29	$46.63	$41.95	$43.50	$34.76	$24.19	$41.65	$36.31	$34.74	N/A
End of period	$68.78	$62.29	$46.63	$41.95	$43.50	$34.76	$24.19	$41.65	$36.31	N/A
Accumulation units outstanding at the end of period	81,833	102,793	165,254	156,157	138,737	120,385	95,289	84,400	53,337	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.92	$10.12	$10.10	$10.18	$10.10	$9.59	$10.42	$10.16	N/A	N/A
End of period	$9.75	$9.92	$10.12	$10.10	$10.18	$10.10	$9.59	$10.42	N/A	N/A
Accumulation units outstanding at the end of period	125,240	175,646	330,258	339,167	249,810	97,332	56,944	177,421	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.45	$15.24	$13.05	$13.62	$12.01	$8.95	$15.36	$15.57	$13.25	N/A
End of period	$22.67	$20.45	$15.24	$13.05	$13.62	$12.01	$8.95	$15.36	$15.57	N/A
Accumulation units outstanding at the end of period	122,456	78,507	140,306	163,715	191,615	213,554	157,404	176,071	91,716	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.34	$27.69	$25.71	$25.43	$23.45	$20.02	$25.81	$24.53	$22.06	N/A
End of period	$34.77	$32.34	$27.69	$25.71	$25.43	$23.45	$20.02	$25.81	$24.53	N/A
Accumulation units outstanding at the end of period	112,289	171,393	258,924	237,435	218,142	204,558	151,887	113,358	64,664	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.77	$11.01	$11.25	$11.50	$11.75	$11.98	$11.98	$11.69	$11.43	N/A
End of period	$10.54	$10.77	$11.01	$11.25	$11.50	$11.75	$11.98	$11.98	$11.69	N/A
Accumulation units outstanding at the end of period	174,651	196,607	592,248	649,802	549,752	688,576	1,483,548	680,728	284,210	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.34	$20.54	$18.04	$18.82	$16.91	$13.94	$21.37	$20.25	$17.11	N/A
End of period	$28.70	$26.34	$20.54	$18.04	$18.82	$16.91	$13.94	$21.37	$20.25	N/A
Accumulation units outstanding at the end of period	19,579	40,847	77,860	99,567	102,508	111,170	115,139	87,152	81,270	N/A

Accumulation Unit Values
Contract with Endorsements - 2.20%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	$11.88	$10.37	$9.35	$9.49	$8.73	$7.52	N/A	N/A	N/A	N/A
End of period	$12.24	$11.88	$10.37	$9.35	$9.49	$8.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	1,298	1,391	1,498	1,608	1,729	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	$11.54	$9.62	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.86	$11.54	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,980	2,094	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	$16.43	$14.93	$13.71	$14.57	$13.03	N/A	N/A	N/A	N/A	N/A
End of period	$16.38	$16.43	$14.93	$13.71	$14.57	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,356	3,513	3,658	2,341	2,403	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	$16.39	$15.19	$14.00	$15.01	$13.35	N/A	N/A	N/A	N/A	N/A
End of period	$16.34	$16.39	$15.19	$14.00	$15.01	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,538	1,628	1,207	1,285	2,041	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	$16.75	$15.64	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$16.66	$16.75	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	895	949	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	$11.58	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.81	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,043	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	$14.22	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$15.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	611	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	$10.32	$10.87	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.22	$10.32	$10.87	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	4,019	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	$12.50	$9.99	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.45	$12.50	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,182	2,087	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	$12.16	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$12.38	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	641	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	$12.19	$10.29	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.56	$12.19	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,535	4,182	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	$11.69	$10.78	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.50	$11.69	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	2,193	2,027	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	$13.61	N/A	N/A	N/A
End of period	$8.79	$10.47	$9.78	$9.92	$10.94	$9.53	$6.49	N/A	N/A	N/A
Accumulation units outstanding at the end of period	4,452	4,510	5,413	4,392	6,061	10,045	5,174	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	$11.62	$10.39	$9.69	$10.30	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.57	$11.62	$10.39	$9.69	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	6,886	7,402	5,448	4,367	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34	$24.76	N/A
End of period	$35.31	$33.15	$24.38	$22.53	$22.86	$20.74	$15.73	$27.19	$25.34	N/A
Accumulation units outstanding at the end of period	3,391	3,583	935	992	1,621	1,075	3,071	719	1,149	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	$10.58	N/A
End of period	$12.43	$12.64	$11.18	$10.11	$10.85	$10.17	$8.49	$12.11	$11.46	N/A
Accumulation units outstanding at the end of period	5,558	5,816	6,107	6,489	8,877	7,497	8,046	865	282	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	$21.42	N/A
End of period	$30.09	$30.05	$24.93	$21.78	$23.31	$21.32	$15.77	$28.02	$23.75	N/A
Accumulation units outstanding at the end of period	-	-	-	-	121	1,421	1,389	128	129	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88	$16.27	N/A
End of period	$23.03	$21.44	$16.21	$14.58	$15.03	$13.73	$10.49	$17.59	$17.88	N/A
Accumulation units outstanding at the end of period	1,026	1,076	1,132	1,136	1,216	1,223	1,866	1,893	1,883	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	$18.37	N/A
End of period	$34.32	$34.12	$26.74	$24.01	$25.12	$18.93	$14.29	$23.66	$21.58	N/A
Accumulation units outstanding at the end of period	203	101	969	4,639	3,375	1,112	3,945	3,717	1,282	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.86	$8.56	$7.14	$9.26	$7.93	N/A	N/A	N/A	N/A	N/A
End of period	$8.13	$7.86	$8.56	$7.14	$9.26	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,606	3,856	5,866	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.86	$7.18	$5.94	$8.42	$7.37	N/A	N/A	N/A	N/A	N/A
End of period	$7.47	$6.86	$7.18	$5.94	$8.42	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,182	1,275	1,292	1,313	1,232	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	$9.88	N/A	N/A	N/A
End of period	$11.31	$11.26	$9.29	$8.19	$8.49	$7.86	$6.17	N/A	N/A	N/A
Accumulation units outstanding at the end of period	8,661	11,601	11,986	9,554	9,670	10,525	4,833	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	$10.73	$8.42	$7.05	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.25	$10.73	$8.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	3,110	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	$11.74	$11.59	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$11.43	$11.74	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	12,163	9,816	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	$10.82	N/A	N/A
End of period	$13.15	$13.03	$11.68	$10.64	$10.61	$9.63	$7.41	$10.78	N/A	N/A
Accumulation units outstanding at the end of period	5,948	6,279	22,394	6,127	6,911	12,355	14,912	10,969	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.56	$8.16	$6.55	$7.82	$6.63	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	$10.56	$8.16	$6.55	$7.82	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,412	12,164	6,093	3,103	1,271	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	$10.93	$8.71	$7.83	$8.06	$7.39	$5.96	$9.81	N/A	N/A	N/A
End of period	$11.47	$10.93	$8.71	$7.83	$8.06	$7.39	$5.96	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,948	2,126	10,545	259	280	3,538	2,326	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	$10.87	N/A
End of period	$17.19	$17.55	$13.35	$11.60	$12.19	$9.83	$7.52	$11.49	$12.52	N/A
Accumulation units outstanding at the end of period	334	352	388	833	3,771	3,239	1,407	1,911	5,663	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	$17.31	N/A
End of period	$22.14	$21.47	$22.18	$21.04	$20.24	$19.23	$17.22	$18.56	$17.73	N/A
Accumulation units outstanding at the end of period	6,832	6,305	7,152	9,004	8,358	8,726	15,240	21,794	16,960	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	$12.98	$14.40	$12.26	$13.15	$11.58	N/A	N/A	N/A	N/A	N/A
End of period	$12.07	$12.98	$14.40	$12.26	$13.15	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	778	797	779	1,512	1,686	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	$11.23	N/A
End of period	$19.13	$17.29	$13.31	$11.53	$12.61	$10.37	$7.99	$12.78	$12.71	N/A
Accumulation units outstanding at the end of period	1,912	2,021	2,142	4,484	3,275	1,051	2,895	4,926	3,951	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.29	$8.60	$7.35	$8.41	$7.91	$6.48	$10.62	N/A	N/A	N/A
End of period	$12.59	$11.29	$8.60	$7.35	$8.41	$7.91	$6.48	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,825	2,061	2,339	3,139	4,273	5,142	3,841	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	$11.53	N/A
End of period	$15.56	$13.83	$13.76	$10.96	$11.95	$10.43	$8.04	$12.79	$15.38	N/A
Accumulation units outstanding at the end of period	5,389	6,600	10,730	4,003	3,067	4,986	7,255	6,709	4,991	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	$13.52	N/A
End of period	$17.43	$17.77	$15.27	$13.49	$14.80	$13.48	$10.06	$17.40	$16.21	N/A
Accumulation units outstanding at the end of period	1,106	1,169	1,289	3,433	2,373	1,740	6,344	5,441	2,122	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	$11.44	N/A
End of period	$16.92	$15.96	$11.69	$10.62	$11.64	$10.13	$8.33	$13.67	$12.07	N/A
Accumulation units outstanding at the end of period	1,266	3,334	6,561	5,035	6,705	8,542	8,252	8,345	2,363	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	$17.38	N/A
End of period	$24.25	$22.69	$17.72	$16.82	$18.22	$15.13	$11.08	$18.55	$19.48	N/A
Accumulation units outstanding at the end of period	593	670	1,216	3,327	3,152	4,918	6,499	6,548	9,801	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	$12.33	N/A
End of period	$23.17	$21.93	$16.05	$13.94	$14.45	$11.70	$8.87	$15.05	$13.82	N/A
Accumulation units outstanding at the end of period	113	119	126	673	1,490	745	605	56	60	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	$13.96	$11.54	$10.06	$11.12	$10.35	N/A	N/A	N/A	N/A	N/A
End of period	$13.11	$13.96	$11.54	$10.06	$11.12	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	11,738	14,326	16,852	13,686	8,459	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	$11.49	N/A
End of period	$12.01	$13.73	$11.55	$10.08	$11.83	$11.24	$8.82	$16.25	$14.84	N/A
Accumulation units outstanding at the end of period	4,324	2,926	3,280	6,496	6,509	7,080	5,908	12,376	6,118	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14	$20.20	N/A
End of period	$34.55	$31.76	$22.86	$20.10	$21.84	$17.77	$12.71	$23.38	$22.14	N/A
Accumulation units outstanding at the end of period	115	125	135	140	145	163	913	1,205	1,246	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	$14.45	N/A
End of period	$17.87	$17.33	$18.36	$18.11	$16.86	$16.05	$15.82	$15.18	$14.59	N/A
Accumulation units outstanding at the end of period	1,663	3,999	3,777	3,556	2,962	6,872	8,214	4,026	3,119	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	$10.83	N/A	N/A
End of period	$11.79	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	N/A	N/A
Accumulation units outstanding at the end of period	256	1,255	4,324	9,584	7,582	10,218	3,614	3,064	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	$21.31	$15.91	$13.82	$12.98	$10.80	$7.22	$11.39	$11.98	$10.92	N/A
End of period	$21.28	$21.31	$15.91	$13.82	$12.98	$10.80	$7.22	$11.39	$11.98	N/A
Accumulation units outstanding at the end of period	12,201	13,300	5,743	6,911	11,626	7,312	6,738	15,262	25,253	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	$10.81	N/A
End of period	$12.96	$12.54	$13.18	$13.00	$12.41	$11.98	$11.58	$11.41	$10.97	N/A
Accumulation units outstanding at the end of period	10,158	16,764	15,552	11,316	12,875	15,672	17,675	19,133	27,350	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	$4.31	N/A
End of period	$6.94	$6.72	$5.68	$4.82	$5.09	$4.25	$3.46	$5.85	$5.74	N/A
Accumulation units outstanding at the end of period	-	-	-	4,903	5,245	9,446	9,878	13,197	3,993	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	$9.97	N/A
End of period	$19.75	$18.22	$13.20	$10.93	$10.48	$8.73	$6.70	$9.97	$11.07	N/A
Accumulation units outstanding at the end of period	1,522	3,033	3,392	-	-	1,299	171	-	-	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	$8.51	N/A
End of period	$13.39	$12.47	$9.77	$8.97	$7.77	$6.37	$5.62	$10.65	$10.78	N/A
Accumulation units outstanding at the end of period	12,095	14,426	11,882	15,069	10,282	11,753	12,959	21,325	31,762	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	$13.71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$14.31	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,862	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	$9.72	$10.37	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.16	$9.72	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,316	3,323	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	$14.56	$11.40	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$13.76	$14.56	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	9,644	10,043	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	$12.08	N/A
End of period	$10.69	$9.67	$7.41	$6.01	$7.05	$6.35	$5.47	$11.34	$14.02	N/A
Accumulation units outstanding at the end of period	3,359	3,359	-	-	-	-	-	-	-	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	$12.19	N/A
End of period	$17.06	$15.73	$14.19	$11.81	$13.16	$11.73	$9.15	$18.16	$16.71	N/A
Accumulation units outstanding at the end of period	17,737	16,703	19,980	18,399	21,084	16,473	16,834	25,584	32,391	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	$9.49	$9.84	$10.25	$10.19	$9.82	N/A	N/A	N/A	N/A	N/A
End of period	$9.16	$9.49	$9.84	$10.25	$10.19	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	513	504	445	415	449	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	$10.89	N/A
End of period	$22.83	$18.65	$13.53	$11.67	$10.76	$10.59	$8.95	$11.91	$11.32	N/A
Accumulation units outstanding at the end of period	1,184	2,495	243	293	1,037	1,044	5,892	2,420	1,998	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	$12.12	$10.01	$8.98	$9.37	$8.28	$6.76	$9.85	N/A	N/A	N/A
End of period	$12.48	$12.12	$10.01	$8.98	$9.37	$8.28	$6.76	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,731	3,457	7,201	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	$14.72	N/A
End of period	$15.58	$16.96	$14.28	$12.37	$14.41	$13.79	$10.90	$19.53	$18.09	N/A
Accumulation units outstanding at the end of period	7,573	10,755	11,972	9,422	13,975	14,864	18,615	16,216	21,272	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	$11.79	N/A
End of period	$16.50	$15.15	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	$13.70	N/A
Accumulation units outstanding at the end of period	59,317	98,358	122,887	131,880	138,248	148,229	199,670	227,475	251,274	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	$11.96	$9.24	$8.27	$9.37	$8.43	$6.26	$11.86	$10.68	N/A	N/A
End of period	$12.52	$11.96	$9.24	$8.27	$9.37	$8.43	$6.26	$11.86	N/A	N/A
Accumulation units outstanding at the end of period	1,456	1,662	1,845	1,972	2,575	506	537	-	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	$10.47	N/A
End of period	$20.08	$17.33	$12.56	$10.73	$10.75	$9.38	$7.15	$12.50	$10.73	N/A
Accumulation units outstanding at the end of period	-	-	-	442	494	992	899	937	1,127	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	$22.34	N/A
End of period	$32.23	$36.76	$29.98	$29.37	$29.07	$24.95	$21.24	$34.94	$26.40	N/A
Accumulation units outstanding at the end of period	906	3,348	4,069	5,060	4,099	3,104	3,847	4,354	4,016	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	$10.15	N/A	N/A
End of period	$14.75	$14.34	$10.43	$9.56	$9.32	$8.17	$7.03	$10.68	N/A	N/A
Accumulation units outstanding at the end of period	5,265	6,053	-	-	-	-	-	-	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	$13.76	N/A
End of period	$24.04	$22.50	$17.29	$15.08	$15.75	$12.80	$9.48	$15.52	$14.77	N/A
Accumulation units outstanding at the end of period	7,884	11,147	8,342	8,251	13,291	15,719	17,795	16,378	23,714	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	$10.48	N/A
End of period	$16.26	$14.70	$11.42	$10.12	$10.19	$9.10	$7.39	$12.11	$11.80	N/A
Accumulation units outstanding at the end of period	31,371	42,490	29,789	25,742	29,076	29,057	31,226	31,574	37,674	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	$15.10	$11.28	$10.13	$11.21	$9.49	N/A	N/A	N/A	N/A	N/A
End of period	$15.29	$15.10	$11.28	$10.13	$11.21	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	3,411	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	$13.13	N/A
End of period	$20.83	$20.34	$15.02	$13.25	$14.16	$11.46	$9.20	$14.45	$15.09	N/A
Accumulation units outstanding at the end of period	14,320	23,185	24,936	14,349	15,167	17,073	19,299	16,446	20,874	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	$5.51	N/A
End of period	$9.92	$8.41	$6.81	$6.26	$6.42	$5.85	$3.65	$6.60	$5.89	N/A
Accumulation units outstanding at the end of period	3,205	4,364	2,536	7,265	3,214	6,357	2,058	2,212	1,674	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.81	$9.71	$9.09	$12.07	$10.08	$8.98	$17.47	$14.95	$15.49	N/A
End of period	$13.50	$12.81	$9.71	$9.09	$12.07	$10.08	$8.98	$17.47	$14.95	N/A
Accumulation units outstanding at the end of period	17,429	21,211	23,609	19,922	22,253	26,788	34,180	37,987	43,401	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	$10.15	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.42	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,849	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	$12.25	N/A
End of period	$16.92	$16.97	$13.74	$11.66	$12.98	$11.50	$8.43	$14.58	$14.02	N/A
Accumulation units outstanding at the end of period	2,889	2,902	4,392	4,438	4,508	6,592	6,548	5,676	9,688	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	$12.74	$14.33	$13.51	$12.36	$11.73	$10.23	N/A	N/A	N/A	N/A
End of period	$12.87	$12.74	$14.33	$13.51	$12.36	$11.73	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,261	3,080	10,256	10,401	11,011	13,502	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	$13.24	N/A
End of period	$17.49	$17.20	$17.96	$16.98	$16.56	$15.74	$13.93	$14.19	$13.40	N/A
Accumulation units outstanding at the end of period	18,893	25,300	32,377	28,596	35,915	42,364	40,048	18,986	24,019	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	$10.60	$10.39	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$10.39	$10.60	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,401	4,810	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	$12.32	N/A
End of period	$17.13	$17.49	$16.53	$14.47	$14.13	$12.49	$8.73	$12.89	$13.32	N/A
Accumulation units outstanding at the end of period	2,056	2,426	2,508	5,364	4,331	6,605	7,593	8,046	8,285	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	$14.40	$10.71	$9.15	$10.17	$8.14	N/A	N/A	N/A	N/A	N/A
End of period	$14.91	$14.40	$10.71	$9.15	$10.17	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,269	1,503	9,595	1,036	2,159	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	$18.84	N/A
End of period	$25.54	$23.21	$16.92	$14.96	$16.14	$14.04	$9.93	$19.23	$20.83	N/A
Accumulation units outstanding at the end of period	868	916	977	992	1,009	1,078	2,967	921	925	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	$14.22	$10.26	$8.05	$10.03	$8.12	$5.91	N/A	N/A	N/A	N/A
End of period	$13.99	$14.22	$10.26	$8.05	$10.03	$8.12	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	829	1,795	2,149	2,256	3,827	1,460	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.95	$12.06	$10.61	$10.24	$9.20	$6.63	N/A	N/A	N/A	N/A
End of period	$18.97	$16.95	$12.06	$10.61	$10.24	$9.20	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,655	9,165	6,141	901	833	588	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	$18.35	$13.12	$11.50	$10.64	$9.65	N/A	N/A	N/A	N/A	N/A
End of period	$19.75	$18.35	$13.12	$11.50	$10.64	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,690	3,688	4,461	-	225	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	$15.34	$11.99	$10.87	$9.88	$8.54	N/A	N/A	N/A	N/A	N/A
End of period	$17.06	$15.34	$11.99	$10.87	$9.88	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	1,298	2,173	-	1,817	262	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	$18.23	$12.43	$11.13	$10.68	$9.55	N/A	N/A	N/A	N/A	N/A
End of period	$21.05	$18.23	$12.43	$11.13	$10.68	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	5,853	10,279	1,534	1,611	2,067	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41	$12.75	N/A
End of period	$18.21	$17.47	$14.20	$12.53	$13.45	$11.74	$9.16	$15.39	$14.41	N/A
Accumulation units outstanding at the end of period	4,617	5,195	5,392	5,394	6,005	6,879	7,426	1,825	2,901	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02	$10.45	N/A
End of period	$12.64	$12.53	$12.26	$11.52	$11.42	$10.74	$9.67	$11.46	$11.02	N/A
Accumulation units outstanding at the end of period	28,252	37,045	38,154	40,520	46,908	53,796	52,825	708	-	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36	$12.86	N/A
End of period	$18.20	$17.61	$14.69	$13.02	$13.74	$12.09	$9.65	$15.27	$14.36	N/A
Accumulation units outstanding at the end of period	4,068	23,293	23,349	23,406	26,055	62,301	41,904	51,783	62,071	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63	$10.77	N/A
End of period	$14.03	$13.79	$12.77	$11.77	$11.93	$10.96	$9.44	$12.25	$11.63	N/A
Accumulation units outstanding at the end of period	1,046	6,252	1,169	29	4,311	4,430	3,000	59,805	34,961	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65	$12.44	N/A
End of period	$17.12	$16.75	$14.78	$13.28	$13.75	$12.42	$10.29	$14.50	$13.65	N/A
Accumulation units outstanding at the end of period	29,557	33,376	35,179	36,235	46,677	56,873	43,455	38,248	41,453	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	$15.59	$10.51	$8.82	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$17.67	$15.59	$10.51	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	3,657	1,956	2,418	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	$24.78	N/A
End of period	$43.14	$40.57	$29.91	$25.73	$26.61	$23.30	$16.60	$29.69	$27.56	N/A
Accumulation units outstanding at the end of period	3,435	3,913	2,730	3,689	2,099	2,448	4,465	4,547	1,651	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	$34.59	N/A
End of period	$68.24	$61.83	$46.30	$41.67	$43.23	$34.56	$24.06	$41.44	$36.14	N/A
Accumulation units outstanding at the end of period	1,386	1,284	2,733	3,692	3,784	3,363	4,694	4,990	2,983	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	$10.16	N/A	N/A
End of period	$9.71	$9.89	$10.10	$10.08	$10.16	$10.09	$9.58	$10.42	N/A	N/A
Accumulation units outstanding at the end of period	30,161	28,658	29,581	6,877	6,849	6,380	7,834	11,542	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	$13.22	N/A
End of period	$22.54	$20.34	$15.16	$12.99	$13.56	$11.96	$8.92	$15.32	$15.53	N/A
Accumulation units outstanding at the end of period	3,379	3,869	6,121	6,883	9,017	9,782	9,974	17,746	9,213	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	$21.96	N/A
End of period	$34.50	$32.10	$27.50	$25.54	$25.28	$23.31	$19.91	$25.67	$24.42	N/A
Accumulation units outstanding at the end of period	2,321	3,749	3,858	4,116	6,305	6,985	8,218	24,152	9,977	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64	$11.38	N/A
End of period	$10.46	$10.69	$10.93	$11.18	$11.42	$11.68	$11.92	$11.92	$11.64	N/A
Accumulation units outstanding at the end of period	2,379	2,357	10,220	3,700	7,688	7,944	20,791	3,785	4,028	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	$17.09	N/A
End of period	$28.56	$26.22	$20.45	$17.97	$18.76	$16.86	$13.91	$21.33	$20.22	N/A
Accumulation units outstanding at the end of period	1,628	1,648	146	2,085	156	219	3,709	4,011	3,775	N/A

Accumulation Unit Values
Contract with Endorsements - 2.205%

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Disciplined Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Disciplined Moderate Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 20 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 35 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL Institutional Alt 50 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL Institutional Alt 65 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Balanced Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Blue Chip Income and Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Global Small Capitalization Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/American Funds Growth Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds Growth-Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds International Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/American Funds New World Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Commodity Securities Strategy Division
Accumulation unit value:
Beginning of period	$10.47	$9.77	$9.91	$10.94	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.78	$10.47	$9.77	$9.91	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/BlackRock Global Allocation Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/BlackRock Large Cap Select Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Brookfield Global Infrastructure and MLP Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Capital Guardian Global Diversified Research Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/DFA U.S. Core Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eagle SmallCap Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Eastspring Investments Asia ex-Japan Division
Accumulation unit value:
Beginning of period	$7.86	$8.55	$7.13	$9.26	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$8.12	$7.86	$8.55	$7.13	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Eastspring Investments China-India Division
Accumulation unit value:
Beginning of period	$6.86	$7.18	$5.94	$8.42	$7.36	$4.13	N/A	N/A	N/A	N/A
End of period	$7.47	$6.86	$7.18	$5.94	$8.42	$7.36	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	179	185	144	148	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Founding Strategy Division
Accumulation unit value:
Beginning of period	$11.26	$9.28	$8.19	$8.48	$7.86	$6.17	N/A	N/A	N/A	N/A
End of period	$11.31	$11.26	$9.28	$8.19	$8.48	$7.86	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	135	137	141	137	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Global Multisector Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Income Division
Accumulation unit value:
Beginning of period	$13.03	$11.67	$10.64	$10.60	$9.63	$7.41	$10.78	N/A	N/A	N/A
End of period	$13.15	$13.03	$11.67	$10.64	$10.60	$9.63	$7.41	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	987	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Franklin Templeton International Small Cap Growth Division
Accumulation unit value:
Beginning of period	$10.56	$8.15	$6.55	$7.82	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$9.36	$10.56	$8.15	$6.55	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Mutual Shares Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Franklin Templeton Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Core Plus Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Emerging Markets Debt Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Goldman Sachs Mid Cap Value Division
Accumulation unit value:
Beginning of period	$17.28	$13.31	$11.53	$12.61	$10.36	$7.99	$12.78	N/A	N/A	N/A
End of period	$19.12	$17.28	$13.31	$11.53	$12.61	$10.36	$7.99	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	94	404	406	2,215	420	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Goldman Sachs U.S. Equity Flex Division
Accumulation unit value:
Beginning of period	$11.30	$8.61	$7.36	$8.41	$7.91	$6.48	N/A	N/A	N/A	N/A
End of period	$12.59	$11.30	$8.61	$7.36	$8.41	$7.91	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	146	152	142	136	N/A	N/A	N/A	N/A

JNL/Invesco Global Real Estate Division
Accumulation unit value:
Beginning of period	$13.82	$13.75	$10.95	$11.95	$10.43	$8.04	$12.79	N/A	N/A	N/A
End of period	$15.55	$13.82	$13.75	$10.95	$11.95	$10.43	$8.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	92	102	998	104	948	N/A	N/A	N/A

JNL/Invesco International Growth Division
Accumulation unit value:
Beginning of period	$17.76	$15.26	$13.47	$14.79	$13.46	$10.05	$17.39	N/A	N/A	N/A
End of period	$17.41	$17.76	$15.26	$13.47	$14.79	$13.46	$10.05	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	251	255	260	263	N/A	N/A	N/A

JNL/Invesco Large Cap Growth Division
Accumulation unit value:
Beginning of period	$15.95	$11.68	$10.62	$11.63	$10.13	$8.33	$13.66	N/A	N/A	N/A
End of period	$16.90	$15.95	$11.68	$10.62	$11.63	$10.13	$8.33	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	314	337	336	322	N/A	N/A	N/A

JNL/Invesco Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Invesco Small Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Ivy Asset Strategy Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan International Value Division
Accumulation unit value:
Beginning of period	$13.72	$11.54	$10.07	$11.82	$11.23	$8.82	$16.24	N/A	N/A	N/A
End of period	$12.00	$13.72	$11.54	$10.07	$11.82	$11.23	$8.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	676	640	1,858	3,031	N/A	N/A	N/A

JNL/JPMorgan MidCap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/JPMorgan U.S. Government & Quality Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Lazard Emerging Markets Division
Accumulation unit value:
Beginning of period	$12.72	$13.15	$11.00	$13.67	$11.46	$6.82	$13.96	N/A	N/A	N/A
End of period	$11.79	12.72	$13.15	$11.00	$13.67	$11.46	$6.82	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	279	1,576	1,612	313	N/A	N/A	N/A

JNL/MC 10 x 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Bond Index Division
Accumulation unit value:
Beginning of period	$12.53	$13.17	$13.00	$12.40	$11.97	$11.58	$11.41	$10.96	$10.81	N/A
End of period	$12.95	$12.53	$13.17	$13.00	$12.40	$11.97	$11.58	$11.41	$10.96	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,007	1,887	2,176	1,385	N/A

JNL/MC Communications Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Consumer Brands Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow 10 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Dow Jones U.S. Contrarian Opportunities Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Emerging Markets Index Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC European 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Financial Sector Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Global 15 Division
Accumulation unit value:
Beginning of period	$15.72	$14.18	$11.80	$13.14	$11.72	$9.14	$18.15	N/A	N/A	N/A
End of period	$17.04	$15.72	$14.18	$11.80	$13.14	$11.72	$9.14	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	266	759	749	757	836	N/A	N/A	N/A

JNL/MC Global Alpha Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Healthcare Sector Division
Accumulation unit value:
Beginning of period	$18.63	$13.52	$11.66	$10.75	$10.58	$8.94	$11.90	N/A	N/A	N/A
End of period	$22.81	$18.63	$13.52	$11.66	$10.75	$10.58	$8.94	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	825	825	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Index 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC International Index Division
Accumulation unit value:
Beginning of period	$16.95	$14.27	$12.36	$14.40	$13.78	$10.90	$19.52	$18.08	$14.72	N/A
End of period	$15.57	$16.95	$14.27	$12.36	$14.40	$13.78	$10.90	$19.52	$18.08	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	736	873	873	1,012	N/A

JNL/MC JNL 5 Division
Accumulation unit value:
Beginning of period	$15.14	$11.76	$10.18	$10.63	$9.28	$7.64	$13.59	N/A	N/A	N/A
End of period	$16.49	$15.14	$11.76	$10.18	$10.63	$9.28	$7.64	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	320	328	338	347	3,000	N/A	N/A	N/A

JNL/MC JNL Optimized 5 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Nasdaq 25 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Oil & Gas Sector Division
Accumulation unit value:
Beginning of period	$36.72	$29.95	$29.34	$29.04	$24.93	$21.22	$34.91	N/A	N/A	N/A
End of period	$32.20	$36.72	$29.95	$29.34	$29.04	$24.93	$21.22	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	42	38	42	388	364	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Pacific Rim 30 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC S&P 24 Division
Accumulation unit value:
Beginning of period	$14.33	$10.43	$9.56	$9.31	$8.17	$7.03	$10.68	N/A	N/A	N/A
End of period	$14.75	$14.33	$10.43	$9.56	$9.31	$8.17	$7.03	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	240	853	954	970	1,127	N/A	N/A	N/A

JNL/MC S&P 400 MidCap Index Division
Accumulation unit value:
Beginning of period	$22.48	$17.28	$15.07	$15.74	$12.79	$9.47	$15.52	$14.76	$13.76	N/A
End of period	$24.03	$22.48	$17.28	$15.07	$15.74	$12.79	$9.47	$15.52	$14.76	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	785	931	931	1,079	N/A

JNL/MC S&P 500 Index Division
Accumulation unit value:
Beginning of period	$14.69	$11.41	$10.11	$10.18	$9.10	$7.38	$12.10	$11.80	$10.48	N/A
End of period	$16.25	$14.69	$11.41	$10.11	$10.18	$9.10	$7.38	$12.10	$11.80	N/A
Accumulation units outstanding at the end of period	-	-	-	896	940	1,982	1,219	1,219	1,413	N/A

JNL/MC S&P SMid 60 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/MC Small Cap Index Division
Accumulation unit value:
Beginning of period	$20.33	$15.01	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08	$13.12	N/A
End of period	$20.81	$20.33	$15.01	$13.24	$14.15	$11.45	$9.19	$14.44	$15.08	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	1,900	954	954	1,106	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/MC Technology Sector Division
Accumulation unit value:
Beginning of period	$8.40	$6.81	$6.26	$6.42	$5.85	$3.65	N/A	N/A	N/A	N/A
End of period	$9.91	$8.40	$6.81	$6.26	$6.42	$5.85	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	184	179	186	185	N/A	N/A	N/A	N/A

JNL/MC Value Line 30 Division
Accumulation unit value:
Beginning of period	$12.80	$9.71	$9.09	$12.07	$10.07	$8.98	$17.47	N/A	N/A	N/A
End of period	$13.49	$12.80	$9.71	$9.09	$12.07	$10.07	$8.98	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	498	556	569	538	N/A	N/A	N/A

JNL/Morgan Stanley Mid Cap Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Neuberger Berman Strategic Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/Oppenheimer Global Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PIMCO Real Return Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/PIMCO Total Return Bond Division
Accumulation unit value:
Beginning of period	$17.19	$17.94	$16.97	$16.55	$15.73	$13.92	$14.18	N/A	N/A	N/A
End of period	$17.48	$17.19	$17.94	$16.97	$16.55	$15.73	$13.92	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	140	429	444	442	2,163	N/A	N/A	N/A

JNL/PPM America Floating Rate Income Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America High Yield Bond Division
Accumulation unit value:
Beginning of period	$17.47	$16.51	$14.45	$14.12	$12.48	$8.72	$12.87	N/A	N/A	N/A
End of period	$17.11	$17.47	$16.51	$14.45	$14.12	$12.48	$8.72	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	1,662	N/A	N/A	N/A

JNL/PPM America Mid Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Small Cap Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/PPM America Value Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/Red Rocks Listed Private Equity Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P 4 Division
Accumulation unit value:
Beginning of period	$16.94	$12.06	$10.61	$10.24	$9.20	N/A	N/A	N/A	N/A	N/A
End of period	$18.96	$16.94	$12.06	$10.61	$10.24	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	2,957	N/A	N/A	N/A	N/A	N/A

JNL/S&P Competitive Advantage Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Dividend Income & Growth Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Intrinsic Value Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Aggressive Growth Division
Accumulation unit value:
Beginning of period	$17.45	$14.18	$12.52	$13.44	$11.74	$9.15	$15.38	$14.41	$12.74	N/A
End of period	$18.19	$17.45	$14.18	$12.52	$13.44	$11.74	$9.15	$15.38	$14.41	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/S&P Managed Conservative Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Managed Growth Division
Accumulation unit value:
Beginning of period	$17.60	$14.67	$13.01	$13.73	$12.09	$9.65	$15.26	$14.35	$12.85	N/A
End of period	$18.18	$17.60	$14.67	$13.01	$13.73	$12.09	$9.65	$15.26	$14.35	N/A
Accumulation units outstanding at the end of period	-	-	171	172	175	178	176	-	-	N/A

JNL/S&P Managed Moderate Division
Accumulation unit value:
Beginning of period	$13.79	$12.76	$11.76	$11.93	$10.95	$9.44	$12.25	$11.63	$10.77	N/A
End of period	$14.02	$13.79	$12.76	$11.76	$11.93	$10.95	$9.44	$12.25	$11.63	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P Managed Moderate Growth Division
Accumulation unit value:
Beginning of period	$16.73	$14.77	$13.27	$13.74	$12.41	$10.28	$14.49	$13.64	$12.43	N/A
End of period	$17.11	$16.73	$14.77	$13.27	$13.74	$12.41	$10.28	$14.49	$13.64	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	-	-	-	-	N/A

JNL/S&P MID 3 Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/S&P Total Yield Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/T. Rowe Price Established Growth Division
Accumulation unit value:
Beginning of period	$40.53	$29.88	$25.70	$26.59	$23.28	$16.59	$29.67	N/A	N/A	N/A
End of period	$43.10	$40.53	$29.88	$25.70	$26.59	$23.28	$16.59	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	1,193	-	416	N/A	N/A	N/A

JNL/T. Rowe Price Mid-Cap Growth Division
Accumulation unit value:
Beginning of period	$61.78	$46.27	$41.63	$43.19	$34.53	$24.04	$41.41	N/A	N/A	N/A
End of period	$68.18	$61.78	$46.27	$41.63	$43.19	$34.53	$24.04	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	27	27	794	828	329	N/A	N/A	N/A

JNL/T. Rowe Price Short-Term Bond Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/T. Rowe Price Value Division
Accumulation unit value:
Beginning of period	$20.33	$15.15	$12.98	$13.55	N/A	N/A	N/A	N/A	N/A	N/A
End of period	$22.52	$20.33	$15.15	$12.98	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Balanced Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

JNL/WMC Money Market Division
Accumulation unit value:
Beginning of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
End of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Investment Divisions	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
JNL/WMC Value Division
Accumulation unit value:
Beginning of period	$26.20	$20.44	$17.96	$18.75	$16.86	N/A	N/A	N/A	N/A	N/A
End of period	$28.54	$26.20	$20.44	$17.96	$18.75	N/A	N/A	N/A	N/A	N/A
Accumulation units outstanding at the end of period	-	-	-	-	-	N/A	N/A	N/A	N/A	N/A

Due to size constraints, this filing is being made in 3 related submissions. This submission is the first of the 3 related submissions.